UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23477
BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)

240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
10/31
Date of reporting period:
10/31/25
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon High Yield ETF
BNY Mellon Concentrated International ETF
BNY Mellon Global Infrastructure Income ETF
ITEM 1 - Reports to Stockholders

BNY Mellon US Large Cap Core Equity ETF
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Ticker – BKLC (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon US Large Cap Core Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Large Cap Core Equity ETF	$0	0.00%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 22.34% on a net asset value basis and 22.38% on a market price basis.
  In comparison, the Solactive GBS United States 500 Index TR (the “Index”) returned 22.32% for the same period.
What affected the Fund’s performance?
  The U.S. large-cap stock market advanced during the reporting period, supported by strong earnings growth, heavy investment in artificial intelligence and infrastructure, and resilient consumer and business spending. U.S. stocks generally advanced during the reporting period, supported by moderating inflation, relatively low unemployment and a positive corporate backdrop amid Federal Reserve rate-cut expectations.
  Large-cap stocks outperformed their mid- and small-cap counterparts, reflecting continued investor preference for multinational companies with strong balance sheets and diversified revenue streams.
  Relatively strong-performing areas included information technology, communication services and consumer discretionary, driven by robust results from the Magnificent Seven and other large-cap technology firms.
  Relatively weak-performing areas included materials, real estate and health care.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 7, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the S&P 500® Index (a broad-based index) and Solactive GBS United States 500 Index TR on 4/7/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 7, 2020)
BNY Mellon US Large Cap Core Equity ETF - NAV Return*	22.34%	17.72%	20.47%
S&P 500® Index (broad-based index)	21.45%	17.64%	20.30%
Solactive GBS United States 500 Index TR	22.32%	17.41%	20.48%
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Large Cap Index℠.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$4,814	508	$0	2.10%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
35.8%
Financials
12.6%
Consumer Discretionary
10.5%
Communication Services
10.5%
Health Care
9.1%
Industrials
8.1%
Consumer Staples
4.5%
Energy
2.8%
Utilities
2.3%
Materials
1.9%
Real Estate
1.7%
Net Other Assets and Liabilities
0.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index price at any time or in any other respect. The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY Mellon ETFs constitute a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4851AR1025

BNY Mellon US Mid Cap Core Equity ETF
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Ticker – BKMC (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon US Mid Cap Core Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Mid Cap Core Equity ETF	$4	0.04%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 8.55% on a net asset value basis and 8.42% on a market price basis.
  In comparison, the Solactive GBS United States 400 Index TR (the “Index”) returned 8.52% for the same period.
What affected the Fund’s performance?
  The U.S. mid-cap stock market advanced during the reporting period, supported by a resilient economy, easing inflation and stable employment.
  Mid-cap stocks underperformed their large-cap counterparts, reflecting limited exposure to artificial intelligence and technology and greater exposure to traditional areas such as financials, consumer discretionary and health care.
  Relatively strong-performing areas included communication services, utilities and information technology.
  Relatively weak-performing areas included materials, consumer staples and consumer discretionary.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 7, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the S&P Composite 1500® Index (a broad-based index) and Solactive GBS United States 400 Index TR on 4/7/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 7, 2020)
BNY Mellon US Mid Cap Core Equity ETF - NAV Return*	8.55%	12.09%	16.50%
S&P Composite 1500® Index (broad-based index)	20.21%	17.26%	20.04%
Solactive GBS United States 400 Index TR	8.52%	11.39%	16.35%
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Mid Cap Index℠.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$602	406	$208,282	29.06%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
25.0%
Financials
13.2%
Information Technology
13.0%
Consumer Discretionary
12.8%
Health Care
11.4%
Real Estate
7.6%
Consumer Staples
4.8%
Materials
3.4%
Communication Services
3.0%
Energy
2.8%
Utilities
2.8%
Investment Companies
1.5%
Net Other Assets and Liabilities
-1.3%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index price at any time or in any other respect. The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY Mellon ETFs constitute a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4852AR1025

BNY Mellon US Small Cap Core Equity ETF
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Ticker – BKSE (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon US Small Cap Core Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon US Small Cap Core Equity ETF	$4	0.04%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 12.86% on a net asset value basis and 12.74% on a market price basis.
  In comparison, the Solactive GBS United States 600 Index TR (the “Index”) returned 12.89% for the same period.
What affected the Fund’s performance?
  Small-cap U.S. stocks generally advanced during the reporting period, supported by moderating inflation, relatively low unemployment and a positive corporate backdrop amid Federal Reserve rate-cut expectations.
  Gains lagged those of large- and mid-cap stocks due to the greater exposure of small-cap companies to traditional industries and their more limited participation in AI-related investment and technology.
  Relatively strong-performing sectors included information technology, industrials and utilities.
  Relatively weak-performing sectors included consumer staples, communication services and real estate.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 7, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the S&P Composite 1500® Index (a broad-based index) and Solactive GBS United States 600 Index TR on 4/7/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 7, 2020)
BNY Mellon US Small Cap Core Equity ETF - NAV Return*	12.86%	12.05%	16.94%
S&P Composite 1500® Index (broad-based index)	20.21%	17.26%	20.04%
Solactive GBS United States 600 Index TR	12.89%	13.33%	18.32%
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Small Cap Index℠.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$59	601	$40,656	38.61%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
17.7%
Industrials
17.1%
Financials
16.6%
Consumer Discretionary
11.7%
Health Care
11.5%
Real Estate
5.9%
Materials
5.6%
Energy
4.9%
Utilities
3.4%
Communication Services
3.2%
Consumer Staples
2.2%
Investment Companies
2.1%
Net Other Assets and Liabilities
-1.9%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index price at any time or in any other respect. The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY Mellon ETFs constitute a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4853AR1025

BNY Mellon International Equity ETF
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Ticker – BKIE (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon International Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon International Equity ETF	$4	0.04%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 23.76% on a net asset value basis and 23.47% on a market price basis.
  In comparison, the Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR (the “Index”) returned 23.58% for the same period.
What affected the Fund’s performance?
  International developed-markets stocks advanced during the reporting period, supported by a weaker U.S. dollar, attractive relative valuations and ongoing fiscal stimulus and structural reforms in Europe and Japan.
  The asset class generally outperformed U.S. equities as easing trade tensions and steady government spending bolstered investor sentiment.
  Relatively strong-performing areas included information technology, communication services and utilities, while financials, health care and consumer staples lagged.
  Among countries, Austria, Poland and Spain delivered the strongest gains, while Denmark, New Zealand and Australia underperformed.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 22, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the MSCI EAFE® Index (a broad-based index) and Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR on 4/22/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 22, 2020)
BNY Mellon International Equity ETF - NAV Return*	23.76%	13.13%	14.40%
MSCI EAFE® Index (broad-based index)	23.03%	12.33%	13.69%
Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR	23.58%	12.63%	14.00%
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Developed Markets ex-US Large Cap Index℠.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$1,033	996	$318,154	9.30%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Japan
22.1%
United Kingdom
12.3%
Canada
11.5%
France
8.3%
Germany
7.7%
Switzerland
7.4%
Australia
6.2%
Netherlands
4.3%
Sweden
3.0%
Spain
2.7%
Italy
2.5%
Hong Kong
2.0%
Denmark
1.5%
Singapore
1.5%
Israel
1.3%
Finland
1.0%
Net Other Assets and Liabilities
4.7%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index price at any time or in any other respect. The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY Mellon ETFs constitute a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4854AR1025

BNY Mellon Emerging Markets Equity ETF
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Ticker – BKEM (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon Emerging Markets Equity ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Emerging Markets Equity ETF	$12	0.11%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 26.99% on a net asset value basis and 26.09% on a market price basis.
  In comparison, the Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (the “Index”) returned 27.29% for the same period.
What affected the Fund’s performance?
  Emerging-markets equities advanced during the reporting period, supported by a weaker U.S. dollar, interest rate cuts in major economies and continued attractive valuations versus developed markets.
  The asset class outperformed developed market equities, aided by healthy earnings growth and renewed capital inflows into emerging markets.
  Relatively strong-performing areas included information technology, communication services and industrials, while consumer staples, real estate and utilities lagged.
  Among countries, China, Taiwan and South Korea delivered the strongest gains, while Indonesia, the Philippines and Thailand underperformed.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 22, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the MSCI Emerging Markets Index (a broad-based index) and Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR on 4/22/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 22, 2020)
BNY Mellon Emerging Markets Equity ETF - NAV Return*	26.99%	6.87%	10.82%
MSCI Emerging Markets Index (broad-based index)	27.91%	7.46%	11.27%
Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR	27.29%	7.79%	11.54%
*
The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Emerging Markets Large Cap Index℠.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$68	1,685	$113,780	56.40%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

China
23.1%
Taiwan
20.3%
India
15.6%
South Korea
13.1%
Brazil
4.1%
Hong Kong
4.1%
Saudi Arabia
3.2%
South Africa
2.9%
United Arab Emirates
2.4%
Mexico
1.8%
Thailand
1.4%
Malaysia
1.2%
Indonesia
1.1%
Ireland
1.0%
Net Other Assets and Liabilities
4.7%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index price at any time or in any other respect. The Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY Mellon ETFs constitute a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4855AR1025

BNY Mellon Core Bond ETF
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Ticker – BKAG (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon Core Bond ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Core Bond ETF	$0	0.00%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 6.15% on a net asset value basis and 6.17% on a market price basis.
  In comparison, the Bloomberg U.S. Aggregate Total Return Index (the “Index”) returned 6.16% for the same period.
What affected the Fund’s performance?
  The U.S. bond market advanced during the reporting period, with all areas producing positive returns supported by attractive income levels, falling Treasury yields, easing inflation and expectations for Federal Reserve rate cuts.
  Short and intermediate-maturity securities contributed positively as Treasury yields declined across the front and intermediate curve segments, supporting performance and boosting results in higher-quality interest-rate-sensitive holdings.
  Tightening credit spreads and narrower mortgage option-adjusted spreads supported performance, aiding exposures to corporate credit, securitized assets and mortgage-related holdings as spread sectors outperformed during the reporting period.
  Exposure to longer-maturity U.S. Treasuries modestly detracted, as rising 30-year yields caused longer-duration holdings to lag the strong performance of short and intermediate-maturity securities.

How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 22, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in the Bloomberg U.S. Aggregate Total Return Index on 4/22/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 22, 2020)
BNY Mellon Core Bond ETF - NAV Return	6.15%	-0.27%	-0.01%
Bloomberg U.S. Aggregate Total Return Index	6.16%	-0.24%	0.04%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,029	5,081	$0	70.96%
Portfolio Holdings (as of 10/31/25 )
Allocation of Holdings (Based on Net Assets)

U.S. Treasury Securities
45.4%
Corporate Bonds and Notes
25.2%
U.S. Government Agencies Mortgage-Backed - Long
24.2%
Investment Companies
3.6%
Foreign Governmental
1.6%
U.S. Government Agencies Collateralized Municipal-Backed
0.7%
Commercial Mortgage-Backed
0.7%
U.S. Government Agencies Obligations
0.6%
Asset-Backed Securities
0.3%
Municipal Securities
0.3%
U.S. Government Agencies Mortgage-Backed - Short
-0.0%*
Net Other Assets and Liabilities
-2.6%

* Amount represents less than .1%.

Sector Allocation (Based on Net Assets)

Government
49.2%
Mortgage Securities
25.6%
Financial
8.0%
Consumer, Non-cyclical
4.1%
Investment Companies
3.6%
Utilities
2.4%
Communications
1.9%
Industrial
1.9%
Technology
1.8%
Energy
1.7%
Consumer, Cyclical
1.5%
Net Other Assets and Liabilities
-1.7%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with the BNY Mellon ETFs, and does not approve, endorse, review or recommend the Fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the Bloomberg Index, and neither shall be liable in any way to the Fund’s adviser, investors in the Fund or other third parties in respect of the use or accuracy of the Bloomberg Index or any data included therein.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4856AR1025

BNY Mellon High Yield ETF
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Ticker – BKHY (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon High Yield ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon High Yield ETF	$23	0.22%
How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 8.15% on a net asset value basis and 8.27% on a market price basis.
  In comparison, the Bloomberg US Corporate High Yield Total Return Index (the “Index”) returned 8.16% for the same period.
What affected the Fund’s performance?
  The U.S. high yield bond market advanced during the reporting period, outperforming investment‑grade bonds and Treasuries on easing recession fears, resilient corporate fundamentals and easing monetary policy.
  The Fund’s strategy of overweighting individual securities identified by the credit model to have more favorable risk and relative value signals supported performance, while its risk-adjusted income focus further bolstered returns.
  The difference in returns between the Fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.

How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from April 22, 2020 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the Bloomberg U.S. Universal Index (a broad-based index) and Bloomberg US Corporate High Yield Total Return Index on 4/22/2020, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	5YR	SINCE INCEPTION (April 22, 2020)
BNY Mellon High Yield ETF - NAV Return*	8.15%	5.31%	6.78%
Bloomberg U.S. Universal Index (broad-based index)	6.51%	0.28%	0.73%
Bloomberg US Corporate High Yield Total Return Index	8.16%	5.47%	7.00%
*
Prior to July 1, 2024, the Fund was named BNY Mellon High Yield Beta ETF and was an “index fund” that sought to track the performance of the Bloomberg US Corporate High Yield Total Return Index. Fund performance prior to July 1, 2024 reflects the Fund’s prior investment objective and investment strategy.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$404	1,787	$752,395	76.63%
Portfolio Holdings (as of 10/31/25 )
Allocation of Holdings (Based on Net Assets)

Corporate Bonds and Notes
97.5%
Investment Companies
1.6%
Futures
0.0%*
Swap Agreements
0.0%*
Net Other Assets and Liabilities
0.9%

* Amount represents less than .1%.
Sector Allocation (Based on Net Assets)

Consumer, Cyclical
18.7%
Communications
15.5%
Consumer, Non-cyclical
14.9%
Financial
13.2%
Energy
11.8%
Industrial
11.2%
Basic Materials
4.4%
Technology
4.4%
Utilities
3.2%
Investment Companies
1.6%
Net Other Assets and Liabilities
1.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4858AR1025

BNY Mellon Concentrated International ETF
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Ticker – BKCI (NYSE Arca, Inc.)
This annual shareholder report contains important information about BNY Mellon Concentrated International ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Concentrated International ETF*	$66	0.65%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 2.19% on a net asset value basis and 2.40% on a market price basis.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 23.03% for the same period.
What affected the Fund’s performance?
  International equities advanced, led by financials and industrials. Banks benefited from wider interest margins and robust loan growth, while aerospace and defense companies rallied on increased global defense spending.
  The Fund’s relative performance benefited from overweight exposure to the strong technology area, supported by robust Artificial Intelligence (AI)-driven demand and optimism across semiconductor supply chains.
  Health care holdings detracted most from relative performance of the Fund due to overweight exposure to the weak sector and lagging returns. Industrial holdings also lagged their sector peers.
  The Fund’s underweight exposure to financials detracted, as banks — where the Fund held no exposure — rallied sharply over the reporting period.

How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 6, 2021 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 12/6/2021, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	SINCE INCEPTION (December 6, 2021)
BNY Mellon Concentrated International ETF - NAV Return	2.19%	1.22%
MSCI EAFE® Index	23.03%	8.63%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$180	28	$1,069,233	9.86%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

France
14.6%
Japan
11.2%
Germany
10.2%
Netherlands
8.4%
Taiwan
7.1%
Canada
7.1%
Switzerland
7.0%
Denmark
5.5%
Spain
5.3%
Hong Kong
4.8%
United Kingdom
4.8%
Ireland
3.5%
Singapore
3.4%
Finland
3.3%
Australia
2.4%
United States
1.2%
Net Other Assets and Liabilities
0.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4864AR1025

BNY Mellon Global Infrastructure Income ETF
ANNUAL
SHAREHOLDER
REPORT
October 31, 2025
Ticker – BKGI (Cboe BZX Exchange, Inc.)
This annual shareholder report contains important information about BNY Mellon Global Infrastructure Income ETF (the “Fund”) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling 1-833-383-2696 or calling your financial adviser.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Global Infrastructure Income ETF*	$64	0.56%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended October 31, 2025, the Fund’s shares returned 29.70% on a net asset value basis and 29.97% on a market price basis.
  In comparison, the S&P Global Infrastructure NR Index (the “Index”) returned 16.99% for the same period.
What affected the Fund’s performance?
  The infrastructure market advanced during the period, led by industrials and utilities, with tailwinds from increasing power demand from AI data center investment.
  Security selection in utilities contributed most to the Fund’s performance relative to the Index, followed by out-of-Index exposure to communication services and security selection in industrials.
  Security selection in energy was the primary detractor from the Fund's relative performance, followed by underweight positioning in industrials.

How did the Fund perform since its inception?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from November 2, 2022 through October 31, 2025
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each of the MSCI ACWI Index (a broad-based index) and S&P Global Infrastructure NR Index on 11/2/2022, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 10/31/25 )
	1YR	SINCE INCEPTION (November 2, 2022)
BNY Mellon Global Infrastructure Income ETF - NAV Return	29.70%	21.12%
MSCI ACWI Index (broad-based index)	22.64%	22.24%
S&P Global Infrastructure NR Index	16.99%	14.75%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/etfliterature .
KEY FUND STATISTICS (AS OF 10/31/25 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$305	28	$730,567	40.01%
Portfolio Holdings (as of 10/31/25 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United States
38.3%
France
19.3%
Italy
13.1%
Canada
8.5%
Finland
8.1%
United Kingdom
6.8%
China
1.7%
Spain
1.3%
Belgium
1.2%
Germany
0.8%
Net Other Assets and Liabilities
0.9%

How has the Fund changed?
  BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) has contractually agreed, until at least February 28, 2026, to assume the direct expenses of the Fund so that the Fund's total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the Fund's 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the Fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund's business) do not exceed 0.55% of the Fund's average daily net assets. Prior to February 28, 2026, this expense limitation agreement may only be terminated by the Fund's board. On or after February 28, 2026, the Adviser may terminate this expense limitation agreement at any time.
This is a summary of certain changes to the Fund since November 1, 2024 . For more complete information, you may review the Fund’s current prospectus dated February 28, 2025 at bny.com/investments/etfliterature  or upon request at 1-833-383-2696 or by calling your financial adviser.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4865AR1025

Item 1. Reports to Stockholders (cont.).

(b)       Not applicable.

Item 2. Code of Ethics.

(a)	As of the period ended October 31, 2025 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)	During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)	During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)       Audit Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $176,555 in 2024 and $180,084 in 2025.

(b)       Audit-Related Fees

The aggregate fees billed for each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $56,178 in 2024 and $57,303 in 2025. These services consisted of security counts required by Rule 17f-2 under the 1940 Act.

(c)       Tax Fees

The aggregate fees billed for each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were

$35,586 in 2024 and $36,657 in 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)       All Other Fees

The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2024 and $0 in 2025.

(e)(1)	Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)	The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)	The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)	The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $211,051in 2024 and $196,953 in 2025.
(h)	The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant. The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.

(b)       Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7 of this Form N-CSR.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

BNY Mellon Concentrated International ETF: BKCI
Principal U.S. Listing Exchange: NYSE Arca, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Concentrated International ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Description	Shares	Value ($)
Common Stocks — 98.6%
Australia — 2.4%
CSL Ltd.	37,150	4,338,846
Canada — 7.1%
Alimentation Couche-Tard, Inc.	145,510	7,395,068
Canadian National Railway Co.	55,254	5,298,286
		12,693,354
Denmark — 5.5%
Coloplast AS, Cl. B	71,280	6,442,644
Novo Nordisk AS, Cl. B	71,721	3,497,519
		9,940,163
Finland — 3.3%
Kone OYJ, Cl. B	89,245	5,958,102
France — 14.6%
Air Liquide SA	36,187	7,004,070
L’Oreal SA	14,617	6,110,003
LVMH Moet Hennessy Louis Vuitton SE	9,517	6,714,565
TotalEnergies SE	104,783	6,515,950
		26,344,588
Germany — 10.2%
adidas AG	21,000	3,964,867
Merck KGaA	46,521	6,083,436
SAP SE	32,120	8,309,801
		18,358,104
Hong Kong — 4.8%
AIA Group Ltd.	896,914	8,708,799
Ireland — 3.5%
Experian PLC	135,703	6,323,335
Japan — 11.2%
Daikin Industries Ltd.	28,000	3,265,849
Hoya Corp.	42,000	6,836,481
Keyence Corp.	13,400	4,988,372
Shin-Etsu Chemical Co. Ltd.	167,300	5,053,413
		20,144,115
Netherlands — 8.4%
ASML Holding NV	9,189	9,724,196
Universal Music Group NV	200,005	5,364,543
		15,088,739
Singapore — 3.4%
CapitaLand Ascendas REIT	2,800,000	6,066,380
Spain — 5.3%
Amadeus IT Group SA	124,585	9,523,701
Switzerland — 7.0%
Roche Holding AG	19,684	6,332,634
SGS SA	55,227	6,218,914
		12,551,548
Taiwan — 7.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,832	12,868,018
3

SCHEDULE OF INVESTMENTS (continued)

Description	Shares	Value ($)
Common Stocks — 98.6% (continued)
United Kingdom — 4.8%
Compass Group PLC	258,340	8,555,788
Total Common Stocks (cost $174,072,406)		177,463,580

	1-Day Yield (%)
Investment Companies — 1.2%
Registered Investment Companies — 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(a) (cost $2,161,087)	4.04	2,161,087	2,161,087
Total Investments (cost $176,233,493)		99.8%	179,624,667
Cash and Receivables (Net)		.2%	298,434
Net Assets		100.0%	179,923,101

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 1.2%	4,040,537	14,141,669	(16,021,119)	2,161,087	132,869

†	Includes reinvested dividends/distributions.
See notes to financial statements.
4

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	174,072,406	177,463,580
Affiliated issuers	2,161,087	2,161,087
Cash denominated in foreign currency	84	85
Tax reclaim receivable—Note 2(b)		384,512
Dividends receivable		154,068
		180,163,332
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		98,103
Payable for investment securities purchased		142,128
		240,231
Net Assets ($)		179,923,101
Composition of Net Assets ($):
Paid-in capital		177,408,675
Total distributable earnings (loss)		2,514,426
Net Assets ($)		179,923,101
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		3,500,001
Net Asset Value Per Share ($)		51.41
Market Price Per Share ($)		51.47
See notes to financial statements.
5

STATEMENT OF OPERATIONS
Year Ended October 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $391,409 foreign taxes withheld at source):
Unaffiliated issuers	3,177,238
Affiliated issuers	132,869
Total Income	3,310,107
Expenses:
Management fee—Note 3(a)	1,233,729
Total Expenses	1,233,729
Less—reduction in expenses due to undertaking—Note 3(a)	(167,606)
Net Expenses	1,066,123
Net Investment Income	2,243,984
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(2,286,286)
Net realized gain (loss) on in-kind redemptions	1,604,046
Net Realized Gain (Loss)	(682,240)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,648,306
Net Realized and Unrealized Gain (Loss) on Investments	1,966,066
Net Increase in Net Assets Resulting from Operations	4,210,050
See notes to financial statements.
6

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
Operations ($):
Net investment income	2,243,984	1,119,793
Net realized gain (loss) on investments	(682,240)	6,540,678
Net change in unrealized appreciation (depreciation) on investments	2,648,306	2,336,390
Net Increase (Decrease) in Net Assets Resulting from Operations	4,210,050	9,996,861
Distributions ($):
Distributions to shareholders	(1,162,130)	(826,298)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	32,188,517	118,958,611
Cost of shares redeemed	(9,921,156)	(42,337,709)
Transaction fees—Note 5	1,620	981
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	22,268,981	76,621,883
Total Increase (Decrease) in Net Assets	25,316,901	85,792,446
Net Assets ($):
Beginning of Period	154,606,200	68,813,754
End of Period	179,923,101	154,606,200
Capital Share Transactions (Shares):
Shares sold	650,000	2,300,000
Shares redeemed	(200,000)	(850,000)
Net Increase (Decrease) in Shares Outstanding	450,000	1,450,000
See notes to financial statements.
7

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Year Ended October 31,
	2025	2024	2023	2022(a)
Per Share Data ($):
Net asset value, beginning of period	50.69	43.01	37.52	50.00
Investment Operations:
Net investment income(b)	.68	.57	.56	.30
Net realized and unrealized gain (loss) on investments	.41	7.47	5.12	(12.78)
Total from Investment Operations	1.09	8.04	5.68	(12.48)
Distributions:
Dividends from net investment income	(.37 )	(.36 )	(.19 )	-
Transaction fees(b)	.00 (c)	.00 (c)	-	.00 (c)
Net asset value, end of period	51.41	50.69	43.01	37.52
Market value, end of period	51.47	50.65	43.32	37.12
Total Return (%)	2.19	18.73	15.14	(24.96)(d),(e)
Market Price Total Return (%)	2.40	17.78	17.23	(25.76)(d),(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(f)	.75	.79	.80	.80 (g)
Ratio of net expenses to average net assets(f)	.65 (h)	.76 (h)	.80	.80 (g)
Ratio of net investment income to average net assets(f)	1.36 (h)	1.14 (h)	1.23	.82 (g)
Portfolio Turnover Rate(i)	9.86	7.83	2.37	- (e)
Net Assets, end of period ($ x 1,000)	179,923	154,606	68,814	56,281

(a)	From December 8, 2021 (commencement of operations) to October 31, 2022.
(b)	Based on average shares outstanding.
(c)	Amount represents less than $.01 per share.
(d)	The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(e)	Not annualized.
(f)	Amount does not include the expenses of the underlying funds.
(g)	Annualized.
(h)	Amount inclusive of reduction in expenses due to undertaking.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
8

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon Concentrated International ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of ten series, including the fund. The investment objective of the fund is to seek long-term total return. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
9

NOTES TO FINANCIAL STATEMENTS (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	177,463,580	—	—	177,463,580
Investment Companies	2,161,087	—	—	2,161,087
	179,624,667	—	—	179,624,667

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and
10

NOTES TO FINANCIAL STATEMENTS (continued)
losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Non-Diversification Risk:  The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
11

NOTES TO FINANCIAL STATEMENTS (continued)
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,318,424, accumulated capital losses $3,079,353 and unrealized appreciation $3,275,355.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. The fund has $745,565 of short-term capital losses and $2,333,788 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $1,162,130 and $826,298, respectively.
During the period ended October 31, 2025, as a result of permanent book to tax differences, primarily due to in-kind redemptions, the fund decreased total distributable earnings (loss) by $1,602,056 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2025, there was no voluntary reduction in expenses pursuant to the undertaking.
In addition, the Adviser has contractually agreed, from November 1, 2024 through March 1, 2026, to assume the direct expenses of the fund so that the fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the fund’s 12b-1 plan (if any), interest expenses (if any), taxes, brokerage commissions, cost of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business) do not exceed .65% of the value of the fund’s average daily net assets. Prior to March 1, 2026, this expense limitation agreement may only be terminated by the Board. On or after March 1, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $167,606 during the period ended October 31, 2025.
12

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund)  pays the Sub-Adviser a monthly fee at an annual rate of .375% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: Management fee of $116,784, which are offset against an expense reimbursement currently in effect in the amount of $18,681.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended October 31, 2025, amounted to $20,010,626 and $15,889,821, respectively.
At October 31, 2025, the cost of investments for federal income tax purposes was $176,370,098; accordingly, accumulated net unrealized appreciation on investments was $3,254,569, consisting of $19,671,161 gross unrealized appreciation and $16,416,592 gross unrealized depreciation.
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund
13

NOTES TO FINANCIAL STATEMENTS (continued)
will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended October 31, 2025, the fund had in-kind transactions associated with creations of $30,931,263 and redemptions of $9,817,798.
14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Concentrated International ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Concentrated International ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the period from December 8, 2021 (commencement of operations) through October 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and the period from December 8, 2021 (commencement of operations) through October 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 24, 2025
15

IMPORTANT TAX INFORMATION (Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended October 31, 2025:
For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended October 31, 2025 as qualified dividend income.
The fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The fund received foreign source income of $3,271,333 and paid foreign taxes of $341,754.
16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
18

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.
19

INFORMATION ABOUT THE REVIEW AND RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)
At a meeting held on May 20, 2025, the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to: (i) continue the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon Concentrated International ETF (the “fund”); and (ii) continue the sub-investment advisory agreement between the Adviser and Walter Scott & Partners Limited (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund. The Management Agreement and the sub-investment advisory agreement are each referred to herein as an “Agreement,” and collectively, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and the Sub-Adviser under each respective Agreement, (ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, the Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group comprised of certain actively-managed foreign large growth exchange-traded funds (“ETFs”) (the “Performance Group”) and with a broader group of foreign large growth ETFs (the “Performance Universe”) for the periods ended March 31, 2025; and (ii) comparing the fund’s contractual management fees and total expenses with a group comprised of certain actively-managed foreign large growth ETFs (the “Expense Group”) and, with respect to total expenses, with a broader group of foreign large growth ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an ETF and considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for the one-, two- and three-year periods ended March 31, 2025. With respect to recent periods of underperformance, the Board noted that the Sub-Adviser takes a long-term investment view, and the fund’s concentrated portfolio experiences higher quarter-to-quarter volatility. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
20

Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds in the Expense Group and Expense Universe. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was higher than the Expense Group median and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses; however, the Board further noted the limited number of funds in the Expense Group and Expense Universe. The Board also noted the Adviser’s contractual fee waiver, which reduces the fund’s management fee to a level equal to the Expense Group median, and the fund’s total expenses to a level similar to both the Expense Group median and the Expense Universe median.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the fund, noting that neither the Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable, and that the continuance of the Agreements is in the best interests of the fund and its shareholders.
21

© 2025 BNY Mellon Securities Corporation
Code-4864NCSRAR1025

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

BNY Mellon Global Infrastructure Income ETF: BKGI
Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Infrastructure Income ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Description	Shares	Value ($)
Common Stocks — 98.6%
Belgium — 1.2%
Proximus SADP	413,830	3,556,027
Canada — 8.5%
Enbridge, Inc.	556,478	25,948,210
China — 1.7%
Jiangsu Expressway Co. Ltd., Cl. H	4,347,072	5,292,200
Finland — 8.1%
Fortum OYJ	1,112,281	24,795,134
France — 19.3%
Bouygues SA	273,886	12,353,077
Engie SA	619,070	14,485,426
Orange SA	1,014,156	16,172,583
Veolia Environnement SA	249,687	8,245,482
Vinci SA	57,847	7,727,869
		58,984,437
Germany — .8%
Deutsche Post AG	51,480	2,361,658
Italy — 13.1%
Enel SpA	2,706,417	27,364,582
Italgas SpA	1,188,680	12,454,443
		39,819,025
Norway — .7%
SFL Corp., Ltd.	275,418	2,054,618
Spain — 1.3%
Enagas SA	243,526	3,863,821
United Kingdom — 6.8%
Drax Group PLC	1,066,692	10,110,460
Pennon Group PLC	1,582,050	10,776,171
		20,886,631
United States — 37.1%
Antero Midstream Corp.	594,255	10,250,899
Clearway Energy, Inc., Cl. C	282,719	9,027,218
Constellation Energy Corp.	25,892	9,761,284
Dominion Energy, Inc.	327,625	19,228,311
Edison International	95,329	5,279,320
Eversource Energy	132,408	9,773,034
Exelon Corp.	132,820	6,125,658
Healthpeak Properties, Inc.(a)	585,606	10,511,628
Hess Midstream LP, Cl. A	168,319	5,714,430
Omega Healthcare Investors, Inc.(a)	431,655	18,142,460
Vistra Corp.	50,530	9,514,799
		113,329,041
Total Common Stocks (cost $270,530,480)		300,890,802

3

SCHEDULE OF INVESTMENTS (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.2%
Registered Investment Companies — 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(b) (cost $3,518,996)	4.04	3,518,996	3,518,996
Total Investments (cost $274,049,476)		99.8%	304,409,798
Cash and Receivables (Net)		.2%	744,897
Net Assets		100.0%	305,154,695

(a)	Investment in real estate investment trust within the United States.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 1.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 1.2%	1,042,870	26,025,782	(23,549,656)	3,518,996	70,617

†	Includes reinvested dividends/distributions.
See notes to financial statements.
4

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments:
Unaffiliated issuers	270,530,480	300,890,802
Affiliated issuers	3,518,996	3,518,996
Cash denominated in foreign currency	421,781	419,395
Tax reclaim receivable—Note 2(b)		314,083
Dividends receivable		143,736
		305,287,012
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		132,317
		132,317
Net Assets ($)		305,154,695
Composition of Net Assets ($):
Paid-in capital		275,542,876
Total distributable earnings (loss)		29,611,819
Net Assets ($)		305,154,695
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		7,750,001
Net Asset Value Per Share ($)		39.37
Market Price Per Share ($)		39.59
See notes to financial statements.
5

STATEMENT OF OPERATIONS
Year Ended October 31, 2025

Investment Income ($):
Income:
Cash dividends (net of $534,654 foreign taxes withheld at source):
Unaffiliated issuers	5,672,041
Affiliated issuers	70,617
Total Income	5,742,658
Expenses:
Management fee—Note 3(a)	849,599
Total Expenses	849,599
Less—reduction in expenses due to undertaking—Note 3(a)	(121,062)
Net Expenses	728,537
Net Investment Income	5,014,121
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(805,297)
Net realized gain (loss) on in-kind redemptions	631,368
Net Realized Gain (Loss)	(173,929)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	26,814,392
Net Realized and Unrealized Gain (Loss) on Investments	26,640,463
Net Increase in Net Assets Resulting from Operations	31,654,584
See notes to financial statements.
6

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
Operations ($):
Net investment income	5,014,121	1,124,920
Net realized gain (loss) on investments	(173,929)	463,663
Net change in unrealized appreciation (depreciation) on investments	26,814,392	3,493,666
Net Increase (Decrease) in Net Assets Resulting from Operations	31,654,584	5,082,249
Distributions ($):
Distributions to shareholders	(4,976,836)	(973,778)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	243,905,903	22,460,731
Cost of shares redeemed	(3,186,406)	(2,959,352)
Transaction fees—Note 5	6,912	3,901
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	240,726,409	19,505,280
Total Increase (Decrease) in Net Assets	267,404,157	23,613,751
Net Assets ($):
Beginning of Period	37,750,538	14,136,787
End of Period	305,154,695	37,750,538
Capital Share Transactions (Shares):
Shares sold	6,650,000	750,000
Shares redeemed	(100,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding	6,550,000	650,000
See notes to financial statements.
7

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Year Ended October 31,
	2025	2024	2023(a)
Per Share Data ($):
Net asset value, beginning of period	31.46	25.70	25.00
Investment Operations:
Net investment income(b)	1.42	1.39	1.22
Net realized and unrealized gain (loss) on investments	7.75	5.58	.65 (c)
Total from Investment Operations	9.17	6.97	1.87
Distributions:
Dividends from net investment income	(1.26)	(1.21)	(1.13)
Dividends from net realized gain on investments	-	-	(.04 )
Total Distributions	(1.26)	(1.21)	(1.17)
Transaction fees(b)	.00 (d)	.00 (d)	.00 (d)
Net asset value, end of period	39.37	31.46	25.70
Market value, end of period	39.59	31.56	25.76
Total Return (%)	29.70	27.52	7.33 (e),(f)
Market Price Total Return (%)	29.97	27.61	7.56 (e),(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(g)	.65	.65	.65 (h)
Ratio of net expenses to average net assets(g)	.56 (i)	.65	.65 (h)
Ratio of net investment income to average net assets(g)	3.84 (i)	4.74	4.46 (h)
Portfolio Turnover Rate(j)	40.01	58.69	53.98 (f)
Net Assets, end of period ($ x 1,000)	305,155	37,751	14,137

(a)	From November 3, 2022 (commencement of operations) to October 31, 2023.
(b)	Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(d)	Amount represents less than $.01 per share.
(e)	The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on Cboe BZX Exchange, Inc.
(f)	Not annualized.
(g)	Amount does not include the expenses of the underlying funds.
(h)	Annualized.
(i)	Amount inclusive of reduction in expenses due to undertaking.
(j)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
8

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon Global Infrastructure Income ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of ten series, including the fund. The investment objective of the fund is to seek long-term total return (consisting of capital growth and income). BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on Cboe BZX Exchange, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the Cboe BZX Exchange, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
9

NOTES TO FINANCIAL STATEMENTS (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	300,890,802	—	—	300,890,802
Investment Companies	3,518,996	—	—	3,518,996
	304,409,798	—	—	304,409,798

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
10

NOTES TO FINANCIAL STATEMENTS (continued)
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Infrastructure Company Risk: Because the fund invests significantly in companies that are engaged in the infrastructure business, the fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure companies may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption and/or legal challenges due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and general changes in market sentiment towards infrastructure assets. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns. At times, the performance of securities of companies in the infrastructure group of industries may lag the performance of other industries or the broader market as a whole. A downturn in the infrastructure group of industries could have an adverse impact on the fund.
Non-Diversification Risk:  The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
11

NOTES TO FINANCIAL STATEMENTS (continued)
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $385,027, accumulated capital losses $748,288 and unrealized appreciation $29,975,080.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. The fund has $748,288 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $4,976,836 and $973,778, respectively.
During the period ended October 31, 2025, as a result of permanent book to tax differences, primarily due to in-kind redemptions, the fund decreased total distributable earnings (loss) by $627,033 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
12

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .65% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2025, there was no voluntary reduction in expenses pursuant to the undertaking.
In addition, the Adviser has contractually agreed, from February 28, 2025 through February 28, 2026, to assume the direct expenses of the fund so that the fund’s total annual operating expenses (including acquired fund fees and expenses (if any)) (excluding payments under the fund’s 12b-1 plan (if any), interest expenses (if any), taxes, brokerage commissions, cost of holding shareholder meetings, fees and expenses associated with any securities lending program adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business) do not exceed .55% of the value of the fund’s average daily net assets. Prior to February 28, 2026, this expense limitation agreement may only be terminated by the fund’s Board. On or after February 28, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $121,062 during the period ended October 31, 2025.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund)  pays the Sub-Adviser a monthly fee at an annual rate of .325% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: Management fee of $158,774, which are offset against an expense reimbursement currently in effect in the amount of $26,457.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended October 31, 2025, amounted to $56,187,249 and $52,346,983, respectively.
At October 31, 2025, the cost of investments for federal income tax purposes was $274,444,300; accordingly, accumulated net unrealized appreciation on investments was $29,965,498, consisting of $33,501,927 gross unrealized appreciation and $3,536,429 gross unrealized depreciation.
13

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended October 31, 2025, the fund had in-kind transactions associated with creations of $237,078,839 and redemptions of $2,495,227.
14

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Global Infrastructure Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Global Infrastructure Income ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the two years in the period then ended and the period from November 3, 2022 (commencement of operations) through October 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the two years in the period then ended and the period from November 3, 2022 (commencement of operations) through October 31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 24, 2025
15

IMPORTANT TAX INFORMATION (Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended October 31, 2025:
For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended October 31, 2025 as qualified dividend income and 34.26% as corporate dividends received deduction.
The fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The fund received foreign source income of $4,215,678 and paid foreign taxes of $534,654.
16

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
17

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
18

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.
19

INFORMATION ABOUT THE REVIEW AND RENEWAL OF THE FUND’S MANAGEMENT, SUB-INVESTMENT ADVISORY, AND SUB-SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)
At a meeting held on May 20, 2025, the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to (i) continue the Management Agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon Global Infrastructure Income ETF (the “fund”); (ii) continue the sub-investment advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Newton Investment Management North America, LLC (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund; and (iii) continue the sub-sub-investment advisory agreement (the “SSIA Agreement”) between the Sub-Adviser and Newton Investment Management Limited (“NIM”), also an affiliate of the Adviser, which permits the Sub-Adviser to use the investment advisory personnel, resources and capabilities (“Investment Advisory Services”) available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Management Agreement, the Sub-Advisory Agreement and the SSIA Agreement are each referred to herein as an “Agreement,” and collectively, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser, the Sub-Adviser and NIM provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and Sub-Adviser under the respective Management Agreement and Sub-Advisory Agreement, (ii) nature, extent and quality of services expected to be provided by NIM under the SSIA Agreement, (iii) investment performance of the fund, (iv) profits realized by the Adviser and its affiliates from its relationship with the fund, (v) fees charged to comparable funds, (vi) other benefits to the Adviser, the Sub-Adviser, NIM and/or their affiliates, and (vii) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser, the Sub-Adviser and NIM separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance with the performance of a group of certain other infrastructure exchange-traded funds (“ETFs”) (the “Performance Group”) and with a broader group of infrastructure ETFs (the “Performance Universe”) for the one-year and two-year periods ended March 31, 2025; and (ii) comparing the fund’s contractual management fees and total expenses with a group of certain other infrastructure ETFs (the “Expense Group”) and, with respect to total expenses, with a broader group of infrastructure ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser, as well as the nature, extent and quality of services expected to be provided by NIM. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an ETF and considered the background and experience of the Adviser’s, the Sub-Adviser’s and NIM’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser, the Sub-Adviser and NIM, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s and NIM’s best execution procedures as well as the Adviser’s, the Sub-Adviser’s and NIM’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser and NIM. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser. With respect to NIM, the Board also considered the Adviser’s favorable assessment of the nature and quality of services expected to be provided by NIM.
Investment Performance
The Board then reviewed the results of the fund’s performance comparisons and considered that the fund’s total return performance was at the top of both the Performance Group and the Performance Universe for the one-year and two-year periods ended March 31, 2025.
20

Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., other infrastructure ETFs. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was higher than the Expense Group median and the fund’s total expenses were higher than the Expense Group median and the Expense Universe median total expenses; however, the Board further noted the relatively small number of funds in the Expense Group and the Expense Universe. The Board also noted the Adviser’s contractual fee waiver, which reduces the fund’s management fee to a level below the Expense Group median, and the fund’s total expenses to a level below both the Expense Group median and the Expense Universe median.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund. Furthermore, the Board noted NIM would not receive a fee in connection with providing the Investment Advisory Services.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser, NIM or their affiliates benefited in other ways from their relationship with the fund, including any soft dollar arrangements maintained with respect to the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. The Adviser asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable, and that the continuance of the Agreements is in the best interests of the fund and its shareholders.
21

© 2025 BNY Mellon Securities Corporation
Code-4865NCSRAR1025

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

BNY Mellon High Yield ETF: BKHY
Principal U.S. Listing Exchange: NYSE Arca, Inc.

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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon High Yield ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5%
Advertising — .9%
Advantage Sales & Marketing, Inc., Sr. Scd. Notes(a),(b)	6.50	11/15/2028	104,000	89,800
Clear Channel Outdoor Holdings, Inc., Gtd. Notes(a)	7.50	6/1/2029	247,000	242,369
Clear Channel Outdoor Holdings, Inc., Gtd. Notes(a)	7.75	4/15/2028	323,000	320,993
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.13	2/15/2031	215,000	221,711
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.50	3/15/2033	181,000	189,430
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes(a)	7.88	4/1/2030	173,000	181,419
CMG Media Corp., Scd. Notes(a)	8.88	6/18/2029	112,000	98,494
Dotdash Meredith, Inc., Sr. Scd. Bonds(a)	7.63	6/15/2032	163,000	146,540
Lamar Media Corp., Gtd. Notes	3.63	1/15/2031	222,000	207,620
Lamar Media Corp., Gtd. Notes	3.75	2/15/2028	229,000	222,735
Lamar Media Corp., Gtd. Notes	4.00	2/15/2030	253,000	242,886
Lamar Media Corp., Gtd. Notes	4.88	1/15/2029	273,000	270,621
Lamar Media Corp., Gtd. Notes(a)	5.38	11/1/2033	139,000	137,635
Neptune Bidco US, Inc., Sr. Scd. Notes(a)	9.29	4/15/2029	626,000	618,145
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a),(b)	4.63	3/15/2030	14,000	13,497
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes(a)	5.00	8/15/2027	159,000	158,363
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Scd. Notes(a)	7.38	2/15/2031	105,000	111,016
Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unscd. Notes(a)	4.25	1/15/2029	55,000	53,095
Stagwell Global LLC, Gtd. Notes(a)	5.63	8/15/2029	300,000	285,825
				3,812,194
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, Gtd. Notes(a)	6.75	3/15/2029	211,000	217,856
ATI, Inc., Sr. Unscd. Notes	4.88	10/1/2029	87,000	86,464
ATI, Inc., Sr. Unscd. Notes	5.13	10/1/2031	68,000	67,416
ATI, Inc., Sr. Unscd. Notes	5.88	12/1/2027	63,000	63,035
ATI, Inc., Sr. Unscd. Notes	7.25	8/15/2030	51,000	53,564
Bombardier, Inc., Sr. Unscd. Notes(a)	6.00	2/15/2028	163,000	163,322
Bombardier, Inc., Sr. Unscd. Notes(a)	6.75	6/15/2033	111,000	116,509
Bombardier, Inc., Sr. Unscd. Notes(a)	7.00	6/1/2032	207,000	217,135
Bombardier, Inc., Sr. Unscd. Notes(a)	7.25	7/1/2031	138,000	146,518
Bombardier, Inc., Sr. Unscd. Notes(a)	7.45	5/1/2034	100,000	111,214
Bombardier, Inc., Sr. Unscd. Notes(a)	7.50	2/1/2029	215,000	223,971
Bombardier, Inc., Sr. Unscd. Notes(a)	8.75	11/15/2030	239,000	257,990
Efesto Bidco SpA Efesto US LLC, Sr. Scd. Bonds, Ser. XR(a)	7.50	2/15/2032	326,000	326,043
Goat Holdco LLC, Sr. Scd. Notes(a)	6.75	2/1/2032	247,000	253,321
Moog, Inc., Gtd. Notes(a)	4.25	12/15/2027	176,000	174,018
Spirit AeroSystems, Inc., Gtd. Notes	4.60	6/15/2028	96,000	96,670
Spirit AeroSystems, Inc., Scd. Notes(a)	9.75	11/15/2030	40,000	43,947
Spirit AeroSystems, Inc., Sr. Scd. Notes(a)	9.38	11/30/2029	85,000	89,308
TransDigm, Inc., Gtd. Notes	4.63	1/15/2029	575,000	565,612
TransDigm, Inc., Gtd. Notes	4.88	5/1/2029	269,000	266,106
TransDigm, Inc., Gtd. Notes(a)	6.38	5/31/2033	1,330,000	1,356,234
TransDigm, Inc., Sr. Scd. Notes(a)	6.00	1/15/2033	758,000	770,460
TransDigm, Inc., Sr. Scd. Notes(a)	6.25	1/31/2034	194,000	200,493
TransDigm, Inc., Sr. Scd. Notes(a)	6.38	3/1/2029	1,254,000	1,287,686
TransDigm, Inc., Sr. Scd. Notes(a)	6.63	3/1/2032	997,000	1,030,840
TransDigm, Inc., Sr. Scd. Notes(a)	6.75	8/15/2028	968,000	988,452
3

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Aerospace & Defense — 2.8% (continued)
TransDigm, Inc., Sr. Scd. Notes(a)	6.88	12/15/2030	697,000	723,371
TransDigm, Inc., Sr. Scd. Notes(a)	7.13	12/1/2031	462,000	482,703
TransDigm, Inc., Sr. Sub. Notes(a)	6.75	1/31/2034	896,000	928,815
				11,309,073
Agriculture — .1%
Turning Point Brands, Inc., Sr. Scd. Notes(a)	7.63	3/15/2032	285,000	302,132
Airlines — .6%
Allegiant Travel Co., Sr. Scd. Notes(a)	7.25	8/15/2027	71,000	71,801
American Airlines, Inc., Sr. Scd. Notes(a)	7.25	2/15/2028	88,000	90,026
American Airlines, Inc., Sr. Scd. Notes(a)	8.50	5/15/2029	83,000	86,582
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(a)	5.75	4/20/2029	276,600	278,594
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.00	12/1/2028	520,000	520,888
Avianca Midco 2 PLC, Sr. Scd. Notes(a)	9.63	2/14/2030	442,000	438,211
JetBlue Airways Corp./JetBlue Loyalty LP, Sr. Scd. Notes(a)	9.88	9/20/2031	162,000	159,184
OneSky Flight LLC, Sr. Unscd. Notes(a)	8.88	12/15/2029	194,000	205,579
Spirit Airlines Pass-Through Trust, Ser. 2025-1, Cl. A	4.10	4/1/2028	265,526	251,727
VistaJet Malta Finance PLC/Vista Management Holding, Inc., Sr. Unscd. Notes(a),(b)	6.38	2/1/2030	76,000	73,332
VistaJet Malta Finance PLC/Vista Management Holding, Inc., Sr. Unscd. Notes(a)	7.88	5/1/2027	190,000	192,919
				2,368,843
Automobiles & Components — 3.3%
Adient Global Holdings Ltd., Gtd. Notes(a)	7.50	2/15/2033	229,000	236,758
Adient Global Holdings Ltd., Gtd. Notes(a),(b)	8.25	4/15/2031	145,000	151,434
Adient Global Holdings Ltd., Sr. Scd. Notes(a)	7.00	4/15/2028	93,000	95,211
Allison Transmission, Inc., Gtd. Notes(a)	3.75	1/30/2031	337,000	310,982
Allison Transmission, Inc., Sr. Unscd. Notes(a)	4.75	10/1/2027	115,000	114,351
Allison Transmission, Inc., Sr. Unscd. Notes(a)	5.88	6/1/2029	232,000	233,839
American Axle & Manufacturing, Inc., Gtd. Notes(b)	5.00	10/1/2029	101,000	95,982
American Axle & Manufacturing, Inc., Gtd. Notes(b)	6.88	7/1/2028	60,000	60,078
American Axle & Manufacturing, Inc., Gtd. Notes(a)	7.75	10/15/2033	236,000	236,342
American Axle & Manufacturing, Inc., Sr. Scd. Notes(a)	6.38	10/15/2032	160,000	160,600
Aptiv Swiss Holdings Ltd., Gtd. Bonds	6.88	12/15/2054	348,000	355,250
Aston Martin Capital Holdings Ltd., Sr. Scd. Notes(a)	10.00	3/31/2029	308,000	273,405
Clarios Global LP/Clarios US Finance Co., Gtd. Notes(a)	6.75	9/15/2032	372,000	382,228
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(a)	6.75	5/15/2028	213,000	217,844
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(a)	6.75	2/15/2030	314,000	325,934
Cooper-Standard Automotive, Inc., Scd. Notes(a),(c)	5.63	5/15/2027	94,000	91,066
Dana, Inc., Sr. Unscd. Notes	4.50	2/15/2032	21,000	20,554
Dana, Inc., Sr. Unscd. Notes	5.38	11/15/2027	105,000	104,960
Dana, Inc., Sr. Unscd. Notes	5.63	6/15/2028	10,000	9,999
Dornoch Debt Merger Sub, Inc., Sr. Unscd. Notes(a)	6.63	10/15/2029	130,000	110,865
Forvia SE, Sr. Unscd. Notes(a)	6.75	9/15/2033	142,000	144,301
Forvia SE, Sr. Unscd. Notes(a),(b)	8.00	6/15/2030	62,000	65,757
Garrett Motion Holdings, Inc./Garrett LX I Sarl, Gtd. Notes(a)	7.75	5/31/2032	208,000	218,954
IHO Verwaltungs GmbH, Sr. Scd. Notes(a),(c)	7.75	11/15/2030	244,000	252,984
IHO Verwaltungs GmbH, Sr. Scd. Notes(a),(c)	8.00	11/15/2032	151,000	157,435
Jaguar Land Rover Automotive PLC, Gtd. Notes(a)	4.50	10/1/2027	329,000	324,223
Jaguar Land Rover Automotive PLC, Sr. Unscd. Notes(a)	5.88	1/15/2028	146,740	146,920
JB Poindexter & Co., Inc., Sr. Unscd. Notes(a)	8.75	12/15/2031	329,000	344,285
New Flyer Holdings, Inc., Scd. Notes(a)	9.25	7/1/2030	189,000	201,170
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	2.45	9/15/2028	113,000	103,342
4

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Automobiles & Components — 3.3% (continued)
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	2.75	3/9/2028	247,000	231,479
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	5.30	9/13/2027	46,000	45,855
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	5.55	9/13/2029	126,000	124,918
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	5.63	9/29/2028	207,000	206,926
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	6.13	9/30/2030	270,000	267,616
Nissan Motor Acceptance Co. LLC, Sr. Unscd. Notes(a)	7.05	9/15/2028	210,000	217,274
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	4.35	9/17/2027	839,000	821,430
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	4.81	9/17/2030	1,049,000	982,151
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	7.50	7/17/2030	257,000	267,966
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	7.75	7/17/2032	99,000	104,580
Nissan Motor Co. Ltd., Sr. Unscd. Notes(a)	8.13	7/17/2035	282,000	299,891
Phinia, Inc., Gtd. Notes(a)	6.63	10/15/2032	135,000	139,006
PM General Purchaser LLC, Sr. Scd. Notes(a)	9.50	10/1/2028	197,000	171,316
Qnity Electronics, Inc., Sr. Scd. Notes(a)	5.75	8/15/2032	279,000	283,792
Qnity Electronics, Inc., Sr. Unscd. Notes(a)	6.25	8/15/2033	263,000	270,218
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes(a)	6.25	2/1/2029	191,000	111,211
Tenneco, Inc., Sr. Scd. Notes(a)	8.00	11/17/2028	1,050,000	1,047,658
The Goodyear Tire & Rubber Company, Gtd. Notes	4.88	3/15/2027	88,000	87,401
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	156,000	148,424
The Goodyear Tire & Rubber Company, Gtd. Notes(b)	5.25	4/30/2031	19,000	17,519
The Goodyear Tire & Rubber Company, Gtd. Notes	5.25	7/15/2031	112,000	101,849
The Goodyear Tire & Rubber Company, Gtd. Notes(b)	5.63	4/30/2033	97,000	87,672
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes(b)	6.63	7/15/2030	140,000	139,070
The Goodyear Tire & Rubber Company, Sr. Unscd. Notes	7.00	3/15/2028	40,000	41,271
Titan International, Inc., Sr. Scd. Notes	7.00	4/30/2028	100,000	100,242
Wabash National Corp., Gtd. Notes(a)	4.50	10/15/2028	68,000	60,282
ZF North America Capital, Inc., Gtd. Notes(a)	6.75	4/23/2030	115,000	109,084
ZF North America Capital, Inc., Gtd. Notes(a)	6.88	4/14/2028	190,000	191,122
ZF North America Capital, Inc., Gtd. Notes(a)	6.88	4/23/2032	380,000	346,393
ZF North America Capital, Inc., Gtd. Notes(a)	7.13	4/14/2030	162,000	157,979
ZF North America Capital, Inc., Gtd. Notes(a)	7.50	3/24/2031	446,000	425,483
				13,154,131
Banks — .2%
Armor Holdco, Inc., Gtd. Notes(a)	8.50	11/15/2029	113,000	113,199
Dresdner Funding Trust I, Jr. Sub. Notes(a)	8.15	6/30/2031	160,000	176,969
Freedom Mortgage Corp., Sr. Unscd. Notes(a)	6.63	1/15/2027	114,000	114,243
Freedom Mortgage Corp., Sr. Unscd. Notes(a)	12.25	10/1/2030	167,000	186,078
Valley National Bancorp, Sub. Notes	6.25	9/30/2032	105,000	103,199
Walker & Dunlop, Inc., Gtd. Notes(a)	6.63	4/1/2033	101,000	103,342
				797,030
Beverage Products — .1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc., Gtd. Notes(a)	6.25	4/1/2029	160,000	160,663
Primo Water Holdings, Inc./Triton Water Holdings, Inc., Sr. Scd. Notes(a)	4.38	4/30/2029	245,000	238,145
				398,808
Building Materials — 2.2%
ACProducts Holdings, Inc., Sr. Unscd. Notes(a)	6.38	5/15/2029	170,000	102,081
AmeriTex HoldCo Intermediate LLC, Sr. Scd. Bonds(a)	7.63	8/15/2033	233,000	243,692
Boise Cascade Co., Gtd. Notes(a)	4.88	7/1/2030	100,000	98,661
Builders FirstSource, Inc., Gtd. Notes(a)	4.25	2/1/2032	250,000	236,710
Builders FirstSource, Inc., Gtd. Notes(a)	5.00	3/1/2030	54,000	53,468
5

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Building Materials — 2.2% (continued)
Builders FirstSource, Inc., Gtd. Notes(a)	6.38	6/15/2032	129,000	133,687
Builders FirstSource, Inc., Gtd. Notes(a)	6.38	3/1/2034	215,000	222,706
Builders FirstSource, Inc., Gtd. Notes(a)	6.75	5/15/2035	206,000	216,319
Camelot Return Merger Sub, Inc., Sr. Scd. Notes(a)	8.75	8/1/2028	282,000	261,120
Cornerstone Building Brands, Inc., Gtd. Notes(a)	6.13	1/15/2029	100,000	76,035
Cornerstone Building Brands, Inc., Sr. Scd. Notes(a)	9.50	8/15/2029	97,000	89,537
CP Atlas Buyer, Inc., Sr. Scd. Notes(a)	9.75	7/15/2030	130,000	135,697
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(a)	6.63	12/15/2030	940,000	966,044
EMRLD Borrower LP/Emerald Co-Issuer, Inc., Sr. Scd. Notes(a)	6.75	7/15/2031	278,000	288,212
Griffon Corp., Gtd. Notes	5.75	3/1/2028	535,000	534,714
JELD-WEN, Inc., Gtd. Notes(a),(b)	4.88	12/15/2027	119,000	115,728
JELD-WEN, Inc., Gtd. Notes(a),(b)	7.00	9/1/2032	77,000	63,534
Knife River Corp., Gtd. Notes(a)	7.75	5/1/2031	247,000	258,655
Masterbrand, Inc., Gtd. Notes(a)	7.00	7/15/2032	190,000	197,419
Miter Brands Acquisition Holdco, Inc./MIWID Borrower LLC, Sr. Scd. Notes(a)	6.75	4/1/2032	261,000	267,917
New Enterprise Stone & Lime Co., Inc., Sr. Scd. Notes(a)	5.25	7/15/2028	84,000	83,496
New Enterprise Stone & Lime Co., Inc., Sr. Unscd. Notes(a)	9.75	7/15/2028	45,000	45,162
Oscar AcquisitionCo LLC/Oscar Finance, Inc., Sr. Unscd. Notes(a)	9.50	4/15/2030	107,000	78,697
Quikrete Holdings, Inc., Sr. Scd. Notes(a)	6.38	3/1/2032	1,157,000	1,201,043
Quikrete Holdings, Inc., Sr. Unscd. Notes(a)	6.75	3/1/2033	357,000	371,257
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(a)	6.00	11/1/2028	478,000	476,084
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(a)	8.88	11/15/2031	543,000	572,529
Standard Building Solutions, Inc., Sr. Unscd. Notes(a)	6.25	8/1/2033	364,000	371,664
Standard Building Solutions, Inc., Sr. Unscd. Notes(a)	6.50	8/15/2032	257,000	264,333
Standard Industries, Inc., Sr. Unscd. Notes(a)	3.38	1/15/2031	130,000	118,470
Standard Industries, Inc., Sr. Unscd. Notes(a)	4.38	7/15/2030	299,000	288,464
Standard Industries, Inc., Sr. Unscd. Notes(a)	4.75	1/15/2028	498,000	496,082
Wilsonart LLC, Sr. Unscd. Notes(a)	11.00	8/15/2032	110,000	103,957
				9,033,174
Chemicals — 2.6%
Advancion Sciences, Inc., Sr. Unscd. Notes(a),(c)	9.25	11/1/2026	72,512	64,272
ASP Unifrax Holdings, Inc., Sr. Scd. Notes(a)	5.25	9/30/2028	60,000	14,992
Avient Corp., Sr. Unscd. Notes(a)	6.25	11/1/2031	105,000	107,221
Avient Corp., Sr. Unscd. Notes(a)	7.13	8/1/2030	217,000	223,311
Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(a)	7.25	2/15/2031	149,000	156,265
Axalta Coating Systems LLC, Gtd. Notes(a)	3.38	2/15/2029	207,000	196,886
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, Gtd. Notes(a)	4.75	6/15/2027	195,000	194,291
Celanese US Holdings LLC, Gtd. Notes(b)	6.50	4/15/2030	92,000	91,219
Celanese US Holdings LLC, Gtd. Notes	6.67	7/15/2027	535,000	548,699
Celanese US Holdings LLC, Gtd. Notes(b)	6.75	4/15/2033	100,000	98,542
Celanese US Holdings LLC, Gtd. Notes	6.83	7/15/2029	267,000	273,012
Celanese US Holdings LLC, Gtd. Notes	6.85	11/15/2028	318,000	328,820
Celanese US Holdings LLC, Gtd. Notes	6.88	7/15/2032	256,000	257,168
Celanese US Holdings LLC, Gtd. Notes	7.05	11/15/2030	328,000	333,133
Celanese US Holdings LLC, Gtd. Notes	7.20	11/15/2033	367,000	375,961
Cerdia Finanz GmbH, Sr. Scd. Notes(a)	9.38	10/3/2031	245,000	256,060
Consolidated Energy Finance SA, Gtd. Notes(a),(b)	5.63	10/15/2028	72,000	49,002
Consolidated Energy Finance SA, Gtd. Notes(a),(b)	12.00	2/15/2031	87,000	61,305
CVR Partners LP/CVR Nitrogen Finance Corp., Sr. Scd. Notes(a)	6.13	6/15/2028	294,000	293,626
6

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Chemicals — 2.6% (continued)
Element Solutions, Inc., Gtd. Notes(a)	3.88	9/1/2028	191,000	184,851
FMC Corp., Sub. Notes	8.45	11/1/2055	375,000	363,713
HB Fuller Co., Sr. Unscd. Notes	4.00	2/15/2027	53,000	52,249
HB Fuller Co., Sr. Unscd. Notes	4.25	10/15/2028	128,000	124,421
Herens Holdco Sarl, Sr. Scd. Notes(a)	4.75	5/15/2028	143,000	120,972
Huntsman International LLC, Sr. Unscd. Notes	2.95	6/15/2031	172,000	138,457
Huntsman International LLC, Sr. Unscd. Notes	4.50	5/1/2029	281,000	259,767
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unscd. Notes(a)	9.00	7/1/2028	115,000	115,376
INEOS Finance PLC, Sr. Scd. Notes(a)	6.75	5/15/2028	106,000	99,883
INEOS Finance PLC, Sr. Scd. Notes(a)	7.50	4/15/2029	176,000	163,132
INEOS Quattro Finance 2 PLC, Sr. Scd. Notes(a)	9.63	3/15/2029	155,000	145,350
Ingevity Corp., Gtd. Notes(a)	3.88	11/1/2028	89,000	85,763
Innophos Holdings, Inc., Bonds(a)	11.50	6/15/2029	144,000	138,325
Inversion Escrow Issuer LLC, Sr. Scd. Notes(a)	6.75	8/1/2032	355,000	346,450
Mativ Holdings, Inc., Gtd. Notes(a)	8.00	10/1/2029	78,000	75,482
Methanex US Operations, Inc., Gtd. Notes(a)	6.25	3/15/2032	96,000	97,468
Minerals Technologies, Inc., Gtd. Notes(a)	5.00	7/1/2028	90,000	88,744
Nufarm Australia Ltd./Nufarm Americas, Inc., Sr. Unscd. Notes(a)	5.00	1/27/2030	55,000	49,121
Olin Corp., Sr. Unscd. Notes(a)	6.63	4/1/2033	105,000	104,077
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	4.25	10/1/2028	240,000	229,600
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	7.13	10/1/2027	75,000	76,336
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	7.25	6/15/2031	235,000	235,214
Olympus Water US Holding Corp., Sr. Scd. Notes(a)	7.25	2/15/2033	437,000	435,141
Rain Carbon, Inc., Sr. Scd. Notes(a)	12.25	9/1/2029	109,000	116,101
SCIH Salt Holdings, Inc., Sr. Scd. Notes(a)	4.88	5/1/2028	215,000	212,436
SCIH Salt Holdings, Inc., Sr. Unscd. Notes(a)	6.63	5/1/2029	216,000	214,739
SCIL IV LLC/SCIL USA Holdings LLC, Sr. Scd. Notes(a)	5.38	11/1/2026	335,000	334,947
SK Invictus Intermediate II Sarl, Sr. Scd. Notes(a)	5.00	10/30/2029	133,000	130,794
Solstice Advanced Materials, Inc., Sr. Unscd. Notes(a)	5.63	9/30/2033	260,000	259,743
The Chemours Company, Gtd. Notes(a)	4.63	11/15/2029	114,000	100,525
The Chemours Company, Gtd. Notes	5.38	5/15/2027	120,000	119,560
The Chemours Company, Gtd. Notes(a)	5.75	11/15/2028	224,000	215,159
The Chemours Company, Gtd. Notes(a)	8.00	1/15/2033	246,000	237,294
Tronox, Inc., Gtd. Notes(a)	4.63	3/15/2029	202,000	124,259
Tronox, Inc., Sr. Scd. Notes(a),(b)	9.13	9/30/2030	64,000	58,411
Vibrantz Technologies, Inc., Sr. Unscd. Notes(a)	9.00	2/15/2030	141,000	75,308
WR Grace Holdings LLC, Sr. Scd. Notes(a)	4.88	6/15/2027	56,000	55,560
WR Grace Holdings LLC, Sr. Scd. Notes(a)	6.63	8/15/2032	221,000	213,599
WR Grace Holdings LLC, Sr. Scd. Notes(a)	7.38	3/1/2031	40,000	40,087
WR Grace Holdings LLC, Sr. Unscd. Notes(a)	5.63	8/15/2029	328,000	300,144
				10,462,343
Commercial & Professional Services — 5.3%
Adtalem Global Education, Inc., Sr. Scd. Notes(a)	5.50	3/1/2028	240,000	240,137
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(a)	7.00	5/21/2030	454,000	470,256
Allied Universal Holdco LLC, Sr. Scd. Notes(a)	7.88	2/15/2031	701,000	730,614
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Scd. Notes(a)	6.88	6/15/2030	343,000	351,763
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unscd. Notes(a)	6.00	6/1/2029	205,000	200,270
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(a)	4.63	6/1/2028	319,000	312,390
7

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Commercial & Professional Services — 5.3% (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Notes(a)	4.63	6/1/2028	214,000	209,677
Alta Equipment Group, Inc., Scd. Notes(a)	9.00	6/1/2029	50,000	45,404
AMN Healthcare, Inc., Gtd. Notes(a)	4.00	4/15/2029	174,000	165,014
AMN Healthcare, Inc., Gtd. Notes(a)	6.50	1/15/2031	104,000	104,244
APi Group DE, Inc., Gtd. Notes(a)	4.13	7/15/2029	76,000	73,338
APi Group DE, Inc., Gtd. Notes(a)	4.75	10/15/2029	60,000	58,855
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	4.75	4/1/2028	35,000	33,559
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	5.38	3/1/2029	68,000	65,539
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	5.75	7/15/2027	31,000	30,898
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	5.75	7/15/2027	83,000	82,680
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a),(b)	8.00	2/15/2031	121,000	122,983
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	8.25	1/15/2030	89,000	90,859
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(a)	8.38	6/15/2032	179,000	183,545
Belron UK Finance PLC, Sr. Scd. Notes(a)	5.75	10/15/2029	385,000	390,215
Block, Inc., Sr. Unscd. Notes(a)	5.63	8/15/2030	199,000	201,991
Block, Inc., Sr. Unscd. Notes(a)	6.00	8/15/2033	95,000	97,129
Block, Inc., Sr. Unscd. Notes	6.50	5/15/2032	189,000	196,152
Boost Newco Borrower LLC, Sr. Scd. Notes(a)	7.50	1/15/2031	852,000	903,154
Carriage Services, Inc., Gtd. Notes(a)	4.25	5/15/2029	143,000	135,425
Champions Financing, Inc., Sr. Scd. Notes(a),(b)	8.75	2/15/2029	115,000	111,422
Cimpress PLC, Gtd. Notes(a)	7.38	9/15/2032	120,000	121,961
Clarivate Science Holdings Corp., Gtd. Notes(a)	4.88	7/1/2029	185,000	172,704
Clarivate Science Holdings Corp., Sr. Scd. Notes(a)	3.88	7/1/2028	261,000	251,545
CoreCivic, Inc., Gtd. Notes	4.75	10/15/2027	270,000	267,704
CoreCivic, Inc., Gtd. Notes	8.25	4/15/2029	166,000	174,733
CPI CG, Inc., Sr. Scd. Notes(a)	10.00	7/15/2029	104,000	109,905
Deluxe Corp., Gtd. Notes(a)	8.00	6/1/2029	168,000	166,336
Deluxe Corp., Sr. Scd. Notes(a)	8.13	9/15/2029	300,000	314,564
EquipmentShare.com, Inc., Scd. Notes(a)	8.63	5/15/2032	200,000	202,006
EquipmentShare.com, Inc., Scd. Notes(a)	9.00	5/15/2028	356,000	358,856
EquipmentShare.com, Inc., Sr. Scd. Notes(a)	8.00	3/15/2033	10,000	9,848
Garda World Security Corp., Sr. Scd. Notes(a)	4.63	2/15/2027	59,000	58,538
Garda World Security Corp., Sr. Scd. Notes(a)	7.75	2/15/2028	112,000	114,619
Garda World Security Corp., Sr. Unscd. Notes(a)	6.00	6/1/2029	142,000	138,695
Garda World Security Corp., Sr. Unscd. Notes(a)	8.25	8/1/2032	273,000	277,887
Garda World Security Corp., Sr. Unscd. Notes(a)	8.38	11/15/2032	293,000	297,989
Herc Holdings, Inc., Gtd. Notes(a)	5.50	7/15/2027	392,000	391,961
Herc Holdings, Inc., Gtd. Notes(a)	6.63	6/15/2029	185,000	191,104
Herc Holdings, Inc., Gtd. Notes(a)	7.00	6/15/2030	279,000	292,126
Herc Holdings, Inc., Gtd. Notes(a)	7.25	6/15/2033	155,000	163,461
ION Platform Finance US, Inc., Sr. Scd. Notes(a)	7.88	9/30/2032	344,000	335,871
Korn Ferry, Gtd. Notes(a)	4.63	12/15/2027	41,000	40,678
Matthews International Corp., Scd. Notes(a)	8.63	10/1/2027	249,000	256,340
Mavis Tire Express Services Topco Corp., Sr. Unscd. Notes(a)	6.50	5/15/2029	180,000	178,181
Mobius Merger Sub, Inc., Sr. Scd. Notes(a)	9.00	6/1/2030	132,000	109,107
NESCO Holdings II, Inc., Scd. Notes(a)	5.50	4/15/2029	240,000	234,641
OT Midco, Inc., Sr. Scd. Notes(a)	10.00	2/15/2030	124,000	72,753
Paysafe Finance PLC/Paysafe Holdings US Corp., Sr. Scd. Notes(a)	4.00	6/15/2029	3,000	2,834
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes(a)	3.38	8/31/2027	396,000	385,251
8

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Commercial & Professional Services — 5.3% (continued)
PROG Holdings, Inc., Gtd. Notes(a)	6.00	11/15/2029	154,000	150,244
Raven Acquisition Holdings LLC, Sr. Scd. Notes(a)	6.88	11/15/2031	396,000	404,933
RR Donnelley & Sons Co., Scd. Notes(a)	10.88	8/1/2029	356,000	357,715
RR Donnelley & Sons Co., Sr. Scd. Notes(a)	9.50	8/1/2029	572,000	586,694
RRD Intermediate Holdings, Inc., Sr. Unscd. Notes(a),(c)	11.00	12/1/2030	118,624	115,699
RRD Parent, Inc., Sr. Unscd. Notes(a),(c)	10.00	10/15/2031	188,409	333,231
Service Corp. International, Sr. Unscd. Notes	3.38	8/15/2030	308,000	286,237
Service Corp. International, Sr. Unscd. Notes	4.00	5/15/2031	270,000	255,439
Service Corp. International, Sr. Unscd. Notes	4.63	12/15/2027	162,000	161,525
Service Corp. International, Sr. Unscd. Notes	5.13	6/1/2029	89,000	89,230
Service Corp. International, Sr. Unscd. Notes	5.75	10/15/2032	259,000	262,800
Service Corp. International, Sr. Unscd. Notes	7.50	4/1/2027	192,000	198,700
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., Gtd. Notes(a)	6.75	8/15/2032	491,000	507,297
Signal Parent, Inc., Sr. Unscd. Notes(a)	6.13	4/1/2029	90,000	32,149
Sotheby’s, Sr. Scd. Notes(a)	7.38	10/15/2027	240,000	240,000
Sotheby’s/Bidfair Holdings, Inc., Sr. Scd. Notes(a)	5.88	6/1/2029	67,000	63,646
StoneMor, Inc., Sr. Scd. Notes(a)	8.50	5/15/2029	225,000	222,643
The ADT Security Corp., Sr. Scd. Bonds(a)	5.88	10/15/2033	188,000	190,904
The ADT Security Corp., Sr. Scd. Notes(a)	4.13	8/1/2029	229,000	221,837
The Brink’s Company, Gtd. Notes(a)	4.63	10/15/2027	105,000	104,302
The Brink’s Company, Gtd. Notes(a)	6.50	6/15/2029	70,000	72,128
The Brink’s Company, Gtd. Notes(a)	6.75	6/15/2032	115,000	119,512
The Geo Group, Inc., Gtd. Notes	10.25	4/15/2031	307,000	336,726
The Geo Group, Inc., Sr. Scd. Notes	8.63	4/15/2029	306,000	322,961
The Hertz Corp., Gtd. Notes(a)	4.63	12/1/2026	101,000	98,122
The Hertz Corp., Gtd. Notes(a)	5.00	12/1/2029	197,000	134,233
The Hertz Corp., Sr. Scd. Notes(a)	12.63	7/15/2029	234,000	231,845
TriNet Group, Inc., Gtd. Notes(a)	3.50	3/1/2029	141,000	132,366
TriNet Group, Inc., Sr. Unscd. Notes(a)	7.13	8/15/2031	108,000	112,038
United Rentals North America, Inc., Gtd. Notes	3.75	1/15/2032	108,000	100,552
United Rentals North America, Inc., Gtd. Notes	3.88	2/15/2031	259,000	245,489
United Rentals North America, Inc., Gtd. Notes	4.00	7/15/2030	165,000	158,423
United Rentals North America, Inc., Gtd. Notes	4.88	1/15/2028	424,000	423,608
United Rentals North America, Inc., Gtd. Notes	5.25	1/15/2030	50,000	50,376
United Rentals North America, Inc., Gtd. Notes	5.50	5/15/2027	118,000	118,152
United Rentals North America, Inc., Gtd. Notes(a)	6.13	3/15/2034	195,000	203,765
United Rentals North America, Inc., Scd. Notes	3.88	11/15/2027	111,000	109,580
Upbound Group, Inc., Gtd. Notes(a)	6.38	2/15/2029	287,000	277,862
Valvoline, Inc., Sr. Unscd. Notes(a)	3.63	6/15/2031	185,000	168,495
Veritiv Operating Co., Sr. Scd. Notes(a)	10.50	11/30/2030	309,000	321,698
VM Consolidated, Inc., Gtd. Notes(a)	5.50	4/15/2029	42,000	41,574
VT Topco, Inc., Sr. Scd. Notes(a)	8.50	8/15/2030	140,000	145,606
Wand NewCo 3, Inc., Sr. Scd. Notes(a)	7.63	1/30/2032	415,000	434,823
WEX, Inc., Gtd. Notes(a)	6.50	3/15/2033	104,000	106,409
Williams Scotsman, Inc., Sr. Scd. Notes(a)	4.63	8/15/2028	21,000	20,724
Williams Scotsman, Inc., Sr. Scd. Notes(a)	6.63	6/15/2029	201,000	206,862
Williams Scotsman, Inc., Sr. Scd. Notes(a)	6.63	4/15/2030	154,000	159,321
Williams Scotsman, Inc., Sr. Scd. Notes(a)	7.38	10/1/2031	221,000	231,227
ZipRecruiter, Inc., Sr. Unscd. Notes(a)	5.00	1/15/2030	109,000	85,229
				21,254,642
9

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Consumer Discretionary — 9.2%
Acushnet Co., Gtd. Notes(a)	7.38	10/15/2028	41,000	42,514
Adams Homes, Inc., Sr. Unscd. Notes(a)	9.25	10/15/2028	337,000	350,170
Affinity Interactive, Sr. Scd. Notes(a)	6.88	12/15/2027	165,000	83,734
Allen Media LLC/Allen Media Co-Issuer, Inc., Gtd. Notes(a)	10.50	2/15/2028	160,000	70,191
AMC Entertainment Holdings, Inc., Sr. Scd. Notes(a)	7.50	2/15/2029	78,000	66,316
Amer Sports Co., Sr. Scd. Notes(a)	6.75	2/16/2031	214,000	222,687
American Builders & Contractors Supply Co., Inc., Sr. Scd. Notes(a)	4.00	1/15/2028	173,000	170,442
American Builders & Contractors Supply Co., Inc., Sr. Unscd. Notes(a)	3.88	11/15/2029	83,000	79,188
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	4.63	8/1/2029	71,000	67,341
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	4.63	4/1/2030	86,000	80,980
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes(a)	6.88	8/1/2033	116,000	116,290
Banijay Entertainment SAS, Sr. Scd. Notes(a)	8.13	5/1/2029	140,000	145,476
Beazer Homes USA, Inc., Gtd. Notes	5.88	10/15/2027	22,000	21,977
Beazer Homes USA, Inc., Gtd. Notes(b)	7.25	10/15/2029	95,000	96,266
Beazer Homes USA, Inc., Sr. Unscd. Notes(a)	7.50	3/15/2031	125,000	126,776
Boyd Gaming Corp., Gtd. Notes	4.75	12/1/2027	310,000	308,771
Boyd Gaming Corp., Gtd. Notes(a)	4.75	6/15/2031	523,000	503,736
Boyne USA, Inc., Sr. Unscd. Notes(a)	4.75	5/15/2029	154,000	150,833
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes(a)	4.88	2/15/2030	119,000	110,339
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Gtd. Notes(a)	6.25	9/15/2027	231,000	230,799
Brookfield Residential Properties, Inc./Brookfield Residential US LLC, Sr. Unscd. Notes(a)	5.00	6/15/2029	32,000	30,662
Caesars Entertainment, Inc., Gtd. Notes(a),(b)	4.63	10/15/2029	103,000	96,937
Caesars Entertainment, Inc., Gtd. Notes(a),(b)	6.00	10/15/2032	148,000	141,199
Caesars Entertainment, Inc., Sr. Scd. Notes(a)	6.50	2/15/2032	349,000	351,950
Caesars Entertainment, Inc., Sr. Scd. Notes(a)	7.00	2/15/2030	393,000	404,558
Carnival Corp., Gtd. Debs.	6.65	1/15/2028	20,000	20,754
Carnival Corp., Gtd. Notes(a)	5.13	5/1/2029	252,000	255,407
Carnival Corp., Gtd. Notes(a)	5.75	3/15/2030	136,000	140,097
Carnival Corp., Gtd. Notes(a)	5.75	8/1/2032	547,000	561,985
Carnival Corp., Gtd. Notes(a)	5.88	6/15/2031	100,000	103,147
Carnival Corp., Gtd. Notes(a)	6.00	5/1/2029	405,000	411,075
Carnival Corp., Gtd. Notes(a)	6.13	2/15/2033	321,000	331,018
Century Communities, Inc., Gtd. Notes(a)	3.88	8/15/2029	274,000	257,093
Century Communities, Inc., Gtd. Notes(a)	6.63	9/15/2033	329,000	328,291
Churchill Downs, Inc., Gtd. Notes(a)	4.75	1/15/2028	227,000	224,999
Churchill Downs, Inc., Gtd. Notes(a)	5.50	4/1/2027	136,000	135,908
Churchill Downs, Inc., Gtd. Notes(a)	6.75	5/1/2031	302,000	309,418
Churchill Downs, Inc., Sr. Unscd. Notes(a)	5.75	4/1/2030	609,000	610,068
Cinemark USA, Inc., Gtd. Notes(a)	5.25	7/15/2028	236,000	234,954
Cinemark USA, Inc., Gtd. Notes(a)	7.00	8/1/2032	90,000	93,409
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes(a)	8.00	2/1/2028	142,000	138,004
Dream Finders Homes, Inc., Gtd. Notes(a)	6.88	9/15/2030	137,000	136,485
Dream Finders Homes, Inc., Gtd. Notes(a)	8.25	8/15/2028	245,000	252,762
Empire Communities Corp., Sr. Unscd. Notes(a)	9.75	5/1/2029	190,000	194,810
Empire Resorts, Inc., Sr. Scd. Notes(a)	7.75	11/1/2026	275,000	272,804
Forestar Group, Inc., Gtd. Notes(a)	5.00	3/1/2028	122,000	121,885
Forestar Group, Inc., Gtd. Notes(a)	6.50	3/15/2033	111,000	113,818
Full House Resorts, Inc., Sr. Scd. Notes(a)	8.25	2/15/2028	145,000	128,739
10

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Consumer Discretionary — 9.2% (continued)
FXI Holdings, Inc., Sr. Scd. Notes(a)	12.25	11/15/2026	207,000	181,580
Genting New York LLC/Genny Capital, Inc., Gtd. Notes(a)	7.25	10/1/2029	155,000	160,488
Great Canadian Gaming Corp./Raptor LLC, Sr. Scd. Notes(a)	8.75	11/15/2029	119,000	116,336
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	3.63	2/15/2032	423,000	390,133
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	3.75	5/1/2029	371,000	358,637
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	4.00	5/1/2031	562,000	533,939
Hilton Domestic Operating Co., Inc., Gtd. Notes	4.88	1/15/2030	344,000	343,277
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.75	5/1/2028	70,000	70,065
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.75	9/15/2033	190,000	193,573
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.88	4/1/2029	315,000	321,671
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	5.88	3/15/2033	576,000	590,168
Hilton Domestic Operating Co., Inc., Gtd. Notes(a)	6.13	4/1/2032	294,000	302,664
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Gtd. Notes(a)	4.88	7/1/2031	121,000	111,814
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Sr. Scd. Notes(a)	6.63	1/15/2032	194,000	197,025
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., Sr. Unscd. Notes(a)	5.00	6/1/2029	254,000	243,608
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.88	4/1/2027	196,000	195,907
Installed Building Products, Inc., Gtd. Notes(a)	5.75	2/1/2028	180,000	179,919
Jacobs Entertainment, Inc., Sr. Unscd. Notes(a)	6.75	2/15/2029	139,000	134,695
K Hovnanian Enterprises, Inc., Gtd. Notes(a)	8.00	4/1/2031	101,000	103,137
K Hovnanian Enterprises, Inc., Gtd. Notes(a)	8.38	10/1/2033	93,000	95,189
KB Home, Gtd. Notes	7.25	7/15/2030	80,000	82,411
Kingpin Intermediate Holdings LLC, Sr. Scd. Notes(a)	7.25	10/15/2032	94,000	88,308
LGI Homes, Inc., Gtd. Notes(a)	4.00	7/15/2029	221,000	198,708
LGI Homes, Inc., Gtd. Notes(a)	7.00	11/15/2032	213,000	204,335
LGI Homes, Inc., Gtd. Notes(a)	8.75	12/15/2028	98,000	101,959
Life Time, Inc., Sr. Scd. Notes(a)	6.00	11/15/2031	126,000	127,640
Light & Wonder International, Inc., Gtd. Notes(a)	6.25	10/1/2033	281,000	280,029
Light & Wonder International, Inc., Gtd. Notes(a)	7.25	11/15/2029	245,000	251,142
Light & Wonder International, Inc., Gtd. Notes(a)	7.50	9/1/2031	337,000	349,825
Lindblad Expeditions LLC, Sr. Scd. Bonds(a)	7.00	9/15/2030	225,000	229,244
Live Nation Entertainment, Inc., Gtd. Notes(a)	4.75	10/15/2027	326,000	325,093
Live Nation Entertainment, Inc., Sr. Scd. Notes(a)	3.75	1/15/2028	101,000	98,806
Live Nation Entertainment, Inc., Sr. Scd. Notes(a)	6.50	5/15/2027	331,000	333,893
M/I Homes, Inc., Gtd. Notes	3.95	2/15/2030	40,000	38,069
M/I Homes, Inc., Gtd. Notes	4.95	2/1/2028	184,000	183,390
MajorDrive Holdings IV LLC, Sr. Unscd. Notes(a)	6.38	6/1/2029	96,000	75,609
Marriott Ownership Resorts, Inc., Gtd. Notes	4.75	1/15/2028	57,000	56,354
Marriott Ownership Resorts, Inc., Gtd. Notes(a)	6.50	10/1/2033	227,000	223,621
Mattamy Group Corp., Sr. Unscd. Notes(a)	4.63	3/1/2030	183,000	177,619
Mattamy Group Corp., Sr. Unscd. Notes(a)	5.25	12/15/2027	305,000	304,025
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	5.38	12/4/2029	198,000	194,234
Melco Resorts Finance Ltd., Sr. Unscd. Notes	5.63	7/17/2027	131,000	130,741
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	5.75	7/21/2028	415,000	414,141
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	6.50	9/24/2033	182,000	182,861
Melco Resorts Finance Ltd., Sr. Unscd. Notes(a)	7.63	4/17/2032	300,000	315,565
Merlin Entertainments Group US Holdings, Inc., Sr. Scd. Notes(a)	7.38	2/15/2031	87,000	73,146
MGM China Holdings Ltd., Sr. Unscd. Notes(a)	4.75	2/1/2027	240,000	239,096
MGM Resorts International, Gtd. Notes	4.75	10/15/2028	81,000	80,502
11

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Consumer Discretionary — 9.2% (continued)
MGM Resorts International, Gtd. Notes	5.50	4/15/2027	120,000	120,637
MGM Resorts International, Gtd. Notes	6.13	9/15/2029	158,000	160,854
MGM Resorts International, Gtd. Notes(b)	6.50	4/15/2032	119,000	120,848
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Scd. Notes(a)	4.88	5/1/2029	80,000	77,674
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Gtd. Notes(a)	13.25	12/15/2029	44,000	49,981
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Scd. Notes(a)	11.88	4/15/2031	260,000	272,474
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, Sr. Scd. Notes(a)	8.25	4/15/2030	145,000	150,449
Motion Bondco DAC, Gtd. Notes(a)	6.63	11/15/2027	80,000	77,391
Motion Finco Sarl, Sr. Scd. Notes(a)	8.38	2/15/2032	156,000	132,080
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.25	3/1/2030	69,000	70,098
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.25	9/15/2033	215,000	217,254
NCL Corp. Ltd., Sr. Unscd. Notes(a)	6.75	2/1/2032	441,000	453,293
NCL Corp. Ltd., Sr. Unscd. Notes(a)	7.75	2/15/2029	120,000	128,226
NCL Corp., Ltd., Sr. Unscd. Notes(a)	5.88	1/15/2031	402,000	401,994
NCL Finance Ltd., Gtd. Notes(a)	6.13	3/15/2028	115,000	117,458
Odeon Finco PLC, Sr. Scd. Notes(a)	12.75	11/1/2027	198,000	204,726
Ontario Gaming GTA LP/OTG Co-Issuer, Inc., Sr. Scd. Notes(a)	8.00	8/1/2030	103,000	101,608
Penn Entertainment, Inc., Sr. Unscd. Notes(a)	5.63	1/15/2027	65,000	64,996
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes(a)	5.63	9/1/2029	226,000	135,046
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., Gtd. Notes(a)	5.88	9/1/2031	218,000	121,320
RB Global Holdings, Inc., Gtd. Notes(a)	7.75	3/15/2031	459,000	479,983
RB Global Holdings, Inc., Sr. Scd. Notes(a)	6.75	3/15/2028	230,000	235,040
Resideo Funding, Inc., Gtd. Notes(a)	6.50	7/15/2032	267,000	273,159
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., Sr. Scd. Bonds(a)	6.63	2/1/2033	199,000	201,154
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., Sr. Scd. Notes(a)	6.25	10/15/2030	170,000	171,314
Sabre GLBL, Inc., Sr. Scd. Notes(a)	8.63	6/1/2027	201,000	202,474
Sabre GLBL, Inc., Sr. Scd. Notes(a)	10.75	11/15/2029	261,000	247,947
Sabre GLBL, Inc., Sr. Scd. Notes(a)	11.13	7/15/2030	495,000	467,910
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., Sr. Unscd. Notes(a)	6.63	3/1/2030	204,000	186,211
SeaWorld Parks & Entertainment, Inc., Gtd. Notes(a),(b)	5.25	8/15/2029	111,000	108,943
Shea Homes LP/Shea Homes Funding Corp., Sr. Unscd. Notes	4.75	2/15/2028	101,000	100,015
Shea Homes LP/Shea Homes Funding Corp., Sr. Unscd. Notes	4.75	4/1/2029	110,000	107,716
Six Flags Entertainment Corp., Gtd. Notes(a)	5.50	4/15/2027	85,000	84,637
Six Flags Entertainment Corp., Gtd. Notes(a),(b)	7.25	5/15/2031	132,000	132,261
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.25	7/15/2029	75,000	72,119
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.38	4/15/2027	107,000	106,560
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	6.50	10/1/2028	9,000	9,023
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co., Sr. Scd. Notes(a)	6.63	5/1/2032	115,000	116,638
Somnigroup International, Inc., Gtd. Notes(a)	3.88	10/15/2031	276,000	255,000
Somnigroup International, Inc., Gtd. Notes(a)	4.00	4/15/2029	276,000	265,744
Speedway Motorsports LLC/Speedway Funding II, Inc., Sr. Unscd. Notes(a)	4.88	11/1/2027	20,000	19,879
12

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Consumer Discretionary — 9.2% (continued)
Station Casinos LLC, Gtd. Notes(a)	4.50	2/15/2028	225,000	221,536
Station Casinos LLC, Gtd. Notes(a)	4.63	12/1/2031	90,000	84,392
Station Casinos LLC, Gtd. Notes(a)	6.63	3/15/2032	145,000	147,352
STL Holding Co. LLC, Sr. Unscd. Notes(a)	8.75	2/15/2029	266,000	278,799
Studio City Co. Ltd., Sr. Scd. Notes(a)	7.00	2/15/2027	110,000	110,538
Studio City Finance Ltd., Gtd. Notes(a)	5.00	1/15/2029	415,000	396,828
Studio City Finance Ltd., Gtd. Notes(a)	6.50	1/15/2028	466,000	465,432
The New Home Company, Inc., Sr. Unscd. Notes(a)	8.50	11/1/2030	47,000	48,799
The New Home Company, Inc., Sr. Unscd. Notes(a)	9.25	10/1/2029	254,000	266,686
Thor Industries, Inc., Gtd. Notes(a)	4.00	10/15/2029	255,000	242,945
Travel + Leisure Co., Sr. Scd. Notes(a)	4.63	3/1/2030	106,000	102,823
Travel + Leisure Co., Sr. Scd. Notes	6.00	4/1/2027	241,000	243,842
Travel + Leisure Co., Sr. Scd. Notes(a)	6.13	9/1/2033	240,000	242,552
Tri Pointe Homes, Inc., Gtd. Notes	5.25	6/1/2027	93,000	93,175
Tri Pointe Homes, Inc., Gtd. Notes	5.70	6/15/2028	310,000	313,046
Vail Resorts, Inc., Gtd. Notes(a)	5.63	7/15/2030	181,000	183,163
Velocity Vehicle Group LLC, Sr. Unscd. Notes(a)	8.00	6/1/2029	75,000	73,574
Viking Cruises Ltd., Gtd. Notes(a)	9.13	7/15/2031	72,000	77,142
Viking Cruises Ltd., Sr. Unscd. Notes(a)	5.88	10/15/2033	440,000	447,134
Viking Cruises Ltd., Sr. Unscd. Notes(a)	7.00	2/15/2029	184,000	185,135
VOC Escrow Ltd., Sr. Scd. Notes(a)	5.00	2/15/2028	238,000	237,528
Voyager Parent LLC, Sr. Scd. Notes(a)	9.25	7/1/2032	508,000	532,936
Warnermedia Holdings, Inc., Gtd. Notes	3.76	3/15/2027	226,000	223,498
Warnermedia Holdings, Inc., Gtd. Notes	4.05	3/15/2029	268,000	260,335
Warnermedia Holdings, Inc., Gtd. Notes	4.28	3/15/2032	125,000	109,137
Warnermedia Holdings, Inc., Gtd. Notes(b)	4.28	3/15/2032	509,000	466,654
Warnermedia Holdings, Inc., Gtd. Notes	5.05	3/15/2042	1,000,000	802,399
Warnermedia Holdings, Inc., Gtd. Notes	5.14	3/15/2052	274,000	208,925
Whirlpool Corp., Sr. Unscd. Notes	2.40	5/15/2031	90,000	74,893
Whirlpool Corp., Sr. Unscd. Notes	4.50	6/1/2046	35,000	26,495
Whirlpool Corp., Sr. Unscd. Notes(b)	4.60	5/15/2050	170,000	126,796
Whirlpool Corp., Sr. Unscd. Notes	4.70	5/14/2032	91,000	83,370
Whirlpool Corp., Sr. Unscd. Notes	4.75	2/26/2029	221,000	217,452
Whirlpool Corp., Sr. Unscd. Notes	5.15	3/1/2043	122,000	101,926
Whirlpool Corp., Sr. Unscd. Notes	5.50	3/1/2033	119,000	112,241
Whirlpool Corp., Sr. Unscd. Notes(b)	5.75	3/1/2034	34,000	32,426
Whirlpool Corp., Sr. Unscd. Notes	6.13	6/15/2030	121,000	119,910
Whirlpool Corp., Sr. Unscd. Notes	6.50	6/15/2033	119,000	116,129
Windsor Holdings III LLC, Sr. Scd. Notes(a)	8.50	6/15/2030	226,000	238,531
Winnebago Industries, Inc., Sr. Scd. Notes(a)	6.25	7/15/2028	131,000	130,715
Wyndham Hotels & Resorts, Inc., Gtd. Notes(a),(b)	4.38	8/15/2028	260,000	255,343
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes(a)	5.25	5/15/2027	373,000	373,671
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.13	12/15/2029	165,000	162,449
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.50	10/1/2027	100,000	99,909
Wynn Macau Ltd., Sr. Unscd. Notes(a)	5.63	8/26/2028	354,000	353,390
Wynn Macau Ltd., Sr. Unscd. Notes(a)	6.75	2/15/2034	295,000	297,957
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	5.13	10/1/2029	99,000	99,033
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	6.25	3/15/2033	215,000	218,747
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Gtd. Notes(a)	7.13	2/15/2031	228,000	244,663
				37,205,738
13

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Consumer Durables & Apparel — .6%
Beach Acquisition Bidco LLC, Sr. Unscd. Notes(a),(c)	10.00	7/15/2033	704,000	757,233
Champ Acquisition Corp., Sr. Scd. Notes(a)	8.38	12/1/2031	110,000	117,165
Crocs, Inc., Gtd. Notes(a),(b)	4.13	8/15/2031	19,000	17,469
Crocs, Inc., Gtd. Notes(a)	4.25	3/15/2029	175,000	167,967
Hanesbrands, Inc., Gtd. Notes(a)	9.00	2/15/2031	231,000	243,908
Kontoor Brands, Inc., Gtd. Notes(a)	4.13	11/15/2029	240,000	228,326
S&S Holdings LLC, Sr. Scd. Notes(a)	8.38	10/1/2031	260,000	248,517
Under Armour, Inc., Gtd. Notes(a)	7.25	7/15/2030	216,000	213,225
VF Corp., Sr. Unscd. Notes	2.80	4/23/2027	174,000	169,453
VF Corp., Sr. Unscd. Notes	2.95	4/23/2030	186,000	163,288
VF Corp., Sr. Unscd. Notes	6.45	11/1/2037	42,000	39,336
Wolverine World Wide, Inc., Gtd. Notes(a)	4.00	8/15/2029	3,000	2,746
				2,368,633
Consumer Staples — .8%
ACCO Brands Corp., Gtd. Notes(a)	4.25	3/15/2029	99,000	88,042
CD&R Smokey Buyer, Inc./Radio Systems Corp., Sr. Scd. Notes(a)	9.50	10/15/2029	153,000	107,530
Central Garden & Pet Co., Gtd. Notes	5.13	2/1/2028	5,000	4,989
Edgewell Personal Care Co., Gtd. Notes(a)	4.13	4/1/2029	132,000	125,447
Edgewell Personal Care Co., Gtd. Notes(a)	5.50	6/1/2028	317,000	316,733
Kronos Acquisition Holdings, Inc., Sr. Scd. Notes(a)	8.25	6/30/2031	112,000	83,555
Kronos Acquisition Holdings, Inc., Sr. Unscd. Notes(a)	10.75	6/30/2032	100,000	51,683
Newell Brands, Inc., Sr. Unscd. Notes	6.38	9/15/2027	94,000	94,073
Newell Brands, Inc., Sr. Unscd. Notes(b)	6.38	5/15/2030	89,000	84,550
Newell Brands, Inc., Sr. Unscd. Notes	6.63	9/15/2029	106,000	103,615
Newell Brands, Inc., Sr. Unscd. Notes(b)	6.63	5/15/2032	112,000	105,535
Newell Brands, Inc., Sr. Unscd. Notes	7.38	4/1/2036	92,000	86,643
Newell Brands, Inc., Sr. Unscd. Notes	7.50	4/1/2046	167,000	138,554
Newell Brands, Inc., Sr. Unscd. Notes(a)	8.50	6/1/2028	239,000	245,947
Opal Bidco SAS, Sr. Scd. Bonds(a)	6.50	3/31/2032	304,000	313,169
Perrigo Finance Unlimited Co., Gtd. Bonds	4.90	12/15/2044	65,000	53,912
Perrigo Finance Unlimited Co., Gtd. Notes	4.90	6/15/2030	143,000	139,976
Perrigo Finance Unlimited Co., Gtd. Notes	6.13	9/30/2032	194,000	196,032
Prestige Brands, Inc., Gtd. Notes(a)	3.75	4/1/2031	270,000	250,689
Prestige Brands, Inc., Gtd. Notes(a)	5.13	1/15/2028	340,000	338,869
SWF Holdings I Corp., Scd. Notes(a)	6.50	10/6/2029	40,000	19,560
SWF Holdings I Corp., Sr. Unscd. Notes(a)	6.50	10/1/2029	131,000	47,099
The Scotts Miracle-Gro Company, Gtd. Notes	4.00	4/1/2031	56,000	51,910
The Scotts Miracle-Gro Company, Gtd. Notes	4.38	2/1/2032	44,000	40,721
				3,088,833
Diversified Financials — 6.3%
Ally Financial, Inc., Sub. Notes	6.65	1/17/2040	132,000	132,540
Aretec Group, Inc., Sr. Scd. Notes(a)	10.00	8/15/2030	270,000	293,621
Aretec Group, Inc., Sr. Unscd. Notes(a)	7.50	4/1/2029	11,000	11,070
Atlanticus Holdings Corp., Gtd. Notes(a)	9.75	9/1/2030	109,000	105,925
Avation Group S Pte Ltd., Gtd. Notes(a)	8.50	5/15/2031	36,000	35,331
Azorra Finance Ltd., Gtd. Notes(a)	7.25	1/15/2031	110,000	115,266
Azorra Finance Ltd., Gtd. Notes(a)	7.75	4/15/2030	314,000	331,246
BlackRock TCP Capital Corp., Sr. Unscd. Notes(b)	6.95	5/30/2029	130,000	131,966
Bread Financial Holdings, Inc., Gtd. Notes(a)	9.75	3/15/2029	255,000	272,163
Bread Financial Holdings, Inc., Sub. Notes(a)	8.38	6/15/2035	108,000	110,252
14

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Diversified Financials — 6.3% (continued)
Burford Capital Global Finance LLC, Gtd. Notes(a)	6.25	4/15/2028	355,000	353,546
Burford Capital Global Finance LLC, Gtd. Notes(a)	6.88	4/15/2030	395,000	392,947
Burford Capital Global Finance LLC, Gtd. Notes(a)	7.50	7/15/2033	150,000	148,189
Burford Capital Global Finance LLC, Gtd. Notes(a)	9.25	7/1/2031	435,000	450,216
Cobra AcquisitionCo LLC, Gtd. Notes(a)	6.38	11/1/2029	113,000	95,769
Cobra AcquisitionCo LLC, Sr. Unscd. Notes(a)	12.25	11/1/2029	76,000	76,437
Coinbase Global, Inc., Gtd. Notes(a)	3.38	10/1/2028	345,000	328,838
Coinbase Global, Inc., Gtd. Notes(a)	3.63	10/1/2031	267,000	238,700
Compass Group Diversified Holdings LLC, Gtd. Notes(a)	5.25	4/15/2029	318,478	288,631
Compass Group Diversified Holdings LLC, Sr. Unscd. Notes(a)	5.00	1/15/2032	30,524	26,877
Credit Acceptance Corp., Gtd. Notes(a)	6.63	3/15/2030	274,000	273,565
Credit Acceptance Corp., Gtd. Notes(a)	9.25	12/15/2028	165,000	173,029
CrossCountry Intermediate HoldCo LLC, Sr. Unscd. Notes(a)	6.50	10/1/2030	204,000	205,990
Encore Capital Group, Inc., Sr. Scd. Notes(a)	6.63	4/15/2031	106,000	105,168
Encore Capital Group, Inc., Sr. Scd. Notes(a)	8.50	5/15/2030	71,000	74,763
Encore Capital Group, Inc., Sr. Scd. Notes(a)	9.25	4/1/2029	148,000	156,052
Enova International, Inc., Gtd. Notes(a)	9.13	8/1/2029	125,000	131,018
Enova International, Inc., Gtd. Notes(a)	11.25	12/15/2028	219,000	232,488
EZCORP, Inc., Gtd. Notes(a)	7.38	4/1/2032	214,000	226,294
Finance of America Funding LLC, Sr. Scd. Notes(a)	7.88	11/30/2026	59,000	53,460
Focus Financial Partners LLC, Sr. Scd. Notes(a)	6.75	9/15/2031	300,000	309,468
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	7.88	4/1/2033	98,000	100,672
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	8.38	4/1/2032	141,000	147,401
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	9.13	5/15/2031	336,000	357,100
Freedom Mortgage Holdings LLC, Sr. Unscd. Notes(a)	9.25	2/1/2029	439,000	461,040
GGAM Finance Ltd., Gtd. Notes(a)	6.88	4/15/2029	90,000	93,375
GGAM Finance Ltd., Gtd. Notes(a)	8.00	2/15/2027	185,000	189,455
GGAM Finance Ltd., Sr. Unscd. Notes(a)	5.88	3/15/2030	100,000	101,587
GGAM Finance Ltd., Sr. Unscd. Notes(a)	8.00	6/15/2028	121,000	128,456
Global Aircraft Leasing Co. Ltd., Sr. Scd. Notes(a)	8.75	9/1/2027	460,000	472,956
goeasy Ltd., Gtd. Notes(a)	6.88	5/15/2030	183,000	179,957
goeasy Ltd., Gtd. Notes(a)	6.88	2/15/2031	135,000	131,940
goeasy Ltd., Gtd. Notes(a)	9.25	12/1/2028	354,000	366,832
goeasy Ltd., Sr. Unscd. Notes(a)	7.38	10/1/2030	101,000	100,770
goeasy Ltd., Sr. Unscd. Notes(a)	7.63	7/1/2029	249,000	251,081
Hightower Holding LLC, Gtd. Notes(a)	6.75	4/15/2029	126,000	126,184
Hightower Holding LLC, Sr. Unscd. Notes(a)	9.13	1/31/2030	80,000	85,729
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	4.38	2/1/2029	234,000	201,360
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	5.25	5/15/2027	367,000	360,672
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	9.00	6/15/2030	216,000	207,854
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes	9.75	1/15/2029	248,000	249,131
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Sr. Scd. Notes(a)	10.00	11/15/2029	287,000	288,092
Jane Street Group/JSG Finance, Inc., Sr. Scd. Bonds(a)	6.75	5/1/2033	467,000	486,921
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(a)	6.13	11/1/2032	308,000	313,432
Jane Street Group/JSG Finance, Inc., Sr. Scd. Notes(a)	7.13	4/30/2031	314,000	329,435
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unscd. Notes(a)	5.00	8/15/2028	479,000	453,638
Jefferson Capital Holdings LLC, Gtd. Notes(a)	8.25	5/15/2030	185,000	191,752
Jefferson Capital Holdings LLC, Gtd. Notes(a)	9.50	2/15/2029	330,000	348,055
LD Holdings Group LLC, Gtd. Notes(a)	6.13	4/1/2028	121,000	112,931
LD Holdings Group LLC, Gtd. Notes(a)	8.75	11/1/2027	90,000	88,737
15

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Diversified Financials — 6.3% (continued)
LFS Topco LLC, Sr. Unscd. Notes(a)	8.75	7/15/2030	123,000	120,460
Midcap Financial Issuer Trust, Sr. Unscd. Notes(a)	5.63	1/15/2030	304,000	287,371
Midcap Financial Issuer Trust, Sr. Unscd. Notes(a)	6.50	5/1/2028	453,000	444,900
Navient Corp., Sr. Unscd. Notes	4.88	3/15/2028	146,000	142,840
Navient Corp., Sr. Unscd. Notes	5.00	3/15/2027	139,000	138,216
Navient Corp., Sr. Unscd. Notes	5.50	3/15/2029	198,000	194,278
Navient Corp., Sr. Unscd. Notes	5.63	8/1/2033	208,000	187,834
Navient Corp., Sr. Unscd. Notes(b)	7.88	6/15/2032	142,000	146,785
Navient Corp., Sr. Unscd. Notes	9.38	7/25/2030	94,000	103,321
Navient Corp., Sr. Unscd. Notes	11.50	3/15/2031	180,000	201,422
OneMain Finance Corp., Gtd. Notes	3.50	1/15/2027	174,000	171,158
OneMain Finance Corp., Gtd. Notes	3.88	9/15/2028	150,000	144,781
OneMain Finance Corp., Gtd. Notes	4.00	9/15/2030	288,000	267,794
OneMain Finance Corp., Gtd. Notes	5.38	11/15/2029	52,000	51,576
OneMain Finance Corp., Gtd. Notes	6.13	5/15/2030	199,000	201,310
OneMain Finance Corp., Gtd. Notes	6.50	3/15/2033	272,000	271,607
OneMain Finance Corp., Gtd. Notes	6.63	1/15/2028	254,000	260,023
OneMain Finance Corp., Gtd. Notes	6.63	5/15/2029	299,000	307,743
OneMain Finance Corp., Gtd. Notes	6.75	3/15/2032	173,000	175,556
OneMain Finance Corp., Gtd. Notes	7.13	11/15/2031	268,000	277,582
OneMain Finance Corp., Gtd. Notes	7.13	9/15/2032	74,000	76,372
OneMain Finance Corp., Gtd. Notes	7.50	5/15/2031	254,000	265,372
OneMain Finance Corp., Gtd. Notes	7.88	3/15/2030	165,000	173,813
Osaic Holdings, Inc., Gtd. Notes(a)	8.00	8/1/2033	115,000	118,029
Osaic Holdings, Inc., Sr. Scd. Notes(a)	6.75	8/1/2032	75,000	77,454
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., Sr. Unscd. Notes(a)	6.38	2/1/2027	260,000	258,228
PennyMac Financial Services, Inc., Gtd. Bonds(a)	6.88	5/15/2032	305,000	318,365
PennyMac Financial Services, Inc., Gtd. Notes(a)	4.25	2/15/2029	335,000	325,401
PennyMac Financial Services, Inc., Gtd. Notes(a)	5.75	9/15/2031	172,000	171,650
PennyMac Financial Services, Inc., Gtd. Notes(a)	6.75	2/15/2034	227,000	232,566
PennyMac Financial Services, Inc., Gtd. Notes(a)	6.88	2/15/2033	246,000	254,654
PennyMac Financial Services, Inc., Gtd. Notes(a)	7.13	11/15/2030	224,000	234,205
PennyMac Financial Services, Inc., Gtd. Notes(a)	7.88	12/15/2029	308,000	327,262
PHH Escrow Issuer LLC/PHH Corp., Sr. Unscd. Notes(a)	9.88	11/1/2029	156,000	156,549
Phoenix Aviation Capital Ltd., Sr. Unscd. Notes(a)	9.25	7/15/2030	156,000	164,395
Planet Financial Group LLC, Gtd. Notes(a)	10.50	12/15/2029	360,000	374,287
PRA Group, Inc., Gtd. Notes(a)	5.00	10/1/2029	335,000	304,763
PRA Group, Inc., Gtd. Notes(a)	8.38	2/1/2028	237,000	240,486
PRA Group, Inc., Gtd. Notes(a)	8.88	1/31/2030	295,000	299,721
Prospect Capital Corp., Sr. Unscd. Notes(b)	3.36	11/15/2026	60,000	58,156
Prospect Capital Corp., Sr. Unscd. Notes(b)	3.44	10/15/2028	218,000	196,098
Provident Funding Associates LP/PFG Finance Corp., Sr. Unscd. Notes(a)	9.75	9/15/2029	205,000	215,901
RFNA LP, Sr. Unscd. Notes(a)	7.88	2/15/2030	101,000	100,512
Rocket Cos., Inc., Gtd. Notes(a)	6.13	8/1/2030	540,000	557,359
Rocket Cos., Inc., Gtd. Notes(a)	6.38	8/1/2033	520,000	542,216
Rocket Cos., Inc., Gtd. Notes(a)	6.50	8/1/2029	287,000	297,653
Rocket Cos., Inc., Gtd. Notes(a)	7.13	2/1/2032	275,000	288,547
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(a)	3.63	3/1/2029	34,000	32,663
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., Gtd. Notes(a)	3.88	3/1/2031	207,000	194,553
Stonex Escrow Issuer LLC, Scd. Notes(a)	6.88	7/15/2032	160,000	165,275
16

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Diversified Financials — 6.3% (continued)
StoneX Group, Inc., Scd. Notes(a)	7.88	3/1/2031	344,000	364,707
TrueNoord Capital DAC, Gtd. Notes(a)	8.75	3/1/2030	122,000	128,559
United Wholesale Mortgage LLC, Sr. Unscd. Notes(a)	5.50	4/15/2029	150,000	147,692
United Wholesale Mortgage LLC, Sr. Unscd. Notes(a)	5.75	6/15/2027	325,000	325,429
UWM Holdings LLC, Gtd. Notes(a)	6.25	3/15/2031	292,000	291,603
UWM Holdings LLC, Gtd. Notes(a)	6.63	2/1/2030	210,000	214,112
Vericast Corp., Scd. Notes(a)	12.50	12/15/2027	15,000	15,371
VFH Parent LLC/Valor Co-Issuer, Inc., Sr. Scd. Bonds(a)	7.50	6/15/2031	194,000	203,029
				25,616,934
Electronic Components — .6%
Coherent Corp., Gtd. Notes(a)	5.00	12/15/2029	137,000	135,638
Energizer Holdings, Inc., Gtd. Notes(a)	4.38	3/31/2029	122,000	117,136
Energizer Holdings, Inc., Gtd. Notes(a)	4.75	6/15/2028	65,000	63,957
Energizer Holdings, Inc., Gtd. Notes(a),(b)	6.00	9/15/2033	31,000	30,011
EnerSys, Gtd. Notes(a)	4.38	12/15/2027	103,000	101,760
EnerSys, Gtd. Notes(a)	6.63	1/15/2032	273,000	280,619
Imola Merger Corp., Sr. Scd. Notes(a)	4.75	5/15/2029	735,000	725,677
Sensata Technologies BV, Gtd. Notes(a)	4.00	4/15/2029	170,000	165,645
Sensata Technologies BV, Gtd. Notes(a)	5.88	9/1/2030	78,000	78,898
Sensata Technologies, Inc., Gtd. Notes(a)	6.63	7/15/2032	84,000	87,483
TTM Technologies, Inc., Gtd. Notes(a)	4.00	3/1/2029	48,000	46,370
WESCO Distribution, Inc., Gtd. Notes(a)	6.38	3/15/2029	198,000	204,268
WESCO Distribution, Inc., Gtd. Notes(a)	6.38	3/15/2033	245,000	255,948
WESCO Distribution, Inc., Gtd. Notes(a)	7.25	6/15/2028	175,000	177,405
				2,470,815
Energy — 11.6%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes(a)	7.50	10/1/2029	330,000	342,439
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.38	6/15/2029	215,000	214,987
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	5.75	1/15/2028	143,000	143,001
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes(a)	6.63	2/1/2032	219,000	226,680
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unscd. Bonds(a)	5.75	10/15/2033	150,000	149,823
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes(a)	6.25	4/1/2028	28,000	28,088
Archrock Partners LP/Archrock Partners Finance Corp., Gtd. Notes(a)	6.63	9/1/2032	255,000	262,192
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes(a)	5.88	6/30/2029	88,000	87,735
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes(a)	6.63	10/15/2032	181,000	184,562
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unscd. Notes(a)	6.63	7/15/2033	189,000	191,985
Baytex Energy Corp., Gtd. Notes(a)	7.38	3/15/2032	200,000	197,022
Baytex Energy Corp., Gtd. Notes(a)	8.50	4/30/2030	341,000	349,158
BKV Upstream Midstream LLC, Gtd. Notes(a)	7.50	10/15/2030	138,000	138,138
Bristow Group, Inc., Sr. Scd. Notes(a)	6.88	3/1/2028	241,000	240,936
Buckeye Partners LP, Sr. Unscd. Notes	3.95	12/1/2026	182,000	180,417
Buckeye Partners LP, Sr. Unscd. Notes	4.13	12/1/2027	128,000	126,458
Buckeye Partners LP, Sr. Unscd. Notes(a)	4.50	3/1/2028	196,000	194,066
Buckeye Partners LP, Sr. Unscd. Notes	5.60	10/15/2044	124,000	114,180
Buckeye Partners LP, Sr. Unscd. Notes	5.85	11/15/2043	140,000	131,451
Buckeye Partners LP, Sr. Unscd. Notes(a)	6.75	2/1/2030	199,000	207,982
Buckeye Partners LP, Sr. Unscd. Notes	6.75	8/15/2033	108,000	110,398
Buckeye Partners LP, Sr. Unscd. Notes(a)	6.88	7/1/2029	276,000	286,704
California Resources Corp., Gtd. Notes(a)	8.25	6/15/2029	665,000	691,655
17

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Energy — 11.6% (continued)
California Resources Corp., Sr. Unscd. Notes(a),(b)	7.00	1/15/2034	117,000	116,471
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes(a)	8.13	1/15/2027	66,400	65,811
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes(a)	9.75	7/15/2028	61,000	59,779
Caturus Energy LLC, Sr. Unscd. Notes(a)	8.50	2/15/2030	172,000	175,488
CHC Group LLC, Sr. Scd. Notes(a)	11.75	9/1/2030	305,000	284,734
Chord Energy Corp., Gtd. Notes(a)	6.00	10/1/2030	398,000	398,923
Chord Energy Corp., Gtd. Notes(a)	6.75	3/15/2033	486,000	496,306
Civitas Resources, Inc., Gtd. Notes(a)	8.38	7/1/2028	400,000	413,110
Civitas Resources, Inc., Gtd. Notes(a)	8.63	11/1/2030	319,000	329,751
Civitas Resources, Inc., Gtd. Notes(a)	8.75	7/1/2031	368,000	378,120
Civitas Resources, Inc., Gtd. Notes(a)	9.63	6/15/2033	254,000	272,247
CNX Midstream Partners LP, Gtd. Notes(a)	4.75	4/15/2030	32,000	30,648
CNX Resources Corp., Gtd. Notes(a)	6.00	1/15/2029	393,000	395,059
CNX Resources Corp., Gtd. Notes(a)	7.25	3/1/2032	339,000	353,457
CNX Resources Corp., Gtd. Notes(a)	7.38	1/15/2031	287,000	296,818
Comstock Resources, Inc., Gtd. Notes(a)	5.88	1/15/2030	135,000	128,469
Comstock Resources, Inc., Gtd. Notes(a)	6.75	3/1/2029	463,000	458,678
Comstock Resources, Inc., Gtd. Notes(a)	6.75	3/1/2029	211,000	208,926
CQP Holdco LP/BIP-V Chinook Holdco LLC, Sr. Scd. Notes(a)	5.50	6/15/2031	400,000	396,203
Crescent Energy Finance LLC, Gtd. Notes(a)	7.38	1/15/2033	304,000	287,145
Crescent Energy Finance LLC, Gtd. Notes(a)	7.63	4/1/2032	410,000	397,256
Crescent Energy Finance LLC, Gtd. Notes(a),(b)	8.38	1/15/2034	345,000	337,870
CVR Energy, Inc., Gtd. Bonds(a)	5.75	2/15/2028	104,000	102,860
CVR Energy, Inc., Gtd. Notes(a)	8.50	1/15/2029	261,000	267,667
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	7.13	6/1/2028	301,000	302,315
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	7.38	6/30/2033	184,000	186,706
Delek Logistics Partners LP/Delek Logistics Finance Corp., Gtd. Notes(a)	8.63	3/15/2029	571,000	595,470
Diamond Foreign Asset Co./Diamond Finance LLC, Scd. Notes(a)	8.50	10/1/2030	100,000	106,032
Enerflex Ltd., Sr. Scd. Notes(a)	9.00	10/15/2027	141,000	144,253
Energy Transfer LP, Jr. Sub. Notes	6.50	2/15/2056	658,000	654,855
Energy Transfer LP, Jr. Sub. Notes	6.75	2/15/2056	334,000	334,741
Energy Transfer LP, Jr. Sub. Notes	7.13	10/1/2054	198,000	204,940
Energy Transfer LP, Jr. Sub. Notes	8.00	5/15/2054	478,000	510,056
EnQuest PLC, Gtd. Notes(a)	11.63	11/1/2027	115,000	116,535
Excelerate Energy LP, Gtd. Bonds(a)	8.00	5/15/2030	278,000	292,837
FORESEA Holding SA, Sr. Scd. Notes(a)	7.50	6/15/2030	53,000	51,847
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	7.75	2/1/2028	275,000	276,769
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	7.88	5/15/2032	172,000	177,188
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.00	5/15/2033	206,000	213,210
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.25	1/15/2029	146,000	152,516
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	8.88	4/15/2030	104,000	109,791
Global Marine, Inc., Gtd. Notes	7.00	6/1/2028	57,000	54,473
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	80,000	80,919
Global Partners LP/GLP Finance Corp., Gtd. Notes(a)	7.13	7/1/2033	132,000	134,113
Global Partners LP/GLP Finance Corp., Gtd. Notes(a)	8.25	1/15/2032	161,000	168,478
Greenfire Resources Ltd., Sr. Scd. Notes(a)	12.00	10/1/2028	268,000	282,283
Gulfport Energy Operating Corp., Gtd. Notes(a)	6.75	9/1/2029	268,000	273,839
Harvest Midstream I LP, Sr. Unscd. Notes(a)	7.50	9/1/2028	329,000	333,162
Harvest Midstream I LP, Sr. Unscd. Notes(a)	7.50	5/15/2032	181,000	187,479
Helix Energy Solutions Group, Inc., Gtd. Notes(a)	9.75	3/1/2029	326,000	344,417
18

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Energy — 11.6% (continued)
Hess Midstream Operations LP, Gtd. Notes(a)	5.88	3/1/2028	56,000	57,083
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	5.75	2/1/2029	195,000	191,124
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.00	4/15/2030	30,000	29,248
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.00	2/1/2031	50,000	47,524
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.25	11/1/2028	120,000	120,191
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.25	4/15/2032	30,000	28,467
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	6.88	5/15/2034	109,000	103,522
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	7.25	2/15/2035	282,000	271,425
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(a)	8.38	11/1/2033	70,000	72,417
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(a)	6.63	1/15/2034	149,000	153,577
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(a)	7.38	7/15/2032	10,000	10,485
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(a)	8.13	10/15/2029	323,000	339,340
ITT Holdings LLC, Sr. Unscd. Notes(a)	6.50	8/1/2029	543,000	526,514
Kinetik Holdings LP, Sr. Unscd. Notes(a)	6.63	12/15/2028	170,000	174,371
Kodiak Gas Services LLC, Gtd. Notes(a)	6.50	10/1/2033	136,000	139,361
Kodiak Gas Services LLC, Gtd. Notes(a)	6.75	10/1/2035	143,000	147,271
Kodiak Gas Services LLC, Gtd. Notes(a)	7.25	2/15/2029	253,000	262,515
Kraken Oil & Gas Partners LLC, Sr. Unscd. Notes(a)	7.63	8/15/2029	234,000	228,961
Long Ridge Energy LLC, Sr. Scd. Bonds(a)	8.75	2/15/2032	119,000	123,037
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., Gtd. Notes(a)	6.88	12/1/2032	76,000	77,269
Martin Midstream Partners LP/Martin Midstream Finance Corp., Scd. Notes(a)	11.50	2/15/2028	283,000	291,166
Matador Resources Co., Gtd. Notes(a)	6.25	4/15/2033	294,000	294,170
Matador Resources Co., Gtd. Notes(a)	6.50	4/15/2032	585,000	590,201
Matador Resources Co., Gtd. Notes(a)	6.88	4/15/2028	290,000	295,537
MEG Energy Corp., Gtd. Notes(a)	5.88	2/1/2029	67,000	67,039
Moss Creek Resources Holdings, Inc., Sr. Unscd. Notes(a)	8.25	9/1/2031	424,000	410,112
Murphy Oil Corp., Sr. Unscd. Notes(b)	6.00	10/1/2032	50,000	49,316
Nabors Industries Ltd., Gtd. Notes(a)	7.50	1/15/2028	51,000	51,215
Nabors Industries, Inc., Gtd. Notes(a)	7.38	5/15/2027	279,000	282,553
Nabors Industries, Inc., Gtd. Notes(a),(b)	8.88	8/15/2031	110,000	104,588
Nabors Industries, Inc., Gtd. Notes(a)	9.13	1/31/2030	215,000	225,919
NFE Financing LLC, Sr. Scd. Notes(a)	12.00	11/15/2029	617,000	145,909
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Scd. Notes(a)	8.13	2/15/2029	380,000	388,534
NGL Energy Operating LLC/NGL Energy Finance Corp., Sr. Scd. Notes(a)	8.38	2/15/2032	312,000	318,936
Nine Energy Service, Inc., Sr. Scd. Notes	13.00	2/1/2028	90,000	42,012
Noble Finance II LLC, Gtd. Notes(a)	8.00	4/15/2030	550,000	570,344
Northern Oil & Gas, Inc., Sr. Unscd. Notes(a)	7.88	10/15/2033	208,000	202,432
Northern Oil & Gas, Inc., Sr. Unscd. Notes(a)	8.75	6/15/2031	328,000	334,119
Northriver Midstream Finance LP, Sr. Scd. Notes(a)	6.75	7/15/2032	56,000	57,038
NuStar Logistics LP, Gtd. Notes	6.38	10/1/2030	90,000	93,736
Oceaneering International, Inc., Sr. Unscd. Notes(b)	6.00	2/1/2028	181,000	182,724
Oceaneering International, Inc., Sr. Unscd. Notes	6.00	2/1/2028	312,000	313,694
Parkland Corp., Gtd. Notes(a)	4.50	10/1/2029	127,000	122,824
Parkland Corp., Gtd. Notes(a)	4.63	5/1/2030	162,000	156,811
Parkland Corp., Gtd. Notes(a)	5.88	7/15/2027	86,000	86,005
Parkland Corp., Sr. Unscd. Notes(a)	6.63	8/15/2032	140,000	142,493
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes	6.00	2/15/2028	249,000	246,886
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	7.88	9/15/2030	312,000	313,565
PBF Holding Co. LLC/PBF Finance Corp., Gtd. Notes(a)	9.88	3/15/2030	284,000	300,903
Permian Resources Operating LLC, Gtd. Notes(a)	5.88	7/1/2029	300,000	300,028
19

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Energy — 11.6% (continued)
Permian Resources Operating LLC, Gtd. Notes(a)	6.25	2/1/2033	110,000	112,009
Permian Resources Operating LLC, Gtd. Notes(a)	7.00	1/15/2032	361,000	374,572
Permian Resources Operating LLC, Gtd. Notes(a)	8.00	4/15/2027	270,000	273,759
Petrofac Ltd., Sr. Scd. Notes(a),(d)	9.75	11/15/2026	120,000	9,984
Prairie Acquiror LP, Sr. Scd. Notes(a)	9.00	8/1/2029	134,000	137,951
Precision Drilling Corp., Gtd. Notes(a)	6.88	1/15/2029	395,000	397,196
Puma International Financing SA, Gtd. Notes(a)	7.75	4/25/2029	557,000	576,237
Range Resources Corp., Gtd. Notes(a)	4.75	2/15/2030	200,000	195,760
Range Resources Corp., Gtd. Notes	8.25	1/15/2029	140,000	142,864
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	4.80	5/15/2030	59,000	57,724
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	4.95	7/15/2029	81,000	80,178
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	6.75	3/15/2033	140,000	146,672
Rockies Express Pipeline LLC, Sr. Unscd. Notes(a)	6.88	4/15/2040	5,000	5,150
Saturn Oil & Gas, Inc., Sr. Scd. Notes(a)	9.63	6/15/2029	84,000	84,832
Seadrill Finance Ltd., Scd. Notes(a)	8.38	8/1/2030	250,000	255,704
SESI LLC, Sr. Scd. Notes(a)	7.88	9/30/2030	114,000	112,069
SM Energy Co., Sr. Unscd. Notes	6.50	7/15/2028	124,000	124,904
SM Energy Co., Sr. Unscd. Notes	6.63	1/15/2027	133,000	133,044
SM Energy Co., Sr. Unscd. Notes(a)	6.75	8/1/2029	338,000	337,246
SM Energy Co., Sr. Unscd. Notes(a)	7.00	8/1/2032	231,000	225,913
South Bow Canadian Infrastructure Holdings Ltd., Gtd. Notes	7.50	3/1/2055	90,000	96,280
South Bow Canadian Infrastructure Holdings Ltd., Gtd. Notes	7.63	3/1/2055	130,000	135,421
Star Holding LLC, Sr. Scd. Notes(a)	8.75	8/1/2031	38,000	36,773
Summit Midstream Holdings LLC, Sr. Scd. Notes(a)	8.63	10/31/2029	270,000	274,730
Sunnova Energy Corp., Gtd. Notes(a),(d)	5.88	9/1/2026	384,000	1,987
Sunnova Energy Corp., Gtd. Notes(a),(d)	11.75	10/1/2028	130,000	793
Sunoco LP, Gtd. Notes(a)	5.63	3/15/2031	294,000	294,152
Sunoco LP, Gtd. Notes(a)	5.88	3/15/2034	184,000	183,973
Sunoco LP, Gtd. Notes(a)	6.25	7/1/2033	266,000	271,648
Sunoco LP, Gtd. Notes(a)	7.00	5/1/2029	145,000	150,652
Sunoco LP, Gtd. Notes(a)	7.25	5/1/2032	201,000	211,865
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.50	5/15/2029	130,000	127,424
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.50	4/30/2030	193,000	186,986
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.88	3/15/2028	43,000	43,109
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.00	4/15/2027	56,000	56,070
Sunoco LP/Sunoco Finance Corp., Gtd. Notes(a)	7.00	9/15/2028	34,000	35,037
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	5.50	1/15/2028	240,000	238,811
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.00	12/31/2030	223,000	221,189
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.00	9/1/2031	168,000	165,118
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes(a)	6.75	3/15/2034	207,556	206,095
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Sr. Unscd. Notes(a)	7.38	2/15/2029	395,000	407,121
Talos Production, Inc., Scd. Notes(a)	9.00	2/1/2029	303,000	311,702
Talos Production, Inc., Scd. Notes(a)	9.38	2/1/2031	187,000	191,405
TerraForm Power Operating LLC, Gtd. Notes(a)	4.75	1/15/2030	499,000	478,690
TerraForm Power Operating LLC, Gtd. Notes(a)	5.00	1/31/2028	444,000	442,515
TGNR Intermediate Holdings LLC, Sr. Unscd. Notes(a)	5.50	10/15/2029	93,000	90,165
TGS ASA, Sr. Scd. Bonds(a)	8.50	1/15/2030	264,000	272,927
Tidewater, Inc., Gtd. Notes(a)	9.13	7/15/2030	525,000	560,277
TransMontaigne Partners LLC, Gtd. Notes(a)	8.50	6/15/2030	197,000	206,297
Transocean Aquila Ltd., Sr. Scd. Notes(a)	8.00	9/30/2028	52,785	54,273
20

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Energy — 11.6% (continued)
Transocean International Ltd., Gtd. Notes	6.80	3/15/2038	150,000	131,265
Transocean International Ltd., Gtd. Notes	7.50	4/15/2031	86,000	82,046
Transocean International Ltd., Gtd. Notes(a)	8.25	5/15/2029	181,000	182,004
Transocean International Ltd., Gtd. Notes(a)	8.50	5/15/2031	132,000	130,893
Transocean International Ltd., Sr. Scd. Notes(a)	7.88	10/15/2032	31,000	31,977
Transocean International Ltd., Sr. Scd. Notes(a)	8.75	2/15/2030	123,188	129,188
Transocean Titan Financing Ltd., Sr. Scd. Notes(a)	8.38	2/1/2028	73,667	75,774
Trident Energy Finance PLC, Gtd. Notes(a)	12.50	11/30/2029	166,000	170,038
USA Compression Partners LP/USA Compression Finance Corp., Gtd. Notes(a)	6.25	10/1/2033	206,000	206,782
USA Compression Partners LP/USA Compression Finance Corp., Gtd. Notes(a)	7.13	3/15/2029	232,000	239,621
Valaris Ltd., Scd. Notes(a)	8.38	4/30/2030	369,000	384,803
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	3.88	8/15/2029	164,000	155,340
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	3.88	11/1/2033	117,000	103,432
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	4.13	8/15/2031	190,000	175,735
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(a)	6.25	1/15/2030	160,000	163,157
Venture Global LNG, Inc., Sr. Scd. Notes(a),(b)	7.00	1/15/2030	311,000	314,642
Venture Global LNG, Inc., Sr. Scd. Notes(a)	8.13	6/1/2028	914,000	941,556
Venture Global LNG, Inc., Sr. Scd. Notes(a)	8.38	6/1/2031	432,000	443,484
Venture Global LNG, Inc., Sr. Scd. Notes(a)	9.50	2/1/2029	824,000	887,194
Venture Global LNG, Inc., Sr. Scd. Notes(a)	9.88	2/1/2032	570,000	608,651
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	6.50	1/15/2034	626,000	655,737
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	6.75	1/15/2036	600,000	635,690
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	7.50	5/1/2033	445,000	490,006
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(a)	7.75	5/1/2035	308,000	347,543
Vermilion Energy, Inc., Sr. Unscd. Notes(a)	6.88	5/1/2030	224,000	213,125
Vermilion Energy, Inc., Sr. Unscd. Notes(a),(b)	7.25	2/15/2033	282,000	259,956
Viridien, Sr. Scd. Notes(a)	10.00	10/15/2030	75,000	78,554
Vital Energy, Inc., Gtd. Notes(a)	7.88	4/15/2032	95,000	89,921
Vital Energy, Inc., Gtd. Notes	9.75	10/15/2030	32,000	32,892
W&T Offshore, Inc., Scd. Notes(a)	10.75	2/1/2029	31,000	29,204
WBI Operating LLC, Gtd. Notes(a)	6.25	10/15/2030	240,000	239,973
WBI Operating LLC, Sr. Unscd. Notes(a)	6.50	10/15/2033	125,000	125,076
Weatherford International Ltd., Gtd. Notes(a)	6.75	10/15/2033	344,000	351,549
Wildfire Intermediate Holdings LLC, Sr. Unscd. Bonds(a)	7.50	10/15/2029	203,000	202,838
				46,872,487
Environmental Control — .6%
Clean Harbors, Inc., Gtd. Notes(a)	5.13	7/15/2029	132,000	131,309
Clean Harbors, Inc., Gtd. Notes(a)	5.75	10/15/2033	206,000	210,504
Clean Harbors, Inc., Gtd. Notes(a)	6.38	2/1/2031	261,000	267,422
Enviri Corp., Gtd. Notes(a)	5.75	7/31/2027	7,000	6,939
GFL Environmental, Inc., Gtd. Notes(a)	4.00	8/1/2028	132,000	129,141
GFL Environmental, Inc., Gtd. Notes(a)	4.38	8/15/2029	98,000	95,731
GFL Environmental, Inc., Gtd. Notes(a)	4.75	6/15/2029	188,000	186,108
GFL Environmental, Inc., Gtd. Notes(a)	6.75	1/15/2031	288,000	300,904
Luna 1.5 Sarl, Sr. Unscd. Notes(a),(c)	12.00	7/1/2032	204,000	212,190
Madison IAQ LLC, Sr. Scd. Notes(a)	4.13	6/30/2028	33,000	32,314
Madison IAQ LLC, Sr. Unscd. Notes(a)	5.88	6/30/2029	318,000	311,660
Reworld Holding Corp., Gtd. Notes(a)	4.88	12/1/2029	280,000	262,847
21

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Environmental Control — .6% (continued)
Waste Pro USA, Inc., Sr. Unscd. Notes(a)	7.00	2/1/2033	288,000	299,919
Wrangler Holdco Corp., Gtd. Notes(a)	6.63	4/1/2032	115,000	119,968
				2,566,956
Food Products — 2.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	3.50	3/15/2029	330,000	314,873
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	4.63	1/15/2027	635,000	633,487
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	4.88	2/15/2030	324,000	319,943
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	5.88	2/15/2028	260,000	260,272
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	6.25	3/15/2033	98,000	100,820
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(a)	6.50	2/15/2028	313,000	318,866
Albertsons Cos., Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, Sr. Unscd. Notes(a)	5.50	3/31/2031	132,000	133,118
Albertsons Cos., Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC, Sr. Unscd. Notes(a)	5.75	3/31/2034	221,000	222,047
B&G Foods, Inc., Gtd. Notes(b)	5.25	9/15/2027	105,000	101,034
B&G Foods, Inc., Sr. Scd. Notes(a)	8.00	9/15/2028	145,000	136,429
C&S Group Enterprises LLC, Gtd. Notes(a)	5.00	12/15/2028	140,000	127,796
Chobani Holdco II LLC, Sr. Unscd. Notes(a),(c)	8.75	10/1/2029	228,627	242,198
Chobani LLC/Chobani Finance Corp., Inc., Sr. Scd. Notes(a)	4.63	11/15/2028	25,000	24,861
Chobani LLC/Chobani Finance Corp., Inc., Sr. Unscd. Notes(a)	7.63	7/1/2029	47,000	48,971
Fiesta Purchaser, Inc., Sr. Scd. Notes(a)	7.88	3/1/2031	150,000	158,545
Froneri Lux FinCo Sarl, Sr. Scd. Notes(a)	6.00	8/1/2032	172,000	173,429
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., Sr. Scd. Notes(a)	9.00	2/15/2029	309,000	323,703
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.13	1/31/2030	177,000	170,907
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.38	1/31/2032	140,000	133,458
Lamb Weston Holdings, Inc., Gtd. Notes(a)	4.88	5/15/2028	137,000	137,131
Land O’Lakes Capital Trust I, Ltd. Gtd. Debs.(a)	7.45	3/15/2028	275,000	284,031
Performance Food Group, Inc., Gtd. Notes(a)	4.25	8/1/2029	475,000	463,535
Performance Food Group, Inc., Gtd. Notes(a)	5.50	10/15/2027	501,000	500,988
Performance Food Group, Inc., Gtd. Notes(a)	6.13	9/15/2032	514,000	527,830
Post Holdings, Inc., Gtd. Notes(a)	4.63	4/15/2030	714,000	692,299
Post Holdings, Inc., Gtd. Notes(a)	5.50	12/15/2029	504,000	504,530
Post Holdings, Inc., Gtd. Notes(a)	6.25	10/15/2034	175,000	177,274
Post Holdings, Inc., Gtd. Notes(a)	6.38	3/1/2033	617,000	626,531
Post Holdings, Inc., Sr. Scd. Notes(a)	6.25	2/15/2032	295,000	303,287
Post Holdings, Inc., Sr. Unscd. Notes(a)	4.50	9/15/2031	532,000	500,187
Safeway, Inc., Sr. Unscd. Debs.	7.25	2/1/2031	80,000	86,564
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, Scd. Notes(a)	4.63	3/1/2029	200,000	191,641
TreeHouse Foods, Inc., Gtd. Notes	4.00	9/1/2028	211,000	205,861
United Natural Foods, Inc., Gtd. Notes(a)	6.75	10/15/2028	98,000	97,995
US Foods, Inc., Gtd. Notes(a)	4.63	6/1/2030	155,000	152,108
US Foods, Inc., Gtd. Notes(a)	4.75	2/15/2029	179,000	177,141
US Foods, Inc., Gtd. Notes(a)	6.88	9/15/2028	161,000	166,095
22

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Food Products — 2.5% (continued)
US Foods, Inc., Gtd. Notes(a)	7.25	1/15/2032	155,000	162,687
Viking Baked Goods Acquisition Corp., Sr. Scd. Notes(a)	8.63	11/1/2031	295,000	296,144
				10,198,616
Food Service — .2%
Aramark Services, Inc., Gtd. Notes(a)	5.00	2/1/2028	388,000	387,321
TKC Holdings, Inc., Sr. Scd. Notes(a)	6.88	5/15/2028	70,000	70,643
TKC Holdings, Inc., Sr. Unscd. Notes(a)	10.50	5/15/2029	250,000	257,019
				714,983
Forest Products & Paper — .1%
Ahlstrom Holding 3 Oy, Sr. Scd. Bonds(a)	4.88	2/4/2028	25,000	24,319
Domtar Corp., Sr. Scd. Notes(a)	6.75	10/1/2028	223,000	169,684
Magnera Corp., Sr. Scd. Notes(a)	4.75	11/15/2029	83,000	69,235
Magnera Corp., Sr. Scd. Notes(a)	7.25	11/15/2031	218,000	188,270
Mercer International, Inc., Sr. Unscd. Notes(a)	12.88	10/1/2028	114,000	94,999
				546,507
Health Care — 6.5%
1261229 BC Ltd., Sr. Scd. Notes(a)	10.00	4/15/2032	1,432,000	1,498,318
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.00	4/15/2029	84,000	82,227
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.50	7/1/2028	91,000	90,379
Acadia Healthcare Co., Inc., Gtd. Notes(a),(b)	7.38	3/15/2033	48,000	49,680
AdaptHealth LLC, Gtd. Notes(a)	4.63	8/1/2029	141,000	133,838
AdaptHealth LLC, Gtd. Notes(a)	5.13	3/1/2030	121,000	115,844
AdaptHealth LLC, Gtd. Notes(a)	6.13	8/1/2028	96,000	95,970
AHP Health Partners, Inc., Sr. Unscd. Notes(a)	5.75	7/15/2029	41,000	40,837
Amneal Pharmaceuticals LLC, Sr. Scd. Notes(a)	6.88	8/1/2032	8,000	8,384
Avantor Funding, Inc., Gtd. Notes(a)	3.88	11/1/2029	174,000	165,233
Avantor Funding, Inc., Gtd. Notes(a)	4.63	7/15/2028	225,000	221,314
Bausch + Lomb Corp., Sr. Scd. Notes(a)	8.38	10/1/2028	405,000	423,225
Bausch Health Americas, Inc., Gtd. Notes(a)	8.50	1/31/2027	199,000	198,060
Bausch Health Cos., Inc., Gtd. Notes(a)	5.00	1/30/2028	142,000	124,964
Bausch Health Cos., Inc., Gtd. Notes(a)	5.00	2/15/2029	135,000	105,101
Bausch Health Cos., Inc., Gtd. Notes(a)	5.25	1/30/2030	244,000	175,805
Bausch Health Cos., Inc., Gtd. Notes(a)	5.25	2/15/2031	136,000	91,640
Bausch Health Cos., Inc., Gtd. Notes(a)	6.25	2/15/2029	247,000	200,988
Bausch Health Cos., Inc., Gtd. Notes(a)	7.00	1/15/2028	48,000	44,116
Bausch Health Cos., Inc., Gtd. Notes(a)	7.25	5/30/2029	105,000	85,823
Bausch Health Cos., Inc., Scd. Notes(a)	14.00	10/15/2030	115,000	116,612
Bausch Health Cos., Inc., Sr. Scd. Notes(a)	4.88	6/1/2028	461,000	421,466
Bausch Health Cos., Inc., Sr. Scd. Notes(a)	11.00	9/30/2028	558,000	587,249
Cheplapharm Arzneimittel GmbH, Sr. Scd. Notes(a)	5.50	1/15/2028	22,000	21,569
CHS/Community Health Systems, Inc., Scd. Notes(a)	6.13	4/1/2030	264,000	221,716
CHS/Community Health Systems, Inc., Scd. Notes(a)	6.88	4/15/2029	276,000	250,003
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	4.75	2/15/2031	292,000	260,708
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	5.25	5/15/2030	292,000	273,694
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	6.00	1/15/2029	169,000	167,318
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	9.75	1/15/2034	267,000	282,630
CHS/Community Health Systems, Inc., Sr. Scd. Notes(a)	10.88	1/15/2032	458,000	493,362
Concentra Health Services, Inc., Gtd. Notes(a)	6.88	7/15/2032	74,000	77,242
CVS Health Corp., Jr. Sub. Notes	6.75	12/10/2054	344,000	357,686
CVS Health Corp., Jr. Sub. Notes	7.00	3/10/2055	1,150,000	1,208,607
23

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Health Care — 6.5% (continued)
DaVita, Inc., Gtd. Notes(a)	3.75	2/15/2031	552,000	507,190
DaVita, Inc., Gtd. Notes(a)	4.63	6/1/2030	799,000	771,003
DaVita, Inc., Gtd. Notes(a)	6.75	7/15/2033	269,000	278,994
DaVita, Inc., Gtd. Notes(a)	6.88	9/1/2032	334,000	346,063
DENTSPLY SIRONA, Inc., Jr. Sub. Notes	8.38	9/12/2055	397,000	409,119
Elanco Animal Health, Inc., Sr. Unscd. Notes	6.65	8/28/2028	40,000	41,737
Embecta Corp., Sr. Scd. Notes(a),(b)	5.00	2/15/2030	67,000	63,546
Embecta Corp., Sr. Scd. Notes(a)	6.75	2/15/2030	194,000	191,791
Emergent BioSolutions, Inc., Gtd. Notes(a)	3.88	8/15/2028	93,000	82,349
Encompass Health Corp., Gtd. Notes	4.50	2/1/2028	474,000	470,435
Encompass Health Corp., Gtd. Notes	4.63	4/1/2031	193,000	188,352
Encompass Health Corp., Gtd. Notes	4.75	2/1/2030	379,000	374,592
Endo Finance Holdings, Inc., Sr. Scd. Notes(a)	8.50	4/15/2031	275,000	291,497
Global Medical Response, Inc., Sr. Scd. Notes(a)	7.38	10/1/2032	301,000	315,025
Grifols SA, Gtd. Notes(a)	4.75	10/15/2028	183,000	176,867
HAH Group Holding Co. LLC, Sr. Scd. Notes(a)	9.75	10/1/2031	63,000	59,748
HealthEquity, Inc., Gtd. Notes(a)	4.50	10/1/2029	132,000	128,516
Heartland Dental LLC/Heartland Dental Finance Corp., Sr. Scd. Notes(a)	10.50	4/30/2028	44,000	46,368
HLF Financing Sarl LLC/Herbalife International, Inc., Gtd. Notes(a),(b)	4.88	6/1/2029	48,000	42,325
HLF Financing Sarl LLC/Herbalife International, Inc., Sr. Scd. Notes(a)	12.25	4/15/2029	508,000	551,696
Hologic, Inc., Gtd. Notes(a)	3.25	2/15/2029	207,000	204,297
Horizon Mutual Holdings, Inc., Sr. Unscd. Notes(a)	6.20	11/15/2034	180,000	176,308
IQVIA, Inc., Gtd. Notes(a)	5.00	5/15/2027	277,000	276,990
IQVIA, Inc., Gtd. Notes(a)	6.25	6/1/2032	294,000	305,996
IQVIA, Inc., Gtd. Notes(a)	6.50	5/15/2030	26,000	26,975
Jazz Securities DAC, Sr. Scd. Notes(a)	4.38	1/15/2029	110,000	107,746
Kedrion SpA, Sr. Scd. Notes(a)	6.50	9/1/2029	156,000	152,986
LifePoint Health, Inc., Gtd. Notes(a)	5.38	1/15/2029	144,000	139,473
LifePoint Health, Inc., Sr. Scd. Notes(a)	8.38	2/15/2032	295,000	318,625
LifePoint Health, Inc., Sr. Scd. Notes(a)	9.88	8/15/2030	322,000	347,776
LifePoint Health, Inc., Sr. Scd. Notes(a)	11.00	10/15/2030	663,000	730,895
LifePoint Health, Inc., Sr. Unscd. Notes(a)	10.00	6/1/2032	175,000	186,113
Medline Borrower LP, Sr. Scd. Notes(a)	3.88	4/1/2029	1,212,000	1,177,440
Medline Borrower LP, Sr. Unscd. Notes(a)	5.25	10/1/2029	385,000	383,390
Medline Borrower LP/Medline Co-Issuer, Inc., Sr. Scd. Notes(a)	6.25	4/1/2029	280,000	288,122
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	3.88	5/15/2032	67,000	60,463
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	4.38	6/15/2028	224,000	218,629
Molina Healthcare, Inc., Sr. Unscd. Notes(a)	6.25	1/15/2033	267,000	268,517
MPH Acquisition Holdings LLC, Sr. Scd. Notes(a)	5.75	12/31/2030	233,000	211,644
Option Care Health, Inc., Gtd. Notes(a)	4.38	10/31/2029	115,000	111,159
Organon & Co./Organon Foreign Debt Co-Issuer BV, Gtd. Notes(a)	7.88	5/15/2034	123,000	96,183
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes(a)	4.13	4/30/2028	510,000	484,864
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Unscd. Notes(a)	5.13	4/30/2031	343,000	263,351
Owens & Minor, Inc., Gtd. Notes(a),(b)	4.50	3/31/2029	44,000	33,639
Owens & Minor, Inc., Gtd. Notes(a),(b)	6.63	4/1/2030	86,000	65,459
Paradigm Parent LLC and Paradigm Parent Co-Issuer, Inc., Sr. Scd. Notes(a)	8.75	4/17/2032	243,000	230,760
Pediatrix Medical Group, Inc., Gtd. Notes(a)	5.38	2/15/2030	41,000	40,752
Prime Healthcare Services, Inc., Sr. Scd. Notes(a)	9.38	9/1/2029	279,000	293,586
Radiology Partners, Inc., Scd. Notes(a),(c)	9.78	2/15/2030	220,360	215,816
Radiology Partners, Inc., Sr. Scd. Notes(a)	8.50	7/15/2032	347,000	361,336
24

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Health Care — 6.5% (continued)
Sotera Health Holdings LLC, Sr. Scd. Notes(a)	7.38	6/1/2031	203,000	213,506
Star Parent, Inc., Sr. Scd. Notes(a)	9.00	10/1/2030	410,000	437,800
Surgery Center Holdings, Inc., Gtd. Notes(a)	7.25	4/15/2032	165,000	170,050
Team Health Holdings, Inc., Sr. Scd. Notes(a)	8.38	6/30/2028	147,000	148,651
Teleflex, Inc., Gtd. Notes(a)	4.25	6/1/2028	185,000	180,972
Teleflex, Inc., Gtd. Notes	4.63	11/15/2027	166,000	165,073
Tenet Healthcare Corp., Gtd. Notes	6.13	10/1/2028	541,000	541,630
Tenet Healthcare Corp., Scd. Notes	6.25	2/1/2027	220,000	220,359
Tenet Healthcare Corp., Sr. Scd. Notes	4.25	6/1/2029	248,000	242,172
Tenet Healthcare Corp., Sr. Scd. Notes	4.38	1/15/2030	329,000	321,109
Tenet Healthcare Corp., Sr. Scd. Notes	4.63	6/15/2028	180,000	179,268
Tenet Healthcare Corp., Sr. Scd. Notes	5.13	11/1/2027	308,000	307,938
Tenet Healthcare Corp., Sr. Scd. Notes	6.13	6/15/2030	353,000	359,468
Tenet Healthcare Corp., Sr. Scd. Notes	6.75	5/15/2031	344,000	356,883
Tenet Healthcare Corp., Sr. Unscd. Notes	6.88	11/15/2031	70,000	76,074
The Toledo Hospital, Scd. Bonds, Ser. B	5.33	11/15/2028	203,000	207,647
US Acute Care Solutions LLC, Sr. Scd. Notes(a)	9.75	5/15/2029	101,000	102,715
Varex Imaging Corp., Sr. Scd. Notes(a)	7.88	10/15/2027	225,000	229,508
				26,268,934
Industrial — 2.6%
AECOM, Gtd. Notes(a)	6.00	8/1/2033	272,000	279,353
Amsted Industries, Inc., Sr. Unscd. Bonds(a)	6.38	3/15/2033	152,000	157,239
Arcosa, Inc., Gtd. Notes(a)	4.38	4/15/2029	120,000	116,615
Arcosa, Inc., Gtd. Notes(a)	6.88	8/15/2032	433,000	452,287
Artera Services LLC, Sr. Scd. Notes(a)	8.50	2/15/2031	117,000	100,749
ASG Finance DAC, Gtd. Notes(a)	9.75	5/15/2029	267,000	256,976
ATS Corp., Gtd. Notes(a)	4.13	12/15/2028	32,000	30,863
Axon Enterprise, Inc., Sr. Unscd. Notes(a)	6.13	3/15/2030	244,000	251,541
Axon Enterprise, Inc., Sr. Unscd. Notes(a)	6.25	3/15/2033	216,000	224,010
Brand Industrial Services, Inc., Sr. Scd. Notes(a)	10.38	8/1/2030	279,000	268,488
Brundage-Bone Concrete Pumping Holdings, Inc., Sr. Scd. Notes(a)	7.50	2/1/2032	66,000	66,627
BWX Technologies, Inc., Gtd. Notes(a)	4.13	6/30/2028	110,000	107,511
BWX Technologies, Inc., Gtd. Notes(a)	4.13	4/15/2029	146,000	142,368
Calderys Financing LLC, Sr. Scd. Notes(a)	11.25	6/1/2028	145,000	153,360
Chart Industries, Inc., Gtd. Notes(a)	9.50	1/1/2031	75,000	80,207
Chart Industries, Inc., Sr. Scd. Notes(a)	7.50	1/1/2030	604,000	629,714
Clue Opco LLC, Sr. Scd. Notes(a)	9.50	10/15/2031	230,000	234,048
Dycom Industries, Inc., Gtd. Notes(a)	4.50	4/15/2029	160,000	156,687
Enpro, Inc., Gtd. Notes(a)	6.13	6/1/2033	173,000	177,457
Esab Corp., Gtd. Notes(a)	6.25	4/15/2029	171,000	175,032
FTAI Aviation Investors LLC, Gtd. Notes(a)	5.50	5/1/2028	429,000	429,130
FTAI Aviation Investors LLC, Gtd. Notes(a)	5.88	4/15/2033	183,000	184,557
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.00	5/1/2031	214,000	224,023
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.00	6/15/2032	267,000	279,873
FTAI Aviation Investors LLC, Gtd. Notes(a)	7.88	12/1/2030	116,000	123,223
Global Infrastructure Solutions, Inc., Gtd. Notes(a)	5.63	6/1/2029	330,000	330,039
Global Infrastructure Solutions, Inc., Sr. Unscd. Notes(a)	7.50	4/15/2032	327,000	342,433
GrafTech Finance, Inc., Scd. Notes(a)	4.63	12/23/2029	100,000	73,798
GrafTech Global Enterprises, Inc., Scd. Notes(a)	9.88	12/23/2029	107,000	94,502
Great Lakes Dredge & Dock Corp., Gtd. Notes(a)	5.25	6/1/2029	219,000	211,673
25

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Industrial — 2.6% (continued)
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, Sr. Scd. Notes(a)	9.00	2/15/2029	420,000	433,974
INNOVATE Corp., Sr. Scd. Notes(a),(c)	10.50	2/1/2027	69,000	60,815
Interface, Inc., Gtd. Notes(a)	5.50	12/1/2028	70,000	69,923
LSB Industries, Inc., Sr. Scd. Notes(a)	6.25	10/15/2028	88,000	86,932
Maxam Prill Sarl, Sr. Scd. Bonds(a)	7.75	7/15/2030	159,000	162,351
Maxim Crane Works Holdings Capital LLC, Scd. Notes(a)	11.50	9/1/2028	180,000	191,088
Mueller Water Products, Inc., Gtd. Notes(a)	4.00	6/15/2029	87,000	83,943
Pitney Bowes, Inc., Gtd. Notes(a)	6.88	3/15/2027	121,000	121,595
Pitney Bowes, Inc., Gtd. Notes(a)	7.25	3/15/2029	80,000	80,774
Railworks Holdings LP/Railworks Rally, Inc., Scd. Notes(a)	8.25	11/15/2028	60,000	60,199
SPX FLOW, Inc., Sr. Unscd. Notes(a)	8.75	4/1/2030	258,000	263,869
Steelcase, Inc., Sr. Unscd. Notes	5.13	1/18/2029	130,000	127,291
Stena International SA, Sr. Scd. Notes(a)	7.25	1/15/2031	200,000	203,809
Stena International SA, Sr. Scd. Notes(a)	7.63	2/15/2031	288,000	295,701
Terex Corp., Gtd. Notes(a)	5.00	5/15/2029	115,000	112,877
Terex Corp., Gtd. Notes(a)	6.25	10/15/2032	100,000	101,542
TK Elevator US Newco, Inc., Sr. Scd. Notes(a)	5.25	7/15/2027	681,000	680,096
TopBuild Corp., Gtd. Notes(a)	5.63	1/31/2034	155,000	155,591
Trinity Industries, Inc., Gtd. Notes(a)	7.75	7/15/2028	65,000	67,363
Tutor Perini Corp., Gtd. Notes(a)	11.88	4/30/2029	70,000	78,095
Vertiv Group Corp., Sr. Scd. Notes(a)	4.13	11/15/2028	98,000	96,551
Weekley Homes LLC/Weekley Finance Corp., Sr. Unscd. Notes(a)	4.88	9/15/2028	115,000	112,340
Xerox Corp., Scd. Notes(a),(b)	13.50	4/15/2031	98,000	94,786
Xerox Corp., Sr. Scd. Notes(a)	10.25	10/15/2030	111,000	113,492
Xerox Corp., Sr. Unscd. Notes	4.80	3/1/2035	51,000	15,486
Xerox Corp., Sr. Unscd. Notes(b)	6.75	12/15/2039	78,000	28,835
Xerox Holdings Corp., Gtd. Notes(a)	5.50	8/15/2028	148,000	71,020
Xerox Holdings Corp., Gtd. Notes(a)	8.88	11/30/2029	98,000	42,830
Zebra Technologies Corp., Gtd. Notes(a)	6.50	6/1/2032	125,000	129,629
				10,497,180
Information Technology — 2.7%
AthenaHealth Group, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2030	795,000	778,750
Capstone Borrower, Inc., Sr. Scd. Notes(a)	8.00	6/15/2030	251,000	256,297
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., Sr. Scd. Notes(a)	8.00	6/15/2029	108,000	90,636
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes(a)	7.25	6/15/2029	142,000	117,532
Cloud Software Group, Inc., Scd. Notes(a)	9.00	9/30/2029	1,787,000	1,847,725
Cloud Software Group, Inc., Sr. Scd. Notes(a)	6.50	3/31/2029	1,119,000	1,127,580
Cloud Software Group, Inc., Sr. Scd. Notes(a)	6.63	8/15/2033	258,000	258,692
Cloud Software Group, Inc., Sr. Scd. Notes(a)	8.25	6/30/2032	510,000	536,103
Consensus Cloud Solutions, Inc., Gtd. Notes(a)	6.00	10/15/2026	5,000	4,996
Consensus Cloud Solutions, Inc., Gtd. Notes(a)	6.50	10/15/2028	190,000	189,710
CoreLogic, Inc., Sr. Scd. Notes(a)	4.50	5/1/2028	264,000	254,827
CoreWeave, Inc., Gtd. Notes(a)	9.00	2/1/2031	635,000	637,127
CoreWeave, Inc., Gtd. Notes(a)	9.25	6/1/2030	664,000	669,513
Dye & Durham Ltd., Sr. Scd. Notes(a)	8.63	4/15/2029	120,000	113,500
Elastic NV, Sr. Unscd. Notes(a)	4.13	7/15/2029	224,000	216,150
Ellucian Holdings, Inc., Sr. Scd. Notes(a)	6.50	12/1/2029	240,000	243,130
Fair Isaac Corp., Sr. Unscd. Notes(a)	4.00	6/15/2028	64,000	62,558
Fair Isaac Corp., Sr. Unscd. Notes(a)	6.00	5/15/2033	326,000	332,865
Open Text Corp., Gtd. Notes(a)	3.88	2/15/2028	205,000	199,493
26

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Information Technology — 2.7% (continued)
Open Text Corp., Gtd. Notes(a)	3.88	12/1/2029	304,000	287,667
Open Text Holdings, Inc., Gtd. Notes(a)	4.13	2/15/2030	315,000	301,047
Open Text Holdings, Inc., Gtd. Notes(a)	4.13	12/1/2031	175,000	162,930
Pagaya US Holdings Co. LLC, Gtd. Notes(a)	8.88	8/1/2030	130,000	117,327
Playtika Holding Corp., Gtd. Notes(a)	4.25	3/15/2029	200,000	180,616
PTC, Inc., Gtd. Notes(a)	4.00	2/15/2028	146,000	143,669
Rackspace Finance LLC, Sr. Scd. Notes(a)	3.50	5/15/2028	107,000	42,781
RingCentral, Inc., Sr. Unscd. Notes(a)	8.50	8/15/2030	146,000	155,657
Rocket Software, Inc., Sr. Unscd. Notes(a)	6.50	2/15/2029	220,000	214,220
SS&C Technologies, Inc., Gtd. Notes(a)	5.50	9/30/2027	519,000	519,021
SS&C Technologies, Inc., Gtd. Notes(a)	6.50	6/1/2032	105,000	108,800
Twilio, Inc., Gtd. Notes	3.63	3/15/2029	147,000	141,296
Twilio, Inc., Gtd. Notes	3.88	3/15/2031	106,000	100,329
UKG, Inc., Sr. Scd. Notes(a)	6.88	2/1/2031	475,000	488,860
West Technology Group LLC, Scd. Notes(a)	8.50	4/10/2027	135,000	16,395
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., Gtd. Notes(a)	3.88	2/1/2029	109,000	102,792
				11,020,591
Insurance — 2.3%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Bonds(a)	6.75	7/1/2032	150,000	153,927
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(a)	4.25	2/15/2029	167,000	160,383
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes(a)	7.50	11/6/2030	314,000	325,084
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	6.00	8/1/2029	105,000	103,947
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	8.25	2/1/2029	337,000	351,224
Acrisure LLC/Acrisure Finance, Inc., Sr. Unscd. Notes(a)	8.50	6/15/2029	215,000	225,693
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	4.25	10/15/2027	96,000	94,526
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	6.50	10/1/2031	260,000	267,037
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	6.75	4/15/2028	336,000	341,974
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes(a)	7.00	1/15/2031	349,000	360,835
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(a)	5.88	11/1/2029	131,000	130,704
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(a)	6.75	10/15/2027	245,000	245,827
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes(a)	7.38	10/1/2032	200,000	206,709
American National Group, Inc., Jr. Sub. Notes	7.00	12/1/2055	150,000	153,327
AmWINS Group, Inc., Sr. Scd. Notes(a)	6.38	2/15/2029	110,000	112,110
AmWINS Group, Inc., Sr. Unscd. Notes(a)	4.88	6/30/2029	220,000	212,443
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., Sr. Unscd. Notes(a)	7.50	7/15/2033	100,000	103,074
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, Sr. Unscd. Notes(a)	7.88	11/1/2029	205,000	211,202
Ardonagh Finco Ltd., Sr. Scd. Notes(a)	7.75	2/15/2031	385,000	402,611
Ardonagh Group Finance Ltd., Sr. Unscd. Notes(a)	8.88	2/15/2032	489,000	510,003
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, Sr. Scd. Notes(a)	7.13	5/15/2031	159,000	163,256
Broadstreet Partners Group LLC, Sr. Unscd. Notes(a)	5.88	4/15/2029	186,000	185,223
Fidelis Insurance Holdings Ltd., Sub. Notes	7.75	6/15/2055	57,000	61,471
Genworth Holdings, Inc., Gtd. Notes	6.50	6/15/2034	100,000	103,083
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Scd. Notes(a)	7.25	2/15/2031	129,000	132,885
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, Sr. Unscd. Notes(a)	8.13	2/15/2032	230,000	237,322
HUB International Ltd., Sr. Scd. Notes(a)	7.25	6/15/2030	800,000	835,589
HUB International Ltd., Sr. Unscd. Notes(a)	5.63	12/1/2029	211,000	210,407
27

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Insurance — 2.3% (continued)
HUB International Ltd., Sr. Unscd. Notes(a)	7.38	1/31/2032	631,000	654,237
Jones Deslauriers Insurance Management, Inc., Sr. Scd. Notes(a)	8.50	3/15/2030	87,000	91,497
Jones Deslauriers Insurance Management, Inc., Sr. Unscd. Notes(a)	6.88	10/1/2033	118,000	116,951
Liberty Mutual Group, Inc., Gtd. Notes(a)	4.30	2/1/2061	82,000	52,532
Panther Escrow Issuer LLC, Sr. Scd. Notes(a)	7.13	6/1/2031	719,000	743,098
Ryan Specialty LLC, Sr. Scd. Notes(a)	4.38	2/1/2030	110,000	107,291
Ryan Specialty LLC, Sr. Scd. Notes(a)	5.88	8/1/2032	439,000	446,424
The Nassau Companies of New York, Sr. Unscd. Notes(a)	7.88	7/15/2030	164,000	167,360
USI, Inc., Sr. Unscd. Notes(a)	7.50	1/15/2032	238,000	246,601
Wilton RE Ltd., Sub. Notes(a),(e)	6.00	10/22/2030	210,000	208,044
				9,435,911
Internet Software & Services — 2.0%
ANGI Group LLC, Gtd. Notes(a)	3.88	8/15/2028	102,000	94,178
Arches Buyer, Inc., Sr. Scd. Notes(a)	4.25	6/1/2028	270,000	263,911
Arches Buyer, Inc., Sr. Unscd. Notes(a)	6.13	12/1/2028	257,000	250,984
Cablevision Lightpath LLC, Sr. Scd. Notes(a),(b)	3.88	9/15/2027	104,000	101,812
Cablevision Lightpath LLC, Sr. Unscd. Notes(a)	5.63	9/15/2028	130,000	128,195
Cars.com, Inc., Gtd. Notes(a)	6.38	11/1/2028	50,000	49,841
Cogent Communications Group LLC/Cogent Finance, Inc., Gtd. Notes(a)	7.00	6/15/2027	136,000	135,656
Cogent Communications Group LLC/Cogent Finance, Inc., Gtd. Notes(a)	7.00	6/15/2027	100,000	99,633
Cogent Communications Group LLC/Cogent Finance, Inc., Sr. Scd. Bonds(a),(b)	6.50	7/1/2032	97,000	92,712
Gen Digital, Inc., Gtd. Notes(a)	6.25	4/1/2033	214,000	220,154
Gen Digital, Inc., Gtd. Notes(a)	6.75	9/30/2027	432,000	438,811
Gen Digital, Inc., Gtd. Notes(a)	7.13	9/30/2030	200,000	206,400
Getty Images, Inc., Gtd. Notes(a)	9.75	3/1/2027	110,000	106,106
Getty Images, Inc., Sr. Scd. Bonds(a)	11.25	2/21/2030	103,000	102,239
Getty Images, Inc., Sr. Scd. Notes(a)	10.50	11/15/2030	132,000	133,095
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes(a)	3.50	3/1/2029	378,000	360,291
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes(a)	5.25	12/1/2027	194,000	193,868
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	5.00	5/1/2028	300,000	279,854
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	5.75	5/15/2028	211,000	201,389
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	8.75	5/1/2029	397,000	402,945
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a),(b)	9.00	8/1/2029	133,000	134,682
ION Platform Finance US, Inc./ION Platform Finance Sarl, Sr. Scd. Notes(a)	9.50	5/30/2029	455,000	464,733
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	3.63	10/1/2031	84,000	76,152
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	4.13	8/1/2030	235,000	221,410
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	4.63	6/1/2028	150,000	147,859
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	5.63	2/15/2029	208,000	207,417
Match Group Holdings II LLC, Sr. Unscd. Notes(a)	6.13	9/15/2033	353,000	356,092
Newfold Digital Holdings Group, Inc., Sr. Scd. Notes(a)	11.75	10/15/2028	145,000	95,673
Newfold Digital Holdings Group, Inc., Sr. Unscd. Notes(a)	6.00	2/15/2029	142,000	83,692
Rakuten Group, Inc., Sr. Unscd. Notes(a)	9.75	4/15/2029	558,000	625,197
Rakuten Group, Inc., Sr. Unscd. Notes(a)	11.25	2/15/2027	615,000	664,822
Rakuten Group, Inc., Sub. Bonds(a),(b),(e)	6.25	4/22/2031	196,000	189,378
Rakuten Group, Inc., Sub. Bonds(a),(e)	8.13	12/15/2029	241,000	251,316
Snap, Inc., Gtd. Notes(a)	6.88	3/1/2033	255,000	261,033
Wayfair LLC, Sr. Scd. Notes(a)	7.25	10/31/2029	183,000	189,245
Wayfair LLC, Sr. Scd. Notes(a)	7.75	9/15/2030	141,000	148,812
Ziff Davis, Inc., Gtd. Notes(a)	4.63	10/15/2030	124,000	116,677
				8,096,264
28

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Materials — 2.4%
Advanced Drainage Systems, Inc., Gtd. Notes(a)	5.00	9/30/2027	268,000	267,169
Advanced Drainage Systems, Inc., Gtd. Notes(a)	6.38	6/15/2030	209,000	212,812
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Gtd. Notes(a)	8.63	6/15/2029	302,000	319,624
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(a)	3.25	9/1/2028	81,000	77,321
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Scd. Notes(a)	6.00	6/15/2027	512,000	512,946
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unscd. Notes(a)	4.00	9/1/2029	310,000	289,336
Ball Corp., Gtd. Notes	2.88	8/15/2030	64,000	58,525
Ball Corp., Gtd. Notes	5.50	9/15/2033	231,000	233,669
Ball Corp., Gtd. Notes	6.88	3/15/2028	129,000	131,243
Cascades, Inc./Cascades USA, Inc., Gtd. Notes(a)	5.38	1/15/2028	240,000	239,283
Cascades, Inc./Cascades USA, Inc., Sr. Unscd. Notes(a)	6.75	7/15/2030	325,000	332,350
Clearwater Paper Corp., Gtd. Notes(a)	4.75	8/15/2028	75,000	70,413
Clydesdale Acquisition Holdings, Inc., Gtd. Notes(a)	8.75	4/15/2030	577,000	578,493
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.63	4/15/2029	158,000	158,650
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.75	4/15/2032	460,000	461,529
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes(a)	6.88	1/15/2030	151,000	152,696
Conuma Resources Ltd., Sr. Scd. Notes(a)	13.13	5/1/2028	66,000	65,411
Conuma Resources Ltd., Sr. Scd. Notes(a)	13.13	5/1/2028	50,000	49,686
Coronado Finance Pty Ltd., Sr. Scd. Notes(a),(b)	9.25	10/1/2029	150,000	138,559
Crown Americas LLC, Gtd. Notes(a)	5.88	6/1/2033	233,000	236,412
Crown Cork & Seal Co., Inc., Gtd. Debs.	7.38	12/15/2026	90,000	92,450
Graham Packaging Co., Inc., Gtd. Notes(a)	7.13	8/15/2028	267,000	265,930
Iris Holdings, Inc., Sr. Unscd. Notes(a)	10.00	12/15/2028	126,000	109,182
LABL, Inc., Sr. Scd. Notes(a)	5.88	11/1/2028	101,000	72,818
LABL, Inc., Sr. Scd. Notes(a)	8.63	10/1/2031	262,000	168,763
LABL, Inc., Sr. Scd. Notes(a)	9.50	11/1/2028	54,000	40,309
LABL, Inc., Sr. Unscd. Notes(a)	8.25	11/1/2029	92,000	44,815
LABL, Inc., Sr. Unscd. Notes(a)	10.50	7/15/2027	170,000	110,945
Mauser Packaging Solutions Holding Co., Scd. Notes(a)	9.25	4/15/2027	470,000	464,319
Mauser Packaging Solutions Holding Co., Sr. Scd. Bonds(a)	7.88	4/15/2027	1,220,000	1,223,868
OI European Group BV, Gtd. Notes(a)	4.75	2/15/2030	30,000	28,302
Owens-Brockway Glass Container, Inc., Gtd. Notes(a)	7.25	5/15/2031	65,000	63,708
Owens-Brockway Glass Container, Inc., Gtd. Notes(a),(b)	7.38	6/1/2032	55,000	53,798
Park-Ohio Industries, Inc., Sr. Scd. Notes(a)	8.50	8/1/2030	34,000	34,677
Sealed Air Corp., Gtd. Notes(a)	4.00	12/1/2027	143,000	140,874
Sealed Air Corp., Gtd. Notes(a)	5.00	4/15/2029	135,000	134,050
Sealed Air Corp., Gtd. Notes(a)	6.50	7/15/2032	30,000	31,040
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes(a)	6.13	2/1/2028	105,000	106,246
Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes(a)	7.25	2/15/2031	80,000	83,831
Silgan Holdings, Inc., Gtd. Notes	4.13	2/1/2028	93,000	91,218
SunCoke Energy, Inc., Sr. Scd. Notes(a)	4.88	6/30/2029	268,000	250,295
TMS International Corp., Sr. Unscd. Notes(a)	6.25	4/15/2029	162,000	159,639
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC, Sr. Scd. Notes(a)	9.50	5/15/2030	370,000	346,953
Trident TPI Holdings, Inc., Gtd. Notes(a)	12.75	12/31/2028	226,000	241,305
TriMas Corp., Gtd. Notes(a)	4.13	4/15/2029	112,000	108,304
Trivium Packaging Finance BV, Scd. Bonds(a)	12.25	1/15/2031	182,000	190,267
Trivium Packaging Finance BV, Sr. Scd. Bonds(a)	8.25	7/15/2030	162,000	167,735
29

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Materials — 2.4% (continued)
Vallourec SACA, Sr. Unscd. Notes(a)	7.50	4/15/2032	202,000	214,720
Warrior Met Coal, Inc., Sr. Scd. Notes(a)	7.88	12/1/2028	100,000	101,854
				9,728,342
Media — 6.8%
AMC Networks, Inc., Gtd. Notes(b)	4.25	2/15/2029	91,000	78,195
AMC Networks, Inc., Sr. Scd. Notes(a)	10.25	1/15/2029	70,000	73,514
Beasley Mezzanine Holdings LLC, Scd. Notes(a)	9.20	8/1/2028	60,000	22,797
Belo Corp., Gtd. Debs.	7.25	9/15/2027	305,000	317,955
Belo Corp., Gtd. Debs.	7.75	6/1/2027	258,000	269,204
Block Communications, Inc., Gtd. Notes(a)	4.88	3/1/2028	95,000	89,220
Cable One, Inc., Gtd. Notes(a),(b)	4.00	11/15/2030	61,000	48,200
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.25	2/1/2031	882,000	799,123
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.25	1/15/2034	559,000	469,613
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.50	8/15/2030	760,000	711,025
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes	4.50	5/1/2032	795,000	707,321
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.50	6/1/2033	411,000	356,818
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.75	3/1/2030	831,000	788,811
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	4.75	2/1/2032	285,000	257,998
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	5.00	2/1/2028	548,000	542,475
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	5.13	5/1/2027	766,000	761,635
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	5.38	6/1/2029	345,000	341,013
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	6.38	9/1/2029	346,000	349,337
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(a)	7.38	3/1/2031	363,000	368,613
CSC Holdings LLC, Gtd. Notes(a)	3.38	2/15/2031	220,000	133,061
CSC Holdings LLC, Gtd. Notes(a)	4.13	12/1/2030	235,000	144,761
CSC Holdings LLC, Gtd. Notes(a)	4.50	11/15/2031	340,000	208,383
CSC Holdings LLC, Gtd. Notes(a)	5.38	2/1/2028	202,000	167,394
CSC Holdings LLC, Gtd. Notes(a)	5.50	4/15/2027	266,000	247,380
CSC Holdings LLC, Gtd. Notes(a)	6.50	2/1/2029	361,000	248,229
CSC Holdings LLC, Gtd. Notes(a)	11.25	5/15/2028	200,000	175,199
CSC Holdings LLC, Gtd. Notes(a)	11.75	1/31/2029	419,000	330,343
CSC Holdings LLC, Sr. Unscd. Notes(a)	4.63	12/1/2030	482,000	171,693
CSC Holdings LLC, Sr. Unscd. Notes(a)	5.00	11/15/2031	100,000	35,005
CSC Holdings LLC, Sr. Unscd. Notes(a)	5.75	1/15/2030	434,000	162,754
CSC Holdings LLC, Sr. Unscd. Notes(a)	7.50	4/1/2028	195,000	133,230
Cumulus Media New Holdings, Inc., Sr. Scd. Notes(a)	8.00	7/1/2029	78,000	21,897
Directv Financing LLC, Sr. Scd. Notes(a)	8.88	2/1/2030	133,000	132,321
Directv Financing LLC, Sr. Scd. Notes(a)	8.88	2/1/2030	506,000	503,337
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(a)	5.88	8/15/2027	616,000	615,605
Directv Financing LLC/Directv Financing Co-Obligor, Inc., Sr. Scd. Notes(a)	10.00	2/15/2031	783,000	782,984
Discovery Communications LLC, Gtd. Notes	3.63	5/15/2030	217,000	201,257
Discovery Communications LLC, Gtd. Notes	3.95	3/20/2028	253,000	248,175
Discovery Communications LLC, Gtd. Notes	4.13	5/15/2029	139,000	134,615
Discovery Communications LLC, Gtd. Notes	5.00	9/20/2037	110,000	93,566
Discovery Communications LLC, Gtd. Notes	6.35	6/1/2040	128,000	115,396
DISH DBS Corp., Gtd. Notes	5.13	6/1/2029	445,000	384,298
DISH DBS Corp., Gtd. Notes	7.38	7/1/2028	291,000	271,865
DISH DBS Corp., Sr. Scd. Bonds(a)	5.25	12/1/2026	772,000	759,594
DISH DBS Corp., Sr. Scd. Notes(a)	5.75	12/1/2028	735,000	705,449
DISH Network Corp., Sr. Scd. Notes(a)	11.75	11/15/2027	882,000	928,089
30

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Media — 6.8% (continued)
Gray Media, Inc., Gtd. Notes(a)	4.75	10/15/2030	240,000	170,544
Gray Media, Inc., Gtd. Notes(a)	5.38	11/15/2031	262,000	182,230
Gray Media, Inc., Scd. Notes(a)	9.63	7/15/2032	186,000	186,919
Gray Media, Inc., Sr. Scd. Notes(a)	7.25	8/15/2033	191,000	187,224
Gray Media, Inc., Sr. Scd. Notes(a)	10.50	7/15/2029	230,000	247,716
iHeartCommunications, Inc., Scd. Notes(a)	10.88	5/1/2030	203,000	146,250
iHeartCommunications, Inc., Sr. Scd. Notes(a)	4.75	1/15/2028	75,000	68,250
iHeartCommunications, Inc., Sr. Scd. Notes(a)	7.00	1/15/2031	55,000	43,750
iHeartCommunications, Inc., Sr. Scd. Notes(a)	7.75	8/15/2030	224,100	188,151
iHeartCommunications, Inc., Sr. Scd. Notes(a)	9.13	5/1/2029	240,500	221,757
LCPR Senior Secured Financing DAC, Sr. Scd. Notes(a)	5.13	7/15/2029	187,000	112,945
LCPR Senior Secured Financing DAC, Sr. Scd. Notes(a)	6.75	10/15/2027	391,000	244,411
McGraw-Hill Education, Inc., Sr. Scd. Notes(a)	5.75	8/1/2028	134,000	133,741
McGraw-Hill Education, Inc., Sr. Scd. Notes(a)	7.38	9/1/2031	124,000	127,233
McGraw-Hill Education, Inc., Sr. Unscd. Notes(a)	8.00	8/1/2029	246,000	248,054
Midcontinent Communications, Sr. Unscd. Bonds(a)	8.00	8/15/2032	166,000	169,234
Nexstar Media, Inc., Gtd. Notes(a)	4.75	11/1/2028	407,000	400,554
Nexstar Media, Inc., Gtd. Notes(a)	5.63	7/15/2027	474,000	473,629
Paramount Global, Gtd. Notes	6.25	2/28/2057	335,000	327,484
Paramount Global, Gtd. Notes	6.38	3/30/2062	731,000	720,647
Scripps Escrow II, Inc., Sr. Scd. Notes(a)	3.88	1/15/2029	56,000	50,616
Scripps Escrow II, Inc., Sr. Unscd. Notes(a)	5.38	1/15/2031	153,000	106,410
Sinclair Television Group, Inc., Gtd. Notes(a)	5.50	3/1/2030	101,000	85,772
Sinclair Television Group, Inc., Scd. Notes(a)	9.75	2/15/2033	90,000	98,561
Sinclair Television Group, Inc., Sr. Scd. Bonds(a)	8.13	2/15/2033	250,000	255,068
Sinclair Television Group, Inc., Sr. Scd. Notes(a)	4.38	12/31/2032	119,000	87,173
Sirius XM Radio LLC, Gtd. Notes(a),(b)	3.88	9/1/2031	262,000	237,755
Sirius XM Radio LLC, Gtd. Notes(a)	4.00	7/15/2028	453,000	440,376
Sirius XM Radio LLC, Gtd. Notes(a)	4.13	7/1/2030	176,000	165,724
Sirius XM Radio LLC, Gtd. Notes(a)	5.00	8/1/2027	481,000	480,355
Sirius XM Radio LLC, Gtd. Notes(a)	5.50	7/1/2029	203,000	203,211
Sunrise FinCo I BV, Sr. Scd. Notes(a)	4.88	7/15/2031	298,000	284,499
TEGNA, Inc., Gtd. Notes	4.63	3/15/2028	270,000	267,220
TEGNA, Inc., Gtd. Notes(b)	5.00	9/15/2029	300,000	297,453
Telenet Finance Luxembourg Notes Sarl, Sr. Scd. Notes(a)	5.50	3/1/2028	400,000	396,732
The EW Scripps Company, Scd. Notes(a)	9.88	8/15/2030	242,000	229,598
Univision Communications, Inc., Sr. Scd. Notes(a)	4.50	5/1/2029	416,000	391,096
Univision Communications, Inc., Sr. Scd. Notes(a)	7.38	6/30/2030	103,000	103,468
Univision Communications, Inc., Sr. Scd. Notes(a)	8.00	8/15/2028	590,000	607,701
Univision Communications, Inc., Sr. Scd. Notes(a)	8.50	7/31/2031	454,000	465,049
Univision Communications, Inc., Sr. Scd. Notes(a)	9.38	8/1/2032	454,000	479,169
Urban One, Inc., Sr. Scd. Notes(a)	7.38	2/1/2028	92,000	46,828
Versant Media Group, Inc., Sr. Scd. Bonds(a)	7.25	1/30/2031	236,000	240,930
Virgin Media Finance PLC, Gtd. Notes(a)	5.00	7/15/2030	162,000	144,546
Virgin Media Secured Finance PLC, Sr. Scd. Notes(a)	4.50	8/15/2030	284,000	263,999
Virgin Media Secured Finance PLC, Sr. Scd. Notes(a)	5.50	5/15/2029	464,000	455,254
Virgin Media Vendor Financing Notes IV DAC, Sr. Unscd. Notes(a)	5.00	7/15/2028	128,000	125,251
VZ Secured Financing BV, Sr. Scd. Bonds(a)	5.00	1/15/2032	250,000	227,341
VZ Secured Financing BV, Sr. Scd. Notes(a)	7.50	1/15/2033	125,000	127,520
31

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Media — 6.8% (continued)
Ziggo Bond Co. BV, Gtd. Notes(a)	5.13	2/28/2030	48,000	42,380
Ziggo BV, Sr. Scd. Notes(a)	4.88	1/15/2030	233,000	219,821
				27,636,346
Metals & Mining — 1.7%
Alcoa Nederland Holding BV, Gtd. Notes(a)	4.13	3/31/2029	45,000	43,789
Alcoa Nederland Holding BV, Gtd. Notes(a)	7.13	3/15/2031	220,000	232,677
Algoma Steel, Inc., Scd. Notes(a)	9.13	4/15/2029	25,000	20,486
Alumina Pty Ltd., Gtd. Bonds(a)	6.38	9/15/2032	150,000	155,192
Alumina Pty Ltd., Gtd. Notes(a)	6.13	3/15/2030	125,000	128,148
Arsenal AIC Parent LLC, Sr. Scd. Notes(a)	8.00	10/1/2030	219,000	232,722
Arsenal AIC Parent LLC, Unscd. Notes(a)	11.50	10/1/2031	175,000	194,490
Big River Steel LLC/BRS Finance Corp., Sr. Scd. Notes(a)	6.63	1/31/2029	196,000	196,298
Capstone Copper Corp., Gtd. Notes(a)	6.75	3/31/2033	255,000	264,024
Carpenter Technology Corp., Sr. Unscd. Notes	6.38	7/15/2028	105,000	105,315
Carpenter Technology Corp., Sr. Unscd. Notes	7.63	3/15/2030	175,000	180,349
Century Aluminum Co., Sr. Scd. Notes(a)	6.88	8/1/2032	90,000	92,384
Champion Iron Canada, Inc., Gtd. Notes(a)	7.88	7/15/2032	419,000	439,111
Cleveland-Cliffs, Inc., Gtd. Notes(a)	4.88	3/1/2031	91,000	85,889
Cleveland-Cliffs, Inc., Gtd. Notes(a)	6.75	4/15/2030	103,000	105,303
Cleveland-Cliffs, Inc., Gtd. Notes(a)	6.88	11/1/2029	120,000	123,303
Cleveland-Cliffs, Inc., Gtd. Notes(a),(b)	7.00	3/15/2032	188,000	192,221
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.38	5/1/2033	121,000	125,171
Cleveland-Cliffs, Inc., Gtd. Notes(a)	7.50	9/15/2031	120,000	125,729
Cleveland-Cliffs, Inc., Sr. Unscd. Notes(a)	7.63	1/15/2034	108,000	112,246
Coeur Mining, Inc., Gtd. Notes(a)	5.13	2/15/2029	25,000	24,742
Compass Minerals International, Inc., Sr. Unscd. Notes(a)	8.00	7/1/2030	213,000	221,697
Constellium SE, Gtd. Notes(a)	3.75	4/15/2029	94,000	89,756
Fortescue Treasury Pty Ltd., Gtd. Notes(a)	4.38	4/1/2031	136,000	131,700
Hecla Mining Co., Gtd. Notes	7.25	2/15/2028	32,000	32,217
Infrabuild Australia Pty Ltd., Sr. Scd. Notes(a)	14.50	11/15/2028	222,000	238,442
JW Aluminum Continuous Cast Co., Sr. Scd. Notes(a)	10.25	4/1/2030	121,000	124,275
Kaiser Aluminum Corp., Gtd. Notes(a)	4.50	6/1/2031	197,000	188,042
Kaiser Aluminum Corp., Gtd. Notes(a)	4.63	3/1/2028	92,000	92,000
Kaiser Aluminum Corp., Sr. Unscd. Notes(a)	5.88	3/1/2034	64,000	63,831
Mineral Resources Ltd., Sr. Unscd. Notes(a)	7.00	4/1/2031	194,000	200,883
Mineral Resources Ltd., Sr. Unscd. Notes(a)	8.00	11/1/2027	141,000	143,818
Mineral Resources Ltd., Sr. Unscd. Notes(a)	8.50	5/1/2030	154,000	160,254
Mineral Resources Ltd., Sr. Unscd. Notes(a)	9.25	10/1/2028	466,000	488,711
New Gold, Inc., Sr. Unscd. Bonds(a)	6.88	4/1/2032	130,000	135,721
Novelis Corp., Gtd. Notes(a)	3.88	8/15/2031	221,000	202,462
Novelis Corp., Gtd. Notes(a)	4.75	1/30/2030	431,000	416,079
Novelis Corp., Gtd. Notes(a)	6.38	8/15/2033	247,000	250,446
Novelis Corp., Gtd. Notes(a)	6.88	1/30/2030	121,000	125,598
Taseko Mines Ltd., Sr. Scd. Notes(a)	8.25	5/1/2030	43,000	45,482
United States Steel Corp., Sr. Unscd. Bonds	6.65	6/1/2037	144,000	150,208
United States Steel Corp., Sr. Unscd. Notes	6.88	3/1/2029	158,000	159,065
				6,840,276
Real Estate — 4.3%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp., Scd. Notes(a)	7.00	4/15/2030	104,000	104,844
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp., Gtd. Notes(a)	5.25	4/15/2030	252,000	231,059
32

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Real Estate — 4.3% (continued)
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Gtd. Notes(a)	5.75	1/15/2029	143,000	136,847
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., Scd. Notes(a)	9.75	4/15/2030	150,000	163,279
Apollo Commercial Real Estate Finance, Inc., Sr. Scd. Notes(a)	4.63	6/15/2029	54,000	51,963
Arbor Realty SR, Inc., Gtd. Notes, Ser. QIB(a)	5.00	12/30/2028	252,000	237,025
Arbor Realty SR, Inc., Gtd. Notes, Ser. QIB(a)	8.50	10/15/2027	214,000	219,883
Arbor Realty SR, Inc., Sr. Unscd. Notes(a)	7.88	7/15/2030	318,000	323,468
Arbor Realty Trust, Inc., Sr. Unscd. Notes(a)	4.50	3/15/2027	262,000	254,029
Blackstone Mortgage Trust, Inc., Sr. Scd. Notes(a)	3.75	1/15/2027	127,000	124,420
Blackstone Mortgage Trust, Inc., Sr. Scd. Notes(a)	7.75	12/1/2029	121,000	127,433
Brandywine Operating Partnership LP, Gtd. Notes	3.95	11/15/2027	24,000	23,628
Brandywine Operating Partnership LP, Gtd. Notes	4.55	10/1/2029	121,000	116,239
Brandywine Operating Partnership LP, Gtd. Notes	6.13	1/15/2031	127,000	127,618
Brandywine Operating Partnership LP, Gtd. Notes	8.30	3/15/2028	140,000	149,599
Brandywine Operating Partnership LP, Gtd. Notes	8.88	4/12/2029	165,000	179,353
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, Sr. Scd. Notes(a)	4.50	4/1/2027	234,000	230,421
Cushman & Wakefield US Borrower LLC, Sr. Scd. Notes(a)	6.75	5/15/2028	335,000	337,333
Cushman & Wakefield US Borrower LLC, Sr. Scd. Notes(a)	8.88	9/1/2031	73,000	78,172
Diversified Healthcare Trust, Gtd. Notes	4.38	3/1/2031	185,000	162,384
Diversified Healthcare Trust, Sr. Scd. Notes(a)	7.25	10/15/2030	125,000	126,250
Diversified Healthcare Trust, Sr. Unscd. Notes	4.75	2/15/2028	107,000	101,992
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non- MTM, Gtd. Notes(a)	7.38	9/30/2030	56,000	56,212
Five Point Operating Co. LP, Gtd. Notes(a)	8.00	10/1/2030	155,000	158,559
Hudson Pacific Properties LP, Gtd. Notes(b)	3.25	1/15/2030	145,000	124,067
Hudson Pacific Properties LP, Gtd. Notes	3.95	11/1/2027	232,000	222,150
Hudson Pacific Properties LP, Gtd. Notes(b)	4.65	4/1/2029	170,000	156,635
Hudson Pacific Properties LP, Gtd. Notes	5.95	2/15/2028	146,000	142,703
Hunt Cos., Inc., Sr. Scd. Notes(a)	5.25	4/15/2029	250,000	243,251
Iron Mountain Information Management Services, Inc., Gtd. Notes(a)	5.00	7/15/2032	281,000	271,876
Iron Mountain, Inc., Gtd. Notes(a)	4.50	2/15/2031	565,000	542,788
Iron Mountain, Inc., Gtd. Notes(a)	4.88	9/15/2027	233,000	232,303
Iron Mountain, Inc., Gtd. Notes(a)	4.88	9/15/2029	310,000	305,929
Iron Mountain, Inc., Gtd. Notes(a)	5.00	7/15/2028	151,000	150,076
Iron Mountain, Inc., Gtd. Notes(a)	5.25	3/15/2028	246,000	245,856
Iron Mountain, Inc., Gtd. Notes(a)	5.25	7/15/2030	606,000	603,492
Iron Mountain, Inc., Gtd. Notes(a)	5.63	7/15/2032	279,000	279,121
Iron Mountain, Inc., Gtd. Notes(a)	6.25	1/15/2033	407,000	416,865
Iron Mountain, Inc., Gtd. Notes(a)	7.00	2/15/2029	266,000	274,097
Kennedy-Wilson, Inc., Gtd. Notes	4.75	3/1/2029	114,000	107,696
Kennedy-Wilson, Inc., Gtd. Notes	4.75	2/1/2030	216,000	199,395
Kennedy-Wilson, Inc., Gtd. Notes(b)	5.00	3/1/2031	81,000	74,769
Millrose Properties, Inc., Gtd. Notes(a)	6.25	9/15/2032	269,000	270,284
Millrose Properties, Inc., Gtd. Notes(a)	6.38	8/1/2030	330,000	334,695
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.50	3/15/2031	298,000	211,414
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	4.63	8/1/2029	179,000	146,489
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.00	10/15/2027	251,000	241,504
MPT Operating Partnership LP/MPT Finance Corp., Sr. Scd. Notes(a)	8.50	2/15/2032	480,000	504,429
Office Properties Income Trust, Sr. Scd. Notes(a),(d)	3.25	3/15/2027	87,358	68,185
Office Properties Income Trust, Sr. Scd. Notes(a),(d)	9.00	3/31/2029	81,000	82,716
33

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Real Estate — 4.3% (continued)
Office Properties Income Trust, Sr. Scd. Notes(a),(d)	9.00	9/30/2029	127,000	91,829
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Gtd. Notes(a)	7.00	2/1/2030	130,000	133,215
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Sr. Scd. Notes(a)	4.88	5/15/2029	324,000	314,808
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co- Issuer, Sr. Scd. Notes(a)	5.88	10/1/2028	14,000	13,980
Pebblebrook Hotel LP/PEB Finance Corp., Gtd. Notes(a)	6.38	10/15/2029	105,000	106,058
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	4.50	2/15/2029	205,000	201,633
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	4.75	10/15/2027	313,000	312,143
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	6.50	4/1/2032	349,000	358,926
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	6.50	6/15/2033	175,000	180,701
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	7.25	7/15/2028	130,000	134,052
Rithm Capital Corp., Sr. Unscd. Notes(a)	8.00	4/1/2029	272,000	277,676
Rithm Capital Corp., Sr. Unscd. Notes(a)	8.00	7/15/2030	98,000	99,352
RLJ Lodging Trust LP, Sr. Scd. Notes(a)	4.00	9/15/2029	104,000	97,837
SBA Communications Corp., Sr. Unscd. Notes	3.13	2/1/2029	400,000	378,093
SBA Communications Corp., Sr. Unscd. Notes	3.88	2/15/2027	378,000	373,722
Service Properties Trust, Gtd. Notes	5.50	12/15/2027	135,000	131,649
Service Properties Trust, Gtd. Notes	8.38	6/15/2029	175,000	174,127
Service Properties Trust, Gtd. Notes	8.88	6/15/2032	105,000	103,477
Service Properties Trust, Sr. Scd. Notes(a),(f)	0.00	9/30/2027	76,000	67,087
Service Properties Trust, Sr. Scd. Notes(a)	8.63	11/15/2031	235,000	247,761
Service Properties Trust, Sr. Unscd. Notes	3.95	1/15/2028	80,000	74,282
Service Properties Trust, Sr. Unscd. Notes	4.38	2/15/2030	78,000	65,605
Service Properties Trust, Sr. Unscd. Notes	4.95	2/15/2027	19,000	18,951
Service Properties Trust, Sr. Unscd. Notes	4.95	10/1/2029	85,000	73,439
Starwood Property Trust, Inc., Gtd. Notes(a)	5.25	10/15/2028	144,000	144,599
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	4.38	1/15/2027	103,000	102,136
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	5.75	1/15/2031	118,000	119,743
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.00	4/15/2030	157,000	160,376
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.50	7/1/2030	137,000	142,587
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	6.50	10/15/2030	146,000	152,024
Starwood Property Trust, Inc., Sr. Unscd. Notes(a)	7.25	4/1/2029	210,000	221,159
The Howard Hughes Corp., Gtd. Notes(a)	4.13	2/1/2029	410,000	394,060
The Howard Hughes Corp., Gtd. Notes(a)	4.38	2/1/2031	379,000	356,428
The Howard Hughes Corp., Gtd. Notes(a)	5.38	8/1/2028	454,000	453,439
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, Gtd. Notes(a)	6.00	1/15/2030	146,000	130,900
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(a)	6.50	2/15/2029	337,000	315,229
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes(a)	8.63	6/15/2032	131,000	122,585
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Sr. Scd. Notes(a)	4.75	4/15/2028	114,000	111,391
XHR LP, Gtd. Notes(a)	6.63	5/15/2030	193,000	197,131
XHR LP, Sr. Scd. Notes(a)	4.88	6/1/2029	90,000	87,974
				17,516,959
Retailing — 4.6%
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(a)	4.00	10/15/2030	635,000	600,438
1011778 BC ULC/New Red Finance, Inc., Scd. Notes(a)	4.38	1/15/2028	225,000	222,132
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes(a)	3.50	2/15/2029	50,000	48,152
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes(a)	3.88	1/15/2028	389,000	381,954
1011778 BC ULC/New Red Finance, Inc., Sr. Scd. Notes(a)	6.13	6/15/2029	128,000	131,517
Academy Ltd., Sr. Scd. Notes(a)	6.00	11/15/2027	192,000	192,288
34

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Retailing — 4.6% (continued)
Advance Auto Parts, Inc., Gtd. Notes	3.90	4/15/2030	40,000	36,768
Advance Auto Parts, Inc., Gtd. Notes(a)	7.00	8/1/2030	357,000	361,309
Advance Auto Parts, Inc., Gtd. Notes(a)	7.38	8/1/2033	240,000	242,963
Arko Corp., Gtd. Notes(a)	5.13	11/15/2029	83,000	69,552
Asbury Automotive Group, Inc., Gtd. Notes	4.50	3/1/2028	71,000	70,355
Asbury Automotive Group, Inc., Gtd. Notes(a)	4.63	11/15/2029	246,000	238,917
Asbury Automotive Group, Inc., Gtd. Notes	4.75	3/1/2030	124,000	121,115
Asbury Automotive Group, Inc., Gtd. Notes(a)	5.00	2/15/2032	57,000	54,847
Bath & Body Works, Inc., Gtd. Notes	5.25	2/1/2028	50,000	50,270
Bath & Body Works, Inc., Gtd. Notes(a)	6.63	10/1/2030	123,000	126,215
Bath & Body Works, Inc., Gtd. Notes	6.75	7/1/2036	96,000	99,348
Bath & Body Works, Inc., Gtd. Notes	6.88	11/1/2035	138,000	144,217
Bath & Body Works, Inc., Gtd. Notes	7.50	6/15/2029	30,000	30,727
Bath & Body Works, Inc., Sr. Unscd. Debs.	6.95	3/1/2033	105,000	108,732
Bath & Body Works, Inc., Sr. Unscd. Notes	7.60	7/15/2037	66,000	68,829
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc., Sr. Scd. Notes(a)	9.50	7/1/2032	169,000	170,493
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, Gtd. Notes(a),(b)	5.13	4/15/2029	43,000	38,034
BlueLinx Holdings, Inc., Sr. Scd. Notes(a)	6.00	11/15/2029	140,000	137,498
Brinker International, Inc., Gtd. Notes(a)	8.25	7/15/2030	149,000	157,919
Carvana Co., Sr. Scd. Notes(a),(c)	9.00	6/1/2030	799,550	835,545
Carvana Co., Sr. Scd. Notes(a),(c)	9.00	6/1/2031	557,672	621,007
EG Global Finance PLC, Sr. Scd. Notes(a)	12.00	11/30/2028	330,000	361,560
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes(a)	9.25	1/15/2031	58,000	58,575
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unscd. Notes(a)	5.88	4/1/2029	150,000	142,522
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Gtd. Notes(a)	6.75	1/15/2030	247,000	228,969
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes(a)	4.63	1/15/2029	246,000	235,301
FirstCash, Inc., Gtd. Notes(a)	6.88	3/1/2032	183,000	190,045
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	8.38	1/15/2029	85,000	80,761
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	8.75	1/15/2032	97,000	91,836
Global Auto Holdings Ltd./AAG FH UK Ltd., Sr. Unscd. Notes(a)	11.50	8/15/2029	112,000	115,708
GPS Hospitality Holding Co. LLC/GPS Finco, Inc., Sr. Scd. Notes(a)	7.00	8/15/2028	119,000	65,787
Group 1 Automotive, Inc., Gtd. Notes(a)	4.00	8/15/2028	54,000	52,399
Group 1 Automotive, Inc., Gtd. Notes(a)	6.38	1/15/2030	144,000	147,089
Ken Garff Automotive LLC, Sr. Unscd. Notes(a)	4.88	9/15/2028	102,000	100,058
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes(a)	4.75	6/1/2027	381,000	380,362
Kohl’s Corp., Sr. Scd. Notes(a)	10.00	6/1/2030	128,000	139,022
Kohl’s Corp., Sr. Unscd. Notes	5.13	5/1/2031	101,000	78,811
Kohl’s Corp., Sr. Unscd. Notes	5.55	7/17/2045	80,000	51,907
LBM Acquisition LLC, Gtd. Notes(a)	6.25	1/15/2029	144,000	131,385
LBM Acquisition LLC, Sr. Scd. Notes(a)	9.50	6/15/2031	340,000	355,871
LCM Investments Holdings II LLC, Sr. Unscd. Notes(a)	4.88	5/1/2029	213,000	207,497
LCM Investments Holdings II LLC, Sr. Unscd. Notes(a)	8.25	8/1/2031	37,000	38,924
Liberty Interactive LLC, Sr. Unscd. Debs.	8.25	2/1/2030	153,000	12,406
Lithia Motors, Inc., Gtd. Notes(a)	5.50	10/1/2030	255,000	255,501
Lithia Motors, Inc., Sr. Unscd. Notes(a)	3.88	6/1/2029	148,000	141,394
Macy’s Retail Holdings LLC, Gtd. Notes	4.30	2/15/2043	65,000	46,852
Macy’s Retail Holdings LLC, Gtd. Notes	5.13	1/15/2042	40,000	32,326
Macy’s Retail Holdings LLC, Gtd. Notes(a)	6.13	3/15/2032	110,000	110,486
Macy’s Retail Holdings LLC, Gtd. Notes	6.38	3/15/2037	25,000	23,285
35

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Retailing — 4.6% (continued)
Macy’s Retail Holdings LLC, Gtd. Notes(a)	6.70	7/15/2034	200,000	187,983
Macy’s Retail Holdings LLC, Gtd. Notes(a)	7.38	8/1/2033	268,000	282,480
Murphy Oil USA, Inc., Gtd. Notes	5.63	5/1/2027	82,000	82,033
Nordstrom, Inc., Sr. Scd. Notes	4.00	3/15/2027	160,000	157,674
Nordstrom, Inc., Sr. Scd. Notes	4.25	8/1/2031	45,000	41,161
Nordstrom, Inc., Sr. Scd. Notes	5.00	1/15/2044	93,000	70,389
Nordstrom, Inc., Sr. Scd. Notes	6.95	3/15/2028	160,000	166,238
Park River Holdings, Inc., Scd. Notes(a)	8.75	12/31/2030	188,588	187,745
Park River Holdings, Inc., Sr. Scd. Notes(a)	8.00	3/15/2031	184,000	189,367
Patrick Industries, Inc., Gtd. Notes(a)	4.75	5/1/2029	96,000	94,441
Patrick Industries, Inc., Gtd. Notes(a)	6.38	11/1/2032	311,000	316,736
Penske Automotive Group, Inc., Gtd. Notes	3.75	6/15/2029	168,000	160,806
PetSmart LLC/PetSmart Finance Corp., Gtd. Notes(a)	10.00	9/15/2033	235,000	236,350
PetSmart LLC/PetSmart Finance Corp., Sr. Scd. Notes(a)	7.50	9/15/2032	594,000	593,836
QVC, Inc., Sr. Scd. Notes	5.45	8/15/2034	81,000	35,543
QVC, Inc., Sr. Scd. Notes	5.95	3/15/2043	80,000	36,122
QVC, Inc., Sr. Scd. Notes(a)	6.88	4/15/2029	148,000	68,286
QXO Building Products, Inc., Sr. Scd. Bonds(a)	6.75	4/30/2032	587,000	608,879
Raising Cane’s Restaurants LLC, Sr. Unscd. Notes(a)	9.38	5/1/2029	30,000	31,379
Saks Global Enterprises LLC, Sr. Scd. Notes(a)	11.00	12/15/2029	46,000	10,436
Saks Global Enterprises LLC, Sr. Scd. Notes(a)	11.00	12/15/2029	110,000	47,484
Saks Global Enterprises LLC, Sr. Scd. Notes(a)	11.00	12/15/2029	250,000	110,064
SGUS LLC, Sr. Scd. Notes(a)	11.00	12/15/2029	245,000	212,023
Sonic Automotive, Inc., Gtd. Notes(a)	4.88	11/15/2031	76,000	72,436
Specialty Building Products Holdings LLC/SBP Finance Corp., Sr. Scd. Notes(a)	7.75	10/15/2029	40,000	40,215
Staples, Inc., Scd. Notes(a)	12.75	1/15/2030	290,000	223,662
Staples, Inc., Sr. Scd. Notes(a)	10.75	9/1/2029	792,000	772,692
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unscd. Notes(a)	5.00	6/1/2031	160,000	152,163
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unscd. Notes	5.88	3/1/2027	80,000	79,990
Superior Plus LP/Superior General Partner, Inc., Gtd. Notes(a)	4.50	3/15/2029	109,000	105,717
The Gap, Inc., Gtd. Notes(a)	3.63	10/1/2029	184,000	173,021
The Gap, Inc., Gtd. Notes(a)	3.88	10/1/2031	165,000	150,858
The Michaels Companies, Inc., Sr. Scd. Notes(a)	5.25	5/1/2028	166,000	154,978
The Michaels Companies, Inc., Sr. Unscd. Notes(a)	7.88	5/1/2029	342,000	301,460
Victoria’s Secret & Co., Gtd. Notes(a)	4.63	7/15/2029	68,000	65,068
Victra Holdings LLC/Victra Finance Corp., Sr. Scd. Notes(a),(b)	8.75	9/15/2029	147,000	156,017
White Cap Buyer LLC, Sr. Unscd. Notes(a)	6.88	10/15/2028	145,000	145,000
White Cap Supply Holdings LLC, Gtd. Notes(a)	7.38	11/15/2030	179,000	181,123
Yum! Brands, Inc., Sr. Unscd. Notes	3.63	3/15/2031	634,000	595,165
Yum! Brands, Inc., Sr. Unscd. Notes	4.63	1/31/2032	604,000	589,347
Yum! Brands, Inc., Sr. Unscd. Notes(a)	4.75	1/15/2030	518,000	516,401
Yum! Brands, Inc., Sr. Unscd. Notes	5.35	11/1/2043	95,000	93,059
Yum! Brands, Inc., Sr. Unscd. Notes	5.38	4/1/2032	600,000	605,757
Yum! Brands, Inc., Sr. Unscd. Notes	6.88	11/15/2037	95,000	106,191
				18,445,555
Semiconductors & Semiconductor Equipment — .3%
Amkor Technology, Inc., Gtd. Notes(a)	5.88	10/1/2033	50,000	50,889
ams-OSRAM AG, Sr. Unscd. Notes(a)	12.25	3/30/2029	124,000	133,701
Entegris, Inc., Gtd. Notes(a)	3.63	5/1/2029	77,000	73,256
36

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Semiconductors & Semiconductor Equipment — .3% (continued)
Entegris, Inc., Gtd. Notes(a)	4.38	4/15/2028	78,000	76,615
Entegris, Inc., Gtd. Notes(a)	5.95	6/15/2030	262,000	265,756
Kioxia Holdings Corp., Gtd. Notes(a)	6.25	7/24/2030	307,000	317,098
Kioxia Holdings Corp., Gtd. Notes(a)	6.63	7/24/2033	238,000	248,547
Synaptics, Inc., Gtd. Notes(a)	4.00	6/15/2029	20,000	19,210
				1,185,072
Technology Hardware & Equipment — 1.3%
Ahead DB Holdings LLC, Gtd. Notes(a)	6.63	5/1/2028	156,000	157,292
Amentum Holdings, Inc., Gtd. Notes(a)	7.25	8/1/2032	320,000	332,976
ASGN, Inc., Gtd. Notes(a)	4.63	5/15/2028	389,000	381,978
CACI International, Inc., Gtd. Notes(a)	6.38	6/15/2033	545,000	566,624
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., Sr. Scd. Notes(a)	6.00	11/1/2029	117,000	109,225
Crane NXT Co., Sr. Unscd. Notes	4.20	3/15/2048	100,000	71,475
Diebold Nixdorf, Inc., Sr. Scd. Notes(a)	7.75	3/31/2030	134,000	142,428
Fortress Intermediate 3, Inc., Sr. Scd. Notes(a)	7.50	6/1/2031	131,000	136,662
Insight Enterprises, Inc., Gtd. Notes(a)	6.63	5/15/2032	136,000	139,106
KBR, Inc., Gtd. Notes(a)	4.75	9/30/2028	311,000	305,860
McAfee Corp., Sr. Unscd. Notes(a)	7.38	2/15/2030	400,000	368,004
NCR Atleos Corp., Sr. Scd. Notes(a)	9.50	4/1/2029	363,000	391,913
NCR Voyix Corp., Gtd. Notes(a)	5.00	10/1/2028	197,000	195,723
NCR Voyix Corp., Gtd. Notes(a)	5.13	4/15/2029	65,000	64,366
Science Applications International Corp., Gtd. Notes(a)	4.88	4/1/2028	130,000	128,921
Science Applications International Corp., Gtd. Notes(a)	5.88	11/1/2033	90,000	89,756
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	4.09	6/1/2029	120,000	116,725
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	4.13	1/15/2031	200,000	188,173
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a),(b)	5.75	12/1/2034	72,000	73,756
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	5.88	7/15/2030	70,000	71,941
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	8.25	12/15/2029	250,000	265,562
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	8.50	7/15/2031	300,000	319,483
Seagate Data Storage Technology Pte Ltd., Gtd. Notes(a)	9.63	12/1/2032	378,000	430,884
Unisys Corp., Sr. Scd. Notes(a)	10.63	1/15/2031	176,000	186,921
Virtusa Corp., Sr. Unscd. Notes(a)	7.13	12/15/2028	219,000	210,089
				5,445,843
Telecommunication Services — 5.7%
Altice Financing SA, Sr. Scd. Bonds(a)	5.75	8/15/2029	625,000	454,661
Altice Financing SA, Sr. Scd. Notes(a)	5.00	1/15/2028	360,000	271,517
Altice Financing SA, Sr. Scd. Notes(a)	9.63	7/15/2027	112,000	95,996
Altice France Lux 3/Altice Holdings 1, Sr. Unscd. Notes(a)	10.00	1/15/2033	263,000	247,319
Altice France SA, Sr. Scd. Notes(a)	6.50	10/15/2031	62,000	59,157
Altice France SA, Sr. Scd. Notes(a)	6.50	3/15/2032	518,000	496,182
Altice France SA, Sr. Scd. Notes(a)	6.88	10/15/2030	237,000	231,876
Altice France SA, Sr. Scd. Notes(a)	6.88	7/15/2032	384,000	368,793
Altice France SA, Sr. Scd. Notes(a)	9.50	11/1/2029	272,000	277,190
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	6.88	9/15/2055	335,000	350,259
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	7.00	9/15/2055	310,000	325,359
British Telecommunications PLC, Gtd. Notes(a)	4.25	11/23/2081	89,000	88,064
CommScope LLC, Gtd. Notes(a)	7.13	7/1/2028	128,000	128,342
CommScope LLC, Gtd. Notes(a)	8.25	3/1/2027	220,000	221,650
CommScope LLC, Sr. Scd. Notes(a)	4.75	9/1/2029	69,000	68,828
37

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Telecommunication Services — 5.7% (continued)
CommScope LLC, Sr. Scd. Notes(a)	9.50	12/15/2031	544,000	554,085
CommScope Technologies LLC, Gtd. Notes(a)	5.00	3/15/2027	238,000	236,865
Connect Finco Sarl/Connect US Finco LLC, Sr. Scd. Notes(a)	9.00	9/15/2029	330,000	349,640
Connect Holding II LLC, Sr. Scd. Notes(a)	10.50	4/3/2031	618,000	604,555
EchoStar Corp., Sr. Scd. Notes(c)	6.75	11/30/2030	723,319	746,696
EchoStar Corp., Sr. Scd. Notes	10.75	11/30/2029	1,634,000	1,799,215
Embarq LLC, Sr. Unscd. Notes	8.00	6/1/2036	247,000	112,823
Fibercop SpA, Sr. Scd. Notes(a)	7.20	7/18/2036	61,000	61,803
Fibercop SpA, Sr. Scd. Notes(a)	7.72	6/4/2038	69,000	70,056
Frontier Communications Holdings LLC, Scd. Notes	5.88	11/1/2029	156,000	157,787
Frontier Communications Holdings LLC, Scd. Notes(a)	6.00	1/15/2030	216,000	218,987
Frontier Communications Holdings LLC, Scd. Notes(a)	6.75	5/1/2029	346,000	349,459
Frontier Communications Holdings LLC, Sr. Scd. Notes(a)	5.00	5/1/2028	435,000	434,511
Frontier Communications Holdings LLC, Sr. Scd. Notes(a)	5.88	10/15/2027	256,000	256,011
Frontier Communications Holdings LLC, Sr. Scd. Notes(a)	8.63	3/15/2031	250,000	263,789
Frontier Florida LLC, Sr. Unscd. Debs., Ser. E	6.86	2/1/2028	70,000	72,770
Frontier North, Inc., Sr. Unscd. Debs., Ser. G	6.73	2/15/2028	76,000	78,442
GCI LLC, Gtd. Notes(a)	4.75	10/15/2028	130,000	126,921
GoTo Group, Inc., Sr. Scd. Bonds(a)	5.50	5/1/2028	62,000	51,697
GoTo Group, Inc., Sr. Scd. Bonds(a)	5.50	5/1/2028	108,000	37,804
Iliad Holding SAS, Sr. Scd. Notes(a)	7.00	10/15/2028	350,000	355,231
Iliad Holding SAS, Sr. Scd. Notes(a)	7.00	4/15/2032	390,000	399,239
Iliad Holding SAS, Sr. Scd. Notes(a)	8.50	4/15/2031	380,000	408,376
Level 3 Financing, Inc., Gtd. Notes(a)	3.63	1/15/2029	124,000	111,585
Level 3 Financing, Inc., Gtd. Notes(a)	3.75	7/15/2029	185,000	164,287
Level 3 Financing, Inc., Gtd. Notes(a)	4.25	7/1/2028	100,000	95,120
Level 3 Financing, Inc., Scd. Notes(a)	3.88	10/15/2030	95,000	85,454
Level 3 Financing, Inc., Scd. Notes(a)	4.00	4/15/2031	201,000	180,081
Level 3 Financing, Inc., Scd. Notes(a)	4.50	4/1/2030	123,000	114,186
Level 3 Financing, Inc., Scd. Notes(a)	4.88	6/15/2029	185,000	177,550
Level 3 Financing, Inc., Sr. Scd. Bonds(a)	6.88	6/30/2033	630,000	645,740
Level 3 Financing, Inc., Sr. Scd. Notes(a)	7.00	3/31/2034	727,750	747,938
Lumen Technologies, Inc., Sr. Scd. Notes(a)	4.13	4/15/2029	59,659	59,096
Lumen Technologies, Inc., Sr. Scd. Notes(a)	4.13	4/15/2030	89,333	88,365
Lumen Technologies, Inc., Sr. Scd. Notes(a)	10.00	10/15/2032	43,550	44,031
Lumen Technologies, Inc., Sr. Unscd. Bonds, Ser. P	7.60	9/15/2039	100,000	99,369
Lumen Technologies, Inc., Sr. Unscd. Notes(a)	4.50	1/15/2029	109,000	101,164
Lumen Technologies, Inc., Sr. Unscd. Notes(a)	5.38	6/15/2029	76,000	71,440
Lumen Technologies, Inc., Sr. Unscd. Notes, Ser. U	7.65	3/15/2042	94,000	92,806
Rogers Communications, Inc., Sub. Notes(a)	5.25	3/15/2082	580,000	577,247
Rogers Communications, Inc., Sub. Notes	7.00	4/15/2055	675,000	706,713
Rogers Communications, Inc., Sub. Notes	7.13	4/15/2055	558,000	597,516
Telecom Italia Capital SA, Gtd. Notes	6.00	9/30/2034	105,000	107,583
Telecom Italia Capital SA, Gtd. Notes	6.38	11/15/2033	120,000	126,298
Telecom Italia Capital SA, Gtd. Notes	7.20	7/18/2036	140,000	152,725
Telecom Italia Capital SA, Gtd. Notes	7.72	6/4/2038	100,000	111,482
Telesat Canada/Telesat LLC, Gtd. Notes(a)	6.50	10/15/2027	57,000	28,817
Telesat Canada/Telesat LLC, Sr. Scd. Notes(a)	4.88	6/1/2027	68,000	51,821
Telesat Canada/Telesat LLC, Sr. Scd. Notes(a)	5.63	12/6/2026	122,000	93,398
TELUS Corp., Jr. Sub. Notes	6.63	10/15/2055	412,000	426,164
38

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Telecommunication Services — 5.7% (continued)
TELUS Corp., Jr. Sub. Notes(b)	7.00	10/15/2055	387,000	412,084
Viasat, Inc., Sr. Scd. Notes(a)	5.63	4/15/2027	165,000	164,892
Viasat, Inc., Sr. Unscd. Notes(a)	6.50	7/15/2028	129,000	125,159
Viasat, Inc., Sr. Unscd. Notes(a)	7.50	5/30/2031	218,000	204,585
Viavi Solutions, Inc., Gtd. Notes(a)	3.75	10/1/2029	115,000	108,548
Vmed O2 UK Financing I PLC, Sr. Scd. Notes(a)	6.75	1/15/2033	312,000	312,872
VMED O2 UK Financing I PLC, Sr. Scd. Notes(a)	4.25	1/31/2031	319,000	291,324
VMED O2 UK Financing I PLC, Sr. Scd. Notes(a)	4.75	7/15/2031	525,000	486,191
VMED O2 UK Financing I PLC, Sr. Scd. Notes(a)	7.75	4/15/2032	310,000	321,462
Vodafone Group PLC, Jr. Sub. Notes	4.13	6/4/2081	10,000	9,388
Vodafone Group PLC, Jr. Sub. Notes	5.13	6/4/2081	210,000	169,283
Vodafone Group PLC, Jr. Sub. Notes	7.00	4/4/2079	885,000	934,269
Windstream Services LLC, Sr. Scd. Notes(a)	7.50	10/15/2033	258,000	257,459
Windstream Services LLC/Windstream Escrow Finance Corp., Sr. Scd. Notes(a)	8.25	10/1/2031	496,000	506,636
WULF Compute LLC, Sr. Scd. Notes(a)	7.75	10/15/2030	704,000	731,715
Zegona Finance PLC, Sr. Scd. Notes(a)	8.63	7/15/2029	571,000	607,213
				22,933,011
Transportation — .5%
Beacon Mobility Corp., Sr. Scd. Notes(a)	7.25	8/1/2030	152,000	158,281
Brightline East LLC, Sr. Scd. Notes(a)	11.00	1/31/2030	213,492	83,456
Carriage Purchaser, Inc., Sr. Unscd. Notes(a)	7.88	10/15/2029	83,000	77,467
Danaos Corp., Gtd. Notes(a)	6.88	10/15/2032	96,000	94,455
Danaos Corp., Sr. Unscd. Notes(a)	8.50	3/1/2028	205,000	207,188
First Student Bidco, Inc./First Transit Parent, Inc., Sr. Scd. Notes(a)	4.00	7/31/2029	113,000	109,253
Genesee & Wyoming, Inc., Sr. Scd. Notes(a)	6.25	4/15/2032	165,000	168,260
RXO, Inc., Gtd. Notes(a)	7.50	11/15/2027	64,000	65,391
Seaspan Corp., Sr. Unscd. Notes(a)	5.50	8/1/2029	327,000	313,517
Star Leasing Co. LLC, Scd. Notes(a)	7.63	2/15/2030	225,000	212,891
Stonepeak Nile Parent LLC, Sr. Scd. Notes(a)	7.25	3/15/2032	132,000	139,695
Watco Cos. LLC/Watco Finance Corp., Sr. Unscd. Notes(a)	7.13	8/1/2032	45,000	46,614
XPO, Inc., Gtd. Notes(a)	7.13	2/1/2032	235,000	247,397
				1,923,865
Utilities — 3.2%
Algonquin Power & Utilities Corp., Jr. Sub. Notes	4.75	1/18/2082	355,000	348,016
Alpha Generation LLC, Gtd. Notes(a)	6.25	1/15/2034	208,000	210,518
Alpha Generation LLC, Sr. Unscd. Notes(a)	6.75	10/15/2032	219,000	225,095
AltaGas Ltd., Jr. Sub. Notes(a)	7.20	10/15/2054	103,000	106,040
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes(b)	5.75	5/20/2027	128,000	128,407
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes(a)	9.38	6/1/2028	116,000	120,322
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unscd. Notes(a)	9.50	6/1/2030	164,000	172,655
Atlantica Sustainable Infrastructure Ltd., Gtd. Notes(a)	4.13	6/15/2028	57,000	55,092
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, Sr. Unscd. Notes(a)	6.38	2/15/2032	281,000	283,895
Calpine Corp., Sr. Scd. Notes(a)	3.75	3/1/2031	90,000	86,379
Calpine Corp., Sr. Scd. Notes(a)	4.50	2/15/2028	209,000	208,359
Calpine Corp., Sr. Unscd. Notes(a)	4.63	2/1/2029	69,000	68,546
Calpine Corp., Sr. Unscd. Notes(a)	5.00	2/1/2031	288,000	288,328
Calpine Corp., Sr. Unscd. Notes(a)	5.13	3/15/2028	404,000	403,988
Clearway Energy Operating LLC, Gtd. Notes(a)	3.75	2/15/2031	104,000	96,372
Clearway Energy Operating LLC, Gtd. Notes(a)	4.75	3/15/2028	108,000	107,361
ContourGlobal Power Holdings SA, Sr. Scd. Bonds(a)	6.75	2/28/2030	118,000	121,540
39

SCHEDULE OF INVESTMENTS (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 97.5% (continued)
Utilities — 3.2% (continued)
Edison International, Jr. Sub. Notes	7.88	6/15/2054	283,000	291,534
Edison International, Jr. Sub. Notes(b)	8.13	6/15/2053	260,000	268,513
EUSHI Finance, Inc., Gtd. Notes	6.25	4/1/2056	225,000	225,138
EUSHI Finance, Inc., Gtd. Notes	7.63	12/15/2054	110,000	115,642
Hawaiian Electric Co., Inc., Sr. Unscd. Notes(a)	6.00	10/1/2033	180,000	181,812
Leeward Renewable Energy Operations LLC, Gtd. Notes(a)	4.25	7/1/2029	419,000	399,711
Lightning Power LLC, Sr. Scd. Notes(a)	7.25	8/15/2032	528,000	559,625
NRG Energy, Inc., Gtd. Notes(a)	3.38	2/15/2029	105,000	99,897
NRG Energy, Inc., Gtd. Notes(a)	3.63	2/15/2031	257,000	239,999
NRG Energy, Inc., Gtd. Notes(a)	3.88	2/15/2032	55,000	51,056
NRG Energy, Inc., Gtd. Notes(a)	5.25	6/15/2029	77,000	77,337
NRG Energy, Inc., Gtd. Notes	5.75	1/15/2028	165,000	165,629
NRG Energy, Inc., Gtd. Notes(a)	5.75	7/15/2029	277,000	278,215
NRG Energy, Inc., Gtd. Notes(a)	6.00	2/1/2033	250,000	255,027
NRG Energy, Inc., Gtd. Notes(a)	6.25	11/1/2034	230,000	236,899
NRG Energy, Inc., Sr. Unscd. Notes(a)	5.75	1/15/2034	357,000	359,342
NRG Energy, Inc., Sr. Unscd. Notes(a)	6.00	1/15/2036	650,000	660,961
PacifiCorp, Jr. Sub. Notes	7.38	9/15/2055	350,000	367,850
Pattern Energy Operations LP/Pattern Energy Operations, Inc., Gtd. Notes(a)	4.50	8/15/2028	370,000	360,340
PG&E Corp., Jr. Sub. Notes	7.38	3/15/2055	527,000	542,375
PG&E Corp., Sr. Scd. Notes	5.00	7/1/2028	247,000	245,111
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030	378,000	374,165
Pike Corp., Gtd. Notes(a)	5.50	9/1/2028	61,000	60,766
Pike Corp., Sr. Unscd. Notes(a)	8.63	1/31/2031	78,000	83,369
South Jersey Industries, Inc., Jr. Sub. Notes	5.02	4/15/2031	270,000	233,815
Talen Energy Supply LLC, Gtd. Notes(a)	6.25	2/1/2034	214,000	219,697
Talen Energy Supply LLC, Sr. Scd. Notes(a)	8.63	6/1/2030	145,000	153,880
Talen Energy Supply LLC, Sr. Unscd. Notes(a)	6.50	2/1/2036	280,000	290,223
The AES Corp., Jr. Sub. Notes	6.95	7/15/2055	104,000	101,023
The AES Corp., Jr. Sub. Notes	7.60	1/15/2055	282,000	287,209
Vistra Operations Co. LLC, Gtd. Notes(a)	4.38	5/1/2029	315,000	309,399
Vistra Operations Co. LLC, Gtd. Notes(a)	5.00	7/31/2027	301,000	301,116
Vistra Operations Co. LLC, Gtd. Notes(a)	5.63	2/15/2027	131,000	131,030
Vistra Operations Co. LLC, Gtd. Notes(a)	6.88	4/15/2032	227,000	238,480
Vistra Operations Co. LLC, Gtd. Notes(a)	7.75	10/15/2031	373,000	395,900
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a)	4.50	9/15/2027	76,000	74,344
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a)	8.38	1/15/2031	200,000	209,319
XPLR Infrastructure Operating Partners LP, Gtd. Notes(a)	8.63	3/15/2033	231,000	242,234
XPLR Infrastructure Operating Partners LP, Sr. Unscd. Notes(a),(b)	7.25	1/15/2029	103,000	105,951
				12,824,846
Total Bonds and Notes (cost $389,791,867)				394,341,867

	1-Day Yield (%)	Shares
Investment Companies — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $1,414,992)	4.04	1,414,992	1,414,992
40

Description	1-Day Yield (%)	Shares	Value ($)
Investment of Cash Collateral for Securities Loaned — 1.3%
Registered Investment Companies — 1.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $5,146,733)	4.04	5,146,733	5,146,733
Total Investments (cost $396,353,592)		99.1%	400,903,592
Cash and Receivables (Net)		.9%	3,483,663
Net Assets		100.0%	404,387,255

REIT—Real Estate Investment Trust

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to $332,139,382 or 82.1% of net assets.

(b)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $6,789,066 and the value of the collateral was
$7,251,113, consisting of cash collateral of $5,146,733 and U.S. Government & Agency securities valued at $2,104,380.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Payment-in-kind security and interest may be paid in additional par.
(d)	Non-income producing—security in default.
(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .3%	2,002,458	68,390,558	(68,978,024)	1,414,992	93,385
Investment of Cash Collateral for Securities Loaned - 1.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 1.3%	6,846,960	45,141,480	(46,841,707)	5,146,733	86,426††
Total - 1.6%	8,849,418	113,532,038	(115,819,731)	6,561,725	179,811

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
5 Year U.S. Treasury Note	13	12/31/2025	1,420,520	1,419,742	(778)
10 Year U.S. Treasury Note	30	12/19/2025	3,379,106	3,380,156	1,050
U.S. Treasury Long-Term Bond	12	12/19/2025	1,394,849	1,407,750	12,901
41

SCHEDULE OF INVESTMENTS (continued)
Futures (continued)
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long (continued)
Ultra 10 Year U.S. Treasury Note	5	12/19/2025	577,664	577,422	(242)
Ultra U.S. Treasury Bond	3	12/19/2025	357,000	363,844	6,844
Futures Short
2 Year U.S. Treasury Note	10	12/31/2025	2,080,531	2,082,422	(1,891)
Gross Unrealized Appreciation					20,795
Gross Unrealized Depreciation					(2,911)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation ($)
Purchased Contracts:(b)
Markit CDX North America High Yield Index, Series 45, Paid 3 Month Fixed Rate of 5.00%	12/20/2030	9,400,000	735,240	723,946	11,294
Gross Unrealized Appreciation					11,294

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

See notes to financial statements.
42

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2025
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $6,789,066)—Note 2(b):
Unaffiliated issuers	389,791,867	394,341,867
Affiliated issuers	6,561,725	6,561,725
Cash		19,921
Cash collateral held by broker—Note 4		931,458
Receivable for investment securities sold		11,172,014
Dividends, interest and securities lending income receivable		6,700,021
Receivable for futures variation margin—Note 4		35,476
Receivable from Authorized Participants		19,201
		419,781,683
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)		72,760
Payable for investment securities purchased		10,166,427
Liability for securities on loan—Note 2(b)		5,146,733
Payable for swap variation margin—Note 4		8,508
		15,394,428
Net Assets ($)		404,387,255
Composition of Net Assets ($):
Paid-in capital		400,047,719
Total distributable earnings (loss)		4,339,536
Net Assets ($)		404,387,255
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)		8,350,000
Net Asset Value Per Share ($)		48.43
Market Price Per Share ($)		48.46
See notes to financial statements.
43

STATEMENT OF OPERATIONS
Year Ended October 31, 2025

Investment Income ($):
Income:
Interest	25,147,081
Dividends:
Affiliated issuers	93,385
Affiliated income net of rebates from securities lending—Note 2(b)	86,426
Total Income	25,326,892
Expenses:
Management fee—Note 3(a)	752,395
Total Expenses	752,395
Net Investment Income	24,574,497
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(503,755)
Net realized gain (loss) on in-kind redemptions	(2,597,648)
Net realized gain (loss) on futures	(16,948)
Net realized gain (loss) on swap agreements	353,022
Net Realized Gain (Loss)	(2,765,329)
Net change in unrealized appreciation (depreciation) on investments	1,271,918
Net change in unrealized appreciation (depreciation) on futures	150,898
Net change in unrealized appreciation (depreciation) on swap agreements	26,257
Net Change in Unrealized Appreciation (Depreciation)	1,449,073
Net Realized and Unrealized Gain (Loss) on Investments	(1,316,256)
Net Increase in Net Assets Resulting from Operations	23,258,241
See notes to financial statements.
44

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2025	2024
Operations ($):
Net investment income	24,574,497	19,739,761
Net realized gain (loss) on investments	(2,765,329)	38,280
Net change in unrealized appreciation (depreciation) on investments	1,449,073	7,897,024
Net Increase (Decrease) in Net Assets Resulting from Operations	23,258,241	27,675,065
Distributions ($):
Distributions to shareholders	(24,735,952)	(18,171,955)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	233,191,911	297,543,069
Cost of shares redeemed	(169,423,473)	(18,468,386)
Transaction fees—Note 5	6,793	174
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	63,775,231	279,074,857
Total Increase (Decrease) in Net Assets	62,297,520	288,577,967
Net Assets ($):
Beginning of Period	342,089,735	53,511,768
End of Period	404,387,255	342,089,735
Capital Share Transactions (Shares):
Shares sold	4,900,000	6,300,000
Shares redeemed	(3,650,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding	1,250,000	5,900,000
See notes to financial statements.
45

FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.
	Year Ended October 31,
	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	48.18	44.59	45.83	56.23	54.06
Investment Operations:
Net investment income(a)	3.45	3.56	3.53	2.76	2.80
Net realized and unrealized gain (loss) on investments	.31 (b)	3.46	(.67 )	(9.25)	2.66
Total from Investment Operations	3.76	7.02	2.86	(6.49)	5.46
Distributions:
Dividends from net investment income	(3.51)	(3.43)	(4.10)	(2.93)	(2.87)
Dividends from net realized gain on investments	-	-	-	(.98 )	(.42 )
Total Distributions	(3.51)	(3.43)	(4.10)	(3.91)	(3.29)
Transaction fees(a)	.00 (c)	.00 (c)	-	-	-
Net asset value, end of period	48.43	48.18	44.59	45.83	56.23
Market value, end of period	48.46	48.15	44.61	45.76	56.24
Total Return (%)	8.15	16.19	6.30	(12.09)	10.27
Market Price Total Return (%)	8.27	16.07	6.53	(12.26)	10.25
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	.22	.22	.22	.22	.22
Ratio of net investment income to average net assets(d)	7.19	7.53	7.60	5.51	4.98
Portfolio Turnover Rate(e)	76.63	96.25	39.89	35.81	61.03
Net Assets, end of period ($ x 1,000)	404,387	342,090	53,512	50,416	47,793

(a)	Based on average shares outstanding.
(b)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(c)	Amount represents less than $.01 per share.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.
46

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon High Yield ETF (the “fund”) is a separate diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of ten series, including the fund. The investment objective of the fund is to seek total return consisting of capital appreciation and income. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
47

NOTES TO FINANCIAL STATEMENTS (continued)
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	394,341,867	—	394,341,867
Investment Companies	6,561,725	—	—	6,561,725
	6,561,725	394,341,867	—	400,903,592
Other Financial Instruments:
Futures††	20,795	—	—	20,795
Swap Agreements††	—	11,294	—	11,294
	20,795	11,294	—	32,089
Liabilities ($)
Other Financial Instruments:
Futures††	(2,911)	—	—	(2,911)
	(2,911)	—	—	(2,911)

†	See Schedule of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and
48

NOTES TO FINANCIAL STATEMENTS (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2025, BNY earned $11,757 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	6,789,066
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(6,789,066)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund’s investments in new securities may be at lower yields and may reduce the fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities
49

NOTES TO FINANCIAL STATEMENTS (continued)
with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Duration is an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.
High Yield Securities Risk: High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer’s ability to make principal and interest payments. The prices of high yield securities can fall in response to unfavorable news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.
Derivatives Risk: A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the  fund’s use of derivatives may result in losses to the  fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the  fund will not correlate with the underlying assets or the fund’s other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates).
Authorized Participants, Market Makers and Liquidity Providers Risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by the fund on the ex-dividend date. The fund normally declares and pays dividends from net investment income monthly. Income dividends for the fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On October 31, 2025, the Board declared a cash dividend of $.28 per share from undistributed net investment income, payable on November 6, 2025 to shareholders of record as of the close of business on November 3, 2025, with an ex-dividend date of November 3, 2025.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2025, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
50

NOTES TO FINANCIAL STATEMENTS (continued)
At October 31, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $2,759,030, accumulated capital losses $1,574,126 and unrealized appreciation $3,154,632.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025. The fund has $1,574,126 of long-term capital losses which  can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended October 31, 2025 and October 31, 2024 were as follows: ordinary income $24,735,952 and $18,171,955, respectively.
During the period ended October 31, 2025, as a result of permanent book to tax differences, primarily due to in-kind redemptions, the fund increased total distributable earnings (loss) by $2,970,287 and decreased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(g) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus. The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Schedule of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of .22% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2025, there was no voluntary reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
51

NOTES TO FINANCIAL STATEMENTS (continued)
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser (not the fund)  pays the Sub-Adviser a monthly fee at an annual rate of .11% of the value of the fund’s average daily net assets.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of: Management fee of $72,760.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust, including the fund.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, derivatives and in-kind transactions, if any, during the period ended October 31, 2025, amounted to $260,922,437 and $263,196,009, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by the fund during the period ended October 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statement of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to the fund.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2025 are set forth in the fund’s Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
52

NOTES TO FINANCIAL STATEMENTS (continued)
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at October 31, 2025 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
The following tables show the  fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.
Fair value of derivative instruments as of October 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	20,795 (1)	Interest Rate Risk	(2,911)(1)
Credit Risk	11,294 (2)	Credit Risk	-
Gross fair value of derivative contracts	32,089		(2,911)

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedule of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(2)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Schedule of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on centrally cleared swap agreements, are reported in the Statement of Assets and Liabilities.

The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Swap Agreements(2)	Total
Interest Rate	(16,948)	-	(16,948)
Credit	-	353,022	353,022
Total	(16,948)	353,022	336,074
53

NOTES TO FINANCIAL STATEMENTS (continued)

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(3)	Swap Agreements(4)	Total
Interest Rate	150,898	-	150,898
Credit	-	26,257	26,257
Total	150,898	26,257	177,155

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on swap agreements.
(3)	Net change in unrealized appreciation (depreciation) on futures.
(4)	Net change in unrealized appreciation (depreciation) on swap agreements.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2025:
Average Market Value ($)
Futures:
Interest Rate Futures Long	6,507,188
Interest Rate Futures Short	2,588,916
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended October 31, 2025:
Average Notional Value ($)
Swap Agreements:
Credit Default Swaps Buy Protection	8,976,923
Credit Default Swaps Sell Protection	169,231
At October 31, 2025, the cost of investments for federal income tax purposes was $397,727,092; accordingly, accumulated net unrealized appreciation on investments was $3,176,500, consisting of $8,037,266 gross unrealized appreciation and $4,860,766 gross unrealized depreciation.
NOTE 5—
Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund
54

NOTES TO FINANCIAL STATEMENTS (continued)
will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended October 31, 2025, the fund had in-kind transactions associated with creations of $226,823,090 and redemptions of $165,596,825.
55

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon High Yield ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon High Yield ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the schedule of investments, as of October 31, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 24, 2025
56

IMPORTANT TAX INFORMATION (Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended October 31, 2025:
For federal tax purposes the fund hereby reports 90.41% of ordinary income dividends paid during the fiscal period ended October 31, 2025 as qualifying interest related dividends.
57

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
58

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
59

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.
60

INFORMATION ABOUT THE REVIEW AND RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)
At a meeting held on May 20, 2025, the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to: (i) continue the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon High Yield ETF (the “fund”); and (ii) continue the sub-investment advisory agreement between the Adviser and Insight North America LLC (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of the fund. The Management Agreement and the sub-investment advisory agreement are each referred to herein as an “Agreement,” and collectively, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and the Sub-Adviser under each respective Agreement, (ii) investment performance of the fund, (iii) profits realized by the Adviser and its affiliates from its relationship with the fund, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, the Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) comparing the fund’s performance to a relevant performance benchmark index; (ii) comparing the fund’s performance with the performance of a group comprised of certain high yield bond exchange-traded funds (“ETFs”) (“Performance Group”) and with a broader group of high yield bond ETFs (“Performance Universe”) for periods ended March 31, 2025; and (iii) comparing the fund’s contractual management fees and total expenses with a group comprised of certain high yield bond ETFs (the “Expense Group”) and, with respect to total expenses, with a broader group of high yield bond ETFs (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the fund and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of the fund in accordance with the fund’s investment objective and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the fund as an ETF and considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring the fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed the fund’s performance comparisons and considered that the fund’s total return performance was above the Performance Group median and Performance Universe median for the one-, two-, three- and four-year periods ended March 31, 2025, and was in line with the fund’s performance benchmark for the same periods. Representatives of the Adviser indicated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the fund to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
61

INFORMATION ABOUT THE REVIEW AND RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)
Fees Charged to Comparable Funds
The Board evaluated the fund’s unitary fee through review of comparative information with respect to fees paid by similar funds in the Expense Group and Expense Universe. The Board explored with management the differences between the fund’s fee and fees paid by similar funds. The Board noted the fund’s contractual management fee was below the Expense Group median and the fund’s total expenses were below the Expense Group median and Expense Universe median total expenses.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the fund, noting that neither the Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the fund to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the advisory fee rate for the fund did not provide for breakpoints as assets of the fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the fund by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the fund from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the fund grows in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for the fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements is in the best interests of the fund and its shareholders.
62

© 2025 BNY Mellon Securities Corporation
Code-4858NCSRAR1025

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2025

Ticker
BNY Mellon US Large Cap Core Equity ETF	BKLC
BNY Mellon US Mid Cap Core Equity ETF	BKMC
BNY Mellon US Small Cap Core Equity ETF	BKSE
BNY Mellon International Equity ETF	BKIE
BNY Mellon Emerging Markets Equity ETF	BKEM
BNY Mellon Core Bond ETF	BKAG
Principal U.S. Listing Exchange: NYSE Arca, Inc.

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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Funds
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
SCHEDULES OF INVESTMENTS
October 31, 2025

BNY Mellon US Large Cap Core Equity ETF
Description	Shares	Value ($)
Common Stocks — 99.8%
Communication Services — 10.5%
Alphabet, Inc., Cl. A (a)	473,699	133,199,422
Alphabet, Inc., Cl. C	415,744	117,164,974
AT&T, Inc.	580,792	14,374,602
Charter Communications, Inc., Cl. A (a),(b)	7,498	1,753,332
Comcast Corp., Cl. A	306,142	8,521,462
Electronic Arts, Inc.	18,533	3,707,712
Fox Corp., Cl. A	16,858	1,089,870
Fox Corp., Cl. B	11,017	643,503
Live Nation Entertainment, Inc. (a)	12,400	1,854,172
Meta Platforms, Inc., Cl. A	176,673	114,545,939
Netflix, Inc. (a)	34,231	38,299,697
Omnicom Group, Inc. (b)	15,248	1,143,905
Pinterest, Inc., Cl. A (a)	50,836	1,682,672
Reddit, Inc., Cl. A (a)	9,127	1,907,087
ROBLOX Corp., Cl. A (a)	45,425	5,165,731
Snap, Inc., Cl. A (a)	102,322	798,112
Spotify Technology SA (a)	12,536	8,215,091
Take-Two Interactive Software, Inc. (a)	13,168	3,375,880
The Trade Desk, Inc., Cl. A (a)	34,492	1,734,258
The Walt Disney Company	147,308	16,589,827
TKO Group Holdings, Inc.	5,616	1,058,054
T-Mobile US, Inc.	39,167	8,227,028
Verizon Communications, Inc.	343,088	13,634,317
Warner Bros Discovery, Inc. (a)	192,435	4,320,166
Warner Music Group Corp., Cl. A	10,530	336,539
		503,343,352
Consumer Discretionary — 10.5%
Airbnb, Inc., Cl. A (a)	34,368	4,348,927
Amazon.com, Inc. (a)	772,629	188,691,454
Amer Sports, Inc. (a)	9,341	291,719
Aptiv PLC (a)	18,811	1,525,572
AutoZone, Inc. (a)	1,476	5,423,459
Best Buy Co., Inc.	13,450	1,104,783
Booking Holdings, Inc.	2,575	13,075,180
Carnival Corp. (a)	88,580	2,553,761
Carvana Co. (a)	9,707	2,975,584
Chipotle Mexican Grill, Inc. (a)	109,934	3,483,808
Coupang, Inc. (a)	90,089	2,880,145
D.R. Horton, Inc.	22,261	3,318,670
Darden Restaurants, Inc.	9,543	1,719,171
Deckers Outdoor Corp. (a)	11,213	913,860
DoorDash, Inc., Cl. A (a)	27,023	6,873,841
DraftKings, Inc., Cl. A (a)	41,517	1,270,005
eBay, Inc.	38,808	3,155,478
Expedia Group, Inc.	9,741	2,143,020
Flutter Entertainment PLC (a)	14,542	3,382,324

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Consumer Discretionary — 10.5% (continued)
Ford Motor Co.	315,815	4,146,651
Garmin Ltd.	12,866	2,752,552
General Motors Co.	80,260	5,545,163
Genuine Parts Co.	11,254	1,432,747
Hilton Worldwide Holdings, Inc.	19,649	5,049,007
Las Vegas Sands Corp.	24,308	1,442,680
Lennar Corp., Cl. A	17,009	2,105,204
Lennar Corp., Cl. B (b)	2,196	259,238
Lowe’s Companies, Inc.	45,735	10,890,876
Lululemon Athletica, Inc. (a)	8,907	1,519,000
Marriott International, Inc., Cl. A	20,104	5,238,700
McDonald’s Corp.	58,347	17,412,495
MercadoLibre, Inc. (a)	3,786	8,811,006
NIKE, Inc., Cl. B	95,802	6,187,851
NVR, Inc. (a)	208	1,499,851
O’Reilly Automotive, Inc. (a)	71,587	6,760,676
PulteGroup, Inc.	16,372	1,962,512
Ross Stores, Inc.	27,096	4,306,096
Royal Caribbean Cruises Ltd.	19,847	5,692,715
Starbucks Corp.	91,367	7,388,849
Tesla, Inc. (a)	228,019	104,104,355
The Home Depot, Inc.	81,364	30,884,961
The TJX Companies, Inc.	92,118	12,909,417
Tractor Supply Co.	44,641	2,415,525
Ulta Beauty, Inc. (a)	3,717	1,932,394
Viking Holdings Ltd. (a)	7,187	437,329
Williams-Sonoma, Inc.	9,702	1,885,487
Yum! Brands, Inc.	23,301	3,220,431
		507,324,529
Consumer Staples — 4.5%
Altria Group, Inc.	141,035	7,951,553
Archer-Daniels-Midland Co.	35,581	2,153,718
Brown-Forman Corp., Cl. A	8,090	219,401
Brown-Forman Corp., Cl. B	19,637	534,716
Church & Dwight Co., Inc.	19,745	1,731,439
Colgate-Palmolive Co.	63,606	4,900,842
Constellation Brands, Inc., Cl. A	12,816	1,683,766
Costco Wholesale Corp.	36,399	33,175,869
Dollar General Corp.	16,451	1,623,056
Dollar Tree, Inc. (a)	14,917	1,478,573
General Mills, Inc.	39,778	1,854,053
Hormel Foods Corp.	21,673	467,920
Kellanova	21,772	1,808,382
Kenvue, Inc.	156,514	2,249,106
Keurig Dr. Pepper, Inc.	98,401	2,672,571
Kimberly-Clark Corp.	26,044	3,117,727
McCormick & Co., Inc.	21,496	1,379,183
Mondelez International, Inc., Cl. A	106,798	6,136,613
Monster Beverage Corp. (a)	55,115	3,683,335
PepsiCo, Inc.	112,259	16,399,917

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Consumer Staples — 4.5% (continued)
Philip Morris International, Inc.	126,127	18,203,910
Sysco Corp.	42,099	3,127,114
Target Corp.	35,321	3,274,963
The Clorox Company	10,597	1,191,739
The Coca-Cola Company	316,022	21,773,916
The Estee Lauder Companies, Inc., Cl. A	16,835	1,627,776
The Hershey Company	11,613	1,969,913
The Kraft Heinz Company	65,615	1,622,659
The Kroger Company	49,094	3,123,851
The Procter & Gamble Company	191,585	28,808,637
Tyson Foods, Inc., Cl. A	25,165	1,293,733
Walmart, Inc.	354,735	35,892,087
		217,132,038
Energy — 2.8%
Baker Hughes Co.	82,369	3,987,483
Cheniere Energy, Inc.	18,489	3,919,668
Chevron Corp.	156,679	24,711,412
ConocoPhillips	104,524	9,288,003
Coterra Energy, Inc.	60,195	1,424,214
Devon Energy Corp.	55,140	1,791,499
Diamondback Energy, Inc.	16,027	2,294,906
EOG Resources, Inc.	46,166	4,886,209
EQT Corp.	45,757	2,451,660
Expand Energy Corp.	16,576	1,712,466
Exxon Mobil Corp.	351,067	40,148,022
Halliburton Co.	60,623	1,627,121
Kinder Morgan, Inc.	155,691	4,077,547
Marathon Petroleum Corp.	25,881	5,044,466
Occidental Petroleum Corp.	57,559	2,371,431
ONEOK, Inc.	49,889	3,342,563
Phillips 66	33,439	4,552,385
SLB Ltd.	107,162	3,864,262
Targa Resources Corp.	16,808	2,589,104
Texas Pacific Land Corp. (b)	1,670	1,575,445
The Williams Companies, Inc.	100,695	5,827,220
Valero Energy Corp.	25,539	4,330,393
Venture Global, Inc., Cl. A (b)	26,988	231,287
		136,048,766
Financials — 12.6%
Affirm Holdings, Inc. (a)	19,930	1,432,568
Aflac, Inc.	41,766	4,476,898
American Express Co.	45,516	16,418,987
American International Group, Inc.	47,165	3,724,148
Ameriprise Financial, Inc.	7,826	3,543,378
Aon PLC, Cl. A	16,259	5,539,116
Apollo Global Management, Inc.	33,372	4,148,473
Arch Capital Group Ltd.	27,486	2,372,317
Ares Management Corp., Cl. A	15,863	2,358,987
Arthur J. Gallagher & Co.	20,242	5,050,177
Bank of America Corp.	537,659	28,737,874

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Financials — 12.6% (continued)
Berkshire Hathaway, Inc., Cl. B (a)	109,059	52,080,035
Blackrock, Inc.	12,480	13,513,469
Blackstone, Inc.	58,204	8,535,035
Block, Inc. (a)	45,425	3,449,574
Blue Owl Capital, Inc. (b)	47,927	755,809
Brown & Brown, Inc.	20,830	1,660,984
Capital One Financial Corp.	51,672	11,367,323
Cboe Global Markets, Inc.	7,780	1,911,079
Chubb Ltd.	31,015	8,589,294
Cincinnati Financial Corp.	12,674	1,959,274
Citigroup, Inc.	150,158	15,200,494
Citizens Financial Group, Inc.	37,804	1,923,089
CME Group, Inc.	29,456	7,820,273
Coinbase Global, Inc., Cl. A (a)	16,871	5,799,912
Corpay, Inc. (a)	5,640	1,468,374
Erie Indemnity Co., Cl. A (b)	1,791	524,118
Everest Group Ltd.	3,221	1,013,069
FactSet Research Systems, Inc.	3,290	877,772
Fidelity National Information Services, Inc.	44,043	2,753,568
Fifth Third Bancorp	58,699	2,443,052
First Citizens BancShares, Inc., Cl. A	631	1,151,461
Fiserv, Inc. (a)	45,346	3,024,125
Global Payments, Inc.	19,865	1,544,702
Huntington Bancshares, Inc.	124,131	1,916,583
Interactive Brokers Group, Inc., Cl. A	34,436	2,422,917
Intercontinental Exchange, Inc.	45,571	6,666,582
JPMorgan Chase & Co.	226,610	70,502,903
KKR & Co., Inc.	54,737	6,477,029
Loews Corp.	12,614	1,255,850
LPL Financial Holdings, Inc.	6,789	2,561,558
M&T Bank Corp.	13,232	2,432,968
Markel Group, Inc. (a)	1,252	2,472,112
Marsh & McLennan Cos., Inc.	40,821	7,272,261
Mastercard, Inc., Cl. A	66,164	36,521,866
MetLife, Inc.	47,620	3,801,028
Moody’s Corp.	12,815	6,155,044
Morgan Stanley	101,124	16,584,336
MSCI, Inc.	6,012	3,538,363
Nasdaq, Inc.	32,340	2,764,747
Northern Trust Corp.	17,250	2,219,557
PayPal Holdings, Inc. (a)	80,965	5,608,446
Principal Financial Group, Inc.	18,426	1,548,521
Prudential Financial, Inc.	29,743	3,093,272
Raymond James Financial, Inc.	15,038	2,386,079
Regions Financial Corp.	79,268	1,918,286
Robinhood Markets, Inc., Cl. A (a)	58,874	8,641,526
Rocket Cos., Inc., Cl. A	14,986	249,667
Ryan Specialty Holdings, Inc. (b)	5,647	309,456
S&P Global, Inc.	25,445	12,397,058
SoFi Technologies, Inc. (a),(b)	80,176	2,379,624

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Financials — 12.6% (continued)
State Street Corp.	25,173	2,911,509
Synchrony Financial	31,259	2,325,044
T. Rowe Price Group, Inc.	18,413	1,887,885
The Allstate Corp.	21,784	4,172,072
The Bank of New York Mellon Corp.	60,595	6,540,018
The Carlyle Group, Inc.	14,704	784,017
The Charles Schwab Corp.	138,279	13,070,131
The Goldman Sachs Group, Inc.	25,302	19,972,640
The Hartford Insurance Group, Inc.	23,920	2,970,386
The PNC Financial Services Group, Inc.	31,376	5,727,689
The Progressive Corp.	47,515	9,788,090
The Travelers Companies, Inc.	18,113	4,865,514
Toast, Inc., Cl. A (a)	36,415	1,316,038
TPG, Inc.	7,476	411,479
Tradeweb Markets, Inc., Cl. A	9,010	949,564
Truist Financial Corp.	103,377	4,613,716
U.S. Bancorp	119,796	5,592,077
Visa, Inc., Cl. A (b)	140,009	47,706,667
W. R. Berkley Corp.	23,986	1,711,161
Wells Fargo & Co.	268,091	23,315,874
Willis Towers Watson PLC	7,920	2,479,752
		604,377,770
Health Care — 9.1%
Abbott Laboratories	139,903	17,294,809
AbbVie, Inc.	144,575	31,523,133
Agilent Technologies, Inc.	23,774	3,479,563
Align Technology, Inc. (a)	6,057	835,139
Alnylam Pharmaceuticals, Inc. (a)	10,816	4,932,529
Amgen, Inc.	43,841	13,083,470
Baxter International, Inc.	43,749	808,044
Becton Dickinson & Co.	22,335	3,991,488
Biogen, Inc. (a)	11,827	1,824,551
Boston Scientific Corp. (a)	120,906	12,177,652
Bristol-Myers Squibb Co.	166,710	7,680,330
Cardinal Health, Inc.	18,769	3,580,562
Cencora, Inc.	13,926	4,704,342
Centene Corp. (a)	40,868	1,445,501
CVS Health Corp.	102,367	7,999,981
Danaher Corp.	51,769	11,150,007
Dexcom, Inc. (a)	31,399	1,828,050
Edwards Lifesciences Corp. (a)	47,395	3,907,718
Elevance Health, Inc.	18,392	5,833,942
Eli Lilly & Co.	69,371	59,857,461
GE HealthCare Technologies, Inc.	37,021	2,774,724
Gilead Sciences, Inc.	100,934	12,090,884
HCA Healthcare, Inc.	14,373	6,606,981
Hologic, Inc. (a)	20,032	1,480,565
Humana, Inc.	9,400	2,614,986
IDEXX Laboratories, Inc. (a)	6,814	4,289,481
Illumina, Inc. (a)	11,519	1,423,057

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Health Care — 9.1% (continued)
Incyte Corp. (a)	14,746	1,378,456
Insulet Corp. (a)	5,498	1,720,929
Intuitive Surgical, Inc. (a)	29,090	15,542,205
IQVIA Holdings, Inc. (a)	13,327	2,884,763
Johnson & Johnson	196,601	37,132,031
Labcorp Holdings, Inc.	6,951	1,765,276
McKesson Corp.	10,517	8,532,863
Medtronic PLC	106,634	9,671,704
Merck & Co., Inc.	203,610	17,506,388
Mettler-Toledo International, Inc. (a)	1,700	2,407,693
Molina Healthcare, Inc. (a)	3,682	563,567
Natera, Inc. (a)	11,055	2,199,171
Pfizer, Inc.	457,566	11,279,002
Quest Diagnostics, Inc.	9,184	1,615,925
Regeneron Pharmaceuticals, Inc.	8,713	5,679,133
ResMed, Inc. (b)	12,475	3,079,828
Royalty Pharma PLC, Cl. A	31,230	1,172,374
STERIS PLC	7,722	1,820,075
Stryker Corp.	27,616	9,837,924
The Cigna Group	21,817	5,332,293
The Cooper Companies, Inc. (a)	16,308	1,140,092
Thermo Fisher Scientific, Inc.	30,824	17,489,229
UnitedHealth Group, Inc.	73,090	24,964,620
Veeva Systems, Inc., Cl. A (a)	12,501	3,640,291
Vertex Pharmaceuticals, Inc. (a)	20,782	8,844,196
Waters Corp. (a)	5,253	1,836,449
West Pharmaceutical Services, Inc.	5,404	1,524,306
Zimmer Biomet Holdings, Inc.	16,721	1,681,464
Zoetis, Inc.	36,642	5,279,746
		436,740,943
Industrials — 8.1%
3M Co.	43,793	7,291,534
AMETEK, Inc.	19,720	3,985,609
Automatic Data Processing, Inc.	33,530	8,727,859
Axon Enterprise, Inc. (a)	5,806	4,251,327
Booz Allen Hamilton Holding Corp.	9,257	806,840
Broadridge Financial Solutions, Inc.	9,270	2,043,108
Builders FirstSource, Inc. (a)	7,826	909,146
Carlisle Companies, Inc.	3,674	1,194,234
Carrier Global Corp.	67,874	4,037,824
Caterpillar, Inc.	38,811	22,404,038
Cintas Corp.	28,141	5,157,401
Copart, Inc. (a)	70,282	3,022,829
CSX Corp.	157,690	5,679,994
Cummins, Inc.	10,941	4,788,657
Deere & Co.	20,459	9,444,488
Delta Air Lines, Inc.	50,699	2,909,109
Dover Corp.	12,414	2,252,644
Eaton Corp. PLC	31,801	12,133,990
EMCOR Group, Inc.	3,450	2,331,441

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Industrials — 8.1% (continued)
Emerson Electric Co.	46,163	6,442,970
Equifax, Inc.	9,661	2,039,437
Expeditors International of Washington, Inc.	11,474	1,398,681
Fastenal Co.	89,598	3,686,958
FedEx Corp.	18,236	4,628,662
Ferguson Enterprises, Inc.	15,212	3,780,182
Fortive Corp.	27,741	1,396,482
GE Vernova, Inc.	22,233	13,009,418
General Dynamics Corp.	18,334	6,323,397
General Electric Co.	86,835	26,827,673
HEICO Corp.	3,714	1,180,198
HEICO Corp., Cl. A	5,474	1,356,074
Honeywell International, Inc.	53,421	10,755,250
Howmet Aerospace, Inc.	32,933	6,782,551
Hubbell, Inc.	4,003	1,881,410
IDEX Corp.	5,843	1,001,841
Illinois Tool Works, Inc.	24,127	5,885,058
Ingersoll Rand, Inc.	32,663	2,493,167
J.B. Hunt Transport Services, Inc.	6,041	1,020,083
Jacobs Solutions, Inc.	9,539	1,486,272
Johnson Controls International PLC	52,963	6,058,438
L3Harris Technologies, Inc.	15,185	4,389,983
Leidos Holdings, Inc.	9,770	1,860,892
Lennox International, Inc.	2,182	1,101,910
Lockheed Martin Corp.	18,714	9,205,042
Norfolk Southern Corp.	18,395	5,212,775
Northrop Grumman Corp.	11,521	6,721,927
Old Dominion Freight Line, Inc.	14,689	2,062,629
Otis Worldwide Corp.	33,095	3,069,892
PACCAR, Inc.	42,212	4,153,661
Parker-Hannifin Corp.	10,603	8,194,316
Paychex, Inc.	26,103	3,054,834
Quanta Services, Inc.	12,305	5,526,545
Republic Services, Inc.	16,600	3,456,784
Rockwell Automation, Inc.	9,347	3,443,061
Rollins, Inc.	25,145	1,448,603
RTX Corp.	108,944	19,446,504
Southwest Airlines Co. (b)	49,174	1,489,972
SS&C Technologies Holdings, Inc.	18,199	1,545,459
Symbotic, Inc. (a),(b)	2,294	185,699
The Boeing Company (a)	58,399	11,739,367
Trane Technologies PLC	18,178	8,155,560
TransDigm Group, Inc.	4,257	5,570,327
TransUnion	16,143	1,310,489
Uber Technologies, Inc. (a)	164,890	15,911,885
Union Pacific Corp.	49,498	10,907,874
United Airlines Holdings, Inc. (a)	26,212	2,464,976
United Parcel Service, Inc., Cl. B	58,257	5,617,140
United Rentals, Inc.	5,449	4,747,060
Veralto Corp.	18,310	1,806,831

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Industrials — 8.1% (continued)
Verisk Analytics, Inc.	11,427	2,499,771
Vertiv Holdings Co., Cl. A	28,047	5,409,144
W.W. Grainger, Inc.	3,482	3,408,878
Waste Management, Inc.	32,695	6,531,480
Watsco, Inc. (b)	2,372	872,920
Westinghouse Air Brake Technologies Corp.	14,514	2,967,242
Xylem, Inc.	20,002	3,017,302
		391,315,008
Information Technology — 35.8%
Accenture PLC, Cl. A	54,718	13,684,972
Adobe, Inc. (a)	34,607	11,777,108
Advanced Micro Devices, Inc. (a)	132,388	33,907,215
Amdocs Ltd.	9,238	778,394
Amphenol Corp., Cl. A	98,564	13,733,908
Analog Devices, Inc.	40,633	9,513,404
Apple, Inc.	1,186,559	320,809,957
Applied Materials, Inc.	66,367	15,470,148
AppLovin Corp., Cl. A (a)	20,550	13,097,131
Arista Networks, Inc. (a)	84,063	13,255,894
Atlassian Corp., Cl. A (a)	13,221	2,239,902
Autodesk, Inc. (a)	17,780	5,357,825
Bentley Systems, Inc., Cl. B (b)	16,489	838,136
Broadcom, Inc.	375,876	138,935,046
Cadence Design Systems, Inc. (a)	22,346	7,568,367
CDW Corp.	11,210	1,786,538
Circle Internet Group, Inc. (a),(b)	7,708	978,762
Cisco Systems, Inc.	325,103	23,768,280
Cloudflare, Inc., Cl. A (a)	25,463	6,449,778
Cognizant Technology Solutions Corp., Cl. A	40,779	2,971,974
CoreWeave, Inc., Cl. A (a)	14,037	1,876,887
Corning, Inc.	65,830	5,864,136
CrowdStrike Holdings, Inc., Cl. A (a)	19,867	10,787,980
Datadog, Inc., Cl. A (a)	25,745	4,191,543
Dell Technologies, Inc., Cl. C	23,914	3,874,307
Entegris, Inc.	11,593	1,061,571
Fair Isaac Corp. (a)	1,903	3,158,086
First Solar, Inc. (a)	8,926	2,382,706
Flex Ltd. (a)	30,155	1,885,291
Fortinet, Inc. (a)	49,851	4,308,622
Gartner, Inc. (a)	5,858	1,454,776
GLOBALFOUNDRIES, Inc. (a),(b)	5,699	202,884
GoDaddy, Inc., Cl. A (a)	11,019	1,466,959
Hewlett Packard Enterprise Co.	104,243	2,545,614
HP, Inc.	75,437	2,087,342
HubSpot, Inc. (a)	4,026	1,980,470
Intel Corp. (a)	359,913	14,392,921
International Business Machines Corp.	75,469	23,199,925
Intuit, Inc.	22,155	14,789,570
Jabil, Inc.	8,844	1,953,551
Keysight Technologies, Inc. (a)	14,200	2,598,032

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Information Technology — 35.8% (continued)
KLA Corp.	10,973	13,263,504
Lam Research Corp.	105,267	16,575,342
Marvell Technology, Inc.	68,335	6,405,723
Microchip Technology, Inc.	45,510	2,840,734
Micron Technology, Inc.	91,478	20,470,032
Microsoft Corp.	598,645	309,984,367
MongoDB, Inc. (a)	6,947	2,499,670
Monolithic Power Systems, Inc.	3,657	3,675,285
Motorola Solutions, Inc.	13,276	5,399,482
NetApp, Inc.	15,175	1,787,311
NVIDIA Corp.	1,913,773	387,519,895
Okta, Inc. (a)	13,267	1,214,329
ON Semiconductor Corp. (a)	31,365	1,570,759
Oracle Corp.	132,962	34,917,151
Palantir Technologies, Inc., Cl. A (a)	171,077	34,295,806
Palo Alto Networks, Inc. (a),(b)	52,721	11,611,273
PTC, Inc. (a)	8,917	1,770,381
Pure Storage, Inc., Cl. A (a)	23,906	2,359,522
QUALCOMM, Inc.	89,736	16,233,242
Roper Technologies, Inc.	8,970	4,001,965
Salesforce, Inc.	75,736	19,722,412
Samsara, Inc., Cl. A (a)	23,608	948,333
Seagate Technology Holdings PLC	16,694	4,271,661
ServiceNow, Inc. (a)	16,612	15,271,079
Snowflake, Inc. (a)	25,944	7,131,487
Strategy, Inc., Cl. A (a)	21,468	5,785,841
Super Micro Computer, Inc. (a)	44,327	2,303,231
Synopsys, Inc. (a)	14,869	6,747,850
TE Connectivity PLC	24,461	6,042,112
Teledyne Technologies, Inc. (a)	3,748	1,974,521
Teradyne, Inc.	13,070	2,375,603
Texas Instruments, Inc.	73,312	11,836,956
Trimble, Inc. (a)	20,524	1,636,789
Tyler Technologies, Inc. (a)	3,404	1,621,189
Ubiquiti, Inc.	166	130,672
VeriSign, Inc.	6,862	1,645,508
Western Digital Corp.	30,884	4,639,086
Workday, Inc., Cl. A (a)	17,049	4,090,396
Zebra Technologies Corp., Cl. A (a)	3,754	1,010,764
Zoom Communications, Inc. (a)	21,682	1,891,321
Zscaler, Inc. (a)	7,930	2,625,940
		1,725,084,436
Materials — 1.9%
Air Products and Chemicals, Inc.	18,119	4,395,488
Amcor PLC	163,623	1,292,622
Anglogold Ashanti PLC (b)	38,489	2,617,252
Avery Dennison Corp.	6,852	1,198,346
Ball Corp.	22,269	1,046,643
CF Industries Holdings, Inc.	14,719	1,225,946
Corteva, Inc.	56,796	3,489,546

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Materials — 1.9% (continued)
CRH PLC	57,035	6,792,868
Dow, Inc.	53,422	1,274,115
DuPont de Nemours, Inc.	33,112	2,703,595
Ecolab, Inc.	20,118	5,158,255
Freeport-McMoRan, Inc.	116,154	4,843,622
International Flavors & Fragrances, Inc. (a)	21,576	1,358,641
International Paper Co.	41,712	1,611,752
Linde PLC	38,662	16,172,315
LyondellBasell Industries NV, Cl. A	16,890	784,034
Martin Marietta Materials, Inc.	5,154	3,159,917
Newmont Corp.	93,319	7,556,039
Nucor Corp.	18,831	2,825,592
Packaging Corp. of America	6,726	1,316,682
PPG Industries, Inc.	18,559	1,814,142
Reliance, Inc.	3,735	1,054,876
Smurfit WestRock PLC	40,988	1,513,277
Solstice Advanced Materials, Inc. (a)	13,203	595,059
Southern Copper Corp.	7,561	1,049,467
Steel Dynamics, Inc.	12,573	1,971,446
The Sherwin-Williams Company	19,612	6,764,963
Vulcan Materials Co.	10,850	3,141,075
		88,727,575
Real Estate — 1.7%
Alexandria Real Estate Equities, Inc. (c)	12,634	735,551
American Tower Corp. (c)	38,398	6,872,474
AvalonBay Communities, Inc. (c)	11,341	1,972,427
CBRE Group, Inc., Cl. A (a)	25,556	3,895,501
CoStar Group, Inc. (a)	33,650	2,315,456
Crown Castle, Inc. (c)	35,257	3,180,887
Digital Realty Trust, Inc. (c)	27,407	4,670,427
Equinix, Inc. (c)	7,688	6,504,125
Equity Residential (c)	31,090	1,847,990
Essex Property Trust, Inc. (c)	5,353	1,347,725
Extra Space Storage, Inc. (c)	16,987	2,268,444
Healthpeak Properties, Inc. (c)	60,698	1,089,529
Invitation Homes, Inc. (c)	46,118	1,298,222
Iron Mountain, Inc. (c)	23,653	2,435,076
Mid-America Apartment Communities, Inc. (c)	9,676	1,240,753
Prologis, Inc. (c)	75,844	9,411,482
Public Storage (c)	12,803	3,566,404
Realty Income Corp. (c)	71,129	4,124,059
SBA Communications Corp. (c)	9,043	1,731,554
Simon Property Group, Inc. (c)	27,139	4,769,951
Sun Communities, Inc. (c)	10,562	1,337,149
Ventas, Inc. (c)	34,975	2,580,805
VICI Properties, Inc. (c)	82,943	2,487,461
Welltower, Inc. (c)	51,954	9,405,752
Weyerhaeuser Co. (c)	60,250	1,385,750
		82,474,954

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Large Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Utilities — 2.3%
Alliant Energy Corp.	20,335	1,358,785
Ameren Corp.	21,826	2,226,689
American Electric Power Co., Inc.	42,425	5,102,031
American Water Works Co., Inc.	16,429	2,109,976
Atmos Energy Corp. (b)	12,317	2,115,075
CenterPoint Energy, Inc.	53,178	2,033,527
CMS Energy Corp.	24,346	1,790,648
Consolidated Edison, Inc.	27,637	2,692,120
Constellation Energy Corp.	25,340	9,553,180
Dominion Energy, Inc.	68,427	4,015,981
DTE Energy Co.	18,302	2,480,653
Duke Energy Corp.	62,281	7,741,528
Edison International	29,607	1,639,636
Entergy Corp.	36,536	3,510,744
Evergy, Inc.	19,940	1,531,591
Eversource Energy	31,203	2,303,093
Exelon Corp.	81,299	3,749,510
FirstEnergy Corp.	45,748	2,096,631
NextEra Energy, Inc.	167,474	13,632,384
NiSource, Inc.	38,389	1,616,561
NRG Energy, Inc.	16,031	2,755,088
PG&E Corp.	176,057	2,809,870
PPL Corp.	62,430	2,279,944
Public Service Enterprise Group, Inc.	42,315	3,408,896
Sempra	53,028	4,875,394
The Southern Company	88,083	8,283,325
Vistra Corp.	27,491	5,176,555
WEC Energy Group, Inc.	27,398	3,061,179
Xcel Energy, Inc.	47,426	3,849,568
		109,800,162
Total Common Stocks (cost $3,878,520,218)		4,802,369,533

	1-Day Yield (%)
Investment Companies — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $8,591,320)	4.04	8,591,320	8,591,320
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $2,138,381)	4.04	2,138,381	2,138,381
Total Investments (cost $3,889,249,919)		100.0%	4,813,099,234
Cash and Receivables (Net)		.0%	752,252
Net Assets		100.0%	4,813,851,486

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $28,556,538 and the value of the collateral was
$29,123,860, consisting of cash collateral of $2,138,381 and U.S. Government & Agency securities valued at $26,985,479.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon US Large Cap Core Equity ETF
Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .2%	1,648,039	54,021,076	(47,077,795)	8,591,320	279,347
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .0%	147,604	41,030,861	(39,040,084)	2,138,381	97,038 ††
Total - .2%	1,795,643	95,051,937	(86,117,879)	10,729,701	376,385

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BNY Mellon US Large Cap Core Equity ETF
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
S&P 500 E-mini	30	12/19/2025	9,996,217	10,311,000	314,783
Gross Unrealized Appreciation					314,783
See notes to financial statements.

SCHEDULES OF INVESTMENTS
October 31, 2025

BNY Mellon US Mid Cap Core Equity ETF
Description	Shares	Value ($)
Common Stocks — 99.8%
Communication Services — 3.0%
AST SpaceMobile, Inc. (a),(b)	31,789	2,551,067
EchoStar Corp., Cl. A (a),(b)	20,223	1,514,096
Frontier Communications Parent, Inc. (a)	39,761	1,501,375
GCI Liberty, Inc., Cl. A (a)	1,194	43,665
GCI Liberty, Inc., Cl. C (a)	3,971	145,438
Liberty Broadband Corp., Cl. A (a)	1,780	95,212
Liberty Broadband Corp., Cl. C (a)	17,859	961,171
Match Group, Inc.	39,213	1,268,149
News Corp., Cl. A	64,686	1,714,179
News Corp., Cl. B	18,268	556,626
Paramount Skydance Corp., Cl. B (b)	99,932	1,537,954
Roku, Inc. (a)	22,124	2,348,020
Sirius XM Holdings, Inc. (b)	34,351	745,073
The Interpublic Group of Companies, Inc.	59,539	1,527,771
The New York Times Company, Cl. A	26,084	1,486,527
		17,996,323
Consumer Discretionary — 12.8%
ADT, Inc.	96,685	854,695
Aramark	39,765	1,506,298
Autoliv, Inc.	11,294	1,319,139
AutoNation, Inc. (a)	4,807	960,775
Bath & Body Works, Inc.	31,187	763,458
Birkenstock Holding PLC (a)	5,188	207,053
BorgWarner, Inc.	36,452	1,565,978
Bright Horizons Family Solutions, Inc. (a)	9,932	1,084,872
Brinker International, Inc. (a)	7,385	802,454
Burlington Stores, Inc. (a)	10,697	2,926,592
Caesars Entertainment, Inc. (a)	30,819	619,462
CarMax, Inc. (a)	23,527	986,017
Cava Group, Inc. (a)	15,631	839,854
Chewy, Inc., Cl. A (a)	32,313	1,089,594
Choice Hotels International, Inc.	4,054	376,860
Churchill Downs, Inc.	10,669	1,058,365
Crocs, Inc. (a)	8,413	687,258
Dick’s Sporting Goods, Inc.	9,341	2,068,564
Dillard’s, Inc., Cl. A	1,291	774,703
Domino’s Pizza, Inc.	5,530	2,203,484
Duolingo, Inc. (a)	6,248	1,690,959
Dutch Bros, Inc., Cl. A (a)	19,204	1,066,590
Five Below, Inc. (a)	9,068	1,426,124
Floor & Decor Holdings, Inc., Cl. A (a)	16,960	1,059,661
GameStop Corp., Cl. A (a),(b)	69,185	1,542,134
H&R Block, Inc.	20,851	1,037,129
Hasbro, Inc.	21,655	1,652,493
Hyatt Hotels Corp., Cl. A	7,130	979,733
Levi Strauss & Co., Cl. A	18,642	378,060

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Consumer Discretionary — 12.8% (continued)
Life Time Group Holdings, Inc. (a)	16,539	409,009
Light & Wonder, Inc. (a),(b)	11,793	857,351
Lithia Motors, Inc.	4,486	1,408,963
LKQ Corp.	38,873	1,242,381
Lucid Group, Inc. (a),(b)	21,656	384,394
Mattel, Inc. (a)	50,891	935,377
MGM Resorts International (a)	34,635	1,109,359
Mobileye Global, Inc., Cl. A (a)	18,636	245,063
Mohawk Industries, Inc. (a)	8,976	1,020,033
Murphy USA, Inc.	2,841	1,017,646
Norwegian Cruise Line Holdings Ltd. (a)	76,095	1,706,050
Ollie’s Bargain Outlet Holdings, Inc. (a)	10,420	1,258,840
Penske Automotive Group, Inc.	3,098	495,897
Planet Fitness, Inc., Cl. A (a)	14,381	1,304,213
Pool Corp.	6,376	1,702,775
Ralph Lauren Corp.	6,248	1,997,236
Rivian Automotive, Inc., Cl. A (a),(b)	131,839	1,789,055
Service Corp. International	23,304	1,946,117
SharkNinja, Inc. (a)	8,834	755,307
Somnigroup International, Inc.	34,519	2,738,737
Tapestry, Inc.	34,552	3,794,501
Texas Roadhouse, Inc.	10,620	1,737,220
The Gap, Inc.	30,874	705,471
Toll Brothers, Inc.	16,805	2,267,835
TopBuild Corp. (a)	4,894	2,067,617
Vail Resorts, Inc.	5,606	831,538
Wayfair, Inc., Cl. A (a)	16,343	1,691,664
Wingstop, Inc. (b)	4,831	1,046,539
Wyndham Hotels & Resorts, Inc.	13,115	963,034
Wynn Resorts Ltd.	14,404	1,713,932
Yum China Holdings, Inc.	61,630	2,666,114
		77,337,626
Consumer Staples — 4.8%
Albertsons Cos., Inc., Cl. A	64,137	1,134,584
BellRing Brands, Inc. (a)	19,473	586,721
BJ’s Wholesale Club Holdings, Inc. (a)	21,165	1,868,023
Bunge Global SA	22,828	2,159,529
Casey’s General Stores, Inc.	6,066	3,113,011
Celsius Holdings, Inc. (a)	31,126	1,874,719
Coca-Cola Consolidated, Inc.	8,970	1,169,509
Conagra Brands, Inc.	82,005	1,409,666
Ingredion, Inc.	10,202	1,177,413
Lamb Weston Holdings, Inc.	22,555	1,392,320
Maplebear, Inc. (a)	29,821	1,099,202
Molson Coors Beverage Co., Cl. B	26,113	1,141,660
Performance Food Group Co. (a)	26,231	2,537,587
Pilgrim’s Pride Corp.	5,503	209,664
Post Holdings, Inc. (a)	8,751	909,491
Primo Brands Corp.	39,786	874,098
Sprouts Farmers Market, Inc. (a)	15,702	1,239,830

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Consumer Staples — 4.8% (continued)
The Campbell’s Company	29,988	903,538
The J.M. Smucker Company	16,681	1,727,318
US Foods Holding Corp. (a)	35,977	2,612,650
		29,140,533
Energy — 2.8%
Antero Midstream Corp.	59,325	1,023,356
Antero Resources Corp. (a)	46,357	1,432,895
APA Corp. (b)	54,915	1,243,825
Chord Energy Corp.	8,953	812,216
DT Midstream, Inc.	17,401	1,905,235
Hess Midstream LP, Cl. A	20,617	699,947
HF Sinclair Corp.	24,402	1,259,143
Kinetik Holdings, Inc.	5,039	194,052
Matador Resources Co.	18,349	724,052
Ovintiv, Inc.	42,254	1,584,948
Permian Resources Corp.	98,317	1,234,862
Range Resources Corp.	37,487	1,332,663
TechnipFMC PLC	70,695	2,923,238
Viper Energy, Inc., Cl. A	20,163	757,322
		17,127,754
Financials — 13.2%
AGNC Investment Corp. (b),(c)	170,197	1,701,970
Ally Financial, Inc.	47,409	1,847,529
American Financial Group, Inc.	12,269	1,615,582
Annaly Capital Management, Inc. (c)	100,925	2,136,582
Assurant, Inc.	8,387	1,775,696
Axis Capital Holdings Ltd.	11,974	1,121,485
BOK Financial Corp.	4,347	454,609
CNA Financial Corp.	4,571	203,638
Comerica, Inc.	22,621	1,730,506
Commerce Bancshares, Inc.	19,236	1,012,391
Corebridge Financial, Inc.	63,209	2,058,085
Credit Acceptance Corp. (a),(b)	1,040	465,234
Cullen/Frost Bankers, Inc.	10,225	1,259,107
East West Bancorp, Inc.	23,231	2,360,270
Equitable Holdings, Inc.	51,652	2,551,609
Evercore, Inc., Cl. A	6,156	1,813,311
Fidelity National Financial, Inc.	44,416	2,453,540
First American Financial Corp.	17,372	1,085,924
First Horizon Corp.	82,642	1,765,233
Franklin Resources, Inc.	55,155	1,247,055
Freedom Holding Corp. (a),(b)	2,558	393,062
Globe Life, Inc.	13,724	1,804,843
Hamilton Lane, Inc., Cl. A	5,895	671,794
Houlihan Lokey, Inc.	9,230	1,652,908
Invesco Ltd.	54,322	1,287,431
Jack Henry & Associates, Inc.	11,677	1,739,172
Jackson Financial, Inc., Cl. A	11,116	1,120,604
Jefferies Financial Group, Inc.	27,850	1,471,315
KeyCorp	157,717	2,774,242

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Financials — 13.2% (continued)
Kinsale Capital Group, Inc.	3,791	1,514,391
MarketAxess Holdings, Inc.	5,806	929,308
Morningstar, Inc.	3,890	825,847
Old National Bancorp	51,325	1,048,570
Old Republic International Corp.	37,355	1,474,028
OneMain Holdings, Inc.	20,393	1,207,062
Pinnacle Financial Partners, Inc.	12,051	1,026,866
Popular, Inc.	11,655	1,299,183
Primerica, Inc.	5,686	1,477,621
Prosperity Bancshares, Inc.	14,314	942,147
Reinsurance Group of America, Inc.	10,634	1,940,280
RenaissanceRe Holdings Ltd.	8,247	2,095,480
RLI Corp.	12,959	764,063
SEI Investments Co.	15,170	1,222,854
Shift4 Payments, Inc., Cl. A (a),(b)	10,482	724,306
SouthState Bank Corp.	15,620	1,384,713
Starwood Property Trust, Inc. (c)	52,861	961,013
StepStone Group, Inc., Cl. A	10,037	611,053
Stifel Financial Corp.	16,967	2,009,402
Synovus Financial Corp.	21,840	974,938
UMB Financial Corp.	12,431	1,328,625
Unum Group	25,547	1,875,661
Upstart Holdings, Inc. (a),(b)	14,270	678,110
UWM Holdings Corp.	34,756	195,676
Voya Financial, Inc.	16,839	1,253,832
Webster Financial Corp.	29,176	1,664,199
Western Alliance Bancorp	18,663	1,443,583
Wintrust Financial Corp.	11,254	1,463,245
Zions Bancorp NA	25,013	1,303,427
		79,214,210
Health Care — 11.4%
Avantor, Inc. (a)	113,656	1,343,414
BioMarin Pharmaceutical, Inc. (a)	32,475	1,739,686
Bio-Rad Laboratories, Inc., Cl. A (a)	3,343	1,068,256
Bio-Techne Corp.	24,719	1,546,668
Bridgebio Pharma, Inc. (a)	20,043	1,255,494
Bruker Corp.	15,266	594,458
Charles River Laboratories International, Inc. (a)	7,733	1,392,481
Chemed Corp.	2,264	976,463
Corcept Therapeutics, Inc. (a)	15,008	1,102,638
DaVita, Inc. (a)	6,997	832,783
Doximity, Inc., Cl. A (a)	21,513	1,419,858
Elanco Animal Health, Inc. (a)	82,507	1,827,530
Encompass Health Corp.	16,465	1,874,540
Exact Sciences Corp. (a)	29,978	1,939,277
Exelixis, Inc. (a)	38,320	1,481,834
Glaukos Corp. (a)	8,577	755,376
Globus Medical, Inc., Cl. A (a)	19,589	1,182,980
Halozyme Therapeutics, Inc. (a)	20,165	1,314,556
HealthEquity, Inc. (a)	13,521	1,278,816

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Health Care — 11.4% (continued)
Henry Schein, Inc. (a)	19,021	1,202,127
Hims & Hers Health, Inc. (a),(b)	29,572	1,344,343
Insmed, Inc. (a)	30,962	5,870,395
Jazz Pharmaceuticals PLC (a)	9,890	1,361,260
Lantheus Holdings, Inc. (a)	10,283	593,226
Madrigal Pharmaceuticals, Inc. (a)	2,697	1,129,773
Masimo Corp. (a)	7,345	1,033,074
Medpace Holdings, Inc. (a)	3,812	2,229,677
Moderna, Inc. (a)	58,176	1,580,060
Neurocrine Biosciences, Inc. (a)	16,440	2,354,372
Penumbra, Inc. (a)	5,894	1,340,119
QIAGEN NV	37,219	1,743,710
Repligen Corp. (a)	8,232	1,227,062
Revolution Medicines, Inc. (a)	28,298	1,665,054
Revvity, Inc.	20,227	1,893,045
Roivant Sciences Ltd. (a)	64,479	1,288,935
Solventum Corp. (a)	23,763	1,640,598
Summit Therapeutics, Inc. (a),(b)	17,952	339,472
Tempus AI, Inc. (a),(b)	16,813	1,510,648
Tenet Healthcare Corp. (a)	15,252	3,149,386
The Ensign Group, Inc.	9,265	1,668,627
United Therapeutics Corp. (a)	6,917	3,081,039
Universal Health Services, Inc., Cl. B	9,561	2,074,833
Viatris, Inc.	195,604	2,026,458
Waystar Holding Corp. (a)	12,100	433,785
		68,708,186
Industrials — 25.0%
A.O. Smith Corp.	19,965	1,317,490
AAON, Inc. (b)	9,614	945,921
Acuity, Inc.	5,265	1,921,988
Advanced Drainage Systems, Inc.	11,521	1,613,516
AECOM	21,755	2,922,784
AeroVironment, Inc. (a)	5,033	1,861,757
AGCO Corp.	9,822	1,013,238
Alaska Air Group, Inc. (a)	19,371	808,352
Allegion PLC	14,226	2,358,244
Allison Transmission Holdings, Inc.	13,278	1,096,099
American Airlines Group, Inc. (a)	104,378	1,370,483
API Group Corp. (a)	51,309	1,889,197
Applied Industrial Technologies, Inc.	6,501	1,671,342
Armstrong World Industries, Inc.	7,212	1,373,381
BWX Technologies, Inc.	15,087	3,222,734
C.H. Robinson Worldwide, Inc.	19,759	3,042,688
CACI International, Inc., Cl. A (a)	3,779	2,124,743
Carpenter Technology Corp.	8,266	2,611,229
Casella Waste Systems, Inc., Cl. A (a)	9,683	857,623
Chart Industries, Inc. (a)	7,709	1,538,871
Clean Harbors, Inc. (a)	8,551	1,800,071
CNH Industrial NV	140,966	1,478,733
Comfort Systems USA, Inc.	5,758	5,559,810

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Industrials — 25.0% (continued)
Core & Main, Inc., Cl. A (a)	17,197	897,339
Crane Co.	8,422	1,600,180
Curtiss-Wright Corp.	6,259	3,728,674
Dayforce, Inc. (a)	26,362	1,812,124
Donaldson Co., Inc.	20,072	1,691,066
Dycom Industries, Inc. (a)	4,412	1,269,729
Esab Corp.	9,936	1,160,724
ExlService Holdings, Inc. (a)	24,609	962,212
Flowserve Corp.	20,595	1,405,609
Fluor Corp. (a)	26,406	1,287,821
Fortune Brands Innovations, Inc.	18,929	961,593
FTAI Aviation Ltd.	16,853	2,913,884
FTI Consulting, Inc. (a)	5,261	868,118
Generac Holdings, Inc. (a)	9,884	1,660,710
Genpact Ltd.	27,951	1,066,331
Graco, Inc.	28,185	2,304,687
Huntington Ingalls Industries, Inc.	6,618	2,131,128
ITT, Inc.	13,335	2,467,908
Joby Aviation, Inc. (a)	73,971	1,282,657
KBR, Inc.	20,168	863,997
Kirby Corp. (a)	8,599	889,825
Knight-Swift Transportation Holdings, Inc.	24,890	1,123,037
Kratos Defense & Security Solutions, Inc. (a)	26,801	2,428,171
Leonardo DRS, Inc.	8,248	301,547
Lincoln Electric Holdings, Inc.	9,405	2,205,002
Loar Holdings, Inc. (a)	2,918	230,901
Masco Corp.	35,420	2,293,799
MasTec, Inc. (a)	10,514	2,146,538
MSA Safety, Inc.	6,471	1,016,141
Mueller Industries, Inc.	17,273	1,828,693
NEXTracker, Inc., Cl. A (a)	22,335	2,260,749
Nordson Corp.	9,116	2,114,456
NuScale Power Corp. (a),(b)	18,585	833,909
nVent Electric PLC	27,514	3,146,226
Oshkosh Corp.	10,865	1,339,546
Owens Corning	14,419	1,835,683
Parsons Corp. (a)	6,930	576,160
Paycom Software, Inc.	8,770	1,640,779
Paylocity Holding Corp. (a)	6,817	963,038
Pentair PLC	27,884	2,965,463
QXO, Inc. (a),(b)	102,438	1,810,079
RBC Bearings, Inc. (a)	5,296	2,269,495
Regal Rexnord Corp.	11,377	1,602,906
Rocket Lab Corp. (a)	68,216	4,296,244
Ryder System, Inc.	7,075	1,197,302
Saia, Inc. (a)	4,235	1,238,738
Simpson Manufacturing Co., Inc.	7,291	1,286,861
SiteOne Landscape Supply, Inc. (a)	7,721	1,001,954
Snap-on, Inc.	8,400	2,818,620
SPX Technologies, Inc. (a)	7,749	1,734,924

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Industrials — 25.0% (continued)
StandardAero, Inc. (a)	22,042	636,793
Stanley Black & Decker, Inc.	26,180	1,772,910
Sterling Infrastructure, Inc. (a)	4,682	1,769,328
Tetra Tech, Inc.	45,200	1,445,496
Textron, Inc.	30,755	2,485,312
The Middleby Corp. (a)	9,185	1,141,053
The Toro Company	15,633	1,168,254
Trex Company, Inc. (a)	18,642	900,781
UFP Industries, Inc.	10,286	947,649
U-Haul Holding Co. (a)	874	46,462
U-Haul Holding Co.	17,772	861,764
UL Solutions, Inc., Cl. A	9,360	728,863
Watts Water Technologies, Inc., Cl. A	4,451	1,213,343
WESCO International, Inc.	7,621	1,977,878
Woodward, Inc.	9,971	2,613,499
XPO, Inc. (a)	19,617	2,822,298
		150,665,254
Information Technology — 13.0%
Akamai Technologies, Inc. (a)	24,592	1,846,859
Appfolio, Inc., Cl. A (a)	3,876	986,171
Arrow Electronics, Inc. (a)	9,104	1,015,551
Astera Labs, Inc. (a)	21,177	3,953,322
Aurora Innovation, Inc. (a)	176,119	922,864
Badger Meter, Inc.	5,211	940,325
CCC Intelligent Solutions Holdings, Inc. (a)	77,016	671,580
Ciena Corp. (a)	23,419	4,447,737
Clearwater Analytics Holdings, Inc., Cl. A (a)	38,247	704,127
Coherent Corp. (a)	21,617	2,852,579
Commvault Systems, Inc. (a)	7,683	1,069,627
Confluent, Inc., Cl. A (a)	41,645	973,244
Credo Technology Group Holding Ltd. (a)	24,052	4,512,636
Docusign, Inc. (a)	32,467	2,374,636
Dolby Laboratories, Inc., Cl. A	9,317	617,903
Dropbox, Inc., Cl. A (a)	35,326	1,024,454
Dynatrace, Inc. (a)	47,919	2,423,264
Elastic NV (a)	13,915	1,241,496
Enphase Energy, Inc. (a)	19,593	597,782
EPAM Systems, Inc. (a)	8,778	1,435,554
F5, Inc. (a)	9,520	2,409,036
Fabrinet (a)	5,964	2,627,560
Gen Digital, Inc.	92,663	2,442,597
Gitlab, Inc., Cl. A (a),(b)	20,534	1,001,033
Guidewire Software, Inc. (a)	13,280	3,102,739
Informatica, Inc., Cl. A (a)	20,951	521,051
IonQ, Inc. (a),(b)	42,604	2,657,638
Klaviyo, Inc., Cl. A (a)	16,652	432,952
Kyndryl Holdings, Inc. (a)	36,512	1,055,927
Lattice Semiconductor Corp. (a)	21,708	1,583,816
MACOM Technology Solutions Holdings, Inc. (a)	10,041	1,487,373
Manhattan Associates, Inc. (a)	10,275	1,870,769

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Information Technology — 13.0% (continued)
MKS, Inc.	10,883	1,563,996
Nutanix, Inc., Cl. A (a)	40,672	2,897,473
Pegasystems, Inc.	14,049	894,219
Procore Technologies, Inc. (a)	14,898	1,099,770
Qorvo, Inc. (a)	15,898	1,509,038
Rubrik, Inc., Cl. A (a)	17,180	1,293,139
SailPoint, Inc. (a),(b)	13,434	291,249
SentinelOne, Inc., Cl. A (a)	48,104	858,656
ServiceTitan, Inc., Cl. A (a)	7,234	682,600
Skyworks Solutions, Inc.	25,652	1,993,674
TD Synnex Corp.	12,438	1,946,423
Twilio, Inc., Cl. A (a)	24,401	3,291,207
UiPath, Inc., Cl. A (a)	62,186	986,270
Unity Software, Inc. (a)	52,216	1,978,986
Universal Display Corp.	6,923	1,019,620
Vertex, Inc., Cl. A (a),(b)	8,250	188,925
		78,299,447
Materials — 3.4%
Albemarle Corp.	20,188	1,983,067
Alcoa Corp.	40,850	1,502,871
AptarGroup, Inc.	10,442	1,211,376
ATI, Inc. (a)	23,524	2,328,170
Axalta Coating Systems Ltd. (a)	34,827	991,525
Celanese Corp.	15,497	595,705
Crown Holdings, Inc.	18,547	1,802,397
Eagle Materials, Inc.	5,595	1,187,930
Eastman Chemical Co.	18,203	1,083,443
Graphic Packaging Holding Co. (b)	46,820	748,652
Louisiana-Pacific Corp.	9,853	858,295
Royal Gold, Inc.	11,211	1,959,571
RPM International, Inc.	21,485	2,347,881
The Mosaic Company	54,162	1,486,747
Westlake Corp.	6,089	418,984
		20,506,614
Real Estate — 7.6%
Agree Realty Corp. (c)	17,196	1,255,480
American Homes 4 Rent, Cl. A (c)	55,041	1,739,296
Brixmor Property Group, Inc. (c)	52,290	1,367,906
BXP, Inc. (c)	25,015	1,780,818
Camden Property Trust (c)	17,003	1,691,458
CubeSmart (c)	39,026	1,470,109
EastGroup Properties, Inc. (c)	8,299	1,448,424
Equity LifeStyle Properties, Inc. (c)	29,433	1,796,885
Essential Properties Realty Trust, Inc. (c)	34,465	1,029,814
Federal Realty Investment Trust (c)	12,351	1,188,043
First Industrial Realty Trust, Inc. (c)	22,941	1,268,179
Gaming and Leisure Properties, Inc. (c)	42,552	1,900,372
Healthcare Realty Trust, Inc. (c)	61,319	1,086,573
Host Hotels & Resorts, Inc. (c)	117,163	1,876,951
Jones Lang LaSalle, Inc. (a)	8,071	2,462,381

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Real Estate — 7.6% (continued)
Kilroy Realty Corp. (c)	20,885	882,391
Kimco Realty Corp. (c)	112,147	2,316,957
Lamar Advertising Co., Cl. A (c)	14,950	1,772,921
Lineage, Inc. (b),(c)	10,268	404,559
NNN REIT, Inc. (c)	32,492	1,314,626
Omega Healthcare Investors, Inc. (c)	48,197	2,025,720
Regency Centers Corp. (c)	27,816	1,917,913
Rexford Industrial Realty, Inc. (c)	37,958	1,568,425
Ryman Hospitality Properties, Inc. (c)	9,571	831,816
STAG Industrial, Inc. (c)	32,540	1,245,306
UDR, Inc. (c)	49,270	1,659,906
Vornado Realty Trust (c)	24,818	941,595
WP Carey, Inc. (c)	37,040	2,444,640
Zillow Group, Inc., Cl. A (a)	8,455	604,786
Zillow Group, Inc., Cl. C (a)	29,012	2,175,320
		45,469,570
Utilities — 2.8%
Brookfield Renewable Corp. (b)	25,655	1,109,835
Essential Utilities, Inc.	44,313	1,729,537
IDACORP, Inc.	9,279	1,197,177
National Fuel Gas Co.	14,056	1,109,159
OGE Energy Corp.	34,667	1,530,201
Oklo, Inc. (a),(b)	19,474	2,585,563
Pinnacle West Capital Corp.	19,154	1,695,512
Talen Energy Corp. (a)	7,541	3,014,741
The AES Corp.	113,385	1,572,650
UGI Corp.	33,826	1,130,803
		16,675,178
Total Common Stocks (cost $524,114,737)		601,140,695

	1-Day Yield (%)
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $894,346)	4.04	894,346	894,346
Investment of Cash Collateral for Securities Loaned — 1.4%
Registered Investment Companies — 1.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $8,364,346)	4.04	8,364,346	8,364,346
Total Investments (cost $533,373,429)		101.3%	610,399,387
Liabilities, Less Cash and Receivables		(1.3%)	(8,024,324)
Net Assets		100.0%	602,375,063

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $27,619,370 and the value of the collateral was
$28,255,757, consisting of cash collateral of $8,364,346 and U.S. Government & Agency securities valued at $19,891,411.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon US Mid Cap Core Equity ETF
Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .1%	826,111	22,221,536	(22,153,301)	894,346	58,792
Investment of Cash Collateral for Securities Loaned - 1.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 1.4%	3,924,945	98,405,047	(93,965,646)	8,364,346	115,082 ††
Total - 1.5%	4,751,056	120,626,583	(116,118,947)	9,258,692	173,874

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BNY Mellon US Mid Cap Core Equity ETF
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
Micro E-mini S&P MidCap 400	3	12/19/2025	990,122	977,310	(12,812)
Gross Unrealized Depreciation					(12,812)
See notes to financial statements.

SCHEDULES OF INVESTMENTS
October 31, 2025

BNY Mellon US Small Cap Core Equity ETF
Description	Shares	Value ($)
Common Stocks — 99.8%
Communication Services — 3.2%
Array Digital Infrastructure, Inc.	393	19,304
Atlanta Braves Holdings, Inc., Cl. C (a)	1,191	48,498
Cargurus, Inc. (a)	2,132	74,876
Cinemark Holdings, Inc.	2,955	79,815
Cogent Communications Holdings, Inc.	1,233	50,861
DoubleVerify Holdings, Inc. (a)	3,923	44,644
Globalstar, Inc. (a),(b)	1,426	77,589
Grindr, Inc. (a)	1,221	16,923
IAC, Inc. (a)	1,815	58,479
Iridium Communications, Inc.	2,692	51,552
John Wiley & Sons, Inc., Cl. A	1,110	40,926
Liberty Global Ltd., Cl. A (a)	4,678	51,458
Liberty Global Ltd., Cl. C (a)	3,917	43,675
Lumen Technologies, Inc. (a)	26,733	274,815
Madison Square Garden Sports Corp. (a)	457	97,976
Magnite, Inc. (a)	3,745	66,961
Millicom International Cellular SA	2,841	133,839
Nexstar Media Group, Inc.	796	155,801
Playtika Holding Corp.	1,917	7,035
Rumble, Inc. (a),(b)	2,463	16,896
TEGNA, Inc.	4,331	85,191
Telephone and Data Systems, Inc.	2,681	104,076
TripAdvisor, Inc. (a)	3,136	50,364
Trump Media & Technology Group Corp. (a),(b)	4,592	70,372
Yelp, Inc. (a)	1,707	56,297
ZoomInfo Technologies, Inc. (a)	8,377	93,990
		1,872,213
Consumer Discretionary — 11.7%
Abercrombie & Fitch Co., Cl. A (a)	1,297	94,097
Academy Sports & Outdoors, Inc.	1,842	88,213
Acushnet Holdings Corp.	729	56,374
Adtalem Global Education, Inc. (a)	986	96,648
Advance Auto Parts, Inc. (b)	1,668	78,613
American Eagle Outfitters, Inc.	4,685	78,286
Asbury Automotive Group, Inc. (a)	553	129,734
Boot Barn Holdings, Inc. (a)	838	158,927
Boyd Gaming Corp.	1,585	123,424
Brightstar Lottery PLC	2,896	48,247
Brunswick Corp.	1,841	121,709
Capri Holdings Ltd. (a)	3,232	67,064
Cavco Industries, Inc. (a)	210	111,258
Century Communities, Inc.	759	45,085
Champion Homes, Inc. (a)	1,543	105,279
Columbia Sportswear Co.	896	44,468
Dorman Products, Inc. (a)	711	95,366
Dream Finders Homes, Inc., Cl. A (a),(b)	784	15,523

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Consumer Discretionary — 11.7% (continued)
Etsy, Inc. (a)	2,895	179,490
Frontdoor, Inc. (a)	2,054	136,447
Gentex Corp.	6,446	151,159
Global Business Travel Group I (a),(b)	3,586	28,186
Graham Holdings Co., Cl. B	88	89,067
Grand Canyon Education, Inc. (a)	786	148,004
Green Brick Partners, Inc. (a)	871	56,389
Group 1 Automotive, Inc.	346	137,549
Hanesbrands, Inc. (a)	9,707	64,163
Harley-Davidson, Inc.	3,053	82,370
Hilton Grand Vacations, Inc. (a)	1,786	74,030
Installed Building Products, Inc. (b)	641	159,115
KB Home	1,746	108,985
Kontoor Brands, Inc.	1,540	124,617
Laureate Education, Inc. (a)	3,610	104,798
LCI Industries	695	71,926
Lear Corp.	1,479	154,777
M/I Homes, Inc. (a)	729	91,264
Macy’s, Inc.	6,846	133,429
Marriott Vacations Worldwide Corp.	940	62,021
Meritage Homes Corp.	2,072	139,984
Mister Car Wash, Inc. (a)	2,886	16,133
Modine Manufacturing Co. (a)	1,380	211,430
Newell Brands, Inc.	10,872	36,965
Patrick Industries, Inc.	861	89,863
Peloton Interactive, Inc., Cl. A (a)	10,494	76,186
Penn Entertainment, Inc. (a)	3,714	61,132
Polaris, Inc.	1,519	100,406
PVH Corp.	1,322	103,552
QuantumScape Corp. (a)	11,473	211,562
Red Rock Resorts, Inc., Cl. A	1,450	77,300
RH (a)	426	73,481
Rush Street Interactive, Inc. (a)	2,397	40,653
Shake Shack, Inc., Cl. A (a)	1,050	101,336
Signet Jewelers Ltd.	1,020	100,827
Six Flags Entertainment Corp. (a)	2,552	58,645
Sonic Automotive, Inc., Cl. A	441	28,017
Steven Madden Ltd.	1,973	66,904
Strategic Education, Inc.	612	46,500
Stride, Inc. (a)	1,166	79,335
Taylor Morrison Home Corp. (a)	2,846	168,682
The Cheesecake Factory, Inc. (b)	1,302	64,840
The Goodyear Tire & Rubber Company (a)	7,820	53,880
The Wendy’s Company	5,461	46,637
Thor Industries, Inc.	1,416	147,760
Travel + Leisure Co.	1,780	111,748
Tri Pointe Homes, Inc. (a)	2,500	79,625
Under Armour, Inc., Cl. A (a),(b)	5,684	26,203
Under Armour, Inc., Cl. C (a)	3,595	15,962
United Parks & Resorts, Inc. (a),(b)	758	36,687

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Consumer Discretionary — 11.7% (continued)
Urban Outfitters, Inc. (a)	1,545	99,822
Valvoline, Inc. (a)	3,530	116,525
VF Corp.	10,600	148,824
Visteon Corp.	778	83,370
Warby Parker, Inc., Cl. A (a)	2,477	48,524
Whirlpool Corp. (b)	1,505	107,803
YETI Holdings, Inc. (a)	2,302	78,245
		6,871,449
Consumer Staples — 2.2%
Cal-Maine Foods, Inc.	1,290	113,262
Central Garden & Pet Co. (a)	239	7,330
Central Garden & Pet Co., Cl. A (a)	1,469	40,853
Coty, Inc., Cl. A (a)	10,045	39,879
Darling Ingredients, Inc. (a)	4,359	139,706
elf Beauty, Inc. (a),(b)	1,523	186,019
Flowers Foods, Inc.	5,227	62,358
Freshpet, Inc. (a)	1,249	61,463
Interparfums, Inc.	490	43,683
J & J Snack Foods Corp.	471	39,870
National Beverage Corp. (a)	677	23,201
PriceSmart, Inc.	712	81,837
Reynolds Consumer Products, Inc.	1,485	36,293
Seaboard Corp.	9	30,330
The Boston Beer Company, Inc., Cl. A (a)	248	51,334
The Chefs’ Warehouse, Inc. (a)	1,073	63,307
The Marzetti Company	541	84,823
The Simply Good Foods Company (a)	2,493	48,788
Tootsie Roll Industries, Inc.	464	16,375
Utz Brands, Inc.	2,025	21,323
WD-40 Co.	366	71,106
		1,263,140
Energy — 4.9%
Archrock, Inc.	4,487	113,387
Atlas Energy Solutions, Inc. (b)	2,213	27,397
Cactus, Inc., Cl. A	1,893	83,614
California Resources Corp.	1,755	82,783
Centrus Energy Corp., Cl. A (a),(b)	437	160,580
Civitas Resources, Inc.	2,117	61,033
CNX Resources Corp. (a),(b)	3,903	131,375
Comstock Resources, Inc. (a),(b)	2,501	46,894
Core Natural Resources, Inc.	1,362	107,598
Crescent Energy Co., Cl. A	6,910	58,251
CVR Energy, Inc. (a)	991	35,270
Excelerate Energy, Inc., Cl. A	649	16,816
Golar LNG Ltd.	2,694	110,589
Gulfport Energy Corp. (a)	371	69,010
Helmerich & Payne, Inc.	2,662	69,904
Kodiak Gas Services, Inc.	1,492	55,025
Liberty Energy, Inc.	4,355	78,869
Magnolia Oil & Gas Corp., Cl. A	5,344	120,026

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Energy — 4.9% (continued)
Murphy Oil Corp.	3,711	105,021
Noble Corp. PLC (b)	3,606	105,836
Northern Oil & Gas, Inc.	2,578	57,051
NOV, Inc.	10,744	156,862
Oceaneering International, Inc. (a)	2,815	65,561
Patterson-UTI Energy, Inc.	9,655	60,537
PBF Energy, Inc., Cl. A	2,546	86,997
Peabody Energy Corp.	3,157	86,565
Scorpio Tankers, Inc.	1,282	79,099
SM Energy Co.	3,159	65,992
Tidewater, Inc. (a)	1,326	67,082
Transocean Ltd. (a)	20,891	80,222
Uranium Energy Corp. (a)	12,349	186,840
Valaris Ltd. (a)	1,677	94,113
Weatherford International PLC	1,973	145,390
		2,871,589
Financials — 16.6%
Affiliated Managers Group, Inc.	774	184,181
Ameris Bancorp	1,790	128,200
Arbor Realty Trust, Inc. (b),(c)	4,911	49,552
Artisan Partners Asset Management, Inc., Cl. A (b)	1,754	76,580
Aspen Insurance Holdings Ltd., Cl. A (a)	549	20,176
Associated Banc-Corp.	4,893	121,200
Assured Guaranty Ltd.	1,332	107,333
Atlantic Union Bankshares Corp.	4,015	130,568
Axos Financial, Inc. (a)	1,426	111,200
Banc of California, Inc.	3,654	62,008
BancFirst Corp.	566	61,615
Bank of Hawaii Corp.	1,071	69,540
Bank OZK	2,961	133,215
BankUnited, Inc.	2,253	90,300
BGC Group, Inc., Cl. A	10,359	94,681
Blackstone Mortgage Trust, Inc., Cl. A (b),(c)	4,715	87,133
Bread Financial Holdings, Inc.	1,311	82,134
Brighthouse Financial, Inc. (a)	1,579	90,114
Cadence Bank	5,018	189,379
Cathay General Bancorp	1,839	83,583
CNO Financial Group, Inc.	2,643	105,773
Cohen & Steers, Inc.	754	51,513
Columbia Banking System, Inc.	8,632	231,338
Community Financial System, Inc.	1,422	78,893
CVB Financial Corp.	3,601	66,150
Dave, Inc. (a)	224	53,608
DigitalBridge Group, Inc.	4,386	51,886
Dlocal Ltd.	2,007	29,403
Eastern Bankshares, Inc.	5,393	94,539
Enact Holdings, Inc.	781	27,897
Enova International, Inc. (a)	674	80,590
Essent Group Ltd.	2,770	167,779
Euronet Worldwide, Inc. (a)	1,133	85,949

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Financials — 16.6% (continued)
EVERTEC, Inc.	1,747	49,737
F&G Annuities & Life, Inc.	629	18,650
FB Financial Corp.	1,305	70,483
Federated Hermes, Inc.	2,131	103,311
First BanCorp.	4,343	84,645
First Financial Bancorp	2,654	62,130
First Financial Bankshares, Inc.	3,268	100,949
First Hawaiian, Inc.	3,489	85,585
First Interstate BancSystem, Inc., Cl. A	2,533	79,156
FirstCash Holdings, Inc.	992	157,232
Flagstar Bank NA	8,532	97,435
FNB Corp.	9,729	152,940
Fulton Financial Corp.	5,030	87,371
GCM Grosvenor, Inc., Cl. A (b)	1,277	14,698
Genworth Financial, Inc. (a)	11,083	93,541
Glacier Bancorp, Inc.	3,306	135,050
Goosehead Insurance, Inc., Cl. A	634	43,537
HA Sustainable Infrastructure Capital, Inc.	3,231	89,531
Hancock Whitney Corp.	2,330	133,066
Home BancShares, Inc.	5,121	136,782
Independent Bank Corp.	1,430	96,225
International Bancshares Corp.	1,487	98,707
Janus Henderson Group PLC	3,457	150,587
Kemper Corp.	1,689	75,988
Lazard, Inc.	2,638	128,734
Lemonade, Inc. (a),(b)	1,601	96,188
Lincoln National Corp.	4,703	197,526
Marqeta, Inc., Cl. A (a)	11,419	51,728
Mercury General Corp.	722	55,811
MGIC Investment Corp.	6,591	180,725
Moelis & Co., Cl. A	2,122	134,386
Nelnet, Inc., Cl. A	485	62,589
NMI Holdings, Inc. (a)	2,105	76,685
Oscar Health, Inc., Cl. A (a),(b)	5,157	92,826
Palomar Holdings, Inc. (a)	726	82,771
Park National Corp.	402	61,180
Paymentus Holdings, Inc., Cl. A (a)	795	22,737
Payoneer Global, Inc. (a)	7,476	43,286
PennyMac Financial Services, Inc.	781	98,258
Piper Sandler Cos.	508	162,184
PJT Partners, Inc., Cl. A	676	108,910
Radian Group, Inc.	3,703	125,680
Remitly Global, Inc. (a)	4,090	65,604
Renasant Corp.	2,617	88,010
Rithm Capital Corp. (c)	15,045	165,044
Selective Insurance Group, Inc.	1,749	131,770
ServisFirst Bancshares, Inc.	1,372	96,410
Sezzle, Inc. (a)	492	32,251
Simmons First National Corp., Cl. A	3,355	58,310
SiriusPoint Ltd. (a)	2,890	52,598

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Financials — 16.6% (continued)
SLM Corp.	5,252	141,016
StoneX Group, Inc. (a)	1,204	110,672
Texas Capital Bancshares, Inc. (a)	1,258	105,471
TFS Financial Corp.	1,491	19,830
The Baldwin Insurance Group, Inc. (a)	1,952	43,139
The Bancorp, Inc. (a)	1,223	79,948
The Hanover Insurance Group, Inc.	994	169,855
The Western Union Company	9,280	86,582
Towne Bank	1,913	62,192
United Bankshares, Inc.	3,792	135,716
United Community Banks, Inc.	3,241	94,637
Valley National Bancorp	13,076	142,136
Victory Capital Holdings, Inc., Cl. A	1,338	83,317
Virtu Financial, Inc., Cl. A	2,235	77,867
WaFd, Inc.	2,212	64,214
Walker & Dunlop, Inc.	909	72,647
Webull Corp. (a),(b)	4,281	46,320
WesBanco, Inc.	2,581	77,688
WEX, Inc. (a)	903	131,730
White Mountains Insurance Group Ltd.	70	133,319
WSFS Financial Corp.	1,580	82,302
		9,748,145
Health Care — 11.5%
Acadia Healthcare Co., Inc. (a)	2,546	54,739
ACADIA Pharmaceuticals, Inc. (a)	4,585	104,080
ADMA Biologics, Inc. (a)	6,497	100,574
Agios Pharmaceuticals, Inc. (a)	1,602	69,270
Akero Therapeutics, Inc. (a)	2,010	108,942
Alignment Healthcare, Inc. (a)	3,540	59,684
Alkermes PLC (a)	4,315	132,471
Amicus Therapeutics, Inc. (a)	7,555	68,222
Amneal Pharmaceuticals, Inc. (a)	3,032	32,806
Apellis Pharmaceuticals, Inc. (a)	2,608	55,994
Apogee Therapeutics, Inc. (a)	1,166	65,984
Arcellx, Inc. (a)	997	89,979
Arrowhead Pharmaceuticals, Inc. (a)	2,968	125,814
Avidity Biosciences, Inc. (a)	2,714	189,573
Axsome Therapeutics, Inc. (a)	1,103	148,894
Bausch + Lomb Corp. (a)	1,224	18,287
Beam Therapeutics, Inc. (a),(b)	2,506	62,675
BrightSpring Health Services, Inc. (a),(b)	2,317	76,577
Catalyst Pharmaceuticals, Inc. (a)	2,923	62,172
Concentra Group Holdings Parent, Inc.	2,998	59,720
CONMED Corp.	678	29,832
CorVel Corp. (a)	752	55,610
Crinetics Pharmaceuticals, Inc. (a)	2,272	98,832
Cytokinetics, Inc. (a)	3,334	212,009
Denali Therapeutics, Inc. (a)	3,293	53,610
DENTSPLY SIRONA, Inc.	5,519	69,595
Enovis Corp. (a)	1,491	46,579

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Health Care — 11.5% (continued)
Envista Holdings Corp. (a)	4,740	96,459
GeneDx Holdings Corp. (a)	527	72,152
Guardant Health, Inc. (a)	3,326	309,385
Haemonetics Corp. (a)	1,349	67,464
Hinge Health, Inc., Cl. A (a)	703	34,981
ICU Medical, Inc. (a)	582	69,892
ImmunityBio, Inc. (a),(b)	5,825	13,980
Immunovant, Inc. (a)	1,938	47,830
Inspire Medical Systems, Inc. (a)	822	59,250
Integer Holdings Corp. (a)	959	61,923
Ionis Pharmaceuticals, Inc. (a)	4,405	327,292
iRhythm Technologies, Inc. (a)	888	166,322
Krystal Biotech, Inc. (a),(b)	646	127,591
Kymera Therapeutics, Inc. (a)	1,381	85,401
LifeStance Health Group, Inc. (a)	2,740	13,426
LivaNova PLC (a)	1,496	78,734
Merit Medical Systems, Inc. (a)	1,643	143,828
Metsera, Inc. (a)	1,550	97,712
Mirum Pharmaceuticals, Inc. (a)	1,216	88,342
Novocure Ltd. (a)	2,828	36,227
Nuvalent, Inc., Cl. A (a)	1,165	115,708
Option Care Health, Inc. (a)	4,481	116,640
Organon & Co.	7,052	47,601
PACS Group, Inc. (a)	1,178	14,230
Perrigo Co. PLC	3,823	79,289
Prestige Consumer Healthcare, Inc. (a)	1,337	81,022
Privia Health Group, Inc. (a)	2,654	64,492
PROCEPT BioRobotics Corp. (a),(b)	1,328	45,192
Protagonist Therapeutics, Inc. (a)	1,647	129,487
PTC Therapeutics, Inc. (a)	2,180	148,916
QuidelOrtho Corp. (a)	1,871	50,498
RadNet, Inc. (a)	1,863	141,569
Recursion Pharmaceuticals, Inc., Cl. A (a),(b)	8,764	48,377
Rhythm Pharmaceuticals, Inc. (a)	1,463	166,431
Scholar Rock Holding Corp. (a)	1,774	52,546
Select Medical Holdings Corp.	2,996	41,435
Soleno Therapeutics, Inc. (a)	1,247	83,749
Sotera Health Co. (a)	4,324	71,778
Surgery Partners, Inc. (a)	2,032	44,562
Teleflex, Inc.	1,269	157,952
TG Therapeutics, Inc. (a)	4,142	144,059
TransMedics Group, Inc. (a)	912	119,964
Twist Bioscience Corp. (a)	1,637	53,841
Ultragenyx Pharmaceutical, Inc. (a)	2,535	87,711
Vaxcyte, Inc. (a)	3,466	156,940
Veracyte, Inc. (a)	2,171	78,330
Vericel Corp. (a)	1,489	52,204
Viking Therapeutics, Inc. (a),(b)	2,910	110,813
		6,756,051

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Industrials — 17.1%
AAR Corp. (a)	989	83,285
ABM Industries, Inc.	1,683	72,369
ACV Auctions, Inc., Cl. A (a)	4,586	41,595
Air Lease Corp.	2,897	185,002
Alamo Group, Inc.	263	47,003
Albany International Corp., Cl. A	840	47,527
Alight, Inc., Cl. A	8,799	25,341
Amentum Holdings, Inc. (a)	4,053	90,828
ArcBest Corp.	641	47,639
Archer Aviation, Inc., Cl. A (a)	14,538	163,116
Arcosa, Inc.	1,421	144,942
Argan, Inc.	377	115,441
Atkore, Inc.	939	65,026
Atmus Filtration Technologies, Inc.	2,241	101,921
Avis Budget Group, Inc. (a),(b)	478	65,042
AZZ, Inc.	836	83,475
Bloom Energy Corp., Cl. A (a),(b)	6,121	808,951
Boise Cascade Co.	1,019	71,829
Brady Corp., Cl. A	1,181	89,650
CBIZ, Inc. (a),(b)	1,352	74,360
Clarivate PLC (a),(b)	11,649	39,607
Concentrix Corp. (b)	1,126	45,389
Construction Partners, Inc., Cl. A (a)	1,281	146,482
Copa Holdings SA, Cl. A	824	103,173
CoreCivic, Inc. (a)	2,965	54,942
CSW Industrials, Inc.	463	115,945
Driven Brands Holdings, Inc. (a),(b)	1,591	22,831
EnerSys	1,084	136,757
Enovix Corp. (a),(b)	4,830	57,912
Enpro, Inc.	588	136,422
ESCO Technologies, Inc.	714	156,702
Everus Construction Group, Inc. (a)	1,363	123,883
Exponent, Inc.	1,398	98,992
Federal Signal Corp.	1,637	193,215
First Advantage Corp. (a),(b)	2,116	26,725
Franklin Electric Co., Inc.	1,085	102,826
Gates Industrial Corp. PLC (a)	6,868	151,645
GATX Corp.	958	150,262
Granite Construction, Inc.	1,215	125,036
Griffon Corp.	1,055	78,081
GXO Logistics, Inc. (a)	3,117	175,207
Hayward Holdings, Inc. (a)	5,189	88,057
Herc Holdings, Inc.	896	127,277
Hexcel Corp. (b)	2,230	159,222
Hub Group, Inc., Cl. A	1,667	61,396
Huron Consulting Group, Inc. (a)	471	77,451
IES Holdings, Inc. (a)	533	208,872
Insperity, Inc.	957	42,223
Intuitive Machines, Inc. (a),(b)	2,885	34,418
JBT Marel Corp.	1,429	180,197

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Industrials — 17.1% (continued)
Kadant, Inc.	320	88,531
Karman Holdings, Inc. (a)	1,416	119,284
Korn Ferry	1,418	91,745
Landstar System, Inc.	1,031	132,411
Lyft, Inc., Cl. A (a)	10,503	214,891
ManpowerGroup, Inc.	1,264	38,754
Matson, Inc.	880	88,836
Maximus, Inc.	1,587	131,911
McGrath RentCorp	671	72,092
Mercury Systems, Inc. (a)	1,517	117,431
Moog, Inc., Cl. A	773	158,349
MSC Industrial Direct Co., Inc., Cl. A	1,281	108,770
Mueller Water Products, Inc., Cl. A	4,334	111,210
MYR Group, Inc. (a)	430	93,611
OPENLANE, Inc. (a)	3,091	81,664
Powell Industries, Inc. (b)	264	101,215
Primoris Services Corp.	1,487	210,440
Resideo Technologies, Inc. (a)	4,059	173,725
Robert Half, Inc.	2,874	75,270
Rush Enterprises, Inc., Cl. A	1,671	82,564
RXO, Inc. (a),(b)	4,439	78,704
Schneider National, Inc., Cl. B	1,016	21,712
Science Applications International Corp.	1,343	125,853
Sensata Technologies Holding PLC	4,051	128,943
SkyWest, Inc. (a)	1,098	110,327
Spirit AeroSystems Holdings, Inc., Cl. A (a)	3,251	119,279
Tecnoglass, Inc.	749	44,663
Terex Corp.	1,814	83,480
The Brink’s Company	1,163	129,279
The GEO Group, Inc. (a)	3,841	65,182
The Timken Company	1,736	136,293
TriNet Group, Inc.	863	51,780
Trinity Industries, Inc.	2,291	62,705
UniFirst Corp.	403	62,203
Valmont Industries, Inc.	545	225,319
Verra Mobility Corp. (a)	4,353	101,033
Vicor Corp. (a)	626	56,797
VSE Corp.	491	88,714
Werner Enterprises, Inc.	1,720	45,064
WillScot Holdings Corp.	5,087	110,642
Worthington Enterprises, Inc.	861	48,294
Zurn Elkay Water Solutions Corp.	3,919	184,624
		10,019,083
Information Technology — 17.7%
ACI Worldwide, Inc. (a)	2,829	134,745
Advanced Energy Industries, Inc.	1,029	208,609
Agilysys, Inc. (a)	616	77,283
Alarm.com Holdings, Inc. (a)	1,313	64,626
Alkami Technology, Inc. (a)	1,768	35,873
Allegro MicroSystems, Inc. (a)	3,401	101,758

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Information Technology — 17.7% (continued)
Ambarella, Inc. (a)	1,105	94,179
Amkor Technology, Inc.	3,270	105,556
Appian Corp., Cl. A (a)	889	26,608
Asana, Inc., Cl. A (a)	2,716	38,160
ASGN, Inc. (a)	1,350	60,426
AvePoint, Inc. (a)	3,227	45,404
Avnet, Inc.	2,330	112,889
Axcelis Technologies, Inc. (a)	888	70,649
Belden, Inc.	1,090	132,816
BILL Holdings, Inc. (a)	2,692	133,685
Blackbaud, Inc. (a)	1,045	66,922
BlackLine, Inc. (a)	1,439	82,383
Box, Inc., Cl. A (a)	3,905	125,311
Braze, Inc., Cl. A (a)	2,359	67,609
C3.ai, Inc., Cl. A (a),(b)	3,111	54,691
Calix, Inc. (a)	1,635	111,867
Cirrus Logic, Inc. (a)	1,444	191,547
Cleanspark, Inc. (a),(b)	7,635	135,903
Clear Secure, Inc., Cl. A	2,312	70,447
Cognex Corp.	4,683	193,829
Core Scientific, Inc. (a),(b)	8,169	175,960
Crane NXT Co.	1,336	84,502
DigitalOcean Holdings, Inc. (a),(b)	1,821	74,042
Diodes, Inc. (a)	1,273	67,927
D-Wave Quantum, Inc. (a)	8,502	315,084
DXC Technology Co. (a)	5,189	73,684
ePlus, Inc.	735	53,773
Five9, Inc. (a)	1,760	42,733
FormFactor, Inc. (a)	2,122	116,604
Freshworks, Inc., Cl. A (a)	5,158	57,254
Globant SA (a)	1,241	76,421
Impinj, Inc. (a)	514	103,910
Insight Enterprises, Inc. (a)	759	75,900
Intapp, Inc. (a)	2,077	79,715
InterDigital, Inc.	714	258,439
IPG Photonics Corp. (a)	811	69,032
Itron, Inc. (a)	1,260	126,416
JFrog Ltd. (a)	2,706	128,481
Kulicke & Soffa Industries, Inc.	1,496	59,735
Life360, Inc. (a)	2,156	212,819
Littelfuse, Inc.	674	163,991
Lumentum Holdings, Inc. (a),(b)	1,926	388,205
MARA Holdings, Inc. (a),(b)	9,768	178,461
Mirion Technologies, Inc. (a)	5,638	165,588
nCino, Inc. (a)	2,642	70,489
Novanta, Inc. (a)	1,072	136,155
Onestream, Inc. (a)	2,047	38,668
Onto Innovation, Inc. (a)	1,397	188,539
OSI Systems, Inc. (a)	442	123,079
PAR Technology Corp. (a),(b)	1,094	38,662

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Information Technology — 17.7% (continued)
Plexus Corp. (a)	782	109,402
Power Integrations, Inc.	1,547	64,804
Progress Software Corp. (a)	1,146	48,865
Q2 Holdings, Inc. (a)	1,781	109,995
Qualys, Inc. (a)	993	122,397
Quantum Computing, Inc. (a)	3,860	64,501
Rambus, Inc. (a)	2,972	305,640
Rapid7, Inc. (a)	1,309	24,230
Rigetti Computing, Inc. (a),(b)	7,909	350,131
RingCentral, Inc., Cl. A (a)	2,011	60,571
Riot Platforms, Inc. (a)	9,785	193,547
Sandisk Corp. (a)	3,234	644,633
Sanmina Corp. (a)	1,446	198,174
Semtech Corp. (a),(b)	2,377	161,303
Silicon Laboratories, Inc. (a)	880	115,350
SiTime Corp. (a)	602	174,363
SoundHound AI, Inc., Cl. A (a),(b)	10,227	180,200
SPS Commerce, Inc. (a)	1,087	89,395
Synaptics, Inc. (a)	1,065	75,551
Tenable Holdings, Inc. (a)	3,441	99,858
Teradata Corp. (a)	2,353	49,060
TTM Technologies, Inc. (a)	2,871	192,931
Varonis Systems, Inc. (a)	3,066	108,015
Viavi Solutions, Inc. (a)	6,165	109,121
Vishay Intertechnology, Inc.	3,163	53,708
Vontier Corp.	4,047	155,809
Workiva, Inc. (a)	1,406	119,524
Zeta Global Holdings Corp., Cl. A (a),(b)	5,450	98,046
		10,367,167
Materials — 5.6%
Ardagh Metal Packaging SA	4,247	15,162
Ashland, Inc.	1,311	64,108
Avient Corp.	2,391	76,679
Balchem Corp.	905	138,818
Cabot Corp.	1,478	99,735
Cleveland-Cliffs, Inc. (a)	13,338	165,791
Coeur Mining, Inc. (a)	17,659	303,205
Commercial Metals Co.	3,090	183,422
Element Solutions, Inc.	6,237	166,653
FMC Corp.	3,407	51,684
Greif, Inc., Cl. A	721	41,018
Hawkins, Inc.	553	78,443
HB Fuller Co.	1,496	85,826
Hecla Mining Co.	16,678	214,646
Huntsman Corp.	3,637	30,114
Innospec, Inc.	701	51,580
Knife River Corp. (a)	1,490	90,085
Materion Corp.	575	65,912
Minerals Technologies, Inc.	922	52,324
MP Materials Corp. (a),(b)	3,386	213,623

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Materials — 5.6% (continued)
NewMarket Corp.	221	169,706
Olin Corp.	3,216	66,571
PureCycle Technologies, Inc. (a),(b)	3,619	41,908
Quaker Chemical Corp.	377	52,362
Sealed Air Corp.	4,059	136,017
Sensient Technologies Corp.	1,167	110,036
Silgan Holdings, Inc.	2,443	94,349
Sonoco Products Co.	2,688	109,052
Sylvamo Corp.	967	39,260
The Chemours Company	4,127	55,261
The Scotts Miracle-Gro Company	1,232	65,937
United States Lime & Minerals, Inc.	274	32,118
Warrior Met Coal, Inc.	1,418	96,197
		3,257,602
Real Estate — 5.9%
Acadia Realty Trust (c)	3,971	75,727
American Healthcare REIT, Inc. (c)	4,383	198,638
Americold Realty Trust, Inc. (c)	8,177	105,402
Apple Hospitality REIT, Inc. (c)	6,229	69,703
Broadstone Net Lease, Inc. (c)	5,710	102,323
CareTrust REIT, Inc. (c)	5,329	184,650
Compass, Inc., Cl. A (a)	12,969	99,991
COPT Defense Properties (c)	3,414	96,172
Cousins Properties, Inc. (c)	4,665	120,963
Curbline Properties Corp. (c)	2,632	60,694
Cushman & Wakefield PLC (a)	4,627	72,644
Douglas Emmett, Inc. (c)	4,448	57,557
EPR Properties (c)	2,100	102,942
Four Corners Property Trust, Inc. (c)	2,700	63,828
Highwoods Properties, Inc. (c)	2,918	83,542
Howard Hughes Holdings, Inc. (a)	1,376	109,089
Independence Realty Trust, Inc. (c)	6,685	106,492
Kite Realty Group Trust (c)	6,071	134,412
Landbridge Co. LLC, Cl. A (b)	487	28,816
LXP Industrial Trust (c)	8,155	77,391
Medical Properties Trust, Inc. (b),(c)	14,244	73,641
Millrose Properties, Inc. (c)	3,230	104,038
National Health Investors, Inc. (c)	1,262	94,032
National Storage Affiliates Trust (c)	1,971	57,336
Outfront Media, Inc. (c)	3,901	69,009
Park Hotels & Resorts, Inc. (c)	5,433	55,906
Phillips Edison & Co., Inc. (c)	3,712	125,614
PotlatchDeltic Corp. (c)	2,157	86,280
Rayonier, Inc. (c)	3,919	86,492
Sabra Health Care REIT, Inc. (c)	6,477	115,420
SL Green Realty Corp. (c)	1,942	99,722
Tanger, Inc. (c)	3,113	101,359
Terreno Realty Corp. (c)	2,794	159,621
The Macerich Company (c)	7,333	125,761

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon US Small Cap Core Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.8% (continued)
Real Estate — 5.9% (continued)
The St. Joe Company	1,520	86,306
Urban Edge Properties (c)	3,485	67,017
		3,458,530
Utilities — 3.4%
ALLETE, Inc.	1,557	104,833
American States Water Co.	1,065	75,945
Avista Corp.	2,181	82,987
Black Hills Corp.	2,146	136,121
California Water Service Group	1,775	78,775
Chesapeake Utilities Corp.	648	82,477
Clearway Energy, Inc., Cl. A	902	27,051
Clearway Energy, Inc., Cl. C	2,275	72,641
MDU Resources Group, Inc.	5,393	103,438
MGE Energy, Inc.	995	82,456
New Jersey Resources Corp.	2,748	121,736
Northwestern Energy Group, Inc.	1,683	100,425
ONE Gas, Inc.	1,601	128,384
Ormat Technologies, Inc.	1,588	168,916
Otter Tail Corp.	1,117	86,255
Portland General Electric Co.	3,032	138,502
Southwest Gas Holdings, Inc.	1,575	125,212
Spire, Inc.	1,706	147,398
TXNM Energy, Inc.	2,328	132,230
		1,995,782
Total Common Stocks (cost $56,355,265)		58,480,751

	1-Day Yield (%)
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $71,588)	4.04	71,588	71,588
Investment of Cash Collateral for Securities Loaned — 2.0%
Registered Investment Companies — 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(d) (cost $1,162,418)	4.04	1,162,418	1,162,418
Total Investments (cost $57,589,271)		101.9%	59,714,757
Liabilities, Less Cash and Receivables		(1.9%)	(1,086,996)
Net Assets		100.0%	58,627,761

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $5,428,103 and the value of the collateral was
$5,528,275, consisting of cash collateral of $1,162,418 and U.S. Government & Agency securities valued at $4,365,857.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon US Small Cap Core Equity ETF
Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .1%	256,769	5,338,746	(5,523,927)	71,588	11,734
Investment of Cash Collateral for Securities Loaned - 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 2.0%	2,425,043	31,686,585	(32,949,210)	1,162,418	24,952 ††
Total - 2.1%	2,681,812	37,025,331	(38,473,137)	1,234,006	36,686

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BNY Mellon US Small Cap Core Equity ETF
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
E-mini Russell 2000 Index	1	12/19/2025	120,810	124,496	3,686
Gross Unrealized Appreciation					3,686
See notes to financial statements.

SCHEDULES OF INVESTMENTS
October 31, 2025

BNY Mellon International Equity ETF
Description	Shares	Value ($)
Common Stocks — 99.2%
Australia — 6.2%
AGL Energy Ltd.	30,490	184,833
Ampol Ltd.	10,519	211,409
ANZ Group Holdings Ltd.	135,373	3,248,002
APA Group	58,500	351,568
Aristocrat Leisure Ltd.	25,778	1,069,070
ASX Ltd.	8,262	305,323
Atlas Arteria Ltd.	37,178	118,286
Aurizon Holdings Ltd.	67,719	152,060
BHP Group Ltd.	212,366	6,040,669
BHP Group Ltd.	12,756	362,843
BlueScope Steel Ltd.	20,049	300,565
Brambles Ltd.	61,213	996,219
CAR Group Ltd.	15,059	351,945
Charter Hall Group	21,153	310,746
Cochlear Ltd.	3,007	565,285
Coles Group Ltd.	58,875	849,865
Commonwealth Bank of Australia	75,584	8,492,951
Computershare Ltd.	23,964	573,713
CSL Ltd.	21,680	2,533,423
Dexus	50,996	243,040
EBOS Group Ltd.	9,350	154,738
Endeavour Group Ltd.	54,394	130,329
Evolution Mining Ltd.	89,349	635,228
Fortescue Ltd.	70,797	986,735
Goodman Group	90,255	1,951,597
Insurance Australia Group Ltd.	109,406	562,955
JB Hi-Fi Ltd.	5,011	343,530
Lynas Rare Earths Ltd.(a)	42,145	420,752
Macquarie Group Ltd.	16,252	2,325,347
Medibank Private Ltd.	126,707	404,791
Mirvac Group	172,317	259,457
National Australia Bank Ltd.	138,572	3,957,049
NEXTDC Ltd.(a)	27,776	286,574
Northern Star Resources Ltd.	62,083	1,000,218
Orica Ltd.	21,510	313,315
Origin Energy Ltd.	75,099	602,255
Pilbara Minerals Ltd.(a),(b)	129,897	280,623
Pro Medicus Ltd.	2,124	366,544
Qantas Airways Ltd.	69,331	462,954
QBE Insurance Group Ltd.	69,366	900,946
Ramsay Health Care Ltd.	7,292	153,236
REA Group Ltd.	2,064	287,927
Reece Ltd.	10,028	76,743
Rio Tinto Ltd.	16,952	1,474,545
Santos Ltd.	146,872	606,706
Scentre Group	243,857	649,740

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Australia — 6.2% (continued)
SEEK Ltd.	14,369	254,921
SGH Ltd.	8,947	284,073
Sigma Healthcare Ltd.	200,980	409,189
Sonic Healthcare Ltd.	19,851	274,985
South32 Ltd.	200,705	416,512
Stockland	109,730	453,278
Suncorp Group Ltd.	49,007	629,459
Technology One Ltd.	13,355	322,612
Telstra Group Ltd.	513,173	1,639,434
The GPT Group	86,300	302,821
The Lottery Corp., Ltd.	104,898	377,694
TPG Telecom Ltd.	18,193	65,863
Transurban Group	142,409	1,349,945
Treasury Wine Estates Ltd.	31,730	124,425
Vicinity Ltd.	167,593	276,482
Washington H Soul Pattinson & Co. Ltd.	11,192	275,490
Wesfarmers Ltd.	51,067	2,808,212
Westpac Banking Corp.	153,791	3,900,325
Whitehaven Coal Ltd.	35,209	165,957
WiseTech Global Ltd.	8,231	372,449
Woodside Energy Group Ltd.	85,258	1,384,194
Woolworths Group Ltd.	53,891	1,002,300
Worley Ltd.	16,745	156,759
		64,104,028
Austria — .3%
ANDRITZ AG	3,220	243,804
BAWAG Group AG(c)	3,221	416,009
CA Immobilien Anlagen AG	1,998	55,623
Erste Group Bank AG	13,599	1,408,714
EVN AG	2,175	63,513
OMV AG	6,648	364,167
Raiffeisen Bank International AG	5,737	214,144
Strabag SE	676	52,978
Verbund AG	2,596	200,603
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,067	54,803
voestalpine AG	5,195	185,159
Wienerberger AG	4,507	133,899
		3,393,416
Belgium — .8%
Ackermans & van Haaren NV	911	227,119
Ageas SA	8,095	536,303
Anheuser-Busch InBev SA	43,511	2,656,662
Azelis Group NV	3,810	45,074
Colruyt Group NV	1,609	60,170
D’ieteren Group	964	176,355
Elia Group SA	1,907	230,011
Financiere de Tubize SA	900	219,702
Groupe Bruxelles Lambert NV	3,377	297,203
KBC Group NV	11,429	1,375,200
Lotus Bakeries NV	18	157,272

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Belgium — .8% (continued)
Sofina SA	693	190,687
Solvay SA(b)	3,535	108,776
Syensqo SA	2,936	242,769
UCB SA	5,520	1,417,590
Warehouses De Pauw, CVA	9,100	231,281
		8,172,174
Canada — 11.5%
Agnico Eagle Mines Ltd.	22,998	3,702,593
Alamos Gold, Inc., Cl. A	18,673	576,256
Alimentation Couche-Tard, Inc.	31,962	1,625,987
AltaGas Ltd.	13,089	384,594
ARC Resources Ltd.	25,826	476,836
AtkinsRealis Group, Inc.	7,858	554,712
Bank of Montreal	32,907	4,091,915
Barrick Mining Corp.	76,639	2,518,260
BCE, Inc.	41,895	958,608
Brookfield Corp.	102,236	4,712,860
Brookfield Wealth Solutions Ltd.	2,328	107,449
CAE, Inc.(a)	15,020	422,144
Cameco Corp.	19,497	1,994,576
Canadian Apartment Properties REIT	7,800	214,714
Canadian Imperial Bank of Commerce	42,004	3,483,770
Canadian National Railway Co.	25,178	2,416,721
Canadian Natural Resources Ltd.	92,842	2,973,144
Canadian Pacific Kansas City Ltd.	42,196	3,039,533
Canadian Tire Corp. Ltd., Cl. A	2,075	238,207
Canadian Utilities Ltd., Cl. A	5,571	156,178
CCL Industries, Inc., Cl. B	6,739	376,305
Celestica, Inc.(a)	5,111	1,761,374
Cenovus Energy, Inc.	59,289	1,002,854
CGI, Inc.	8,872	772,877
Choice Properties Real Estate Investment Trust	13,301	140,875
Constellation Software, Inc.	894	2,355,084
Dollarama, Inc.	12,004	1,561,895
Emera, Inc.	13,544	644,552
Empire Co. Ltd.	5,726	194,729
Enbridge, Inc.	99,363	4,637,862
Fairfax Financial Holdings Ltd.	994	1,615,407
First Quantum Minerals Ltd.(a)	30,650	636,997
FirstService Corp.	1,831	291,753
Fortis, Inc.	23,129	1,163,754
Franco-Nevada Corp.	8,533	1,595,518
George Weston Ltd.	6,916	420,937
GFL Environmental, Inc.	9,504	415,934
Gildan Activewear, Inc.	6,117	357,071
Great-West Lifeco, Inc.	12,889	546,965
Hydro One Ltd.(c)	14,476	534,449
iA Financial Corp., Inc.	4,144	489,655
IGM Financial, Inc.	4,316	166,184
Imperial Oil Ltd.	6,714	594,420

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Canada — 11.5% (continued)
Intact Financial Corp.	7,894	1,474,009
Ivanhoe Mines Ltd., Cl. A(a)	33,758	338,026
Keyera Corp.	10,814	319,600
Kinross Gold Corp.	54,207	1,261,986
Loblaw Cos., Ltd.	23,845	948,592
Lundin Gold, Inc.	4,378	297,928
Lundin Mining Corp.	32,616	525,152
Magna International, Inc.	11,878	561,707
Manulife Financial Corp.	78,167	2,532,206
Metro, Inc.	9,521	635,277
National Bank of Canada	17,745	1,984,542
Nutrien Ltd.	22,162	1,208,261
Onex Corp.	2,586	225,166
Open Text Corp.	11,546	443,415
Pan American Silver Corp.	16,582	584,627
Pembina Pipeline Corp.	26,741	1,012,652
Power Corp. of Canada	24,324	1,140,554
Quebecor, Inc., Cl. B	7,125	227,508
Restaurant Brands International, Inc.	13,724	902,298
Rogers Communications, Inc., Cl. B	17,256	676,003
Royal Bank of Canada	64,040	9,391,071
Saputo, Inc.	10,853	262,505
Shopify, Inc., Cl. A(a)	53,124	9,245,847
Stantec, Inc.	5,245	581,418
Sun Life Financial, Inc.	25,759	1,568,355
Suncor Energy, Inc.	55,566	2,214,867
TC Energy Corp.	46,899	2,355,745
Teck Resources Ltd., Cl. B	19,959	857,105
TELUS Corp.	67,249	984,389
TFI International, Inc.	3,117	280,389
The Bank of Nova Scotia	56,571	3,714,068
The Toronto-Dominion Bank	79,126	6,503,337
Thomson Reuters Corp.	6,164	945,133
Tourmaline Oil Corp.	16,051	706,695
Waste Connections, Inc.	11,609	1,948,877
West Fraser Timber Co. Ltd.	2,289	139,841
Wheaton Precious Metals Corp.	20,425	1,974,497
WSP Global, Inc.	5,979	1,144,209
		119,044,365
Chile — .1%
Antofagasta PLC	16,455	603,183
China — .1%
BYD Electronic International Co. Ltd.(b)	34,500	162,197
China Mengniu Dairy Co. Ltd.	133,000	241,967
CSPC Pharmaceutical Group Ltd.	374,000	368,120
Fosun International Ltd.	107,000	67,871
Qingdao Port International Co. Ltd., Cl. H(c)	62,000	56,638
Yangzijiang Shipbuilding Holdings Ltd.	116,300	314,554
		1,211,347

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Denmark — 1.5%
AP Moller - Maersk AS, Cl. A	121	249,872
AP Moller - Maersk AS, Cl. B(b)	209	431,436
Carlsberg AS, Cl. B	4,072	479,359
Coloplast AS, Cl. B	5,911	535,042
Danske Bank AS	29,664	1,326,490
DSV AS	8,636	1,835,444
Genmab AS(a)	2,695	765,650
Novo Nordisk AS, Cl. B	141,983	6,933,949
Novonesis Novozymes B, Cl. B	16,324	976,985
Orsted AS(a),(c)	20,912	374,309
Pandora AS	3,455	463,333
Tryg AS	15,169	374,445
Vestas Wind Systems AS	44,475	907,092
		15,653,406
Faroe Islands — .0%
Bakkafrost P/F	1,688	77,518
Finland — 1.0%
Elisa OYJ	6,382	281,680
Fortum OYJ	20,222	451,401
Huhtamaki OYJ	5,025	169,124
Kesko OYJ, Cl. B	11,775	248,710
Kone OYJ, Cl. B	14,993	1,002,302
Metso OYJ	28,605	469,156
Neste OYJ	19,632	406,847
Nokia OYJ	228,704	1,547,923
Nordea Bank Abp	143,032	2,445,775
Orion OYJ, Cl. B	4,823	337,064
Sampo OYJ, Cl. A	109,275	1,219,380
Stora Enso OYJ, Cl. R	24,189	281,982
UPM-Kymmene OYJ	23,735	637,755
Wartsila OYJ Abp	22,356	732,040
		10,231,139
France — 8.3%
Air Liquide SA	25,606	4,962,788
Airbus SE	26,736	6,585,252
AXA SA	77,523	3,367,025
BNP Paribas SA	45,405	3,514,381
Bollore SE	32,298	180,055
Bouygues SA	9,295	419,798
Capgemini SE	6,964	1,073,054
Cie de Saint-Gobain SA	20,452	1,984,297
Cie Generale des Etablissements Michelin SCA	30,567	976,916
Credit Agricole SA	44,561	804,402
Danone SA	28,665	2,536,972
Dassault Systemes SE	30,542	868,247
Engie SA	78,020	1,828,031
EssilorLuxottica SA	13,273	4,860,945
Hermes International SCA	1,469	3,643,676
Kering SA	3,121	1,105,174
Legrand SA	11,333	1,955,544

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
France — 8.3% (continued)
L’Oreal SA	10,188	4,264,402
LVMH Moet Hennessy Louis Vuitton SE	11,692	8,260,242
Orange SA	83,688	1,336,361
Pernod Ricard SA	8,355	819,299
Publicis Groupe SA	10,294	1,031,301
Safran SA	15,919	5,657,272
Sanofi SA	49,797	5,034,877
Sartorius Stedim Biotech	1,212	289,850
Schneider Electric SE	24,493	6,957,211
Societe Generale SA	32,237	2,041,230
Thales SA	3,917	1,116,237
TotalEnergies SE	92,853	5,781,878
Vinci SA	21,670	2,898,838
		86,155,555
Germany — 7.5%
adidas AG	7,519	1,421,528
Allianz SE	17,501	7,033,527
Aumovio SE(a)	2,524	108,662
BASF SE	40,486	1,999,534
Bayer AG	43,546	1,354,530
Bayerische Motoren Werke AG	12,510	1,165,521
Beiersdorf AG	4,175	441,979
BioNTech SE, ADR(a)	4,114	423,556
Commerzbank AG	41,624	1,513,818
Continental AG	5,092	384,839
Daimler Truck Holding AG	22,355	895,593
Deutsche Bank AG	82,115	2,931,460
Deutsche Boerse AG	8,131	2,059,966
Deutsche Post AG	43,877	2,015,587
Deutsche Telekom AG	146,540	4,548,085
E.ON SE	100,766	1,877,151
Fresenius Medical Care AG	9,138	491,073
Fresenius SE & Co. KGaA	18,893	1,090,752
Hannover Rueck SE	2,636	752,708
Hapag-Lloyd AG(c)	288	41,418
Heidelberg Materials AG	5,690	1,333,840
Henkel AG & Co. KGaA	4,717	352,523
Infineon Technologies AG	58,554	2,319,452
Knorr-Bremse AG	2,964	275,737
Mercedes-Benz Group AG	31,432	2,039,234
Merck KGaA	5,608	734,335
MTU Aero Engines AG	2,440	1,064,825
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,895	3,649,674
Rheinmetall AG	2,072	4,069,146
RWE AG	30,492	1,501,372
SAP SE	46,524	12,052,530
Siemens AG	33,611	9,525,832
Siemens Energy AG(a)	29,191	3,615,183
Siemens Healthineers AG(c)	13,817	774,575
Symrise AG	5,682	470,746

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Germany — 7.5% (continued)
Talanx AG	2,701	328,896
Volkswagen AG	1,306	137,700
Vonovia SE	31,673	952,310
		77,749,197
Hong Kong — 2.0%
AIA Group Ltd.	481,400	4,673,275
Alibaba Health Information Technology Ltd.(a)	240,000	179,100
Budweiser Brewing Co. APAC Ltd.(b),(c)	92,300	93,580
Cathay Pacific Airways Ltd.	23,000	32,759
China Gas Holdings Ltd.	134,600	138,372
Chow Tai Fook Jewellery Group Ltd.	77,400	151,570
CK Asset Holdings Ltd.	79,000	390,721
CK Hutchison Holdings Ltd.	120,500	798,455
CK Infrastructure Holdings Ltd.	23,500	152,843
CLP Holdings Ltd.	84,000	716,554
Futu Holdings Ltd., ADR	2,761	549,550
Galaxy Entertainment Group Ltd.	94,000	468,295
Geely Automobile Holdings Ltd.	262,000	620,262
Hang Lung Properties Ltd.	84,000	93,487
Hang Seng Bank Ltd.	30,800	600,767
Henderson Land Development Co. Ltd.	56,000	196,557
HK Electric Investments & HK Electric Investments Ltd.	94,000	73,050
HKT Trust & HKT Ltd.	172,000	250,735
Hong Kong & China Gas Co. Ltd.	478,507	445,126
Hong Kong Exchanges & Clearing Ltd.	53,700	2,926,754
Hongkong Land Holdings Ltd.	47,468	288,843
Jardine Matheson Holdings Ltd.	8,524	500,785
Link REIT	116,603	607,304
MTR Corp. Ltd.(b)	75,500	276,852
Power Assets Holdings Ltd.	63,500	403,278
Prudential PLC	114,785	1,591,052
Sino Biopharmaceutical Ltd.	441,000	401,157
Sino Land Co. Ltd.	154,000	191,207
Sun Hung Kai Properties Ltd.	64,000	777,746
Swire Pacific Ltd., Cl. A	16,000	132,163
Swire Pacific Ltd., Cl. B	27,500	40,761
Swire Properties Ltd.	53,600	146,203
Techtronic Industries Co. Ltd.	63,500	741,849
The Wharf Holdings Ltd.(b)	36,000	94,583
WH Group Ltd.(c)	343,000	329,222
Wharf Real Estate Investment Co. Ltd.	67,000	190,512
Xinyi Glass Holdings Ltd.	78,851	92,220
		20,357,549
Ireland — .8%
AerCap Holdings NV	7,810	1,017,174
AIB Group PLC	92,864	855,862
Bank of Ireland Group PLC	43,396	710,494
DCC PLC	4,581	301,540
Experian PLC	41,726	1,944,531
ICON PLC(a)	3,453	593,295

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Ireland — .8% (continued)
James Hardie Industries PLC, CDI(a)	24,803	523,004
Kerry Group PLC, Cl. A	6,766	617,718
Kingspan Group PLC	7,109	532,519
Ryanair Holdings PLC	45,927	1,391,486
		8,487,623
Israel — 1.3%
Airport City Ltd.(a)	2,723	53,955
Amot Investments Ltd.	12,972	102,845
Azrieli Group Ltd.	1,872	197,716
Bank Hapoalim BM	58,903	1,200,070
Bank Leumi Le-Israel BM	68,012	1,386,281
Bezeq The Israeli Telecommunication Corp. Ltd.	89,144	182,742
Big Shopping Centers Ltd.	713	159,528
Camtek Ltd.(a)	1,191	147,750
Cellebrite DI Ltd.(a)	5,069	86,477
Check Point Software Technologies Ltd.(a)	3,908	764,717
Clal Insurance Enterprises Holdings Ltd.	2,735	153,046
CyberArk Software Ltd.(a)	2,155	1,122,281
Delek Group Ltd.	438	115,267
Elbit Systems Ltd.	1,202	576,215
Energix-Renewable Energies Ltd.	12,489	57,606
Enlight Renewable Energy Ltd.(a)	4,832	168,679
Etoro Group Ltd., Cl. A(a),(b)	338	12,526
Fattal Holdings 1998 Ltd.(a)	280	50,877
Global-e Online Ltd.(a)	4,629	168,635
Harel Insurance Investments & Financial Services Ltd.	4,836	169,413
ICL Group Ltd.	32,151	211,330
Israel Corp. Ltd.	157	55,815
Israel Discount Bank Ltd., Cl. A	55,947	561,155
Melisron Ltd.	1,123	146,388
Menora Mivtachim Holdings Ltd.	827	82,847
Migdal Insurance & Financial Holdings Ltd.	18,738	67,370
Mivne Real Estate KD Ltd.	27,177	120,510
Mizrahi Tefahot Bank Ltd.	6,723	438,394
Monday.com Ltd.(a)	1,710	350,960
Next Vision Stabilized Systems Ltd.	2,158	94,829
Nice Ltd.(a)	2,989	405,612
Nova Ltd.(a)	1,260	436,869
Oddity Tech Ltd., Cl. A(a)	1,400	63,350
OPC Energy Ltd.(a)	6,601	119,679
Phoenix Financial Ltd.	10,634	410,433
Plus500 Ltd.	2,936	122,128
Shapir Engineering and Industry Ltd.	6,154	55,031
Shufersal Ltd.	12,956	161,641
Strauss Group Ltd.	2,356	66,578
Teva Pharmaceutical Industries Ltd.(a),(b)	51,220	1,036,614
The First International Bank of Israel Ltd.	2,512	181,403
Tower Semiconductor Ltd.(a)	5,074	419,897

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Israel — 1.3% (continued)
Wix.com Ltd.(a)	2,371	345,075
ZIM Integrated Shipping Services Ltd.(b)	6,156	94,679
		12,925,213
Italy — 2.5%
A2A SpA	78,861	229,920
Banca Mediolanum SpA	9,362	188,126
Banco BPM SpA	48,505	705,685
Davide Campari-Milano NV(b)	27,340	190,408
Enel SpA	349,010	3,533,605
Eni SpA	92,489	1,702,037
Ferrari NV	5,485	2,193,620
FinecoBank Banca Fineco SpA	27,639	631,958
Generali	40,703	1,566,765
Infrastrutture Wireless Italiane SpA(c)	15,615	171,668
Intesa Sanpaolo SpA	664,774	4,278,370
Leonardo SpA	17,931	1,053,012
Moncler SpA	9,712	582,899
Nexi SpA(b),(c)	22,150	116,732
Poste Italiane SpA(c)	20,483	493,871
PRADA SpA	19,100	112,897
Prysmian SpA	12,892	1,336,518
Recordati Industria Chimica e Farmaceutica SpA	5,082	302,081
Snam SpA	91,980	567,762
Telecom Italia SpA(a)	473,427	279,335
Telecom Italia SpA(a)	286,423	190,486
Terna - Rete Elettrica Nazionale	63,936	655,743
UniCredit SpA	63,128	4,665,381
Unipol Assicurazioni SpA	16,566	362,620
		26,111,499
Japan — 22.1%
ABC-Mart, Inc.	4,300	73,786
Acom Co. Ltd.	19,800	56,538
Advantest Corp.	33,100	4,970,747
Aeon Co. Ltd.	106,630	1,688,513
AGC, Inc.	8,800	275,330
Air Water, Inc.	9,100	127,295
Aisin Corp.	23,900	430,434
Ajinomoto Co., Inc.	39,500	1,121,246
Alfresa Holdings Corp.	7,500	105,961
ALSOK Co. Ltd.	18,500	126,512
Amada Co. Ltd.	15,200	181,842
ANA Holdings, Inc.	19,200	360,058
Asahi Group Holdings Ltd.	67,100	723,463
Asahi Intecc Co. Ltd.	9,500	150,897
Asahi Kasei Corp.	56,800	435,987
Asics Corp.	28,400	726,891
Astellas Pharma, Inc.	81,400	852,546
Azbil Corp.	22,900	226,317
Bandai Namco Holdings, Inc.	25,000	779,267
BayCurrent, Inc.	5,600	256,817

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Japan — 22.1% (continued)
Bridgestone Corp.	25,000	1,097,660
Brother Industries Ltd.	12,900	220,185
Calbee, Inc.	2,700	50,230
Canon, Inc.	40,300	1,159,650
Capcom Co. Ltd.	15,200	398,019
Central Japan Railway Co.	42,600	1,041,392
Chubu Electric Power Co., Inc.	28,800	401,000
Chugai Pharmaceutical Co. Ltd.	28,800	1,317,784
Coca-Cola Bottlers Japan Holdings, Inc.	5,700	91,149
Cosmos Pharmaceutical Corp.	1,600	71,652
CyberAgent, Inc.	19,400	193,553
Dai Nippon Printing Co. Ltd.	19,100	319,811
Daifuku Co. Ltd.	15,600	499,022
Dai-ichi Life Holdings, Inc.	159,400	1,122,645
Daiichi Sankyo Co. Ltd.	77,800	1,852,898
Daikin Industries Ltd.	12,300	1,435,153
Daito Trust Construction Co. Ltd.	13,700	255,805
Daiwa House Industry Co. Ltd.	25,700	872,988
Daiwa House REIT Investment Corp.	205	176,716
Daiwa Securities Group, Inc.	62,400	481,807
Denso Corp.	75,600	1,060,721
Dentsu Group, Inc.	8,700	171,905
Disco Corp.	4,000	1,340,041
East Japan Railway Co.	45,000	1,097,141
Ebara Corp.	21,300	571,162
Eisai Co. Ltd.	12,200	361,910
Electric Power Development Co. Ltd.	7,100	135,059
ENEOS Holdings, Inc.	119,600	755,230
FANUC Corp.	41,200	1,312,848
Fast Retailing Co. Ltd.	7,900	2,905,547
Food & Life Cos., Ltd.	4,600	224,394
Fuji Electric Co. Ltd.	6,000	430,755
Fuji Media Holdings, Inc.(b)	6,500	144,848
FUJIFILM Holdings Corp.	52,900	1,229,314
Fujikura Ltd.	11,000	1,511,603
Fujitsu Ltd.	82,500	2,158,693
Fukuoka Financial Group, Inc.	8,000	232,904
GLP J-REIT	226	204,941
GMO Payment Gateway, Inc.	1,700	92,992
Hakuhodo DY Holdings, Inc.	9,900	71,653
Hamamatsu Photonics KK	13,400	150,522
Hankyu Hanshin Holdings, Inc.	10,300	276,530
Haseko Corp.	11,900	192,340
Hikari Tsushin, Inc.	600	158,904
Hirose Electric Co. Ltd.	1,100	147,804
Hitachi Construction Machinery Co. Ltd.	4,300	140,426
Hitachi Ltd.	197,400	6,814,275
Honda Motor Co. Ltd.	208,600	2,112,337
Hoshizaki Corp.	4,800	169,186
Hoya Corp.	15,300	2,491,321

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Japan — 22.1% (continued)
Hulic Co. Ltd.	25,600	264,217
Ibiden Co. Ltd.	5,400	512,291
Idemitsu Kosan Co. Ltd.	39,300	273,344
IHI Corp.	47,300	987,112
Iida Group Holdings Co. Ltd.	7,000	107,371
Inpex Corp.	38,600	711,841
Isetan Mitsukoshi Holdings Ltd.	15,200	239,216
Isuzu Motors Ltd.	25,100	308,750
ITOCHU Corp.	55,900	3,240,680
J Front Retailing Co. Ltd.	12,100	182,378
Japan Airlines Co. Ltd.	20,200	364,257
Japan Exchange Group, Inc.	46,200	518,665
Japan Metropolitan Fund Invest	290	224,199
Japan Post Bank Co. Ltd.	61,800	693,197
Japan Post Holdings Co. Ltd.	78,100	733,320
Japan Post Insurance Co. Ltd.	7,900	204,711
Japan Real Estate Investment Corp.	300	247,509
Japan Tobacco, Inc.	50,100	1,744,744
JFE Holdings, Inc.	26,600	305,359
Kajima Corp.	20,200	652,463
Kansai Paint Co. Ltd.	6,700	107,597
Kao Corp.	20,600	871,844
Kawasaki Heavy Industries Ltd.	6,800	547,337
Kawasaki Kisen Kaisha Ltd.	16,900	242,768
KDDI Corp.	132,100	2,110,702
Keio Corp.	4,700	111,570
Keisei Electric Railway Co. Ltd.	20,100	160,221
Kewpie Corp.	4,400	122,014
Keyence Corp.	8,300	3,090,916
Kikkoman Corp.	35,600	283,312
Kinden Corp.	4,300	172,441
Kintetsu Group Holdings Co. Ltd.	8,600	163,090
Kioxia Holdings Corp.(a)	3,600	252,962
Kirin Holdings Company Ltd.	35,900	504,401
Kobayashi Pharmaceutical Co. Ltd.	2,000	66,535
Kobe Bussan Co. Ltd.	6,500	150,923
Koei Tecmo Holdings Co. Ltd.	4,100	55,370
Koito Manufacturing Co. Ltd.	9,400	140,553
Kokusai Electric Corp.	6,600	242,999
Komatsu Ltd.	40,500	1,358,106
Konami Group Corp.	4,200	701,749
Kose Corp.	1,800	69,042
Kubota Corp.	43,100	559,680
Kuraray Co. Ltd.	14,200	154,162
Kurita Water Industries Ltd.	5,000	190,127
Kyocera Corp.	59,800	795,755
Kyoto Financial Group, Inc.	13,400	271,732
Kyowa Kirin Co. Ltd.	10,500	162,351
Kyushu Electric Power Co., Inc.	21,100	207,501
Kyushu Railway Co.	6,400	162,311

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Japan — 22.1% (continued)
Lasertec Corp.	3,400	627,010
Lixil Corp.	13,900	154,289
LY Corp.	108,000	317,575
M3, Inc.	19,800	278,836
Makita Corp.	10,500	318,704
Marubeni Corp.	66,700	1,645,257
Marui Group Co. Ltd.	6,300	120,884
MatsukiyoCocokara & Co.	15,300	277,338
Mazda Motor Corp.	23,900	166,309
McDonald’s Holdings Co. Japan Ltd.	3,900	152,653
Mebuki Financial Group, Inc.	43,100	269,111
Medipal Holdings Corp.	6,700	109,162
MEIJI Holdings Co. Ltd.	10,900	209,644
Metaplanet, Inc.(a)	24,700	78,723
Minebea Mitsumi, Inc.	15,300	303,507
MISUMI Group, Inc.	12,700	198,841
Mitsubishi Chemical Group Corp.	58,800	307,674
Mitsubishi Corp.	152,200	3,667,303
Mitsubishi Electric Corp.	87,800	2,460,372
Mitsubishi Estate Co. Ltd.	51,100	1,082,668
Mitsubishi Gas Chemical Co., Inc.	7,400	137,235
Mitsubishi HC Capital, Inc.	40,000	313,135
Mitsubishi Heavy Industries Ltd.	140,800	4,252,653
Mitsubishi Motors Corp.	33,100	81,023
Mitsubishi UFJ Financial Group, Inc.	520,400	7,870,773
Mitsui & Co. Ltd.	109,200	2,695,001
Mitsui Chemicals, Inc.	8,500	201,224
Mitsui Fudosan Co. Ltd.	123,900	1,288,020
Mitsui O.S.K. Lines Ltd.	15,600	464,086
Mizuho Financial Group, Inc.	112,860	3,772,134
MonotaRO Co. Ltd.	10,800	150,901
MS&AD Insurance Group Holdings, Inc.	59,200	1,224,311
Murata Manufacturing Co. Ltd.	75,000	1,651,358
NEC Corp.	55,700	2,031,240
Nexon Co. Ltd.	14,800	302,619
NGK Insulators Ltd.	10,900	184,385
NH Foods Ltd.	3,700	136,419
Nichirei Corp.	9,300	109,991
NIDEC Corp.	39,600	484,027
Nikon Corp.	12,900	150,893
Nintendo Co. Ltd.	52,200	4,420,168
Nippon Building Fund, Inc.	376	347,066
Nippon Express Holdings, Inc.	9,700	206,335
Nippon Paint Holdings Co. Ltd.	40,700	259,568
Nippon Prologis REIT, Inc.	294	170,993
Nippon Sanso Holdings Corp.	8,000	266,295
Nippon Steel Corp.	228,000	941,718
Nippon Television Holdings, Inc.	6,400	155,498
Nippon Yusen KK	19,200	664,407
Nissan Chemical Corp.	5,600	189,641

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Japan — 22.1% (continued)
Nissan Motor Co. Ltd.(a)	97,300	223,268
Nisshin Seifun Group, Inc.	10,800	122,088
Nissin Foods Holdings Co. Ltd.	6,700	120,861
Niterra Co. Ltd.	6,900	284,053
Nitori Holdings Co. Ltd.	17,200	279,121
Nitto Denko Corp.	31,300	783,033
Nomura Holdings, Inc.	138,100	987,869
Nomura Real Estate Holdings, Inc.	20,000	114,115
Nomura Real Estate Master Fund, Inc.	175	186,751
Nomura Research Institute Ltd.	18,300	716,296
NTT, Inc.	2,433,600	2,502,238
Obayashi Corp.	28,700	486,608
OBIC Business Consultants Co. Ltd.	1,000	57,330
OBIC Co. Ltd.	15,200	472,314
Odakyu Electric Railway Co. Ltd.	12,800	135,432
Oji Holdings Corp.	39,000	197,057
Olympus Corp.	46,900	578,278
Omron Corp.	7,900	221,018
Ono Pharmaceutical Co. Ltd.	18,400	224,125
Open House Group Co. Ltd.	2,900	139,659
Oracle Corp.	1,600	147,791
Oriental Land Co. Ltd.	48,500	982,247
ORIX Corp.	51,800	1,264,276
Orix JREIT, Inc.	281	190,246
Osaka Gas Co. Ltd.	16,400	516,096
Otsuka Corp.	9,700	192,042
Otsuka Holdings Co. Ltd.	19,700	1,070,837
Pan Pacific International Holdings Corp.	88,800	529,036
Panasonic Holdings Corp.	100,700	1,175,612
Persol Holdings Co. Ltd.	85,300	141,691
Rakuten Bank Ltd.(a)	3,900	214,803
Rakuten Group, Inc.(a)	64,600	423,314
Recruit Holdings Co. Ltd.	66,200	3,312,256
Renesas Electronics Corp.	71,900	891,895
Resona Holdings, Inc.	97,700	947,161
Resonac Holdings Corp.	7,800	305,762
Ricoh Co. Ltd.	22,400	192,513
Rinnai Corp.	4,500	102,207
Rohm Co. Ltd.	13,800	221,886
Rohto Pharmaceutical Co. Ltd.	8,800	136,466
Ryohin Keikaku Co. Ltd.	23,700	487,523
Sanrio Co. Ltd.	7,100	329,848
Santen Pharmaceutical Co. Ltd.	16,600	162,600
Sanwa Holdings Corp.	8,000	218,623
SBI Holdings, Inc.	12,300	552,025
SCREEN Holdings Co. Ltd.	3,900	371,760
SCSK Corp.	6,200	228,231
SECOM Co. Ltd.	19,400	656,468
Sega Sammy Holdings, Inc.	6,700	124,167
Seibu Holdings, Inc.	9,700	341,331

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Japan — 22.1% (continued)
Seiko Epson Corp.	10,800	137,160
Sekisui Chemical Co. Ltd.	17,400	302,132
Sekisui House Ltd.	27,900	599,636
Seven & i Holdings Co. Ltd.	104,400	1,332,319
SG Holdings Co. Ltd.	13,000	119,532
Sharp Corp.(a)	14,200	79,040
Shimadzu Corp.	10,600	285,547
Shimamura Co. Ltd.	2,200	142,021
Shimano, Inc.	3,400	357,645
Shimizu Corp.	23,700	318,990
Shin-Etsu Chemical Co. Ltd.	75,800	2,290,409
Shionogi & Co. Ltd.	35,000	586,154
Shiseido Co. Ltd.	16,600	280,160
Shizuoka Financial Group, Inc.	20,600	277,466
SMC Corp.	2,600	887,229
SoftBank Corp.	1,265,300	1,796,249
SoftBank Group Corp.	44,800	7,870,644
Sojitz Corp.	9,900	263,220
Sompo Holdings, Inc.	40,100	1,225,477
Sony Financial Group, Inc.(a)	273,300	275,686
Sony Group Corp.	273,300	7,685,149
Square Enix Holdings Co. Ltd.	11,600	224,839
Stanley Electric Co. Ltd.	5,100	100,474
Subaru Corp.	25,100	534,895
Sugi Holdings Co. Ltd.	3,700	79,930
Sumitomo Chemical Co. Ltd.	67,000	197,275
Sumitomo Corp.	48,400	1,409,382
Sumitomo Electric Industries Ltd.	32,800	1,202,947
Sumitomo Forestry Co. Ltd.	24,700	257,734
Sumitomo Heavy Industries Ltd.	5,300	142,120
Sumitomo Metal Mining Co. Ltd.	12,200	402,060
Sumitomo Mitsui Financial Group, Inc.	174,300	4,710,077
Sumitomo Mitsui Trust Group, Inc.	28,700	788,223
Sumitomo Realty & Development Co. Ltd.	19,500	833,011
Sumitomo Rubber Industries Ltd.	8,000	93,940
Sundrug Co. Ltd.	2,400	64,808
Suntory Beverage & Food Ltd.	5,900	178,545
Suzuki Motor Corp.	72,900	1,092,163
Sysmex Corp.	19,300	216,358
T&D Holdings, Inc.	23,500	506,595
Taisei Corp.	7,000	510,500
Takeda Pharmaceutical Co. Ltd.	70,000	1,887,053
TBS Holdings, Inc.	5,700	196,987
TDK Corp.	86,000	1,492,181
Terumo Corp.	60,000	970,368
The Chiba Bank Ltd.	28,700	280,470
The Kansai Electric Power Company, Inc.	40,500	632,915
The Yokohama Rubber Company Ltd.	5,800	208,048
TIS, Inc.	9,400	324,306
Tobu Railway Co. Ltd.	8,700	140,252

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Japan — 22.1% (continued)
Toei Animation Co. Ltd.	1,500	28,217
Toho Co. Ltd.	4,700	276,286
Tohoku Electric Power Co., Inc.	20,800	142,578
Tokio Marine Holdings, Inc.	78,600	2,950,019
Tokyo Century Corp.	6,400	75,692
Tokyo Electric Power Co. Holdings, Inc.(a)	67,600	338,801
Tokyo Electron Ltd.	20,500	4,548,311
Tokyo Gas Co. Ltd.	15,300	536,501
Tokyo Metro Co. Ltd.	12,700	133,508
Tokyu Corp.	21,400	238,372
Tokyu Fudosan Holdings Corp.	25,100	201,869
TOPPAN Holdings, Inc.	12,000	294,440
Toray Industries, Inc.	67,500	414,539
Tosoh Corp.	13,800	197,072
TOTO Ltd.	6,900	175,708
Toyo Suisan Kaisha Ltd.	4,000	290,675
Toyota Industries Corp.	7,300	797,264
Toyota Motor Corp.	478,200	9,740,623
Toyota Tsusho Corp.	29,700	909,382
Trend Micro, Inc.	5,500	281,435
Tsuruha Holdings, Inc.	7,000	121,638
Unicharm Corp.	47,500	293,994
United Urban Investment Corp.	160	193,697
USS Co., Ltd.	16,600	183,397
West Japan Railway Co.	20,000	410,373
Yakult Honsha Co. Ltd.	10,200	152,515
Yamada Holdings Co., Ltd.	32,800	98,663
Yamaha Corp.	17,500	110,745
Yamaha Motor Co. Ltd.	37,100	268,518
Yamato Holdings Co. Ltd.	10,700	156,414
Yamazaki Baking Co. Ltd.	6,200	121,541
Yaskawa Electric Corp.	8,900	245,240
Yokogawa Electric Corp.	9,800	294,086
Yokohama Financial Group, Inc.	47,900	348,550
Zensho Holdings Co. Ltd.	4,000	249,391
ZOZO, Inc.	18,700	161,867
		227,846,013
Luxembourg — .2%
ArcelorMittal SA	18,527	709,090
CVC Capital Partners PLC(c)	28,705	480,073
Tenaris SA	14,555	290,378
Zabka Group SA(a)	17,717	102,989
		1,582,530
Macau — .0%
Sands China Ltd.	115,200	299,998
Mexico — .0%
Fresnillo PLC	8,696	253,869
Netherlands — 4.3%
ABN AMRO Bank NV, CVA(c)	22,498	672,811
Adyen NV(a),(c)	1,257	2,159,707

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Netherlands — 4.3% (continued)
Argenx SE(a)	2,734	2,226,582
ASM International NV	2,081	1,349,864
ASML Holding NV	17,521	18,566,517
EXOR NV	3,422	297,016
Ferrovial SE	21,659	1,329,939
Heineken Holding NV	5,527	373,825
Heineken NV	13,074	1,011,635
ING Groep NV	136,016	3,409,819
Koninklijke Ahold Delhaize NV	40,653	1,666,191
Koninklijke KPN NV	152,493	707,199
Koninklijke Philips NV	37,264	1,021,061
NXP Semiconductors NV	11,421	2,388,359
Prosus NV	57,872	4,003,080
Stellantis NV	85,338	864,609
Universal Music Group NV	43,344	1,164,145
Wolters Kluwer NV	10,576	1,296,976
		44,509,335
New Zealand — .3%
Auckland International Airport Ltd.	78,753	366,195
Contact Energy Ltd.	35,422	189,050
Fisher & Paykel Healthcare Corp. Ltd.	24,384	518,045
Infratil Ltd.	40,895	289,453
Mainfreight Ltd.	4,157	143,425
Mercury NZ Ltd.	31,236	115,910
Meridian Energy Ltd.	55,912	189,546
Spark New Zealand Ltd.	67,329	94,462
The a2 Milk Company Ltd.	30,747	190,158
Xero Ltd.(a)	7,230	686,304
		2,782,548
Norway — .6%
Aker ASA, Cl. A	985	76,623
Aker BP ASA	13,589	353,125
AutoStore Holdings Ltd.(a),(c)	28,165	27,366
DNB Bank ASA	36,506	932,050
Equinor ASA	25,432	608,340
Frontline PLC	6,187	152,153
Gjensidige Forsikring ASA	8,105	218,388
Kongsberg Gruppen ASA	18,009	461,130
Leroy Seafood Group ASA	14,096	66,405
Mowi ASA	20,702	455,500
Nordic Semiconductor ASA(a)	7,631	110,879
Norsk Hydro ASA	58,783	398,241
Opera Ltd., ADR	4,722	69,602
Orkla ASA	34,502	350,240
Protector Forsikring ASA	2,281	102,924
Salmar ASA	3,003	169,044
SpareBank 1 SMN	5,471	100,725
SpareBank 1 Sor-Norge ASA	9,314	160,374
Sparebanken Norge	6,070	105,897
Storebrand ASA	17,695	274,775

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Norway — .6% (continued)
Telenor ASA	29,365	437,125
TOMRA Systems ASA	11,003	134,860
Var Energi ASA	40,249	135,583
Vend Marketplaces ASA, Cl. B	7,388	254,861
Wallenius Wilhelmsen ASA	4,417	34,600
Yara International ASA	6,872	250,781
		6,441,591
Poland — .5%
Allegro.eu SA(a),(c)	25,508	238,489
Asseco Poland SA	2,305	134,177
Bank Millennium SA(a)	27,198	113,804
Bank Polska Kasa Opieki SA	8,310	426,648
Budimex SA(b)	679	107,941
CCC SA(a),(b)	2,231	91,296
CD Projekt SA	3,195	219,754
Dino Polska SA(a),(c)	21,427	255,905
InPost SA(a)	10,010	126,165
KGHM Polska Miedz SA(a)	6,259	328,809
LPP SA	50	242,954
mBank SA(a)	642	170,713
ORLEN SA	26,151	709,124
PGE Polska Grupa Energetyczna SA(a)	44,336	134,570
Powszechna Kasa Oszczednosci Bank Polski SA	37,934	778,212
Powszechny Zaklad Ubezpieczen SA	25,046	400,872
Santander Bank Polska SA	1,795	236,998
		4,716,431
Portugal — .2%
Banco Comercial Portugues SA, Cl. R	343,178	303,093
EDP SA	133,311	663,170
Galp Energia SGPS SA	19,298	387,452
Jeronimo Martins SGPS SA	12,478	321,744
The Navigator Company SA(b)	14,771	51,214
		1,726,673
Russia — .0%
Evraz PLC(a),(d)	2,845	0
Singapore — 1.5%
CapitaLand Ascendas REIT	169,296	366,833
CapitaLand Integrated Commercial Trust	257,001	468,011
CapitaLand Investment Ltd.	100,200	203,256
City Developments Ltd.	14,100	78,330
DBS Group Holdings Ltd.	91,299	3,783,284
Genting Singapore Ltd.	246,500	138,265
Grab Holdings Ltd., Cl. A(a)	119,712	719,469
Hafnia Ltd.	10,256	64,190
Jardine Cycle & Carriage Ltd.	1,500	37,447
Keppel Ltd.	64,100	501,886
Mapletree Industrial Trust	101,800	166,609
Mapletree Logistics Trust	143,600	147,853
Mapletree Pan Asia Commercial Trust	99,400	109,982
Oversea-Chinese Banking Corp. Ltd.	145,819	1,908,101

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Singapore — 1.5% (continued)
SATS Ltd.	45,400	119,304
Sea Ltd., ADR(a)	13,360	2,087,500
Seatrium Ltd.	134,980	225,062
Sembcorp Industries Ltd.	40,200	201,703
Singapore Airlines Ltd.	58,300	296,999
Singapore Exchange Ltd.	38,000	494,325
Singapore Technologies Engineering Ltd.	65,800	429,246
Singapore Telecommunications Ltd.	321,600	1,050,213
United Overseas Bank Ltd.	58,200	1,550,420
UOL Group Ltd.	26,900	164,321
Wilmar International Ltd.	76,500	183,983
		15,496,592
Spain — 2.7%
ACS Actividades de Construccion y Servicios SA	7,729	635,163
Aena SME SA(c)	33,934	922,375
Amadeus IT Group SA	20,460	1,566,144
Banco Bilbao Vizcaya Argentaria SA	257,114	5,174,033
Banco Santander SA	661,323	6,736,885
CaixaBank SA	156,525	1,655,219
Cellnex Telecom SA(c)	25,880	807,406
Endesa SA	14,428	517,736
Iberdrola SA	249,919	5,066,744
Industria de Diseno Textil SA	50,529	2,793,559
Naturgy Energy Group SA	5,142	155,969
Redeia Corp. SA	17,860	321,785
Repsol SA	52,535	962,596
Telefonica SA	177,760	900,084
		28,215,698
Sweden — 3.0%
AAK AB	8,596	240,335
AddTech AB, Cl. B	10,742	364,385
Alfa Laval AB	12,811	612,715
Assa Abloy AB, Cl. B	44,565	1,684,010
Atlas Copco AB, Cl. A	114,757	1,936,090
Atlas Copco AB, Cl. B	69,924	1,051,530
Avanza Bank Holding AB	5,676	219,685
Axfood AB	5,298	144,554
Beijer Ref AB	17,404	276,117
Boliden AB(a)	12,623	570,479
Castellum AB	16,077	182,660
Embracer Group AB(a)	8,106	84,711
Epiroc AB, Cl. A	28,574	605,645
Epiroc AB, Cl. B	17,085	320,372
EQT AB	23,274	808,123
Essity AB, Cl. B	26,760	735,495
Evolution AB(c)	6,073	406,381
Fastighets AB Balder, Cl. B(a)	29,025	212,875
Getinge AB, Cl. B	10,183	239,543
H & M Hennes & Mauritz AB, Cl. B	23,979	455,456
Hexagon AB, Cl. B	93,454	1,147,439

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Sweden — 3.0% (continued)
Holmen AB, Cl. B	2,936	111,099
Husqvarna AB, Cl. B	17,067	81,447
Industrivarden AB, Cl. A	4,403	183,588
Industrivarden AB, Cl. C	7,478	311,331
Indutrade AB	11,903	318,500
Investment AB Latour, Cl. B	6,598	168,834
Investor AB, Cl. A	23,680	781,808
Investor AB, Cl. B	79,656	2,631,144
L E Lundbergforetagen AB, Cl. B	2,062	110,567
Lifco AB, Cl. B	9,783	379,468
Nibe Industrier AB, Cl. B	61,605	240,839
Nordnet AB publ	6,374	184,656
Saab AB, Cl. B	13,626	752,175
Sagax AB, Cl. B	9,198	206,586
Sandvik AB	47,630	1,447,591
Sectra AB, Cl. B	5,824	185,165
Securitas AB, Cl. B	23,005	339,774
Skandinaviska Enskilda Banken AB, Cl. A	73,084	1,396,622
Skanska AB, Cl. B	15,344	419,626
SKF AB, Cl. B	15,350	396,181
SSAB AB, Cl. A	11,205	71,226
SSAB AB, Cl. B	24,572	152,984
Svenska Cellulosa AB SCA, Cl. B	29,005	387,294
Svenska Handelsbanken AB, Cl. A	62,845	825,575
Svenska Handelsbanken AB, Cl. B	2,255	49,602
Sweco AB, Cl. B	8,120	146,789
Swedbank AB, Cl. A	39,060	1,189,185
Swedish Orphan Biovitrum AB(a)	8,478	292,231
Tele2 AB, Cl. B	24,650	390,687
Telefonaktiebolaget LM Ericsson, Cl. B	132,897	1,341,220
Telia Co. AB	100,524	394,789
Thule Group AB(c)	5,072	130,587
Trelleborg AB, Cl. B	9,099	381,022
Volvo AB, Cl. A	9,452	260,285
Volvo AB, Cl. B	66,527	1,836,194
Volvo Car AB, Cl. B(a),(b)	25,586	88,867
		30,884,138
Switzerland — 7.4%
ABB Ltd.	72,072	5,356,357
Alcon AG	22,038	1,641,697
Chocoladefabriken Lindt & Spruengli AG	43	662,610
Cie Financiere Richemont SA, Cl. A	23,973	4,739,352
DSM-Firmenich AG	11,344	925,693
Galderma Group AG	4,865	899,972
Geberit AG	1,471	1,075,649
Givaudan SA	420	1,725,519
Glencore PLC	439,695	2,105,408
Holcim AG	21,942	1,949,975
Kuehne + Nagel International AG	2,312	443,535
Lonza Group AG	3,191	2,202,992

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Switzerland — 7.4% (continued)
Nestle SA	116,594	11,166,299
Novartis AG	86,162	10,655,001
Partners Group Holding AG	978	1,196,870
Roche Holding AG	31,812	10,259,890
Roche Holding AG, BR	1,282	434,067
Schindler Holding AG	900	304,391
Schindler Holding AG, PC	1,838	654,834
SGS SA	7,620	860,199
Sika AG	6,985	1,367,851
STMicroelectronics NV	28,120	692,614
Straumann Holding AG	4,630	582,535
Swiss Life Holding AG	1,299	1,411,707
Swiss Re AG	13,311	2,430,885
Swisscom AG	1,157	849,644
UBS Group AG	143,879	5,507,819
Zurich Insurance Group AG	6,588	4,587,595
		76,690,960
United Kingdom — 12.3%
3i Group PLC	43,062	2,489,395
Admiral Group PLC	10,661	458,869
Anglo American PLC	45,299	1,711,092
Ashtead Group PLC	19,474	1,298,233
Associated British Foods PLC	13,586	409,658
AstraZeneca PLC	68,090	11,155,696
Auto Trader Group PLC(c)	37,613	385,658
Aviva PLC	135,090	1,186,688
BAE Systems PLC	136,197	3,348,021
Barclays PLC	636,204	3,402,026
Barratt Redrow PLC	56,737	280,509
BP PLC	658,735	3,828,023
British American Tobacco PLC	93,735	4,807,934
BT Group PLC	271,539	662,686
Bunzl PLC	14,218	431,890
Centrica PLC	219,254	516,505
Coca-Cola European Partners PLC	9,188	816,170
Compass Group PLC	77,550	2,568,630
Convatec Group PLC(c)	67,937	217,971
Croda International PLC	5,181	196,520
Diageo PLC	99,317	2,283,539
GSK PLC	185,147	4,331,173
Haleon PLC	403,995	1,879,528
Halma PLC	17,408	811,025
Hikma Pharmaceuticals PLC	7,299	176,357
HSBC Holdings PLC	793,856	11,091,371
ICG PLC	13,829	350,849
Imperial Brands PLC	34,009	1,351,656
Informa PLC	59,527	756,914
InterContinental Hotels Group PLC	6,439	777,634
International Consolidated Airlines Group SA	156,501	859,283
Intertek Group PLC	7,334	488,053

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon International Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
United Kingdom — 12.3% (continued)
J Sainsbury PLC	78,129	350,653
JD Sports Fashion PLC	109,941	134,595
Kingfisher PLC	80,589	326,964
Land Securities Group PLC	33,050	269,873
Legal & General Group PLC	256,526	801,475
Lloyds Banking Group PLC	2,727,769	3,192,528
London Stock Exchange Group PLC	21,531	2,683,454
M&G PLC	102,736	355,402
Marks & Spencer Group PLC	91,659	479,056
Melrose Industries PLC	56,660	465,715
Mondi PLC	18,258	203,949
National Grid PLC	220,858	3,307,995
NatWest Group PLC	353,733	2,714,159
Next PLC	5,288	993,515
Pearson PLC	28,513	397,096
Phoenix Group Holdings PLC	32,400	286,914
Reckitt Benckiser Group PLC	30,361	2,319,997
RELX PLC	83,020	3,661,685
Rentokil Initial PLC	109,325	605,717
Rightmove PLC	34,932	306,582
Rio Tinto PLC	48,026	3,461,618
Rolls-Royce Holdings PLC	385,514	5,910,958
Schroders PLC	37,415	186,505
Segro PLC	58,987	540,487
Severn Trent PLC	12,435	454,353
Shell PLC	266,910	9,985,629
Smith & Nephew PLC	40,523	748,040
Smiths Group PLC	15,672	518,474
Spirax Group PLC	3,479	324,305
SSE PLC	48,939	1,231,962
Standard Chartered PLC	86,910	1,780,746
Taylor Wimpey PLC	167,236	231,149
Tesco PLC	296,840	1,791,679
The Sage Group PLC	42,510	642,018
The Weir Group PLC	11,719	455,753
Unilever PLC	109,626	6,609,650
United Utilities Group PLC	31,467	496,323
Vodafone Group PLC	892,365	1,080,283
Whitbread PLC	7,791	296,544
Wise PLC, Cl. A(a)	29,339	372,558
WPP PLC	42,555	160,744
		126,466,658
United States — .2%
Brookfield Asset Management Ltd., Cl. A	18,199	985,446
RB Global, Inc.	8,478	842,022
		1,827,468
Total Common Stocks (cost $845,976,177)		1,024,017,714

BNY Mellon International Equity ETF (continued)
Description	Preferred Dividend Rate (%)	Shares	Value ($)
Preferred Stocks — .2%
Germany — .2%
Bayerische Motoren Werke AG	4.32	2,685	232,582
Dr. Ing. h.c. F. Porsche AG(b),(c)	2.31	4,379	229,716
Henkel AG & Co. KGaA	2.04	7,595	615,910
Porsche Automobil Holding SE	1.91	6,874	273,405
Sartorius AG	0.74	988	271,517
Volkswagen AG	6.36	9,154	953,225
Total Preferred Stocks (cost $2,753,780)			2,576,355

Number of Rights
Rights — .0%
Norway — .0%
Vend Marketplaces ASA (cost $0)	3,198	7,141

Shares
Warrants — .0%
Canada — .0%
Constellation Software, Inc. (cost $0)	563	0

	1-Day Yield (%)
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $814,347)	4.04	814,347	814,347
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(e) (cost $366,686)	4.04	366,686	366,686
Total Investments (cost $849,910,990)		99.5%	1,027,782,243
Cash and Receivables (Net)		.5%	4,859,672
Net Assets		100.0%	1,032,641,915

ADR—American Depositary Receipt
BR—Bearer Certificate
CDI—CREST Depository Interest
CVA—Company Voluntary Arrangement
PC—Participation Certificate
REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $2,942,753 and the value of the collateral was
$3,103,123, consisting of cash collateral of $366,686 and U.S. Government & Agency securities valued at $2,736,437.  In addition, the value of collateral may include pending sales that are also on loan.

SCHEDULES OF INVESTMENTS (continued)
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to $10,336,916 or 1.0% of net assets.

(d)	The fund held Level 3 securities at October 31, 2025. These securities were valued at $0 or .0% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon International Equity ETF
Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .1%	307,275	46,711,283	(46,204,211)	814,347	58,794
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .0%	399,531	11,403,604	(11,436,449)	366,686	7,522 ††
Total - .1%	706,806	58,114,887	(57,640,660)	1,181,033	66,316

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BNY Mellon International Equity ETF
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI EAFE Index	29	12/19/2025	4,041,013	4,070,295	29,282
S&P/TSX 60 Index	2	12/18/2025	499,555(a)	508,611	9,056
Gross Unrealized Appreciation					38,338

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.
See notes to financial statements.

SCHEDULES OF INVESTMENTS
October 31, 2025

BNY Mellon Emerging Markets Equity ETF
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — .0%
India — .0%
TVS Motor Co. Ltd., Notes (cost $0)	INR	6.00	9/1/2026	55,760	628

	Shares
Common Stocks — 98.2%
Australia — .0%
MMG Ltd.(b),(c)	28,000	24,894
Brazil — 3.1%
Ambev SA	29,044	68,765
B3 SA - Brasil Bolsa Balcao	32,124	75,640
Banco Bradesco SA	13,399	38,641
Banco BTG Pactual SA	7,945	72,219
Banco do Brasil SA	12,244	49,930
Banco Santander Brasil SA	2,097	12,138
BB Seguridade Participacoes SA	4,356	26,693
Caixa Seguridade Participacoes SA	3,920	10,941
Centrais Eletricas Brasileiras SA	6,503	67,166
Cia de Saneamento Basico do Estado de Sao Paulo	3,084	75,726
Cia Paranaense de Energia - Copel	3,690	8,976
CPFL Energia SA	1,124	8,658
CSN Mineracao SA	3,008	3,391
Embraer SA	4,333	70,066
Energisa SA	1,653	15,873
Eneva SA(b)	5,967	20,244
Engie Brasil Energia SA	1,276	9,454
Equatorial Energia SA	7,966	54,096
Hapvida Participacoes e Investimentos SA(b),(d)	2,389	13,912
Itau Unibanco Holding SA	4,016	26,183
JBS NV, Cl. A(b)	2,124	28,058
Klabin SA	5,100	17,018
Localiza Rent a Car SA	5,659	41,277
Lojas Renner SA	8,222	22,597
Motiva Infraestrutura de Mobilidade SA	8,531	25,141
Natura Cosmeticos SA(b)	2,036	3,414
Neoenergia SA	814	4,402
NU Holdings Ltd., Cl. A(b)	22,459	361,814
Pagseguro Digital Ltd., Cl. A	1,241	11,901
Petroleo Brasileiro SA	23,411	136,549
Porto Seguro SA	783	6,979
PRIO SA(b)	5,069	33,774
Raia Drogasil SA	6,400	23,793
Rede D’Or Sao Luiz SA(d)	4,794	38,440
Rumo SA	7,812	23,211
StoneCo Ltd., Cl. A(b)	1,483	28,192
Suzano SA	4,781	43,316
Telefonica Brasil SA	5,474	32,792

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Brazil — 3.1% (continued)
TIM SA	5,000	22,525
TOTVS SA	2,994	24,746
Ultrapar Participacoes SA	4,577	18,223
Vale SA	23,336	281,714
Vibra Energia SA	7,624	33,723
WEG SA	9,427	73,646
XP, Inc., Cl. A	1,878	34,217
		2,100,174
Canada — .0%
China Gold International Resources Corp. Ltd.	1,400	23,669
Chile — .4%
Banco de Chile	242,901	42,645
Banco de Credito e Inversiones SA	605	31,112
Banco Santander Chile	341,271	24,693
Cencosud SA	8,192	25,415
Cia Sud Americana de Vapores SA	122,776	6,112
Empresas CMPC SA	5,052	7,292
Empresas Copec SA	2,692	19,255
Enel Americas SA	86,341	8,156
Enel Chile SA	176,433	13,483
Falabella SA	6,968	43,746
Latam Airlines Group SA(b)	1,855,137	42,294
Plaza SA	2,679	7,549
		271,752
China — 23.1%
360 Security Technology, Inc., Cl. A	2,900	4,880
3SBio, Inc.(d)	12,000	47,554
AAC Technologies Holdings, Inc.	5,500	28,306
Accelink Technologies Co. Ltd., Cl. A	600	5,312
Advanced Micro-Fabrication Equipment, Inc. China, Cl. A	138	5,420
AECC Aero-Engine Control Co. Ltd., Cl. A	1,400	3,694
AECC Aviation Power Co. Ltd., Cl. A	200	1,099
Agricultural Bank of China Ltd., Cl. A	35,200	39,389
Agricultural Bank of China Ltd., Cl. H	200,000	152,338
Aier Eye Hospital Group Co. Ltd., Cl. A	3,800	6,544
Air China Ltd., Cl. A(b)	300	331
Air China Ltd., Cl. H(b)	20,000	14,693
Aisino Corp., Cl. A	2,500	2,921
Akeso, Inc.(b),(d)	4,000	58,362
Aluminum Corp. of China Ltd., Cl. A	6,900	9,690
Aluminum Corp. of China Ltd., Cl. H	24,000	30,509
Amlogic Shanghai Co. Ltd., Cl. A(b)	140	1,693
Angang Steel Co. Ltd., Cl. A(b)	10,700	4,001
Angel Yeast Co. Ltd., Cl. A	1,200	6,549
Anhui Conch Cement Co. Ltd., Cl. A	1,600	5,216
Anhui Conch Cement Co. Ltd., Cl. H	8,500	25,307
Anhui Expressway Co. Ltd., Cl. H	4,000	6,341
Anhui Gujing Distillery Co. Ltd., Cl. A	200	4,527
Anhui Gujing Distillery Co. Ltd., Cl. B	800	10,108
Anhui Jianghuai Automobile Group Corp. Ltd., Cl. A(b)	800	5,728
Anhui Kouzi Distillery Co. Ltd., Cl. A	1,800	8,204

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
Anhui Yingjia Distillery Co. Ltd., Cl. A	700	4,170
Anker Innovations Technology Co. Ltd., Cl. A	520	8,546
ANTA Sports Products Ltd.	6,600	68,784
Ascentage Pharma Group International(b),(d)	1,600	13,690
Asia - Potash International Investment Guangzhou Co. Ltd., Cl. A(b)	300	1,762
ASR Microelectronics Co. Ltd., Cl. A(b)	119	1,562
Asymchem Laboratories Tianjin Co. Ltd., Cl. A	440	6,067
Asymchem Laboratories Tianjin Co. Ltd., Cl. H(d)	140	1,508
Atour Lifestyle Holdings Ltd., ADR	318	12,389
Autohome, Inc., ADR	266	6,703
Avary Holding Shenzhen Co. Ltd., Cl. A	400	2,955
AviChina Industry & Technology Co. Ltd., Cl. H	16,000	8,152
BAIC BluePark New Energy Technology Co. Ltd., Cl. A(b)	3,100	3,639
Baidu, Inc., Cl. A(b)	13,900	210,319
Bank of Beijing Co. Ltd., Cl. A	8,000	6,287
Bank of Changsha Co. Ltd., Cl. A	2,900	3,901
Bank of Chengdu Co. Ltd., Cl. A	2,200	5,199
Bank of China Ltd., Cl. A	15,500	12,224
Bank of China Ltd., Cl. H	413,000	233,808
Bank of Chongqing Co. Ltd., Cl. A	3,300	4,950
Bank of Communications Co. Ltd., Cl. A	20,500	20,692
Bank of Communications Co. Ltd., Cl. H	49,000	43,501
Bank of Guiyang Co. Ltd., Cl. A	1,100	940
Bank of Hangzhou Co. Ltd., Cl. A	2,600	5,738
Bank of Jiangsu Co. Ltd., Cl. A	8,200	12,427
Bank of Nanjing Co. Ltd., Cl. A	2,200	3,498
Bank of Ningbo Co. Ltd., Cl. A	2,900	11,554
Bank of Shanghai Co. Ltd., Cl. A	2,900	3,869
Bank of Suzhou Co. Ltd., Cl. A	3,200	3,720
Baoshan Iron & Steel Co. Ltd., Cl. A	9,700	10,050
Beijing Capital Eco-Environment Protection Group Co. Ltd., Cl. A	7,900	3,543
Beijing Compass Technology Development Co. Ltd., Cl. A(b)	245	4,971
Beijing Dabeinong Technology Group Co. Ltd., Cl. A	2,200	1,274
Beijing Easpring Material Technology Co. Ltd., Cl. A	1,000	9,725
Beijing E-Hualu Information Technology Co. Ltd., Cl. A(b)	400	1,147
Beijing Kingsoft Office Software, Inc., Cl. A	184	9,286
Beijing New Building Materials PLC, Cl. A	1,200	4,010
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Cl. A	800	1,451
Beijing Shiji Information Technology Co. Ltd., Cl. A	1,690	2,345
Beijing Tiantan Biological Products Corp. Ltd., Cl. A	340	881
Beijing United Information Technology Co. Ltd., Cl. A	700	2,795
Beijing Yanjing Brewery Co. Ltd., Cl. A	300	496
Beijing-Shanghai High Speed Railway Co. Ltd., Cl. A	19,000	13,863
Beiqi Foton Motor Co. Ltd., Cl. A(b)	6,200	2,615
Bethel Automotive Safety Systems Co. Ltd., Cl. A	560	3,946
Bilibili, Inc., Cl. Z(b)	1,740	52,028
Biwin Storage Technology Co. Ltd., Cl. A(b)	273	5,028
Bloks Group Ltd.(b)	300	3,439
Bloomage Biotechnology Corp. Ltd., Cl. A	97	736
Bluefocus Intelligent Communications Group Co. Ltd., Cl. A(b)	3,320	3,430

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
BOC International China Co. Ltd., Cl. A	1,900	3,753
BOE Technology Group Co. Ltd., Cl. A	14,300	8,162
BTG Hotels Group Co. Ltd., Cl. A	800	1,634
BYD Co. Ltd., Cl. A	2,600	36,839
BYD Co. Ltd., Cl. H	22,000	284,758
By-health Co. Ltd., Cl. A	3,400	5,999
Caitong Securities Co. Ltd., Cl. A	2,300	2,781
Cambricon Technologies Corp. Ltd., Cl. A(b)	170	32,860
Canmax Technologies Co. Ltd., Cl. A	100	428
Capital Securities Co. Ltd., Cl. A	200	585
Cathay Biotech, Inc., Cl. A	159	1,135
CCCC Design & Consulting Group Co. Ltd., Cl. A	400	431
CCOOP Group Co. Ltd., Cl. A(b)	12,800	4,822
CECEP Solar Energy Co. Ltd., Cl. A	9,200	6,027
CECEP Wind-Power Corp., Cl. A	3,000	1,303
CGN Power Co. Ltd., Cl. A	2,500	1,385
CGN Power Co. Ltd., Cl. H(d)	69,000	27,344
Chagee Holdings, Ltd., ADR(b),(c)	253	3,959
Changjiang Securities Co. Ltd., Cl. A	3,900	4,836
Chaozhou Three-Circle Group Co. Ltd., Cl. A	1,500	10,478
Chifeng Jilong Gold Mining Co. Ltd., Cl. H	1,200	4,447
China Baoan Group Co. Ltd., Cl. A	2,400	3,866
China Cinda Asset Management Co. Ltd., Cl. H	58,000	9,403
China CITIC Bank Corp. Ltd., Cl. H	57,000	54,344
China CITIC Financial Asset Management Co. Ltd., Cl. H(b),(d)	87,000	11,530
China Coal Energy Co. Ltd., Cl. A	3,200	6,109
China Coal Energy Co. Ltd., Cl. H	15,000	21,133
China Communications Services Corp. Ltd., Cl. H	28,000	16,788
China Construction Bank Corp., Cl. A	4,600	5,904
China Construction Bank Corp., Cl. H	608,000	602,352
China CSSC Holdings Ltd., Cl. A	1,900	9,589
China Eastern Airlines Corp. Ltd., Cl. A(b)	3,300	2,227
China Eastern Airlines Corp. Ltd., Cl. H(b)	24,000	12,321
China Energy Engineering Corp. Ltd., Cl. A	5,400	1,829
China Energy Engineering Corp. Ltd., Cl. H	64,000	9,552
China Everbright Bank Co. Ltd., Cl. A	8,000	3,756
China Everbright Bank Co. Ltd., Cl. H	61,000	25,037
China Feihe Ltd.(d)	13,000	6,941
China Galaxy Securities Co. Ltd., Cl. A	1,600	3,954
China Galaxy Securities Co. Ltd., Cl. H	20,500	29,488
China Great Wall Securities Co. Ltd., Cl. A	3,100	4,816
China Greatwall Technology Group Co. Ltd., Cl. A(b)	1,900	4,517
China Hongqiao Group Ltd.	15,000	56,972
China International Capital Corp. Ltd., Cl. A	1,200	6,216
China International Capital Corp. Ltd., Cl. H(d)	9,600	26,112
China International Marine Containers Group Co. Ltd., Cl. A	3,300	3,660
China Jushi Co. Ltd., Cl. A	2,100	4,842
China Life Insurance Co. Ltd., Cl. A	1,000	6,181
China Life Insurance Co. Ltd., Cl. H	48,000	151,432
China Literature Ltd.(b),(d)	3,200	17,202

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
China Longyuan Power Group Corp. Ltd., Cl. H	22,000	20,380
China Merchants Bank Co. Ltd., Cl. A	9,000	51,735
China Merchants Bank Co. Ltd., Cl. H	24,500	153,326
China Merchants Energy Shipping Co. Ltd., Cl. A	2,600	3,385
China Merchants Expressway Network & Technology Holdings Co. Ltd., Cl. A	2,500	3,606
China Merchants Securities Co. Ltd., Cl. A	2,400	5,847
China Merchants Securities Co. Ltd., Cl. H(d)	2,200	4,413
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Cl. A	3,100	4,118
China Minsheng Banking Corp. Ltd., Cl. A	16,600	9,124
China Minsheng Banking Corp. Ltd., Cl. H	43,000	22,019
China National Building Material Co. Ltd., Cl. H	32,000	22,686
China National Chemical Engineering Co. Ltd., Cl. A	4,600	4,999
China National Nuclear Power Co. Ltd., Cl. A	8,200	10,352
China National Software & Service Co. Ltd., Cl. A(b)	90	662
China Nonferrous Mining Corp. Ltd.	11,000	20,310
China Northern Rare Earth Group High-Tech Co. Ltd., Cl. A	2,100	15,000
China Oilfield Services Ltd., Cl. A	1,100	2,225
China Oilfield Services Ltd., Cl. H	12,000	11,688
China Pacific Insurance Group Co. Ltd., Cl. A	4,100	20,461
China Pacific Insurance Group Co. Ltd., Cl. H	15,000	60,794
China Petroleum & Chemical Corp., Cl. A	15,100	11,611
China Petroleum & Chemical Corp., Cl. H	116,000	61,640
China Railway Group Ltd., Cl. A	7,400	5,846
China Railway Group Ltd., Cl. H	28,000	14,194
China Railway Signal & Communication Corp. Ltd., Cl. A	3,228	2,410
China Railway Signal & Communication Corp. Ltd., Cl. H(d)	11,000	4,826
China Reinsurance Group Corp., Cl. H	29,000	5,895
China Resources Beverage Holdings Co. Ltd.	3,400	4,598
China Resources Microelectronics Ltd., Cl. A	295	2,104
China Resources Mixc Lifestyle Services Ltd.(d)	4,000	20,905
China Resources Pharmaceutical Group Ltd.(d)	500	320
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Cl. A	600	2,432
China Science Publishing & Media Ltd., Cl. A	100	274
China Shenhua Energy Co. Ltd., Cl. A	2,100	12,550
China Shenhua Energy Co. Ltd., Cl. H	25,000	130,143
China Southern Airlines Co. Ltd., Cl. A(b)	2,800	2,625
China Southern Airlines Co. Ltd., Cl. H(b)	22,000	13,247
China Southern Power Grid Energy Storage Co. Ltd., Cl. A	2,900	5,165
China State Construction Engineering Corp. Ltd., Cl. A	18,700	14,275
China Suntien Green Energy Corp. Ltd., Cl. H	15,000	8,395
China Three Gorges Renewables Group Co. Ltd., Cl. A	12,600	7,528
China Tourism Group Duty Free Corp. Ltd., Cl. A	400	4,278
China Tourism Group Duty Free Corp., Ltd., Cl. H(d)	800	6,876
China Tower Corp. Ltd., Cl. H(d)	26,400	38,145
China United Network Communications Ltd., Cl. A	13,300	10,134
China Vanke Co. Ltd., Cl. A(b)	3,200	2,821
China Vanke Co. Ltd., Cl. H(b)	14,200	8,039
China XD Electric Co. Ltd., Cl. A	2,900	3,249
China Yangtze Power Co. Ltd., Cl. A	8,900	35,158
China Zhenhua Group Science & Technology Co. Ltd., Cl. A	200	1,418

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
China Zheshang Bank Co. Ltd., Cl. A	15,600	6,557
China Zheshang Bank Co. Ltd., Cl. H	10,000	3,255
Chongqing Brewery Co., Ltd., Cl. A	700	5,284
Chongqing Changan Automobile Co. Ltd., Cl. A	3,186	5,549
Chongqing Changan Automobile Co. Ltd., Cl. B	12,150	7,066
Chongqing Rural Commercial Bank Co. Ltd., Cl. A	800	778
Chongqing Rural Commercial Bank Co. Ltd., Cl. H	12,000	9,866
Chongqing Zhifei Biological Products Co. Ltd., Cl. A	1,100	3,184
CITIC Ltd.	36,000	55,675
Citic Pacific Special Steel Group Co. Ltd., Cl. A	1,100	2,256
CITIC Securities Co. Ltd., Cl. A	4,035	16,665
CITIC Securities Co. Ltd., Cl. H	11,500	43,768
CMOC Group Ltd., Cl. A	4,200	10,061
CMOC Group Ltd., Cl. H	30,000	64,924
CNGR Advanced Material Co. Ltd., Cl. A	1,120	7,249
CNPC Capital Co. Ltd., Cl. A	2,800	4,121
Contemporary Amperex Technology Co. Ltd., Cl. A	1,900	103,841
Contemporary Amperex Technology Co. Ltd., Cl. H	700	50,301
COSCO SHIPPING Development Co. Ltd., Cl. A	18,100	6,667
COSCO Shipping Energy Transportation Co. Ltd., Cl. A	3,600	6,827
COSCO Shipping Energy Transportation Co. Ltd., Cl. H	2,000	2,831
COSCO SHIPPING Holdings Co. Ltd., Cl. A	5,700	12,028
COSCO SHIPPING Holdings Co. Ltd., Cl. H	17,000	29,506
Country Garden Services Holdings Co. Ltd.	14,000	11,132
CRRC Corp. Ltd., Cl. A	11,100	11,969
CRRC Corp. Ltd., Cl. H	29,000	21,977
CSC Financial Co. Ltd., Cl. A	1,100	4,050
CSC Financial Co. Ltd., Cl. H(d)	6,000	10,167
CSPC Innovation Pharmaceutical Co. Ltd., Cl. A	400	1,991
CSSC Science & Technology Co. Ltd., Cl. A	2,000	3,368
Daqin Railway Co. Ltd., Cl. A	6,700	5,397
DaShenLin Pharmaceutical Group Co. Ltd., Cl. A	1,200	3,084
Datang International Power Generation Co. Ltd., Cl. A	4,600	2,354
Datang International Power Generation Co. Ltd., Cl. H	8,000	2,460
DHC Software Co. Ltd., Cl. A	2,000	2,907
Do-Fluoride New Materials Co. Ltd., Cl. A	1,100	4,392
Dong-E-E-Jiao Co. Ltd., Cl. A	1,000	6,676
Dongfang Electric Corp. Ltd., Cl. H	3,200	7,819
Dongfeng Motor Group Co. Ltd., Cl. H(b)	14,000	16,932
Dongguan Yiheda Automation Co. Ltd., Cl. A	100	404
Dongxing Securities Co. Ltd., Cl. A	2,000	3,562
Duality Biotherapeutics, Inc.(b)	400	16,160
East Money Information Co. Ltd., Cl. A	6,700	24,018
Eastern Air Logistics Co. Ltd., Cl. A	100	225
Eastroc Beverage Group Co. Ltd., Cl. A	230	9,053
Easyhome New Retail Group Co. Ltd., Cl. A(b)	300	122
Ecovacs Robotics Co. Ltd., Cl. A	700	8,797
ENN Energy Holdings Ltd.	4,100	35,687
ENN Natural Gas Co. Ltd., Cl. A	1,500	4,116
Eoptolink Technology, Inc. Ltd., Cl. A	400	19,361

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
Eve Energy Co. Ltd., Cl. A	900	10,524
Everbright Securities Co. Ltd., Cl. A	2,400	6,279
FAW Jiefang Group Co., Ltd., Cl. A	5,800	5,854
Flat Glass Group Co. Ltd., Cl. A	700	1,821
Flat Glass Group Co. Ltd., Cl. H	4,000	6,289
Focus Media Information Technology Co. Ltd., Cl. A	5,600	6,101
Foshan Haitian Flavouring & Food Co. Ltd., Cl. A	1,882	10,083
Founder Securities Co. Ltd., Cl. A	4,800	5,553
Foxconn Industrial Internet Co. Ltd., Cl. A	4,200	42,511
Fujian Kuncai Material Technology Co. Ltd., Cl. A(b)	200	519
Fujian Sunner Development Co. Ltd., Cl. A	200	476
Full Truck Alliance Co. Ltd., ADR	4,504	58,552
Fuyao Glass Industry Group Co. Ltd., Cl. A	2,100	19,927
Fuyao Glass Industry Group Co. Ltd., Cl. H(d)	2,400	21,415
GalaxyCore, Inc., Cl. A	881	1,977
Gan & Lee Pharmaceuticals Co. Ltd., Cl. A	800	7,645
Ganfeng Lithium Co. Ltd., Cl. A	200	1,941
Ganfeng Lithium Co. Ltd., Cl. H(d)	2,960	19,537
GD Power Development Co. Ltd., Cl. A	5,400	4,016
GDS Holdings Ltd., Cl. A(b)	7,300	32,085
GEM Co. Ltd., Cl. A	2,200	2,635
Gemdale Corp., Cl. A(b)	4,800	2,638
Genscript Biotech Corp.(b)	10,000	20,715
GF Securities Co. Ltd., Cl. A	3,400	10,788
GF Securities Co. Ltd., Cl. H	6,000	14,490
Giant Biogene Holding Co. Ltd.(d)	2,600	12,444
GigaDevice Semiconductor, Inc., Cl. A	180	5,567
Glodon Co. Ltd., Cl. A	1,400	2,895
GoerTek, Inc., Cl. A	800	3,694
Goldwind Science & Technology Co. Ltd., Cl. A	1,600	3,531
Goldwind Science & Technology Co. Ltd., Cl. H	4,000	6,793
Goneo Group Co. Ltd., Cl. A	112	688
Gotion High-tech Co. Ltd., Cl. A	1,100	7,038
Great Wall Motor Co. Ltd., Cl. A	200	641
Great Wall Motor Co. Ltd., Cl. H	17,500	34,067
Gree Electric Appliances, Inc. of Zhuhai, Cl. A	2,800	15,647
Greenland Holdings Corp. Ltd., Cl. A(b)	4,900	1,219
Greentown China Holdings Ltd.	8,000	8,543
GRG Banking Equipment Co. Ltd., Cl. A	1,400	2,529
Guangdong Haid Group Co. Ltd., Cl. A	800	6,567
Guanghui Energy Co. Ltd., Cl. A	1,600	1,185
Guangshen Railway Co. Ltd., Cl. H	22,000	6,454
Guangzhou Automobile Group Co. Ltd., Cl. H	16,000	6,711
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Cl. A	300	1,112
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Cl. H	2,000	4,827
Guangzhou Haige Communications Group, Inc. Co., Cl. A	2,200	3,622
Guangzhou Kingmed Diagnostics Group Co. Ltd., Cl. A	200	841
Guangzhou Shiyuan Electronic Technology Co. Ltd., Cl. A	1,100	6,451
Guangzhou Tinci Materials Technology Co. Ltd., Cl. A	200	1,121
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Cl. A	3,100	3,526

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
Guolian Minsheng Securities Co. Ltd., Cl. A	7,500	11,608
Guosen Securities Co. Ltd., Cl. A	2,800	5,526
Guotai Haitong Securities Co. Ltd.	4,700	12,805
Guotai Haitong Securities Co. Ltd., Cl. H(d)	15,800	30,249
Guoyuan Securities Co. Ltd., Cl. A	3,000	3,694
H World Group Ltd.	12,800	49,835
Haidilao International Holding Ltd.(c),(d)	8,000	13,175
Haier Smart Home Co. Ltd., Cl. A	4,300	16,206
Haier Smart Home Co. Ltd., Cl. H	13,800	44,815
Hainan Airlines Holding Co. Ltd., Cl. A(b)	15,200	3,782
Hainan Airport Infrastructure Co. Ltd., Cl. A	8,300	5,752
Haitian International Holdings Ltd.	5,000	13,664
Hangcha Group Co. Ltd., Cl. A	300	1,212
Hangzhou Binjiang Real Estate Group Co. Ltd., Cl. A	3,000	4,479
Hangzhou First Applied Material Co. Ltd., Cl. A	1,479	3,264
Hangzhou Lion Electronics Co. Ltd., Cl. A(b)	200	984
Hangzhou Silan Microelectronics Co. Ltd., Cl. A	1,200	5,376
Hangzhou Tigermed Consulting Co. Ltd., Cl. A	700	5,893
Hangzhou Tigermed Consulting Co. Ltd., Cl. H(d)	200	1,198
Han’s Laser Technology Industry Group Co. Ltd., Cl. A	400	2,316
Hansoh Pharmaceutical Group Co. Ltd.(d)	8,000	36,685
Haohua Chemical Science & Technology Co. Ltd., Cl. A	100	446
Hebei Hengshui Laobaigan Liquor Co. Ltd., Cl. A	300	713
Hebei Sinopack Electronic Technology Co. Ltd., Cl. A	1,400	11,220
Heilongjiang Agriculture Co. Ltd., Cl. A	200	406
Henan Shenhuo Coal & Power Co. Ltd., Cl. A	600	2,086
Henan Shuanghui Investment & Development Co. Ltd., Cl. A	600	2,171
Hengdian Group DMEGC Magnetics Co. Ltd., Cl. A	300	893
Hengli Petrochemical Co. Ltd., Cl. A	2,000	5,047
Hengtong Optic-electric Co. Ltd., Cl. A	1,200	3,772
Hengyi Petrochemical Co. Ltd., Cl. A	2,800	2,637
Hisense Home Appliances Group Co. Ltd., Cl. A	500	1,799
Hisense Home Appliances Group Co. Ltd., Cl. H	2,000	5,903
Hithink RoyalFlush Information Network Co. Ltd., Cl. A	200	10,213
HLA Group Corp. Ltd., Cl. A	3,800	3,307
Hongta Securities Co. Ltd., Cl. A	2,800	3,452
Horizon Robotics(b)	55,800	63,179
Hoshine Silicon Industry Co. Ltd., Cl. A	200	1,394
Hua Hong Semiconductor Ltd., Cl. H(b),(d)	6,000	61,566
Huaan Securities Co., Ltd., Cl. A	9,200	8,575
Huadian Power International Corp. Ltd., Cl. A	2,000	1,521
Huadian Power International Corp. Ltd., Cl. H	20,000	11,786
Huadong Medicine Co. Ltd., Cl. A	1,100	6,430
Huafon Chemical Co. Ltd., Cl. A	2,300	2,900
Huaibei Mining Holdings Co. Ltd., Cl. A	1,900	3,547
Hualan Biological Engineering, Inc., Cl. A	1,000	2,266
Huaneng Lancang River Hydropower, Inc., Cl. A	3,200	4,427
Huaneng Power International, Inc., Cl. A	3,200	3,657
Huaneng Power International, Inc., Cl. H	22,000	18,172
Huatai Securities Co. Ltd., Cl. A	2,100	6,412

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
Huatai Securities Co. Ltd., Cl. H(d)	10,000	25,141
Huaxi Securities Co. Ltd., Cl. A	2,000	2,837
Huaxia Bank Co. Ltd., Cl. A	1,900	1,819
Huaxia Eye Hospital Group Co. Ltd., Cl. A	1,300	3,573
Huayu Automotive Systems Co. Ltd., Cl. A	1,100	3,158
Hubei Feilihua Quartz Glass Co. Ltd., Cl. A	300	3,313
Hubei Xingfa Chemicals Group Co. Ltd., Cl. A	1,400	5,623
Huizhou Desay Sv Automotive Co. Ltd., Cl. A	500	8,328
Humanwell Healthcare Group Co. Ltd., Cl. A	300	892
Hunan Valin Steel Co. Ltd., Cl. A	4,200	3,407
Hundsun Technologies, Inc., Cl. A	700	3,096
Hwatsing Technology Co. Ltd., Cl. A	89	1,718
Hygon Information Technology Co. Ltd., Cl. A	859	27,693
IEIT Systems Co. Ltd., Cl. A	700	6,419
Iflytek Co. Ltd., Cl. A	1,400	10,943
Imeik Technology Development Co. Ltd., Cl. A	80	1,800
Industrial & Commercial Bank of China Ltd., Cl. A	25,700	28,108
Industrial & Commercial Bank of China Ltd., Cl. H	432,000	334,608
Industrial Bank Co. Ltd., Cl. A	8,300	23,605
Industrial Securities Co. Ltd., Cl. A	2,100	2,031
INESA Intelligent Tech, Inc., Cl. B	10,000	7,170
Ingenic Semiconductor Co. Ltd., Cl. A	200	2,441
Inner Mongolia BaoTou Steel Union Co. Ltd., Cl. A	22,700	8,106
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Cl. A	5,100	3,707
Inner Mongolia Yili Industrial Group Co. Ltd., Cl. A	2,500	9,633
Inner Mongolia Yitai Coal Co. Ltd., Cl. B	6,500	12,681
Inner Mongolia Yuan Xing Energy Co. Ltd., Cl. A	3,200	3,041
InnoScience Suzhou Technology Holding Co. Ltd., Cl. H(b)	1,500	15,140
Innovent Biologics, Inc.(b),(d)	9,500	106,341
iQIYI, Inc., ADR(b)	4,966	11,471
Isoftstone Information Technology Group Co. Ltd., Cl. A	800	5,984
J&T Global Express Ltd.(b)	36,400	46,693
JA Solar Technology Co. Ltd., Cl. A(b)	1,576	3,119
Jason Furniture Hangzhou Co. Ltd., Cl. A	800	3,465
JCET Group Co. Ltd., Cl. A	1,500	8,439
JD Health International, Inc.(b)	6,700	52,326
JD Logistics, Inc.(b),(d)	9,800	15,963
JD.com, Inc., Cl. A	17,816	292,494
Jiangsu Eastern Shenghong Co. Ltd., Cl. A(b)	2,800	3,641
Jiangsu Expressway Co. Ltd., Cl. H	10,000	12,172
Jiangsu Hengli Hydraulic Co. Ltd., Cl. A	644	8,698
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Cl. A	3,340	30,121
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Cl. H(b)	800	7,740
Jiangsu Pacific Quartz Co. Ltd., Cl. A	100	580
Jiangsu Xukuang Energy Co. Ltd., Cl. A	8,800	6,049
Jiangsu Yanghe Distillery Co., Ltd., Cl. A	1,100	10,948
Jiangsu Yangnong Chemical Co. Ltd., Cl. A	700	6,393
Jiangsu Yoke Technology Co. Ltd., Cl. A	600	6,528
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Cl. A	1,100	5,572
Jiangsu Zhongtian Technology Co. Ltd., Cl. A	2,100	5,004

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
Jiangxi Copper Co. Ltd., Cl. A	1,900	10,975
Jiangxi Copper Co. Ltd., Cl. H	9,000	37,588
Jiangxi Zhengbang Technology Co. Ltd., Cl. A(b)	5,900	2,414
Jinduicheng Molybdenum Co. Ltd., Cl. A	1,700	3,590
Joincare Pharmaceutical Group Industry Co. Ltd., Cl. A	1,700	2,906
Jonjee Hi-Tech Industrial and Commercial Holding Co. Ltd., Cl. A	1,100	2,819
Juneyao Airlines Co. Ltd., Cl. A	1,400	2,549
Kanzhun Ltd., ADR	1,941	43,013
KE Holdings, Inc., Cl. A	13,400	75,929
Keda Industrial Group Co. Ltd., Cl. A	1,400	2,580
Kingdee International Software Group Co. Ltd.(b)	21,000	39,610
Kingfa Sci & Tech Co. Ltd., Cl. A	1,300	3,690
Kingnet Network Co. Ltd., Cl. A	1,300	4,353
Kingsoft Cloud Holdings Ltd.(b)	14,000	11,726
Kingsoft Corp. Ltd.	6,600	28,753
Kuaishou Technology(d)	18,300	170,351
Kuang-Chi Technologies Co. Ltd., Cl. A	1,500	9,607
Kunlun Tech Co. Ltd., Cl. A(b)	1,100	7,124
Kweichow Moutai Co. Ltd., Cl. A	400	80,412
Lao Feng Xiang Co. Ltd., Cl. B	1,400	5,121
Laopu Gold Co. Ltd.	200	17,614
LB Group Co. Ltd., Cl. A	2,000	5,176
Lenovo Group Ltd.	48,000	70,158
Lens Technology Co. Ltd., Cl. A	2,800	11,584
Lepu Medical Technology Beijing Co. Ltd., Cl. A	600	1,531
Levima Advanced Materials Corp., Cl. A	1,100	3,091
Li Auto, Inc., Cl. A(b),(c)	7,400	75,931
Li Ning Co. Ltd.	15,500	33,664
Liaoning Port Co. Ltd., Cl. A	8,600	2,067
Lingyi iTech Guangdong Co., Cl. A	3,600	7,910
Livzon Pharmaceutical Group, Inc., Cl. H	1,800	7,240
Longfor Group Holdings Ltd.(d)	14,500	17,929
LONGi Green Energy Technology Co. Ltd., Cl. A(b)	2,436	7,229
Loongson Technology Corp. Ltd., Cl. A(b)	87	1,687
Lufax Holding Ltd., ADR(b),(c)	1,586	4,948
Luxshare Precision Industry Co. Ltd., Cl. A	2,200	19,484
Luzhou Laojiao Co. Ltd., Cl. A	600	11,348
Mao Geping Cosmetics Co. Ltd., Cl. H	800	9,243
Meihua Holdings Group Co. Ltd., Cl. A	2,500	3,926
Meinian Onehealth Healthcare Holdings Co. Ltd., Cl. A	4,000	3,166
Meitu, Inc.(d)	15,500	17,191
Meituan, Cl. B(b),(d)	33,470	439,250
Metallurgical Corp. of China Ltd., Cl. A	6,500	3,189
Metallurgical Corp. of China Ltd., Cl. H	18,000	5,489
Midea Group Co. Ltd., Cl. A	2,900	31,147
Midea Group Co. Ltd., Cl. H	4,000	43,231
Ming Yang Smart Energy Group Ltd., Cl. A	2,600	5,534
MINISO Group Holding Ltd.	3,000	15,903
Mixue Group, Cl. H(b)	200	10,638
Montage Technology Co. Ltd., Cl. A	535	10,251

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
Muyuan Foods Co. Ltd., Cl. A	2,020	14,284
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Cl. A	1,200	1,694
Nanjing Securities Co. Ltd., Cl. A	2,200	2,620
NARI Technology Co. Ltd., Cl. A	3,144	10,709
National Silicon Industry Group Co. Ltd., Cl. A(b)	1,196	3,844
NAURA Technology Group Co. Ltd., Cl. A	210	12,017
NavInfo Co. Ltd., Cl. A(b)	2,500	3,163
NetEase, Inc.	11,200	312,704
New China Life Insurance Co. Ltd., Cl. A	300	2,860
New China Life Insurance Co. Ltd., Cl. H	5,900	37,273
New Hope Liuhe Co. Ltd., Cl. A	6,000	8,207
New Oriental Education & Technology Group, Inc.(b)	8,400	50,472
Ninestar Corp., Cl. A(b)	100	305
Ningbo Deye Technology Co. Ltd., Cl. A	442	4,628
Ningbo Shanshan Co. Ltd., Cl. A(b)	2,400	4,639
Ningbo Tuopu Group Co. Ltd., Cl. A	840	8,712
Ningbo Zhoushan Port Co. Ltd., Cl. A	1,600	846
Ningxia Baofeng Energy Group Co. Ltd., Cl. A	4,000	10,369
NIO, Inc., Cl. A(b)	10,610	74,536
Nongfu Spring Co. Ltd., Cl. H(d)	11,200	74,357
North Industries Group Red Arrow Co. Ltd., Cl. A(b)	1,200	3,099
OFILM Group Co. Ltd., Cl. A(b)	1,300	2,253
OmniVision Integrated Circuits Group, Inc.	740	13,598
Onewo, Inc., Cl. H	500	1,435
Oppein Home Group, Inc., Cl. A	700	5,265
Orient Securities Co. Ltd., Cl. A	1,592	2,437
Orient Securities Co. Ltd., Cl. H(d)	6,800	6,352
Oriental Pearl Group Co. Ltd., Cl. A	4,200	5,727
Ovctek China, Inc., Cl. A	400	937
Pangang Group Vanadium Titanium & Resources Co. Ltd., Cl. A(b)	4,300	1,826
People.cn Co. Ltd., Cl. A	1,000	2,840
Perfect World Co. Ltd., Cl. A	1,700	4,094
PetroChina Co. Ltd., Cl. A	7,400	9,519
PetroChina Co. Ltd., Cl. H	140,000	144,464
Pharmaron Beijing Co. Ltd., Cl. H(d)	1,900	6,361
PICC Property & Casualty Co. Ltd., Cl. H	44,000	103,940
Ping An Bank Co. Ltd., Cl. A	6,200	9,866
Ping An Insurance Group Co. of China Ltd., Cl. A	5,500	44,713
Ping An Insurance Group Co. of China Ltd., Cl. H	40,000	288,979
Piotech, Inc., Cl. A	66	2,830
Poly Developments and Holdings Group Co. Ltd., Cl. A	5,900	6,080
Poly Property Development Co. Ltd., Cl. H	2,200	9,494
Pony AI, Inc., ADR(b),(c)	1,019	19,035
Pop Mart International Group Ltd.(d)	4,200	119,750
Postal Savings Bank of China Co. Ltd., Cl. A	8,500	6,871
Postal Savings Bank of China Co. Ltd., Cl. H(d)	68,000	47,945
Power Construction Corp. of China Ltd., Cl. A	4,700	3,726
Qfin Holdings, Inc., ADR	529	12,775
Qinghai Salt Lake Industry Co. Ltd., Cl. A(b)	4,100	14,294
Qunabox Group Ltd.(b)	100	471

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
Quzhou Xin’an Development Co. Ltd., Cl. A(b)	8,000	4,858
Range Intelligent Computing Technology Group Co. Ltd., Cl. A	700	4,972
Raytron Technology Co. Ltd., Cl. A	226	2,639
Remegen Co., Ltd., Cl. H(b),(d)	1,500	17,370
Rongsheng Petrochemical Co. Ltd., Cl. A	3,300	4,727
SAIC Motor Corp. Ltd., Cl. A	3,200	7,481
Sailun Group Co. Ltd., Cl. A	1,800	3,884
Sanan Optoelectronics Co. Ltd., Cl. A	400	780
Sangfor Technologies, Inc., Cl. A	200	3,683
Sany Heavy Equipment International Holdings Co. Ltd.	10,000	9,431
Sany Heavy Industry Co. Ltd., Cl. A	2,200	6,847
Satellite Chemical Co. Ltd., Cl. A	242	609
SDIC Capital Co. Ltd., Cl. A	3,900	4,298
SDIC Power Holdings Co. Ltd., Cl. A	2,600	5,245
Sealand Securities Co. Ltd., Cl. A	3,300	2,120
Seazen Holdings Co. Ltd., Cl. A(b)	2,600	5,179
SenseTime Group, Inc., Cl. B(b)	164,000	50,009
Seres Group Co. Ltd., Cl. A	700	15,272
SF Holding Co. Ltd., Cl. A	2,200	12,473
SF Holding Co. Ltd., Cl. H	2,200	10,207
SG Micro Corp., Cl. A	650	6,734
Shaanxi Coal Industry Co. Ltd., Cl. A	3,100	9,893
Shaanxi Energy Investment Co. Ltd., Cl. A	2,800	3,869
Shan Xi Hua Yang Group New Energy Co. Ltd., Cl. A	500	562
Shandong Gold Mining Co. Ltd., Cl. A	1,800	9,120
Shandong Gold Mining Co. Ltd., Cl. H(d)	5,150	21,668
Shandong Hualu Hengsheng Chemical Co. Ltd., Cl. A	1,400	5,052
Shandong Linglong Tyre Co. Ltd., Cl. A	400	865
Shandong Nanshan Aluminum Co. Ltd., Cl. A	9,700	6,286
Shandong Sinocera Functional Material Co. Ltd., Cl. A	1,200	3,973
Shandong Sun Paper Industry JSC Ltd., Cl. A	1,200	2,399
Shandong Weifang Rainbow Chemical Co. Ltd., Cl. A	100	1,042
Shandong Weigao Group Medical Polymer Co. Ltd., Cl. H	6,800	4,751
Shanghai Aiko Solar Energy Co. Ltd., Cl. A(b)	1,500	3,328
Shanghai Bairun Investment Holding Group Co. Ltd., Cl. A	600	2,124
Shanghai Baosight Software Co. Ltd., Cl. A	33	107
Shanghai Baosight Software Co. Ltd., Cl. B	4,004	4,492
Shanghai BOCHU Electronic Technology Corp. Ltd., Cl. A	88	1,694
Shanghai Electric Group Co. Ltd., Cl. A(b)	6,500	8,507
Shanghai Electric Group Co. Ltd., Cl. H(b)	12,000	6,994
Shanghai Fosun Pharmaceutical Group Co. Ltd., Cl. A	500	2,052
Shanghai Fosun Pharmaceutical Group Co. Ltd., Cl. H	3,000	9,194
Shanghai Fudan Microelectronics Group Co. Ltd., Cl. A	76	675
Shanghai Fudan Microelectronics Group Co. Ltd., Cl. H	2,000	10,890
Shanghai International Airport Co. Ltd., Cl. A	500	2,270
Shanghai International Port Group Co. Ltd., Cl. A	4,700	3,687
Shanghai Jinjiang International Hotels Co. Ltd., Cl. A	1,800	5,696
Shanghai Junshi Biosciences Co. Ltd., Cl. H(b),(d)	1,200	4,104
Shanghai Lingang Holdings Corp. Ltd., Cl. A	100	159
Shanghai Pharmaceuticals Holding Co. Ltd., Cl. H	6,400	9,643

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
Shanghai Pudong Development Bank Co. Ltd., Cl. A	11,400	18,414
Shanghai Putailai New Energy Technology Co. Ltd., Cl. A	1,230	5,054
Shanghai Rural Commercial Bank Co. Ltd., Cl. A	3,700	4,437
Shanghai United Imaging Healthcare Co. Ltd., Cl. A	320	6,294
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Cl. A	2,500	1,954
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Cl. A	300	1,877
Shanghai Zhonggu Logistics Co. Ltd., Cl. A	1,600	2,488
Shanjin International Gold Co. Ltd., Cl. A	1,200	3,659
Shanxi Lu’an Environmental Energy Development Co. Ltd., Cl. A	200	416
Shanxi Meijin Energy Co. Ltd., Cl. A(b)	2,900	2,136
Shanxi Securities Co. Ltd., Cl. A	5,000	4,499
Shanxi Taigang Stainless Steel Co. Ltd., Cl. A(b)	6,400	3,788
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Cl. A	560	14,997
Shanxi Xishan Coal & Electricity Power Co. Ltd., Cl. A	3,400	3,499
Shenergy Co. Ltd., Cl. A	2,400	2,777
Shengyi Technology Co. Ltd., Cl. A	1,500	13,559
Shennan Circuits Co. Ltd., Cl. A	240	7,236
Shenwan Hongyuan Group Co. Ltd., Cl. A	10,000	7,690
Shenzhen Dobot Corp. Ltd., Cl. H(b)	1,000	6,440
Shenzhen Energy Group Co. Ltd., Cl. A	4,700	4,645
Shenzhen Expressway Corp. Ltd., Cl. H	12,000	11,209
Shenzhen Goodix Technology Co. Ltd., Cl. A	400	4,620
Shenzhen Han’s CNC Technology Co. Ltd., Cl. A	200	3,296
Shenzhen Inovance Technology Co. Ltd., Cl. A	500	5,413
Shenzhen Kaifa Technology Co. Ltd., Cl. A	1,200	4,605
Shenzhen Kangtai Biological Products Co. Ltd., Cl. A	1,100	2,661
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl. A	400	12,092
Shenzhen Overseas Chinese Town Co. Ltd., Cl. A(b)	4,100	1,372
Shenzhen Salubris Pharmaceuticals Co. Ltd., Cl. A	600	5,028
Shenzhen SED Industry Co. Ltd., Cl. A	700	2,039
Shenzhen Transsion Holdings Co. Ltd., Cl. A	291	3,121
Shenzhou International Group Holdings Ltd.	3,700	31,943
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Cl. A	2,300	5,781
Sichuan Biokin Pharmaceutical Co. Ltd., Cl. A(b)	69	3,618
Sichuan Changhong Electric Co. Ltd., Cl. A	2,900	4,150
Sichuan Chuantou Energy Co. Ltd., Cl. A	3,100	6,415
Sichuan Hebang Biotechnology Co. Ltd., Cl. A	10,000	3,065
Sichuan Kelun Pharmaceutical Co. Ltd., Cl. A	500	2,460
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Cl. H(b)	200	11,528
Sichuan Road and Bridge Group Co. Ltd., Cl. A	160	213
Sichuan Swellfun Co. Ltd., Cl. A	800	4,756
Silergy Corp.	2,000	14,476
Sinolink Securities Co. Ltd., Cl. A	3,200	4,445
Sinoma International Engineering Co., Cl. A	1,700	2,275
Sinoma Science & Technology Co. Ltd., Cl. A	800	3,897
Sinomach Heavy Equipment Group Co. Ltd., Cl. A(b)	9,300	4,628
Sinopec Engineering Group Co. Ltd., Cl. H	8,500	8,005
Sinopec Shanghai Petrochemical Co. Ltd., Cl. H	44,000	7,529
Sinopharm Group Co. Ltd., Cl. H	6,800	16,947
Sinotrans Ltd., Cl. H	11,000	7,459

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
Sinotruk Hong Kong Ltd.	5,000	16,701
Skshu Paint Co. Ltd., Cl. A	420	2,604
Smoore International Holdings Ltd.(d)	13,000	21,895
Songcheng Performance Development Co. Ltd., Cl. A	2,000	2,258
SooChow Securities Co. Ltd., Cl. A	2,000	2,699
Spring Airlines Co. Ltd., Cl. A	400	3,013
StarPower Semiconductor Ltd., Cl. A	440	6,469
State Grid Information & Communication Co. Ltd., Cl. A	300	777
Sungrow Power Supply Co. Ltd., Cl. A	800	21,346
Sunny Optical Technology Group Co. Ltd.	4,400	42,572
Sunresin New Materials Co. Ltd., Cl. A	600	4,686
Sunshine Insurance Group Co. Ltd., Cl. H	9,000	4,273
Sunwoda Electronic Co. Ltd., Cl. A	1,300	6,552
SUPCON Technology Co. Ltd., Cl. A	184	1,353
Suzhou Dongshan Precision Manufacturing Co. Ltd., Cl. A	700	6,741
Suzhou TFC Optical Communication Co. Ltd., Cl. A	372	8,263
TAL Education Group, ADR(b)	2,743	33,629
Talkweb Information System Co. Ltd., Cl. A(b)	1,000	4,816
TBEA Co. Ltd., Cl. A	620	1,707
TCL Technology Group Corp., Cl. A	10,000	6,059
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Cl. A(b)	2,250	2,992
Tencent Holdings Ltd.	38,800	3,140,063
Tencent Music Entertainment Group, Cl. A	6,900	77,104
The People’s Insurance Company Group of China Ltd., Cl. A	3,900	4,627
The People’s Insurance Company Group of China Ltd., Cl. H	66,000	59,273
Tianqi Lithium Corp., Cl. A(b)	400	3,003
Tianqi Lithium Corp., Cl. H(b)	1,400	8,592
Tianshan Aluminum Group Co. Ltd., Cl. A	3,200	6,015
TianShan Material Co. Ltd., Cl. A(b)	200	169
Tingyi Cayman Islands Holding Corp.	10,000	13,716
Tongcheng Travel Holdings Ltd.	7,600	20,926
Tongkun Group Co. Ltd., Cl. A	1,700	3,398
Tongling Nonferrous Metals Group Co. Ltd., Cl. A	8,000	5,949
Tongwei Co. Ltd., Cl. A(b)	2,200	7,664
Topchoice Medical Corp., Cl. A	280	1,710
Topsports International Holdings Ltd.(d)	11,000	4,359
TravelSky Technology Ltd., Cl. H	11,000	14,493
Trina Solar Co. Ltd., Cl. A(b)	895	2,563
Tsingtao Brewery Co. Ltd., Cl. H	4,000	27,019
UBTech Robotics Corp. Ltd., Cl. H(b)	1,300	23,032
Unigroup Guoxin Microelectronics Co. Ltd., Cl. A	79	908
Uni-President China Holdings Ltd.	8,000	8,656
Unisplendour Corp. Ltd., Cl. A	1,800	6,852
United Nova Technology Co. Ltd., Cl. A(b)	4,110	3,623
Venustech Group, Inc., Cl. A(b)	1,200	2,642
Verisilicon Microelectronics Shanghai Co. Ltd., Cl. A(b)	114	2,556
Victory Giant Technology Huizhou Co. Ltd., Cl. A	300	12,399
Vipshop Holdings Ltd., ADR	1,742	30,468
Wanda Film Holding Co. Ltd., Cl. A(b)	1,000	1,552
Wangfujing Group Co. Ltd., Cl. A	1,500	3,045

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
Wanhua Chemical Group Co. Ltd., Cl. A	1,400	12,326
Weibo Corp., ADR(c)	595	6,474
Weichai Power Co. Ltd., Cl. A	2,900	6,099
Weichai Power Co. Ltd., Cl. H	13,000	26,846
Weihai Guangwei Composites Co. Ltd., Cl. A	1,300	5,261
Wens Foodstuffs Group Co. Ltd., Cl. A	2,300	5,868
Western Mining Co. Ltd., Cl. A	1,500	5,055
Western Securities Co. Ltd., Cl. A	3,200	3,864
Wintime Energy Co. Ltd., Cl. A	18,500	4,187
Wuhan Guide Infrared Co. Ltd., Cl. A(b)	3,000	5,854
Wuliangye Yibin Co. Ltd., Cl. A	1,700	28,437
WUS Printed Circuit Kunshan Co. Ltd., Cl. A	600	5,985
WuXi AppTec Co. Ltd., Cl. A	1,640	22,917
WuXi AppTec Co. Ltd., Cl. H(d)	2,000	27,946
Wuxi Biologics Cayman, Inc.(b),(d)	21,000	97,810
Wuxi Lead Intelligent Equipment Co. Ltd., Cl. A	1,400	11,519
WuXi XDC Cayman, Inc.(b)	2,000	19,325
XCMG Construction Machinery Co. Ltd., Cl. A	4,600	6,881
Xiamen Faratronic Co. Ltd., Cl. A	300	5,073
Xiamen Tungsten Co. Ltd., Cl. A	600	3,011
Xiaomi Corp., Cl. B(b)	111,000	616,968
Xinjiang Daqo New Energy Co. Ltd., Cl. A(b)	589	2,480
Xinyi Solar Holdings Ltd.(c)	26,591	12,248
XPeng, Inc., Cl. A(b)	9,100	102,097
XtalPi Holdings Ltd.(b)	16,000	23,386
Yadea Group Holdings Ltd.(d)	10,000	15,633
Yankuang Energy Group Co. Ltd., Cl. A	6,160	12,747
Yankuang Energy Group Co. Ltd., Cl. H	22,400	30,752
Yantai Jereh Oilfield Services Group Co. Ltd., Cl. A	1,200	8,435
Yifeng Pharmacy Chain Co. Ltd., Cl. A	20	69
Yihai Kerry Arawana Holdings Co. Ltd., Cl. A	1,500	6,777
Yongan Futures Co. Ltd., Cl. A	2,100	4,599
Yonghui Superstores Co. Ltd., Cl. A(b)	5,800	3,808
YongXing Special Materials Technology Co. Ltd., Cl. A	330	2,281
Yonyou Network Technology Co. Ltd., Cl. A(b)	2,900	6,360
Youngor Group Co. Ltd., Cl. A	2,500	2,636
YTO Express Group Co. Ltd., Cl. A	1,000	2,407
YUNDA Holding Group Co. Ltd., Cl. A	2,900	2,968
Yunnan Aluminium Co. Ltd., Cl. A	600	1,939
Yunnan Baiyao Group Co. Ltd., Cl. A	580	4,620
Yunnan Chihong Zinc & Germanium Co. Ltd., Cl. A	4,400	4,169
Yunnan Tin Co. Ltd., Cl. A	1,100	3,663
Yunnan Yuntianhua Co. Ltd., Cl. A	600	2,426
Zai Lab Ltd.(b)	6,200	16,034
Zangge Mining Co. Ltd., Cl. A	200	1,655
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Cl. A	400	10,017
Zhaojin Mining Industry Co. Ltd., Cl. H	10,500	39,259
Zhejiang China Commodities City Group Co. Ltd., Cl. A	1,800	4,664
Zhejiang Chint Electrics Co. Ltd., Cl. A	700	2,823
Zhejiang Dahua Technology Co. Ltd., Cl. A	800	2,300

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
China — 23.1% (continued)
Zhejiang Expressway Co. Ltd., Cl. H	14,000	13,654
Zhejiang Huahai Pharmaceutical Co. Ltd., Cl. A	1,000	2,696
Zhejiang Huayou Cobalt Co. Ltd., Cl. A	1,150	10,478
Zhejiang Juhua Co. Ltd., Cl. A	1,600	7,944
Zhejiang Leapmotor Technology Co. Ltd., Cl. H(b),(d)	3,700	27,754
Zhejiang Longsheng Group Co. Ltd., Cl. A	1,900	2,813
Zhejiang NHU Co. Ltd., Cl. A	1,180	4,031
Zhejiang Provincial New Energy Investment Group Co. Ltd., Cl. A	3,300	3,660
Zhejiang Sanhua Intelligent Controls Co. Ltd., Cl. A	1,300	9,125
Zhejiang Sanmei Chemical Industry Co. Ltd., Cl. A	100	786
Zhejiang Supor Co. Ltd., Cl. A	700	4,694
Zhejiang Wanfeng Auto Wheel Co. Ltd., Cl. A	1,100	2,630
Zhejiang Weiming Environment Protection Co. Ltd., Cl. A	200	608
Zhejiang Weixing New Building Materials Co. Ltd., Cl. A	600	871
Zhejiang Zheneng Electric Power Co. Ltd., Cl. A	3,900	2,829
Zheshang Securities Co. Ltd., Cl. A	2,300	3,757
ZhongAn Online P&C Insurance Co. Ltd., Cl. H(b),(d)	7,100	15,292
Zhongji Innolight Co. Ltd., Cl. A	440	29,258
Zhongjin Gold Corp. Ltd., Cl. A	3,100	9,662
Zhongsheng Group Holdings Ltd.	4,000	6,320
Zhongtai Securities Co. Ltd., Cl. A	5,100	5,004
Zhuhai Huafa Properties Co. Ltd., Cl. A	1,100	761
Zhuzhou CRRC Times Electric Co. Ltd., Cl. A	995	7,302
Zhuzhou CRRC Times Electric Co. Ltd., Cl. H	2,000	10,195
Zijin Mining Group Co. Ltd., Cl. A	8,300	35,588
Zijin Mining Group Co. Ltd., Cl. H	34,000	141,036
ZJLD Group, Inc.(d)	2,200	2,468
ZMJ Group Co Ltd., Cl. H	2,600	7,186
Zoomlion Heavy Industry Science and Technology Co. Ltd., Cl. A	4,000	4,594
Zoomlion Heavy Industry Science and Technology Co. Ltd., Cl. H	8,600	8,299
ZTE Corp., Cl. A	1,200	7,332
ZTE Corp., Cl. H	5,800	24,552
ZTO Express Cayman, Inc.	2,400	44,034
		15,725,154
Colombia — .1%
Ecopetrol SA	32,970	15,201
Grupo Argos SA	2,190	9,871
Grupo Cibest SA	1,120	18,132
Grupo de Inversiones Suramericana SA	682	8,278
Grupo Energia Bogota SA ESP	21,171	17,274
Interconexion Electrica SA ESP	2,545	16,481
		85,237
Cyprus — .0%
Bank of Cyprus Holdings PLC	1,975	18,191
Czechia — .1%
CEZ AS	965	59,174
Komercni Banka AS	415	21,276
		80,450

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Egypt — .1%
Commercial International Bank	16,467	36,772
Talaat Moustafa Group	5,470	6,659
		43,431
Greece — .5%
Alpha Bank SA	12,419	48,736
Athens International Airport SA	282	3,261
Eurobank Ergasias Services and Holdings SA	17,409	65,525
Hellenic Telecommunications Organization SA	1,230	23,155
JUMBO SA	706	22,441
Motor Oil Hellas Corinth Refineries SA	283	8,499
National Bank of Greece SA	5,459	80,303
OPAP SA	1,393	28,860
Piraeus Financial Holdings SA	6,226	48,664
Public Power Corp. SA	1,393	24,262
		353,706
Hong Kong — 4.1%
Alibaba Group Holding Ltd.	102,980	2,187,540
Beijing Enterprises Holdings Ltd.	3,500	15,356
Beijing Enterprises Water Group Ltd.	32,000	10,293
BOC Hong Kong Holdings Ltd.	21,000	103,160
Brilliance China Automotive Holdings Ltd.	24,000	11,796
C&D International Investment Group Ltd.	3,712	7,613
China Everbright Environment Group Ltd.	22,000	13,615
China Medical System Holdings Ltd.	10,000	17,280
China Merchants Port Holdings Co. Ltd.	10,000	19,351
China Overseas Land & Investment Ltd.	27,000	45,265
China Power International Development Ltd.(c)	31,000	13,362
China Resources Beer Holdings Co. Ltd.	4,000	13,690
China Resources Gas Group Ltd.	4,900	13,466
China Resources Land Ltd.	14,500	52,349
China Resources Power Holdings Co. Ltd.(c)	14,000	33,468
China Ruyi Holdings Ltd.(b)	88,000	31,363
China State Construction International Holdings Ltd.	10,000	11,374
China Taiping Insurance Holdings Co. Ltd.	11,600	26,387
Far East Horizon Ltd.	17,000	15,267
Guangdong Investment Ltd.	20,000	19,017
Guming Holdings Ltd.(b)	2,400	7,022
Guotai Junan International Holdings Ltd.	16,000	7,843
Kunlun Energy Co. Ltd.	26,000	23,885
NetEase Cloud Music, Inc.(b),(d)	600	18,589
Orient Overseas International Ltd.	1,000	17,305
Shandong Hi-Speed Holdings Group Ltd.(b)	10,000	2,651
Want Want China Holdings Ltd.	30,000	19,377
Yuexiu Property Co. Ltd.(c)	12,000	6,917
		2,764,601
Hungary — .3%
MOL Hungarian Oil & Gas PLC	2,366	20,843
OTP Bank Nyrt	1,451	138,574
Richter Gedeon Nyrt	919	28,362
		187,779

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
India — 15.6%
360 ONE WAM Ltd.	1,602	19,503
ABB India Ltd.	327	19,229
Adani Energy Solutions Ltd.(b)	2,213	24,585
Adani Enterprises Ltd.	1,475	41,224
Adani Green Energy Ltd.(b)	1,970	25,299
Adani Ports & Special Economic Zone Ltd.	3,941	64,439
Adani Power Ltd.(b)	28,120	50,002
Adani Total Gas Ltd.	1,132	8,054
Aditya Birla Capital Ltd.(b)	3,437	12,552
Alkem Laboratories Ltd.	205	12,716
Ambuja Cements Ltd.	4,366	27,808
APL Apollo Tubes Ltd.	930	18,768
Apollo Hospitals Enterprise Ltd.	676	58,491
Ashok Leyland Ltd.	20,287	32,344
Asian Paints Ltd.	1,911	54,051
Astral Ltd.	890	14,538
AU Small Finance Bank Ltd.(d)	3,128	30,932
Aurobindo Pharma Ltd.	1,718	22,041
Avenue Supermarts Ltd.(b),(d)	1,005	47,023
AWL Agri Business Ltd.(b)	2,088	6,465
Axis Bank Ltd.	14,935	207,408
Bajaj Auto Ltd.	434	43,475
Bajaj Finance Ltd.	17,097	200,839
Bajaj Finserv Ltd.	2,466	58,011
Bajaj Holdings & Investment Ltd.	190	26,333
Balkrishna Industries Ltd.	511	13,123
Bandhan Bank Ltd.(d)	4,013	7,077
Bank of Baroda	6,511	20,419
Bank of India	4,921	7,754
Bank of Maharashtra	5,539	3,683
Berger Paints India Ltd.	1,373	8,385
Bharat Dynamics Ltd.	607	10,461
Bharat Electronics Ltd.	22,150	106,320
Bharat Forge Ltd.	1,718	25,637
Bharat Heavy Electricals Ltd.	8,650	25,870
Bharat Petroleum Corp. Ltd.	12,709	51,082
Bharti Airtel Ltd.	15,512	359,006
Bharti Hexacom Ltd.	492	10,313
Biocon Ltd.	2,714	11,376
Bosch Ltd.	56	23,495
Britannia Industries Ltd.	712	46,812
BSE Ltd.	1,308	36,527
Canara Bank	11,818	18,237
CG Power and Industrial Solutions Ltd.	4,241	35,193
Cholamandalam Investment and Finance Co. Ltd.	2,839	54,266
Cipla Ltd.	3,416	57,771
Coal India Ltd.	9,810	42,949
Cochin Shipyard Ltd.(d)	475	9,575
Coforge Ltd.	1,996	39,980
Colgate-Palmolive India Ltd.	917	23,170

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
India — 15.6% (continued)
Container Corp. of India Ltd.	1,341	8,237
Coromandel International Ltd.	604	14,456
Cummins India Ltd.	901	44,091
Dabur India Ltd.	2,629	14,439
Dalmia Bharat Ltd.	219	5,173
Deepak Nitrite Ltd.	92	1,791
Delhivery Ltd.(b)	2,565	13,463
Divi’s Laboratories Ltd.	732	55,561
Dixon Technologies India Ltd.	212	37,002
DLF Ltd.	3,830	32,628
Dr. Reddy’s Laboratories Ltd.	3,476	46,894
Eicher Motors Ltd.	869	68,593
Embassy Office Parks REIT	4,691	22,667
Eternal Ltd.(b)	30,373	108,718
Exide Industries Ltd.	2,439	10,493
Federal Bank Ltd.	12,760	34,010
Fertilisers & Chemicals Travancore Ltd.	474	4,824
Fortis Healthcare Ltd.	3,175	36,591
FSN E-Commerce Ventures Ltd.(b)	7,313	20,425
GAIL India Ltd.	14,457	29,764
GE Vernova T&D India Ltd.	787	26,928
General Insurance Corp. of India(d)	491	2,070
Gland Pharma Ltd.(d)	420	9,126
GlaxoSmithKline Pharmaceuticals Ltd.	292	8,614
Glenmark Pharmaceuticals Ltd.	829	17,661
GMR Infrastructure Ltd.(b)	15,634	16,550
Godrej Consumer Products Ltd.	2,555	32,195
Godrej Properties Ltd.(b)	1,078	27,785
Grasim Industries Ltd.	2,032	66,192
Gujarat Fluorochemicals Ltd.	246	10,374
Gujarat Gas Ltd.	1,224	5,617
Havells India Ltd.	1,454	24,469
HCL Technologies Ltd.	6,250	108,530
HDFC Asset Management Co. Ltd.(d)	524	31,751
HDFC Bank Ltd.	72,465	805,944
HDFC Life Insurance Co. Ltd.(d)	6,078	50,108
Hero Motocorp Ltd.	863	53,897
Hindalco Industries Ltd.	8,398	80,209
Hindustan Aeronautics Ltd.	1,119	58,991
Hindustan Petroleum Corp. Ltd.	6,143	32,939
Hindustan Unilever Ltd.	4,702	130,592
Hindustan Zinc Ltd.	1,302	6,989
Hitachi Energy India Ltd.	77	15,421
Honeywell Automation India Ltd.	12	4,933
Housing & Urban Development Corp. Ltd.	2,532	6,760
Hyundai Motor India Ltd.	976	26,812
ICICI Bank Ltd.	33,784	511,986
ICICI Lombard General Insurance Co. Ltd.(d)	1,655	37,169
ICICI Prudential Life Insurance Co. Ltd.(d)	2,521	16,788
IDFC First Bank Ltd.	41,237	37,985

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
India — 15.6% (continued)
Indian Bank	1,477	14,287
Indian Oil Corp. Ltd.	20,076	37,519
Indian Railway Catering & Tourism Corp. Ltd.	1,328	10,752
Indian Railway Finance Corp. Ltd.(d)	12,012	16,686
Indian Renewable Energy Development Agency Ltd.(b)	3,291	5,632
Indraprastha Gas Ltd.	4,864	11,613
Indus Towers Ltd.(b)	8,083	33,107
IndusInd Bank Ltd.(b)	3,331	29,824
Info Edge India Ltd.	2,492	38,692
Infosys Ltd.	20,123	336,013
InterGlobe Aviation Ltd.(d)	1,172	74,264
ITC Ltd.	19,737	93,459
Jindal Stainless Ltd.	1,987	16,870
Jindal Steel Ltd.	2,716	32,639
Jio Financial Services Ltd.	18,787	64,929
JK Cement Ltd.	213	14,910
JSW Energy Ltd.	2,539	15,086
JSW Infrastructure Ltd.	1,347	4,398
JSW Steel Ltd.	5,572	75,698
Jubilant Foodworks Ltd.	2,096	14,116
Kalyan Jewellers India Ltd.	2,278	13,080
Kotak Mahindra Bank Ltd.	7,035	166,596
KPIT Technologies Ltd.	1,053	13,839
L&T Finance Ltd.	4,901	14,934
L&T Technology Services Ltd.(d)	100	4,640
Larsen & Toubro Ltd.	4,458	202,428
Life Insurance Corp. of India	1,344	13,546
Linde India Ltd.	131	8,874
Lloyds Metals & Energy Ltd.	618	9,084
Lodha Developers Ltd.(d)	1,571	21,199
LTIMindtree Ltd.(d)	444	28,432
Lupin Ltd.	1,581	34,970
Mahindra & Mahindra Financial Services Ltd.	2,878	10,230
Mahindra & Mahindra Ltd.	5,698	223,834
MakeMyTrip Ltd.(b),(c)	456	36,480
Mankind Pharma Ltd.	740	19,873
Marico Ltd.	3,060	24,817
Maruti Suzuki India Ltd.	775	141,309
Max Financial Services Ltd.(b)	1,494	26,027
Max Healthcare Institute Ltd.	4,948	63,977
Mazagon Dock Shipbuilders Ltd.	353	10,852
Motilal Oswal Financial Services Ltd.	994	10,951
Mphasis Ltd.	578	17,999
MRF Ltd.	14	24,842
Muthoot Finance Ltd.	643	23,024
Nestle India Ltd.	4,079	58,429
NHPC Ltd.	16,963	16,212
Nippon Life India Asset Management Ltd.(d)	1,355	13,353
NMDC Ltd.	22,976	19,616
NTPC Green Energy Ltd.(b)	6,823	7,927

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
India — 15.6% (continued)
NTPC Ltd.	28,658	108,777
Oberoi Realty Ltd.	791	15,846
Oil & Natural Gas Corp. Ltd.	18,477	53,153
Oil India Ltd.	3,443	16,808
One 97 Communications Ltd.(b)	1,974	28,979
Oracle Financial Services Software Ltd.	154	14,772
Page Industries Ltd.	22	10,211
Patanjali Foods Ltd.	1,785	12,113
PB Fintech Ltd.(b)	2,197	44,187
Persistent Systems Ltd.	671	44,722
Petronet LNG Ltd.	4,206	13,326
PI Industries Ltd.	561	22,608
Pidilite Industries Ltd.	2,140	34,825
Polycab India Ltd.	295	25,602
Power Finance Corp. Ltd.	9,659	43,877
Power Grid Corp. of India Ltd.	28,262	91,738
Premier Energies Ltd.(d)	235	2,894
Prestige Estates Projects Ltd.	1,008	19,811
Procter & Gamble Hygiene & Health Care Ltd.	61	9,174
Punjab National Bank	14,275	19,762
Rail Vikas Nigam Ltd.	3,192	11,823
REC Ltd.	8,352	35,268
Reliance Industries Ltd.	38,525	645,069
Samvardhana Motherson International Ltd.	26,752	31,760
SBI Cards & Payment Services Ltd.	1,646	16,292
SBI Life Insurance Co. Ltd.(d)	2,851	62,810
Schaeffler India Ltd.	253	11,461
Shree Cement Ltd.	64	20,410
Shriram Finance Ltd.	9,062	76,450
Siemens Ltd.	613	21,381
SJVN Ltd.	978	970
Solar Industries India Ltd.	150	23,450
Sona Blw Precision Forgings Ltd.(d)	2,213	11,785
SRF Ltd.	982	32,418
State Bank of India	11,854	125,122
Steel Authority of India Ltd.	10,117	15,596
Sun Pharmaceutical Industries Ltd.	6,646	126,577
Sundaram Finance Ltd.	316	16,355
Supreme Industries Ltd.	393	16,878
Suzlon Energy Ltd.(b)	71,194	47,558
Swiggy Ltd.(b)	2,854	13,180
Tata Communications Ltd.	762	16,098
Tata Consultancy Services Ltd.	4,980	171,552
Tata Elxsi Ltd.	165	10,138
Tata Global Beverages Ltd.	3,997	52,455
Tata Motors Ltd.(b)	12,461	36,602
Tata Motors Passenger Vehicles Limited	12,461	57,553
Tata Steel Ltd.	47,666	98,177
Tata Technologies Ltd.	1,735	13,530
Tech Mahindra Ltd.	3,573	57,331

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
India — 15.6% (continued)
The Indian Hotels Co. Ltd.	5,680	47,464
The Phoenix Mills Ltd.	1,146	21,722
The Tata Power Company Ltd.	10,075	45,954
Thermax Ltd.	231	8,376
Titan Company Ltd.	2,415	101,928
Torrent Pharmaceuticals Ltd.	583	23,381
Torrent Power Ltd.	776	11,508
Trent Ltd.	1,209	63,933
Tube Investments of India Ltd.	673	22,918
TVS Motor Co. Ltd.	1,476	58,339
UltraTech Cement Ltd.	774	104,166
Union Bank of India Ltd.	9,802	16,416
United Breweries Ltd.	366	7,411
United Spirits Ltd.	2,071	33,394
UNO Minda Ltd.	959	13,344
UPL Ltd.	3,435	27,864
Varun Beverages Ltd.	8,835	46,742
Vedanta Ltd.	8,696	48,348
Vishal Mega Mart Ltd.(b)	4,470	7,286
Vodafone Idea Ltd.(b)	168,796	16,600
Voltas Ltd.	1,564	24,377
Wipro Ltd.	16,591	44,980
Yes Bank Ltd.(b)	71,729	18,374
Zydus Lifesciences Ltd.	1,658	18,200
		10,613,943
Indonesia — 1.1%
Adaro Energy Tbk PT	10,200	1,156
Adaro Minerals Indonesia Tbk PT	48,000	4,026
Amman Mineral Internasional PT(b)	79,200	33,814
Aneka Tambang Tbk	65,400	12,191
Astra International Tbk PT	164,200	60,723
Bank Central Asia Tbk PT	260,800	133,693
Bank Mandiri Persero Tbk PT	221,100	62,754
Bank Negara Indonesia Persero Tbk PT	43,000	11,325
Bank Rakyat Indonesia Persero Tbk PT	377,200	90,274
Barito Pacific Tbk PT(b)	192,944	40,028
Barito Renewables Energy Tbk PT	35,100	18,310
Chandra Asri Pacific Tbk PT	48,500	20,269
Charoen Pokphand Indonesia Tbk PT	80,400	22,578
Dian Swastatika Sentosa Tbk PT(b)	10,300	52,383
GoTo Gojek Tokopedia Tbk PT(b)	3,192,700	11,519
Indofood CBP Sukses Makmur Tbk PT	32,200	16,845
Indofood Sukses Makmur Tbk PT	27,400	12,192
Indosat Tbk PT	34,300	3,888
Kalbe Farma Tbk PT	57,400	4,401
Pantai Indah Kapuk Dua Tbk PT	10,500	8,871
Petrindo Jaya Kreasi Tbk PT(b)	120,600	14,576
Sumber Alfaria Trijaya Tbk PT	100,200	12,111
Telekomunikasi Indonesia Persero Tbk PT	355,900	68,698

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Indonesia — 1.1% (continued)
Unilever Indonesia Tbk PT	40,600	6,299
United Tractor Tbk PT	5,800	9,382
		732,306
Ireland — 1.0%
PDD Holdings, Inc., ADR(b)	4,888	659,245
Kuwait — .7%
Al Ahli Bank of Kuwait KSCP	6,166	5,765
Boubyan Bank KSCP	8,690	20,271
Burgan Bank SAK	8,124	6,246
Gulf Bank KSCP	16,477	18,842
Kuwait Finance House KSCP	80,744	211,231
Mabanee Co .KPSC	5,831	19,130
Mobile Telecommunications Co. KSCP	11,732	20,295
National Bank of Kuwait SAKP	51,713	176,897
Warba Bank KSCP(b)	17,577	16,549
		495,226
Luxembourg — .0%
Reinet Investments SCA	963	30,808
Malaysia — 1.2%
99 Speed Mart Retail Holdings Bhd	6,500	4,858
AMMB Holdings Bhd	14,400	19,599
Axiata Group Bhd	23,000	13,785
CelcomDigi Bhd	16,400	14,097
CIMB Group Holdings Bhd	50,429	87,901
Dialog Group Bhd	27,700	12,964
Gamuda Bhd	27,961	33,649
Genting Bhd	11,900	9,604
Genting Malaysia Bhd	22,000	12,240
Hong Leong Bank Bhd	4,300	21,110
IHH Healthcare Bhd	15,400	30,337
IJM Corp. Bhd	18,500	10,955
IOI Corp. Bhd	17,900	17,182
Kuala Lumpur Kepong Bhd	2,800	13,706
Malayan Banking Bhd	43,499	102,515
Maxis Bhd	9,600	8,711
MISC Bhd	11,900	22,135
Mr. DIY Group M Bhd(d)	13,950	5,329
Nestle Malaysia Bhd	400	10,793
Petronas Chemicals Group Bhd	13,600	12,665
Petronas Dagangan Bhd	1,800	9,748
Petronas Gas Bhd	4,100	18,111
PPB Group Bhd	4,700	12,502
Press Metal Aluminium Holdings Bhd	23,200	35,066
Public Bank Bhd	99,000	99,756
QL Resources Bhd	13,100	12,981
RHB Bank Bhd	14,117	22,820
SD Guthrie Bhd	11,500	14,499
Sunway Bhd	14,400	18,602
Telekom Malaysia Bhd	15,400	26,843
Tenaga Nasional Bhd	18,200	57,712

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Malaysia — 1.2% (continued)
TIME dotCom Bhd	6,600	7,517
United Plantations Bhd	1,650	9,771
Westports Holdings Bhd	8,900	10,944
YTL Corp. Bhd	25,120	15,595
YTL Power International Bhd	14,540	13,853
		850,455
Mexico — 1.8%
America Movil SAB de CV	99,566	113,458
Arca Continental SAB de CV	3,042	29,480
Becle SAB de CV	6,370	7,836
Cemex SAB de CV	98,775	100,311
Coca-Cola Femsa SAB de CV	2,709	23,298
El Puerto de Liverpool SAB de CV	1,229	5,997
Fibra Uno Administracion SA de CV	19,090	27,856
Fomento Economico Mexicano SAB de CV	11,250	106,142
Gruma SAB de CV, Cl. B	564	9,566
Grupo Aeroportuario del Centro Norte SAB de CV	1,906	23,524
Grupo Aeroportuario del Pacifico SAB de CV, Cl. B	2,571	53,475
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	1,144	34,665
Grupo Bimbo SAB de CV	8,226	28,449
Grupo Carso SAB de CV	3,466	24,656
Grupo Comercial Chedraui SA de CV	3,129	22,760
Grupo Financiero Banorte SAB de CV, Cl. O	18,769	176,455
Grupo Financiero Inbursa SAB de CV, Cl. O	13,474	32,691
Grupo Mexico SAB de CV	20,409	176,361
Industrias Penoles SAB de CV(b)	1,302	55,086
Kimberly-Clark de Mexico SAB de CV, Cl. A	11,653	22,619
Prologis Property Mexico SA de CV	6,435	25,831
Vista Energy SAB de CV, ADR(b)	313	15,165
Wal-Mart de Mexico SAB de CV	27,953	92,667
		1,208,348
Philippines — .3%
Ayala Corp.	2,180	17,336
Ayala Land, Inc.	28,300	9,570
Bank of the Philippine Islands	16,122	28,874
BDO Unibank, Inc.	15,853	35,962
Globe Telecom, Inc.	15	377
International Container Terminal Services, Inc.	5,440	48,992
Jollibee Foods Corp.	1,280	4,711
Manila Electric Co.	1,220	12,128
Metropolitan Bank & Trust Co	7,010	8,219
PLDT, Inc.	340	6,471
Sm Investments Corp.	3,085	38,215
SM Prime Holdings, Inc.	48,400	18,422
		229,277
Qatar — .6%
Al Rayan Bank	46,915	30,139
Dukhan Bank	11,994	11,454
Industries Qatar QSC	12,688	44,256
Mesaieed Petrochemical Holding Co.	37,536	12,887

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Qatar — .6% (continued)
Ooredoo QPSC	5,817	21,648
Qatar Electricity & Water Co. QSC	1,252	5,282
Qatar Fuel QSC	4,187	17,249
Qatar Gas Transport Co. Ltd.	21,899	26,632
Qatar International Islamic Bank QSC	7,293	22,294
Qatar Islamic Bank SAQ	10,077	67,752
Qatar National Bank QPSC	28,341	143,923
The Commercial Bank PSQC	19,213	21,846
		425,362
Russia — .0%
Alrosa PJSC(e)	11,270	0
Gazprom PJSC(b),(e)	67,050	0
GMK Norilsk Nickel PJSC(b),(e)	34,100	0
LUKOIL PJSC(b),(e)	2,071	0
Magnitogorsk Iron & Steel Works PJSC(e)	5,210	0
Novatek PJSC(e)	5,535	0
Novolipetsk Steel PJSC(b),(e)	6,530	0
PhosAgro PJSC(e)	229	0
PIK Group PJSC(b),(e)	401	0
Polyus PJSC(b),(e)	1,810	0
Rosneft Oil Co. PJSC(b),(e)	13,131	0
Sberbank of Russia PJSC(b),(e)	59,440	0
Severstal PJSC(e)	859	0
Surgutneftegas PJSC(b),(e)	45,300	0
Tatneft PJSC(e)	7,934	0
United Co. RUSAL International PJSC(b),(e)	10,710	0
VTB Bank PJSC(b),(e)	4,246	0
		0
Saudi Arabia — 3.2%
ACWA Power Co.(b)	924	59,552
Ades Holding Co.	2,989	13,470
Advanced Petrochemical Co.(b)	1,064	10,725
Al Rajhi Bank	12,929	364,411
Al Rajhi Co. for Co.-operative Insurance(b)	300	9,432
Alinma Bank	7,975	55,078
Almarai Co. JSC	2,905	38,406
Arab National Bank	6,110	39,493
Arabian Internet & Communications Services Co.	30	2,014
Bank AlBilad	4,880	38,596
Bank Al-Jazira(b)	4,297	14,472
Banque Saudi Fransi	7,691	36,567
Bupa Arabia for Cooperative Insurance Co.	391	17,099
Dar Al Arkan Real Estate Development Co.(b)	3,345	15,351
Dr. Sulaiman Al Habib Medical Services Group Co.	596	43,260
Elm Co.	190	47,954
Etihad Etisalat Co.	2,585	46,700
Jabal Omar Development Co.(b)	3,412	16,095
Jarir Marketing Co.	4,235	16,036
Makkah Construction & Development Co.	646	15,340
Mouwasat Medical Services Co.	667	13,669

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Saudi Arabia — 3.2% (continued)
Nahdi Medical Co.	363	11,228
Rabigh Refining & Petrochemical Co.(b)	3,023	7,247
Riyad Bank	9,317	67,527
Riyadh Cables Group Co.	388	14,661
Sahara International Petrochemical Co.	2,718	13,698
SAL Saudi Logistics Services	235	11,016
Saudi Arabian Fertilizer Co.	1,556	50,869
Saudi Arabian Mining Co.(b)	9,169	157,089
Saudi Arabian Oil Co.(d)	36,892	254,791
Saudi Aramco Base Oil Co.	575	14,788
Saudi Awwal Bank	5,896	50,877
Saudi Basic Industries Corp.	5,625	91,571
Saudi Electricity Co.	4,096	17,508
Saudi Industrial Investment Group	2,372	10,310
Saudi Research & Media Group(b)	224	10,262
Saudi Tadawul Group Holding Co.	327	17,352
Saudi Telecom Co.	12,028	144,908
The Company for Cooperative Insurance	507	18,414
The Saudi Investment Bank	3,763	13,797
The Saudi National Bank	19,352	205,794
The Savola Group(b)	897	5,891
Umm Al Qura for Development & Construction Co.(b)	4,312	27,791
Yanbu National Petrochemical Co.	1,819	16,734
		2,147,843
Singapore — .4%
BOC Aviation Ltd.(d)	1,400	12,267
Trip.com Group Ltd.	4,100	286,708
		298,975
South Africa — 2.9%
Absa Group Ltd.	5,379	60,157
Aspen Pharmacare Holdings Ltd.	1,585	8,973
Bid Corp. Ltd.	2,137	52,880
Bidvest Group Ltd.	1,680	21,807
Capitec Bank Holdings Ltd.	581	128,471
Clicks Group Ltd.	1,732	36,478
Discovery Ltd.	3,677	46,203
E Media Holdings Ltd.	1,403	159
Exxaro Resources Ltd.	1,375	14,030
FirstRand Ltd.	31,303	148,510
Gold Fields Ltd.	5,559	217,459
Harmony Gold Mining Co. Ltd.	3,484	58,534
Impala Platinum Holdings Ltd.	5,593	60,149
Investec Ltd.	1,539	11,579
Kumba Iron Ore Ltd.	627	12,489
Mr Price Group Ltd.	483	5,765
MTN Group Ltd.	10,706	106,816
Naspers Ltd., Cl. N	5,190	365,323
Nedbank Group Ltd.	1,496	20,383
Northam Platinum Holdings Ltd.	2,106	35,231
Old Mutual Ltd.	27,464	21,470

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
South Africa — 2.9% (continued)
OUTsurance Group Ltd.	5,991	25,232
Pepkor Holdings Ltd.(d)	12,500	19,039
Remgro Ltd.	3,345	33,223
Sanlam Ltd.	11,710	61,460
Sasol Ltd.(b)	3,467	21,543
Shoprite Holdings Ltd.	3,020	50,538
Sibanye Stillwater Ltd.(b)	17,701	47,315
Standard Bank Group Ltd.	8,493	124,735
Valterra Platinum Ltd.	1,365	84,582
Vodacom Group Ltd.	4,259	34,411
Woolworths Holdings Ltd./South Africa	5,871	17,736
		1,952,680
South Korea — 12.6%
Alteogen, Inc.(b)	240	82,288
Amorepacific Corp.	184	15,614
Amorepacific Holdings Corp.	205	3,655
APR Corp.	164	29,352
BGF retail Co. Ltd.	50	3,636
BNK Financial Group, Inc.	1,864	18,068
Celltrion Pharm, Inc.(b)	145	6,493
Celltrion, Inc.	967	119,182
Cheil Worldwide, Inc.	106	1,514
CJ CheilJedang Corp.	52	8,376
CJ Corp.	92	11,023
CJ Logistics Corp.	75	4,338
Coway Co. Ltd.	352	22,038
DB HiTek Co. Ltd.	258	10,648
DB Insurance Co. Ltd.	293	26,076
Dongsuh Cos., Inc.	219	4,150
Doosan Bobcat, Inc.	355	15,025
Doosan Co. Ltd.	56	37,301
Doosan Enerbility Co. Ltd.(b)	2,826	175,937
Doosan Robotics, Inc.(b)	134	7,336
Ecopro BM Co. Ltd.(b)	259	29,086
Ecopro Co. Ltd.	558	34,465
Ecopro Materials Co. Ltd.(b)	218	9,640
E-Mart, Inc.	133	6,740
F&F Co. Ltd.	121	5,206
GS Holdings Corp.	311	10,467
Hana Financial Group, Inc.	1,837	110,239
Hanjin Kal Corp.	179	13,154
Hankook Tire & Technology Co. Ltd.	468	15,225
Hanmi Pharm Co. Ltd.	38	11,335
Hanmi Science Co. Ltd.	121	3,346
Hanmi Semiconductor Co. Ltd.	295	29,754
Hanon Systems(b)	245	751
Hanwha Aerospace Co. Ltd.	200	137,428
Hanwha Corp.	231	15,500
Hanwha Life Insurance Co. Ltd.(b)	2,082	4,428
Hanwha Ocean Co. Ltd.(b)	695	67,122

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
South Korea — 12.6% (continued)
Hanwha Solutions Corp.	767	16,473
Hanwha Systems Co. Ltd.	395	16,607
HD Hyundai Co. Ltd.	294	42,302
HD Hyundai Electric Co. Ltd.	133	81,214
HD Hyundai Heavy Industries Co. Ltd.	147	61,906
HD Hyundai Marine Solution Co. Ltd.	86	14,517
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	305	101,470
HLB, Inc.(b)	825	28,142
HMM Co. Ltd.	1,703	24,563
Hotel Shilla Co. Ltd.(b)	132	4,512
Hugel, Inc.(b)	51	9,378
HYBE Co. Ltd.	114	27,285
Hyundai Autoever Corp.	51	7,284
Hyundai Elevator Co. Ltd.	152	8,076
Hyundai Engineering & Construction Co. Ltd.	490	24,178
Hyundai Glovis Co. Ltd.	254	33,659
Hyundai Marine & Fire Insurance Co. Ltd.(b)	423	8,105
Hyundai Mipo Dockyard Co. Ltd.	164	27,798
Hyundai Mobis Co. Ltd.	393	87,165
Hyundai Motor Co.	939	191,128
Hyundai Rotem Co. Ltd.	485	78,465
Hyundai Steel Co.	403	9,334
Industrial Bank of Korea	1,277	17,325
JYP Entertainment Corp.	169	9,596
Kakao Corp.	1,966	89,831
KakaoBank Corp.	1,443	23,446
Kakaopay Corp.(b)	274	10,058
Kangwon Land, Inc.	911	10,793
KB Financial Group, Inc.	2,436	199,360
KCC Corp.	26	8,020
KEPCO Engineering & Construction Co. Inc.	98	7,030
KEPCO Plant Service & Engineering Co. Ltd.	149	5,302
Kia Corp.	1,566	131,787
KIWOOM Securities Co. Ltd.	107	22,305
Korea Aerospace Industries Ltd.	470	34,110
Korea Electric Power Corp.	1,674	49,994
Korea Gas Corp.	126	3,688
Korea Investment Holdings Co. Ltd.	302	38,642
Korea Zinc Co. Ltd.	60	43,502
Korean Air Lines Co. Ltd.	1,034	16,075
Krafton, Inc.(b)	192	37,194
KT Corp.	534	18,421
KT&G Corp.	618	58,211
Kumho Petrochemical Co. Ltd.	115	9,363
L&F Co. Ltd.(b)	182	15,597
LG Chem Ltd.	280	78,119
LG CNS Co. Ltd.	235	10,936
LG Corp.	553	31,167
LG Display Co. Ltd.(b)	1,821	18,788
LG Electronics, Inc.	702	43,162

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
South Korea — 12.6% (continued)
LG Energy Solution Ltd.(b)	263	87,313
LG H&H Co. Ltd.	67	13,379
LG Innotek Co. Ltd.	97	16,408
LG Uplus Corp.	1,196	12,793
LIG Nex1 Co. Ltd.	84	30,599
LigaChem Biosciences, Inc.(b)	164	16,852
Lotte Chemical Corp.	96	4,764
Lotte Corp.	213	4,373
Lotte Shopping Co. Ltd.	86	3,929
LS Corp.	115	16,870
LS Electric Co. Ltd.	104	31,753
Meritz Financial Group, Inc.	565	43,820
Mirae Asset Daewoo Co. Ltd.	1,386	25,585
Misto Holdings Corp.	312	8,059
NAVER Corp.	881	165,410
NCSoft Corp.	80	12,381
Netmarble Corp.(d)	184	6,987
NH Investment & Securities Co. Ltd.	740	10,570
NongShim Co. Ltd.	24	7,344
Orion Corp.	150	10,454
Pan Ocean Co. Ltd.	1,810	4,866
Pearl Abyss Corp.(b)	218	5,294
PharmaResearch Co. Ltd.	38	14,429
POSCO Future M Co. Ltd.(b)	197	29,935
POSCO Holdings, Inc.	470	102,428
POSCO ICT Co. Ltd.	374	6,904
POSCO International Corp.	351	13,550
Rainbow Robotics(b)	54	16,544
S-1 Corp.	79	4,159
Sam Chun Dang Pharm Co. Ltd.	93	15,274
Samsung Biologics Co. Ltd.(b),(d)	118	101,125
Samsung C&T Corp.	533	84,547
Samsung Card Co. Ltd.	113	3,930
Samsung Electro-Mechanics Co. Ltd.	366	62,937
Samsung Electronics Co. Ltd.	30,371	2,291,548
Samsung Engineering Co. Ltd.	1,088	19,816
Samsung Fire & Marine Insurance Co. Ltd.	206	63,835
Samsung Heavy Industries Co. Ltd.(b)	4,489	93,104
Samsung Life Insurance Co. Ltd.	525	56,857
Samsung SDI Co. Ltd.	399	90,176
Samsung SDS Co. Ltd.	245	31,469
Samsung Securities Co. Ltd.	356	19,315
Samyang Foods Co. Ltd.	26	24,599
Shinhan Financial Group Co. Ltd.	2,804	144,259
SK Biopharmaceuticals Co. Ltd.(b)	201	16,294
SK Bioscience Co., Ltd.(b)	202	7,188
SK hynix, Inc.	3,496	1,371,654
SK IE Technology Co. Ltd.(b),(d)	199	4,288
SK Innovation Co. Ltd.	429	38,812
SK Square Co. Ltd.(b)	589	107,485

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
South Korea — 12.6% (continued)
SK Telecom Co. Ltd.	560	20,557
SK, Inc.	209	36,453
SKC Co. Ltd.(b)	119	10,666
S-Oil Corp.(b)	187	9,424
Woori Financial Group, Inc.	4,039	72,006
Yuhan Corp.	355	29,402
		8,606,091
Taiwan — 20.3%
Accton Technology Corp.	3,000	105,397
Acer, Inc.	22,000	21,505
Advantech Co. Ltd.	2,928	29,860
Airtac International Group	1,046	30,998
Alchip Technologies Ltd.	500	56,846
ASE Technology Holding Co. Ltd.	26,000	209,330
Asia Cement Corp.	14,000	16,532
Asia Vital Components Co. Ltd.	2,000	92,710
Asustek Computer, Inc.	5,000	113,367
AUO Corp.	28,600	11,304
Bizlink Holding, Inc.	1,000	45,379
Caliway Biopharmaceuticals Co., Ltd.(b)	7,000	34,270
Catcher Technology Co. Ltd.	4,000	25,829
Cathay Financial Holding Co. Ltd.	63,836	132,901
Chailease Holding Co. Ltd.	8,267	27,699
Chang Hwa Commercial Bank Ltd.	33,197	21,382
Cheng Shin Rubber Industry Co. Ltd.	12,000	12,452
Chicony Electronics Co. Ltd.	3,000	12,687
China Airlines Ltd.	13,000	8,458
China Steel Corp.	77,000	46,589
Chroma ATE, Inc.	3,000	79,926
Chunghwa Telecom Co. Ltd.	24,000	102,274
Compal Electronics, Inc.	32,000	34,404
CTBC Financial Holding Co. Ltd.	106,000	144,306
Delta Electronics, Inc.	12,000	388,406
E Ink Holdings, Inc.	5,000	34,482
E.Sun Financial Holding Co. Ltd.	104,449	101,082
Eclat Textile Co. Ltd.	1,000	13,353
Elite Material Co. Ltd.	2,000	88,481
Eva Airways Corp.	16,000	18,841
Evergreen Marine Corp. Taiwan Ltd.	7,600	47,838
Far Eastern New Century Corp.	15,000	12,931
Far EasTone Telecommunications Co. Ltd.	11,000	33,099
Feng TAY Enterprise Co. Ltd.	2,512	9,969
First Financial Holding Co. Ltd.	67,459	62,651
Formosa Chemicals & Fibre Corp.	21,000	19,947
Formosa Petrochemical Corp.	11,000	15,995
Formosa Plastics Corp.	25,000	30,985
Fortune Electric Co. Ltd.	1,320	30,702
Foxconn Technology Co. Ltd.	7,000	16,281
Fubon Financial Holding Co. Ltd.	50,051	148,487
Gigabyte Technology Co. Ltd.	3,000	27,374

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Taiwan — 20.3% (continued)
Global Unichip Corp.	500	24,885
Globalwafers Co. Ltd.	2,000	33,050
Gold Circuit Electronics Ltd.	2,000	30,285
Highwealth Construction Corp.	11,760	14,919
Hiwin Technologies Corp.	2,000	14,541
Hon Hai Precision Industry Co. Ltd.	78,000	653,362
Hon Precision, Inc.	541	44,173
Hotai Motor Co. Ltd.	2,120	39,033
Hua Nan Financial Holdings Co. Ltd.	56,631	53,792
Innolux Corp.	49,760	21,529
International Games System Co. Ltd.	2,000	46,843
Inventec Corp.	12,000	17,917
Jentech Precision Industrial Co. Ltd.	1,000	69,289
KGI Financial Holding Co. Ltd.	112,050	57,955
King Slide Works Co. Ltd.	500	66,849
King Yuan Electronics Co. Ltd.	7,000	49,413
Largan Precision Co. Ltd.	152	10,952
Lite-On Technology Corp.	12,000	70,069
Lotes Co. Ltd.	1,000	44,891
MediaTek, Inc.	9,000	383,527
Mega Financial Holding Co. Ltd.	74,945	98,493
Micro-Star International Co. Ltd.	4,000	14,248
Minth Group Ltd.	6,000	26,587
momo.com, Inc.	162	1,231
Nan Ya Plastics Corp.	36,000	48,600
Nan Ya Printed Circuit Board Corp.	2,000	18,900
Nanya Technology Corp.(b)	9,000	38,792
Nien Made Enterprise Co. Ltd.	1,000	12,036
Novatek Microelectronics Corp.	4,000	51,137
Pegatron Corp.	14,000	33,792
PharmaEssentia Corp.	2,219	35,947
Phison Electronics Corp.	1,000	34,644
Pou Chen Corp.	14,000	13,344
Powerchip Semiconductor Manufacturing Corp.(b)	25,000	25,617
Powertech Technology, Inc.	5,000	28,138
President Chain Store Corp.	3,000	23,275
Quanta Computer, Inc.	16,000	156,403
Realtek Semiconductor Corp.	3,000	50,259
Ruentex Development Co. Ltd.	10,000	9,694
Ruentex Industries Ltd.	3,000	5,241
Shihlin Electric & Engineering Corp.	2,000	12,979
Sino-American Silicon Products, Inc.	5,000	20,331
SinoPac Financial Holdings Co. Ltd.	83,915	70,018
Synnex Technology International Corp.	6,000	11,086
TA Chen Stainless Pipe	12,617	15,063
Taichung Commercial Bank Co. Ltd.	23,533	16,382
Taiwan Business Bank	42,576	21,260
Taiwan Cooperative Financial Holding Co. Ltd.	58,401	45,120
Taiwan High Speed Rail Corp.	7,000	6,228
Taiwan Mobile Co. Ltd.	11,000	39,182

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Taiwan — 20.3% (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	154,000	7,514,394
Tatung Co. Ltd.	8,250	9,715
TCC Group Holdings Co. Ltd.	48,117	34,592
Teco Electric and Machinery Co. Ltd.	11,000	41,687
The Shanghai Commercial & Savings Bank Ltd.	18,686	24,071
Tripod Technology Corp.	3,000	33,327
TS Financial Holding Co. Ltd.	144,032	87,616
Unimicron Technology Corp.	10,000	53,186
Uni-President Enterprises Corp.	29,000	74,243
United Microelectronics Corp.	76,000	114,713
Vanguard International Semiconductor Corp.	8,006	25,184
VisEra Technologies Co. Ltd.	2,000	16,785
Walsin Lihwa Corp.	21,968	21,367
Wan Hai Lines Ltd.	10,000	26,707
Winbond Electronics Corp.(b)	22,000	38,789
Wistron Corp.	20,000	97,915
Wiwynn Corp.	1,049	148,950
WPG Holdings Ltd.	11,000	21,577
WT Microelectronics Co. Ltd.	1,593	7,410
Yageo Corp.	10,940	88,613
Yang Ming Marine Transport Corp.	11,000	20,575
Yuanta Financial Holding Co. Ltd.	61,935	69,508
Yulon Finance Corp.	3,150	9,858
Zhen Ding Technology Holding Ltd.	5,000	26,512
		13,855,904
Thailand — 1.4%
Advanced Info Service PCL, NVDR	7,100	66,312
Airports of Thailand PCL, NVDR	25,100	32,020
Asset World Corp. PCL, NVDR	104,300	7,096
Bangkok Dusit Medical Services PCL, NVDR	73,900	43,195
Bangkok Expressway & Metro PCL, NVDR	20,700	3,297
Banpu PCL, NVDR	23,900	3,733
Berli Jucker PCL, NVDR	4,100	2,320
BTS Group Holdings PCL, NVDR(b)	24,300	2,209
Bumrungrad Hospital PCL, NVDR	4,000	21,277
Cal-Comp Electronics Thailand PCL	24,000	4,911
Carabao Group PCL, NVDR	3,400	4,732
Central Pattana PCL, NVDR	3,100	5,153
Central Retail Corp. PCL, NVDR	22,200	14,075
Charoen Pokphand Foods PCL, NVDR	19,100	12,464
Com7 PCL, NVDR	6,100	4,716
CP ALL PCL, NVDR	34,100	48,511
CP AXTRA PCL, NVDR	11,247	6,817
Delta Electronics Thailand PCL, NVDR	30,600	205,356
Electricity Generating PCL, NVDR	2,400	9,129
Global Power Synergy PCL, NVDR	2,900	3,722
Gulf Development PCL, NVDR(b)	29,316	40,119
Home Product Center PCL, NVDR	11,500	2,330
Indorama Ventures PCL, NVDR	11,100	6,557
Kasikornbank PCL, NVDR	3,900	22,494

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Thailand — 1.4% (continued)
Krung Thai Bank PCL, NVDR	27,300	23,007
Krungthai Card PCL, NVDR	5,100	4,495
Land & Houses PCL, NVDR	49,800	6,006
Minor International PCL, NVDR	23,000	16,360
Muangthai Capital PCL, NVDR	5,600	7,014
Osotspa PCL, NVDR	12,200	5,924
PTT Exploration & Production PCL, NVDR	7,200	23,826
PTT Global Chemical PCL, NVDR	12,000	9,371
PTT Oil & Retail Business PCL, NVDR	13,300	6,046
PTT PCL, NVDR	87,600	83,306
Ratch Group PCL, NVDR	4,700	4,034
SCB X PCL, NVDR	6,800	27,549
SCG Packaging PCL, NVDR	7,900	4,447
Thai Beverage PCL	53,700	19,806
Thai Life Insurance PCL, NVDR	14,800	4,714
Thai Oil PCL, NVDR	8,500	9,398
Thai Union Group PCL, NVDR	18,700	7,576
The Siam Cement PCL, NVDR	5,500	34,699
TIDLOR Holdings PCL, NVDR	13,059	8,481
Tisco Financial Group PCL, NVDR	3,100	10,306
TMB Bank PCL, NVDR	265,500	15,190
True Corp. PCL, NVDR(b)	62,800	21,946
		926,046
Turkey — .7%
AG Anadolu Grubu Holding AS	6,523	3,981
Ahlatci Dogal Gaz Dagitim Enerji ve Yatirim AS(b)	5,456	3,727
Akbank TAS	15,764	22,794
Akcansa Cimento AS	401	1,273
Aksa Akrilik Kimya Sanayii AS	11,097	3,273
Aksa Enerji Uretim AS(b)	2,433	3,009
Alarko Holding AS	1,244	2,388
Alfa Solar Enerji Sanayi ve Ticaret AS	585	614
Anadolu Anonim Turk Sigorta Sirketi	5,049	2,783
Anadolu Efes Biracilik ve Malt Sanayii AS(c)	14,290	4,938
Arcelik AS(b)	882	2,320
Aselsan Elektronik Sanayi ve Ticaret AS	8,035	38,906
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2,895	6,761
Baticim Bati Anadolu Cimento Sanayii AS(b)	14,985	1,564
BIM Birlesik Magazalar AS	2,633	33,752
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS(b)	194	2,223
Borusan Yatirim ve Pazarlama AS	32	1,864
Can2 Termik AS(b)	24,841	1,430
Cimsa Cimento Sanayi ve Ticaret AS	3,433	3,880
Coca-Cola Icecek AS	6,007	7,343
CW Enerji Muhendislik Ticaret ve Sanayi AS(b)	1,861	1,183
DAP Gayrimenkul Gelistirme AS(b)	6,999	2,337
Destek Finans Faktoring AS(b)	594	9,084
Dogan Sirketler Grubu Holding AS	7,222	2,937
Dogus Otomotiv Servis ve Ticaret	88	377
Eczacibasi Yatirim Holding Ortakligi AS	652	4,520

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
Turkey — .7% (continued)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	17,065	8,206
Enerjisa Enerji AS(d)	1,917	3,761
Enka Insaat ve Sanayi AS	4,359	8,055
Eregli Demir ve Celik Fabrikalari TAS	21,477	14,036
Europower Enerji ve Otomasyon Teknolojileri Sanayi Ticaret AS(b)	1,350	920
Ford Otomotiv Sanayi AS	4,703	11,101
Girisim Elektrik Taahhut Ticaret ve Sanayi AS(b)	1,000	1,123
Gubre Fabrikalari TAS(b)	547	4,117
Haci Omer Sabanci Holding AS	7,372	14,298
Hektas Ticaret TAS(b)	25,668	2,179
Is Yatirim Menkul Degerler AS	3,186	3,331
Kaleseramik Canakkale Kalebodur Seramik Sanayi AS(b)	900	672
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Cl. D(b)	7,317	4,772
KOC Holding AS	4,559	18,606
Kontrolmatik Enerji ve Muhendislik AS(c)	4,787	3,586
Koza Anadolu Metal Madencilik Isletmeleri AS(b)	1,380	2,970
Mavi Giyim Sanayi ve Ticaret AS, Cl. B(d)	4,711	4,515
MIA Teknoloji AS(b)	1,615	1,433
Migros Ticaret AS	664	7,161
MLP Saglik Hizmetleri AS(b),(d)	578	4,619
Mogan Enerji Yatirim Holding AS(b)	17,111	3,886
Otokar Otomotiv ve Savunma Sanayi AS(b)	265	2,896
Oyak Cimento Fabrikalari AS	7,387	3,735
Pegasus Hava Tasimaciligi AS(b)	1,573	7,858
Petkim Petrokimya Holding AS(b)	544	222
Sasa Polyester Sanayi AS(b),(c)	51,515	3,761
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(b)	1,147	739
Sok Marketler Ticaret AS	2,010	2,116
TAB Gida Sanayi Ve Ticaret AS	1,013	5,727
TAV Havalimanlari Holding AS(b)	1,468	9,252
Tekfen Holding AS(b)	660	1,322
Tofas Turk Otomobil Fabrikasi AS	825	5,185
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,904	3,478
Turk Altin Isletmeleri AS(b)	6,953	4,445
Turk Hava Yollari	4,515	31,301
Turk Telekomunikasyon AS(b)	4,009	4,863
Turkcell Iletisim Hizmetleri AS	8,671	20,560
Turkiye Halk Bankasi AS(b)	5,784	3,667
Turkiye Is Bankasi AS, Cl. C	54,347	16,350
Turkiye Petrol Rafinerileri AS	5,577	26,209
Turkiye Sigorta AS	15,013	4,409
Turkiye Sise ve Cam Fabrikalari AS(c)	11,804	10,325
Ulker Biskuvi Sanayi AS	1,067	2,743
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,937	823
Vestel Elektronik Sanayi ve Ticaret AS(b)	1,420	1,125
Yapi ve Kredi Bankasi AS(b)	25,135	20,085
Ziraat Gayrimenkul Yatirim Ortakligi AS	8,251	4,541
Zorlu Enerji Elektrik Uretim AS(b)	106,522	8,487
		498,832

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Shares	Value ($)
Common Stocks — 98.2% (continued)
United Arab Emirates — 2.4%
Abu Dhabi Commercial Bank PJSC	19,641	77,111
Abu Dhabi Islamic Bank PJSC	10,260	58,996
Abu Dhabi National Energy Co. PJSC	20,628	18,927
Abu Dhabi National Oil Co. for Distribution PJSC	15,718	15,363
ADNOC Drilling Co. PJSC	17,571	26,694
Adnoc Gas	52,209	49,608
Aldar Properties PJSC	24,631	60,354
Alpha Dhabi Holding PJSC	11,381	31,048
Borouge PLC	23,027	15,736
Dubai Electricity & Water Authority PJSC	57,678	43,656
Dubai Islamic Bank PJSC	18,337	47,428
Emaar Development PJSC	4,839	19,630
Emaar Properties PJSC	40,562	156,817
Emirates NBD Bank PJSC	16,058	122,852
Emirates Telecommunications Group Co. PJSC	22,295	117,759
First Abu Dhabi Bank PJSC	28,884	137,148
International Holding Co. PJSC(b)	5,438	592,222
Modon Holding PSC(b)	21,038	20,907
		1,612,256
United Kingdom — .0%
Metlen Energy & Metals PLC(b)	635	32,248
United States — .2%
BeOne Medicines Ltd., Cl. H(b)	5,900	141,044
Total Common Stocks (cost $47,519,966)		66,995,927

	Preferred Dividend Rate (%)
Preferred Stocks — 1.7%
Brazil — 1.0%
Banco Bradesco SA	1.34	30,617	103,418
Centrais Eletricas Brasileiras SA	3.87	2,530	27,836
Cia Energetica de Minas Gerais	1.46	6,699	14,082
Cia Paranaense de Energia - Copel	0.65	8,568	22,147
Gerdau SA	0.64	9,808	34,386
Itau Unibanco Holding SA	2.63	34,285	251,671
Itausa SA	1.02	36,246	78,279
Petroleo Brasileiro SA	3.02	29,050	160,108
Raizen SA(b)	0.72	8,730	1,540
			693,467
Chile — .1%
Sociedad Quimica y Minera de Chile SA, Cl. B(b)	2.31	939	45,266
Colombia — .1%
Grupo Argos SA	5.59	1,311	4,102
Grupo Cibest SA	8.04	3,038	44,304
Grupo de Inversiones Suramericana SA	3.61	939	9,948
			58,354
Russia — .0%
Sberbank of Russia PJSC(b),(e)	10.63	4,890	0

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Emerging Markets Equity ETF (continued)
Description	Preferred Dividend Rate (%)	Shares	Value ($)
Preferred Stocks — 1.7% (continued)
Russia — .0% (continued)
Surgutneftegas PJSC(b),(e)	18.99	37,000	0
Tatneft PJSC(e)	13.55	266	0
			0
South Korea — .5%
CJ Corp.	2.02	8	834
Hyundai Motor Co	5.06	202	31,192
Hyundai Motor Co.	5.09	81	12,337
Korea Investment Holdings Co. Ltd.	3.13	25	2,262
LG Chem Ltd.	0.53	103	14,256
Samsung Electronics Co. Ltd.	1.46	5,167	306,085
Samsung Fire & Marine Insurance Co. Ltd.	5.61	25	5,931
			372,897
Total Preferred Stocks (cost $729,011)			1,169,984

Number of Rights
Rights — .0%
Taiwan — .0%
Taichung Commercial Bank Co., Ltd. (cost $0)	298	24

	1-Day Yield (%)	Shares
Investment Companies — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(f) (cost $92,326)	4.04	92,326	92,326
Investment of Cash Collateral for Securities Loaned — .1%
Registered Investment Companies — .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(f) (cost $38,213)	4.04	38,213	38,213
Total Investments (cost $48,379,516)		100.1%	68,297,102
Liabilities, Less Cash and Receivables		(.1%)	(94,988)
Net Assets		100.0%	68,202,114

ADR—American Depositary Receipt
INR—Indian Rupee
NVDR—Non-Voting Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)	Non-income producing security.
(c)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $255,713 and the value of the collateral was
$275,688, consisting of cash collateral of $38,213 and U.S. Government & Agency securities valued at $237,475.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to $2,760,738 or 4.1% of net assets.

(e)	The fund held Level 3 securities at October 31, 2025. These securities were valued at $0 or .0% of net assets.
(f)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Emerging Markets Equity ETF
Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .1%	82,292	40,976,321	(40,966,287)	92,326	16,663
Investment of Cash Collateral for Securities Loaned - .1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .1%	417,578	2,367,488	(2,746,853)	38,213	12,722 ††
Total - .2%	499,870	43,343,809	(43,713,140)	130,539	29,385

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BNY Mellon Emerging Markets Equity ETF
Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation ($)
Futures Long
MSCI Emerging Markets Index	3	12/19/2025	201,791	211,140	9,349
Gross Unrealized Appreciation					9,349
See notes to financial statements.

SCHEDULES OF INVESTMENTS
October 31, 2025

BNY Mellon Core Bond ETF
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1%
Advertising — .0%
Omnicom Group, Inc., Sr. Unscd. Notes	2.60	8/1/2031	190,000	171,881
The Interpublic Group of Companies, Inc., Sr. Unscd. Notes	3.38	3/1/2041	60,000	45,439
The Interpublic Group of Companies, Inc., Sr. Unscd. Notes	4.75	3/30/2030	20,000	20,086
The Interpublic Group of Companies, Inc., Sr. Unscd. Notes	5.40	10/1/2048	40,000	37,442
				274,848
Aerospace & Defense — .5%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.42	11/15/2035	450,000	441,470
General Dynamics Corp., Gtd. Notes	3.50	4/1/2027	40,000	39,826
General Dynamics Corp., Gtd. Notes	3.75	5/15/2028	221,000	220,620
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	141,000	121,805
HEICO Corp., Gtd. Notes	5.35	8/1/2033	110,000	114,412
Hexcel Corp., Sr. Unscd. Notes	4.20	2/15/2027	100,000	99,475
Howmet Aerospace, Inc., Sr. Unscd. Notes	3.00	1/15/2029	39,000	37,690
L3Harris Technologies, Inc., Sr. Unscd. Notes	2.90	12/15/2029	70,000	66,468
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.40	6/15/2028	100,000	100,513
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.40	6/15/2028	100,000	100,536
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.85	4/27/2035	100,000	99,684
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.60	7/31/2053	200,000	202,186
Lockheed Martin Corp., Sr. Unscd. Notes	3.80	3/1/2045	90,000	73,531
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	75,000	65,149
Lockheed Martin Corp., Sr. Unscd. Notes	4.09	9/15/2052	100,000	81,276
Lockheed Martin Corp., Sr. Unscd. Notes	4.15	6/15/2053	250,000	204,470
Lockheed Martin Corp., Sr. Unscd. Notes	4.50	5/15/2036	125,000	122,814
Lockheed Martin Corp., Sr. Unscd. Notes	4.75	2/15/2034	524,000	529,889
Lockheed Martin Corp., Sr. Unscd. Notes	5.25	1/15/2033	100,000	105,037
Lockheed Martin Corp., Sr. Unscd. Notes	5.70	11/15/2054	240,000	248,159
Northrop Grumman Corp., Sr. Unscd. Notes	3.20	2/1/2027	15,000	14,854
Northrop Grumman Corp., Sr. Unscd. Notes	3.25	1/15/2028	235,000	231,225
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	100,000	81,818
Northrop Grumman Corp., Sr. Unscd. Notes	4.40	5/1/2030	88,000	88,756
Northrop Grumman Corp., Sr. Unscd. Notes	4.75	6/1/2043	35,000	32,506
Northrop Grumman Corp., Sr. Unscd. Notes	4.95	3/15/2053	350,000	321,983
Northrop Grumman Corp., Sr. Unscd. Notes	5.05	11/15/2040	50,000	49,330
Northrop Grumman Corp., Sr. Unscd. Notes	5.25	5/1/2050	79,000	76,281
RTX Corp., Sr. Unscd. Bonds	4.15	5/15/2045	130,000	110,373
RTX Corp., Sr. Unscd. Notes	1.90	9/1/2031	75,000	65,518
RTX Corp., Sr. Unscd. Notes	2.38	3/15/2032	102,000	90,409
RTX Corp., Sr. Unscd. Notes	2.82	9/1/2051	130,000	83,407
RTX Corp., Sr. Unscd. Notes	3.03	3/15/2052	100,000	66,168
RTX Corp., Sr. Unscd. Notes	4.05	5/4/2047	200,000	164,184
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	452,000	452,414
RTX Corp., Sr. Unscd. Notes	4.35	4/15/2047	305,000	262,300
RTX Corp., Sr. Unscd. Notes	4.45	11/16/2038	300,000	283,626
RTX Corp., Sr. Unscd. Notes	4.50	6/1/2042	27,000	24,532
RTX Corp., Sr. Unscd. Notes	4.80	12/15/2043	36,000	33,513
RTX Corp., Sr. Unscd. Notes	5.38	2/27/2053	50,000	49,017

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Aerospace & Defense — .5% (continued)
RTX Corp., Sr. Unscd. Notes	5.75	1/15/2029	50,000	52,475
RTX Corp., Sr. Unscd. Notes	6.00	3/15/2031	50,000	53,943
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	250,000	274,627
The Boeing Company, Sr. Unscd. Notes	2.70	2/1/2027	658,000	645,781
The Boeing Company, Sr. Unscd. Notes	3.25	2/1/2028	727,000	711,863
The Boeing Company, Sr. Unscd. Notes	3.60	5/1/2034	560,000	508,021
The Boeing Company, Sr. Unscd. Notes	3.63	3/1/2048	125,000	90,571
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	100,000	74,238
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	145,000	102,232
The Boeing Company, Sr. Unscd. Notes	3.85	11/1/2048	125,000	93,588
The Boeing Company, Sr. Unscd. Notes	3.95	8/1/2059	95,000	68,345
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	515,000	512,325
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	200,000	198,628
The Boeing Company, Sr. Unscd. Notes	6.13	2/15/2033	105,000	113,028
The Boeing Company, Sr. Unscd. Notes	6.63	2/15/2038	182,000	203,378
				9,360,267
Agriculture — .3%
Altria Group, Inc., Gtd. Notes	2.45	2/4/2032	120,000	105,471
Altria Group, Inc., Gtd. Notes	3.40	5/6/2030	450,000	431,734
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	215,000	166,069
Altria Group, Inc., Gtd. Notes	4.25	8/9/2042	270,000	225,585
Altria Group, Inc., Gtd. Notes	4.45	5/6/2050	172,000	139,136
Altria Group, Inc., Gtd. Notes	4.50	5/2/2043	40,000	34,148
Altria Group, Inc., Gtd. Notes	5.25	8/6/2035	100,000	100,768
Altria Group, Inc., Gtd. Notes	5.95	2/14/2049	180,000	182,693
BAT Capital Corp., Gtd. Notes	2.26	3/25/2028	25,000	23,909
BAT Capital Corp., Gtd. Notes	2.73	3/25/2031	350,000	320,060
BAT Capital Corp., Gtd. Notes	3.73	9/25/2040	75,000	60,672
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	270,000	247,210
BAT Capital Corp., Gtd. Notes	4.54	8/15/2047	225,000	188,073
BAT Capital Corp., Gtd. Notes	4.70	4/2/2027	231,000	232,305
BAT Capital Corp., Gtd. Notes	4.76	9/6/2049	176,000	149,720
BAT Capital Corp., Gtd. Notes	5.28	4/2/2050	108,000	98,589
BAT International Finance PLC, Gtd. Notes	5.93	2/2/2029	270,000	283,459
Bunge Ltd. Finance Corp., Gtd. Notes	3.75	9/25/2027	109,000	108,468
Bunge Ltd. Finance Corp., Gtd. Notes	5.15	8/4/2035	100,000	101,308
Philip Morris International, Inc., Sr. Unscd. Notes	2.10	5/1/2030	100,000	91,273
Philip Morris International, Inc., Sr. Unscd. Notes	3.13	3/2/2028	40,000	39,166
Philip Morris International, Inc., Sr. Unscd. Notes	3.38	8/15/2029	140,000	136,210
Philip Morris International, Inc., Sr. Unscd. Notes	3.88	8/21/2042	101,000	83,491
Philip Morris International, Inc., Sr. Unscd. Notes	4.13	3/4/2043	90,000	76,704
Philip Morris International, Inc., Sr. Unscd. Notes	4.38	11/15/2041	140,000	124,637
Philip Morris International, Inc., Sr. Unscd. Notes	4.88	2/15/2028	465,000	472,863
Philip Morris International, Inc., Sr. Unscd. Notes	4.88	11/15/2043	100,000	93,050
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	140,000	142,812
Philip Morris International, Inc., Sr. Unscd. Notes	5.38	2/15/2033	750,000	781,558
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	9/7/2033	90,000	95,171
Reynolds American, Inc., Gtd. Notes	5.85	8/15/2045	398,000	392,806
Reynolds American, Inc., Gtd. Notes	6.15	9/15/2043	25,000	25,645
				5,754,763

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,995	4,914
American Airlines Pass-Through Trust, Ser. 2016-2, Cl. AA	3.20	6/15/2028	36,420	35,309
American Airlines Pass-Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	29,563	28,832
American Airlines Pass-Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	133,669	128,640
JetBlue Pass-Through Trust, Ser. 2020-1, Cl. A	4.00	11/15/2032	28,221	26,629
Southwest Airlines Co., Sr. Unscd. Notes	2.63	2/10/2030	75,000	69,106
United Airlines Pass-Through Trust, Ser. 2018-1, Cl. AA	3.50	3/1/2030	65,060	62,609
United Airlines Pass-Through Trust, Ser. 2023-1, Cl. A	5.80	1/15/2036	153,940	161,292
				517,331
Asset-Backed Certificates — .0%
CNH Equipment Trust, Ser. 2023-A, Cl. A4	4.77	10/15/2030	100,000	101,297
Verizon Master Trust, Ser. 2023-7, Cl. A1A	5.67	11/20/2029	370,000	376,211
Verizon Master Trust, Ser. 2024-3, Cl. A1A	5.34	4/22/2030	125,000	127,419
Verizon Master Trust, Ser. 2024-6, Cl. A1A	4.17	8/20/2030	250,000	250,874
				855,801
Asset-Backed Certificates/Auto Receivables — .2%
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. B	5.84	7/18/2029	150,000	152,822
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. C	6.00	7/18/2029	400,000	411,242
BMW Vehicle Lease Trust, Ser. 2025-1, Cl. A3	4.43	6/26/2028	150,000	150,937
CarMax Auto Owner Trust, Ser. 2024-1, Cl. A4	4.94	8/15/2029	150,000	152,431
Ford Credit Auto Owner Trust, Ser. 2024-C, Cl. A3	4.07	7/15/2029	200,000	200,329
Ford Credit Auto Owner Trust, Ser. 2024-C, Cl. A4	4.11	7/15/2030	200,000	200,510
GM Financial Automobile Leasing Trust, Ser. 2025-3, Cl. A4	4.20	8/20/2029	500,000	501,653
Honda Auto Receivables Owner Trust, Ser. 2023-4, Cl. A4	5.66	2/21/2030	115,000	117,374
Honda Auto Receivables Owner Trust, Ser. 2025-2, Cl. A3	4.15	10/15/2029	100,000	100,373
Hyundai Auto Receivables Trust, Ser. 2023-B, Cl. A4	5.31	8/15/2029	296,000	300,699
Hyundai Auto Receivables Trust, Ser. 2025-A, Cl. A3	4.32	10/15/2029	200,000	201,207
Mercedes-Benz Auto Lease Trust, Ser. 2025-A, Cl. A4	4.69	2/18/2031	150,000	152,098
Nissan Auto Lease Trust, Ser. 2024-B, Cl. A3	4.92	11/15/2027	270,000	272,638
Santander Drive Auto Receivables Trust, Ser. 2023-1, Cl. C	5.09	5/15/2030	195,605	196,475
Santander Drive Auto Receivables Trust, Ser. 2025-2, Cl. A3	4.67	8/15/2029	100,000	100,520
Santander Drive Auto Receivables Trust, Ser. 2025-3, Cl. A3	4.38	1/15/2030	200,000	200,492
Toyota Auto Receivables Owner Trust, Ser. 2024-A, Cl. A4	4.77	4/16/2029	200,000	203,128
Toyota Auto Receivables Owner Trust, Ser. 2024-C, Cl. A3	4.88	3/15/2029	450,000	454,256
World Omni Auto Receivables Trust, Ser. 2025-B, Cl. A3	4.34	9/16/2030	200,000	201,712
World Omni Select Auto Trust, Ser. 2024-A, Cl. B	5.18	6/17/2030	80,000	80,546
				4,351,442
Asset-Backed Certificates/Credit Cards — .1%
American Express Credit Account Master Trust, Ser. 2023-2, Cl. A	4.80	5/15/2030	100,000	102,266
American Express Credit Account Master Trust, Ser. 2023-4, Cl. A	5.15	9/16/2030	500,000	517,207
American Express Credit Account Master Trust, Ser. 2025-3, Cl. A	4.51	4/15/2032	300,000	306,481
American Express Credit Account Master Trust, Ser. 2025-5, Cl. A	4.51	7/15/2032	100,000	102,117
BA Credit Card Trust, Ser. 2025-A1, Cl. A	4.31	5/15/2030	325,000	328,282
Chase Issuance Trust, Ser. 2024-A2, Cl. A	4.72	1/15/2031	650,000	663,742
Synchrony Card Funding LLC, Ser. 2024-A2, Cl. A	4.93	7/15/2030	250,000	253,820
WF Card Issuance Trust, Ser. 2024-A1, Cl. A	4.94	2/15/2029	200,000	202,530
				2,476,445
Automobiles & Components — .6%
American Honda Finance Corp., Sr. Unscd. Notes	2.25	1/12/2029	131,000	123,527
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	101,022

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Automobiles & Components — .6% (continued)
American Honda Finance Corp., Sr. Unscd. Notes	4.70	1/12/2028	15,000	15,184
American Honda Finance Corp., Sr. Unscd. Notes	5.13	7/7/2028	90,000	92,227
American Honda Finance Corp., Sr. Unscd. Notes	5.15	7/9/2032	300,000	308,134
American Honda Finance Corp., Sr. Unscd. Notes	5.65	11/15/2028	85,000	88,605
American Honda Finance Corp., Sr. Unscd. Notes	5.85	10/4/2030	436,000	463,644
Aptiv Swiss Holdings Ltd., Gtd. Notes	4.15	5/1/2052	260,000	201,151
BorgWarner, Inc., Sr. Unscd. Notes	4.38	3/15/2045	50,000	42,747
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	50,000	30,978
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	150,000	154,179
Cummins, Inc., Sr. Unscd. Notes	5.15	2/20/2034	200,000	207,012
Cummins, Inc., Sr. Unscd. Notes	5.30	5/9/2035	300,000	310,520
Ford Motor Co., Sr. Unscd. Notes	3.25	2/12/2032	423,000	368,618
Ford Motor Co., Sr. Unscd. Notes	4.75	1/15/2043	50,000	40,287
Ford Motor Co., Sr. Unscd. Notes	6.10	8/19/2032	100,000	102,714
Ford Motor Co., Sr. Unscd. Notes	7.45	7/16/2031	127,000	140,226
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.13	8/17/2027	535,000	528,360
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.95	5/28/2027	50,000	50,045
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.05	11/5/2031	200,000	204,590
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.53	3/19/2032	250,000	260,992
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	5/12/2028	400,000	415,752
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	700,000	752,806
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	115,000	114,959
General Motors Co., Sr. Unscd. Notes	5.15	4/1/2038	212,000	204,977
General Motors Co., Sr. Unscd. Notes	5.60	10/15/2032	750,000	781,896
General Motors Co., Sr. Unscd. Notes	5.95	4/1/2049	108,000	106,431
General Motors Co., Sr. Unscd. Notes	6.25	4/15/2035	300,000	318,809
General Motors Co., Sr. Unscd. Notes	6.75	4/1/2046	31,000	33,448
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	2/26/2027	265,000	258,592
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	445,000	397,411
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	105,000	94,543
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.60	6/21/2030	50,000	47,955
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.00	4/9/2027	95,000	95,911
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.80	6/23/2028	371,000	384,306
General Motors Financial Co., Inc., Sr. Unscd. Notes	6.00	1/9/2028	122,000	126,230
Honda Motor Co. Ltd., Sr. Unscd. Notes	2.53	3/10/2027	415,000	406,455
Honda Motor Co. Ltd., Sr. Unscd. Notes	2.97	3/10/2032	55,000	50,254
Lear Corp., Sr. Unscd. Notes	3.50	5/30/2030	108,000	103,647
Lear Corp., Sr. Unscd. Notes	5.25	5/15/2049	45,000	40,892
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	20,000	18,417
Magna International, Inc., Sr. Unscd. Notes	5.88	6/1/2035	300,000	316,422
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	155,000	184,370
PACCAR Financial Corp., Sr. Unscd. Notes	4.00	8/8/2028	50,000	50,174
PACCAR Financial Corp., Sr. Unscd. Notes	4.55	3/3/2028	400,000	406,248
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2028	85,000	87,481
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	275,000	287,464
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	140,000	123,124
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.90	9/12/2031	73,000	63,909
Toyota Motor Credit Corp., Sr. Unscd. Notes	3.05	3/22/2027	130,000	128,542
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.45	6/29/2029	70,000	70,811
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.05	5/16/2029	676,000	697,138

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Automobiles & Components — .6% (continued)
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.10	3/21/2031	405,000	420,566
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.40	11/20/2026	55,000	55,813
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.55	11/20/2030	50,000	53,053
				11,533,568
Banks — 5.3%
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes	4.75	1/18/2027	50,000	50,500
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes	4.90	7/16/2027	500,000	508,304
Banco Santander SA, Sr. Bonds	5.44	7/15/2031	200,000	209,725
Banco Santander SA, Sr. Notes	4.25	4/11/2027	510,000	510,328
Banco Santander SA, Sr. Notes	5.29	8/18/2027	368,000	374,619
Banco Santander SA, Sr. Notes	5.54	3/14/2030	200,000	206,859
Banco Santander SA, Sr. Notes	5.59	8/8/2028	400,000	414,623
Banco Santander SA, Sub. Notes	6.92	8/8/2033	200,000	221,960
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	179,234
Bank of America Corp., Sr. Unscd. Notes	1.92	10/24/2031	115,000	102,567
Bank of America Corp., Sr. Unscd. Notes	2.09	6/14/2029	325,000	308,602
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	200,000	177,932
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	300,000	278,413
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	430,000	386,743
Bank of America Corp., Sr. Unscd. Notes	2.69	4/22/2032	468,000	427,724
Bank of America Corp., Sr. Unscd. Notes	2.83	10/24/2051	70,000	45,350
Bank of America Corp., Sr. Unscd. Notes	2.88	10/22/2030	240,000	227,944
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	265,000	241,623
Bank of America Corp., Sr. Unscd. Notes	2.97	7/21/2052	315,000	209,916
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	150,000	144,653
Bank of America Corp., Sr. Unscd. Notes	3.31	4/22/2042	750,000	597,466
Bank of America Corp., Sr. Unscd. Notes	3.59	7/21/2028	150,000	148,674
Bank of America Corp., Sr. Unscd. Notes	3.71	4/24/2028	143,000	142,064
Bank of America Corp., Sr. Unscd. Notes	3.95	1/23/2049	50,000	40,549
Bank of America Corp., Sr. Unscd. Notes	3.97	2/7/2030	236,000	234,377
Bank of America Corp., Sr. Unscd. Notes	4.08	4/23/2040	80,000	71,729
Bank of America Corp., Sr. Unscd. Notes	4.08	3/20/2051	170,000	138,865
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	454,000	455,720
Bank of America Corp., Sr. Unscd. Notes	4.33	3/15/2050	283,000	241,532
Bank of America Corp., Sr. Unscd. Notes	4.38	4/27/2028	390,000	391,157
Bank of America Corp., Sr. Unscd. Notes	4.57	4/27/2033	155,000	154,771
Bank of America Corp., Sr. Unscd. Notes	4.62	5/9/2029	400,000	404,534
Bank of America Corp., Sr. Unscd. Notes	4.95	7/22/2028	100,000	101,341
Bank of America Corp., Sr. Unscd. Notes	5.02	7/22/2033	570,000	583,575
Bank of America Corp., Sr. Unscd. Notes	5.20	4/25/2029	130,000	133,128
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	375,000	387,867
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	211,000	220,469
Bank of America Corp., Sr. Unscd. Notes	5.82	9/15/2029	175,000	182,721
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	585,000	626,990
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	319,000	331,808
Bank of America Corp., Sr. Unscd. Notes, Ser. N	2.65	3/11/2032	300,000	274,275
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	124,000	91,744
Bank of America Corp., Sub. Notes	2.48	9/21/2036	150,000	130,676
Bank of America Corp., Sub. Notes	5.43	8/15/2035	620,000	633,056
Bank of America Corp., Sub. Notes	5.52	10/25/2035	200,000	205,206

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.3% (continued)
Bank of America Corp., Sub. Notes	5.74	2/12/2036	400,000	416,275
Bank of America Corp., Sub. Notes	6.11	1/29/2037	111,000	119,713
Bank of America Corp., Sub. Notes, Ser. L	4.75	4/21/2045	50,000	45,454
Bank of Montreal, Sr. Unscd. Notes	4.06	9/22/2028	100,000	99,848
Bank of Montreal, Sr. Unscd. Notes	4.64	9/10/2030	200,000	202,294
Bank of Montreal, Sr. Unscd. Notes	5.72	9/25/2028	200,000	208,749
Bank OZK, Sub. Notes	2.75	10/1/2031	85,000	79,256
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	85,000	84,727
Barclays PLC, Sr. Unscd. Notes	2.28	11/24/2027	114,000	111,678
Barclays PLC, Sr. Unscd. Notes	4.84	9/10/2028	320,000	323,234
Barclays PLC, Sr. Unscd. Notes	4.94	9/10/2030	200,000	203,179
Barclays PLC, Sr. Unscd. Notes	4.95	1/10/2047	200,000	184,806
Barclays PLC, Sr. Unscd. Notes	5.25	8/17/2045	120,000	116,193
Barclays PLC, Sr. Unscd. Notes	5.34	9/10/2035	200,000	202,589
Barclays PLC, Sr. Unscd. Notes	5.50	8/9/2028	225,000	229,550
Barclays PLC, Sr. Unscd. Notes	5.67	3/12/2028	200,000	203,642
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	180,000	193,735
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	310,000	355,532
Barclays PLC, Sub. Notes	3.56	9/23/2035	87,000	81,557
Barclays PLC, Sub. Notes	3.81	3/10/2042	270,000	217,700
Barclays PLC, Sub. Notes	4.84	5/9/2028	564,000	566,706
BPCE SA, Gtd. Notes	3.38	12/2/2026	250,000	248,015
Canadian Imperial Bank of Commerce, Sr. Unscd. Bonds	4.24	9/8/2028	100,000	100,101
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	3.45	4/7/2027	126,000	125,126
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	4.63	9/11/2030	250,000	252,740
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.00	4/28/2028	151,000	154,259
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.26	4/8/2029	300,000	310,129
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.99	10/3/2028	55,000	57,785
Citibank NA, Sr. Unscd. Notes	4.91	5/29/2030	250,000	257,125
Citigroup, Inc., Sr. Unscd. Notes	2.52	11/3/2032	137,000	121,879
Citigroup, Inc., Sr. Unscd. Notes	2.57	6/3/2031	910,000	839,037
Citigroup, Inc., Sr. Unscd. Notes	2.67	1/29/2031	200,000	186,439
Citigroup, Inc., Sr. Unscd. Notes	2.90	11/3/2042	160,000	118,136
Citigroup, Inc., Sr. Unscd. Notes	2.98	11/5/2030	418,000	396,394
Citigroup, Inc., Sr. Unscd. Notes	3.06	1/25/2033	370,000	337,780
Citigroup, Inc., Sr. Unscd. Notes	3.52	10/27/2028	155,000	153,023
Citigroup, Inc., Sr. Unscd. Notes	3.79	3/17/2033	225,000	214,016
Citigroup, Inc., Sr. Unscd. Notes	3.89	1/10/2028	140,000	139,454
Citigroup, Inc., Sr. Unscd. Notes	3.98	3/20/2030	444,000	438,950
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	50,000	42,454
Citigroup, Inc., Sr. Unscd. Notes	4.41	3/31/2031	470,000	469,379
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	215,000	194,791
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	180,000	182,113
Citigroup, Inc., Sr. Unscd. Notes	4.95	5/7/2031	300,000	305,981
Citigroup, Inc., Sr. Unscd. Notes	5.17	2/13/2030	438,000	449,477
Citigroup, Inc., Sr. Unscd. Notes	5.45	6/11/2035	320,000	332,026
Citigroup, Inc., Sr. Unscd. Notes	5.88	1/30/2042	155,000	164,310
Citigroup, Inc., Sr. Unscd. Notes	8.13	7/15/2039	299,000	383,044
Citigroup, Inc., Sr. Unscd. Notes, Ser. VAR	3.07	2/24/2028	450,000	443,690
Citigroup, Inc., Sub. Notes	4.13	7/25/2028	122,000	121,856

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.3% (continued)
Citigroup, Inc., Sub. Notes	4.30	11/20/2026	200,000	200,216
Citigroup, Inc., Sub. Notes	4.45	9/29/2027	435,000	436,313
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	120,000	106,856
Citigroup, Inc., Sub. Notes	5.30	5/6/2044	280,000	272,754
Citigroup, Inc., Sub. Notes	5.59	11/19/2034	400,000	409,341
Citigroup, Inc., Sub. Notes	5.88	2/22/2033	40,000	42,635
Citigroup, Inc., Sub. Notes	6.00	10/31/2033	320,000	344,015
Citigroup, Inc., Sub. Notes	6.63	6/15/2032	80,000	88,745
Citizens Financial Group, Inc., Sr. Unscd. Notes	6.65	4/25/2035	300,000	328,650
Citizens Financial Group, Inc., Sub. Notes	5.64	5/21/2037	150,000	151,631
Cooperatieve Rabobank U.A., Gtd. Notes	5.75	12/1/2043	420,000	430,776
Cooperatieve Rabobank U.A., Sr. Notes	4.49	10/17/2029	385,000	391,462
Deutsche Bank AG, Sr. Notes	3.55	9/18/2031	254,000	241,156
Deutsche Bank AG, Sr. Notes	5.00	9/11/2030	150,000	152,022
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	260,000	266,036
Deutsche Bank AG, Sr. Notes	5.40	9/11/2035	175,000	177,955
Deutsche Bank AG, Sub. Notes	3.74	1/7/2033	200,000	184,718
Fifth Third Bancorp, Sr. Unscd. Notes	4.06	4/25/2028	150,000	149,540
Fifth Third Bancorp, Sr. Unscd. Notes	4.34	4/25/2033	60,000	58,340
Fifth Third Bancorp, Sr. Unscd. Notes	4.77	7/28/2030	55,000	55,524
Fifth Third Bancorp, Sr. Unscd. Notes	4.90	9/6/2030	200,000	202,690
Fifth Third Bancorp, Sr. Unscd. Notes	6.36	10/27/2028	300,000	311,900
Fifth Third Bank NA, Sr. Unscd. Notes	2.25	2/1/2027	350,000	341,782
First Citizens BancShares, Inc., Sub. Notes	5.60	9/5/2035	150,000	149,357
HSBC Holdings PLC, Sr. Unscd. Notes	2.85	6/4/2031	700,000	652,018
HSBC Holdings PLC, Sr. Unscd. Notes	3.97	5/22/2030	200,000	197,070
HSBC Holdings PLC, Sr. Unscd. Notes	5.24	5/13/2031	300,000	308,675
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	200,000	207,460
HSBC Holdings PLC, Sr. Unscd. Notes	5.60	5/17/2028	200,000	203,873
HSBC Holdings PLC, Sr. Unscd. Notes	5.73	5/17/2032	500,000	526,062
HSBC Holdings PLC, Sr. Unscd. Notes	5.79	5/13/2036	200,000	210,975
HSBC Holdings PLC, Sr. Unscd. Notes	6.10	1/14/2042	470,000	512,993
HSBC Holdings PLC, Sr. Unscd. Notes	6.16	3/9/2029	680,000	708,006
HSBC Holdings PLC, Sr. Unscd. Notes	6.25	3/9/2034	250,000	272,280
HSBC Holdings PLC, Sr. Unscd. Notes	7.39	11/3/2028	200,000	211,711
HSBC Holdings PLC, Sub. Bonds	5.74	9/10/2036	300,000	306,584
HSBC Holdings PLC, Sub. Notes	6.50	9/15/2037	450,000	491,952
HSBC Holdings PLC, Sub. Notes	6.50	9/15/2037	310,000	333,992
HSBC Holdings PLC, Sub. Notes	8.11	11/3/2033	250,000	293,299
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.02	5/17/2033	45,000	45,261
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	200,000	205,949
Huntington Bancshares, Inc., Sr. Unscd. Notes	6.21	8/21/2029	140,000	146,935
Huntington Bancshares, Inc., Sub. Notes	2.49	8/15/2036	152,000	130,301
ING Groep NV, Sr. Unscd. Notes	4.55	10/2/2028	210,000	212,318
ING Groep NV, Sr. Unscd. Notes	6.11	9/11/2034	370,000	400,247
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.57	4/22/2036	261,000	275,102
JPMorgan Chase & Co., Sr. Unscd. Bonds	6.40	5/15/2038	307,000	349,317
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	100,000	88,472
JPMorgan Chase & Co., Sr. Unscd. Notes	1.95	2/4/2032	105,000	92,955
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	150,000	139,431

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.3% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	50,000	36,340
JPMorgan Chase & Co., Sr. Unscd. Notes	2.55	11/8/2032	865,000	778,501
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	795,000	723,783
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	25,000	23,627
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	305,000	279,130
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2041	95,000	74,928
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	105,000	73,224
JPMorgan Chase & Co., Sr. Unscd. Notes	3.33	4/22/2052	236,000	169,754
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	30,000	29,496
JPMorgan Chase & Co., Sr. Unscd. Notes	3.78	2/1/2028	753,000	749,736
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	230,000	186,081
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	250,000	249,269
JPMorgan Chase & Co., Sr. Unscd. Notes	4.03	7/24/2048	390,000	323,782
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	50,000	50,062
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	10/22/2031	250,000	249,200
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	250,000	215,540
JPMorgan Chase & Co., Sr. Unscd. Notes	4.32	4/26/2028	40,000	40,126
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	230,000	232,206
JPMorgan Chase & Co., Sr. Unscd. Notes	4.57	6/14/2030	200,000	202,100
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	300,000	303,936
JPMorgan Chase & Co., Sr. Unscd. Notes	4.81	10/22/2036	250,000	249,404
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	213,000	215,607
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	2/1/2044	50,000	47,896
JPMorgan Chase & Co., Sr. Unscd. Notes	4.91	7/25/2033	500,000	510,296
JPMorgan Chase & Co., Sr. Unscd. Notes	4.95	10/22/2035	150,000	151,449
JPMorgan Chase & Co., Sr. Unscd. Notes	5.00	7/22/2030	500,000	512,761
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	253,000	259,122
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	4,000	4,134
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	270,000	277,962
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	190,000	198,394
JPMorgan Chase & Co., Sr. Unscd. Notes	5.40	1/6/2042	245,000	250,892
JPMorgan Chase & Co., Sr. Unscd. Notes	5.50	10/15/2040	153,000	160,288
JPMorgan Chase & Co., Sr. Unscd. Notes	5.53	11/29/2045	165,000	169,886
JPMorgan Chase & Co., Sr. Unscd. Notes	5.57	4/22/2028	759,000	774,597
JPMorgan Chase & Co., Sr. Unscd. Notes	6.09	10/23/2029	73,000	76,957
JPMorgan Chase & Co., Sr. Unscd. Notes	6.25	10/23/2034	765,000	842,051
JPMorgan Chase & Co., Sub. Debs.	8.00	4/29/2027	700,000	739,637
JPMorgan Chase & Co., Sub. Notes	2.96	5/13/2031	195,000	183,222
JPMorgan Chase & Co., Sub. Notes	4.95	6/1/2045	135,000	128,470
JPMorgan Chase Bank NA, Sr. Unscd. Notes	5.11	12/8/2026	50,000	50,595
KeyCorp, Sr. Unscd. Notes	2.25	4/6/2027	40,000	38,896
KeyCorp, Sr. Unscd. Notes	4.10	4/30/2028	52,000	51,857
KeyCorp, Sr. Unscd. Notes	4.79	6/1/2033	30,000	29,838
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds(a)	0.00	4/18/2036	75,000	48,468
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	0.75	9/30/2030	110,000	95,352
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	3.75	2/15/2028	700,000	701,752
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	4.75	10/29/2030	675,000	705,176
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	3.88	6/15/2028	1,000,000	1,006,008
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.13	7/15/2033	350,000	352,778
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	0.88	9/3/2030	220,000	192,137

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.3% (continued)
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	3.63	10/8/2030	500,000	497,212
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	4.13	5/28/2030	910,000	924,840
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes, Ser. 44	3.88	6/14/2028	525,000	527,771
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.59	11/26/2035	300,000	313,013
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.68	1/5/2035	200,000	209,838
Lloyds Banking Group PLC, Sub. Notes	3.37	12/14/2046	60,000	44,760
Lloyds Banking Group PLC, Sub. Notes	5.30	12/1/2045	100,000	95,166
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	350,000	351,271
M&T Bank Corp., Sr. Unscd. Notes	6.08	3/13/2032	400,000	422,909
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	2.34	1/19/2028	200,000	195,597
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	3.75	7/18/2039	355,000	312,553
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	3.96	3/2/2028	25,000	24,980
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.08	4/19/2028	354,000	353,457
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.32	4/19/2033	250,000	246,088
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.13	7/20/2033	365,000	376,224
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.19	9/12/2036	200,000	204,205
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	285,000	291,130
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.41	4/19/2034	300,000	314,528
Mizuho Financial Group, Inc., Sr. Unscd. Notes	2.59	5/25/2031	50,000	46,225
Mizuho Financial Group, Inc., Sr. Unscd. Notes	3.15	7/16/2030	270,000	259,189
Mizuho Financial Group, Inc., Sr. Unscd. Notes	4.25	9/11/2029	95,000	95,110
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.10	5/13/2031	200,000	205,549
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.41	9/13/2028	180,000	184,189
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.42	5/13/2036	200,000	207,463
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.58	5/26/2035	250,000	261,996
Mizuho Financial Group, Inc., Sub. Notes	2.56	9/13/2031	180,000	160,061
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	800,000	698,932
Morgan Stanley, Sr. Unscd. Notes	1.93	4/28/2032	310,000	271,253
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	54,000	47,816
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	447,000	399,937
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	249,000	233,013
Morgan Stanley, Sr. Unscd. Notes	2.80	1/25/2052	140,000	90,694
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	295,000	268,548
Morgan Stanley, Sr. Unscd. Notes	3.22	4/22/2042	110,000	86,219
Morgan Stanley, Sr. Unscd. Notes	3.59	7/22/2028	315,000	311,731
Morgan Stanley, Sr. Unscd. Notes	3.62	4/1/2031	125,000	121,334
Morgan Stanley, Sr. Unscd. Notes	3.63	1/20/2027	289,000	287,894
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	492,000	487,575
Morgan Stanley, Sr. Unscd. Notes	3.97	7/22/2038	400,000	360,580
Morgan Stanley, Sr. Unscd. Notes	4.30	1/27/2045	375,000	329,299
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	179,000	156,766
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	125,000	125,715
Morgan Stanley, Sr. Unscd. Notes	4.46	4/22/2039	210,000	197,492
Morgan Stanley, Sr. Unscd. Notes	4.89	7/20/2033	240,000	244,067
Morgan Stanley, Sr. Unscd. Notes	5.16	4/20/2029	245,000	250,364
Morgan Stanley, Sr. Unscd. Notes	5.25	4/21/2034	332,000	342,833
Morgan Stanley, Sr. Unscd. Notes	5.45	7/20/2029	45,000	46,411
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	70,000	72,810
Morgan Stanley, Sr. Unscd. Notes	5.65	4/13/2028	100,000	102,054
Morgan Stanley, Sr. Unscd. Notes	6.30	10/18/2028	190,000	197,595

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.3% (continued)
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	285,000	313,267
Morgan Stanley, Sr. Unscd. Notes	6.38	7/24/2042	574,000	646,235
Morgan Stanley, Sr. Unscd. Notes	6.41	11/1/2029	300,000	318,012
Morgan Stanley, Sr. Unscd. Notes	6.63	11/1/2034	140,000	156,908
Morgan Stanley, Sub. Notes	3.95	4/23/2027	125,000	124,685
Morgan Stanley, Sub. Notes	5.30	4/20/2037	255,000	259,446
Morgan Stanley Bank NA, Sr. Unscd. Notes	4.95	1/14/2028	360,000	363,184
Morgan Stanley Bank NA, Sr. Unscd. Notes	5.50	5/26/2028	575,000	586,594
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.47	7/6/2028	250,000	251,232
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.73	7/18/2031	350,000	355,403
National Australia Bank Ltd., Sr. Unscd. Notes	4.79	1/10/2029	375,000	383,611
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	400,000	407,542
NatWest Group PLC, Sr. Unscd. Notes	5.12	5/23/2031	250,000	256,723
NatWest Group PLC, Sr. Unscd. Notes	5.81	9/13/2029	200,000	208,124
Northern Trust Corp., Sr. Unscd. Notes	1.95	5/1/2030	25,000	22,822
Northern Trust Corp., Sr. Unscd. Notes	3.15	5/3/2029	65,000	63,172
Northern Trust Corp., Sr. Unscd. Notes	4.00	5/10/2027	95,000	95,117
Northern Trust Corp., Sub. Notes	3.38	5/8/2032	90,000	88,430
Northern Trust Corp., Sub. Notes	6.13	11/2/2032	45,000	49,146
PNC Bank NA, Sr. Unscd. Notes	4.43	7/21/2028	250,000	251,244
PNC Bank NA, Sub. Notes	2.70	10/22/2029	75,000	70,516
Regions Financial Corp., Sr. Unscd. Notes	1.80	8/12/2028	47,000	44,055
Regions Financial Corp., Sr. Unscd. Notes	5.50	9/6/2035	250,000	256,016
Royal Bank of Canada, Sr. Unscd. Notes	2.30	11/3/2031	374,000	334,847
Royal Bank of Canada, Sr. Unscd. Notes	3.63	5/4/2027	30,000	29,868
Royal Bank of Canada, Sr. Unscd. Notes	3.88	5/4/2032	36,000	34,937
Royal Bank of Canada, Sr. Unscd. Notes	4.24	8/3/2027	200,000	201,040
Royal Bank of Canada, Sr. Unscd. Notes	4.97	8/2/2030	500,000	511,530
Royal Bank of Canada, Sr. Unscd. Notes	5.00	2/1/2033	50,000	51,494
Royal Bank of Canada, Sr. Unscd. Notes	5.20	8/1/2028	235,000	242,138
Royal Bank of Canada, Sr. Unscd. Notes	6.00	11/1/2027	200,000	207,688
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	140,000	156,343
Santander Holdings USA, Inc., Sr. Unscd. Notes(b)	2.49	1/6/2028	80,000	78,123
Santander Holdings USA, Inc., Sr. Unscd. Notes	4.40	7/13/2027	531,000	531,496
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	162,000	168,674
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.57	6/12/2029	131,000	136,869
Santander UK Group Holdings PLC, Sr. Unscd. Notes	2.47	1/11/2028	200,000	195,677
Santander UK Group Holdings PLC, Sr. Unscd. Notes	2.90	3/15/2032	125,000	114,246
Santander UK Group Holdings PLC, Sr. Unscd. Notes	4.32	9/22/2029	200,000	199,440
Santander UK Group Holdings PLC, Sr. Unscd. Notes	5.14	9/22/2036	200,000	198,264
SouthState Corp., Sub. Notes	7.00	6/13/2035	85,000	88,701
State Street Bank & Trust Co., Sr. Unscd. Notes	4.59	11/25/2026	50,000	50,342
State Street Bank & Trust Co., Sr. Unscd. Notes	4.78	11/23/2029	50,000	51,392
State Street Corp., Sr. Sub. Notes	2.20	3/3/2031	245,000	219,308
State Street Corp., Sr. Unscd. Notes	1.68	11/18/2027	126,000	122,900
State Street Corp., Sr. Unscd. Notes	2.62	2/7/2033	27,000	24,347
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	50,000	47,974
State Street Corp., Sr. Unscd. Notes	4.16	8/4/2033	50,000	48,829
State Street Corp., Sr. Unscd. Notes	4.53	2/20/2029	190,000	191,782
State Street Corp., Sr. Unscd. Notes	4.82	1/26/2034	200,000	202,607

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.3% (continued)
State Street Corp., Sr. Unscd. Notes	5.16	5/18/2034	50,000	51,702
State Street Corp., Sr. Unscd. Notes	5.68	11/21/2029	50,000	52,285
State Street Corp., Sr. Unscd. Notes	5.82	11/4/2028	365,000	377,232
State Street Corp., Sub. Notes	3.03	11/1/2034	50,000	47,009
State Street Corp., Sub. Notes	6.12	11/21/2034	50,000	54,193
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.35	10/18/2027	125,000	123,422
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.25	7/8/2036	200,000	205,698
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.52	1/13/2028	280,000	288,704
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	521,000	549,527
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.72	9/14/2028	285,000	297,025
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	325,000	339,262
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	5.80	7/8/2046	100,000	103,148
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	5.84	7/9/2044	465,000	488,809
Synchrony Bank, Sr. Unscd. Notes	5.63	8/23/2027	250,000	255,176
The Bank of Nova Scotia, Sr. Unscd. Notes	1.95	2/2/2027	255,000	248,760
The Bank of Nova Scotia, Sr. Unscd. Notes	2.95	3/11/2027	110,000	108,472
The Bank of Nova Scotia, Sr. Unscd. Notes	4.04	9/15/2028	100,000	99,795
The Bank of Nova Scotia, Sr. Unscd. Notes	4.74	11/10/2032	250,000	252,746
The Bank of Nova Scotia, Sr. Unscd. Notes	4.85	2/1/2030	122,000	124,697
The Bank of Nova Scotia, Sr. Unscd. Notes	5.25	6/12/2028	240,000	247,192
The Bank of Nova Scotia, Sr. Unscd. Notes	5.65	2/1/2034	150,000	159,534
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.15	10/21/2029	250,000	249,258
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	180,000	180,092
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.38	7/21/2032	220,000	196,055
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.60	2/7/2030	735,000	688,490
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	430,000	390,427
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	230,000	225,454
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	220,000	197,692
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.91	7/21/2042	444,000	329,774
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	180,000	165,091
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	178,000	140,595
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.50	11/16/2026	316,000	314,522
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	37,000	36,734
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.80	3/15/2030	200,000	196,637
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	20,000	19,812
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.85	1/26/2027	460,000	458,484
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.37	10/21/2031	250,000	249,149
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.41	4/23/2039	75,000	69,724
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	200,000	201,048
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.69	10/23/2030	300,000	303,632
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.75	10/21/2045	154,000	141,253
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	10/21/2036	500,000	498,070
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.21	1/28/2031	500,000	515,849
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.22	4/23/2031	200,000	206,480
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.33	7/23/2035	250,000	257,160
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.73	4/25/2030	400,000	418,030
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.85	4/25/2035	95,000	101,160
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.25	2/1/2041	681,000	750,219
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.48	10/24/2029	110,000	116,863
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.56	10/24/2034	30,000	33,531

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.3% (continued)
The Goldman Sachs Group, Inc., Sub. Notes	5.15	5/22/2045	480,000	454,282
The Goldman Sachs Group, Inc., Sub. Notes	6.45	5/1/2036	176,000	193,215
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	143,000	160,224
The Huntington National Bank, Sr. Unscd. Notes	4.55	5/17/2028	270,000	271,244
The Huntington National Bank, Sr. Unscd. Notes	4.87	4/12/2028	500,000	504,389
The Korea Development Bank, Sr. Unscd. Notes	2.00	10/25/2031	100,000	89,547
The Korea Development Bank, Sr. Unscd. Notes	4.13	10/16/2027	200,000	200,866
The Korea Development Bank, Sr. Unscd. Notes	5.38	10/23/2028	285,000	296,937
The PNC Financial Services Group, Inc., Sr. Unscd. Bonds	5.37	7/21/2036	100,000	102,735
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.55	1/22/2030	317,000	296,969
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.15	5/19/2027	113,000	111,498
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	108,000	105,882
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	4.81	10/21/2032	270,000	273,734
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.07	1/24/2034	215,000	219,364
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.35	12/2/2028	115,000	117,720
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.49	5/14/2030	500,000	519,593
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.58	6/12/2029	45,000	46,567
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.94	8/18/2034	295,000	316,428
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.88	10/20/2034	50,000	56,574
The PNC Financial Services Group, Inc., Sub. Notes	4.63	6/6/2033	54,000	53,496
The Toronto-Dominion Bank, Sr. Unscd. Notes	2.00	9/10/2031	95,000	84,474
The Toronto-Dominion Bank, Sr. Unscd. Notes	2.45	1/12/2032	50,000	44,643
The Toronto-Dominion Bank, Sr. Unscd. Notes	2.80	3/10/2027	100,000	98,389
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.20	3/10/2032	115,000	106,939
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.11	6/8/2027	270,000	270,204
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.11	10/13/2028	250,000	249,961
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.46	6/8/2032	110,000	110,036
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.69	9/15/2027	153,000	154,720
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.93	10/15/2035	250,000	250,657
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.16	1/10/2028	80,000	81,761
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	96,000	99,417
The Toronto-Dominion Bank, Sr. Unscd. Notes, Ser. FXD(b)	1.95	1/12/2027	70,000	68,395
The Toronto-Dominion Bank, Sub. Notes	5.15	9/10/2034	200,000	202,863
Truist Bank, Sr. Unscd. Notes	4.14	10/23/2029	250,000	249,131
Truist Financial Corp., Sr. Unscd. Notes	1.13	8/3/2027	450,000	427,749
Truist Financial Corp., Sr. Unscd. Notes	4.12	6/6/2028	50,000	49,997
Truist Financial Corp., Sr. Unscd. Notes	5.07	5/20/2031	250,000	255,752
Truist Financial Corp., Sr. Unscd. Notes	5.87	6/8/2034	70,000	74,066
Truist Financial Corp., Sr. Unscd. Notes	6.12	10/28/2033	390,000	418,507
Truist Financial Corp., Sub. Notes	4.92	7/28/2033	100,000	99,820
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	314,000	315,689
U.S. Bancorp, Sr. Unscd. Notes	5.42	2/12/2036	250,000	259,372
UBS AG, Sr. Unscd. Notes	4.50	6/26/2048	250,000	223,688
US Bancorp, Sr. Unscd. Notes	4.55	7/22/2028	332,000	334,177
US Bancorp, Sr. Unscd. Notes	4.65	2/1/2029	187,000	188,857
US Bancorp, Sr. Unscd. Notes	5.05	2/12/2031	250,000	256,223
US Bancorp, Sr. Unscd. Notes	5.08	5/15/2031	250,000	256,783
US Bancorp, Sr. Unscd. Notes	5.78	6/12/2029	170,000	176,570
US Bancorp, Sr. Unscd. Notes	5.85	10/21/2033	310,000	330,457
US Bank NA, Sr. Unscd. Notes	4.73	5/15/2028	250,000	252,079

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Banks — 5.3% (continued)
Wachovia Corp., Sub. Debs.	5.50	8/1/2035	210,000	216,232
Webster Financial Corp., Sr. Unscd. Notes	4.10	3/25/2029	85,000	83,524
Webster Financial Corp., Sub. Notes	5.78	9/11/2035	100,000	100,025
Wells Fargo & Co., Sr. Unscd. Notes	2.39	6/2/2028	170,000	165,452
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	125,000	116,423
Wells Fargo & Co., Sr. Unscd. Notes	2.88	10/30/2030	575,000	545,491
Wells Fargo & Co., Sr. Unscd. Notes	3.35	3/2/2033	865,000	806,698
Wells Fargo & Co., Sr. Unscd. Notes	3.58	5/22/2028	1,326,000	1,314,632
Wells Fargo & Co., Sr. Unscd. Notes	3.90	5/1/2045	185,000	151,724
Wells Fargo & Co., Sr. Unscd. Notes	4.08	9/15/2029	100,000	99,736
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	220,000	219,986
Wells Fargo & Co., Sr. Unscd. Notes	4.48	4/4/2031	360,000	362,218
Wells Fargo & Co., Sr. Unscd. Notes	4.81	7/25/2028	260,000	262,930
Wells Fargo & Co., Sr. Unscd. Notes	4.89	9/15/2036	200,000	199,822
Wells Fargo & Co., Sr. Unscd. Notes	4.90	7/25/2033	420,000	426,308
Wells Fargo & Co., Sr. Unscd. Notes	4.97	4/23/2029	595,000	605,710
Wells Fargo & Co., Sr. Unscd. Notes	5.01	4/4/2051	481,000	448,399
Wells Fargo & Co., Sr. Unscd. Notes	5.39	4/24/2034	170,000	176,577
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	116,000	121,712
Wells Fargo & Co., Sr. Unscd. Notes	6.30	10/23/2029	60,000	63,453
Wells Fargo & Co., Sr. Unscd. Notes	6.49	10/23/2034	225,000	249,929
Wells Fargo & Co., Sub. Notes	4.90	11/17/2045	130,000	119,191
Wells Fargo & Co., Sub. Notes	5.38	11/2/2043	560,000	546,705
Wells Fargo & Co., Sub. Notes	5.61	1/15/2044	390,000	392,059
Wells Fargo Bank NA, Sr. Unscd. Notes	5.25	12/11/2026	50,000	50,664
Wells Fargo Bank NA, Sub. Notes	5.95	8/26/2036	50,000	53,323
Westpac Banking Corp., Sr. Unscd. Notes	1.95	11/20/2028	390,000	367,862
Westpac Banking Corp., Sr. Unscd. Notes	3.35	3/8/2027	50,000	49,659
Westpac Banking Corp., Sr. Unscd. Notes	3.40	1/25/2028	109,000	107,891
Westpac Banking Corp., Sr. Unscd. Notes	4.04	8/26/2027	400,000	401,223
Westpac Banking Corp., Sr. Unscd. Notes	4.35	7/1/2030	20,000	20,204
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	735,000	757,337
Westpac Banking Corp., Sr. Unscd. Notes	5.54	11/17/2028	50,000	52,284
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	45,000	40,542
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	41,000	31,513
Westpac Banking Corp., Sub. Notes	3.02	11/18/2036	50,000	44,802
Westpac Banking Corp., Sub. Notes	3.13	11/18/2041	290,000	220,440
Westpac Banking Corp., Sub. Notes	4.11	7/24/2034	50,000	49,030
Westpac Banking Corp., Sub. Notes	5.41	8/10/2033	50,000	51,675
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	100,000	112,095
Zions Bancorp NA, Sub. Notes	6.82	11/19/2035	385,000	408,806
				106,963,389
Beverage Products — .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	665,000	658,360
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	586,000	551,008
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	4.63	2/1/2044	100,000	91,450
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.38	4/15/2038	1,201,000	1,149,105
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.95	1/15/2042	25,000	24,134
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.80	1/23/2059	200,000	208,919
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	8.00	11/15/2039	25,000	32,075

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Beverage Products — .4% (continued)
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	8.20	1/15/2039	25,000	32,322
Coca-Cola Femsa SAB de CV, Gtd. Notes	2.75	1/22/2030	50,000	47,000
Constellation Brands, Inc., Gtd. Notes	3.15	8/1/2029	135,000	129,793
Constellation Brands, Inc., Gtd. Notes	4.50	5/9/2047	220,000	185,102
Constellation Brands, Inc., Gtd. Notes	4.65	11/15/2028	50,000	50,603
Constellation Brands, Inc., Gtd. Notes	5.25	11/15/2048	180,000	168,041
Constellation Brands, Inc., Sr. Unscd. Notes	2.25	8/1/2031	150,000	132,614
Diageo Capital PLC, Gtd. Notes	5.63	10/5/2033	200,000	212,808
Keurig Dr Pepper, Inc., Gtd. Notes	3.80	5/1/2050	75,000	55,266
Keurig Dr. Pepper, Inc., Gtd. Notes	3.20	5/1/2030	63,000	59,595
Keurig Dr. Pepper, Inc., Gtd. Notes	3.95	4/15/2029	235,000	231,640
Keurig Dr. Pepper, Inc., Gtd. Notes	4.50	11/15/2045	47,000	39,484
Keurig Dr. Pepper, Inc., Gtd. Notes	4.60	5/25/2028	100,000	100,571
Keurig Dr. Pepper, Inc., Gtd. Notes	5.30	3/15/2034	215,000	218,631
Molson Coors Beverage Co., Gtd. Notes	5.00	5/1/2042	105,000	97,574
PepsiCo, Inc., Sr. Unscd. Notes	1.40	2/25/2031	68,000	59,290
PepsiCo, Inc., Sr. Unscd. Notes	2.63	3/19/2027	40,000	39,369
PepsiCo, Inc., Sr. Unscd. Notes	3.00	10/15/2027	125,000	123,275
PepsiCo, Inc., Sr. Unscd. Notes	3.45	10/6/2046	50,000	38,533
PepsiCo, Inc., Sr. Unscd. Notes	3.50	3/19/2040	20,000	16,891
PepsiCo, Inc., Sr. Unscd. Notes	3.60	2/18/2028	70,000	69,660
PepsiCo, Inc., Sr. Unscd. Notes	3.60	8/13/2042	25,000	20,574
PepsiCo, Inc., Sr. Unscd. Notes	4.20	7/18/2052	70,000	58,524
PepsiCo, Inc., Sr. Unscd. Notes	4.30	7/23/2030	100,000	100,830
PepsiCo, Inc., Sr. Unscd. Notes	4.40	2/7/2027	400,000	402,882
PepsiCo, Inc., Sr. Unscd. Notes	4.45	2/7/2028	586,000	593,850
PepsiCo, Inc., Sr. Unscd. Notes	4.65	7/23/2032	50,000	51,010
PepsiCo, Inc., Sr. Unscd. Notes	5.00	2/7/2035	200,000	205,279
PepsiCo, Inc., Sr. Unscd. Notes	5.00	7/23/2035	200,000	204,915
PepsiCo, Inc., Sr. Unscd. Notes	5.25	7/17/2054	590,000	583,334
PepsiCo, Inc., Sr. Unscd. Notes	7.00	3/1/2029	113,000	123,415
The Coca-Cola Company, Sr. Unscd. Notes	1.38	3/15/2031	290,000	253,201
The Coca-Cola Company, Sr. Unscd. Notes	1.45	6/1/2027	128,000	123,524
The Coca-Cola Company, Sr. Unscd. Notes	1.65	6/1/2030	200,000	180,412
The Coca-Cola Company, Sr. Unscd. Notes	2.00	3/5/2031	40,000	36,113
The Coca-Cola Company, Sr. Unscd. Notes	2.50	6/1/2040	220,000	164,089
The Coca-Cola Company, Sr. Unscd. Notes	2.50	3/15/2051	135,000	83,051
The Coca-Cola Company, Sr. Unscd. Notes	2.60	6/1/2050	343,000	217,266
The Coca-Cola Company, Sr. Unscd. Notes	3.00	3/5/2051	120,000	81,851
The Coca-Cola Company, Sr. Unscd. Notes	4.65	8/14/2034	500,000	509,438
				8,816,671
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes	2.70	2/15/2031	50,000	46,118
Carrier Global Corp., Sr. Unscd. Notes	2.72	2/15/2030	246,000	230,805
Carrier Global Corp., Sr. Unscd. Notes	3.38	4/5/2040	400,000	325,418
Carrier Global Corp., Sr. Unscd. Notes	3.58	4/5/2050	67,000	50,561
Fortune Brands Innovations, Inc., Sr. Unscd. Notes	4.50	3/25/2052	25,000	20,524
Johnson Controls International PLC, Sr. Unscd. Notes	4.50	2/15/2047	200,000	174,207
Lennox International, Inc., Gtd. Notes	5.50	9/15/2028	20,000	20,660
Martin Marietta Materials, Inc., Sr. Unscd. Notes	3.20	7/15/2051	130,000	89,454

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Building Materials — .1% (continued)
Martin Marietta Materials, Inc., Sr. Unscd. Notes	4.25	12/15/2047	65,000	54,853
Martin Marietta Materials, Inc., Sr. Unscd. Notes	5.50	12/1/2054	300,000	299,597
Masco Corp., Sr. Unscd. Notes	2.00	10/1/2030	345,000	308,975
Mohawk Industries, Inc., Sr. Unscd. Notes	5.85	9/18/2028	290,000	302,740
Owens Corning, Sr. Unscd. Notes	3.88	6/1/2030	70,000	68,539
Trane Technologies Global Holding Co. Ltd., Gtd. Notes	4.30	2/21/2048	80,000	68,250
Trane Technologies Global Holding Co. Ltd., Gtd. Notes	5.75	6/15/2043	26,000	27,293
Vulcan Materials Co., Sr. Unscd. Notes	3.90	4/1/2027	55,000	54,863
Vulcan Materials Co., Sr. Unscd. Notes	5.70	12/1/2054	200,000	204,564
				2,347,421
Chemicals — .3%
Air Products & Chemicals, Inc., Sr. Unscd. Notes	2.05	5/15/2030	31,000	28,363
Air Products & Chemicals, Inc., Sr. Unscd. Notes	2.70	5/15/2040	74,000	55,583
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.60	2/8/2029	100,000	101,734
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.80	3/3/2033	300,000	305,421
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.85	2/8/2034	245,000	249,437
Albemarle Corp., Sr. Unscd. Notes	5.45	12/1/2044	25,000	22,974
Albemarle Corp., Sr. Unscd. Notes	5.65	6/1/2052	45,000	39,900
CF Industries, Inc., Gtd. Notes	4.95	6/1/2043	280,000	256,569
CF Industries, Inc., Gtd. Notes	5.15	3/15/2034	70,000	70,454
CF Industries, Inc., Gtd. Notes	5.38	3/15/2044	60,000	57,699
DuPont de Nemours, Inc., Sr. Unscd. Notes(c)	4.73	11/15/2028	35,000	35,604
Eastman Chemical Co., Sr. Unscd. Notes	4.65	10/15/2044	195,000	167,208
Eastman Chemical Co., Sr. Unscd. Notes	4.80	9/1/2042	100,000	88,581
Eastman Chemical Co., Sr. Unscd. Notes	5.63	2/20/2034	100,000	103,101
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	195,000	168,228
Ecolab, Inc., Sr. Unscd. Notes	2.13	2/1/2032	20,000	17,553
Ecolab, Inc., Sr. Unscd. Notes	3.25	12/1/2027	90,000	88,908
Ecolab, Inc., Sr. Unscd. Notes	3.95	12/1/2047	10,000	8,173
Ecolab, Inc., Sr. Unscd. Notes	4.80	3/24/2030	35,000	35,911
Ecolab, Inc., Sr. Unscd. Notes	5.25	1/15/2028	155,000	159,061
EIDP, Inc., Sr. Unscd. Notes	4.80	5/15/2033	29,000	29,088
FMC Corp., Sr. Unscd. Notes	5.65	5/18/2033	50,000	47,809
International Flavors & Fragrances, Inc., Sr. Unscd. Notes	5.00	9/26/2048	69,000	61,383
Linde, Inc., Gtd. Notes	1.10	8/10/2030	230,000	200,909
LYB International Finance III LLC, Gtd. Notes	3.38	10/1/2040	185,000	136,891
LYB International Finance III LLC, Gtd. Notes	3.80	10/1/2060	289,000	185,179
LYB International Finance III LLC, Gtd. Notes	4.20	5/1/2050	265,000	195,591
LyondellBasell Industries NV, Sr. Unscd. Bonds(b)	4.63	2/26/2055	21,000	16,366
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	25,000	22,737
Nutrien Ltd., Sr. Unscd. Notes	2.95	5/13/2030	78,000	73,509
Nutrien Ltd., Sr. Unscd. Notes	4.13	3/15/2035	100,000	93,123
Nutrien Ltd., Sr. Unscd. Notes	4.20	4/1/2029	20,000	19,964
Nutrien Ltd., Sr. Unscd. Notes	5.40	6/21/2034	500,000	516,104
The Dow Chemical Company, Sr. Unscd. Bonds	7.38	11/1/2029	138,000	152,624
The Dow Chemical Company, Sr. Unscd. Notes	4.25	10/1/2034	50,000	46,060
The Dow Chemical Company, Sr. Unscd. Notes	4.38	11/15/2042	110,000	89,105
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	267,000	219,643
The Dow Chemical Company, Sr. Unscd. Notes(b)	5.15	2/15/2034	420,000	421,015
The Dow Chemical Company, Sr. Unscd. Notes	5.25	11/15/2041	313,000	287,494

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Chemicals — .3% (continued)
The Mosaic Company, Sr. Unscd. Notes	4.88	11/15/2041	10,000	9,065
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	36,000	33,069
The Sherwin-Williams Company, Sr. Unscd. Notes	2.95	8/15/2029	225,000	214,928
The Sherwin-Williams Company, Sr. Unscd. Notes	3.30	5/15/2050	85,000	59,295
The Sherwin-Williams Company, Sr. Unscd. Notes	3.45	6/1/2027	375,000	371,496
The Sherwin-Williams Company, Sr. Unscd. Notes	4.00	12/15/2042	40,000	33,424
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	25,000	21,725
Westlake Corp., Sr. Unscd. Notes	4.38	11/15/2047	340,000	270,313
				5,888,371
Commercial & Professional Services — .3%
Brown University, Bonds, Ser. A	2.92	9/1/2050	130,000	88,282
California Institute of Technology, Sr. Unscd. Bonds	4.70	11/1/2111	35,000	29,396
Duke University, Unscd. Bonds, Ser. 2020	2.83	10/1/2055	225,000	146,116
Emory University, Unscd. Notes, Ser. 2020	2.14	9/1/2030	115,000	105,174
Equifax, Inc., Sr. Unscd. Notes	2.35	9/15/2031	100,000	88,391
Equifax, Inc., Sr. Unscd. Notes	5.10	6/1/2028	434,000	442,759
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	128,000	121,117
Global Payments, Inc., Sr. Unscd. Notes	4.15	8/15/2049	165,000	124,382
Global Payments, Inc., Sr. Unscd. Notes	4.95	8/15/2027	25,000	25,238
Global Payments, Inc., Sr. Unscd. Notes	5.40	8/15/2032	40,000	40,477
GXO Logistics, Inc., Sr. Unscd. Notes	2.65	7/15/2031	50,000	44,678
Johns Hopkins University, Sr. Unscd. Bonds, Ser. A	2.81	1/1/2060	25,000	14,882
Massachusetts Institute of Technology, Unscd. Bonds	3.96	7/1/2038	25,000	23,188
Massachusetts Institute of Technology, Unscd. Notes	3.07	4/1/2052	400,000	278,392
Moody’s Corp., Sr. Unscd. Notes	3.25	1/15/2028	150,000	147,441
Moody’s Corp., Sr. Unscd. Notes	4.88	12/17/2048	75,000	68,237
Northwestern University, Unscd. Bonds	4.64	12/1/2044	65,000	62,282
Northwestern University, Unscd. Bonds, Ser. 2017	3.66	12/1/2057	200,000	149,250
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	100,000	95,334
PayPal Holdings, Inc., Sr. Unscd. Notes	4.40	6/1/2032	84,000	83,824
PayPal Holdings, Inc., Sr. Unscd. Notes	5.50	6/1/2054	120,000	119,915
President & Fellows of Harvard College, Unscd. Bonds	2.52	10/15/2050	60,000	37,458
President & Fellows of Harvard College, Unscd. Bonds	5.26	3/15/2036	50,000	52,725
Quanta Services, Inc., Sr. Unscd. Notes	3.05	10/1/2041	55,000	41,216
Quanta Services, Inc., Sr. Unscd. Notes	5.25	8/9/2034	135,000	138,776
RELX Capital, Inc., Gtd. Notes	4.00	3/18/2029	99,000	98,458
S&P Global, Inc., Gtd. Notes	1.25	8/15/2030	10,000	8,730
S&P Global, Inc., Gtd. Notes	2.45	3/1/2027	566,000	554,834
S&P Global, Inc., Gtd. Notes	2.50	12/1/2029	195,000	183,152
S&P Global, Inc., Gtd. Notes	2.70	3/1/2029	180,000	172,344
S&P Global, Inc., Gtd. Notes	3.90	3/1/2062	80,000	61,582
S&P Global, Inc., Gtd. Notes	4.25	5/1/2029	120,000	120,519
The California Endowment, Unscd. Notes, Ser. 2021	2.50	4/1/2051	100,000	60,681
The George Washington University, Unscd. Notes, Ser. 2014	4.30	9/15/2044	70,000	60,901
The Georgetown University, Sr. Unscd. Bonds	5.12	4/1/2053	50,000	47,216
The Georgetown University, Sr. Unscd. Bonds, Ser. 20A	2.94	4/1/2050	100,000	66,393
The Leland Stanford Junior University, Unscd. Bonds	2.41	6/1/2050	125,000	76,994
The Rockefeller Foundation, Unscd. Notes, Ser. 2020	2.49	10/1/2050	50,000	31,146
The Trustees of Princeton University, Unscd. Bonds, Ser. 2020	2.52	7/1/2050	285,000	179,809
The Trustees of the University of Pennsylvania, Unscd. Bonds, Ser. 2020	2.40	10/1/2050	60,000	36,179

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Commercial & Professional Services — .3% (continued)
The University of Chicago, Unscd. Bonds	4.00	10/1/2053	50,000	39,839
The University of Chicago, Unscd. Bonds, Ser. 20B	2.76	4/1/2045	50,000	39,650
The Washington University, Sr. Unscd. Bonds	4.35	4/15/2122	25,000	19,509
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	125,000	92,885
Thomas Jefferson University, Scd. Bonds	3.85	11/1/2057	100,000	72,538
University of Notre Dame du Lac, Unscd. Bonds, Ser. 2015	3.44	2/15/2045	30,000	23,650
University of Southern California, Unscd. Bonds, Ser. 2017	3.84	10/1/2047	75,000	61,446
Verisk Analytics, Inc., Sr. Unscd. Notes	3.63	5/15/2050	45,000	33,310
Verisk Analytics, Inc., Sr. Unscd. Notes	5.13	2/15/2036	100,000	100,552
Verisk Analytics, Inc., Sr. Unscd. Notes	5.50	6/15/2045	50,000	49,632
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	215,000	174,061
Yale University, Unscd. Bonds, Ser. 2020	2.40	4/15/2050	50,000	30,690
				5,065,630
Commercial Mortgage Pass-Through Certificates — .7%
Bank Trust, Ser. 2017-BNK6, Cl. A4	3.25	7/15/2060	45,396	44,682
Bank Trust, Ser. 2018-BN10, Cl. A5	3.69	2/15/2061	93,000	91,880
Bank Trust, Ser. 2018-BN11, Cl. A2	3.78	3/15/2061	188,258	185,995
Bank Trust, Ser. 2018-BN12, Cl. A3	3.99	5/15/2061	80,000	79,173
Bank Trust, Ser. 2019-BN16, Cl. A4	4.01	2/15/2052	85,000	83,979
Bank Trust, Ser. 2019-BN18, Cl. A4	3.58	5/15/2062	1,593,000	1,527,631
Bank Trust, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	50,000	47,139
Bank Trust, Ser. 2020-BN25, Cl. A5	2.65	1/15/2063	120,000	111,406
Bank Trust, Ser. 2020-BN30, Cl. A4	1.93	12/15/2053	60,000	52,729
Bank Trust, Ser. 2021-BN31, Cl. A4	2.04	2/15/2054	150,000	132,666
Bank Trust, Ser. 2021-BN37, Cl. A4	2.37	11/15/2064	100,000	88,281
Bank Trust, Ser. 2023-5YR1, Cl. A3	6.26	4/15/2056	110,000	114,175
Bank Trust, Ser. 2023-BNK46, Cl. A4	5.75	8/15/2056	200,000	212,760
Bank Trust, Ser. 2024-5YR8, Cl. A3	5.88	8/15/2057	200,000	209,524
Barclays Commercial Mortgage Trust, Ser. 2019-C4, Cl. A5	2.92	8/15/2052	25,000	23,733
BBCMS Mortgage Trust, Ser. 2018-C2, Cl. A4	4.05	12/15/2051	85,000	84,126
BBCMS Mortgage Trust, Ser. 2020-C6, Cl. A4	2.64	2/15/2053	60,000	55,685
BBCMS Mortgage Trust, Ser. 2021-C12, Cl. A5	2.69	11/15/2054	400,000	358,420
BBCMS Mortgage Trust, Ser. 2021-C9, Cl. A5	2.30	2/15/2054	150,000	134,887
BBCMS Mortgage Trust, Ser. 2022-C18, Cl. A5	5.71	12/15/2055	100,000	106,239
BBCMS Mortgage Trust, Ser. 2023-C20, Cl. A3	5.99	7/15/2056	1,000,000	1,028,247
Benchmark Mortgage Trust, Ser. 2018-B2, Cl. A4	3.61	2/15/2051	50,000	49,391
Benchmark Mortgage Trust, Ser. 2019-B14, Cl. B	3.49	12/15/2062	200,000	163,344
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. AM	2.94	2/15/2053	180,000	162,769
Benchmark Mortgage Trust, Ser. 2020-B21, Cl. A5	1.98	12/17/2053	450,000	397,643
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	50,000	41,187
Benchmark Mortgage Trust, Ser. 2021-B27, Cl. A5	2.39	7/15/2054	120,000	106,759
Benchmark Mortgage Trust, Ser. 2021-B30, Cl. A5	2.58	11/15/2054	125,000	111,770
Benchmark Mortgage Trust, Ser. 2022-B32, Cl. A5	3.00	1/15/2055	150,000	133,580
Benchmark Mortgage Trust, Ser. 2022-B34, Cl. A5	3.79	4/15/2055	250,000	233,510
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.44	5/15/2055	240,000	235,317
Benchmark Mortgage Trust, Ser. 2023-V2, Cl. A2	5.36	5/15/2055	260,000	264,617
Benchmark Mortgage Trust, Ser. 2024-V7, Cl. A3	6.23	5/15/2056	330,000	348,324
Benchmark Mortgage Trust, Ser. 2024-V8, Cl. A3	6.19	7/15/2057	350,000	369,716
BMO Mortgage Trust, Ser. 2023-C4, Cl. A5	5.12	2/15/2056	50,000	51,147
BMO Mortgage Trust, Ser. 2024-5C4, Cl. A3	6.53	5/15/2057	200,000	212,807

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Commercial Mortgage Pass-Through Certificates — .7% (continued)
BMO Mortgage Trust, Ser. 2024-C8, Cl. A5	5.60	3/15/2057	300,000	316,271
BMO Mortgage Trust, Ser. 2025-5C9, Cl. A3	5.78	4/15/2058	200,000	209,700
Citigroup Commercial Mortgage Trust, Ser. 2016-C3, Cl. A4	3.15	11/15/2049	130,000	128,226
Citigroup Commercial Mortgage Trust, Ser. 2017-C4, Cl. A4	3.47	10/12/2050	125,000	123,092
COMM Mortgage Trust, Ser. 2019-GC44, Cl. A5	2.95	8/15/2057	200,000	188,230
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.39	6/15/2050	1,000,000	979,641
CSAIL Commercial Mortgage Trust, Ser. 2018-CX11, Cl. A4	3.77	4/15/2051	35,928	35,516
GS Mortgage Securities Trust, Ser. 2017-GS8, Cl. A3	3.21	11/10/2050	80,000	78,536
GS Mortgage Securities Trust, Ser. 2017-GS8, Cl. A4	3.47	11/10/2050	25,000	24,574
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AAB	2.84	2/13/2053	151,939	148,107
GS Mortgage Securities Trust, Ser. 2020-GSA2, Cl. A5	2.01	12/12/2053	100,000	88,482
JPMCC Commercial Mortgage Securities Trust, Ser. 2016-JP3, Cl. A4	2.63	8/15/2049	761,543	754,706
JPMCC Commercial Mortgage Securities Trust, Ser. 2017-JP6, Cl. A4	3.22	7/15/2050	100,000	98,396
JPMCC Commercial Mortgage Securities Trust, Ser. 2019-COR5, Cl. A4	3.39	6/13/2052	400,000	380,858
Morgan Stanley Capital I Trust, Ser. 2017-H1, Cl. A5	3.53	6/15/2050	990,000	975,666
Morgan Stanley Capital I Trust, Ser. 2020-L4, Cl. A3	2.70	2/15/2053	100,000	92,909
UBS Commercial Mortgage Trust, Ser. 2017-C7, Cl. A3	3.42	12/15/2050	49,229	48,442
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A4	4.03	8/15/2051	400,000	396,303
UBS Commercial Mortgage Trust, Ser. 2018-C8, Cl. A3	3.72	2/15/2051	24,006	23,559
UBS Commercial Mortgage Trust, Ser. 2019-C16, Cl. A4	3.60	4/15/2052	75,000	73,012
Wells Fargo Commercial Mortgage Trust, Ser. 2017-C41, Cl. A3	3.21	11/15/2050	250,000	244,920
Wells Fargo Commercial Mortgage Trust, Ser. 2017-C41, Cl. A4	3.47	11/15/2050	210,000	206,329
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. A5	3.73	5/15/2052	150,000	146,410
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C54, Cl. A4	3.15	12/15/2052	600,000	571,210
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C55, Cl. A5	2.73	2/15/2053	100,000	93,486
Wells Fargo Commercial Mortgage Trust, Ser. 2021-C61, Cl. A4	2.66	11/15/2054	150,000	134,771
				14,216,590
Consumer Discretionary — .2%
Brunswick Corp., Sr. Unscd. Notes	5.10	4/1/2052	120,000	96,781
Choice Hotels International, Inc., Sr. Unscd. Notes	3.70	12/1/2029	120,000	115,265
Choice Hotels International, Inc., Sr. Unscd. Notes	3.70	1/15/2031	55,000	51,545
D.R. Horton, Inc., Gtd. Notes	5.50	10/15/2035	500,000	519,467
Hasbro, Inc., Sr. Unscd. Notes	3.55	11/19/2026	129,000	128,054
Hasbro, Inc., Sr. Unscd. Notes	3.90	11/19/2029	70,000	68,435
Hasbro, Inc., Sr. Unscd. Notes	6.05	5/14/2034	217,000	228,470
Hasbro, Inc., Sr. Unscd. Notes	6.35	3/15/2040	50,000	52,720
Hyatt Hotels Corp., Sr. Unscd. Notes	4.38	9/15/2028	50,000	50,095
Hyatt Hotels Corp., Sr. Unscd. Notes	5.05	3/30/2028	100,000	101,749
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	1/30/2027	23,000	23,399
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	4/23/2030	75,000	78,063
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	3/30/2032	100,000	104,340
Las Vegas Sands Corp., Sr. Unscd. Notes	3.90	8/8/2029	50,000	48,497
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	135,000	141,751
Leggett & Platt, Inc., Sr. Unscd. Notes	3.50	11/15/2027	125,000	122,436
Lennar Corp., Gtd. Notes	4.75	11/29/2027	650,000	654,970
Lennar Corp., Gtd. Notes	5.00	6/15/2027	135,000	136,021
Marriott International, Inc., Sr. Unscd. Notes	5.35	3/15/2035	100,000	102,728
Marriott International, Inc., Sr. Unscd. Notes, Ser. AA	4.65	12/1/2028	50,000	50,664
Marriott International, Inc., Sr. Unscd. Notes, Ser. GG	3.50	10/15/2032	150,000	139,493
Mattel, Inc., Sr. Unscd. Notes	5.45	11/1/2041	25,000	23,283

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Consumer Discretionary — .2% (continued)
MDC Holdings, Inc., Gtd. Notes	2.50	1/15/2031	342,000	303,323
MDC Holdings, Inc., Gtd. Notes	3.97	8/6/2061	75,000	50,912
Polaris, Inc., Sr. Unscd. Notes	6.95	3/15/2029	50,000	53,177
PulteGroup, Inc., Gtd. Notes	5.00	1/15/2027	17,000	17,134
PulteGroup, Inc., Gtd. Notes	6.00	2/15/2035	25,000	26,915
Sands China Ltd., Sr. Unscd. Notes	2.30	3/8/2027	200,000	194,311
Sands China Ltd., Sr. Unscd. Notes	5.40	8/8/2028	204,000	208,214
Toll Brothers Finance Corp., Gtd. Notes	4.88	3/15/2027	45,000	45,270
W.W. Grainger, Inc., Sr. Unscd. Notes	4.20	5/15/2047	90,000	76,200
				4,013,682
Consumer Durables & Apparel — .0%
NIKE, Inc., Sr. Unscd. Notes	2.38	11/1/2026	96,000	94,648
NIKE, Inc., Sr. Unscd. Notes	2.75	3/27/2027	350,000	344,995
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	85,000	62,039
NIKE, Inc., Sr. Unscd. Notes	3.88	11/1/2045	250,000	204,386
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	110,000	103,982
				810,050
Consumer Staples — .2%
Avery Dennison Corp., Sr. Unscd. Notes	4.88	12/6/2028	130,000	132,327
Colgate-Palmolive Co., Sr. Unscd. Notes	3.10	8/15/2027	470,000	464,801
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	125,000	100,314
Haleon US Capital LLC, Gtd. Notes	3.38	3/24/2029	278,000	270,790
Kenvue, Inc., Gtd. Notes	4.90	3/22/2033	315,000	318,266
Kenvue, Inc., Gtd. Notes	5.00	3/22/2030	230,000	235,928
Kenvue, Inc., Gtd. Notes	5.05	3/22/2028	120,000	122,489
Kenvue, Inc., Gtd. Notes	5.10	3/22/2043	95,000	90,692
Kimberly-Clark Corp., Sr. Unscd. Notes	1.05	9/15/2027	45,000	42,831
Kimberly-Clark Corp., Sr. Unscd. Notes	3.90	5/4/2047	95,000	76,831
The Clorox Company, Sr. Unscd. Notes	1.80	5/15/2030	110,000	98,693
The Clorox Company, Sr. Unscd. Notes	3.10	10/1/2027	135,000	132,831
The Clorox Company, Sr. Unscd. Notes	4.60	5/1/2032	75,000	75,607
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	3.13	12/1/2049	60,000	40,055
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	4.38	6/15/2045	100,000	84,424
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	5.15	5/15/2053	74,000	70,497
The Procter & Gamble Company, Sr. Unscd. Notes	1.20	10/29/2030	438,000	384,095
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	150,000	135,147
The Procter & Gamble Company, Sr. Unscd. Notes	2.80	3/25/2027	241,000	237,867
The Procter & Gamble Company, Sr. Unscd. Notes	2.85	8/11/2027	150,000	147,725
The Procter & Gamble Company, Sr. Unscd. Notes	3.00	3/25/2030	285,000	273,844
Unilever Capital Corp., Gtd. Notes	2.13	9/6/2029	215,000	201,000
Unilever Capital Corp., Gtd. Notes	2.90	5/5/2027	160,000	157,944
Unilever Capital Corp., Gtd. Notes	4.88	9/8/2028	100,000	102,655
Unilever Capital Corp., Gtd. Notes	5.00	12/8/2033	100,000	103,882
Unilever Capital Corp., Gtd. Notes	5.90	11/15/2032	100,000	109,455
Unilever Capital Corp., Gtd. Notes, Ser. 30Y	2.63	8/12/2051	65,000	40,992
				4,251,982
Diversified Financials — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.40	10/29/2033	251,000	226,279
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.63	10/15/2027	210,000	211,505
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.88	4/1/2028	530,000	538,051

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Diversified Financials — 1.0% (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.15	9/30/2030	438,000	468,935
Affiliated Managers Group, Inc., Sr. Unscd. Notes	3.30	6/15/2030	67,000	63,709
Air Lease Corp., Sr. Unscd. Notes	2.10	9/1/2028	25,000	23,424
Air Lease Corp., Sr. Unscd. Notes	2.88	1/15/2032	475,000	425,182
Air Lease Corp., Sr. Unscd. Notes	3.00	2/1/2030	30,000	27,974
Air Lease Corp., Sr. Unscd. Notes	3.13	12/1/2030	402,000	371,520
Air Lease Corp., Sr. Unscd. Notes	3.25	10/1/2029	25,000	23,772
Air Lease Corp., Sr. Unscd. Notes	3.63	12/1/2027	173,000	170,308
Ally Financial, Inc., Gtd. Notes	8.00	11/1/2031	40,000	45,483
Ally Financial, Inc., Sr. Unscd. Notes	4.75	6/9/2027	30,000	30,181
Ally Financial, Inc., Sr. Unscd. Notes	5.74	5/15/2029	300,000	305,933
Ally Financial, Inc., Sr. Unscd. Notes	6.18	7/26/2035	100,000	103,391
Ally Financial, Inc., Sr. Unscd. Notes	6.85	1/3/2030	30,000	31,652
Ally Financial, Inc., Sr. Unscd. Notes	8.00	11/1/2031	220,000	249,659
American Express Co., Sr. Unscd. Notes	1.65	11/4/2026	114,000	111,522
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	605,000	599,404
American Express Co., Sr. Unscd. Notes	4.35	7/20/2029	100,000	100,604
American Express Co., Sr. Unscd. Notes	4.73	4/25/2029	100,000	101,506
American Express Co., Sr. Unscd. Notes	4.92	7/20/2033	100,000	101,874
American Express Co., Sr. Unscd. Notes	5.02	4/25/2031	150,000	154,379
American Express Co., Sr. Unscd. Notes	5.04	5/1/2034	360,000	369,957
American Express Co., Sr. Unscd. Notes	5.28	7/27/2029	45,000	46,372
American Express Co., Sr. Unscd. Notes	5.28	7/26/2035	100,000	103,175
American Express Co., Sr. Unscd. Notes	5.53	4/25/2030	175,000	182,678
American Express Co., Sr. Unscd. Notes	5.67	4/25/2036	150,000	158,423
American Express Co., Sub. Notes	5.63	7/28/2034	45,000	47,180
American Express Credit Corp., Sr. Unscd. Notes	3.30	5/3/2027	50,000	49,538
Ameriprise Financial, Inc., Sr. Unscd. Notes	5.70	12/15/2028	95,000	99,343
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.90	4/13/2029	100,000	104,657
Apollo Global Management, Inc., Gtd. Notes	5.15	8/12/2035	100,000	100,584
Apollo Global Management, Inc., Gtd. Notes	6.38	11/15/2033	50,000	55,070
Ares Management Corp., Gtd. Notes	5.60	10/11/2054	100,000	95,480
Ares Strategic Income Fund, Sr. Unscd. Notes	5.70	3/15/2028	100,000	101,225
BGC Group, Inc., Sr. Unscd. Notes	6.60	6/10/2029	250,000	260,239
BGC Group, Inc., Sr. Unscd. Notes	8.00	5/25/2028	30,000	32,043
BlackRock, Inc., Sr. Unscd. Notes	2.40	4/30/2030	54,000	50,328
BlackRock, Inc., Sr. Unscd. Notes	3.20	3/15/2027	169,000	167,620
BlackRock, Inc., Sr. Unscd. Notes	3.25	4/30/2029	400,000	391,118
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.05	9/10/2030	200,000	196,586
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.25	4/1/2030	50,000	49,755
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.60	11/22/2029	300,000	303,197
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.95	7/16/2029	50,000	51,100
Blackstone Private Credit Fund, Sr. Unscd. Notes	6.00	11/22/2034	300,000	304,231
Blue Owl Capital Corp., Sr. Unscd. Notes	2.63	1/15/2027	50,000	48,703
Blue Owl Capital Corp., Sr. Unscd. Notes	3.13	4/13/2027	235,000	229,006
Blue Owl Credit Income Corp., Sr. Unscd. Notes	4.70	2/8/2027	50,000	49,815
Blue Owl Credit Income Corp., Sr. Unscd. Notes	6.65	3/15/2031	360,000	374,324
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	50,000	35,609
Blue Owl Technology Finance Corp., Sr. Unscd. Notes	2.50	1/15/2027	50,000	48,428
Capital One Financial Corp., Sr. Unscd. Notes	1.88	11/2/2027	115,000	112,274

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Diversified Financials — 1.0% (continued)
Capital One Financial Corp., Sr. Unscd. Notes	3.65	5/11/2027	120,000	119,127
Capital One Financial Corp., Sr. Unscd. Notes	3.80	1/31/2028	461,000	457,677
Capital One Financial Corp., Sr. Unscd. Notes	4.10	2/9/2027	181,000	180,691
Capital One Financial Corp., Sr. Unscd. Notes	5.20	9/11/2036	200,000	198,530
Capital One Financial Corp., Sr. Unscd. Notes	5.27	5/10/2033	135,000	137,737
Capital One Financial Corp., Sr. Unscd. Notes	5.82	2/1/2034	250,000	262,037
Capital One Financial Corp., Sr. Unscd. Notes	6.38	6/8/2034	30,000	32,468
Capital One Financial Corp., Sr. Unscd. Notes	6.70	11/29/2032	60,000	66,215
Capital One Financial Corp., Sr. Unscd. Notes	7.96	11/2/2034	187,000	220,503
Capital One Financial Corp., Sub. Notes	2.36	7/29/2032	199,000	172,719
Capital Southwest Corp., Sr. Unscd. Notes	5.95	9/18/2030	100,000	100,206
Carlyle Secured Lending, Inc., Sr. Unscd. Notes	6.75	2/18/2030	500,000	513,914
CBOE Global Markets, Inc., Sr. Unscd. Notes	1.63	12/15/2030	95,000	83,579
CI Financial Corp., Sr. Unscd. Notes	3.20	12/17/2030	215,000	193,685
CME Group, Inc., Sr. Unscd. Notes	5.30	9/15/2043	450,000	461,545
Eaton Vance Corp., Gtd. Bonds	3.50	4/6/2027	197,000	195,394
Franklin BSP Capital Corp., Sr. Unscd. Notes(b)	7.20	6/15/2029	100,000	103,073
Franklin Resources, Inc., Sr. Unscd. Notes	1.60	10/30/2030	75,000	65,820
FS KKR Capital Corp., Sr. Unscd. Notes	3.25	7/15/2027	210,000	201,709
FS KKR Capital Corp., Sr. Unscd. Notes	6.13	1/15/2030	100,000	98,866
Golub Capital Private Credit Fund, Sr. Unscd. Notes	5.88	5/1/2030	50,000	50,819
HPS Corporate Lending Fund, Sr. Unscd. Notes(c)	5.45	11/15/2030	100,000	98,891
HPS Corporate Lending Fund, Sr. Unscd. Notes	5.95	4/14/2032	50,000	50,254
HPS Corporate Lending Fund, Sr. Unscd. Notes	6.75	1/30/2029	150,000	156,044
Intercontinental Exchange, Inc., Gtd. Notes	3.10	9/15/2027	45,000	44,323
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	100,000	74,330
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	399,000	267,807
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	9/15/2060	50,000	30,907
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.00	9/15/2027	600,000	600,817
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.25	9/21/2048	15,000	12,683
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	307,000	309,592
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.25	6/15/2031	275,000	287,272
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.25	1/15/2036	50,000	52,607
Jefferies Financial Group, Inc., Sr. Unscd. Notes	2.63	10/15/2031	450,000	394,931
Jefferies Financial Group, Inc., Sr. Unscd. Notes	2.75	10/15/2032	100,000	86,343
Jefferies Financial Group, Inc., Sr. Unscd. Notes	6.50	1/20/2043	50,000	52,420
Lazard Group LLC, Sr. Unscd. Notes	4.50	9/19/2028	10,000	10,048
LPL Holdings, Inc., Gtd. Notes	6.75	11/17/2028	295,000	314,235
Mastercard, Inc., Sr. Unscd. Notes	2.95	11/21/2026	148,000	146,730
Mastercard, Inc., Sr. Unscd. Notes	2.95	6/1/2029	200,000	193,337
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	48,000	46,741
Mastercard, Inc., Sr. Unscd. Notes	3.50	2/26/2028	135,000	134,013
Mastercard, Inc., Sr. Unscd. Notes	3.65	6/1/2049	325,000	252,418
Mastercard, Inc., Sr. Unscd. Notes	3.95	2/26/2048	60,000	49,433
Mastercard, Inc., Sr. Unscd. Notes	4.88	3/9/2028	95,000	97,044
Mastercard, Inc., Sr. Unscd. Notes	4.88	5/9/2034	200,000	204,805
Nasdaq, Inc., Sr. Unscd. Notes	1.65	1/15/2031	55,000	48,296
Nasdaq, Inc., Sr. Unscd. Notes	3.25	4/28/2050	140,000	98,422
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	26,000	20,337
Nasdaq, Inc., Sr. Unscd. Notes	5.55	2/15/2034	159,000	166,669

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Diversified Financials — 1.0% (continued)
Nasdaq, Inc., Sr. Unscd. Notes	6.10	6/28/2063	50,000	53,027
Nomura Holdings, Inc., Sr. Unscd. Notes	2.61	7/14/2031	200,000	179,978
Nomura Holdings, Inc., Sr. Unscd. Notes	3.00	1/22/2032	395,000	357,927
Nomura Holdings, Inc., Sr. Unscd. Notes	6.07	7/12/2028	235,000	245,553
Nomura Holdings, Inc., Sub. Notes(b)	5.04	6/10/2036	200,000	198,690
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	6.34	2/27/2030	50,000	50,192
Oaktree Strategic Credit Fund, Sr. Unscd. Notes	8.40	11/14/2028	50,000	53,908
ORIX Corp., Sr. Unscd. Notes	4.00	4/13/2032	150,000	145,397
ORIX Corp., Sr. Unscd. Notes	4.45	9/9/2030	200,000	199,906
Private Export Funding Corp., Govt. Gtd. Notes, Ser. PP	1.40	7/15/2028	50,000	46,962
Private Export Funding Corp., Sr. Unscd. Notes(c)	4.50	2/7/2027	50,000	50,278
Radian Group, Inc., Sr. Unscd. Notes	4.88	3/15/2027	50,000	50,135
Raymond James Financial, Inc., Sr. Unscd. Notes	4.65	4/1/2030	342,000	348,338
Raymond James Financial, Inc., Sr. Unscd. Notes	4.90	9/11/2035	150,000	148,571
Raymond James Financial, Inc., Sr. Unscd. Notes	4.95	7/15/2046	33,000	30,502
Synchrony Financial, Sr. Unscd. Notes	5.45	3/6/2031	50,000	50,835
The Charles Schwab Corp., Sr. Unscd. Notes	2.00	3/20/2028	10,000	9,570
The Charles Schwab Corp., Sr. Unscd. Notes	2.30	5/13/2031	100,000	90,412
The Charles Schwab Corp., Sr. Unscd. Notes	2.45	3/3/2027	173,000	169,519
The Charles Schwab Corp., Sr. Unscd. Notes	2.75	10/1/2029	159,000	151,229
The Charles Schwab Corp., Sr. Unscd. Notes	4.00	2/1/2029	90,000	90,159
The Charles Schwab Corp., Sr. Unscd. Notes	5.85	5/19/2034	165,000	176,497
The Charles Schwab Corp., Sr. Unscd. Notes	6.14	8/24/2034	25,000	27,205
The Western Union Company, Sr. Unscd. Notes	2.75	3/15/2031	70,000	62,648
Visa, Inc., Sr. Unscd. Notes	1.10	2/15/2031	200,000	172,964
Visa, Inc., Sr. Unscd. Notes	1.90	4/15/2027	125,000	121,703
Visa, Inc., Sr. Unscd. Notes	2.05	4/15/2030	17,000	15,674
Visa, Inc., Sr. Unscd. Notes	2.70	4/15/2040	105,000	80,871
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	173,000	136,936
Visa, Inc., Sr. Unscd. Notes	4.15	12/14/2035	174,000	168,677
Visa, Inc., Sr. Unscd. Notes	4.30	12/14/2045	102,000	90,245
Voya Financial, Inc., Gtd. Notes	4.80	6/15/2046	50,000	45,059
Voya Financial, Inc., Gtd. Notes	5.70	7/15/2043	50,000	50,397
				20,792,332
Electronic Components — .2%
Allegion US Holding Co., Inc., Gtd. Notes	3.55	10/1/2027	90,000	88,919
Amphenol Corp., Sr. Unscd. Notes	2.80	2/15/2030	20,000	18,922
Arrow Electronics, Inc., Sr. Unscd. Notes	2.95	2/15/2032	115,000	102,945
Emerson Electric Co., Sr. Unscd. Notes	2.20	12/21/2031	30,000	26,657
Emerson Electric Co., Sr. Unscd. Notes	2.80	12/21/2051	80,000	52,091
Fortive Corp., Sr. Unscd. Notes	4.30	6/15/2046	53,000	44,599
Honeywell International, Inc., Sr. Unscd. Notes	1.10	3/1/2027	300,000	288,712
Honeywell International, Inc., Sr. Unscd. Notes	1.75	9/1/2031	75,000	65,099
Honeywell International, Inc., Sr. Unscd. Notes	1.95	6/1/2030	125,000	113,389
Honeywell International, Inc., Sr. Unscd. Notes	2.50	11/1/2026	193,000	190,295
Honeywell International, Inc., Sr. Unscd. Notes	3.81	11/21/2047	110,000	87,660
Honeywell International, Inc., Sr. Unscd. Notes	4.25	1/15/2029	215,000	216,036
Honeywell International, Inc., Sr. Unscd. Notes	4.95	2/15/2028	200,000	204,184
Honeywell International, Inc., Sr. Unscd. Notes	5.00	3/1/2035	500,000	509,698
Honeywell International, Inc., Sr. Unscd. Notes	5.38	3/1/2041	50,000	51,803

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Electronic Components — .2% (continued)
Honeywell International, Inc., Sr. Unscd. Notes	5.70	3/15/2036	65,000	69,373
Honeywell International, Inc., Sr. Unscd. Notes	5.70	3/15/2037	137,000	146,575
Hubbell, Inc., Sr. Unscd. Notes	3.15	8/15/2027	155,000	152,319
Jabil, Inc., Sr. Unscd. Notes	3.95	1/12/2028	10,000	9,947
Jabil, Inc., Sr. Unscd. Notes	4.25	5/15/2027	50,000	50,019
Keysight Technologies, Inc., Sr. Unscd. Notes	3.00	10/30/2029	88,000	83,737
Tyco Electronics Group SA, Gtd. Notes	3.13	8/15/2027	220,000	216,993
Vontier Corp., Gtd. Notes	2.40	4/1/2028	40,000	38,132
Vontier Corp., Gtd. Notes	2.95	4/1/2031	215,000	195,563
				3,023,667
Energy — 1.7%
APA Corp., Sr. Unscd. Notes	4.25	1/15/2030	44,000	42,938
APA Corp., Sr. Unscd. Notes	5.10	9/1/2040	27,000	23,744
APA Corp., Sr. Unscd. Notes	5.35	7/1/2049	76,000	63,102
APA Corp., Sr. Unscd. Notes	6.00	1/15/2037	100,000	99,367
Baker Hughes Holdings LLC, Sr. Unscd. Notes	5.13	9/15/2040	34,000	33,313
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	3.34	12/15/2027	200,000	197,366
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	4.08	12/15/2047	75,000	60,446
BP Capital Markets America, Inc., Gtd. Notes	1.75	8/10/2030	366,000	327,244
BP Capital Markets America, Inc., Gtd. Notes	2.72	1/12/2032	250,000	227,381
BP Capital Markets America, Inc., Gtd. Notes	2.77	11/10/2050	75,000	47,535
BP Capital Markets America, Inc., Gtd. Notes	3.02	1/16/2027	115,000	113,781
BP Capital Markets America, Inc., Gtd. Notes	3.38	2/8/2061	200,000	133,546
BP Capital Markets America, Inc., Gtd. Notes	3.59	4/14/2027	165,000	164,100
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	120,000	119,779
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	79,000	80,026
BP Capital Markets America, Inc., Gtd. Notes	4.97	10/17/2029	250,000	257,303
BP Capital Markets America, Inc., Gtd. Notes	5.23	11/17/2034	200,000	206,960
BP Capital Markets PLC, Gtd. Notes	3.28	9/19/2027	230,000	227,332
Canadian Natural Resources Ltd., Sr. Unscd. Notes	2.95	7/15/2030	186,000	174,388
Canadian Natural Resources Ltd., Sr. Unscd. Notes	3.85	6/1/2027	50,000	49,710
Cenovus Energy, Inc., Sr. Unscd. Notes	3.75	2/15/2052	145,000	103,015
Cenovus Energy, Inc., Sr. Unscd. Notes	5.25	6/15/2037	27,000	26,349
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	2,000	2,208
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	2.74	12/31/2039	10,000	8,353
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	5.13	6/30/2027	101,000	102,037
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	117,000	106,976
Cheniere Energy Partners LP, Gtd. Notes	5.95	6/30/2033	325,000	343,084
Chevron Corp., Sr. Unscd. Notes	2.00	5/11/2027	275,000	267,673
Chevron Corp., Sr. Unscd. Notes	2.24	5/11/2030	40,000	36,993
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	175,000	121,635
Chevron USA, Inc., Gtd. Notes	3.25	10/15/2029	165,000	161,007
Chevron USA, Inc., Gtd. Notes	3.95	8/13/2027	200,000	200,565
Chevron USA, Inc., Gtd. Notes	4.05	8/13/2028	200,000	201,245
ConocoPhillips Co., Gtd. Notes	3.76	3/15/2042	250,000	206,468
ConocoPhillips Co., Gtd. Notes	4.03	3/15/2062	311,000	231,857
ConocoPhillips Co., Gtd. Notes	5.55	3/15/2054	178,000	175,539
ConocoPhillips Co., Gtd. Notes	5.65	1/15/2065	300,000	295,028
Coterra Energy, Inc., Sr. Unscd. Notes	3.90	5/15/2027	138,000	137,291
DCP Midstream Operating LP, Gtd. Notes	5.60	4/1/2044	56,000	54,389

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Energy — 1.7% (continued)
DCP Midstream Operating LP, Gtd. Notes	5.63	7/15/2027	120,000	122,471
Devon Energy Corp., Sr. Unscd. Notes(b)	4.50	1/15/2030	254,000	254,470
Devon Energy Corp., Sr. Unscd. Notes	4.75	5/15/2042	75,000	65,054
Devon Energy Corp., Sr. Unscd. Notes	5.25	10/15/2027	30,000	30,003
Devon Energy Corp., Sr. Unscd. Notes	5.60	7/15/2041	145,000	139,638
Devon Energy Corp., Sr. Unscd. Notes	5.75	9/15/2054	250,000	230,031
Diamondback Energy, Inc., Gtd. Notes	3.25	12/1/2026	123,000	121,896
Diamondback Energy, Inc., Gtd. Notes	3.50	12/1/2029	71,000	68,532
Diamondback Energy, Inc., Gtd. Notes	4.25	3/15/2052	65,000	51,413
Diamondback Energy, Inc., Gtd. Notes	4.40	3/24/2051	100,000	81,284
Diamondback Energy, Inc., Gtd. Notes	5.40	4/18/2034	300,000	306,173
Diamondback Energy, Inc., Gtd. Notes	5.90	4/18/2064	203,000	194,621
Diamondback Energy, Inc., Gtd. Notes	6.25	3/15/2033	47,000	50,615
Eastern Gas Transmission & Storage, Inc., Sr. Unscd. Notes	4.80	11/1/2043	40,000	36,136
Enbridge Energy Partners LP, Gtd. Notes	5.50	9/15/2040	60,000	60,064
Enbridge, Inc., Gtd. Notes	4.00	11/15/2049	200,000	154,290
Enbridge, Inc., Gtd. Notes	4.25	12/1/2026	266,000	266,007
Enbridge, Inc., Gtd. Notes	5.25	4/5/2027	300,000	304,488
Enbridge, Inc., Gtd. Notes	5.50	12/1/2046	5,000	4,960
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	500,000	527,253
Energy Transfer LP, Gtd. Notes	5.35	5/15/2045	59,000	53,878
Energy Transfer LP, Sr. Unscd. Bonds	5.50	6/1/2027	223,000	226,546
Energy Transfer LP, Sr. Unscd. Notes	4.20	4/15/2027	120,000	119,876
Energy Transfer LP, Sr. Unscd. Notes	4.90	3/15/2035	98,000	95,404
Energy Transfer LP, Sr. Unscd. Notes	4.95	6/15/2028	325,000	329,958
Energy Transfer LP, Sr. Unscd. Notes	5.00	5/15/2050	125,000	106,194
Energy Transfer LP, Sr. Unscd. Notes	5.30	4/1/2044	100,000	90,781
Energy Transfer LP, Sr. Unscd. Notes	5.30	4/15/2047	50,000	44,919
Energy Transfer LP, Sr. Unscd. Notes	5.40	10/1/2047	105,000	94,902
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	100,000	102,546
Energy Transfer LP, Sr. Unscd. Notes	5.60	9/1/2034	100,000	102,772
Energy Transfer LP, Sr. Unscd. Notes	5.95	10/1/2043	25,000	24,601
Energy Transfer LP, Sr. Unscd. Notes	6.05	12/1/2026	30,000	30,509
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	10,000	10,499
Energy Transfer LP, Sr. Unscd. Notes	6.20	4/1/2055	200,000	198,764
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	165,000	164,626
Energy Transfer LP, Sr. Unscd. Notes	6.40	12/1/2030	20,000	21,655
Energy Transfer LP, Sr. Unscd. Notes	6.50	2/1/2042	810,000	851,591
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	60,000	65,567
Energy Transfer LP, Sr. Unscd. Notes, Ser. 20Y	5.80	6/15/2038	95,000	96,612
ENI USA, Inc., Gtd. Debs.	7.30	11/15/2027	10,000	10,579
Enterprise Products Operating LLC, Gtd. Bonds	6.45	9/1/2040	55,000	61,543
Enterprise Products Operating LLC, Gtd. Notes	2.80	1/31/2030	50,000	47,327
Enterprise Products Operating LLC, Gtd. Notes	3.20	2/15/2052	23,000	15,621
Enterprise Products Operating LLC, Gtd. Notes	3.70	1/31/2051	120,000	89,889
Enterprise Products Operating LLC, Gtd. Notes	3.95	2/15/2027	170,000	169,927
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	107,000	80,158
Enterprise Products Operating LLC, Gtd. Notes	4.15	10/16/2028	70,000	70,272
Enterprise Products Operating LLC, Gtd. Notes	4.20	1/31/2050	50,000	40,963
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	250,000	208,714

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Energy — 1.7% (continued)
Enterprise Products Operating LLC, Gtd. Notes	4.45	2/15/2043	40,000	35,556
Enterprise Products Operating LLC, Gtd. Notes	4.80	2/1/2049	328,000	294,392
Enterprise Products Operating LLC, Gtd. Notes	4.85	8/15/2042	225,000	210,009
Enterprise Products Operating LLC, Gtd. Notes	4.85	3/15/2044	30,000	27,827
Enterprise Products Operating LLC, Gtd. Notes	4.95	2/15/2035	352,000	355,728
Enterprise Products Operating LLC, Gtd. Notes	5.10	2/15/2045	95,000	90,349
Enterprise Products Operating LLC, Gtd. Notes	5.95	2/1/2041	124,000	131,540
EOG Resources, Inc., Sr. Unscd. Notes	4.95	4/15/2050	115,000	104,851
EOG Resources, Inc., Sr. Unscd. Notes	5.65	12/1/2054	200,000	200,084
EQT Corp., Sr. Unscd. Notes	3.90	10/1/2027	116,000	115,158
EQT Corp., Sr. Unscd. Notes	7.00	2/1/2030	286,000	310,375
Equinor ASA, Gtd. Notes	2.38	5/22/2030	81,000	75,353
Equinor ASA, Gtd. Notes	3.25	11/18/2049	180,000	128,953
Equinor ASA, Gtd. Notes	3.70	4/6/2050	100,000	77,731
Equinor ASA, Gtd. Notes	5.10	8/17/2040	278,000	278,856
Equities Corp., Sr. Unscd. Notes	5.00	1/15/2029	262,000	265,207
Exxon Mobil Corp., Sr. Unscd. Notes	2.44	8/16/2029	189,000	179,957
Exxon Mobil Corp., Sr. Unscd. Notes	2.61	10/15/2030	94,000	87,845
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	217,000	151,498
Exxon Mobil Corp., Sr. Unscd. Notes	3.45	4/15/2051	313,000	230,196
Exxon Mobil Corp., Sr. Unscd. Notes	3.48	3/19/2030	243,000	237,610
Exxon Mobil Corp., Sr. Unscd. Notes	4.23	3/19/2040	129,000	118,732
Exxon Mobil Corp., Sr. Unscd. Notes	4.33	3/19/2050	180,000	154,598
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	190,000	227,441
Halliburton Co., Sr. Unscd. Notes	2.92	3/1/2030	204,000	192,586
Halliburton Co., Sr. Unscd. Notes	4.50	11/15/2041	25,000	22,023
Halliburton Co., Sr. Unscd. Notes	4.75	8/1/2043	55,000	49,142
Halliburton Co., Sr. Unscd. Notes	4.85	11/15/2035	261,000	258,036
Helmerich & Payne, Inc., Gtd. Notes	4.65	12/1/2027	50,000	50,315
Helmerich & Payne, Inc., Sr. Unscd. Notes(b)	4.85	12/1/2029	200,000	200,188
Hess Corp., Sr. Unscd. Bonds	7.88	10/1/2029	345,000	390,744
Hess Corp., Sr. Unscd. Notes	4.30	4/1/2027	150,000	150,432
Hess Corp., Sr. Unscd. Notes	7.13	3/15/2033	20,000	23,263
HF Sinclair Corp., Sr. Unscd. Notes	5.00	2/1/2028	200,000	200,216
HF Sinclair Corp., Sr. Unscd. Notes	5.75	1/15/2031	50,000	51,795
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	110,000	101,458
Kinder Morgan Energy Partners LP, Gtd. Notes	5.40	9/1/2044	100,000	95,617
Kinder Morgan Energy Partners LP, Gtd. Notes	5.50	3/1/2044	200,000	194,252
Kinder Morgan Energy Partners LP, Gtd. Notes	6.38	3/1/2041	50,000	53,399
Kinder Morgan Energy Partners LP, Gtd. Notes	6.95	1/15/2038	553,000	623,695
Kinder Morgan Energy Partners LP, Gtd. Notes	7.75	3/15/2032	50,000	58,049
Kinder Morgan, Inc., Gtd. Notes	1.75	11/15/2026	175,000	170,912
Kinder Morgan, Inc., Gtd. Notes	3.25	8/1/2050	30,000	19,978
Kinder Morgan, Inc., Gtd. Notes	3.60	2/15/2051	220,000	155,401
Kinder Morgan, Inc., Gtd. Notes	4.80	2/1/2033	50,000	50,010
Kinder Morgan, Inc., Gtd. Notes	5.45	8/1/2052	45,000	42,515
Kinder Morgan, Inc., Gtd. Notes	5.55	6/1/2045	125,000	121,581
Kinder Morgan, Inc., Sr. Unscd. Notes	5.40	2/1/2034	250,000	257,392
Marathon Petroleum Corp., Sr. Unscd. Notes	3.80	4/1/2028	88,000	87,108
Marathon Petroleum Corp., Sr. Unscd. Notes	4.50	4/1/2048	90,000	72,890

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Energy — 1.7% (continued)
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	50,000	43,422
Marathon Petroleum Corp., Sr. Unscd. Notes	6.50	3/1/2041	30,000	32,210
MPLX LP, Sr. Unscd. Notes	2.65	8/15/2030	200,000	184,119
MPLX LP, Sr. Unscd. Notes	4.00	3/15/2028	150,000	149,300
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	495,000	494,106
MPLX LP, Sr. Unscd. Notes	4.70	4/15/2048	20,000	16,699
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	55,000	45,861
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	115,000	115,321
MPLX LP, Sr. Unscd. Notes	4.95	3/14/2052	100,000	85,335
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	362,000	362,480
MPLX LP, Sr. Unscd. Notes	5.20	3/1/2047	50,000	44,871
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	100,000	89,739
MPLX LP, Sr. Unscd. Notes	5.40	9/15/2035	200,000	200,926
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	70,000	64,904
MPLX LP, Sr. Unscd. Notes	5.65	3/1/2053	50,000	46,997
Northwest Pipeline LLC, Sr. Unscd. Notes	4.00	4/1/2027	15,000	14,957
NOV, Inc., Sr. Unscd. Notes	3.60	12/1/2029	95,000	91,984
Occidental Petroleum Corp., Sr. Unscd. Notes	5.00	8/1/2027	50,000	50,713
Occidental Petroleum Corp., Sr. Unscd. Notes	6.13	1/1/2031	80,000	84,294
Occidental Petroleum Corp., Sr. Unscd. Notes	6.20	3/15/2040	140,000	143,148
Occidental Petroleum Corp., Sr. Unscd. Notes	6.60	3/15/2046	90,000	93,732
Occidental Petroleum Corp., Sr. Unscd. Notes	6.63	9/1/2030	110,000	118,016
Occidental Petroleum Corp., Sr. Unscd. Notes	7.88	9/15/2031	342,000	391,042
Occidental Petroleum Corp., Sr. Unscd. Notes	8.50	7/15/2027	418,000	438,737
ONEOK Partners LP, Gtd. Notes	6.20	9/15/2043	15,000	15,288
ONEOK, Inc., Gtd. Bonds	4.25	9/15/2046	50,000	39,285
ONEOK, Inc., Gtd. Notes	3.95	3/1/2050	200,000	146,064
ONEOK, Inc., Gtd. Notes	4.20	10/3/2047	100,000	77,818
ONEOK, Inc., Gtd. Notes	4.35	3/15/2029	25,000	24,970
ONEOK, Inc., Gtd. Notes	5.15	10/15/2043	460,000	421,067
ONEOK, Inc., Gtd. Notes	5.20	7/15/2048	75,000	66,956
ONEOK, Inc., Gtd. Notes	5.38	6/1/2029	65,000	66,860
ONEOK, Inc., Gtd. Notes	5.40	10/15/2035	200,000	200,782
ONEOK, Inc., Gtd. Notes	5.45	6/1/2047	200,000	183,384
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	86,000	89,115
ONEOK, Inc., Gtd. Notes	5.70	11/1/2054	200,000	187,583
ONEOK, Inc., Gtd. Notes	5.85	11/1/2064	200,000	188,566
ONEOK, Inc., Gtd. Notes	6.05	9/1/2033	100,000	105,997
ONEOK, Inc., Gtd. Notes	6.25	10/15/2055	100,000	100,333
Ovintiv, Inc., Gtd. Bonds	7.20	11/1/2031	50,000	55,208
Ovintiv, Inc., Gtd. Notes	6.25	7/15/2033	310,000	324,908
Patterson-UTI Energy, Inc., Sr. Unscd. Notes	7.15	10/1/2033	10,000	10,652
Phillips 66 Co., Gtd. Notes	3.30	3/15/2052	75,000	49,875
Phillips 66 Co., Gtd. Notes	3.90	3/15/2028	375,000	372,486
Phillips 66 Co., Gtd. Notes	4.68	2/15/2045	260,000	222,578
Phillips 66 Co., Gtd. Notes	4.90	10/1/2046	10,000	8,827
Phillips 66 Co., Gtd. Notes	4.95	12/1/2027	140,000	142,213
Phillips 66 Co., Gtd. Notes	5.50	3/15/2055	110,000	103,216
Pioneer Natural Resources Co., Sr. Unscd. Notes	1.90	8/15/2030	100,000	90,131
Pioneer Natural Resources Co., Sr. Unscd. Notes	2.15	1/15/2031	101,000	91,234

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Energy — 1.7% (continued)
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Bonds	4.50	12/15/2026	60,000	60,118
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	200,000	175,712
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	5.15	6/1/2042	40,000	36,472
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	4.20	3/15/2028	100,000	100,008
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.90	9/15/2037	136,135	142,687
Shell Finance US, Inc., Gtd. Notes	3.75	9/12/2046	35,000	27,817
Shell Finance US, Inc., Gtd. Notes	4.00	5/10/2046	746,000	616,175
Shell Finance US, Inc., Gtd. Notes	4.38	5/11/2045	160,000	140,288
Shell International Finance BV, Gtd. Notes	3.00	11/26/2051	235,000	156,921
Shell International Finance BV, Gtd. Notes	3.13	11/7/2049	110,000	76,058
Shell International Finance BV, Gtd. Notes	3.88	11/13/2028	214,000	213,814
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	5.58	10/1/2034	100,000	100,348
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	6.18	10/1/2054	250,000	242,162
Spectra Energy Partners LP, Gtd. Notes	4.50	3/15/2045	145,000	125,487
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	180,000	137,904
Suncor Energy, Inc., Sr. Unscd. Notes	6.80	5/15/2038	39,000	43,037
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	180,000	191,793
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	50,000	52,596
Targa Resources Corp., Gtd. Notes	6.50	3/30/2034	85,000	92,780
Targa Resources Corp., Gtd. Notes	6.50	2/15/2053	195,000	205,028
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.88	2/1/2031	250,000	250,770
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.50	3/1/2030	50,000	50,716
TC PipeLines LP, Sr. Unscd. Notes	3.90	5/25/2027	47,000	46,758
Texas Eastern Transmission LP, Sr. Unscd. Notes	7.00	7/15/2032	25,000	28,051
The Williams Companies, Inc., Sr. Unscd. Notes	2.60	3/15/2031	175,000	158,864
The Williams Companies, Inc., Sr. Unscd. Notes	3.50	10/15/2051	65,000	46,163
The Williams Companies, Inc., Sr. Unscd. Notes	4.65	8/15/2032	100,000	99,850
The Williams Companies, Inc., Sr. Unscd. Notes	4.80	11/15/2029	35,000	35,606
The Williams Companies, Inc., Sr. Unscd. Notes	4.85	3/1/2048	85,000	75,386
The Williams Companies, Inc., Sr. Unscd. Notes	4.90	1/15/2045	50,000	45,357
The Williams Companies, Inc., Sr. Unscd. Notes	5.10	9/15/2045	100,000	92,666
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	102,933
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2052	100,000	93,910
The Williams Companies, Inc., Sr. Unscd. Notes	5.65	3/15/2033	10,000	10,516
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	379,000	408,844
TotalEnergies Capital International SA, Gtd. Notes	2.83	1/10/2030	185,000	176,184
TotalEnergies Capital International SA, Gtd. Notes	2.99	6/29/2041	180,000	136,385
TotalEnergies Capital International SA, Gtd. Notes	3.13	5/29/2050	100,000	68,533
TotalEnergies Capital International SA, Gtd. Notes	3.39	6/29/2060	50,000	33,427
TotalEnergies Capital SA, Gtd. Notes	4.72	9/10/2034	100,000	100,888
TotalEnergies Capital SA, Gtd. Notes	5.15	4/5/2034	500,000	519,904
TotalEnergies Capital SA, Gtd. Notes	5.43	9/10/2064	100,000	95,916
TransCanada PipeLines Ltd., Sr. Unscd. Bonds	6.10	6/1/2040	25,000	26,463
TransCanada PipeLines Ltd., Sr. Unscd. Notes	4.10	4/15/2030	225,000	221,791
TransCanada PipeLines Ltd., Sr. Unscd. Notes	4.25	5/15/2028	161,000	161,001
TransCanada PipeLines Ltd., Sr. Unscd. Notes	5.10	3/15/2049	230,000	216,061
TransCanada PipeLines Ltd., Sr. Unscd. Notes	5.85	3/15/2036	50,000	52,498
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	4.00	3/15/2028	53,000	52,789

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Energy — 1.7% (continued)
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	4.45	8/1/2042	40,000	35,015
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	207,000	188,266
Valero Energy Corp., Sr. Unscd. Notes	3.65	12/1/2051	80,000	56,182
Valero Energy Corp., Sr. Unscd. Notes	4.35	6/1/2028	250,000	250,809
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	26,000	28,799
Viper Energy Partners LLC, Gtd. Bonds	4.90	8/1/2030	200,000	201,405
Western Midstream Operating LP, Sr. Unscd. Notes	4.05	2/1/2030	50,000	48,769
Western Midstream Operating LP, Sr. Unscd. Notes	5.25	2/1/2050	60,000	51,825
Western Midstream Operating LP, Sr. Unscd. Notes	5.50	8/15/2048	50,000	43,981
Western Midstream Operating LP, Sr. Unscd. Notes	6.15	4/1/2033	154,000	162,259
Woodside Finance Ltd., Gtd. Notes	5.10	9/12/2034	130,000	128,846
Woodside Finance Ltd., Gtd. Notes	5.40	5/19/2030	100,000	102,679
Woodside Finance Ltd., Gtd. Notes	5.70	5/19/2032	100,000	103,849
Woodside Finance Ltd., Gtd. Notes	5.70	9/12/2054	200,000	192,029
Woodside Finance Ltd., Gtd. Notes	6.00	5/19/2035	200,000	209,111
				34,848,076
Environmental Control — .1%
Republic Services, Inc., Sr. Unscd. Notes	2.30	3/1/2030	50,000	46,314
Republic Services, Inc., Sr. Unscd. Notes	3.05	3/1/2050	25,000	17,357
Republic Services, Inc., Sr. Unscd. Notes	3.38	11/15/2027	23,000	22,744
Republic Services, Inc., Sr. Unscd. Notes	4.88	4/1/2029	100,000	102,496
Republic Services, Inc., Sr. Unscd. Notes	5.00	11/15/2029	250,000	258,734
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	100,000	102,732
Republic Services, Inc., Sr. Unscd. Notes	5.20	11/15/2034	100,000	103,805
Veralto Corp., Gtd. Notes	5.35	9/18/2028	15,000	15,495
Veralto Corp., Gtd. Notes	5.45	9/18/2033	125,000	130,875
Waste Connections, Inc., Sr. Unscd. Notes	4.20	1/15/2033	200,000	196,209
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	200,000	204,199
Waste Management, Inc., Gtd. Notes	1.15	3/15/2028	311,000	291,685
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	74,000	68,984
Waste Management, Inc., Gtd. Notes	2.50	11/15/2050	20,000	12,197
Waste Management, Inc., Gtd. Notes	3.88	1/15/2029	100,000	99,387
Waste Management, Inc., Gtd. Notes	4.15	4/15/2032	215,000	212,365
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	185,000	155,013
Waste Management, Inc., Gtd. Notes	4.88	2/15/2029	100,000	102,574
				2,143,165
Financials — .1%
Brookfield Capital Finance LLC, Gtd. Notes	6.09	6/14/2033	10,000	10,714
Brookfield Finance LLC/Brookfield Finance, Inc., Gtd. Notes	3.45	4/15/2050	280,000	196,154
Brookfield Finance, Inc., Gtd. Notes	3.63	2/15/2052	50,000	35,768
Brookfield Finance, Inc., Gtd. Notes	4.85	3/29/2029	194,000	197,121
Brookfield Finance, Inc., Gtd. Notes	5.68	1/15/2035	275,000	285,582
KKR & Co., Inc., Gtd. Notes	5.10	8/7/2035	100,000	99,707
The Carlyle Group, Inc., Gtd. Notes	5.05	9/19/2035	150,000	148,489
				973,535
Food Products — .4%
Ahold Finance USA LLC, Gtd. Notes	6.88	5/1/2029	25,000	27,158
Conagra Brands, Inc., Sr. Unscd. Notes	5.00	8/1/2030	100,000	101,266
Conagra Brands, Inc., Sr. Unscd. Notes	5.40	11/1/2048	125,000	113,909
Flowers Foods, Inc., Sr. Unscd. Notes	2.40	3/15/2031	65,000	57,665

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Food Products — .4% (continued)
Flowers Foods, Inc., Sr. Unscd. Notes	6.20	3/15/2055	200,000	195,295
General Mills, Inc., Sr. Unscd. Notes	3.20	2/10/2027	25,000	24,724
General Mills, Inc., Sr. Unscd. Notes	4.20	4/17/2028	225,000	225,146
General Mills, Inc., Sr. Unscd. Notes	4.88	1/30/2030	755,000	770,756
General Mills, Inc., Sr. Unscd. Notes	5.25	1/30/2035	280,000	285,301
General Mills, Inc., Sr. Unscd. Notes	5.50	10/17/2028	18,000	18,660
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	40,000	35,970
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	4.38	2/2/2052	325,000	255,121
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	5.75	4/1/2033	123,000	128,172
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	6.75	3/15/2034	33,000	36,413
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	7.25	11/15/2053	300,000	339,170
Kellanova, Sr. Unscd. Notes(b)	2.10	6/1/2030	25,000	22,730
Kellanova, Sr. Unscd. Notes	4.30	5/15/2028	77,000	77,527
Kellanova, Sr. Unscd. Notes	4.50	4/1/2046	30,000	26,518
Kellanova, Sr. Unscd. Notes	5.25	3/1/2033	60,000	62,066
Kraft Heinz Foods Co., Gtd. Notes	3.88	5/15/2027	110,000	109,487
Kraft Heinz Foods Co., Gtd. Notes	4.25	3/1/2031	146,000	143,815
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	194,000	161,836
Kraft Heinz Foods Co., Gtd. Notes	4.88	10/1/2049	85,000	74,435
Kraft Heinz Foods Co., Gtd. Notes	5.00	6/4/2042	65,000	59,949
Kraft Heinz Foods Co., Gtd. Notes	5.20	7/15/2045	350,000	324,333
Kraft Heinz Foods Co., Gtd. Notes	6.88	1/26/2039	195,000	217,019
McCormick & Co., Inc., Sr. Unscd. Notes	1.85	2/15/2031	15,000	13,182
Mondelez International, Inc., Sr. Unscd. Notes	2.63	3/17/2027	345,000	338,431
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	350,000	328,479
Sysco Corp., Gtd. Notes	3.15	12/14/2051	100,000	66,974
Sysco Corp., Gtd. Notes	3.30	2/15/2050	36,000	25,201
Sysco Corp., Gtd. Notes	4.50	4/1/2046	50,000	43,310
Sysco Corp., Gtd. Notes	4.85	10/1/2045	205,000	187,138
Sysco Corp., Gtd. Notes	5.75	1/17/2029	50,000	52,294
Sysco Corp., Gtd. Notes	5.95	4/1/2030	52,000	55,133
Sysco Corp., Gtd. Notes	6.00	1/17/2034	52,000	56,347
Sysco Corp., Gtd. Notes	6.60	4/1/2050	20,000	22,165
The Campbell’s Comapny, Sr. Unscd. Notes	5.20	3/21/2029	400,000	410,508
The Campbell’s Comapny, Sr. Unscd. Notes	5.40	3/21/2034	150,000	153,762
The Hershey Company, Sr. Unscd. Notes	1.70	6/1/2030	50,000	44,860
The Hershey Company, Sr. Unscd. Notes	4.25	5/4/2028	90,000	90,861
The Hershey Company, Sr. Unscd. Notes	4.55	2/24/2028	200,000	203,240
The Hershey Company, Sr. Unscd. Notes	4.75	2/24/2030	200,000	204,552
The Hershey Company, Sr. Unscd. Notes	5.10	2/24/2035	100,000	103,018
The J.M. Smucker Company, Sr. Unscd. Notes	2.38	3/15/2030	88,000	81,569
The J.M. Smucker Company, Sr. Unscd. Notes	5.90	11/15/2028	85,000	89,095
The J.M. Smucker Company, Sr. Unscd. Notes	6.50	11/15/2043	15,000	16,310
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	175,000	153,398
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	124,000	123,429
The Kroger Company, Sr. Unscd. Notes	3.95	1/15/2050	175,000	136,353
The Kroger Company, Sr. Unscd. Notes	5.50	9/15/2054	400,000	388,926
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	34,000	32,129
Tyson Foods, Inc., Sr. Unscd. Notes	3.55	6/2/2027	275,000	272,237

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Food Products — .4% (continued)
Tyson Foods, Inc., Sr. Unscd. Notes	4.35	3/1/2029	138,000	138,136
Tyson Foods, Inc., Sr. Unscd. Notes	5.10	9/28/2048	105,000	96,848
				7,822,326
Foreign Governmental — 1.6%
Canada, Bonds	3.75	4/26/2028	875,000	877,687
Chile, Sr. Unscd. Notes	2.75	1/31/2027	350,000	343,776
Chile, Sr. Unscd. Notes	3.10	5/7/2041	432,000	334,689
Chile, Sr. Unscd. Notes	3.10	1/22/2061	251,000	159,986
Chile, Sr. Unscd. Notes	3.24	2/6/2028	323,000	317,345
Chile, Sr. Unscd. Notes	3.50	1/31/2034	520,000	478,903
Chile, Sr. Unscd. Notes	3.63	10/30/2042	200,000	164,860
Chile, Sr. Unscd. Notes	4.85	1/22/2029	200,000	204,481
Export Development Canada, Govt. Gtd. Bonds	4.00	6/20/2030	420,000	424,433
Export Development Canada, Govt. Gtd. Notes	4.75	6/5/2034	235,000	246,615
Export-Import Bank of Korea, Sr. Unscd. Bonds	1.25	9/21/2030	595,000	524,570
Export-Import Bank of Korea, Sr. Unscd. Notes	1.13	12/29/2026	90,000	87,106
Export-Import Bank of Korea, Sr. Unscd. Notes	2.50	6/29/2041	40,000	29,550
Export-Import Bank of Korea, Sr. Unscd. Notes	4.13	10/17/2027	200,000	200,937
Export-Import Bank of Korea, Sr. Unscd. Notes	4.50	1/11/2029	300,000	304,828
Hydro-Quebec, Govt. Gtd. Debs., Ser. HH	8.50	12/1/2029	25,000	29,163
Indonesia, Sr. Unscd. Bonds(b)	4.30	4/16/2031	200,000	200,258
Indonesia, Sr. Unscd. Bonds	4.90	4/16/2036	200,000	200,759
Indonesia, Sr. Unscd. Notes	2.85	2/14/2030	420,000	397,833
Indonesia, Sr. Unscd. Notes	3.05	3/12/2051	50,000	34,284
Indonesia, Sr. Unscd. Notes	3.35	3/12/2071	386,000	259,190
Indonesia, Sr. Unscd. Notes	3.40	9/18/2029	40,000	39,020
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	380,000	375,834
Indonesia, Sr. Unscd. Notes	3.70	10/30/2049	200,000	155,366
Indonesia, Sr. Unscd. Notes	4.70	2/10/2034	200,000	200,752
Indonesia, Sr. Unscd. Notes	4.85	1/11/2033	200,000	203,009
Indonesia, Sr. Unscd. Notes	5.10	2/10/2054	100,000	97,145
Indonesia, Sr. Unscd. Notes	5.25	1/15/2030	200,000	208,136
Indonesia, Sr. Unscd. Notes	5.60	1/15/2035	170,000	181,098
Israel, Govt. Gtd. Notes, Ser. 30Y	5.50	9/18/2033	40,000	43,089
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	683,000	507,508
Israel, Sr. Unscd. Bonds, Ser. 30Y	4.13	1/17/2048	290,000	230,870
Israel, Sr. Unscd. Notes, Ser. 30Y	5.75	3/12/2054	750,000	733,772
Japan Bank for International Cooperation, Govt. Gtd. Bonds	1.25	1/21/2031	260,000	227,054
Japan Bank for International Cooperation, Govt. Gtd. Bonds	4.63	7/19/2028	200,000	204,207
Japan Bank for International Cooperation, Govt. Gtd. Bonds, Ser. DTC	2.25	11/4/2026	634,000	623,682
Japan Bank for International Cooperation, Govt. Gtd. Notes	1.88	4/15/2031	310,000	278,240
Japan Bank for International Cooperation, Govt. Gtd. Notes	3.50	10/31/2028	600,000	594,863
Japan Bank for International Cooperation, Govt. Gtd. Notes	4.38	1/24/2031	500,000	509,235
Japan Bank for International Cooperation, Govt. Gtd. Notes	4.88	10/18/2028	165,000	169,930
Korea, Sr. Unscd. Notes	3.63	10/29/2030	500,000	496,802
Korea, Sr. Unscd. Notes	4.13	6/10/2044	425,000	386,691
Mexico, Sr. Unscd. Notes	3.25	4/16/2030	75,000	71,151
Mexico, Sr. Unscd. Notes	3.50	2/12/2034	1,322,000	1,153,216
Mexico, Sr. Unscd. Notes	4.15	3/28/2027	95,000	94,907
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	1,303,000	1,072,163

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Foreign Governmental — 1.6% (continued)
Mexico, Sr. Unscd. Notes	4.50	4/22/2029	50,000	50,260
Mexico, Sr. Unscd. Notes	4.50	1/31/2050	150,000	117,982
Mexico, Sr. Unscd. Notes	4.60	1/23/2046	50,000	40,763
Mexico, Sr. Unscd. Notes	4.75	4/27/2032	270,000	265,541
Mexico, Sr. Unscd. Notes	4.75	3/8/2044	424,000	358,502
Mexico, Sr. Unscd. Notes	4.88	5/19/2033	295,000	286,816
Mexico, Sr. Unscd. Notes	6.00	5/13/2030	200,000	210,831
Mexico, Sr. Unscd. Notes	6.34	5/4/2053	200,000	198,655
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	200,039
Mexico, Sr. Unscd. Notes	6.75	9/27/2034	89,000	97,681
Mexico, Sr. Unscd. Notes	6.88	5/13/2037	200,000	216,706
Mexico, Sr. Unscd. Notes	7.38	5/13/2055	200,000	224,468
Mexico, Sr. Unscd. Notes	7.50	4/8/2033	150,000	172,445
Mexico, Sr. Unscd. Notes, Ser. 10	5.63	9/22/2035	100,000	99,649
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	387,000	302,996
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	495,000	532,090
Panama, Sr. Unscd. Bonds	8.88	9/30/2027	380,000	409,706
Panama, Sr. Unscd. Notes	3.16	1/23/2030	425,000	398,307
Panama, Sr. Unscd. Notes	3.30	1/19/2033	34,000	29,785
Panama, Sr. Unscd. Notes	3.87	7/23/2060	205,000	139,100
Panama, Sr. Unscd. Notes	4.50	4/1/2056	293,000	223,808
Panama, Sr. Unscd. Notes	6.40	2/14/2035	50,000	52,732
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	862,000	964,178
Peru, Sr. Unscd. Bonds	8.75	11/21/2033	71,000	89,692
Peru, Sr. Unscd. Notes	1.86	12/1/2032	306,000	254,407
Peru, Sr. Unscd. Notes	2.78	12/1/2060	75,000	42,477
Peru, Sr. Unscd. Notes	3.00	1/15/2034	427,000	371,967
Philippines, Sr. Unscd. Bonds	1.95	1/6/2032	900,000	783,596
Philippines, Sr. Unscd. Bonds	3.95	1/20/2040	331,000	297,227
Philippines, Sr. Unscd. Bonds	5.50	2/4/2035	350,000	373,150
Philippines, Sr. Unscd. Bonds	5.90	2/4/2050	200,000	213,928
Philippines, Sr. Unscd. Bonds	9.50	2/2/2030	267,000	321,453
Philippines, Sr. Unscd. Notes	2.65	12/10/2045	700,000	472,135
Philippines, Sr. Unscd. Notes	3.20	7/6/2046	50,000	36,769
Province of Alberta Canada, Sr. Unscd. Bonds	1.30	7/22/2030	325,000	289,455
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	665,000	658,193
Province of Alberta Canada, Sr. Unscd. Notes	4.50	6/26/2029	400,000	409,438
Province of British Columbia Canada, Bonds	7.25	9/1/2036	80,000	98,368
Province of British Columbia Canada, Sr. Unscd. Bonds	3.90	8/27/2030	200,000	200,245
Province of British Columbia Canada, Sr. Unscd. Bonds	4.90	4/24/2029	500,000	518,020
Province of British Columbia Canada, Sr. Unscd. Notes	1.30	1/29/2031	220,000	192,755
Province of British Columbia Canada, Sr. Unscd. Notes	4.20	7/6/2033	215,000	214,214
Province of Manitoba Canada, Sr. Unscd. Notes, Ser. HB	1.50	10/25/2028	150,000	140,415
Province of Ontario Canada, Sr. Unscd. Bonds	3.90	9/4/2030	55,000	55,088
Province of Ontario Canada, Sr. Unscd. Notes	1.05	5/21/2027	65,000	62,353
Province of Ontario Canada, Sr. Unscd. Notes	1.60	2/25/2031	360,000	320,055
Province of Ontario Canada, Sr. Unscd. Notes	1.80	10/14/2031	456,000	402,423
Province of Ontario Canada, Sr. Unscd. Notes	2.00	10/2/2029	180,000	168,273
Province of Ontario Canada, Sr. Unscd. Notes	2.13	1/21/2032	95,000	84,818
Province of Ontario Canada, Unscd. Bonds	1.13	10/7/2030	921,000	807,926

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Foreign Governmental — 1.6% (continued)
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	55,000	62,170
Province of Quebec Canada, Sr. Unscd. Notes	1.35	5/28/2030	600,000	537,500
Province of Quebec Canada, Sr. Unscd. Notes	2.75	4/12/2027	145,000	142,855
Province of Quebec Canada, Sr. Unscd. Notes	4.63	8/28/2035	200,000	203,081
Province of Quebec Canada, Unscd. Notes	1.90	4/21/2031	800,000	718,537
Republic of Italy, Sr. Unscd. Notes, Ser. 10Y	4.00	10/17/2049	279,000	211,541
Republic of Italy, Sr. Unscd. Notes, Ser. 30Y	3.88	5/6/2051	425,000	312,633
Republic of Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	4/4/2053	355,000	348,887
Republic of Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	3/18/2054	400,000	393,227
Republic of Poland, Sr. Unscd. Notes, Ser. 5Y	5.50	11/16/2027	110,000	113,446
Svensk Exportkredit AB, Sr. Unscd. Notes(a)	0.00	5/11/2037	30,000	17,270
Svensk Exportkredit AB, Sr. Unscd. Notes	4.13	6/14/2028	350,000	353,480
Uruguay, Sr. Unscd. Bonds	4.13	11/20/2045	50,000	44,674
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	260,000	263,041
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	280,000	260,620
Uruguay, Sr. Unscd. Bonds	5.10	6/18/2050	284,000	273,931
Uruguay, Sr. Unscd. Notes	4.38	10/27/2027	782,667	784,446
				33,192,212
Forest Products & Paper — .0%
International Paper Co., Sr. Unscd. Notes	4.80	6/15/2044	113,000	101,290
International Paper Co., Sr. Unscd. Notes	5.00	9/15/2035	200,000	200,912
Suzano Austria GmbH, Gtd. Notes	5.00	1/15/2030	187,000	188,261
Suzano Austria GmbH, Gtd. Notes	6.00	1/15/2029	25,000	25,822
Suzano Austria GmbH, Gtd. Notes, Ser. DM3N	3.13	1/15/2032	170,000	152,278
				668,563
Hand/Machine Tools — .0%
Regal Rexnord Corp., Gtd. Notes	6.40	4/15/2033	50,000	53,548
Health Care — 2.6%
Abbott Laboratories, Sr. Unscd. Notes	1.15	1/30/2028	123,000	116,203
Abbott Laboratories, Sr. Unscd. Notes	3.75	11/30/2026	120,000	119,917
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	454,000	435,177
Abbott Laboratories, Sr. Unscd. Notes	6.00	4/1/2039	25,000	27,832
AbbVie, Inc., Sr. Unscd. Notes	2.95	11/21/2026	500,000	495,005
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	145,000	139,947
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	100,000	100,754
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	806,000	678,305
AbbVie, Inc., Sr. Unscd. Notes	4.30	5/14/2036	512,000	491,305
AbbVie, Inc., Sr. Unscd. Notes	4.50	5/14/2035	100,000	98,182
AbbVie, Inc., Sr. Unscd. Notes	4.70	5/14/2045	269,000	247,036
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	125,000	116,093
AbbVie, Inc., Sr. Unscd. Notes	4.95	3/15/2031	610,000	630,622
AbbVie, Inc., Sr. Unscd. Notes	5.20	3/15/2035	200,000	206,770
AbbVie, Inc., Sr. Unscd. Notes	5.35	3/15/2044	45,000	45,158
AbbVie, Inc., Sr. Unscd. Notes	5.60	3/15/2055	250,000	255,983
Adventist Health System, Bonds	3.63	3/1/2049	92,000	64,114
Advocate Health & Hospitals Corp., Sr. Unscd. Bonds	3.83	8/15/2028	50,000	49,751
Advocate Health & Hospitals Corp., Unscd. Notes, Ser. 2020	2.21	6/15/2030	18,000	16,550
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	35,000	30,349
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	295,000	322,995
Agilent Technologies, Inc., Sr. Unscd. Notes	2.30	3/12/2031	47,000	42,253

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
Agilent Technologies, Inc., Sr. Unscd. Notes	2.75	9/15/2029	100,000	94,774
AHS Hospital Corp., Sr. Unscd. Bonds, Ser. 2021	2.78	7/1/2051	280,000	179,023
Allina Health System, Unscd. Bonds, Ser. 2019	3.89	4/15/2049	200,000	158,032
Amgen, Inc., Sr. Unscd. Notes	2.00	1/15/2032	250,000	217,253
Amgen, Inc., Sr. Unscd. Notes	2.77	9/1/2053	215,000	130,208
Amgen, Inc., Sr. Unscd. Notes	3.00	2/22/2029	180,000	173,643
Amgen, Inc., Sr. Unscd. Notes	3.35	2/22/2032	135,000	127,083
Amgen, Inc., Sr. Unscd. Notes	4.05	8/18/2029	285,000	283,525
Amgen, Inc., Sr. Unscd. Notes	4.20	3/1/2033	286,000	279,028
Amgen, Inc., Sr. Unscd. Notes	4.20	2/22/2052	90,000	72,500
Amgen, Inc., Sr. Unscd. Notes	4.40	5/1/2045	75,000	65,035
Amgen, Inc., Sr. Unscd. Notes	4.56	6/15/2048	137,000	118,558
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	93,000	81,189
Amgen, Inc., Sr. Unscd. Notes	5.15	3/2/2028	240,000	245,347
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2030	197,000	204,397
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	612,000	620,198
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	415,000	414,094
Amgen, Inc., Sr. Unscd. Notes	5.75	3/2/2063	115,000	114,920
Ascension Health, Sr. Unscd. Bonds, Ser. B	2.53	11/15/2029	45,000	42,441
Ascension Health, Sr. Unscd. Notes	3.95	11/15/2046	66,000	54,338
Ascension Health, Unscd. Notes	4.85	11/15/2053	25,000	23,034
AstraZeneca Finance LLC, Gtd. Notes	1.75	5/28/2028	160,000	151,668
AstraZeneca Finance LLC, Gtd. Notes	4.80	2/26/2027	250,000	252,899
AstraZeneca Finance LLC, Gtd. Notes	4.85	2/26/2029	400,000	410,143
AstraZeneca Finance LLC, Gtd. Notes	4.88	3/3/2028	175,000	178,759
AstraZeneca PLC, Sr. Unscd. Notes	3.13	6/12/2027	118,000	116,700
AstraZeneca PLC, Sr. Unscd. Notes	4.00	9/18/2042	50,000	43,685
AstraZeneca PLC, Sr. Unscd. Notes	4.38	11/16/2045	90,000	80,489
Baxter International, Inc., Sr. Unscd. Notes	1.92	2/1/2027	675,000	655,874
Baxter International, Inc., Sr. Unscd. Notes	2.27	12/1/2028	30,000	28,157
Baxter International, Inc., Sr. Unscd. Notes	2.54	2/1/2032	125,000	109,316
Baxter International, Inc., Sr. Unscd. Notes(b)	3.13	12/1/2051	65,000	41,989
Baylor Scott & White Holdings, Unscd. Bonds, Ser. 2021	2.84	11/15/2050	50,000	32,654
Becton, Dickinson & Co., Sr. Unscd. Notes	1.96	2/11/2031	120,000	106,080
Becton, Dickinson & Co., Sr. Unscd. Notes	2.82	5/20/2030	120,000	112,637
Becton, Dickinson & Co., Sr. Unscd. Notes	3.70	6/6/2027	135,000	134,101
Becton, Dickinson & Co., Sr. Unscd. Notes	3.79	5/20/2050	28,000	21,326
Becton, Dickinson & Co., Sr. Unscd. Notes	4.67	6/6/2047	85,000	75,174
Becton, Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	319,000	322,497
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	75,000	68,637
Biogen, Inc., Sr. Unscd. Notes	3.15	5/1/2050	183,000	120,103
BIO-RAD Laboratories, Inc., Sr. Unscd. Notes	3.30	3/15/2027	15,000	14,812
BIO-RAD Laboratories, Inc., Sr. Unscd. Notes(b)	3.70	3/15/2032	100,000	93,683
Bon Secours Mercy Health, Inc., Scd. Notes	3.46	6/1/2030	120,000	116,852
Boston Scientific Corp., Sr. Unscd. Notes	2.65	6/1/2030	25,000	23,435
Boston Scientific Corp., Sr. Unscd. Notes	4.70	3/1/2049	80,000	72,867
Bristol-Myers Squibb Co., Sr. Unscd. Notes	1.13	11/13/2027	150,000	142,263
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	20,000	14,179
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.55	11/13/2050	125,000	75,569
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	50,000	46,042

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	510,000	413,264
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.70	3/15/2052	245,000	183,703
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	2/20/2028	100,000	99,973
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	3/15/2062	110,000	80,647
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.25	10/26/2049	365,000	304,359
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	100,000	85,513
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	28,000	24,527
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.90	2/22/2029	100,000	102,615
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.10	2/22/2031	200,000	207,952
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.65	2/22/2064	307,000	304,622
Cardinal Health, Inc., Sr. Unscd. Notes	4.50	11/15/2044	120,000	103,734
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	25,000	22,019
Cardinal Health, Inc., Sr. Unscd. Notes	4.90	9/15/2045	90,000	81,829
Cardinal Health, Inc., Sr. Unscd. Notes	5.15	9/15/2035	100,000	101,018
Cardinal Health, Inc., Sr. Unscd. Notes	5.35	11/15/2034	200,000	205,865
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	75,000	70,465
Cencora, Inc., Sr. Unscd. Notes	3.45	12/15/2027	150,000	148,067
Cencora, Inc., Sr. Unscd. Notes	4.30	12/15/2047	50,000	41,766
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	415,000	356,177
Centene Corp., Sr. Unscd. Notes	3.38	2/15/2030	60,000	55,237
Centene Corp., Sr. Unscd. Notes	4.63	12/15/2029	180,000	174,631
Children’s Hospital, Unscd. Bonds, Ser. 2020	2.93	7/15/2050	50,000	33,021
City of Hope, Sr. Scd. Notes, Ser. 2013	5.62	11/15/2043	135,000	135,026
CommonSpirit Health, Scd. Bonds	4.35	11/1/2042	50,000	43,663
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	227,000	210,727
CommonSpirit Health, Sr. Scd. Bonds	3.35	10/1/2029	60,000	57,915
CommonSpirit Health, Sr. Scd. Bonds	3.91	10/1/2050	95,000	72,413
CommonSpirit Health, Sr. Scd. Notes	6.46	11/1/2052	50,000	54,911
Community Health Network, Inc., Unscd. Bonds, Ser. 20A	3.10	5/1/2050	65,000	42,649
Corewell Health Obligated Group, Sr. Unscd. Bonds, Ser. 19A	3.49	7/15/2049	135,000	100,036
Cottage Health Obligated Group, Scd. Bonds, Ser. 2020	3.30	11/1/2049	275,000	196,498
CVS Health Corp., Sr. Unscd. Notes	1.88	2/28/2031	70,000	61,065
CVS Health Corp., Sr. Unscd. Notes	2.13	9/15/2031	550,000	479,445
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	362,000	348,020
CVS Health Corp., Sr. Unscd. Notes	3.75	4/1/2030	15,000	14,584
CVS Health Corp., Sr. Unscd. Notes	4.13	4/1/2040	9,000	7,701
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	65,000	65,098
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	125,000	111,901
CVS Health Corp., Sr. Unscd. Notes	5.13	2/21/2030	50,000	51,339
CVS Health Corp., Sr. Unscd. Notes	5.13	7/20/2045	353,000	320,302
CVS Health Corp., Sr. Unscd. Notes	5.25	1/30/2031	204,000	210,372
CVS Health Corp., Sr. Unscd. Notes	5.30	6/1/2033	870,000	893,642
CVS Health Corp., Sr. Unscd. Notes	5.45	9/15/2035	200,000	204,103
CVS Health Corp., Sr. Unscd. Notes	5.63	2/21/2053	100,000	94,689
CVS Health Corp., Sr. Unscd. Notes	5.88	6/1/2053	25,000	24,539
CVS Health Corp., Sr. Unscd. Notes	6.00	6/1/2044	500,000	506,534
CVS Health Corp., Sr. Unscd. Notes	6.25	9/15/2065	100,000	101,757
Danaher Corp., Sr. Unscd. Notes	2.80	12/10/2051	95,000	61,269
DENTSPLY SIRONA, Inc., Sr. Unscd. Notes	3.25	6/1/2030	50,000	46,396
DH Europe Finance II Sarl, Gtd. Notes	3.25	11/15/2039	129,000	105,925

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
Dignity Health, Scd. Bonds	5.27	11/1/2064	70,000	64,004
Dignity Health, Unscd. Bonds	4.50	11/1/2042	45,000	39,666
Edwards Lifesciences Corp., Sr. Unscd. Notes	4.30	6/15/2028	338,000	338,759
Elevance Health, Inc., Sr. Unscd. Notes	2.55	3/15/2031	70,000	63,701
Elevance Health, Inc., Sr. Unscd. Notes	4.10	3/1/2028	208,000	207,771
Elevance Health, Inc., Sr. Unscd. Notes	4.38	12/1/2047	428,000	357,932
Elevance Health, Inc., Sr. Unscd. Notes	4.55	3/1/2048	388,000	332,411
Elevance Health, Inc., Sr. Unscd. Notes	4.65	8/15/2044	89,000	79,190
Elevance Health, Inc., Sr. Unscd. Notes	4.75	2/15/2033	550,000	552,167
Elevance Health, Inc., Sr. Unscd. Notes	5.50	10/15/2032	100,000	105,086
Elevance Health, Inc., Sr. Unscd. Notes	5.85	11/1/2064	100,000	99,548
Eli Lilly & Co., Sr. Unscd. Notes	2.50	9/15/2060	43,000	24,212
Eli Lilly & Co., Sr. Unscd. Notes	3.38	3/15/2029	165,000	162,027
Eli Lilly & Co., Sr. Unscd. Notes	4.00	10/15/2028	100,000	100,342
Eli Lilly & Co., Sr. Unscd. Notes	4.50	2/9/2027	200,000	201,627
Eli Lilly & Co., Sr. Unscd. Notes	4.70	2/9/2034	550,000	556,225
Eli Lilly & Co., Sr. Unscd. Notes	4.75	2/12/2030	310,000	318,435
Eli Lilly & Co., Sr. Unscd. Notes	4.90	10/15/2035	100,000	101,700
Eli Lilly & Co., Sr. Unscd. Notes	5.10	2/12/2035	500,000	518,321
Eli Lilly & Co., Sr. Unscd. Notes	5.10	2/9/2064	200,000	189,356
Eli Lilly & Co., Sr. Unscd. Notes	5.55	10/15/2055	100,000	102,443
Eli Lilly & Co., Sr. Unscd. Notes	5.65	10/15/2065	100,000	102,984
GE HealthCare Technologies, Inc., Gtd. Notes	5.65	11/15/2027	250,000	257,294
GE HealthCare Technologies, Inc., Gtd. Notes	5.86	3/15/2030	260,000	275,315
Gilead Sciences, Inc., Sr. Unscd. Notes	1.65	10/1/2030	25,000	22,245
Gilead Sciences, Inc., Sr. Unscd. Notes	2.60	10/1/2040	860,000	634,361
Gilead Sciences, Inc., Sr. Unscd. Notes	2.80	10/1/2050	75,000	48,608
Gilead Sciences, Inc., Sr. Unscd. Notes	2.95	3/1/2027	50,000	49,409
Gilead Sciences, Inc., Sr. Unscd. Notes	4.50	2/1/2045	35,000	31,419
Gilead Sciences, Inc., Sr. Unscd. Notes	4.80	11/15/2029	100,000	102,693
Gilead Sciences, Inc., Sr. Unscd. Notes	5.10	6/15/2035	111,000	114,167
Gilead Sciences, Inc., Sr. Unscd. Notes	5.55	10/15/2053	80,000	81,024
Gilead Sciences, Inc., Sr. Unscd. Notes	5.60	11/15/2064	100,000	101,102
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	143,000	161,155
GlaxoSmithKline Capital, Inc., Gtd. Notes	5.38	4/15/2034	200,000	211,443
Hackensack Meridian Health, Inc., Scd. Bonds, Ser. 2020	2.68	9/1/2041	25,000	18,156
Hackensack Meridian Health, Inc., Scd. Bonds, Ser. 2020	2.88	9/1/2050	141,000	91,980
HCA, Inc., Gtd. Notes	3.38	3/15/2029	350,000	340,348
HCA, Inc., Gtd. Notes	3.63	3/15/2032	270,000	254,093
HCA, Inc., Gtd. Notes	4.13	6/15/2029	150,000	148,873
HCA, Inc., Gtd. Notes	4.38	3/15/2042	73,000	63,001
HCA, Inc., Gtd. Notes	4.50	2/15/2027	131,000	131,180
HCA, Inc., Gtd. Notes	4.63	3/15/2052	85,000	70,545
HCA, Inc., Gtd. Notes	5.25	3/1/2030	200,000	206,468
HCA, Inc., Gtd. Notes	5.25	6/15/2049	485,000	444,149
HCA, Inc., Gtd. Notes	5.50	3/1/2032	144,000	150,304
HCA, Inc., Gtd. Notes	5.50	6/1/2033	305,000	317,582
HCA, Inc., Gtd. Notes	5.63	9/1/2028	101,000	104,154
HCA, Inc., Gtd. Notes	5.88	2/1/2029	200,000	208,192
HCA, Inc., Gtd. Notes	6.20	3/1/2055	100,000	103,775

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
Humana, Inc., Sr. Unscd. Notes	3.13	8/15/2029	115,000	109,841
Humana, Inc., Sr. Unscd. Notes(b)	3.70	3/23/2029	74,000	72,414
Humana, Inc., Sr. Unscd. Notes	4.63	12/1/2042	28,000	24,329
Humana, Inc., Sr. Unscd. Notes	5.50	3/15/2053	56,000	51,841
Humana, Inc., Sr. Unscd. Notes	5.75	12/1/2028	50,000	52,004
Humana, Inc., Sr. Unscd. Notes	5.75	4/15/2054	300,000	287,284
Illumina, Inc., Sr. Unscd. Notes	2.55	3/23/2031	150,000	134,954
Indiana University Health, Inc. Obligated Group, Scd. Notes	3.97	11/1/2048	237,000	193,471
Inova Health System Foundation, Unscd. Bonds	4.07	5/15/2052	25,000	20,327
Integris Baptist Medical Center, Inc., Sr. Scd. Bonds, Ser. A	3.88	8/15/2050	25,000	18,457
Iowa Health System, Unscd. Bonds, Ser. 2020	3.67	2/15/2050	100,000	75,786
Johnson & Johnson, Sr. Unscd. Debs.	6.95	9/1/2029	200,000	222,159
Johnson & Johnson, Sr. Unscd. Notes	1.30	9/1/2030	305,000	270,531
Johnson & Johnson, Sr. Unscd. Notes	2.95	3/3/2027	50,000	49,500
Johnson & Johnson, Sr. Unscd. Notes	3.40	1/15/2038	275,000	242,695
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	85,000	66,687
Johnson & Johnson, Sr. Unscd. Notes	3.63	3/3/2037	135,000	122,896
Johnson & Johnson, Sr. Unscd. Notes	3.70	3/1/2046	257,000	211,655
Johnson & Johnson, Sr. Unscd. Notes	4.38	12/5/2033	250,000	253,450
Johnson & Johnson, Sr. Unscd. Notes	4.85	3/1/2032	325,000	337,921
Johnson & Johnson, Sr. Unscd. Notes	5.00	3/1/2035	500,000	520,264
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	70,000	69,252
Kaiser Foundation Hospitals, Gtd. Notes	4.15	5/1/2047	240,000	203,055
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	180,000	120,678
Laboratory Corp. of America Holdings, Gtd. Notes	2.95	12/1/2029	65,000	61,777
Laboratory Corp. of America Holdings, Gtd. Notes	4.70	2/1/2045	70,000	63,086
Mass General Brigham, Inc., Unscd. Notes, Ser. 2020	3.19	7/1/2049	140,000	98,858
Mayo Clinic, Unscd. Bonds, Ser. 2016	4.13	11/15/2052	270,000	222,155
McKesson Corp., Sr. Unscd. Notes	3.95	2/16/2028	250,800	250,068
McKesson Corp., Sr. Unscd. Notes	4.90	7/15/2028	40,000	40,891
McKesson Corp., Sr. Unscd. Notes	5.10	7/15/2033	10,000	10,331
Mead Johnson Nutrition Co., Gtd. Notes	5.90	11/1/2039	20,000	21,338
Medtronic, Inc., Gtd. Notes	4.38	3/15/2035	350,000	343,978
Medtronic, Inc., Gtd. Notes	4.63	3/15/2045	90,000	82,736
Memorial Health Services, Sr. Unscd. Notes	3.45	11/1/2049	50,000	36,355
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes	4.13	7/1/2052	5,000	4,128
Merck & Co., Inc., Gtd. Notes	5.70	9/15/2055	975,000	1,005,354
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	149,000	132,554
Merck & Co., Inc., Sr. Unscd. Notes	1.70	6/10/2027	30,000	29,036
Merck & Co., Inc., Sr. Unscd. Notes	1.90	12/10/2028	30,000	28,244
Merck & Co., Inc., Sr. Unscd. Notes	2.90	12/10/2061	195,000	116,695
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	50,000	49,023
Merck & Co., Inc., Sr. Unscd. Notes	3.70	2/10/2045	43,000	34,619
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	120,000	107,449
Merck & Co., Inc., Sr. Unscd. Notes	4.05	5/17/2028	40,000	40,206
Merck & Co., Inc., Sr. Unscd. Notes	4.15	5/18/2043	265,000	230,828
Merck & Co., Inc., Sr. Unscd. Notes	4.30	5/17/2030	75,000	75,658
Merck & Co., Inc., Sr. Unscd. Notes	4.50	5/17/2033	75,000	75,583
Merck & Co., Inc., Sr. Unscd. Notes	5.00	5/17/2053	161,000	151,432
Montefiore Obligated Group, Unscd. Bonds	4.29	9/1/2050	100,000	69,821

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
Montefiore Obligated Group, Unscd. Bonds, Ser. 18-C	5.25	11/1/2048	455,000	372,926
Mylan, Inc., Gtd. Notes	4.55	4/15/2028	60,000	59,733
MyMichigan Health, Scd. Bonds, Ser. 2020	3.41	6/1/2050	50,000	35,654
Northwell Healthcare, Inc., Scd. Bonds	3.81	11/1/2049	100,000	75,240
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	25,000	19,846
Novartis Capital Corp., Gtd. Notes	2.00	2/14/2027	55,000	53,776
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	190,000	175,070
Novartis Capital Corp., Gtd. Notes	3.10	5/17/2027	170,000	168,293
Novartis Capital Corp., Gtd. Notes	3.70	9/21/2042	10,000	8,321
Novartis Capital Corp., Gtd. Notes	4.40	5/6/2044	170,000	154,482
NY Society for Relief of Ruptured & Crippled Maintaining Hospital for Special Surgery, Scd. Bonds, Ser. 2020	2.67	10/1/2050	50,000	31,223
NYU Langone Hospitals, Scd. Bonds	4.78	7/1/2044	125,000	115,527
NYU Langone Hospitals, Scd. Bonds, Ser. 2020(b)	3.38	7/1/2055	100,000	70,481
Ochsner LSU Health System of North Louisiana, Scd. Bonds, Ser. 2021	2.51	5/15/2031	100,000	85,078
OhioHealth Corp., Scd. Bonds	2.83	11/15/2041	50,000	37,015
OhioHealth Corp., Unscd. Bonds, Ser. 2020	3.04	11/15/2050	30,000	20,748
Orlando Health Obligated Group, Unscd. Bonds	4.09	10/1/2048	175,000	144,449
PeaceHealth Obligated Group, Sr. Unscd. Bonds, Ser. 2020	3.22	11/15/2050	12,000	7,967
PeaceHealth Obligated Group, Sr. Unscd. Notes, Ser. 2018	4.79	11/15/2048	185,000	162,836
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	85,000	86,028
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.11	5/19/2043	50,000	48,540
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	1,080,000	1,041,188
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.34	5/19/2063	70,000	66,366
Pfizer, Inc., Sr. Unscd. Notes	1.70	5/28/2030	70,000	63,045
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	125,000	92,419
Pfizer, Inc., Sr. Unscd. Notes	2.63	4/1/2030	50,000	47,035
Pfizer, Inc., Sr. Unscd. Notes	4.00	12/15/2036	244,000	227,935
Pfizer, Inc., Sr. Unscd. Notes	4.10	9/15/2038	250,000	228,229
Pfizer, Inc., Sr. Unscd. Notes	5.60	9/15/2040	200,000	207,561
Pharmacia LLC, Gtd. Notes	6.60	12/1/2028	50,000	53,644
Piedmont Healthcare, Inc., Scd. Bonds, Ser. 2024	2.72	1/1/2042	50,000	35,893
Piedmont Healthcare, Inc., Scd. Bonds, Ser. 2032	2.04	1/1/2032	50,000	43,231
Providence St. Joseph Health Obligated Group, Unscd. Bonds, Ser. A	3.93	10/1/2048	85,000	66,762
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. 19A	2.53	10/1/2029	110,000	103,315
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	103,000	79,049
Quest Diagnostics, Inc., Sr. Unscd. Notes	4.20	6/30/2029	18,000	18,035
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	1.75	9/15/2030	115,000	101,950
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	2.80	9/15/2050	163,000	102,337
Revvity, Inc., Sr. Unscd. Notes	2.55	3/15/2031	215,000	193,159
Revvity, Inc., Sr. Unscd. Notes	3.30	9/15/2029	50,000	47,935
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	40,000	36,029
Royalty Pharma PLC, Gtd. Notes	3.30	9/2/2040	400,000	309,272
Royalty Pharma PLC, Gtd. Notes	3.55	9/2/2050	70,000	49,339
Seattle Children’s Hospital, Unscd. Bonds, Ser. 2021	2.72	10/1/2050	25,000	15,958
Sharp HealthCare, Unscd. Bonds, Ser. 20B	2.68	8/1/2050	45,000	28,325
Smith & Nephew PLC, Sr. Unscd. Notes	2.03	10/14/2030	45,000	40,289
Stanford Health Care, Unscd. Bonds, Ser. 2018	3.80	11/15/2048	225,000	177,475
STERIS Irish FinCo UnLtd. Co., Gtd. Notes	2.70	3/15/2031	150,000	136,952
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	185,000	163,332

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
Stryker Corp., Sr. Unscd. Notes	4.63	3/15/2046	55,000	49,961
Summa Health, Scd. Notes	3.51	11/15/2051	50,000	40,308
Sutter Health, Unscd. Bonds, Ser. 2018	4.09	8/15/2048	190,000	157,309
Sutter Health, Unscd. Bonds, Ser. 20A	3.36	8/15/2050	85,000	61,102
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	3.03	7/9/2040	465,000	356,503
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	205,000	209,437
The Cigna Group, Gtd. Notes	3.88	10/15/2047	150,000	116,446
The Cigna Group, Gtd. Notes	4.38	10/15/2028	25,000	25,151
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	122,000	109,903
The Cigna Group, Sr. Unscd. Notes	2.40	3/15/2030	131,000	121,132
The Cigna Group, Sr. Unscd. Notes	3.40	3/15/2050	120,000	84,055
The Cigna Group, Sr. Unscd. Notes	3.40	3/15/2051	25,000	17,463
The Cigna Group, Sr. Unscd. Notes	4.88	9/15/2032	400,000	403,391
The Cigna Group, Sr. Unscd. Notes	5.25	2/15/2034	250,000	257,086
The Cigna Group, Sr. Unscd. Notes	5.40	3/15/2033	250,000	260,440
The Cigna Group, Sr. Unscd. Notes	5.60	2/15/2054	400,000	393,374
The Mount Sinai Hospital, Scd. Bonds, Ser. 2019	3.74	7/1/2049	50,000	35,972
The New York & Presbyterian Hospital, Unscd. Bonds	4.02	8/1/2045	10,000	8,436
The New York & Presbyterian Hospital, Unscd. Bonds, Ser. 2019	3.95	8/1/2119	110,000	77,717
The Toledo Hospital, Sr. Scd. Bonds	5.75	11/15/2038	200,000	201,205
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.10	8/15/2047	150,000	126,586
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.80	11/21/2027	100,000	101,631
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.95	11/21/2032	176,000	181,620
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.98	8/10/2030	95,000	98,128
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	5.09	8/10/2033	20,000	20,724
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	5.40	8/10/2043	105,000	106,382
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	45,000	38,372
Trinity Health Corp., Sr. Unscd. Bonds, Ser. 2021	2.63	12/1/2040	155,000	113,695
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	60,000	53,964
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.88	8/15/2029	286,000	273,570
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.95	10/15/2027	363,000	356,492
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	10,000	7,619
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.25	5/15/2051	75,000	51,334
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.45	1/15/2027	60,000	59,631
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.50	8/15/2039	433,000	361,267
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.70	8/15/2049	50,000	37,614
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.75	10/15/2047	185,000	142,839
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.88	12/15/2028	285,000	283,664
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.00	5/15/2029	110,000	109,735
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	1/15/2029	60,000	60,308
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	38,000	31,502
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.63	7/15/2035	147,000	145,290
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	160,000	145,888
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	5/15/2052	185,000	162,991
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	53,000	46,758
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.05	4/15/2053	315,000	289,237
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.20	4/15/2063	494,000	452,355
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	500,000	480,386
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.50	4/15/2064	110,000	105,785
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.80	3/15/2036	87,000	92,989

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Health Care — 2.6% (continued)
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.88	2/15/2053	60,000	61,592
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.95	2/15/2041	30,000	31,818
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	165,000	172,451
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.50	6/15/2037	227,000	254,830
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	72,000	83,482
Universal Health Services, Inc., Sr. Scd. Notes	2.65	1/15/2032	215,000	187,948
Utah Acquisition Sub, Inc., Gtd. Notes	5.25	6/15/2046	140,000	116,149
Viatris, Inc., Gtd. Notes	3.85	6/22/2040	187,000	141,933
Viatris, Inc., Gtd. Notes	4.00	6/22/2050	230,000	155,193
West Virginia United Health System Obligated Group, Scd. Bonds, Ser. 2020	3.13	6/1/2050	50,000	32,097
Willis-Knighton Medical Center, Scd. Bonds, Ser. 2018	4.81	9/1/2048	150,000	133,795
Willis-Knighton Medical Center, Scd. Bonds, Ser. 2021	3.07	3/1/2051	170,000	108,666
Wyeth LLC, Gtd. Notes	6.50	2/1/2034	25,000	28,249
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	2.60	11/24/2031	400,000	360,237
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	5.75	11/30/2039	28,000	29,221
Zoetis, Inc., Sr. Unscd. Notes	3.00	9/12/2027	150,000	147,521
Zoetis, Inc., Sr. Unscd. Notes	3.95	9/12/2047	60,000	48,866
Zoetis, Inc., Sr. Unscd. Notes	4.15	8/17/2028	100,000	100,394
Zoetis, Inc., Sr. Unscd. Notes	4.45	8/20/2048	25,000	21,731
Zoetis, Inc., Sr. Unscd. Notes	4.70	2/1/2043	100,000	92,585
Zoetis, Inc., Sr. Unscd. Notes	5.00	8/17/2035	100,000	100,952
				52,033,379
Industrial — .5%
3M Co., Sr. Unscd. Notes	2.38	8/26/2029	189,000	177,504
3M Co., Sr. Unscd. Notes	2.88	10/15/2027	177,000	173,336
3M Co., Sr. Unscd. Notes	3.05	4/15/2030	42,000	40,043
3M Co., Sr. Unscd. Notes	3.25	8/26/2049	50,000	35,104
3M Co., Sr. Unscd. Notes	3.63	10/15/2047	210,000	160,123
Caterpillar Financial Services Corp., Sr. Unscd. Notes	3.60	8/12/2027	50,000	49,815
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.60	11/15/2027	200,000	202,901
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.70	11/15/2029	510,000	522,846
Caterpillar, Inc., Sr. Unscd. Debs.	3.80	8/15/2042	215,000	182,877
Caterpillar, Inc., Sr. Unscd. Debs.	5.30	9/15/2035	25,000	26,343
Caterpillar, Inc., Sr. Unscd. Notes	4.75	5/15/2064	34,000	30,894
Caterpillar, Inc., Sr. Unscd. Notes	5.20	5/27/2041	275,000	278,815
CDW LLC/CDW Finance Corp., Gtd. Notes	2.67	12/1/2026	55,000	54,016
CDW LLC/CDW Finance Corp., Gtd. Notes	3.28	12/1/2028	198,000	191,232
CNH Industrial Capital LLC, Gtd. Bonds	5.50	1/12/2029	10,000	10,347
Deere & Co., Sr. Unscd. Notes	3.10	4/15/2030	287,000	275,959
Deere & Co., Sr. Unscd. Notes	3.75	4/15/2050	95,000	75,610
Deere & Co., Sr. Unscd. Notes	5.38	10/16/2029	50,000	52,621
Dover Corp., Sr. Unscd. Notes	5.38	10/15/2035	25,000	26,050
Eaton Corp., Gtd. Notes	4.15	3/15/2033	355,000	349,789
Eaton Corp., Gtd. Notes	4.15	11/2/2042	77,000	68,139
Eaton Corp., Gtd. Notes	4.35	5/18/2028	20,000	20,205
Flowserve Corp., Sr. Unscd. Notes	2.80	1/15/2032	75,000	66,676
Flowserve Corp., Sr. Unscd. Notes	3.50	10/1/2030	385,000	366,660
GATX Corp., Sr. Unscd. Notes	3.10	6/1/2051	50,000	32,552
GATX Corp., Sr. Unscd. Notes	3.50	6/1/2032	220,000	204,182
GATX Corp., Sr. Unscd. Notes	3.85	3/30/2027	564,000	560,883

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Industrial — .5% (continued)
GATX Corp., Sr. Unscd. Notes	5.45	9/15/2033	90,000	92,910
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	120,000	135,129
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	135,000	132,856
IDEX Corp., Sr. Unscd. Notes	2.63	6/15/2031	25,000	22,801
Illinois Tool Works, Inc., Sr. Unscd. Notes	2.65	11/15/2026	35,000	34,619
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	215,000	183,869
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	356,000	367,626
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.31	6/15/2031	100,000	104,378
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.40	8/14/2028	25,000	25,832
Jacobs Engineering Group, Inc., Gtd. Notes	5.90	3/1/2033	50,000	52,625
John Deere Capital Corp., Sr. Unscd. Notes	1.70	1/11/2027	60,000	58,493
John Deere Capital Corp., Sr. Unscd. Notes	2.35	3/8/2027	50,000	49,009
John Deere Capital Corp., Sr. Unscd. Notes	2.45	1/9/2030	25,000	23,500
John Deere Capital Corp., Sr. Unscd. Notes	2.80	7/18/2029	50,000	47,905
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	135,000	135,738
John Deere Capital Corp., Sr. Unscd. Notes	4.38	10/15/2030	400,000	403,130
John Deere Capital Corp., Sr. Unscd. Notes	4.70	6/10/2030	215,000	220,197
John Deere Capital Corp., Sr. Unscd. Notes	4.85	6/11/2029	250,000	256,937
John Deere Capital Corp., Sr. Unscd. Notes	4.90	3/3/2028	50,000	51,121
John Deere Capital Corp., Sr. Unscd. Notes	4.90	3/7/2031	300,000	309,097
John Deere Capital Corp., Sr. Unscd. Notes	5.05	6/12/2034	250,000	257,497
Nordson Corp., Sr. Unscd. Notes	5.80	9/15/2033	15,000	16,045
nVent Finance Sarl, Gtd. Notes	2.75	11/15/2031	100,000	89,942
Oshkosh Corp., Sr. Unscd. Notes	3.10	3/1/2030	105,000	99,720
Otis Worldwide Corp., Sr. Unscd. Notes	3.11	2/15/2040	400,000	312,774
Otis Worldwide Corp., Sr. Unscd. Notes	5.25	8/16/2028	147,000	151,369
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	25,000	24,297
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	210,000	171,908
Parker-Hannifin Corp., Sr. Unscd. Notes	4.50	9/15/2029	260,000	263,762
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	140,000	144,731
Regal Rexnord Corp., Gtd. Notes	6.30	2/15/2030	55,000	58,201
Rockwell Automation, Inc., Sr. Unscd. Notes	1.75	8/15/2031	50,000	43,693
Rockwell Automation, Inc., Sr. Unscd. Notes	2.80	8/15/2061	162,000	97,586
Snap-on, Inc., Sr. Unscd. Notes	3.25	3/1/2027	25,000	24,743
Snap-on, Inc., Sr. Unscd. Notes	4.10	3/1/2048	35,000	29,226
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	385,000	350,570
Stanley Black & Decker, Inc., Sr. Unscd. Notes	4.25	11/15/2028	162,000	161,802
Teledyne Technologies, Inc., Gtd. Notes	2.75	4/1/2031	290,000	267,465
Textron, Inc., Sr. Unscd. Notes	3.38	3/1/2028	84,000	82,355
Textron, Inc., Sr. Unscd. Notes	3.65	3/15/2027	350,000	347,264
Textron, Inc., Sr. Unscd. Notes	6.10	11/15/2033	85,000	91,917
Westinghouse Air Brake Technologies Corp., Gtd. Notes	3.45	11/15/2026	150,000	148,845
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.70	9/15/2028	490,000	495,697
Xylem, Inc., Sr. Unscd. Notes	3.25	11/1/2026	67,000	66,394
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	50,000	42,820
				10,783,917
Information Technology — .7%
Adobe, Inc., Sr. Unscd. Notes	2.15	2/1/2027	240,000	235,119
Autodesk, Inc., Sr. Unscd. Notes	2.85	1/15/2030	91,000	86,116
Autodesk, Inc., Sr. Unscd. Notes	5.30	6/15/2035	300,000	307,798

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Information Technology — .7% (continued)
Concentrix Corp., Sr. Unscd. Notes	6.60	8/2/2028	310,000	323,074
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	25,000	24,023
Fidelity National Information Services, Inc., Sr. Unscd. Notes	1.65	3/1/2028	480,000	451,939
Fidelity National Information Services, Inc., Sr. Unscd. Notes	3.10	3/1/2041	50,000	37,316
Fidelity National Information Services, Inc., Sr. Unscd. Notes	5.10	7/15/2032	96,000	97,906
Fiserv, Inc., Sr. Unscd. Notes	2.65	6/1/2030	200,000	183,362
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	188,000	180,924
Fiserv, Inc., Sr. Unscd. Notes	4.20	10/1/2028	150,000	148,571
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	130,000	104,299
Fiserv, Inc., Sr. Unscd. Notes(b)	5.25	8/11/2035	100,000	99,650
Fiserv, Inc., Sr. Unscd. Notes	5.38	8/21/2028	65,000	66,358
Fiserv, Inc., Sr. Unscd. Notes	5.60	3/2/2033	485,000	499,462
Intuit, Inc., Sr. Unscd. Notes	5.50	9/15/2053	235,000	235,339
Microsoft Corp., Sr. Unscd. Notes	1.35	9/15/2030	375,000	333,412
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	595,000	373,606
Microsoft Corp., Sr. Unscd. Notes	2.92	3/17/2052	245,000	164,828
Microsoft Corp., Sr. Unscd. Notes	3.04	3/17/2062	181,000	116,430
Microsoft Corp., Sr. Unscd. Notes	3.50	2/12/2035	100,000	94,456
Microsoft Corp., Sr. Unscd. Notes	3.50	11/15/2042	400,000	329,821
Microsoft Corp., Sr. Unscd. Notes	3.70	8/8/2046	115,000	94,320
Microsoft Corp., Sr. Unscd. Notes	3.95	8/8/2056	75,000	60,741
Microsoft Corp., Sr. Unscd. Notes	4.00	2/12/2055	160,000	131,341
Microsoft Corp., Sr. Unscd. Notes	4.25	2/6/2047	195,000	175,517
Microsoft Corp., Sr. Unscd. Notes(b)	4.45	11/3/2045	55,000	51,446
Microsoft Corp., Sr. Unscd. Notes	4.50	10/1/2040	25,000	24,412
MSCI, Inc., Sr. Unscd. Notes	5.25	9/1/2035	100,000	100,319
Oracle Corp., Sr. Unscd. Notes	2.30	3/25/2028	125,000	119,572
Oracle Corp., Sr. Unscd. Notes	2.80	4/1/2027	322,000	315,950
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	22,000	20,574
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	210,000	205,994
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2040	500,000	391,921
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2050	391,000	264,961
Oracle Corp., Sr. Unscd. Notes	3.80	11/15/2037	95,000	80,491
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	320,000	279,034
Oracle Corp., Sr. Unscd. Notes	3.85	4/1/2060	525,000	346,982
Oracle Corp., Sr. Unscd. Notes	3.95	3/25/2051	400,000	284,705
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	330,000	246,955
Oracle Corp., Sr. Unscd. Notes	4.10	3/25/2061	200,000	138,250
Oracle Corp., Sr. Unscd. Notes	4.13	5/15/2045	296,000	228,748
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	600,000	603,427
Oracle Corp., Sr. Unscd. Notes	4.50	7/8/2044	28,000	23,142
Oracle Corp., Sr. Unscd. Notes	4.70	9/27/2034	70,000	67,226
Oracle Corp., Sr. Unscd. Notes	4.90	2/6/2033	1,286,000	1,277,304
Oracle Corp., Sr. Unscd. Notes	5.20	9/26/2035	600,000	590,460
Oracle Corp., Sr. Unscd. Notes	5.50	8/3/2035	80,000	80,818
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	220,000	197,477
Oracle Corp., Sr. Unscd. Notes	6.15	11/9/2029	200,000	211,969
Roper Technologies, Inc., Sr. Unscd. Notes	1.75	2/15/2031	125,000	109,081
Roper Technologies, Inc., Sr. Unscd. Notes	3.80	12/15/2026	40,000	39,866
Roper Technologies, Inc., Sr. Unscd. Notes	4.20	9/15/2028	100,000	100,143

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Information Technology — .7% (continued)
Roper Technologies, Inc., Sr. Unscd. Notes	5.10	9/15/2035	100,000	100,650
Salesforce, Inc., Sr. Unscd. Notes	1.50	7/15/2028	70,000	65,815
Salesforce, Inc., Sr. Unscd. Notes	2.70	7/15/2041	100,000	73,365
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	75,000	48,929
Salesforce, Inc., Sr. Unscd. Notes	3.70	4/11/2028	715,000	712,561
ServiceNow, Inc., Sr. Unscd. Notes	1.40	9/1/2030	207,000	181,563
Synopsys, Inc., Sr. Unscd. Notes	4.65	4/1/2028	150,000	151,633
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	250,000	255,451
Synopsys, Inc., Sr. Unscd. Notes	5.15	4/1/2035	165,000	167,570
Synopsys, Inc., Sr. Unscd. Notes	5.70	4/1/2055	145,000	145,871
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	129,000	131,281
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.40	6/12/2029	400,000	414,104
VMware LLC, Sr. Unscd. Notes	1.80	8/15/2028	45,000	42,260
VMware LLC, Sr. Unscd. Notes	2.20	8/15/2031	210,000	185,704
VMware LLC, Sr. Unscd. Notes	4.70	5/15/2030	47,000	47,655
				14,081,367
Insurance — .8%
Aflac, Inc., Sr. Unscd. Notes	4.75	1/15/2049	111,000	100,321
Alleghany Corp., Sr. Unscd. Notes	3.63	5/15/2030	57,000	55,755
American Financial Group, Inc., Sr. Unscd. Notes	4.50	6/15/2047	50,000	42,311
American International Group, Inc., Sr. Unscd. Notes	3.40	6/30/2030	25,000	23,994
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	134,000	137,591
American International Group, Inc., Sr. Unscd. Notes	5.45	5/7/2035	300,000	312,118
Aon Corp., Gtd. Notes	2.80	5/15/2030	55,000	51,709
Aon Corp., Gtd. Notes	4.50	12/15/2028	265,000	267,897
Aon Corp., Gtd. Notes	6.25	9/30/2040	50,000	54,770
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	2.05	8/23/2031	83,000	73,053
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	2.85	5/28/2027	586,000	575,146
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	2.90	8/23/2051	212,000	133,820
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	135,000	138,487
Aon North America, Inc., Gtd. Notes	5.45	3/1/2034	317,000	329,927
Arch Capital Group Ltd., Sr. Unscd. Notes	7.35	5/1/2034	100,000	116,718
Arthur J. Gallagher & Co., Sr. Unscd. Notes	5.55	2/15/2055	56,000	54,524
Arthur J. Gallagher & Co., Sr. Unscd. Notes	5.75	7/15/2054	445,000	444,925
Assurant, Inc., Sr. Unscd. Notes	3.70	2/22/2030	155,000	150,499
Assurant, Inc., Sr. Unscd. Notes	4.90	3/27/2028	30,000	30,356
Assured Guaranty US Holdings, Inc., Gtd. Notes	3.60	9/15/2051	100,000	71,851
Athene Holding Ltd., Jr. Sub. Notes	6.63	10/15/2054	25,000	24,854
Athene Holding Ltd., Sr. Unscd. Notes	3.45	5/15/2052	50,000	32,585
Athene Holding Ltd., Sr. Unscd. Notes	3.95	5/25/2051	50,000	35,949
Athene Holding Ltd., Sr. Unscd. Notes	4.13	1/12/2028	164,000	163,447
Athene Holding Ltd., Sr. Unscd. Notes	6.25	4/1/2054	230,000	228,881
AXIS Specialty Finance LLC, Gtd. Notes	3.90	7/15/2029	15,000	14,789
AXIS Specialty Finance PLC, Gtd. Notes	4.00	12/6/2027	15,000	14,944
Berkshire Hathaway Finance Corp., Gtd. Notes	2.30	3/15/2027	50,000	49,011
Berkshire Hathaway Finance Corp., Gtd. Notes	2.88	3/15/2032	750,000	699,645
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	127,000	108,343
Berkshire Hathaway Finance Corp., Gtd. Notes	4.25	1/15/2049	252,000	216,577
Berkshire Hathaway Finance Corp., Gtd. Notes	4.40	5/15/2042	25,000	23,376
Berkshire Hathaway Finance Corp., Gtd. Notes	5.75	1/15/2040	175,000	190,640

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Insurance — .8% (continued)
Brighthouse Financial, Inc., Sr. Unscd. Notes	3.85	12/22/2051	145,000	94,630
Brighthouse Financial, Inc., Sr. Unscd. Notes(b)	5.63	5/15/2030	70,000	71,488
Brown & Brown Inc., Sr. Unscd. Notes	5.55	6/23/2035	200,000	205,998
Brown & Brown, Inc., Sr. Unscd. Notes	2.38	3/15/2031	40,000	35,654
Brown & Brown, Inc., Sr. Unscd. Notes	4.95	3/17/2052	30,000	26,491
Brown & Brown, Inc., Sr. Unscd. Notes	5.65	6/11/2034	613,000	634,307
Chubb INA Holdings LLC, Gtd. Notes	1.38	9/15/2030	125,000	109,724
Chubb INA Holdings LLC, Gtd. Notes	4.35	11/3/2045	435,000	385,837
Cincinnati Financial Corp., Sr. Unscd. Debs.	6.92	5/15/2028	110,000	117,565
CNA Financial Corp., Sr. Unscd. Notes	2.05	8/15/2030	50,000	44,780
CNA Financial Corp., Sr. Unscd. Notes	5.13	2/15/2034	200,000	201,001
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	220,000	218,172
Corebridge Financial, Inc., Sr. Unscd. Notes	3.90	4/5/2032	70,000	66,574
Corebridge Financial, Inc., Sr. Unscd. Notes	4.35	4/5/2042	10,000	8,649
Corebridge Financial, Inc., Sr. Unscd. Notes	4.40	4/5/2052	95,000	78,622
Corebridge Financial, Inc., Sr. Unscd. Notes	6.05	9/15/2033	102,000	108,764
Enstar Group Ltd., Sr. Unscd. Notes	3.10	9/1/2031	50,000	44,792
Equitable Holdings, Inc., Sr. Unscd. Notes	4.35	4/20/2028	45,000	45,111
Equitable Holdings, Inc., Sr. Unscd. Notes	5.00	4/20/2048	148,000	135,907
Everest Reinsurance Holdings, Inc., Sr. Unscd. Notes	3.13	10/15/2052	175,000	112,251
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	4.63	4/29/2030	25,000	25,091
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	4.85	4/17/2028	157,000	159,002
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes(c)	5.75	5/20/2035	300,000	312,741
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.00	12/7/2033	200,000	212,645
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.35	3/22/2054	30,000	31,745
Fidelity National Financial, Inc., Gtd. Notes	2.45	3/15/2031	140,000	123,961
Fidelity National Financial, Inc., Sr. Unscd. Notes	3.40	6/15/2030	137,000	130,199
Fidelity National Financial, Inc., Sr. Unscd. Notes	4.50	8/15/2028	74,000	74,287
First American Financial Corp., Sr. Unscd. Notes	4.00	5/15/2030	25,000	24,189
Globe Life, Inc., Sr. Unscd. Notes	2.15	8/15/2030	49,000	44,273
Jackson Financial, Inc., Sr. Unscd. Notes	4.00	11/23/2051	120,000	85,723
Kemper Corp., Sr. Unscd. Notes	2.40	9/30/2030	25,000	22,280
Kemper Corp., Sr. Unscd. Notes	3.80	2/23/2032	49,000	45,311
Lincoln National Corp., Sr. Unscd. Notes	3.40	3/1/2032	85,000	78,670
Lincoln National Corp., Sr. Unscd. Notes	5.85	3/15/2034	200,000	209,765
Lincoln National Corp., Sr. Unscd. Notes	6.30	10/9/2037	20,000	21,495
Loews Corp., Sr. Unscd. Notes	6.00	2/1/2035	50,000	54,060
Manulife Financial Corp., Sr. Unscd. Notes	5.38	3/4/2046	85,000	85,377
Manulife Financial Corp., Sub. Notes	4.06	2/24/2032	145,000	144,167
Markel Group, Inc., Sr. Unscd. Notes	4.15	9/17/2050	35,000	27,565
Markel Group, Inc., Sr. Unscd. Notes	4.30	11/1/2047	75,000	61,798
Markel Group, Inc., Sr. Unscd. Notes	5.00	4/5/2046	65,000	59,133
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	2.25	11/15/2030	50,000	45,481
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	2.38	12/15/2031	210,000	186,963
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	2.90	12/15/2051	306,000	197,344
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.75	3/15/2039	25,000	24,291
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	45,000	41,416
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.15	3/15/2034	200,000	206,178
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.70	9/15/2053	226,000	231,932
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.75	11/1/2032	60,000	64,400

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Insurance — .8% (continued)
MetLife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	70,000	58,644
MetLife, Inc., Sr. Unscd. Notes	4.13	8/13/2042	95,000	81,830
MetLife, Inc., Sr. Unscd. Notes	5.30	12/15/2034	250,000	260,433
MetLife, Inc., Sr. Unscd. Notes	5.70	6/15/2035	200,000	213,773
MetLife, Inc., Sr. Unscd. Notes	6.38	6/15/2034	100,000	111,590
MGIC Investment Corp., Sr. Unscd. Notes	5.25	8/15/2028	350,000	349,906
Old Republic International Corp., Sr. Unscd. Notes	3.85	6/11/2051	30,000	22,039
PartnerRe Finance B LLC, Gtd. Notes	3.70	7/2/2029	183,000	179,184
Primerica, Inc., Sr. Unscd. Notes	2.80	11/19/2031	50,000	45,215
Principal Financial Group, Inc., Gtd. Notes	3.10	11/15/2026	189,000	187,241
Prudential Financial Inc., Jr. Sub. Notes	6.50	3/15/2054	4,000	4,258
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	120,000	90,805
Prudential Financial, Inc., Sr. Unscd. Notes	3.88	3/27/2028	36,000	35,989
Prudential Financial, Inc., Sr. Unscd. Notes	3.91	12/7/2047	300,000	239,774
Prudential Financial, Inc., Sr. Unscd. Notes	3.94	12/7/2049	208,000	164,665
Prudential Financial, Inc., Sr. Unscd. Notes	4.42	3/27/2048	95,000	81,733
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	150,000	148,275
RenaissanceRe Finance, Inc., Gtd. Notes	3.45	7/1/2027	220,000	217,079
RenaissanceRe Holdings Ltd., Sr. Unscd. Notes	5.75	6/5/2033	41,000	42,915
Stewart Information Services Corp., Sr. Unscd. Notes	3.60	11/15/2031	135,000	120,854
The Allstate Corp., Sr. Unscd. Notes	4.50	6/15/2043	70,000	62,122
The Allstate Corp., Sr. Unscd. Notes	5.05	6/24/2029	500,000	514,622
The Allstate Corp., Sr. Unscd. Notes	5.25	3/30/2033	90,000	93,160
The Hanover Insurance Group, Inc., Sr. Unscd. Notes	2.50	9/1/2030	28,000	25,381
The Hartford Insurance Group, Inc., Sr. Unscd. Notes	3.60	8/19/2049	185,000	140,036
The Progressive Corp., Sr. Unscd. Notes	4.00	3/1/2029	31,000	31,031
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	235,000	198,464
The Progressive Corp., Sr. Unscd. Notes	4.20	3/15/2048	155,000	131,709
The Travelers Companies, Inc., Sr. Unscd. Notes	3.75	5/15/2046	50,000	39,960
The Travelers Companies, Inc., Sr. Unscd. Notes	4.00	5/30/2047	145,000	120,094
The Travelers Companies, Inc., Sr. Unscd. Notes	5.05	7/24/2035	500,000	509,727
The Travelers Companies, Inc., Sr. Unscd. Notes	5.35	11/1/2040	25,000	25,486
Travelers Property Casualty Corp., Gtd. Notes	6.38	3/15/2033	200,000	225,062
W.R. Berkley Corp., Sr. Unscd. Notes	4.75	8/1/2044	70,000	65,025
Willis North America, Inc., Gtd. Notes	4.65	6/15/2027	189,000	190,222
Willis North America, Inc., Gtd. Notes	5.05	9/15/2048	177,000	161,581
Willis North America, Inc., Gtd. Notes	5.35	5/15/2033	15,000	15,493
XL Group Ltd., Sr. Unscd. Bonds	5.25	12/15/2043	25,000	24,324
				15,976,313
Internet Software & Services — .4%
Alphabet, Inc., Sr. Unscd. Notes	0.80	8/15/2027	202,000	192,101
Alphabet, Inc., Sr. Unscd. Notes	1.90	8/15/2040	160,000	109,445
Alphabet, Inc., Sr. Unscd. Notes	2.05	8/15/2050	285,000	160,486
Alphabet, Inc., Sr. Unscd. Notes	2.25	8/15/2060	160,000	85,038
Amazon.com, Inc., Sr. Unscd. Notes	1.20	6/3/2027	185,000	177,763
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	117,000	104,847
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	225,000	213,335
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	180,000	110,489
Amazon.com, Inc., Sr. Unscd. Notes	2.88	5/12/2041	201,000	153,900
Amazon.com, Inc., Sr. Unscd. Notes	3.10	5/12/2051	227,000	155,686

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Internet Software & Services — .4% (continued)
Amazon.com, Inc., Sr. Unscd. Notes	3.15	8/22/2027	335,000	331,469
Amazon.com, Inc., Sr. Unscd. Notes	3.25	5/12/2061	160,000	106,093
Amazon.com, Inc., Sr. Unscd. Notes	3.30	4/13/2027	150,000	148,922
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	125,000	120,760
Amazon.com, Inc., Sr. Unscd. Notes	3.88	8/22/2037	521,000	478,813
Amazon.com, Inc., Sr. Unscd. Notes	3.95	4/13/2052	134,000	107,847
Amazon.com, Inc., Sr. Unscd. Notes	4.05	8/22/2047	297,000	249,430
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	190,000	150,961
Amazon.com, Inc., Sr. Unscd. Notes	4.25	8/22/2057	90,000	74,619
Amazon.com, Inc., Sr. Unscd. Notes	4.55	12/1/2027	245,000	248,507
Amazon.com, Inc., Sr. Unscd. Notes	4.65	12/1/2029	153,000	156,915
Amazon.com, Inc., Sr. Unscd. Notes	4.80	12/5/2034	50,000	51,499
Booking Holdings, Inc., Sr. Unscd. Notes	3.55	3/15/2028	25,000	24,734
eBay, Inc., Sr. Unscd. Notes	2.70	3/11/2030	17,000	15,906
eBay, Inc., Sr. Unscd. Notes	3.60	6/5/2027	155,000	153,896
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	28,000	21,030
eBay, Inc., Sr. Unscd. Notes	4.00	7/15/2042	175,000	145,833
eBay, Inc., Sr. Unscd. Notes	6.30	11/22/2032	60,000	65,916
Expedia Group, Inc., Gtd. Notes	3.80	2/15/2028	133,000	131,894
Expedia Group, Inc., Gtd. Notes	4.63	8/1/2027	30,000	30,187
Meta Platforms, Inc., Sr. Unscd. Notes	3.85	8/15/2032	220,000	212,260
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	291,400	243,985
Meta Platforms, Inc., Sr. Unscd. Notes	4.55	8/15/2031	250,000	253,643
Meta Platforms, Inc., Sr. Unscd. Notes	4.60	5/15/2028	70,000	71,155
Meta Platforms, Inc., Sr. Unscd. Notes	4.65	8/15/2062	260,000	215,973
Meta Platforms, Inc., Sr. Unscd. Notes	4.75	8/15/2034	250,000	251,333
Meta Platforms, Inc., Sr. Unscd. Notes	4.80	5/15/2030	100,000	102,860
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	495,000	493,623
Netflix, Inc., Sr. Unscd. Notes	4.88	4/15/2028	580,000	592,093
Netflix, Inc., Sr. Unscd. Notes	5.88	11/15/2028	321,000	337,564
Netflix, Inc., Sr. Unscd. Notes	6.38	5/15/2029	40,000	42,932
VeriSign, Inc., Sr. Unscd. Notes	4.75	7/15/2027	236,000	235,900
Weibo Corp., Sr. Unscd. Notes	3.38	7/8/2030	225,000	213,928
				7,545,570
Materials — .1%
Amcor Flexibles North America, Inc., Gtd. Notes	2.69	5/25/2031	172,000	156,606
Berry Global, Inc., Sr. Scd. Notes	1.65	1/15/2027	25,000	24,209
Berry Global, Inc., Sr. Scd. Notes	5.80	6/15/2031	250,000	264,897
Packaging Corp. of America, Sr. Unscd. Notes	3.00	12/15/2029	103,000	98,442
Packaging Corp. of America, Sr. Unscd. Notes	4.05	12/15/2049	54,000	43,493
Packaging Corp. of America, Sr. Unscd. Notes	5.70	12/1/2033	150,000	158,664
Sonoco Products Co., Sr. Unscd. Notes	2.25	2/1/2027	25,000	24,373
Sonoco Products Co., Sr. Unscd. Notes(b)	2.85	2/1/2032	101,000	90,531
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	50,000	49,783
				910,998
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	2.80	4/1/2031	331,000	297,113
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.50	6/1/2041	300,000	215,813

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Media — .5% (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.70	4/1/2051	140,000	91,044
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.85	4/1/2061	156,000	95,388
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.90	6/1/2052	45,000	29,544
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	4.40	12/1/2061	844,000	571,590
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	4.80	3/1/2050	230,000	178,872
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.13	7/1/2049	175,000	141,866
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.50	4/1/2063	150,000	121,911
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.83	10/23/2055	121,000	120,358
Comcast Corp., Gtd. Bonds	3.97	11/1/2047	50,000	38,417
Comcast Corp., Gtd. Notes	1.95	1/15/2031	172,000	152,239
Comcast Corp., Gtd. Notes	2.80	1/15/2051	255,000	152,580
Comcast Corp., Gtd. Notes	2.89	11/1/2051	160,000	96,748
Comcast Corp., Gtd. Notes	2.94	11/1/2056	400,000	232,314
Comcast Corp., Gtd. Notes	2.99	11/1/2063	185,000	103,048
Comcast Corp., Gtd. Notes	3.30	2/1/2027	120,000	118,947
Comcast Corp., Gtd. Notes	3.45	2/1/2050	120,000	82,474
Comcast Corp., Gtd. Notes	3.75	4/1/2040	250,000	207,977
Comcast Corp., Gtd. Notes	4.00	3/1/2048	150,000	115,736
Comcast Corp., Gtd. Notes	4.20	8/15/2034	150,000	142,617
Comcast Corp., Gtd. Notes	4.25	1/15/2033	50,000	48,733
Comcast Corp., Gtd. Notes	4.60	10/15/2038	125,000	116,413
Comcast Corp., Gtd. Notes	4.65	2/15/2033	50,000	49,951
Comcast Corp., Gtd. Notes	4.95	5/15/2032	200,000	203,714
Comcast Corp., Gtd. Notes(c)	5.17	1/15/2037	1,246,000	1,227,167
Comcast Corp., Gtd. Notes	5.50	5/15/2064	625,000	575,759
Comcast Corp., Gtd. Notes(b)	5.65	6/15/2035	125,000	131,079
Comcast Corp., Gtd. Notes	5.65	6/1/2054	85,000	81,382
Comcast Corp., Gtd. Notes	6.05	5/15/2055	200,000	201,994
Comcast Corp., Gtd. Notes	6.95	8/15/2037	100,000	115,335
FactSet Research Systems, Inc., Sr. Unscd. Notes	2.90	3/1/2027	175,000	171,979
Fox Corp., Sr. Unscd. Notes	4.71	1/25/2029	50,000	50,597
Fox Corp., Sr. Unscd. Notes	5.48	1/25/2039	100,000	100,558
Fox Corp., Sr. Unscd. Notes	5.58	1/25/2049	85,000	82,535
Grupo Televisa SAB, Sr. Unscd. Bonds	6.63	1/15/2040	121,000	110,991
Grupo Televisa SAB, Sr. Unscd. Notes	5.00	5/13/2045	100,000	69,545
Grupo Televisa SAB, Sr. Unscd. Notes	6.13	1/31/2046	250,000	200,465
Grupo Televisa SAB, Sr. Unscd. Notes	8.50	3/11/2032	100,000	109,406
NBCUniversal Media LLC, Gtd. Notes	4.45	1/15/2043	50,000	42,820
NBCUniversal Media LLC, Gtd. Notes	6.40	4/30/2040	50,000	54,661
Paramount Global, Gtd. Debs.	5.85	9/1/2043	130,000	116,647
Paramount Global, Gtd. Notes	4.60	1/15/2045	270,000	206,211
Paramount Global, Gtd. Notes	5.90	10/15/2040	160,000	146,954
The Walt Disney Company, Gtd. Notes	3.60	1/13/2051	215,000	163,733

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Media — .5% (continued)
The Walt Disney Company, Gtd. Notes	3.70	3/23/2027	600,000	599,124
The Walt Disney Company, Gtd. Notes	3.80	3/22/2030	250,000	247,565
The Walt Disney Company, Gtd. Notes	4.63	3/23/2040	211,000	203,041
The Walt Disney Company, Gtd. Notes	4.70	3/23/2050	271,000	247,278
The Walt Disney Company, Gtd. Notes	4.75	9/15/2044	50,000	46,465
Time Warner Cable LLC, Sr. Scd. Bonds	5.88	11/15/2040	600,000	557,405
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	100,000	102,451
Time Warner Cable LLC, Sr. Scd. Notes	5.50	9/1/2041	150,000	134,819
Time Warner Cable LLC, Sr. Scd. Notes	7.30	7/1/2038	149,800	161,405
TWDC Enterprises 18 Corp., Gtd. Notes	3.00	7/30/2046	285,000	200,609
TWDC Enterprises 18 Corp., Gtd. Notes	4.13	6/1/2044	70,000	59,634
TWDC Enterprises 18 Corp., Gtd. Notes, Ser. E	4.13	12/1/2041	155,000	135,721
				10,380,742
Metals & Mining — .2%
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	50,000	47,813
ArcelorMittal SA, Sr. Unscd. Notes	4.25	7/16/2029	95,000	94,946
ArcelorMittal SA, Sr. Unscd. Notes	6.55	11/29/2027	92,000	95,687
ArcelorMittal SA, Sr. Unscd. Notes	6.75	3/1/2041	148,000	161,815
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	157,000	166,868
BHP Billiton Finance USA Ltd., Gtd. Notes	4.90	2/28/2033	35,000	35,748
BHP Billiton Finance USA Ltd., Gtd. Notes	5.00	9/30/2043	30,000	28,894
BHP Billiton Finance USA Ltd., Gtd. Notes	5.10	9/8/2028	110,000	113,080
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2030	55,000	57,306
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	329,000	342,255
BHP Billiton Finance USA Ltd., Gtd. Notes	5.30	2/21/2035	250,000	259,208
BHP Billiton Finance USA Ltd., Gtd. Notes	5.50	9/8/2053	140,000	142,365
Freeport-McMoRan, Inc., Gtd. Notes	4.25	3/1/2030	205,000	203,363
Freeport-McMoRan, Inc., Gtd. Notes	4.38	8/1/2028	125,000	124,623
Freeport-McMoRan, Inc., Gtd. Notes	5.00	9/1/2027	25,000	25,013
Freeport-McMoRan, Inc., Gtd. Notes	5.25	9/1/2029	132,000	134,078
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	20,000	19,408
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	50,000	31,370
Nucor Corp., Sr. Unscd. Notes	4.30	5/23/2027	10,000	10,045
Nucor Corp., Sr. Unscd. Notes	4.40	5/1/2048	100,000	86,189
Nucor Corp., Sr. Unscd. Notes	5.10	6/1/2035	200,000	204,227
Rio Tinto Alcan, Inc., Sr. Unscd. Debs.	7.25	3/15/2031	176,000	201,969
Rio Tinto Alcan, Inc., Sr. Unscd. Notes	6.13	12/15/2033	100,000	109,966
Rio Tinto Finance USA PLC, Gtd. Notes	5.00	3/14/2032	200,000	206,185
Rio Tinto Finance USA PLC, Gtd. Notes	5.00	3/9/2033	55,000	56,596
Rio Tinto Finance USA PLC, Gtd. Notes	5.13	3/9/2053	155,000	147,480
Rio Tinto Finance USA PLC, Gtd. Notes	5.25	3/14/2035	200,000	206,764
Rio Tinto Finance USA PLC, Gtd. Notes	5.75	3/14/2055	150,000	154,986
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	305,000	295,857
Southern Copper Corp., Sr. Unscd. Notes	7.50	7/27/2035	290,000	345,208
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	1/15/2031	37,000	35,023
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	567,000	547,057
				4,691,392
Municipal Securities — .3%
Bay Area Toll Authority, Revenue Bonds, Ser. S1	7.04	4/1/2050	10,000	11,688
Bay Area Toll Authority, Revenue Bonds, Ser. S3	6.91	10/1/2050	380,000	440,471

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Municipal Securities — .3% (continued)
California, GO	5.13	9/1/2029	100,000	104,590
California, GO	7.50	4/1/2034	75,000	88,048
California, GO	7.60	11/1/2040	15,000	18,586
California, GO	7.63	3/1/2040	385,000	469,799
California, GO (Build America Bonds)	7.30	10/1/2039	85,000	99,701
California State University, Revenue Bonds, Refunding, Ser. B	2.72	11/1/2052	50,000	33,707
California State University, Revenue Bonds, Refunding, Ser. B	2.98	11/1/2051	15,000	10,575
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bonds, Ser. A	6.90	12/1/2040	93,855	105,812
Commonwealth of Massachusetts, GO	5.46	12/1/2039	320,000	330,359
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	2.84	11/1/2046	175,000	129,151
Dallas Fort Worth International Airport, Revenue Bonds, Ser. A	4.09	11/1/2051	100,000	82,988
Dallas Fort Worth International Airport, Revenue Bonds, Ser. A	4.51	11/1/2051	40,000	35,381
Idaho Energy Resources Authority, Revenue Bonds	2.86	9/1/2046	45,000	32,247
Illinois, GO	5.10	6/1/2033	17,451	17,786
Indiana Finance Authority, Revenue Bonds, Refunding (Ohio River Bridges East End Crossing Project)	3.05	1/1/2051	65,000	49,057
Los Angeles Department of Airports Customer Facility Charge, Revenue Bonds (Consolidated Rental Car Facility Project) (Insured; Assured Guaranty Corp.) Ser. A	4.24	5/15/2048	620,000	539,859
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Louisiana Utilities Restoration Corporation Project)	4.48	8/1/2039	100,000	91,545
Michigan State University, Revenue Bonds, Ser. A	4.17	8/15/2122	100,000	75,328
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Washington University) Ser. A	3.23	5/15/2050	500,000	362,675
Municipal Electric Authority of Georgia, Revenue Bonds, Refunding	6.64	4/1/2057	97,000	106,511
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	7.10	1/1/2041	345,000	403,449
New Jersey Turnpike Authority, Revenue Bonds, Ser. F	7.41	1/1/2040	200,000	241,980
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.44	6/15/2043	790,000	788,815
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.72	6/15/2042	225,000	230,982
North Texas Tollway Authority, Revenue Bonds, Ser. B	6.72	1/1/2049	15,000	16,896
Port Authority of New York & New Jersey, Revenue Bonds	3.14	2/15/2051	250,000	185,215
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	4.46	10/1/2062	150,000	129,393
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 181	4.96	8/1/2046	100,000	96,623
Regents of the University of California Medical Center, Revenue Bonds, Refunding, Ser. F	6.58	5/15/2049	315,000	342,181
Regents of the University of California Medical Center, Revenue Bonds, Ser. N	3.01	5/15/2050	465,000	314,037
Rutgers The State University of New Jersey, Revenue Bonds, Refunding, Ser. R	3.27	5/1/2043	60,000	49,456
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. B	3.59	1/1/2043	30,000	25,991
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. B	3.82	1/1/2048	170,000	136,830
San Diego County Regional Transportation Commission, Revenue Bonds	5.91	4/1/2048	45,000	46,758
San Francisco Public Utilities Commission, Revenue Bonds	6.95	11/1/2050	110,000	124,149
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	100,000	96,464
Texas Natural Gas Securitization Finance Corp., Revenue Bonds	5.17	4/1/2041	50,000	51,366
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project) Ser. B	3.92	12/31/2049	10,000	8,132
The Ohio State University, Revenue Bonds, Ser. A	4.80	6/1/2111	10,000	8,709
The Ohio State University, Revenue Bonds, Ser. C	4.91	6/1/2040	50,000	49,382
University of Michigan, Revenue Bonds, Ser. A	4.45	4/1/2122	50,000	40,520

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Municipal Securities — .3% (continued)
University of Michigan, Revenue Bonds, Ser. B	2.44	4/1/2040	54,000	41,108
University of Virginia, Revenue Bonds, Refunding, Ser. B	2.58	11/1/2051	100,000	63,354
				6,727,654
Real Estate — .9%
Agree LP, Gtd. Notes	2.00	6/15/2028	410,000	388,656
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	78,000	66,894
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.00	5/18/2051	152,000	93,537
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.38	8/15/2031	40,000	37,328
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.55	3/15/2052	130,000	89,127
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.95	1/15/2027	50,000	49,775
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	200,000	193,752
American Assets Trust LP, Gtd. Notes	3.38	2/1/2031	50,000	45,570
American Homes 4 Rent LP, Sr. Unscd. Notes	3.38	7/15/2051	92,000	62,789
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	7/15/2034	250,000	258,231
American Tower Corp., Sr. Unscd. Notes	1.88	10/15/2030	25,000	22,153
American Tower Corp., Sr. Unscd. Notes	2.10	6/15/2030	25,000	22,596
American Tower Corp., Sr. Unscd. Notes	2.30	9/15/2031	25,000	22,140
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	35,000	31,949
American Tower Corp., Sr. Unscd. Notes	2.90	1/15/2030	75,000	70,833
American Tower Corp., Sr. Unscd. Notes	2.95	1/15/2051	87,000	56,221
American Tower Corp., Sr. Unscd. Notes	3.10	6/15/2050	95,000	63,950
American Tower Corp., Sr. Unscd. Notes	3.70	10/15/2049	20,000	15,041
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	57,000	55,946
American Tower Corp., Sr. Unscd. Notes	3.95	3/15/2029	596,000	590,146
American Tower Corp., Sr. Unscd. Notes	5.00	1/31/2030	100,000	102,395
American Tower Corp., Sr. Unscd. Notes	5.25	7/15/2028	69,000	70,850
American Tower Corp., Sr. Unscd. Notes	5.40	1/31/2035	120,000	123,609
American Tower Corp., Sr. Unscd. Notes	5.50	3/15/2028	55,000	56,564
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	95,000	99,366
American Tower Corp., Sr. Unscd. Notes	5.90	11/15/2033	39,000	41,739
AvalonBay Communities, Inc., Sr. Unscd. Notes	3.30	6/1/2029	50,000	48,529
AvalonBay Communities, Inc., Sr. Unscd. Notes	5.00	2/15/2033	50,000	51,158
AvalonBay Communities, Inc., Sr. Unscd. Notes	5.30	12/7/2033	300,000	312,257
Boston Properties LP, Sr. Unscd. Notes	2.55	4/1/2032	122,000	105,635
Boston Properties LP, Sr. Unscd. Notes	3.25	1/30/2031	426,000	396,698
Boston Properties LP, Sr. Unscd. Notes	3.40	6/21/2029	27,000	25,975
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	575,000	576,030
Brixmor Operating Partnership LP, Sr. Unscd. Notes	2.50	8/16/2031	190,000	169,104
Broadstone NET Lease LLC, Gtd. Notes	2.60	9/15/2031	15,000	13,181
Camden Property Trust, Sr. Unscd. Notes	3.35	11/1/2049	35,000	25,131
Camden Property Trust, Sr. Unscd. Notes	4.10	10/15/2028	40,000	40,066
Camden Property Trust, Sr. Unscd. Notes	5.85	11/3/2026	50,000	50,833
CBRE Services, Inc., Gtd. Notes	5.95	8/15/2034	15,000	16,022
COPT Defense Properties LP, Gtd. Notes	2.00	1/15/2029	52,000	48,384
Cousins Properties LP, Gtd. Notes	5.88	10/1/2034	140,000	146,113
Crown Castle, Inc., Sr. Unscd. Bonds	3.80	2/15/2028	50,000	49,458
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	285,000	253,865
Crown Castle, Inc., Sr. Unscd. Notes	2.50	7/15/2031	363,000	323,167
Crown Castle, Inc., Sr. Unscd. Notes	3.10	11/15/2029	156,000	148,367
Crown Castle, Inc., Sr. Unscd. Notes	3.25	1/15/2051	130,000	87,251

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Real Estate — .9% (continued)
Crown Castle, Inc., Sr. Unscd. Notes	4.00	11/15/2049	150,000	115,355
Crown Castle, Inc., Sr. Unscd. Notes	4.15	7/1/2050	15,000	11,903
Crown Castle, Inc., Sr. Unscd. Notes	4.30	2/15/2029	50,000	49,793
Crown Castle, Inc., Sr. Unscd. Notes	5.00	1/11/2028	50,000	50,688
Crown Castle, Inc., Sr. Unscd. Notes	5.10	5/1/2033	127,000	128,623
CubeSmart LP, Gtd. Notes	5.13	11/1/2035	200,000	199,175
Digital Realty Trust LP, Gtd. Bonds	3.70	8/15/2027	260,000	258,167
Digital Realty Trust LP, Gtd. Notes	4.45	7/15/2028	95,000	95,567
DOC DR LLC, Gtd. Notes	3.95	1/15/2028	25,000	24,811
EPR Properties, Gtd. Notes	4.50	6/1/2027	50,000	50,023
Equinix, Inc., Sr. Unscd. Notes	2.50	5/15/2031	122,000	110,103
Equinix, Inc., Sr. Unscd. Notes	2.90	11/18/2026	54,000	53,303
Equinix, Inc., Sr. Unscd. Notes	2.95	9/15/2051	155,000	99,244
Equinix, Inc., Sr. Unscd. Notes	3.00	7/15/2050	100,000	65,474
Equinix, Inc., Sr. Unscd. Notes	3.40	2/15/2052	70,000	49,082
Equinix, Inc., Sr. Unscd. Notes	3.90	4/15/2032	50,000	48,037
ERP Operating LP, Sr. Unscd. Notes	4.00	8/1/2047	25,000	20,389
ERP Operating LP, Sr. Unscd. Notes	4.15	12/1/2028	200,000	200,693
ERP Operating LP, Sr. Unscd. Notes	4.50	7/1/2044	120,000	107,056
Essex Portfolio LP, Gtd. Notes	2.55	6/15/2031	310,000	279,019
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	500,000	446,471
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	470,000	408,828
Extra Space Storage LP, Gtd. Notes	4.00	6/15/2029	125,000	123,761
Extra Space Storage LP, Gtd. Notes	5.40	6/15/2035	110,000	112,569
Extra Space Storage LP, Gtd. Notes	5.50	7/1/2030	60,000	62,484
Federal Realty OP LP, Sr. Unscd. Notes	3.20	6/15/2029	76,000	72,906
Federal Realty OP LP, Sr. Unscd. Notes	3.50	6/1/2030	100,000	96,279
Federal Realty OP LP, Sr. Unscd. Notes	4.50	12/1/2044	40,000	35,272
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.25	1/15/2032	130,000	116,735
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.00	1/15/2030	140,000	135,409
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.63	9/15/2034	50,000	50,532
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.75	6/1/2028	45,000	46,243
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	6.75	12/1/2033	145,000	156,664
Healthpeak OP LLC, Gtd. Notes	5.25	12/15/2032	100,000	102,738
Highwoods Realty LP, Sr. Unscd. Notes	3.05	2/15/2030	50,000	46,405
Highwoods Realty LP, Sr. Unscd. Notes	3.88	3/1/2027	44,000	43,563
Highwoods Realty LP, Sr. Unscd. Notes	7.65	2/1/2034	629,000	717,506
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	7/1/2034	207,000	212,256
Invitation Homes Operating Partnership LP, Gtd. Notes	2.30	11/15/2028	71,000	67,162
Jones Lang Lasalle, Inc., Sr. Unscd. Notes	6.88	12/1/2028	50,000	53,627
Kilroy Realty LP, Gtd. Notes	6.25	1/15/2036	200,000	206,217
Kimco Realty OP LLC, Gtd. Notes	3.70	10/1/2049	95,000	71,688
Kimco Realty OP LLC, Gtd. Notes	6.40	3/1/2034	10,000	11,034
Mid-America Apartments LP, Sr. Unscd. Notes	3.60	6/1/2027	40,000	39,747
National Health Investors, Inc., Gtd. Notes	3.00	2/1/2031	95,000	85,627
NNN REIT, Inc., Sr. Unscd. Notes	3.00	4/15/2052	76,000	48,378
NNN REIT, Inc., Sr. Unscd. Notes	3.50	4/15/2051	25,000	17,692
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	10,000	10,464
OMEGA Healthcare Investors, Inc., Gtd. Notes	3.63	10/1/2029	115,000	110,497
OMEGA Healthcare Investors, Inc., Gtd. Notes	4.50	4/1/2027	95,000	95,309

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Real Estate — .9% (continued)
OMEGA Healthcare Investors, Inc., Gtd. Notes	4.75	1/15/2028	25,000	25,169
ProLogis LP, Sr. Unscd. Notes	1.75	2/1/2031	10,000	8,801
ProLogis LP, Sr. Unscd. Notes	2.88	11/15/2029	267,000	254,343
ProLogis LP, Sr. Unscd. Notes	4.88	6/15/2028	315,000	321,898
ProLogis LP, Sr. Unscd. Notes	5.13	1/15/2034	275,000	282,346
ProLogis LP, Sr. Unscd. Notes	5.25	3/15/2054	300,000	291,309
Public Storage Operating Co., Gtd. Notes	1.50	11/9/2026	565,000	551,343
Public Storage Operating Co., Gtd. Notes	1.95	11/9/2028	500,000	470,834
Public Storage Operating Co., Gtd. Notes	3.39	5/1/2029	105,000	102,578
Public Storage Operating Co., Gtd. Notes	5.10	8/1/2033	46,000	47,735
Rayonier LP, Gtd. Notes	2.75	5/17/2031	65,000	58,570
Realty Income Corp., Gtd. Notes(b)	3.40	1/15/2030	110,000	106,589
Realty Income Corp., Gtd. Notes	4.00	7/15/2029	203,000	202,028
Realty Income Corp., Sr. Unscd. Notes	2.70	2/15/2032	25,000	22,493
Realty Income Corp., Sr. Unscd. Notes	3.00	1/15/2027	50,000	49,374
Realty Income Corp., Sr. Unscd. Notes	3.20	2/15/2031	10,000	9,435
Realty Income Corp., Sr. Unscd. Notes	3.25	6/15/2029	151,000	146,354
Realty Income Corp., Sr. Unscd. Notes	3.40	1/15/2028	55,000	54,266
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	60,000	59,893
Realty Income Corp., Sr. Unscd. Notes	4.65	3/15/2047	171,000	153,471
Realty Income Corp., Sr. Unscd. Notes(b)	4.90	7/15/2033	60,000	60,775
Regency Centers LP, Gtd. Notes	2.95	9/15/2029	130,000	124,412
Regency Centers LP, Gtd. Notes	4.40	2/1/2047	25,000	21,649
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	40,000	34,921
Sabra Health Care LP, Gtd. Notes	3.90	10/15/2029	202,000	196,277
Safehold GL Holdings LLC, Gtd. Notes(b)	2.80	6/15/2031	44,000	40,537
Simon Property Group LP, Sr. Unscd. Notes	2.20	2/1/2031	316,000	284,330
Simon Property Group LP, Sr. Unscd. Notes	2.45	9/13/2029	125,000	117,520
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	15,000	13,999
Simon Property Group LP, Sr. Unscd. Notes	3.25	11/30/2026	37,000	36,741
Simon Property Group LP, Sr. Unscd. Notes(b)	3.25	9/13/2049	102,000	71,384
Simon Property Group LP, Sr. Unscd. Notes	3.38	6/15/2027	48,000	47,579
Simon Property Group LP, Sr. Unscd. Notes	3.38	12/1/2027	90,000	88,986
Simon Property Group LP, Sr. Unscd. Notes	4.75	9/26/2034	100,000	99,335
Simon Property Group LP, Sr. Unscd. Notes	4.75	3/15/2042	70,000	64,664
Simon Property Group LP, Sr. Unscd. Notes	5.13	10/1/2035	200,000	202,626
Simon Property Group LP, Sr. Unscd. Notes	5.50	3/8/2033	30,000	31,608
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	54,903
Store Capital LLC, Sr. Unscd. Notes	2.70	12/1/2031	78,000	68,454
Store Capital LLC, Sr. Unscd. Notes	2.75	11/18/2030	20,000	18,206
Sun Communities Operating LP, Gtd. Notes	4.20	4/15/2032	35,000	34,113
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	90,000	80,987
UDR, Inc., Gtd. Notes	2.10	8/1/2032	25,000	21,373
UDR, Inc., Gtd. Notes	3.00	8/15/2031	50,000	46,253
Ventas Realty LP, Gtd. Notes	3.00	1/15/2030	15,000	14,212
Ventas Realty LP, Gtd. Notes	4.40	1/15/2029	228,000	228,577
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	10,000	8,881
VICI Properties LP, Sr. Unscd. Notes	4.95	2/15/2030	315,000	318,312
VICI Properties LP, Sr. Unscd. Notes	5.63	5/15/2052	208,000	196,782
Welltower OP LLC, Gtd. Notes	2.75	1/15/2031	237,000	219,828

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Real Estate — .9% (continued)
Welltower OP LLC, Gtd. Notes	3.10	1/15/2030	52,000	49,777
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	11/15/2029	375,000	370,512
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	4/15/2030	15,000	14,784
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	3/9/2052	41,000	32,090
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	50,000	41,811
WP Carey, Inc., Sr. Unscd. Notes	3.85	7/15/2029	25,000	24,596
				18,039,572
Retailing — .7%
AutoNation, Inc., Sr. Unscd. Notes	1.95	8/1/2028	45,000	42,178
AutoNation, Inc., Sr. Unscd. Notes	5.89	3/15/2035	100,000	103,242
AutoZone, Inc., Sr. Unscd. Notes	4.00	4/15/2030	75,000	74,080
AutoZone, Inc., Sr. Unscd. Notes	4.50	2/1/2028	19,000	19,174
AutoZone, Inc., Sr. Unscd. Notes	6.25	11/1/2028	411,000	434,652
Best Buy Co., Inc., Sr. Unscd. Notes	4.45	10/1/2028	308,000	310,448
Costco Wholesale Corp., Sr. Unscd. Notes	1.38	6/20/2027	70,000	67,414
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	333,000	329,466
Darden Restaurants, Inc., Sr. Unscd. Notes	3.85	5/1/2027	260,000	258,851
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes(b)	3.15	1/15/2032	80,000	73,447
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes	4.10	1/15/2052	85,000	63,338
Dollar General Corp., Sr. Unscd. Notes	3.50	4/3/2030	50,000	48,083
Dollar General Corp., Sr. Unscd. Notes	4.13	4/3/2050	153,000	121,125
Dollar General Corp., Sr. Unscd. Notes	4.63	11/1/2027	110,000	110,828
Dollar General Corp., Sr. Unscd. Notes	5.20	7/5/2028	10,000	10,229
Dollar General Corp., Sr. Unscd. Notes	5.45	7/5/2033	315,000	325,561
Dollar Tree, Inc., Sr. Unscd. Notes	3.38	12/1/2051	25,000	17,077
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	136,000	135,446
Genuine Parts Co., Sr. Unscd. Notes	2.75	2/1/2032	20,000	17,568
Lowe’s Companies, Inc., Sr. Unscd. Notes	1.70	9/15/2028	420,000	393,288
Lowe’s Companies, Inc., Sr. Unscd. Notes	1.70	10/15/2030	40,000	35,295
Lowe’s Companies, Inc., Sr. Unscd. Notes	2.63	4/1/2031	110,000	100,455
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.00	10/15/2050	85,000	55,123
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.50	4/1/2051	107,000	75,945
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.70	4/15/2046	433,000	332,284
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.75	4/1/2032	305,000	291,067
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.00	10/15/2028	1,040,000	1,037,842
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.05	5/3/2047	105,000	84,320
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.25	4/1/2052	209,000	167,001
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.45	4/1/2062	129,000	103,002
Lowe’s Companies, Inc., Sr. Unscd. Notes	5.80	9/15/2062	40,000	39,881
McDonald’s Corp., Sr. Unscd. Notes	2.63	9/1/2029	341,000	323,631
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	115,000	86,000
McDonald’s Corp., Sr. Unscd. Notes	3.80	4/1/2028	25,000	24,873
McDonald’s Corp., Sr. Unscd. Notes	4.20	4/1/2050	175,000	143,453
McDonald’s Corp., Sr. Unscd. Notes	4.45	3/1/2047	241,000	208,275
McDonald’s Corp., Sr. Unscd. Notes	4.45	9/1/2048	240,000	206,535
McDonald’s Corp., Sr. Unscd. Notes	4.70	12/9/2035	269,000	267,006
McDonald’s Corp., Sr. Unscd. Notes(b)	4.95	8/14/2033	125,000	128,823
McDonald’s Corp., Sr. Unscd. Notes	5.45	8/14/2053	115,000	113,436
McDonald’s Corp., Sr. Unscd. Notes	6.30	3/1/2038	135,000	149,682
O’Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	20,000	17,416

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Retailing — .7% (continued)
O’Reilly Automotive, Inc., Sr. Unscd. Notes	3.60	9/1/2027	50,000	49,560
O’Reilly Automotive, Inc., Sr. Unscd. Notes	3.90	6/1/2029	45,000	44,547
O’Reilly Automotive, Inc., Sr. Unscd. Notes	5.75	11/20/2026	100,000	101,639
Starbucks Corp., Sr. Unscd. Notes	2.00	3/12/2027	120,000	116,722
Starbucks Corp., Sr. Unscd. Notes	3.35	3/12/2050	50,000	34,760
Starbucks Corp., Sr. Unscd. Notes	3.50	11/15/2050	102,000	73,120
Starbucks Corp., Sr. Unscd. Notes	3.55	8/15/2029	168,000	164,738
Starbucks Corp., Sr. Unscd. Notes	3.75	12/1/2047	150,000	114,984
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	40,000	33,635
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	165,000	167,173
Target Corp., Sr. Unscd. Notes	2.35	2/15/2030	40,000	37,317
Target Corp., Sr. Unscd. Notes	2.95	1/15/2052	120,000	78,693
Target Corp., Sr. Unscd. Notes	3.38	4/15/2029	223,000	218,471
Target Corp., Sr. Unscd. Notes(b)	4.50	9/15/2032	100,000	100,641
Target Corp., Sr. Unscd. Notes	4.80	1/15/2053	265,000	240,158
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	127,000	109,822
The Home Depot, Inc., Sr. Unscd. Notes	2.38	3/15/2051	271,000	158,527
The Home Depot, Inc., Sr. Unscd. Notes	2.70	4/15/2030	168,000	158,557
The Home Depot, Inc., Sr. Unscd. Notes	2.95	6/15/2029	125,000	120,696
The Home Depot, Inc., Sr. Unscd. Notes	3.50	9/15/2056	15,000	10,711
The Home Depot, Inc., Sr. Unscd. Notes	3.63	4/15/2052	150,000	112,049
The Home Depot, Inc., Sr. Unscd. Notes	4.25	4/1/2046	400,000	344,059
The Home Depot, Inc., Sr. Unscd. Notes	4.50	9/15/2032	600,000	608,259
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	839,000	859,112
The Home Depot, Inc., Sr. Unscd. Notes	4.95	6/25/2034	640,000	655,630
The TJX Companies, Inc., Sr. Unscd. Notes	1.15	5/15/2028	10,000	9,337
The TJX Companies, Inc., Sr. Unscd. Notes	1.60	5/15/2031	102,000	89,370
Tractor Supply Co., Sr. Unscd. Notes	5.25	5/15/2033	15,000	15,514
Walmart, Inc., Sr. Unscd. Notes	1.50	9/22/2028	60,000	56,370
Walmart, Inc., Sr. Unscd. Notes	2.50	9/22/2041	100,000	72,426
Walmart, Inc., Sr. Unscd. Notes	2.65	9/22/2051	285,000	182,500
Walmart, Inc., Sr. Unscd. Notes	2.95	9/24/2049	213,000	148,588
Walmart, Inc., Sr. Unscd. Notes	3.70	6/26/2028	50,000	50,010
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	15,000	15,053
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	10,000	9,349
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	105,000	105,670
Walmart, Inc., Sr. Unscd. Notes	4.05	6/29/2048	213,000	179,961
Walmart, Inc., Sr. Unscd. Notes	4.10	4/15/2033	525,000	522,566
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	129,000	115,754
Walmart, Inc., Sr. Unscd. Notes	5.25	9/1/2035	70,000	74,070
				13,306,958
Semiconductors & Semiconductor Equipment — .6%
Analog Devices, Inc., Sr. Unscd. Notes	1.70	10/1/2028	200,000	187,644
Analog Devices, Inc., Sr. Unscd. Notes	2.95	10/1/2051	200,000	132,106
Analog Devices, Inc., Sr. Unscd. Notes	3.45	6/15/2027	202,000	200,417
Applied Materials, Inc., Sr. Unscd. Notes(b)	5.10	10/1/2035	330,000	342,042
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	387,000	383,100
Broadcom, Inc., Gtd. Notes	1.95	2/15/2028	30,000	28,646
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	200,000	182,465
Broadcom, Inc., Gtd. Notes	2.60	2/15/2033	70,000	61,549

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Semiconductors & Semiconductor Equipment — .6% (continued)
Broadcom, Inc., Gtd. Notes	3.50	2/15/2041	205,000	169,135
Broadcom, Inc., Gtd. Notes	4.11	9/15/2028	233,000	233,260
Broadcom, Inc., Sr. Unscd. Notes(c)	3.19	11/15/2036	275,000	234,715
Broadcom, Inc., Sr. Unscd. Notes	3.47	4/15/2034	1,099,000	1,006,222
Broadcom, Inc., Sr. Unscd. Notes(c)	4.00	4/15/2029	50,000	49,772
Broadcom, Inc., Sr. Unscd. Notes(c)	4.15	4/15/2032	165,000	161,570
Broadcom, Inc., Sr. Unscd. Notes	4.60	7/15/2030	200,000	202,822
Broadcom, Inc., Sr. Unscd. Notes	4.80	2/15/2036	1,130,000	1,120,406
Broadcom, Inc., Sr. Unscd. Notes	4.90	7/15/2032	200,000	204,336
Broadcom, Inc., Sr. Unscd. Notes(c)	4.93	5/15/2037	50,000	49,901
Broadcom, Inc., Sr. Unscd. Notes	5.15	11/15/2031	295,000	306,892
Broadcom, Inc., Sr. Unscd. Notes	5.20	7/15/2035	100,000	102,968
Intel Corp., Sr. Unscd. Notes	2.45	11/15/2029	155,000	144,174
Intel Corp., Sr. Unscd. Notes	2.80	8/12/2041	50,000	35,175
Intel Corp., Sr. Unscd. Notes	3.10	2/15/2060	170,000	99,427
Intel Corp., Sr. Unscd. Notes	3.20	8/12/2061	50,000	29,773
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	50,000	33,117
Intel Corp., Sr. Unscd. Notes	3.73	12/8/2047	355,000	260,787
Intel Corp., Sr. Unscd. Notes	3.90	3/25/2030	150,000	146,939
Intel Corp., Sr. Unscd. Notes	4.00	8/5/2029	200,000	197,693
Intel Corp., Sr. Unscd. Notes	4.00	12/15/2032	764,000	728,254
Intel Corp., Sr. Unscd. Notes	4.10	5/19/2046	75,000	58,799
Intel Corp., Sr. Unscd. Notes	4.60	3/25/2040	95,000	85,961
Intel Corp., Sr. Unscd. Notes	4.75	3/25/2050	150,000	126,760
Intel Corp., Sr. Unscd. Notes	4.90	8/5/2052	70,000	59,978
Intel Corp., Sr. Unscd. Notes	4.95	3/25/2060	50,000	42,497
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	130,000	109,678
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	50,000	51,312
Intel Corp., Sr. Unscd. Notes(b)	5.20	2/10/2033	550,000	561,079
Intel Corp., Sr. Unscd. Notes	5.63	2/10/2043	50,000	49,190
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	70,000	67,273
KLA Corp., Sr. Unscd. Notes	3.30	3/1/2050	50,000	35,690
KLA Corp., Sr. Unscd. Notes	4.10	3/15/2029	50,000	50,101
KLA Corp., Sr. Unscd. Notes	5.25	7/15/2062	221,000	212,714
LAM Research Corp., Sr. Unscd. Notes	2.88	6/15/2050	25,000	16,640
LAM Research Corp., Sr. Unscd. Notes	3.13	6/15/2060	115,000	73,961
Marvell Technology, Inc., Gtd. Notes	4.75	7/15/2030	50,000	50,610
Micron Technology, Inc., Sr. Unscd. Notes	3.37	11/1/2041	150,000	115,673
Micron Technology, Inc., Sr. Unscd. Notes	4.66	2/15/2030	48,000	48,481
Micron Technology, Inc., Sr. Unscd. Notes	5.65	11/1/2032	149,000	156,280
Micron Technology, Inc., Sr. Unscd. Notes	5.88	2/9/2033	50,000	53,063
NVIDIA Corp., Sr. Unscd. Notes	1.55	6/15/2028	222,000	209,911
NVIDIA Corp., Sr. Unscd. Notes	2.00	6/15/2031	220,000	197,768
NVIDIA Corp., Sr. Unscd. Notes	2.85	4/1/2030	124,000	118,483
NVIDIA Corp., Sr. Unscd. Notes	3.50	4/1/2040	175,000	150,089
NXP BV/NXP Funding LLC, Gtd. Notes	5.55	12/1/2028	40,000	41,358
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	5/11/2041	25,000	18,965
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	11/30/2051	80,000	53,605
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	6/18/2029	20,000	19,939
QUALCOMM, Inc., Sr. Unscd. Notes	2.15	5/20/2030	100,000	91,905

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Semiconductors & Semiconductor Equipment — .6% (continued)
QUALCOMM, Inc., Sr. Unscd. Notes	3.25	5/20/2050	50,000	35,396
QUALCOMM, Inc., Sr. Unscd. Notes	4.30	5/20/2047	355,000	304,418
QUALCOMM, Inc., Sr. Unscd. Notes	5.00	5/20/2035	200,000	204,087
QUALCOMM, Inc., Sr. Unscd. Notes	6.00	5/20/2053	60,000	64,295
Texas Instruments, Inc., Sr. Unscd. Notes	1.90	9/15/2031	50,000	44,171
Texas Instruments, Inc., Sr. Unscd. Notes	4.15	5/15/2048	450,000	375,245
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/15/2028	718,000	729,507
Texas Instruments, Inc., Sr. Unscd. Notes	5.00	3/14/2053	65,000	60,828
Texas Instruments, Inc., Sr. Unscd. Notes	5.05	5/18/2063	135,000	123,978
TSMC Arizona Corp., Gtd. Notes	2.50	10/25/2031	260,000	236,616
Xilinx, Inc., Gtd. Notes	2.38	6/1/2030	40,000	37,081
				12,178,692
Supranational Bank — 1.2%
African Development Bank, Jr. Sub. Notes(d)	5.75	5/7/2034	460,000	464,560
African Development Bank, Sr. Unscd. Notes	4.38	11/3/2027	1,385,000	1,403,766
African Development Bank, Sr. Unscd. Notes	4.63	1/4/2027	100,000	100,958
African Development Bank, Unscd. Notes	4.50	6/12/2035	100,000	102,622
Asian Development Bank, Sr. Unscd. Bonds	6.22	8/15/2027	317,000	328,843
Asian Development Bank, Sr. Unscd. Notes	1.50	1/20/2027	725,000	705,847
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	10,000	8,894
Asian Development Bank, Sr. Unscd. Notes	1.75	9/19/2029	150,000	139,477
Asian Development Bank, Sr. Unscd. Notes	2.63	1/12/2027	100,000	98,683
Asian Development Bank, Sr. Unscd. Notes	3.13	8/20/2027	530,000	525,087
Asian Development Bank, Sr. Unscd. Notes	3.13	9/26/2028	273,000	269,063
Asian Development Bank, Sr. Unscd. Notes	3.88	6/14/2033	750,000	743,686
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2027	100,000	100,421
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2034	200,000	201,150
Asian Development Bank, Sr. Unscd. Notes(b)	4.50	8/25/2028	915,000	935,973
Corp Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	370,000	381,034
Corp. Andina de Fomento, Sr. Unscd. Notes	2.25	2/8/2027	338,000	330,425
Council of Europe Development Bank, Sr. Unscd. Bonds	3.63	1/26/2028	75,000	74,922
European Bank for Reconstruction & Development, Notes	4.38	3/9/2028	728,000	739,491
European Bank for Reconstruction & Development, Sr. Unscd. Notes	4.25	3/13/2034	475,000	481,383
European Investment Bank, Sr. Unscd. Bonds	3.25	11/15/2027	645,000	640,141
European Investment Bank, Sr. Unscd. Bonds	3.63	7/15/2030	900,000	895,517
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000	98,716
European Investment Bank, Sr. Unscd. Bonds	3.88	6/15/2028	400,000	402,473
European Investment Bank, Sr. Unscd. Bonds	4.13	2/13/2034	715,000	720,286
European Investment Bank, Sr. Unscd. Bonds	4.25	8/16/2032	50,000	50,917
European Investment Bank, Sr. Unscd. Bonds	4.63	2/12/2035	500,000	519,740
European Investment Bank, Sr. Unscd. Notes	0.88	5/17/2030	700,000	617,395
European Investment Bank, Sr. Unscd. Notes	1.25	2/14/2031	100,000	87,971
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	150,000	147,053
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	100,000	100,550
European Investment Bank, Sr. Unscd. Notes	4.00	2/15/2029	325,000	328,368
European Investment Bank, Sr. Unscd. Notes	4.75	6/15/2029	1,315,000	1,362,280
Inter-American Development Bank, Sr. Unscd. Bonds	1.13	7/20/2028	535,000	500,519
Inter-American Development Bank, Sr. Unscd. Bonds	4.13	2/15/2029	450,000	456,321
Inter-American Development Bank, Sr. Unscd. Notes	1.13	1/13/2031	880,000	769,962
Inter-American Development Bank, Sr. Unscd. Notes	1.50	1/13/2027	50,000	48,688

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Supranational Bank — 1.2% (continued)
Inter-American Development Bank, Sr. Unscd. Notes	2.25	6/18/2029	255,000	242,672
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	138,000	137,013
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	700,000	690,926
Inter-American Development Bank, Sr. Unscd. Notes	3.88	10/28/2041	150,000	135,914
Inter-American Development Bank, Sr. Unscd. Notes	4.38	7/16/2035	200,000	203,323
Inter-American Development Bank, Unscd. Bonds	0.63	9/16/2027	115,000	108,739
Inter-American Investment Corp., Sr. Unscd. Bonds	3.63	2/17/2027	285,000	284,131
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.75	8/26/2030	575,000	499,520
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	50,000	43,945
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.13	6/15/2027	1,525,000	1,511,855
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	800,000	804,977
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	4.00	7/25/2030	155,000	156,610
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	11/3/2031	2,555,000	2,248,969
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.50	3/29/2032	400,000	368,348
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.75	2/15/2035	160,000	167,476
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	2.50	11/22/2027	388,000	379,256
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	5.10	4/5/2034	85,000	86,062
International Finance Corp., Sr. Unscd. Notes	0.75	8/27/2030	350,000	303,961
International Finance Corp., Sr. Unscd. Notes	4.38	1/15/2027	210,000	211,448
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	30,000	29,832
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	4.13	1/18/2029	400,000	405,415
				24,903,574
Technology Hardware & Equipment — .5%
Accenture Capital, Inc., Gtd. Notes	4.50	10/4/2034	200,000	197,005
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	140,000	128,535
Apple, Inc., Sr. Unscd. Bonds	4.75	5/12/2035	300,000	306,865
Apple, Inc., Sr. Unscd. Notes	1.25	8/20/2030	138,000	121,816
Apple, Inc., Sr. Unscd. Notes	1.40	8/5/2028	105,000	98,523
Apple, Inc., Sr. Unscd. Notes	1.65	5/11/2030	500,000	452,457
Apple, Inc., Sr. Unscd. Notes	1.70	8/5/2031	250,000	220,590
Apple, Inc., Sr. Unscd. Notes	2.20	9/11/2029	150,000	140,904
Apple, Inc., Sr. Unscd. Notes	2.38	2/8/2041	60,000	43,094
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	485,000	308,744
Apple, Inc., Sr. Unscd. Notes	2.65	2/8/2051	381,000	241,725
Apple, Inc., Sr. Unscd. Notes	2.70	8/5/2051	370,000	235,534
Apple, Inc., Sr. Unscd. Notes	2.85	8/5/2061	100,000	60,649
Apple, Inc., Sr. Unscd. Notes	2.90	9/12/2027	62,000	61,014
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	150,000	102,723
Apple, Inc., Sr. Unscd. Notes	3.00	6/20/2027	260,000	256,883
Apple, Inc., Sr. Unscd. Notes	3.25	8/8/2029	166,000	162,528
Apple, Inc., Sr. Unscd. Notes	3.35	2/9/2027	281,000	279,447
Apple, Inc., Sr. Unscd. Notes	3.35	8/8/2032	155,000	147,881
Apple, Inc., Sr. Unscd. Notes	3.85	5/4/2043	411,000	350,481
Apple, Inc., Sr. Unscd. Notes	3.85	8/4/2046	166,000	136,367
Apple, Inc., Sr. Unscd. Notes(b)	3.95	8/8/2052	25,000	20,242
Apple, Inc., Sr. Unscd. Notes	4.00	5/10/2028	350,000	351,703
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	116,000	117,248
Apple, Inc., Sr. Unscd. Notes	4.20	5/12/2030	200,000	201,755

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Technology Hardware & Equipment — .5% (continued)
Apple, Inc., Sr. Unscd. Notes	4.50	5/12/2032	200,000	203,637
Apple, Inc., Sr. Unscd. Notes	4.65	2/23/2046	207,000	192,895
Apple, Inc., Sr. Unscd. Notes	4.85	5/10/2053	85,000	82,135
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	108,000	83,063
Dell International LLC/EMC Corp., Gtd. Notes	3.45	12/15/2051	40,000	27,976
Dell International LLC/EMC Corp., Sr. Unscd. Notes	5.30	10/1/2029	168,000	173,424
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.20	7/15/2030	110,000	117,746
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	100,000	129,454
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.55	10/15/2029	500,000	502,692
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	5.60	10/15/2054	350,000	330,118
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	6.20	10/15/2035	101,000	108,951
HP, Inc., Sr. Unscd. Notes	3.00	6/17/2027	397,000	389,671
HP, Inc., Sr. Unscd. Notes	4.75	1/15/2028	20,000	20,240
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	50,000	48,331
International Business Machines Corp., Sr. Unscd. Notes	2.95	5/15/2050	345,000	225,949
International Business Machines Corp., Sr. Unscd. Notes	3.30	1/27/2027	315,000	312,441
International Business Machines Corp., Sr. Unscd. Notes	3.43	2/9/2052	50,000	35,316
International Business Machines Corp., Sr. Unscd. Notes	4.00	6/20/2042	140,000	118,691
International Business Machines Corp., Sr. Unscd. Notes	4.15	7/27/2027	357,000	358,579
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	189,900	170,715
International Business Machines Corp., Sr. Unscd. Notes	4.50	2/6/2028	215,000	217,119
International Business Machines Corp., Sr. Unscd. Notes	4.70	2/19/2046	160,000	144,871
International Business Machines Corp., Sr. Unscd. Notes	4.90	7/27/2052	200,000	180,345
International Business Machines Corp., Sr. Unscd. Notes	5.10	2/6/2053	65,000	60,403
International Business Machines Corp., Sr. Unscd. Notes	7.13	12/1/2096	125,000	152,718
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.70	10/15/2028	50,000	47,713
Kyndryl Holdings, Inc., Sr. Unscd. Notes	6.35	2/20/2034	300,000	319,331
Leidos, Inc., Gtd. Notes	5.50	3/15/2035	100,000	103,725
Teledyne FLIR LLC, Sr. Unscd. Notes	2.50	8/1/2030	25,000	23,033
Western Digital Corp., Sr. Scd. Notes	2.85	2/1/2029	135,000	127,953
				9,753,948
Telecommunication Services — 1.0%
America Movil SAB de CV, Gtd. Notes	6.13	3/30/2040	20,000	21,515
America Movil SAB de CV, Sr. Unscd. Notes	4.38	7/16/2042	305,000	269,689
AT&T, Inc., Sr. Unscd. Bonds	5.65	2/15/2047	50,000	51,173
AT&T, Inc., Sr. Unscd. Notes	1.65	2/1/2028	305,000	288,961
AT&T, Inc., Sr. Unscd. Notes	2.25	2/1/2032	75,000	65,574
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	382,000	324,463
AT&T, Inc., Sr. Unscd. Notes	3.10	2/1/2043	60,000	44,344
AT&T, Inc., Sr. Unscd. Notes	3.30	2/1/2052	200,000	133,318
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	470,000	322,403
AT&T, Inc., Sr. Unscd. Notes	3.55	9/15/2055	493,000	336,738
AT&T, Inc., Sr. Unscd. Notes	3.65	6/1/2051	150,000	107,635
AT&T, Inc., Sr. Unscd. Notes	3.65	9/15/2059	350,000	236,754
AT&T, Inc., Sr. Unscd. Notes	3.80	2/15/2027	65,000	64,709
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	615,000	433,683
AT&T, Inc., Sr. Unscd. Notes	3.85	6/1/2060	105,000	74,057
AT&T, Inc., Sr. Unscd. Notes	4.10	2/15/2028	165,000	164,728
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	400,000	401,150
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	75,000	63,225

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Telecommunication Services — 1.0% (continued)
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	50,000	42,165
AT&T, Inc., Sr. Unscd. Notes	4.75	5/15/2046	700,000	619,723
AT&T, Inc., Sr. Unscd. Notes	4.90	11/1/2035	300,000	295,764
AT&T, Inc., Sr. Unscd. Notes	5.15	3/15/2042	219,000	210,404
AT&T, Inc., Sr. Unscd. Notes	5.25	3/1/2037	250,000	253,318
AT&T, Inc., Sr. Unscd. Notes	5.40	2/15/2034	508,000	525,822
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	5.55	2/15/2054	106,000	103,204
British Telecommunications PLC, Sr. Unscd. Notes	5.13	12/4/2028	100,000	102,367
Cisco Systems, Inc., Sr. Unscd. Notes	5.30	2/26/2054	50,000	48,885
Cisco Systems, Inc., Sr. Unscd. Notes	5.35	2/26/2064	732,000	710,939
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	125,000	129,996
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	50,000	39,556
Corning, Inc., Sr. Unscd. Notes	5.35	11/15/2048	50,000	48,992
Corning, Inc., Sr. Unscd. Notes	5.45	11/15/2079	197,000	184,088
Corning, Inc., Sr. Unscd. Notes	5.85	11/15/2068	55,000	54,792
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	50,000	58,859
Deutsche Telekom International Finance BV, Gtd. Bonds	9.25	6/1/2032	100,000	125,304
Juniper Networks, Inc., Sr. Unscd. Notes	2.00	12/10/2030	95,000	83,379
Juniper Networks, Inc., Sr. Unscd. Notes	3.75	8/15/2029	40,000	39,091
Motorola Solutions, Inc., Sr. Unscd. Notes	2.30	11/15/2030	292,000	264,035
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	2/23/2028	20,000	20,195
Motorola Solutions, Inc., Sr. Unscd. Notes	4.85	8/15/2030	500,000	509,806
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	600,000	614,198
Motorola Solutions, Inc., Sr. Unscd. Notes	5.55	8/15/2035	300,000	311,731
Motorola Solutions, Inc., Sr. Unscd. Notes	5.60	6/1/2032	99,000	104,160
Nokia OYJ, Sr. Unscd. Notes	6.63	5/15/2039	210,000	226,956
Orange SA, Sr. Unscd. Notes	5.38	1/13/2042	67,000	66,500
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	295,000	356,971
Rogers Communications, Inc., Gtd. Notes	3.20	3/15/2027	250,000	246,488
Rogers Communications, Inc., Gtd. Notes	4.50	3/15/2042	500,000	434,018
Rogers Communications, Inc., Gtd. Notes	5.30	2/15/2034	300,000	303,619
Sprint Capital Corp., Gtd. Notes	6.88	11/15/2028	310,000	333,093
Sprint Capital Corp., Gtd. Notes	8.75	3/15/2032	35,000	42,581
Telefonica Emisiones SA, Gtd. Notes	4.90	3/6/2048	200,000	171,348
Telefonica Emisiones SA, Gtd. Notes	5.52	3/1/2049	130,000	120,861
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	120,000	135,102
Telefonica Europe BV, Gtd. Notes	8.25	9/15/2030	91,000	104,870
TELUS Corp., Sr. Unscd. Notes	3.70	9/15/2027	109,000	108,052
The Bell Telephone Company of Canada or Bell Canada, Gtd. Notes	4.46	4/1/2048	74,000	61,807
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	27,000	25,780
T-Mobile USA, Inc., Gtd. Notes	2.40	3/15/2029	100,000	94,374
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	391,000	355,462
T-Mobile USA, Inc., Gtd. Notes	2.70	3/15/2032	109,000	97,462
T-Mobile USA, Inc., Gtd. Notes	2.88	2/15/2031	150,000	138,571
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	190,000	142,075
T-Mobile USA, Inc., Gtd. Notes	3.30	2/15/2051	260,000	175,610
T-Mobile USA, Inc., Gtd. Notes	3.40	10/15/2052	25,000	17,039
T-Mobile USA, Inc., Gtd. Notes	3.60	11/15/2060	95,000	64,245
T-Mobile USA, Inc., Gtd. Notes	3.75	4/15/2027	285,000	283,351
T-Mobile USA, Inc., Gtd. Notes	4.38	4/15/2040	315,000	282,379

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Telecommunication Services — 1.0% (continued)
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	95,000	79,543
T-Mobile USA, Inc., Gtd. Notes	4.80	7/15/2028	368,000	374,042
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	415,000	422,685
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	103,000	104,913
T-Mobile USA, Inc., Gtd. Notes	5.15	4/15/2034	300,000	306,315
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	403,000	395,645
T-Mobile USA, Inc., Gtd. Notes	5.75	1/15/2034	260,000	274,870
T-Mobile USA, Inc., Gtd. Notes	5.75	1/15/2054	75,000	74,584
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	166,000	166,217
T-Mobile USA, Inc., Gtd. Notes	6.00	6/15/2054	99,000	101,908
Verizon Communications, Inc., Sr. Unscd. Notes	1.50	9/18/2030	205,000	179,322
Verizon Communications, Inc., Sr. Unscd. Notes	1.68	10/30/2030	140,000	123,344
Verizon Communications, Inc., Sr. Unscd. Notes	1.75	1/20/2031	30,000	26,226
Verizon Communications, Inc., Sr. Unscd. Notes	2.10	3/22/2028	325,000	310,352
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	455,000	398,446
Verizon Communications, Inc., Sr. Unscd. Notes	2.85	9/3/2041	50,000	36,125
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	435,000	274,346
Verizon Communications, Inc., Sr. Unscd. Notes	3.00	11/20/2060	554,000	330,188
Verizon Communications, Inc., Sr. Unscd. Notes	3.15	3/22/2030	50,000	47,769
Verizon Communications, Inc., Sr. Unscd. Notes	3.40	3/22/2041	210,000	164,906
Verizon Communications, Inc., Sr. Unscd. Notes	3.55	3/22/2051	93,000	67,003
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	140,000	97,219
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	161,000	159,776
Verizon Communications, Inc., Sr. Unscd. Notes(b)	3.88	3/1/2052	30,000	22,637
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	250,000	247,549
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	503,000	505,340
Verizon Communications, Inc., Sr. Unscd. Notes	4.50	8/10/2033	50,000	49,178
Verizon Communications, Inc., Sr. Unscd. Notes	4.52	9/15/2048	194,000	165,149
Verizon Communications, Inc., Sr. Unscd. Notes	4.78	2/15/2035	250,000	245,225
Verizon Communications, Inc., Sr. Unscd. Notes	4.81	3/15/2039	500,000	474,058
Verizon Communications, Inc., Sr. Unscd. Notes	4.86	8/21/2046	50,000	45,030
Verizon Communications, Inc., Sr. Unscd. Notes	5.01	8/21/2054	34,000	30,566
Verizon Communications, Inc., Sr. Unscd. Notes	5.05	5/9/2033	165,000	168,565
Verizon Communications, Inc., Sr. Unscd. Notes	5.25	3/16/2037	200,000	201,154
Verizon Communications, Inc., Sr. Unscd. Notes	5.50	3/16/2047	40,000	39,368
Verizon Communications, Inc., Sr. Unscd. Notes	5.85	9/15/2035	305,000	324,027
Verizon Communications, Inc., Sr. Unscd. Notes	6.55	9/15/2043	260,000	287,458
Vodafone Group PLC, Sr. Unscd. Bonds	6.15	2/27/2037	175,000	190,872
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	200,000	194,646
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	55,000	53,147
				21,053,219
Transportation — .5%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	3.90	8/1/2046	165,000	133,868
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.15	12/15/2048	90,000	74,819
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.45	1/15/2053	155,000	133,066
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.55	9/1/2044	222,000	199,866
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	5.75	5/1/2040	70,000	74,155
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	315,000	350,871
Burlington Northern Santa Fe LLC, Sr. Unscd. Notes	4.45	3/15/2043	113,000	101,854
Burlington Northern Santa Fe LLC, Sr. Unscd. Notes	4.70	9/1/2045	40,000	36,660

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Transportation — .5% (continued)
Canadian National Railway Co., Sr. Unscd. Notes	2.45	5/1/2050	100,000	59,965
Canadian National Railway Co., Sr. Unscd. Notes	4.45	1/20/2049	100,000	87,632
Canadian National Railway Co., Sr. Unscd. Notes	6.20	6/1/2036	115,000	128,537
Canadian National Railway Co., Sr. Unscd. Notes	6.25	8/1/2034	200,000	222,239
Canadian Pacific Railway Co., Gtd. Notes	2.88	11/15/2029	193,000	183,334
Canadian Pacific Railway Co., Gtd. Notes	4.80	8/1/2045	50,000	46,312
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	226,000	212,880
Canadian Pacific Railway Co., Gtd. Notes	6.13	9/15/2115	205,000	211,225
CSX Corp., Sr. Unscd. Notes(b)	2.40	2/15/2030	600,000	560,547
CSX Corp., Sr. Unscd. Notes	3.25	6/1/2027	40,000	39,535
CSX Corp., Sr. Unscd. Notes	3.35	9/15/2049	175,000	125,750
CSX Corp., Sr. Unscd. Notes	3.80	4/15/2050	95,000	74,011
CSX Corp., Sr. Unscd. Notes	4.10	11/15/2032	100,000	98,189
CSX Corp., Sr. Unscd. Notes	4.10	3/15/2044	110,000	93,912
CSX Corp., Sr. Unscd. Notes	4.50	11/15/2052	100,000	86,447
CSX Corp., Sr. Unscd. Notes	4.75	11/15/2048	13,000	11,759
CSX Corp., Sr. Unscd. Notes	5.20	11/15/2033	200,000	208,556
CSX Corp., Sr. Unscd. Notes	6.22	4/30/2040	20,000	22,081
FedEx Corp., Gtd. Bonds	4.90	1/15/2034	130,000	129,014
FedEx Corp., Gtd. Notes	3.10	8/5/2029	50,000	47,991
FedEx Corp., Gtd. Notes	3.10	8/5/2029	120,000	114,916
FedEx Corp., Gtd. Notes	3.25	5/15/2041	120,000	89,510
FedEx Corp., Gtd. Notes	3.88	8/1/2042	275,000	218,297
FedEx Corp., Gtd. Notes	4.05	2/15/2048	95,000	73,229
FedEx Corp., Gtd. Notes	4.25	5/15/2030	150,000	150,205
FedEx Corp., Gtd. Notes	4.40	1/15/2047	70,000	57,420
FedEx Corp., Gtd. Notes	4.55	4/1/2046	35,000	29,452
FedEx Corp., Gtd. Notes	4.75	11/15/2045	200,000	172,166
FedEx Corp., Gtd. Notes	4.75	11/15/2045	15,000	12,999
FedEx Corp., Gtd. Notes	5.10	1/15/2044	59,000	54,218
Kirby Corp., Sr. Unscd. Notes	4.20	3/1/2028	55,000	54,866
Norfolk Southern Corp., Sr. Unscd. Bonds	4.84	10/1/2041	50,000	47,581
Norfolk Southern Corp., Sr. Unscd. Notes	2.55	11/1/2029	189,000	178,229
Norfolk Southern Corp., Sr. Unscd. Notes	3.05	5/15/2050	338,000	228,638
Norfolk Southern Corp., Sr. Unscd. Notes	4.05	8/15/2052	145,000	115,872
Norfolk Southern Corp., Sr. Unscd. Notes	4.15	2/28/2048	50,000	41,591
Norfolk Southern Corp., Sr. Unscd. Notes	4.45	3/1/2033	110,000	109,639
Norfolk Southern Corp., Sr. Unscd. Notes	4.45	6/15/2045	25,000	22,105
Norfolk Southern Corp., Sr. Unscd. Notes	4.55	6/1/2053	114,000	98,609
Norfolk Southern Corp., Sr. Unscd. Notes	5.35	8/1/2054	60,000	58,750
Ryder System, Inc., Sr. Unscd. Notes	5.25	6/1/2028	175,000	179,549
Ryder System, Inc., Sr. Unscd. Notes	5.65	3/1/2028	45,000	46,454
Union Pacific Corp., Sr. Unscd. Notes(b)	2.38	5/20/2031	100,000	91,243
Union Pacific Corp., Sr. Unscd. Notes	2.40	2/5/2030	164,000	152,791
Union Pacific Corp., Sr. Unscd. Notes	2.80	2/14/2032	190,000	173,524
Union Pacific Corp., Sr. Unscd. Notes	2.97	9/16/2062	266,000	159,458
Union Pacific Corp., Sr. Unscd. Notes	3.25	2/5/2050	75,000	52,985
Union Pacific Corp., Sr. Unscd. Notes	3.35	8/15/2046	40,000	29,661
Union Pacific Corp., Sr. Unscd. Notes	3.50	2/14/2053	250,000	181,624
Union Pacific Corp., Sr. Unscd. Notes	3.55	8/15/2039	128,000	109,267

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Transportation — .5% (continued)
Union Pacific Corp., Sr. Unscd. Notes	3.70	3/1/2029	38,000	37,552
Union Pacific Corp., Sr. Unscd. Notes	3.75	2/5/2070	100,000	69,347
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	15,000	10,689
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	95,000	94,921
Union Pacific Corp., Sr. Unscd. Notes	3.95	8/15/2059	230,000	174,679
Union Pacific Corp., Sr. Unscd. Notes	4.05	3/1/2046	125,000	103,581
Union Pacific Corp., Sr. Unscd. Notes	4.10	9/15/2067	15,000	11,401
Union Pacific Corp., Sr. Unscd. Notes	4.30	3/1/2049	85,000	71,608
Union Pacific Corp., Sr. Unscd. Notes	4.95	5/15/2053	10,000	9,335
Union Pacific Corp., Sr. Unscd. Notes	6.63	2/1/2029	50,000	53,837
United Parcel Service, Inc., Sr. Unscd. Bonds	5.25	5/14/2035	100,000	103,777
United Parcel Service, Inc., Sr. Unscd. Bonds	5.95	5/14/2055	100,000	104,836
United Parcel Service, Inc., Sr. Unscd. Notes	2.50	9/1/2029	200,000	188,911
United Parcel Service, Inc., Sr. Unscd. Notes	3.05	11/15/2027	148,000	145,784
United Parcel Service, Inc., Sr. Unscd. Notes	4.25	3/15/2049	202,000	169,466
United Parcel Service, Inc., Sr. Unscd. Notes	4.45	4/1/2030	600,000	610,429
United Parcel Service, Inc., Sr. Unscd. Notes	4.88	3/3/2033	227,000	234,222
United Parcel Service, Inc., Sr. Unscd. Notes(b)	5.30	4/1/2050	135,000	131,952
United Parcel Service, Inc., Sr. Unscd. Notes	6.05	5/14/2065	100,000	105,197
				9,291,447
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K064, Cl. A2(e)	3.22	3/25/2027	20,000	19,806
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K065, Cl. AM(e)	3.33	5/25/2027	120,000	118,719
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K069, Cl. A2(e)	3.19	9/25/2027	146,185	144,236
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K072, Cl. A1(e)	3.25	11/25/2027	41,719	41,345
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K072, Cl. A2(e)	3.44	12/25/2027	160,000	158,456
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K077, Cl. A1(e)	3.70	3/25/2028	13,061	12,995
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K077, Cl. A2(e)	3.85	5/25/2028	50,000	49,901
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K077, Cl. AM(e)	3.85	5/25/2028	250,000	249,098
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K079, Cl. A2(e)	3.93	6/25/2028	322,000	321,888
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K081, Cl. AM(e)	3.90	8/25/2028	50,000	49,870
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K082, Cl. A2(e)	3.92	9/25/2028	350,000	349,881
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K087, Cl. A2(e)	3.77	12/25/2028	130,000	129,441
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K089, Cl. AM(e)	3.63	1/25/2029	410,000	405,428
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K099, Cl. A2(e)	2.60	9/25/2029	40,000	38,103
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K101, Cl. A2(e)	2.52	10/25/2029	10,000	9,485

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K105, Cl. A2(e)	1.87	1/25/2030	90,000	82,841
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K106, Cl. A1(e)	1.78	10/25/2029	29,542	28,213
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K109, Cl. A2(e)	1.56	4/25/2030	450,000	406,869
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K110, Cl. A1(e)	1.02	9/25/2029	114,295	107,630
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K116, Cl. A2(e)	1.38	7/25/2030	320,000	284,520
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K117, Cl. A2(e)	1.41	8/25/2030	130,000	115,473
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K118, Cl. A2(e)	1.49	9/25/2030	280,000	249,164
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K121, Cl. A2(e)	1.55	10/25/2030	140,000	124,465
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K123, Cl. A2(e)	1.62	12/25/2030	200,000	178,006
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K124, Cl. A2(e)	1.66	12/25/2030	1,200,000	1,068,186
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K126, Cl. A2(e)	2.07	1/25/2031	50,000	45,426
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K134, Cl. A2(e)	2.24	10/25/2031	125,000	112,624
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K135, Cl. A2(e)	2.15	10/25/2031	200,000	179,364
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K136, Cl. A2(e)	2.13	11/25/2031	120,000	107,246
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K137, Cl. A2(e)	2.35	11/25/2031	400,000	361,661
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K142, Cl. A2(e)	2.40	3/25/2032	30,000	27,083
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1510, Cl. A2(e)	3.72	1/25/2031	145,000	142,532
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1513, Cl. A3(e)	2.80	8/25/2034	20,000	17,732
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1515, Cl. A2(e)	1.94	2/25/2035	410,000	335,770
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K152, Cl. A1(e)	2.83	5/25/2030	30,106	29,231
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K153, Cl. A3(e)	3.12	10/25/2031	50,000	47,352
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K154, Cl. A3(e)	3.46	11/25/2032	555,000	531,604
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K155, Cl. AM(e)	4.25	4/25/2033	250,000	248,249
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K157, Cl. A2(e)	3.99	5/25/2033	260,000	259,128
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K157, Cl. A2(e)	4.20	5/25/2033	100,000	99,420
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K158, Cl. A2(e)	4.05	7/25/2033	413,000	406,507

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K159, Cl. A2(e)	4.50	7/25/2033	250,000	253,309
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K161, Cl. A2(e)	4.90	10/25/2033	700,000	726,328
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K162, Cl. A2(e)	5.15	12/25/2033	390,000	411,201
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K163, Cl. A2(e)	5.00	3/25/2034	300,000	313,397
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K166, Cl. A2(e)	4.58	10/25/2034	200,000	202,830
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K508, Cl. A2(e)	4.74	8/25/2028	100,000	101,992
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K509, Cl. A2(e)	4.85	9/25/2028	210,000	214,951
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K518, Cl. A2(e)	5.40	1/25/2029	200,000	207,911
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K520, Cl. A2(e)	5.18	3/25/2029	100,000	103,472
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K743, Cl. A2(e)	1.77	5/25/2028	75,000	71,173
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K747, Cl. AM(e)	1.75	12/25/2028	1,000,000	935,556
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K749, Cl. A1(e)	2.29	9/25/2028	161,220	157,215
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K754, Cl. A2(e)	4.94	11/25/2030	150,000	155,630
Federal National Mortgage Association, ACES, Ser. 2017-M13, Cl. A2(e)	2.93	9/25/2027	199,211	195,730
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2(e)	2.99	12/25/2027	31,108	30,559
Federal National Mortgage Association, ACES, Ser. 2018-M12, Cl. A2(e)	3.63	8/25/2030	599,110	589,463
Federal National Mortgage Association, ACES, Ser. 2018-M13, Cl. A2(e)	3.75	9/25/2030	7,099	7,018
Federal National Mortgage Association, ACES, Ser. 2019-M1, Cl. A2(e)	3.56	9/25/2028	17,707	17,552
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(e)	2.89	6/25/2029	95,782	92,572
Federal National Mortgage Association, ACES, Ser. 2019-M22, Cl. A2(e)	2.52	8/25/2029	34,960	33,298
Federal National Mortgage Association, ACES, Ser. 2019-M25, Cl. A2(e)	2.33	11/25/2029	699,352	659,475
Federal National Mortgage Association, ACES, Ser. 2019-M5, Cl. A2(e)	3.27	2/25/2029	37,019	36,318
Federal National Mortgage Association, ACES, Ser. 2019-M7, Cl. A2(e)	3.14	4/25/2029	15,444	15,035
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A1(e)	2.15	10/25/2029	11,089	10,826
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2(e)	2.44	10/25/2029	200,000	189,099
Federal National Mortgage Association, ACES, Ser. 2020-M42, Cl. A2(e)	1.27	7/25/2030	500,000	443,183
Federal National Mortgage Association, ACES, Ser. 2021-M13, Cl. 2A1(e)	1.49	11/25/2032	60,743	56,266
Federal National Mortgage Association, ACES, Ser. 2021-M1G, Cl. A2(e)	1.47	11/25/2030	60,000	52,820
Federal National Mortgage Association, ACES, Ser. 2022-M11, Cl. A2(e)	2.97	10/25/2027	138,187	135,808
Federal National Mortgage Association, ACES, Ser. 2022-M13, Cl. A2(e)	2.59	6/25/2032	240,000	217,943
Federal National Mortgage Association, ACES, Ser. 2022-M3, Cl. A2(e)	1.71	11/25/2031	100,000	86,729
Federal National Mortgage Association, ACES, Ser. 2023-M8, Cl. A2(e)	4.48	3/25/2033	500,000	505,882
				14,925,489
U.S. Government Agencies Mortgage-Backed — 24.2%
Federal Home Loan Mortgage Corp.:
1.00%, 10/1/2036(e)			49,595	43,237
1.50%, 11/1/2035-11/1/2051(e)			8,468,383	7,044,635
2.00%, 8/1/2035-8/1/2052(e)			31,623,803	26,275,031

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Government Agencies Mortgage-Backed — 24.2% (continued)
2.50%, 9/1/2027-10/1/2053(e)			25,596,157	22,137,075
3.00%, 2/1/2031-9/1/2053(e)			11,185,537	10,169,927
3.50%, 2/1/2033-8/1/2053(e)			9,774,263	9,138,729
4.00%, 7/1/2029-3/1/2055(e)			4,447,508	4,261,380
4.50%, 5/1/2038-2/1/2055(e)			5,603,526	5,498,042
5.00%, 10/1/2038-2/1/2055(e)			8,785,576	8,779,731
5.50%, 8/1/2038-6/1/2055(e)			14,469,655	14,671,322
6.00%, 11/1/2052-8/1/2055(e)			10,800,673	11,076,460
6.50%, 10/1/2053-10/1/2054(e)			3,233,696	3,355,172
7.00%, 12/1/2053(e)			568,590	595,156
Federal National Mortgage Association:
1.50%, 11/1/2040-11/1/2055(e),(f)			225,000	186,291
1.50%, 10/1/2035-4/1/2052(e)			14,128,402	11,780,225
2.00%, 11/1/2040(e),(f)			125,000	115,076
2.00%, 8/1/2030-9/1/2052(e)			74,484,199	62,424,585
2.50%, 11/1/2040(e),(f)			75,000	70,603
2.50%, 6/1/2028-9/1/2052(e)			45,129,992	39,100,652
3.00%, 11/1/2026-3/1/2053(e)			29,682,187	26,876,213
3.50%, 11/1/2055(e),(f)			425,000	391,671
3.50%, 8/1/2030-2/1/2055(e)			16,627,178	15,619,159
4.00%, 11/1/2040-11/1/2055(e),(f)			1,350,000	1,290,694
4.00%, 4/1/2034-5/1/2055(e)			16,146,547	15,555,519
4.50%, 11/1/2040-12/1/2055(e),(f)			1,450,000	1,427,115
4.50%, 11/1/2037-9/1/2053(e)			9,537,558	9,396,670
5.00%, 11/1/2040-12/15/2055(e),(f)			4,025,000	4,019,454
5.00%, 9/1/2039-1/1/2055(e)			9,727,789	9,755,645
5.50%, 11/1/2040-12/1/2055(e),(f)			8,750,000	8,847,849
5.50%, 10/1/2035-4/1/2055(e)			9,254,996	9,410,371
6.00%, 11/1/2040-12/1/2055(e),(f)			10,675,000	10,918,330
6.00%, 6/1/2038-5/1/2055(e)			10,551,362	10,845,920
6.50%, 11/1/2055-12/1/2055(e),(f)			4,700,000	4,866,302
6.50%, 7/1/2053-6/1/2055(e)			5,634,675	5,847,821
7.00%, 12/15/2054-11/1/2055(e),(f)			2,525,000	2,641,977
7.00%, 1/1/2054(e)			44,931	47,031
Government National Mortgage Association II:
1.50%, 2/20/2051			66,236	52,972
2.00%, 11/20/2055(f)			300,000	249,320
2.00%, 8/20/2050-4/20/2052			19,582,590	16,292,590
2.50%, 11/20/2055(f)			250,000	216,398
2.50%, 2/20/2043-6/20/2052			20,324,105	17,624,364
3.00%, 12/15/2054(f)			125,000	112,396
3.00%, 6/20/2042-11/20/2052			14,902,653	13,491,495
3.50%, 11/20/2055-12/20/2055(f)			925,000	846,415
3.50%, 10/20/2026-12/20/2054			11,222,291	10,423,462
4.00%, 11/20/2054(f)			475,000	449,037
4.00%, 10/20/2040-5/20/2054			7,787,966	7,472,250
4.50%, 12/20/2054-11/20/2055(f)			3,625,000	3,536,559
4.50%, 2/20/2040-5/20/2054			5,823,853	5,737,527
5.00%, 11/20/2055-12/20/2055(f)			5,125,000	5,107,356
5.00%, 9/20/2039-6/20/2055			6,989,033	6,999,847

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Government Agencies Mortgage-Backed — 24.2% (continued)
5.50%, 11/20/2055-12/20/2055(f)			9,550,000	9,627,426
5.50%, 9/20/2052-4/20/2055			5,307,900	5,373,979
6.00%, 11/20/2055-12/15/2055(f)			5,575,000	5,674,216
6.00%, 11/20/2053-12/20/2054			3,843,280	3,930,395
6.50%, 11/20/2055-12/20/2055(f)			2,450,000	2,525,740
6.50%, 12/20/2052-7/20/2054			915,687	945,295
7.00%, 11/20/2055(f)			775,000	796,677
				491,966,786
U.S. Government Agencies Obligations — .6%
Federal Farm Credit Banks Funding Corp., Bonds	0.75	12/16/2026	116,000	111,970
Federal Farm Credit Banks Funding Corp., Bonds	1.10	8/10/2029	136,000	122,662
Federal Farm Credit Banks Funding Corp., Bonds	1.12	9/1/2028	50,000	46,346
Federal Farm Credit Banks Funding Corp., Bonds	1.15	8/12/2030	150,000	132,626
Federal Farm Credit Banks Funding Corp., Bonds	1.23	7/29/2030	26,000	22,937
Federal Farm Credit Banks Funding Corp., Bonds	1.24	9/3/2030	550,000	483,610
Federal Farm Credit Banks Funding Corp., Bonds	1.38	1/14/2031	150,000	131,339
Federal Farm Credit Banks Funding Corp., Bonds	1.79	6/22/2035	200,000	156,237
Federal Farm Credit Banks Funding Corp., Bonds	2.02	4/1/2031	500,000	449,986
Federal Home Loan Banks, Bonds	1.25	12/21/2026	740,000	720,368
Federal Home Loan Banks, Bonds	3.00	3/12/2027	300,000	297,250
Federal Home Loan Banks, Bonds	3.25	6/9/2028	150,000	148,484
Federal Home Loan Banks, Bonds	3.25	11/16/2028	1,235,000	1,221,954
Federal Home Loan Banks, Bonds	4.63	11/17/2026	500,000	504,468
Federal Home Loan Banks, Bonds	5.50	7/15/2036	150,000	164,698
Federal Home Loan Mortgage Corp., Notes(a),(e)	0.00	12/14/2029	340,000	290,184
Federal Home Loan Mortgage Corp., Notes(a),(e)	0.00	11/15/2038	50,000	27,489
Federal Home Loan Mortgage Corp., Notes(e)	0.80	10/28/2026	700,000	679,893
Federal Home Loan Mortgage Corp., Notes(e)	4.55	2/11/2028	400,000	400,349
Federal Home Loan Mortgage Corp., Notes(e)	4.88	5/14/2030	800,000	800,178
Federal Home Loan Mortgage Corp., Notes(b),(e)	6.25	7/15/2032	458,000	520,297
Federal National Mortgage Association, Notes(e)	0.88	8/5/2030	195,000	171,112
Federal National Mortgage Association, Notes(e)	6.25	5/15/2029	150,000	162,761
Federal National Mortgage Association, Notes(e)	7.13	1/15/2030	100,000	113,155
Federal National Mortgage Association, Notes(e)	7.25	5/15/2030	50,000	57,376
Federal National Mortgage Association, Unscd. Notes(b),(e)	0.75	10/8/2027	1,850,000	1,750,790
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	210,000	223,881
Tennessee Valley Authority, Sr. Unscd. Bonds	5.38	4/1/2056	200,000	205,725
Tennessee Valley Authority, Sr. Unscd. Bonds	7.13	5/1/2030	150,000	170,527
Tennessee Valley Authority, Sr. Unscd. Bonds, Ser. B	4.70	7/15/2033	307,000	317,663
Tennessee Valley Authority, Sr. Unscd. Notes	3.88	3/15/2028	390,000	391,998
Tennessee Valley Authority, Sr. Unscd. Notes	4.25	9/15/2065	170,000	142,507
Tennessee Valley Authority, Sr. Unscd. Notes	4.38	8/1/2034	100,000	101,311
Tennessee Valley Authority, Sr. Unscd. Notes	4.88	5/15/2035	600,000	623,982
Tennessee Valley Authority, Sr. Unscd. Notes	5.25	2/1/2055	300,000	303,431
				12,169,544
U.S. Treasury Securities — 45.4%
U.S. Treasury Bonds	1.13	5/15/2040	845,000	543,573
U.S. Treasury Bonds	1.13	8/15/2040	1,275,000	811,418
U.S. Treasury Bonds	1.25	5/15/2050	1,400,000	695,625
U.S. Treasury Bonds	1.38	11/15/2040	3,835,000	2,525,707

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Treasury Securities — 45.4% (continued)
U.S. Treasury Bonds	1.38	8/15/2050	4,445,000	2,265,561
U.S. Treasury Bonds	1.63	11/15/2050	3,975,000	2,161,406
U.S. Treasury Bonds	1.75	8/15/2041	4,544,000	3,111,930
U.S. Treasury Bonds	1.88	2/15/2041	5,715,000	4,050,506
U.S. Treasury Bonds	1.88	2/15/2051	6,633,000	3,834,703
U.S. Treasury Bonds	1.88	11/15/2051	7,745,000	4,432,802
U.S. Treasury Bonds	2.00	11/15/2041	2,562,000	1,815,818
U.S. Treasury Bonds	2.00	2/15/2050	2,133,000	1,290,132
U.S. Treasury Bonds	2.00	8/15/2051	3,700,000	2,193,406
U.S. Treasury Bonds	2.25	5/15/2041	5,269,600	3,934,909
U.S. Treasury Bonds	2.25	8/15/2046	5,628,000	3,797,141
U.S. Treasury Bonds	2.25	8/15/2049	3,755,000	2,424,909
U.S. Treasury Bonds	2.25	2/15/2052	4,954,900	3,108,426
U.S. Treasury Bonds	2.38	2/15/2042	5,730,000	4,283,175
U.S. Treasury Bonds	2.38	11/15/2049	7,865,000	5,203,189
U.S. Treasury Bonds	2.38	5/15/2051	2,465,000	1,603,791
U.S. Treasury Bonds	2.50	2/15/2045	605,000	438,058
U.S. Treasury Bonds	2.50	2/15/2046	1,775,000	1,265,797
U.S. Treasury Bonds	2.50	5/15/2046	4,655,000	3,308,687
U.S. Treasury Bonds	2.75	8/15/2042	457,000	358,388
U.S. Treasury Bonds	2.75	11/15/2042	508,000	396,558
U.S. Treasury Bonds	2.75	8/15/2047	665,000	487,320
U.S. Treasury Bonds	2.88	5/15/2043	2,611,800	2,062,914
U.S. Treasury Bonds	2.88	8/15/2045	750,000	575,859
U.S. Treasury Bonds	2.88	5/15/2049	2,925,000	2,155,359
U.S. Treasury Bonds	2.88	5/15/2052	1,980,300	1,428,291
U.S. Treasury Bonds	3.00	5/15/2042	1,845,000	1,508,288
U.S. Treasury Bonds	3.00	11/15/2044	1,590,000	1,256,597
U.S. Treasury Bonds	3.00	5/15/2045	2,693,000	2,117,371
U.S. Treasury Bonds	3.00	2/15/2047	1,385,000	1,069,047
U.S. Treasury Bonds	3.00	5/15/2047	2,522,000	1,941,152
U.S. Treasury Bonds	3.00	2/15/2048	2,596,000	1,981,478
U.S. Treasury Bonds	3.00	8/15/2048	3,075,000	2,336,039
U.S. Treasury Bonds	3.00	2/15/2049	1,645,000	1,244,288
U.S. Treasury Bonds	3.00	8/15/2052	1,108,700	819,572
U.S. Treasury Bonds	3.13	2/15/2042	1,215,000	1,014,905
U.S. Treasury Bonds	3.13	2/15/2043	135,000	111,038
U.S. Treasury Bonds	3.13	8/15/2044	700,000	566,125
U.S. Treasury Bonds	3.13	5/15/2048	1,450,000	1,129,867
U.S. Treasury Bonds	3.25	5/15/2042	5,705,000	4,834,987
U.S. Treasury Bonds	3.38	8/15/2042	5,330,000	4,579,636
U.S. Treasury Bonds	3.38	5/15/2044	1,845,000	1,554,413
U.S. Treasury Bonds	3.38	11/15/2048	1,002,000	812,716
U.S. Treasury Bonds	3.63	8/15/2043	1,559,000	1,370,702
U.S. Treasury Bonds	3.63	2/15/2044	1,150,000	1,006,609
U.S. Treasury Bonds	3.63	2/15/2053	5,600,000	4,675,125
U.S. Treasury Bonds	3.63	5/15/2053	5,115,000	4,266,230
U.S. Treasury Bonds	3.75	8/15/2041	154,200	140,900
U.S. Treasury Bonds	3.75	11/15/2043	614,600	549,107
U.S. Treasury Bonds	3.88	8/15/2040	89,600	84,028

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Treasury Securities — 45.4% (continued)
U.S. Treasury Bonds	3.88	2/15/2043	4,900,000	4,484,266
U.S. Treasury Bonds	3.88	5/15/2043	4,108,000	3,753,043
U.S. Treasury Bonds	4.00	11/15/2042	6,040,000	5,628,525
U.S. Treasury Bonds	4.00	11/15/2052	3,950,000	3,530,313
U.S. Treasury Bonds	4.13	8/15/2044	1,509,000	1,412,330
U.S. Treasury Bonds	4.13	8/15/2053	4,940,000	4,507,750
U.S. Treasury Bonds	4.25	2/15/2054	3,640,000	3,392,594
U.S. Treasury Bonds	4.25	8/15/2054	4,705,000	4,387,412
U.S. Treasury Bonds	4.38	11/15/2039	55,000	54,854
U.S. Treasury Bonds	4.38	5/15/2041	490,000	483,952
U.S. Treasury Bonds	4.38	8/15/2043	3,418,000	3,325,073
U.S. Treasury Bonds(b)	4.50	2/15/2036	2,580,000	2,674,331
U.S. Treasury Bonds	4.50	5/15/2038	190,000	195,017
U.S. Treasury Bonds	4.50	2/15/2044	2,630,000	2,592,605
U.S. Treasury Bonds	4.50	11/15/2054	5,225,000	5,081,312
U.S. Treasury Bonds	4.63	5/15/2044	500,000	500,313
U.S. Treasury Bonds	4.63	11/15/2044	1,805,000	1,802,744
U.S. Treasury Bonds	4.63	5/15/2054	4,953,900	4,913,650
U.S. Treasury Bonds	4.63	2/15/2055	6,760,000	6,710,356
U.S. Treasury Bonds(b)	4.75	2/15/2037	3,500,000	3,691,953
U.S. Treasury Bonds	4.75	11/15/2043	1,750,000	1,783,086
U.S. Treasury Bonds	4.75	2/15/2045	1,845,000	1,870,945
U.S. Treasury Bonds	4.75	11/15/2053	3,600,000	3,641,625
U.S. Treasury Bonds	4.75	5/15/2055	4,300,000	4,356,437
U.S. Treasury Bonds	4.75	8/15/2055	3,760,000	3,811,113
U.S. Treasury Bonds	4.88	8/15/2045	1,065,000	1,096,950
U.S. Treasury Bonds	5.00	5/15/2045	1,760,000	1,841,950
U.S. Treasury Bonds(b)	5.25	2/15/2029	135,000	141,834
U.S. Treasury Bonds	6.25	5/15/2030	2,500,000	2,761,523
U.S. Treasury Bonds	6.50	11/15/2026	5,105,000	5,253,364
U.S. Treasury Notes	0.38	7/31/2027	3,929,700	3,716,023
U.S. Treasury Notes	0.38	9/30/2027	1,170,000	1,100,988
U.S. Treasury Notes	0.50	5/31/2027	2,300,000	2,191,109
U.S. Treasury Notes	0.50	6/30/2027	2,121,700	2,016,112
U.S. Treasury Notes	0.50	8/31/2027	1,555,000	1,470,265
U.S. Treasury Notes	0.50	10/31/2027	4,975,000	4,681,164
U.S. Treasury Notes	0.63	11/30/2027	5,630,000	5,298,798
U.S. Treasury Notes	0.63	12/31/2027	9,045,800	8,491,745
U.S. Treasury Notes	0.63	5/15/2030	5,885,000	5,138,341
U.S. Treasury Notes	0.63	8/15/2030	7,630,000	6,607,103
U.S. Treasury Notes	0.75	1/31/2028	5,381,800	5,054,687
U.S. Treasury Notes	0.88	11/15/2030	7,885,000	6,867,958
U.S. Treasury Notes	1.00	7/31/2028	6,809,300	6,350,736
U.S. Treasury Notes	1.13	2/29/2028	4,460,600	4,216,661
U.S. Treasury Notes	1.13	8/31/2028	2,854,600	2,666,375
U.S. Treasury Notes	1.13	2/15/2031	1,820,000	1,597,334
U.S. Treasury Notes	1.25	12/31/2026	5,385,700	5,236,331
U.S. Treasury Notes	1.25	3/31/2028	465,000	440,006
U.S. Treasury Notes	1.25	4/30/2028	3,312,700	3,128,949
U.S. Treasury Notes	1.25	5/31/2028	2,405,000	2,267,088

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Treasury Securities — 45.4% (continued)
U.S. Treasury Notes	1.25	6/30/2028	2,810,800	2,644,787
U.S. Treasury Notes	1.25	9/30/2028	5,006,400	4,683,722
U.S. Treasury Notes	1.25	8/15/2031	3,905,900	3,393,861
U.S. Treasury Notes	1.38	10/31/2028	3,746,200	3,510,599
U.S. Treasury Notes	1.38	12/31/2028	7,280,200	6,799,593
U.S. Treasury Notes	1.38	11/15/2031	7,050,000	6,129,644
U.S. Treasury Notes	1.50	11/30/2028	6,565,000	6,163,407
U.S. Treasury Notes	1.50	2/15/2030	6,112,700	5,593,120
U.S. Treasury Notes	1.63	11/30/2026	1,950,000	1,907,420
U.S. Treasury Notes	1.63	8/15/2029	500,000	465,156
U.S. Treasury Notes	1.63	5/15/2031	4,015,000	3,589,661
U.S. Treasury Notes	1.75	12/31/2026	488,800	478,012
U.S. Treasury Notes	1.75	1/31/2029	3,605,500	3,400,719
U.S. Treasury Notes(b)	1.75	11/15/2029	3,250,000	3,023,516
U.S. Treasury Notes	1.88	2/28/2027	1,220,100	1,191,885
U.S. Treasury Notes	1.88	2/28/2029	2,499,800	2,363,873
U.S. Treasury Notes	1.88	2/15/2032	3,765,000	3,355,262
U.S. Treasury Notes	2.00	11/15/2026	1,821,300	1,789,427
U.S. Treasury Notes	2.25	2/15/2027	4,103,000	4,029,915
U.S. Treasury Notes	2.25	8/15/2027	5,255,000	5,132,041
U.S. Treasury Notes	2.25	11/15/2027	1,125,000	1,095,469
U.S. Treasury Notes	2.38	5/15/2027	3,746,100	3,675,861
U.S. Treasury Notes	2.38	3/31/2029	900,000	864,070
U.S. Treasury Notes	2.38	5/15/2029	140,000	134,181
U.S. Treasury Notes	2.50	3/31/2027	836,800	823,529
U.S. Treasury Notes	2.63	5/31/2027	4,700,000	4,627,297
U.S. Treasury Notes	2.63	2/15/2029	2,985,700	2,894,263
U.S. Treasury Notes	2.63	7/31/2029	1,335,000	1,287,441
U.S. Treasury Notes	2.75	4/30/2027	2,145,000	2,117,433
U.S. Treasury Notes	2.75	7/31/2027	2,560,000	2,522,400
U.S. Treasury Notes	2.75	2/15/2028	8,675,000	8,514,377
U.S. Treasury Notes	2.75	8/15/2032	5,720,000	5,336,581
U.S. Treasury Notes	2.88	5/15/2028	1,768,100	1,737,573
U.S. Treasury Notes	2.88	8/15/2028	4,234,000	4,152,959
U.S. Treasury Notes	2.88	4/30/2029	5,302,700	5,171,790
U.S. Treasury Notes	2.88	5/15/2032	5,955,000	5,618,170
U.S. Treasury Notes	3.13	8/31/2027	2,995,000	2,969,379
U.S. Treasury Notes	3.13	11/15/2028	4,525,000	4,462,781
U.S. Treasury Notes	3.13	8/31/2029	2,750,000	2,698,223
U.S. Treasury Notes	3.25	6/30/2027	2,540,000	2,524,919
U.S. Treasury Notes	3.25	6/30/2029	3,585,400	3,536,941
U.S. Treasury Notes	3.38	9/15/2027	3,290,000	3,276,249
U.S. Treasury Notes	3.38	9/15/2028	3,800,000	3,776,844
U.S. Treasury Notes	3.38	5/15/2033	7,230,000	6,971,302
U.S. Treasury Notes	3.50	9/30/2027	4,520,000	4,511,525
U.S. Treasury Notes	3.50	10/31/2027	4,560,000	4,551,450
U.S. Treasury Notes	3.50	1/31/2028	2,307,900	2,303,032
U.S. Treasury Notes	3.50	4/30/2028	1,487,800	1,484,429
U.S. Treasury Notes	3.50	10/15/2028	3,840,000	3,829,500
U.S. Treasury Notes	3.50	9/30/2029	2,985,000	2,967,976

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Treasury Securities — 45.4% (continued)
U.S. Treasury Notes	3.50	1/31/2030	4,310,000	4,280,369
U.S. Treasury Notes	3.50	4/30/2030	4,615,000	4,579,306
U.S. Treasury Notes	3.50	2/15/2033	6,923,400	6,744,906
U.S. Treasury Notes	3.63	8/31/2027	5,185,000	5,186,013
U.S. Treasury Notes	3.63	3/31/2028	5,850,000	5,854,113
U.S. Treasury Notes	3.63	5/31/2028	3,754,800	3,757,440
U.S. Treasury Notes	3.63	8/15/2028	3,855,000	3,858,012
U.S. Treasury Notes(b)	3.63	8/31/2029	5,210,000	5,203,895
U.S. Treasury Notes	3.63	3/31/2030	3,740,000	3,730,942
U.S. Treasury Notes(b)	3.63	8/31/2030	4,555,000	4,539,342
U.S. Treasury Notes(b)	3.63	9/30/2030	3,850,000	3,836,164
U.S. Treasury Notes	3.63	10/31/2030	4,800,000	4,782,375
U.S. Treasury Notes	3.63	9/30/2031	3,500,000	3,467,734
U.S. Treasury Notes	3.75	4/30/2027	3,990,000	3,996,546
U.S. Treasury Notes	3.75	6/30/2027	5,420,000	5,430,586
U.S. Treasury Notes	3.75	8/15/2027	4,096,600	4,105,721
U.S. Treasury Notes	3.75	4/15/2028	3,425,000	3,436,773
U.S. Treasury Notes	3.75	5/15/2028	3,820,000	3,834,325
U.S. Treasury Notes	3.75	12/31/2028	6,895,000	6,922,472
U.S. Treasury Notes	3.75	5/31/2030	2,280,000	2,285,166
U.S. Treasury Notes	3.75	6/30/2030	5,330,000	5,341,243
U.S. Treasury Notes	3.75	12/31/2030	3,821,000	3,824,582
U.S. Treasury Notes	3.75	8/31/2031	3,482,000	3,473,839
U.S. Treasury Notes	3.75	10/31/2032	2,920,000	2,895,363
U.S. Treasury Notes	3.88	3/31/2027	4,680,000	4,694,077
U.S. Treasury Notes	3.88	5/31/2027	4,540,000	4,556,138
U.S. Treasury Notes	3.88	7/31/2027	4,580,000	4,599,501
U.S. Treasury Notes	3.88	10/15/2027	4,085,000	4,105,744
U.S. Treasury Notes	3.88	11/30/2027	2,355,700	2,368,583
U.S. Treasury Notes	3.88	12/31/2027	786,700	791,248
U.S. Treasury Notes	3.88	3/15/2028	3,940,000	3,965,856
U.S. Treasury Notes	3.88	6/15/2028	3,720,000	3,746,447
U.S. Treasury Notes	3.88	7/15/2028	3,850,000	3,877,070
U.S. Treasury Notes	3.88	9/30/2029	325,900	328,446
U.S. Treasury Notes	3.88	11/30/2029	1,548,600	1,560,819
U.S. Treasury Notes	3.88	12/31/2029	2,980,000	3,003,048
U.S. Treasury Notes(b)	3.88	4/30/2030	4,630,000	4,666,172
U.S. Treasury Notes	3.88	6/30/2030	6,060,000	6,106,397
U.S. Treasury Notes	3.88	7/31/2030	4,945,000	4,982,474
U.S. Treasury Notes	3.88	8/31/2032	2,425,000	2,424,621
U.S. Treasury Notes	3.88	9/30/2032	2,380,000	2,378,884
U.S. Treasury Notes	3.88	8/15/2033	6,695,000	6,663,617
U.S. Treasury Notes	3.88	8/15/2034	8,501,000	8,404,035
U.S. Treasury Notes	4.00	1/15/2027	4,143,000	4,158,051
U.S. Treasury Notes	4.00	1/31/2027	5,295,000	5,154,765
U.S. Treasury Notes	4.00	12/15/2027	3,950,000	3,983,020
U.S. Treasury Notes	4.00	2/29/2028	1,644,600	1,659,247
U.S. Treasury Notes	4.00	6/30/2028	1,409,800	1,424,228
U.S. Treasury Notes	4.00	1/31/2029	4,395,000	4,445,130
U.S. Treasury Notes	4.00	7/31/2029	3,345,000	3,385,506

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Treasury Securities — 45.4% (continued)
U.S. Treasury Notes	4.00	2/28/2030	7,816,000	7,916,142
U.S. Treasury Notes	4.00	3/31/2030	2,415,000	2,445,754
U.S. Treasury Notes	4.00	5/31/2030	6,100,000	6,180,062
U.S. Treasury Notes	4.00	7/31/2030	1,400,000	1,417,828
U.S. Treasury Notes	4.00	1/31/2031	4,795,000	4,854,188
U.S. Treasury Notes	4.00	4/30/2032	3,825,000	3,857,572
U.S. Treasury Notes	4.00	6/30/2032	2,820,000	2,842,031
U.S. Treasury Notes	4.00	7/31/2032	2,920,000	2,941,444
U.S. Treasury Notes	4.00	2/15/2034	6,250,000	6,254,883
U.S. Treasury Notes	4.13	1/31/2027	4,760,000	4,784,172
U.S. Treasury Notes	4.13	2/15/2027	3,635,000	3,654,737
U.S. Treasury Notes	4.13	2/28/2027	4,715,000	4,742,259
U.S. Treasury Notes	4.13	9/30/2027	4,072,000	4,110,652
U.S. Treasury Notes	4.13	11/15/2027	3,805,000	3,843,942
U.S. Treasury Notes	4.13	7/31/2028	5,611,800	5,688,085
U.S. Treasury Notes	4.13	3/31/2029	3,040,000	3,087,975
U.S. Treasury Notes	4.13	10/31/2029	3,930,000	3,996,933
U.S. Treasury Notes	4.13	11/30/2029	4,625,000	4,704,131
U.S. Treasury Notes	4.13	8/31/2030	930,300	947,089
U.S. Treasury Notes	4.13	3/31/2031	3,450,000	3,512,262
U.S. Treasury Notes	4.13	7/31/2031	4,180,000	4,253,150
U.S. Treasury Notes	4.13	10/31/2031	3,100,000	3,152,313
U.S. Treasury Notes	4.13	11/30/2031	2,935,000	2,983,382
U.S. Treasury Notes	4.13	2/29/2032	1,805,000	1,833,908
U.S. Treasury Notes	4.13	3/31/2032	2,790,000	2,833,812
U.S. Treasury Notes	4.13	5/31/2032	2,800,000	2,842,438
U.S. Treasury Notes	4.13	11/15/2032	5,180,000	5,255,272
U.S. Treasury Notes	4.25	11/30/2026	6,610,000	6,646,407
U.S. Treasury Notes	4.25	12/31/2026	7,700,000	7,746,020
U.S. Treasury Notes	4.25	3/15/2027	1,505,000	1,516,699
U.S. Treasury Notes	4.25	1/15/2028	4,000,000	4,054,375
U.S. Treasury Notes	4.25	2/15/2028	3,765,000	3,818,239
U.S. Treasury Notes	4.25	2/28/2029	4,000,000	4,077,812
U.S. Treasury Notes	4.25	6/30/2029	3,459,700	3,531,056
U.S. Treasury Notes	4.25	1/31/2030	7,330,000	7,493,207
U.S. Treasury Notes	4.25	2/28/2031	1,915,100	1,961,631
U.S. Treasury Notes	4.25	6/30/2031	2,210,000	2,263,005
U.S. Treasury Notes	4.25	11/15/2034	11,840,000	12,021,300
U.S. Treasury Notes	4.25	5/15/2035	6,505,000	6,593,427
U.S. Treasury Notes	4.25	8/15/2035	6,370,000	6,449,625
U.S. Treasury Notes	4.38	12/15/2026	1,542,000	1,552,842
U.S. Treasury Notes	4.38	7/15/2027	2,470,000	2,500,393
U.S. Treasury Notes	4.38	8/31/2028	3,350,000	3,418,309
U.S. Treasury Notes	4.38	11/30/2028	6,130,000	6,264,573
U.S. Treasury Notes	4.38	12/31/2029	5,270,000	5,412,043
U.S. Treasury Notes	4.38	1/31/2032	6,495,000	6,688,835
U.S. Treasury Notes	4.38	5/15/2034	9,660,000	9,916,594
U.S. Treasury Notes	4.50	4/15/2027	3,005,000	3,040,567
U.S. Treasury Notes	4.50	5/31/2029	4,887,500	5,027,252
U.S. Treasury Notes	4.50	12/31/2031	3,245,000	3,364,406

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
U.S. Treasury Securities — 45.4% (continued)
U.S. Treasury Notes	4.50	11/15/2033	8,785,000	9,107,574
U.S. Treasury Notes	4.63	11/15/2026	5,834,000	5,885,275
U.S. Treasury Notes	4.63	6/15/2027	3,590,000	3,645,673
U.S. Treasury Notes	4.63	9/30/2028	1,350,000	1,387,969
U.S. Treasury Notes	4.63	4/30/2029	4,600,000	4,748,781
U.S. Treasury Notes	4.63	9/30/2030	2,253,500	2,345,048
U.S. Treasury Notes	4.63	4/30/2031	7,550,000	7,872,644
U.S. Treasury Notes	4.63	5/31/2031	2,910,000	3,034,357
U.S. Treasury Notes	4.63	2/15/2035	9,470,000	9,879,873
U.S. Treasury Notes	4.88	10/31/2028	3,478,900	3,602,836
U.S. Treasury Notes	4.88	10/31/2030	1,217,800	1,281,639
				921,725,188
Utilities — 2.4%
AEP Texas, Inc., Sr. Unscd. Notes	5.70	5/15/2034	355,000	370,717
AEP Texas, Inc., Sr. Unscd. Notes, Ser. I	2.10	7/1/2030	90,000	81,579
AEP Transmission Co. LLC, Sr. Unscd. Notes	3.80	6/15/2049	30,000	23,209
AEP Transmission Co. LLC, Sr. Unscd. Notes	4.25	9/15/2048	90,000	75,480
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	60,000	40,882
Alabama Power Co., Sr. Unscd. Notes	3.75	3/1/2045	50,000	40,000
Alabama Power Co., Sr. Unscd. Notes	3.94	9/1/2032	110,000	106,797
Alabama Power Co., Sr. Unscd. Notes	5.85	11/15/2033	500,000	537,296
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	50,000	47,249
Ameren Corp., Sr. Unscd. Notes	5.70	12/1/2026	50,000	50,733
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	85,000	74,650
Ameren Illinois Co., First Mortgage Bonds	2.90	6/15/2051	110,000	71,917
American Electric Power Co., Inc., Jr. Sub. Notes	6.95	12/15/2054	250,000	272,729
American Electric Power Co., Inc., Sr. Unscd. Notes	2.30	3/1/2030	150,000	137,709
American Electric Power Co., Inc., Sr. Unscd. Notes	5.20	1/15/2029	70,000	72,184
American Electric Power Co., Inc., Sr. Unscd. Notes	5.75	11/1/2027	200,000	206,007
American Water Capital Corp., Sr. Unscd. Bonds	5.25	3/1/2035	200,000	205,995
American Water Capital Corp., Sr. Unscd. Bonds	6.59	10/15/2037	115,000	130,293
American Water Capital Corp., Sr. Unscd. Notes	2.80	5/1/2030	100,000	94,332
American Water Capital Corp., Sr. Unscd. Notes	3.25	6/1/2051	50,000	34,735
American Water Capital Corp., Sr. Unscd. Notes	3.45	5/1/2050	250,000	181,706
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2028	104,000	103,222
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	70,000	54,827
American Water Capital Corp., Sr. Unscd. Notes	4.45	6/1/2032	100,000	99,907
Appalachian Power Co., Sr. Unscd. Notes	5.65	4/1/2034	250,000	262,019
Arizona Public Service Co., Sr. Unscd. Notes	2.60	8/15/2029	750,000	706,572
Arizona Public Service Co., Sr. Unscd. Notes	3.50	12/1/2049	65,000	46,783
Arizona Public Service Co., Sr. Unscd. Notes	5.90	8/15/2055	200,000	205,931
Atmos Energy Corp., Sr. Unscd. Notes	2.85	2/15/2052	85,000	54,570
Atmos Energy Corp., Sr. Unscd. Notes	3.38	9/15/2049	52,000	37,805
Atmos Energy Corp., Sr. Unscd. Notes	4.13	3/15/2049	115,000	94,385
Atmos Energy Corp., Sr. Unscd. Notes	5.90	11/15/2033	115,000	124,635
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	35,000	38,558
Avista Corp., First Mortgage Bonds	4.35	6/1/2048	50,000	42,018
Baltimore Gas and Electric Co., Sr. Unscd. Notes	5.30	6/1/2034	80,000	83,458
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	1.65	5/15/2031	125,000	108,405
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	2.85	5/15/2051	185,000	118,282

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	254,000	249,465
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	130,000	100,775
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	4.45	1/15/2049	150,000	128,497
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029	257,000	244,554
Black Hills Corp., Sr. Unscd. Notes	6.15	5/15/2034	126,000	134,815
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds	3.95	3/1/2048	250,000	201,565
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AD	2.90	7/1/2050	115,000	76,232
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AJ	4.85	10/1/2052	50,000	45,974
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AQ	4.95	8/15/2035	100,000	100,654
CenterPoint Energy Resources Corp., Sr. Unscd. Notes	1.75	10/1/2030	97,000	86,157
CenterPoint Energy Resources Corp., Sr. Unscd. Notes	5.25	3/1/2028	245,000	251,110
CenterPoint Energy, Inc., Jr. Sub. Notes	6.70	5/15/2055	35,000	36,183
CenterPoint Energy, Inc., Jr. Sub. Notes, Ser. A	7.00	2/15/2055	50,000	52,449
Commonwealth Edison Co., First Mortgage Bonds	3.70	8/15/2028	65,000	64,623
Commonwealth Edison Co., First Mortgage Bonds	3.70	3/1/2045	100,000	79,631
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2048	320,000	260,503
Commonwealth Edison Co., First Mortgage Bonds, Ser. 123	3.75	8/15/2047	70,000	54,710
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	3.70	11/15/2059	90,000	64,957
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.50	12/1/2045	209,000	184,194
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.50	5/15/2058	75,000	63,033
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.63	12/1/2054	30,000	25,919
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 7-A	6.30	8/15/2037	65,000	71,962
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. C	4.30	12/1/2056	25,000	20,347
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	2.40	6/15/2031	325,000	295,588
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	3.60	6/15/2061	200,000	140,318
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.13	3/15/2035	250,000	256,452
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2055	200,000	199,663
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.60	6/15/2042	55,000	55,650
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.75	10/1/2041	55,000	56,403
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.13	1/15/2034	45,000	48,960
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	283,000	309,384
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.50	10/1/2053	110,000	121,679
Consumers Energy Co., First Mortgage Bonds	3.50	8/1/2051	100,000	74,397
Consumers Energy Co., First Mortgage Bonds	3.75	2/15/2050	80,000	61,841
Consumers Energy Co., First Mortgage Bonds	4.20	9/1/2052	195,000	161,561
Consumers Energy Co., First Mortgage Bonds	4.63	5/15/2033	50,000	50,151
Dominion Energy South Carolina, Inc., First Mortgage Bonds	4.60	6/15/2043	100,000	91,280
Dominion Energy South Carolina, Inc., First Mortgage Bonds	5.10	6/1/2065	70,000	64,115
Dominion Energy South Carolina, Inc., First Mortgage Bonds	5.45	2/1/2041	25,000	25,435
Dominion Energy South Carolina, Inc., First Mortgage Bonds	6.25	10/15/2053	60,000	66,334
Dominion Energy, Inc., Jr. Sub. Notes	6.00	2/15/2056	100,000	101,401
Dominion Energy, Inc., Jr. Sub. Notes	6.20	2/15/2056	250,000	252,911
Dominion Energy, Inc., Jr. Sub. Notes, Ser. A	6.88	2/1/2055	250,000	262,731
Dominion Energy, Inc., Jr. Sub. Notes, Ser. B	7.00	6/1/2054	350,000	382,413
Dominion Energy, Inc., Sr. Unscd. Notes	5.38	11/15/2032	25,000	26,000
Dominion Energy, Inc., Sr. Unscd. Notes	7.00	6/15/2038	112,000	128,076
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	70,000	67,270
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	4.90	8/1/2041	25,000	23,272
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	25,000	27,072
DTE Electric Co., General Ref. Mortgage Bonds	3.70	6/1/2046	50,000	39,363

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
DTE Electric Co., General Ref. Mortgage Bonds	4.30	7/1/2044	200,000	173,864
DTE Electric Co., General Ref. Mortgage Bonds	5.25	5/15/2035	200,000	206,404
DTE Electric Co., General Ref. Mortgage Bonds	5.85	5/15/2055	200,000	211,474
DTE Energy Co., Sr. Unscd. Notes	4.88	6/1/2028	360,000	366,219
DTE Energy Co., Sr. Unscd. Notes	5.05	10/1/2035	200,000	199,405
Duke Energy Carolinas LLC, First Mortgage Bonds	2.85	3/15/2032	115,000	105,164
Duke Energy Carolinas LLC, First Mortgage Bonds	4.95	1/15/2033	100,000	103,023
Duke Energy Carolinas LLC, First Mortgage Bonds	5.40	1/15/2054	29,000	28,874
Duke Energy Carolinas LLC, First Ref. Mortgage Bonds	2.95	12/1/2026	25,000	24,752
Duke Energy Carolinas LLC, First Ref. Mortgage Bonds	3.88	3/15/2046	75,000	60,630
Duke Energy Corp., Sr. Unscd. Notes	2.45	6/1/2030	95,000	87,731
Duke Energy Corp., Sr. Unscd. Notes	3.50	6/15/2051	62,000	43,909
Duke Energy Corp., Sr. Unscd. Notes	3.75	9/1/2046	90,000	69,461
Duke Energy Corp., Sr. Unscd. Notes	4.80	12/15/2045	250,000	224,474
Duke Energy Corp., Sr. Unscd. Notes	4.85	1/5/2029	75,000	76,404
Duke Energy Corp., Sr. Unscd. Notes	4.95	9/15/2035	200,000	198,893
Duke Energy Corp., Sr. Unscd. Notes	5.00	12/8/2027	200,000	203,413
Duke Energy Corp., Sr. Unscd. Notes	5.00	8/15/2052	295,000	266,788
Duke Energy Corp., Sr. Unscd. Notes	6.10	9/15/2053	85,000	89,580
Duke Energy Florida LLC, First Mortgage Bonds	1.75	6/15/2030	100,000	89,896
Duke Energy Florida LLC, First Mortgage Bonds	2.40	12/15/2031	106,000	95,356
Duke Energy Florida LLC, First Mortgage Bonds	3.80	7/15/2028	20,000	19,951
Duke Energy Florida LLC, First Mortgage Bonds	5.88	11/15/2033	1,050,000	1,136,411
Duke Energy Florida LLC, First Mortgage Bonds	6.20	11/15/2053	150,000	164,661
Duke Energy Indiana LLC, First Mortgage Bonds	5.90	5/15/2055	150,000	157,826
Duke Energy Ohio, Inc., First Mortgage Bonds	3.70	6/15/2046	50,000	38,997
Duke Energy Progress LLC, First Mortgage Bonds	3.60	9/15/2047	50,000	38,139
Duke Energy Progress LLC, First Mortgage Bonds	4.38	3/30/2044	100,000	87,686
Duke Energy Progress LLC, First Mortgage Bonds	5.05	3/15/2035	100,000	101,952
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	200,000	206,399
Duke Energy Progress LLC, First Mortgage Bonds	5.25	3/15/2033	150,000	156,417
Duke Energy Progress LLC, First Mortgage Bonds	5.55	3/15/2055	150,000	151,781
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A3	2.80	7/1/2041	250,000	192,759
Edison International, Sr. Unscd. Notes	4.13	3/15/2028	105,000	103,156
Emera US Finance LP, Gtd. Notes	2.64	6/15/2031	230,000	205,347
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	50,000	43,428
ENEL Chile SA, Sr. Unscd. Notes	4.88	6/12/2028	100,000	101,621
Entergy Corp., Sr. Unscd. Notes	2.80	6/15/2030	230,000	214,766
Entergy Louisiana LLC, Collateral Trust Bonds	3.05	6/1/2031	445,000	417,082
Entergy Louisiana LLC, Collateral Trust Bonds	4.00	3/15/2033	160,000	154,338
Entergy Louisiana LLC, Collateral Trust Bonds	4.20	9/1/2048	60,000	49,480
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	10,000	8,830
Entergy Louisiana LLC, First Mortgage Bonds	2.35	6/15/2032	251,000	220,879
Entergy Louisiana LLC, First Mortgage Bonds	4.95	1/15/2045	100,000	92,965
Entergy Louisiana LLC, First Mortgage Notes	5.70	3/15/2054	170,000	172,014
Entergy Mississippi LLC, First Mortgage Bonds	2.85	6/1/2028	155,000	150,661
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	80,000	81,536
Essential Utilities, Inc., Sr. Unscd. Notes	2.70	4/15/2030	100,000	93,280
Essential Utilities, Inc., Sr. Unscd. Notes	3.57	5/1/2029	200,000	195,464
Evergy Kansas Central, Inc., First Mortgage Bonds	4.25	12/1/2045	90,000	76,043

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
Evergy Kansas Central, Inc., First Mortgage Bonds	5.25	3/15/2035	250,000	255,455
Evergy, Inc., Sr. Unscd. Notes	2.90	9/15/2029	100,000	95,022
Eversource Energy, Sr. Unscd. Notes	5.13	5/15/2033	165,000	167,468
Eversource Energy, Sr. Unscd. Notes	5.45	3/1/2028	225,000	230,717
Eversource Energy, Sr. Unscd. Notes	5.95	2/1/2029	135,000	141,344
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	100,000	99,821
Eversource Energy, Sr. Unscd. Notes, Ser. R	1.65	8/15/2030	100,000	87,998
Exelon Corp., Sr. Unscd. Notes	4.70	4/15/2050	210,000	182,514
Exelon Corp., Sr. Unscd. Notes	5.15	3/15/2028	248,000	253,718
Exelon Corp., Sr. Unscd. Notes	5.88	3/15/2055	200,000	204,756
FirstEnergy Transmission LLC, Sr. Unscd. Notes(c)	4.75	1/15/2033	100,000	99,898
Florida Power & Light Co., First Mortgage Bonds	2.88	12/4/2051	215,000	140,393
Florida Power & Light Co., First Mortgage Bonds	3.15	10/1/2049	25,000	17,465
Florida Power & Light Co., First Mortgage Bonds	3.95	3/1/2048	105,000	85,583
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	300,000	244,153
Florida Power & Light Co., First Mortgage Bonds	4.40	5/15/2028	245,000	247,559
Florida Power & Light Co., First Mortgage Bonds	4.63	5/15/2030	310,000	316,207
Florida Power & Light Co., First Mortgage Bonds	4.80	5/15/2033	125,000	127,483
Florida Power & Light Co., First Mortgage Bonds	5.05	4/1/2028	115,000	117,911
Florida Power & Light Co., First Mortgage Bonds	5.96	4/1/2039	95,000	103,184
Florida Power & Light Co., Sr. Unscd. Notes, Ser. A	3.30	5/30/2027	310,000	307,109
Georgia Power Co., Sr. Unscd. Notes	4.30	3/15/2043	25,000	22,043
Georgia Power Co., Sr. Unscd. Notes	5.13	5/15/2052	145,000	138,635
Georgia Power Co., Sr. Unscd. Notes, Ser. A	3.25	3/15/2051	317,000	222,676
Idaho Power Co., First Mortgage Bonds	5.20	8/15/2034	65,000	67,195
Idaho Power Co., First Mortgage Notes	5.80	4/1/2054	50,000	51,748
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	25,000	20,914
Indiana Michigan Power Co., Sr. Unscd. Notes	4.25	8/15/2048	300,000	245,929
Interstate Power & Light Co., Sr. Unscd. Debs.	2.30	6/1/2030	15,000	13,713
Interstate Power & Light Co., Sr. Unscd. Debs.	3.60	4/1/2029	350,000	342,966
Interstate Power & Light Co., Sr. Unscd. Notes	4.95	9/30/2034	100,000	99,918
Interstate Power & Light Co., Sr. Unscd. Notes	5.45	9/30/2054	100,000	96,988
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034	150,000	152,676
Johnsonville Aeroderivative Combustion Turbine Generation LLC, Sr. Scd. Notes	5.08	10/1/2054	306,163	298,115
Kentucky Utilities Co., First Mortgage Bonds, Ser. KENT	5.45	4/15/2033	25,000	26,171
Louisville Gas & Electric Co., First Mortgage Bonds	4.25	4/1/2049	165,000	135,931
MidAmerican Energy Co., First Mortgage Bonds	2.70	8/1/2052	150,000	95,024
MidAmerican Energy Co., First Mortgage Bonds	3.65	4/15/2029	215,000	212,559
MidAmerican Energy Co., First Mortgage Bonds	3.65	8/1/2048	50,000	38,234
MidAmerican Energy Co., First Mortgage Bonds	4.25	7/15/2049	270,000	225,773
MidAmerican Energy Co., First Mortgage Bonds	5.85	9/15/2054	30,000	31,601
Mississippi Power Co., Sr. Unscd. Notes, Ser. 12-A	4.25	3/15/2042	30,000	26,236
National Fuel Gas Co., Sr. Unscd. Notes	2.95	3/1/2031	85,000	77,359
National Fuel Gas Co., Sr. Unscd. Notes	5.95	3/15/2035	245,000	255,534
National Grid USA, Sr. Unscd. Notes	5.80	4/1/2035	120,000	125,070
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds	4.40	11/1/2048	50,000	42,862
National Rural Utilities Cooperative Finance Corp., Collateral Trust Notes	5.00	8/15/2034	310,000	316,213
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.80	3/15/2028	257,000	261,150
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.05	9/15/2028	160,000	164,001
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	200,000	207,078

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
Nevada Power Co., General Ref. Mortgage Bonds, Ser. DD	2.40	5/1/2030	65,000	60,368
Nevada Power Co., General Ref. Mortgage Bonds, Ser. EE	3.13	8/1/2050	42,000	27,915
Nevada Power Co., General Ref. Mortgage Notes	6.00	3/15/2054	157,000	163,748
Nevada Power Co., General Ref. Mortgage Notes, Ser. CC	3.70	5/1/2029	255,000	250,887
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	2.25	6/1/2030	347,000	317,933
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	2.75	11/1/2029	75,000	71,089
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	3.80	3/15/2082	260,000	254,664
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.44	1/15/2032	240,000	212,553
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.00	1/15/2052	208,000	134,876
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.50	4/1/2029	85,000	83,211
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.00	2/28/2030	80,000	82,612
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	160,000	163,699
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	110,000	104,381
NiSource, Inc., Jr. Sub. Notes	6.95	11/30/2054	60,000	62,660
NiSource, Inc., Sr. Unscd. Notes	3.49	5/15/2027	155,000	153,636
NiSource, Inc., Sr. Unscd. Notes	4.38	5/15/2047	140,000	118,458
NiSource, Inc., Sr. Unscd. Notes	4.80	2/15/2044	110,000	100,245
NiSource, Inc., Sr. Unscd. Notes	5.00	6/15/2052	176,000	159,699
NiSource, Inc., Sr. Unscd. Notes	5.65	2/1/2045	50,000	50,050
NiSource, Inc., Sr. Unscd. Notes	5.95	6/15/2041	163,000	171,047
Northern States Power Co., First Mortgage Bonds	2.90	3/1/2050	35,000	23,457
Northern States Power Co., First Mortgage Bonds	4.00	8/15/2045	40,000	33,279
Northern States Power Co., First Mortgage Bonds	5.10	5/15/2053	282,000	269,281
Northern States Power Co., First Mortgage Bonds	5.35	11/1/2039	100,000	103,051
Northwest Natural Holding Co., Jr. Sub. Notes	7.00	9/15/2055	50,000	52,073
NSTAR Electric Co., Sr. Unscd. Debs.	4.55	6/1/2052	45,000	38,945
Oglethorpe Power Corp., First Mortgage Bonds	5.05	10/1/2048	200,000	182,674
Oglethorpe Power Corp., First Mortgage Bonds	5.38	11/1/2040	50,000	49,542
Oklahoma Gas & Electric Co., Sr. Unscd. Notes	3.80	8/15/2028	130,000	129,144
Oklahoma Gas & Electric Co., Sr. Unscd. Notes	5.60	4/1/2053	60,000	60,431
Oncor Electric Delivery Co. LLC, Scd. Notes	4.65	11/1/2029	400,000	406,058
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.10	9/15/2049	205,000	139,583
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.70	11/15/2028	100,000	99,093
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.80	9/30/2047	50,000	39,298
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.30	5/15/2028	10,000	10,062
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.95	9/15/2052	140,000	128,172
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes(c)	5.35	4/1/2035	200,000	207,510
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.65	11/15/2033	50,000	53,219
One Gas, Inc., Sr. Unscd. Notes	4.50	11/1/2048	45,000	38,974
Pacific Gas & Electric Co., First Mortgage Bonds	2.50	2/1/2031	430,000	384,621
Pacific Gas & Electric Co., First Mortgage Bonds	3.30	8/1/2040	110,000	83,529
Pacific Gas & Electric Co., First Mortgage Bonds	3.50	8/1/2050	225,000	154,144
Pacific Gas & Electric Co., First Mortgage Bonds	3.75	7/1/2028	205,400	201,856
Pacific Gas & Electric Co., First Mortgage Bonds	4.00	12/1/2046	50,000	37,809
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	100,000	86,969
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	530,000	455,349
Pacific Gas & Electric Co., First Mortgage Bonds	5.25	3/1/2052	66,000	58,686
Pacific Gas & Electric Co., First Mortgage Bonds	6.75	1/15/2053	247,000	266,543
Pacific Gas & Electric Co., First Mortgage Notes	3.95	12/1/2047	50,000	37,631
Pacific Gas & Electric Co., First Mortgage Notes	4.65	8/1/2028	100,000	100,436

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
Pacific Gas & Electric Co., Sr. Scd. Bonds	3.25	6/1/2031	70,000	64,625
Pacific Gas & Electric Co., Sr. Scd. Bonds	4.20	6/1/2041	75,000	62,135
PacifiCorp, First Mortgage Bonds	2.90	6/15/2052	205,000	124,681
PacifiCorp, First Mortgage Bonds	4.13	1/15/2049	100,000	78,110
PacifiCorp, First Mortgage Bonds	5.35	12/1/2053	100,000	92,006
PacifiCorp, First Mortgage Bonds	6.00	1/15/2039	360,000	377,814
PECO Energy Co., First Mortgage Bonds	3.90	3/1/2048	300,000	242,015
PECO Energy Co., First Mortgage Bonds	4.90	6/15/2033	209,000	213,962
PECO Energy Co., First Ref. Mortgage Bonds	5.95	10/1/2036	350,000	380,686
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A1	1.46	7/15/2031	30,989	28,806
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	2.28	1/15/2036	85,000	69,762
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A3	2.82	7/15/2046	25,000	18,362
PG&E Recovery Funding LLC, Sr. Scd. Notes, Ser. A2	5.23	6/1/2042	85,000	87,194
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A1	3.59	6/1/2030	44,956	44,415
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.26	6/1/2036	140,000	134,927
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	250,000	248,788
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	160,000	156,874
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	2.50	3/15/2031	25,000	22,697
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	3.35	6/1/2050	130,000	91,454
PPL Electric Utilities Corp., First Mortgage Bonds	5.25	5/15/2053	270,000	264,120
PPL Electric Utilities Corp., First Mortgage Bonds	6.25	5/15/2039	50,000	55,834
Public Service Co. of Colorado, First Mortgage Bonds	4.05	9/15/2049	42,000	33,270
Public Service Co. of Colorado, First Mortgage Bonds	5.25	4/1/2053	600,000	571,706
Public Service Co. of Colorado, First Mortgage Bonds, Ser. 34	3.20	3/1/2050	77,000	53,206
Public Service Co. of Colorado, First Mortgage Notes	3.60	9/15/2042	25,000	19,902
Public Service Co. of New Hampshire, First Mortgage Bonds	5.15	1/15/2053	100,000	95,352
Public Service Co. of Oklahoma, Sr. Unscd. Notes	5.25	1/15/2033	100,000	102,777
Public Service Electric & Gas Co., First Mortgage Bonds	4.90	8/15/2035	100,000	101,013
Public Service Electric & Gas Co., First Mortgage Bonds	5.20	8/1/2033	10,000	10,391
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	119,000	119,318
Public Service Electric & Gas Co., First Mortgage Notes	1.90	8/15/2031	385,000	338,722
Public Service Electric & Gas Co., First Mortgage Notes	3.80	3/1/2046	225,000	181,047
Public Service Electric & Gas Co., First Mortgage Notes	4.05	5/1/2048	100,000	82,374
Public Service Electric & Gas Co., First Mortgage Notes	4.90	12/15/2032	100,000	102,359
Public Service Electric & Gas Co., Sr. Scd. Notes	3.65	9/1/2042	25,000	20,341
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	60,000	52,744
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	5.88	10/15/2028	15,000	15,701
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	6.13	10/15/2033	338,000	364,861
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	168,000	159,975
Puget Energy, Inc., Sr. Scd. Notes	4.10	6/15/2030	75,000	73,398
Puget Energy, Inc., Sr. Scd. Notes	4.22	3/15/2032	130,000	124,855
Puget Energy, Inc., Sr. Scd. Notes	5.73	3/15/2035	400,000	411,104
Puget Sound Energy, Inc., Sr. Scd. Bonds	5.33	6/15/2034	300,000	309,868
Puget Sound Energy, Inc., Sr. Scd. Bonds	5.80	3/15/2040	85,000	88,401
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	69,000	48,084
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	55,000	56,271
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. RRR	3.75	6/1/2047	368,000	284,635
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	105,000	73,811
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. XXX	3.00	3/15/2032	100,000	91,758
Sempra, Sr. Unscd. Notes	3.25	6/15/2027	128,000	125,889

SCHEDULES OF INVESTMENTS (continued)

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
Sempra, Sr. Unscd. Notes	3.80	2/1/2038	160,000	137,491
Sempra, Sr. Unscd. Notes	6.00	10/15/2039	425,000	444,344
Sierra Pacific Power Co., General Ref. Mortgage Notes	5.90	3/15/2054	90,000	91,701
Southern California Edison Co., First Mortgage Bonds	2.85	8/1/2029	120,000	113,009
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	105,000	74,092
Southern California Edison Co., First Mortgage Bonds	5.70	3/1/2053	50,000	47,349
Southern California Edison Co., First Mortgage Bonds	5.85	11/1/2027	103,000	105,621
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	215,000	226,747
Southern California Edison Co., First Mortgage Bonds, Ser. B	4.88	3/1/2049	60,000	51,258
Southern California Edison Co., First Mortgage Bonds, Ser. G	2.50	6/1/2031	275,000	244,667
Southern California Edison Co., First Ref. Mortgage Bonds	4.00	4/1/2047	602,000	458,848
Southern California Edison Co., First Ref. Mortgage Bonds	4.65	10/1/2043	260,000	222,940
Southern California Edison Co., First Ref. Mortgage Bonds	6.00	1/15/2034	50,000	52,399
Southern California Edison Co., First Ref. Mortgage Bonds	6.05	3/15/2039	85,000	87,560
Southern California Edison Co., First Ref. Mortgage Bonds, Ser. 13-A	3.90	3/15/2043	50,000	39,074
Southern California Gas Co., First Mortgage Bonds	3.75	9/15/2042	44,000	35,710
Southern California Gas Co., First Mortgage Bonds	5.05	9/1/2034	227,000	231,278
Southern California Gas Co., First Mortgage Bonds	5.20	6/1/2033	10,000	10,340
Southern California Gas Co., First Mortgage Bonds	6.35	11/15/2052	60,000	65,906
Southern California Gas Co., First Mortgage Bonds, Ser. VV	4.30	1/15/2049	65,000	54,154
Southern California Gas Co., First Mortgage Bonds, Ser. WW	3.95	2/15/2050	20,000	15,600
Southern California Gas Co., Sr. Unscd. Notes	2.95	4/15/2027	158,000	155,536
Southern Co. Gas Capital Corp., Gtd. Notes	4.40	5/30/2047	45,000	38,086
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	139,000	91,261
Southern Power Co., Sr. Unscd. Notes	5.15	9/15/2041	100,000	96,836
Southern Power Co., Sr. Unscd. Notes	5.25	7/15/2043	45,000	43,356
Southern Power Co., Sr. Unscd. Notes, Ser. A	4.25	10/1/2030	460,000	457,504
Southwest Gas Corp., Sr. Unscd. Notes	2.20	6/15/2030	130,000	118,417
Spire Missouri, Inc., First Mortgage Bonds	4.80	2/15/2033	50,000	50,408
Spire Missouri, Inc., First Mortgage Bonds, Ser. 2034	5.15	8/15/2034	65,000	67,060
Tampa Electric Co., Sr. Unscd. Notes	2.40	3/15/2031	60,000	54,415
Tampa Electric Co., Sr. Unscd. Notes	3.63	6/15/2050	115,000	84,984
The AES Corp., Sr. Unscd. Notes(b)	2.45	1/15/2031	50,000	45,283
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	320,000	325,506
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	5.95	12/15/2036	30,000	31,771
The Connecticut Light & Power Company, First Mortgage Bonds	5.25	1/15/2053	42,000	40,683
The Connecticut Light & Power Company, First Ref. Mortgage Bonds	4.30	4/15/2044	200,000	175,202
The Connecticut Light & Power Company, First Ref. Mortgage Bonds, Ser. A	3.20	3/15/2027	175,000	173,179
The Dayton Power & Light Company, First Mortgage Bonds(c)	4.55	8/15/2030	100,000	99,574
The Southern Company, Sr. Unscd. Notes	4.40	7/1/2046	205,000	175,815
The Southern Company, Sr. Unscd. Notes	4.85	6/15/2028	57,000	58,008
The Southern Company, Sr. Unscd. Notes	5.50	3/15/2029	168,000	174,686
The Southern Company, Sr. Unscd. Notes	5.70	3/15/2034	15,000	15,837
The Toledo Edison Company, Sr. Scd. Notes	6.15	5/15/2037	25,000	27,309
Tucson Electric Power Co., Sr. Unscd. Notes	1.50	8/1/2030	50,000	44,140
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	60,000	46,369
Tucson Electric Power Co., Sr. Unscd. Notes	5.50	4/15/2053	50,000	48,872
Tucson Electric Power Co., Sr. Unscd. Notes	5.90	4/15/2055	50,000	51,294
Union Electric Co., First Mortgage Bonds	2.95	3/15/2030	50,000	47,613
Union Electric Co., First Mortgage Bonds	3.25	10/1/2049	122,000	85,145

BNY Mellon Core Bond ETF (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes — 99.1% (continued)
Utilities — 2.4% (continued)
Union Electric Co., First Mortgage Bonds	4.00	4/1/2048	46,000	36,991
Union Electric Co., First Mortgage Bonds	5.13	3/15/2055	200,000	189,411
Union Electric Co., First Mortgage Bonds	5.45	3/15/2053	50,000	49,203
Union Electric Co., Sr. Scd. Notes	3.90	9/15/2042	50,000	41,821
Union Electric Co., Sr. Scd. Notes	8.45	3/15/2039	50,000	65,092
Virginia Electric & Power Co., Sr. Unscd. Notes	2.45	12/15/2050	235,000	137,809
Virginia Electric & Power Co., Sr. Unscd. Notes	5.15	3/15/2035	200,000	203,877
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	10,000	10,378
Virginia Electric & Power Co., Sr. Unscd. Notes	5.70	8/15/2053	90,000	91,298
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. A	3.80	4/1/2028	100,000	99,504
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B(b)	2.95	11/15/2026	30,000	29,673
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	80,000	79,642
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.80	9/15/2047	520,000	405,319
Washington Gas Light Co., Sr. Unscd. Notes	3.65	9/15/2049	144,000	105,959
WEC Energy Group, Inc., Sr. Unscd. Notes	2.20	12/15/2028	65,000	61,255
WEC Energy Group, Inc., Sr. Unscd. Notes	4.75	1/15/2028	200,000	202,535
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	203,684
Wisconsin Electric Power Co., Sr. Unscd. Debs.	5.63	5/15/2033	65,000	69,735
Wisconsin Power & Light Co., Sr. Unscd. Debs.	1.95	9/16/2031	50,000	43,437
Wisconsin Power & Light Co., Sr. Unscd. Notes	4.95	4/1/2033	50,000	50,800
Wisconsin Power & Light Co., Sr. Unscd. Notes	5.38	3/30/2034	50,000	51,785
Wisconsin Public Service Corp., Sr. Unscd. Notes	3.30	9/1/2049	270,000	191,632
Xcel Energy, Inc., Sr. Unscd. Notes	1.75	3/15/2027	70,000	67,747
Xcel Energy, Inc., Sr. Unscd. Notes	3.50	12/1/2049	125,000	90,476
Xcel Energy, Inc., Sr. Unscd. Notes	4.00	6/15/2028	75,000	74,826
Xcel Energy, Inc., Sr. Unscd. Notes	4.60	6/1/2032	100,000	99,321
				48,460,255
Total Bonds and Notes (cost $2,014,940,383)				2,011,921,679

	1-Day Yield (%)	Shares
Investment Companies — 3.4%
Registered Investment Companies — 3.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $68,300,359)	4.04	68,300,359	68,300,359
Investment of Cash Collateral for Securities Loaned — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $5,252,807)	4.04	5,252,807	5,252,807
Total Investments (cost $2,088,493,549)		102.8%	2,085,474,845
Liabilities, Less Cash and Receivables		(2.8%)	(56,210,086)
Net Assets		100.0%	2,029,264,759

ACES—Alterntaive Credit Enhancement Securities
GO—Government Obligation
REIT—Real Estate Investment Trust

SCHEDULES OF INVESTMENTS (continued)
(a)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(b)
Security, or portion thereof, on loan. At October 31, 2025, the value of the fund’s securities on loan was $24,222,889 and the value of the collateral was
$24,892,647, consisting of cash collateral of $5,252,807 and U.S. Government & Agency securities valued at $19,639,840.  In addition, the value of collateral may include pending sales that are also on loan.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2025, these securities amounted to $2,627,621 or .1% of net assets.

(d)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(e)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(f)	Purchased on a forward commitment basis.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

BNY Mellon Core Bond ETF
TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (.0%)
Federal National Mortgage Association:
2.00%, 12/1/2055(a),(b)	(100,000)	(81,139)
2.50%, 12/15/2055(a),(b)	(50,000)	(42,440)
3.00%, 11/1/2040-12/1/2055(a),(b)	(650,000)	(581,220)
3.50%, 11/1/2040(a),(b)	(50,000)	(48,464)
Total Sale Commitments (Proceeds $752,528)		(753,263)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

BNY Mellon Core Bond ETF
Affiliated Issuers
Description	Value ($) 10/31/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2025	Dividends/ Distributions ($)
Registered Investment Companies - 3.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - 3.4%	61,053,551	307,530,165	(300,283,357)	68,300,359	2,141,231
Investment of Cash Collateral for Securities Loaned - .3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares - .3%	5,539,116	73,962,785	(74,249,094)	5,252,807	105,488 ††
Total - 3.7%	66,592,667	381,492,950	(374,532,451)	73,553,166	2,246,719

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	BNY Mellon US Large Cap Core Equity ETF	BNY Mellon US Mid Cap Core Equity ETF	BNY Mellon US Small Cap Core Equity ETF
Assets ($):
Investments in securities—See Schedules of Investments† (including securities on loan)††—Note 2(c):
Unaffiliated issuers	4,802,369,533	601,140,695	58,480,751
Affiliated issuers	10,729,701	9,258,692	1,234,006
Cash collateral held by broker—Note 4	653,000	105,000	58,000
Dividends and securities lending income receivable	2,085,345	245,551	18,700
Receivable for shares of Beneficial Interest subscribed	102,616	-	-
Receivable for futures variation margin—Note 4	27,750	5,820	715
Tax reclaim receivable—Note 2(b)	21,124	4,084	-
Due from BNY Mellon ETF Investment Adviser, LLC —Note 3(b)	798	-	-
	4,815,989,867	610,759,842	59,792,172
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)	-	20,433	1,993
Liability for securities on loan—Note 2(c)	2,138,381	8,364,346	1,162,418
	2,138,381	8,384,779	1,164,411
Net Assets ($)	4,813,851,486	602,375,063	58,627,761
Composition of Net Assets ($):
Paid-in capital	3,941,364,806	571,928,693	74,899,605
Total distributable earnings (loss)	872,486,680	30,446,370	(16,271,844)
Net Assets ($)	4,813,851,486	602,375,063	58,627,761
†Investments at cost ($)
Unaffiliated issuers	3,878,520,218	524,114,737	56,355,265
Affiliated issuers	10,729,701	9,258,692	1,234,006
††Value of securities on loan ($)	28,556,538	27,619,370	5,428,103
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)	36,730,000	5,570,000	530,000
Net Asset Value Per Share ($)	131.06	108.15	110.62
Market Price Per Share ($)	131.00	108.15	110.67
See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued)

	BNY Mellon International Equity ETF	BNY Mellon Emerging Markets Equity ETF	BNY Mellon Core Bond ETF
Assets ($):
Investments in securities—See Schedules of Investments† (including securities on loan)††—Note 2(c):
Unaffiliated issuers	1,026,601,210	68,166,563	2,011,921,679
Affiliated issuers	1,181,033	130,539	73,553,166
Cash denominated in foreign currency†††	1,324,115	72,004	-
Cash collateral held by broker—Note 4	155,000	41,000	-
Dividends, interest and securities lending income receivable	2,299,322	50,464	16,710,124
Tax reclaim receivable—Note 2(b)	1,493,362	520	-
Receivable for shares of Beneficial Interest subscribed	-	-	6,605
Receivable for investment securities sold	-	-	21,615,196
Receivable for investment securities sold—TBA	-	-	1,768,378
Due from BNY Mellon ETF Investment Adviser, LLC —Note 3(b)	-	-	5,113
	1,033,054,042	68,461,090	2,125,580,261
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b)	34,873	6,250	-
Liability for securities on loan—Note 2(c)	366,686	38,213	5,252,807
Payable for futures variation margin—Note 4	10,568	495	-
TBA sale commitments, at value††††—Note 4	-	-	753,263
Payable for foreign tax on capital gains—Note 2(b)	-	214,018	-
Payable for investment securities purchased	-	-	25,421,131
Payable for investment securities purchased—TBA	-	-	64,888,301
	412,127	258,976	96,315,502
Net Assets ($)	1,032,641,915	68,202,114	2,029,264,759
Composition of Net Assets ($):
Paid-in capital	885,391,976	53,741,510	2,043,943,714
Total distributable earnings (loss)	147,249,939	14,460,604	(14,678,955)
Net Assets ($)	1,032,641,915	68,202,114	2,029,264,759
†Investments at cost ($)
Unaffiliated issuers	848,729,957	48,248,977	2,014,940,383
Affiliated issuers	1,181,033	130,539	73,553,166
††Value of securities on loan ($)	2,942,753	255,713	24,222,889
†††Cash denominated in foreign currency (cost) ($)	1,333,874	62,061	-
††††TBA sale commitments (proceeds) ($)	-	-	752,528
Shares Outstanding
Shares outstanding no par value (unlimited shares authorized)	11,500,000	900,000	47,550,000
Net Asset Value Per Share ($)	89.79	75.78	42.68
Market Price Per Share ($)	90.00	75.16	42.70
See notes to financial statements.

STATEMENTS OF OPERATIONS
Year Ended October 31, 2025

	BNY Mellon US Large Cap Core Equity ETF	BNY Mellon US Mid Cap Core Equity ETF	BNY Mellon US Small Cap Core Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	41,814,078	7,739,309 †	1,420,592 †
Affiliated issuers	279,347	58,792	11,734
Affiliated income net of rebates from securities lending—Note 2(c)	97,038	115,082	24,952
Interest	25,109	8,709	2,414
Total Income	42,215,572	7,921,892	1,459,692
Expenses:
Management fee—Note 3(a)	-	208,282	40,656
Total Expenses	-	208,282	40,656
Net Investment Income	42,215,572	7,713,610	1,419,036
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(17,700,061)	(14,763,725)	(2,311,713)
Net realized gain (loss) on in-kind redemptions	295,815,434	24,748,273	19,490,017
Net realized gain (loss) on futures	882,353	(272,253)	(39,865)
Net Realized Gain (Loss)	278,997,726	9,712,295	17,138,439
Net change in unrealized appreciation (depreciation) on investments	318,805,496	2,069,397	(11,644,284)
Net change in unrealized appreciation (depreciation) on futures	309,698	(27,105)	10,076
Net Change in Unrealized Appreciation (Depreciation)	319,115,194	2,042,292	(11,634,208)
Net Realized and Unrealized Gain (Loss) on Investments	598,112,920	11,754,587	5,504,231
Net Increase in Net Assets Resulting from Operations	640,328,492	19,468,197	6,923,267
†Net of foreign taxes withheld at source ($)	-	10,722	3,798
See notes to financial statements.

STATEMENTS OF OPERATIONS (continued)

	BNY Mellon International Equity ETF	BNY Mellon Emerging Markets Equity ETF	BNY Mellon Core Bond ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	21,400,632 †	2,596,612 †	-
Affiliated issuers	58,794	16,663	2,141,231
Affiliated income net of rebates from securities lending—Note 2(c)	7,522	12,722	105,488
Interest	6,541	1,187	84,003,972
Total Income	21,473,489	2,627,184	86,250,691
Expenses:
Management fee—Note 3(a)	318,154	113,780	-
Total Expenses	318,154	113,780	-
Net Investment Income	21,155,335	2,513,404	86,250,691
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(12,231,750)	2,869,864	(3,958,447)
Net realized gain (loss) on in-kind redemptions	42,009,411	7,318,002	(2,556,394)
Net realized gain (loss) on TBA sale commitments	-	-	135,163
Net realized gain (loss) on futures	521,728	72,420	-
Net realized gain (loss) on foreign capital gains tax	-	(758,262)	-
Net Realized Gain (Loss)	30,299,389	9,502,024	(6,379,678)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	91,149,595	5,221,322	39,278,295
Net change in unrealized appreciation (depreciation) on TBA sale commitments	-	-	(290)
Net change in unrealized appreciation (depreciation) on futures	110,589	3,967	-
Net change in unrealized appreciation (depreciation) on foreign capital gains tax	-	689,231	-
Net Change in Unrealized Appreciation (Depreciation)	91,260,184	5,914,520	39,278,005
Net Realized and Unrealized Gain (Loss) on Investments	121,559,573	15,416,544	32,898,327
Net Increase in Net Assets Resulting from Operations	142,714,908	17,929,948	119,149,018
†Net of foreign taxes withheld at source ($)	2,296,829	331,262	-
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	BNY Mellon US Large Cap Core Equity ETF		BNY Mellon US Mid Cap Core Equity ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
Operations ($):
Net investment income	42,215,572	32,656,829	7,713,610	7,059,856
Net realized gain (loss) on investments	278,997,726	98,074,551	9,712,295	24,198,006
Net change in unrealized appreciation (depreciation) on investments	319,115,194	569,729,777	2,042,292	112,925,445
Net Increase (Decrease) in Net Assets Resulting from Operations	640,328,492	700,461,157	19,468,197	144,183,307
Distributions ($):
Distributions to shareholders	(40,821,337)	(31,978,450)	(8,120,204)	(6,908,269)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser, LLC—Note 3(a)	6,527	4,800	-	-
Beneficial Interest Transactions ($):
Net proceeds from shares sold	2,338,610,230	1,013,593,349	278,738,929	206,676,062
Cost of shares redeemed	(1,003,915,444)	(496,912,201)	(198,477,282)	(253,701,345)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	1,334,694,786	516,681,148	80,261,647	(47,025,283)
Total Increase (Decrease) in Net Assets	1,934,208,468	1,185,168,655	91,609,640	90,249,755
Net Assets ($):
Beginning of Period	2,879,643,018	1,694,474,363	510,765,423	420,515,668
End of Period	4,813,851,486	2,879,643,018	602,375,063	510,765,423
Capital Share Transactions (Shares):
Shares sold	19,840,000	10,400,000	2,720,000	2,440,000
Shares redeemed	(9,680,000)	(5,200,000)	(2,200,000)	(2,920,000)
Net Increase (Decrease) in Shares Outstanding	10,160,000	5,200,000	520,000	(480,000)
See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BNY Mellon US Small Cap Core Equity ETF		BNY Mellon International Equity ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
Operations ($):
Net investment income	1,419,036	1,719,201	21,155,335	17,786,827
Net realized gain (loss) on investments	17,138,439	1,470,882	30,299,389	(10,633,041)
Net change in unrealized appreciation (depreciation) on investments	(11,634,208)	27,350,767	91,260,184	105,217,527
Net Increase (Decrease) in Net Assets Resulting from Operations	6,923,267	30,540,850	142,714,908	112,371,313
Distributions ($):
Distributions to shareholders	(1,474,182)	(1,761,694)	(24,147,830)	(18,099,472)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	51,556,028	28,062,445	411,569,661	186,049,480
Cost of shares redeemed	(118,650,151)	(31,936,712)	(222,457,148)	-
Transaction fees—Note 5	-	-	13,287	3,472
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(67,094,123)	(3,874,267)	189,125,800	186,052,952
Total Increase (Decrease) in Net Assets	(61,645,038)	24,904,889	307,692,878	280,324,793
Net Assets ($):
Beginning of Period	120,272,799	95,367,910	724,949,037	444,624,244
End of Period	58,627,761	120,272,799	1,032,641,915	724,949,037
Capital Share Transactions (Shares):
Shares sold	540,000	320,000	5,000,000	2,550,000
Shares redeemed	(1,220,000)	(360,000)	(3,200,000)	-
Net Increase (Decrease) in Shares Outstanding	(680,000)	(40,000)	1,800,000	2,550,000
See notes to financial statements.

	BNY Mellon Emerging Markets Equity ETF		BNY Mellon Core Bond ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
Operations ($):
Net investment income	2,513,404	2,411,120	86,250,691	70,814,904
Net realized gain (loss) on investments	9,502,024	(3,067,772)	(6,379,678)	(10,561,536)
Net change in unrealized appreciation (depreciation) on investments	5,914,520	19,686,372	39,278,005	22,511,170
Net Increase (Decrease) in Net Assets Resulting from Operations	17,929,948	19,029,720	119,149,018	82,764,538
Distributions ($):
Distributions to shareholders	(3,025,898)	(2,562,381)	(82,360,665)	(62,713,522)
Return of capital	(61,009)	-	-	-
Distributions to shareholders	(3,086,907)	(2,562,381)	(82,360,665)	(62,713,522)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser, LLC—Note 3(a)	-	-	49,762	41,236
Beneficial Interest Transactions ($):
Net proceeds from shares sold	50,809,705	25,776,491	416,992,236	1,675,620,574
Cost of shares redeemed	(117,742,403)	(8,909,687)	(418,716,772)	(243,786,406)
Transaction fees—Note 5	569,105	85,151	198,718	1,111,233
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(66,363,593)	16,951,955	(1,525,818)	1,432,945,401
Total Increase (Decrease) in Net Assets	(51,520,552)	33,419,294	35,312,297	1,453,037,653
Net Assets ($):
Beginning of Period	119,722,666	86,303,372	1,993,952,462	540,914,809
End of Period	68,202,114	119,722,666	2,029,264,759	1,993,952,462
Capital Share Transactions (Shares):
Shares sold	800,000	400,000	10,000,000	39,700,000
Shares redeemed	(1,850,000)	(150,000)	(10,000,000)	(5,850,000)
Net Increase (Decrease) in Shares Outstanding	(1,050,000)	250,000	-	33,850,000
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period.

	Year Ended October 31,
BNY Mellon US Large Cap Core Equity ETF	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	108.38	79.29	71.24	87.00	61.95
Investment Operations:
Net investment income(a)	1.44	1.38	1.23	1.15	1.06
Net realized and unrealized gain (loss) on investments	22.58	29.07	7.99	(15.81)	24.90
Total from Investment Operations	24.02	30.45	9.22	(14.66)	25.96
Distributions:
Dividends from net investment income	(1.34)	(1.36)	(1.17)	(1.10)	(.91 )
Net asset value, end of period	131.06	108.38	79.29	71.24	87.00
Market value, end of period	131.00	108.30	79.24	71.29	87.03
Total Return (%)	22.34	38.54	13.00	(16.91)	42.08
Market Price Total Return (%)	22.38	38.53	12.85	(16.90)	42.42
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	-	-	-	-	-
Ratio of net investment income to average net assets(b)	1.24	1.40	1.57	1.47	1.35
Portfolio Turnover Rate(c)	2.10	16.00	5.33	5.74	10.53
Net Assets, end of period ($ x 1,000)	4,813,851	2,879,643	1,694,474	438,156	391,486

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

	Year Ended October 31,
BNY Mellon US Mid Cap Core Equity ETF	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	101.14	76.04	77.86	94.03	65.66
Investment Operations:
Net investment income(a)	1.53	1.38	1.35	1.32	1.07
Net realized and unrealized gain (loss) on investments	7.03	25.09	(1.99)	(16.18)	28.28
Total from Investment Operations	8.56	26.47	(.64 )	(14.86)	29.35
Distributions:
Dividends from net investment income	(1.55)	(1.37)	(1.18)	(1.31)	(.98 )
Net asset value, end of period	108.15	101.14	76.04	77.86	94.03
Market value, end of period	108.15	101.27	76.08	77.86	94.11
Total Return (%)	8.55	34.92	(.89 )	(15.88)	44.87
Market Price Total Return (%)	8.42	35.01	(.83 )	(15.94)	45.23
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.04	.04	.04	.04	.04
Ratio of net investment income to average net assets(b)	1.48	1.48	1.66	1.55	1.24
Portfolio Turnover Rate(c)	29.06	93.63	11.76	25.97	32.65
Net Assets, end of period ($ x 1,000)	602,375	510,765	420,516	86,427	112,841

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
BNY Mellon US Small Cap Core Equity ETF	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	99.40	76.29	79.45	97.73	67.17
Investment Operations:
Net investment income(a)	1.41	1.42	1.30	1.22	1.25
Net realized and unrealized gain (loss) on investments	11.24	23.16	(3.30)	(18.22)	30.31
Total from Investment Operations	12.65	24.58	(2.00)	(17.00)	31.56
Distributions:
Dividends from net investment income	(1.43)	(1.47)	(1.16)	(1.28)	(1.00)
Net asset value, end of period	110.62	99.40	76.29	79.45	97.73
Market value, end of period	110.67	99.56	76.35	79.50	97.86
Total Return (%)	12.86	32.30	(2.59)	(17.45)	47.08
Market Price Total Return (%)	12.74	32.42	(2.57)	(17.50)	47.59
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(b)	.04	.04	.04	.04	.04
Ratio of net investment income to average net assets(b)	1.40	1.53	1.58	1.36	1.34
Portfolio Turnover Rate(c)	38.61	66.34	20.13	37.93	50.09
Net Assets, end of period ($ x 1,000)	58,628	120,273	95,368	35,754	180,810

(a)	Based on average shares outstanding.
(b)	Amount does not include the expenses of the underlying funds.
(c)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

	Year Ended October 31,
BNY Mellon International Equity ETF	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	74.74	62.19	56.45	74.38	56.06
Investment Operations:
Net investment income(a)	2.16	2.12	2.19	2.03	1.82
Net realized and unrealized gain (loss) on investments	15.32	12.56	5.43 (b)	(17.83)	18.31
Total from Investment Operations	17.48	14.68	7.62	(15.80)	20.13
Distributions:
Dividends from net investment income	(2.43)	(2.13)	(1.88)	(2.13)	(1.81)
Transaction fees(a)	.00 (c)	.00 (c)	.00 (c)	-	-
Net asset value, end of period	89.79	74.74	62.19	56.45	74.38
Market value, end of period	90.00	75.09	62.88	56.52	74.86
Total Return (%)	23.76	23.65	13.32	(21.49)	36.10
Market Price Total Return (%)	23.47	22.84	14.43	(21.92)	35.52
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(d)	.04	.04	.04	.04	.04
Ratio of net investment income to average net assets(d)	2.66	2.88	3.30	3.15	2.57
Portfolio Turnover Rate(e)	9.30	16.58	13.57	19.30	13.49
Net Assets, end of period ($ x 1,000)	1,032,642	724,949	444,624	127,021	100,409

(a)	Based on average shares outstanding.
(b)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(c)	Amount represents less than $.01 per share.
(d)	Amount does not include the expenses of the underlying funds.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended October 31,
BNY Mellon Emerging Markets Equity ETF	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	61.40	50.77	47.36	69.84	62.45
Investment Operations:
Net investment income(a)	1.54	1.44	1.55	1.76	1.47
Net realized and unrealized gain (loss) on investments	14.38	10.69	3.28 (b)	(22.41)	7.69
Total from Investment Operations	15.92	12.13	4.83	(20.65)	9.16
Distributions:
Dividends from net investment income	(1.82)	(1.55)	(1.48)	(1.83)	(1.77)
Return of capital	(.07 )	-	-	-	-
Total Distributions	(1.89)	(1.55)	(1.48)	(1.83)	(1.77)
Transaction fees(a)	.35	.05	.06	-	-
Net asset value, end of period	75.78	61.40	50.77	47.36	69.84
Market value, end of period	75.16	61.33	50.67	47.53	69.90
Total Return (%)	26.99	24.11	10.14	(29.91)	14.61
Market Price Total Return (%)	26.09	24.20	9.55	(29.76)	13.83
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	.11	.11	.11	.11	.11
Ratio of net expenses to average net assets(c)	.11	.11	.11	.11 (d)	.11 (d)
Ratio of net investment income to average net assets(c)	2.43	2.48	2.84	2.90 (d)	2.00 (d)
Portfolio Turnover Rate(e)	56.40	30.80	19.90	15.00	17.42
Net Assets, end of period ($ x 1,000)	68,202	119,723	86,303	26,046	38,411

(a)	Based on average shares outstanding.
(b)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund’s investments.

(c)	Amount does not include the expenses of the underlying funds.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
See notes to financial statements.

	Year Ended October 31,
BNY Mellon Core Bond ETF	2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	41.93	39.48	40.68	49.30	50.27
Investment Operations:
Net investment income(a)	1.85	1.83	1.47	.96	.55
Net realized and unrealized gain (loss) on investments	.67	2.26	(1.31)	(8.68)	(.75 )
Total from Investment Operations	2.52	4.09	.16	(7.72)	(.20 )
Distributions:
Dividends from net investment income	(1.77)	(1.67)	(1.37)	(.92 )	(.77 )
Transaction fees(a)	.00 (b)	.03	.01	.02	-
Net asset value, end of period	42.68	41.93	39.48	40.68	49.30
Market value, end of period	42.70	41.95	39.52	40.66	49.33
Total Return (%)	6.15	10.54	.31	(15.82)	(.41 )
Market Price Total Return (%)	6.17	10.48	.44	(15.89)	(.38 )
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets(c)	-	-	-	-	-
Ratio of net investment income to average net assets(c)	4.43	4.39	3.53	2.15	1.12
Portfolio Turnover Rate(d)	70.96 (e)	59.76	64.39	84.75	105.97
Net Assets, end of period ($ x 1,000)	2,029,265	1,993,952	540,915	372,187	194,745

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Amount does not include the expenses of the underlying funds.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.
(e)	The portfolio turnover rates excluding mortgage dollar roll transactions for the period ended October 31, 2025 was 46.31%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Organization:
BNY Mellon ETF Trust (the “Trust”) is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust operates as a series company currently consisting of ten series, including the following diversified funds: BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF and BNY Mellon Core Bond ETF (each, a “fund” and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as each fund’s investment adviser. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation (“Mellon”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as each fund’s sub-adviser. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares.
Fund Name	Underlying Index
BNY Mellon US Large Cap Core Equity ETF	Solactive GBS United States 500 Index TR†
BNY Mellon US Mid Cap Core Equity ETF	Solactive GBS United States 400 Index TR†
BNY Mellon US Small Cap Core Equity ETF	Solactive GBS United States 600 Index TR†
BNY Mellon International Equity ETF	Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR†
BNY Mellon Emerging Markets Equity ETF	Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR†
BNY Mellon Core Bond ETF	Bloomberg U.S. Aggregate Total Return Index††

†
Solactive AG (“Solactive”) is the licensor of Solactive GBS United States 500 Index TR, Solactive GBS United States 400 Index TR, Solactive GBS United States
600 Index TR, Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR, and Solactive GBS Emerging Markets Large & Mid Cap
USD Index NTR (the “Solactive Indexes”). The BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity ETF, and BNY Mellon Emerging Markets Equity ETF (collectively, and solely for the purposes of this section, the “BNY Mellon Equity ETFs”) are not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the funds; (b) the quality, accuracy and/or completeness of the Solactive
Indexes; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Solactive Indexes. Solactive does not guarantee the accuracy and/or the completeness of the Solactive Indexes and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Solactive Indexes and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Solactive Indexes. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Solactive Indexes.

††
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.

The shares of the funds are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the funds. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—
Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.

NOTES TO FINANCIAL STATEMENTS (continued)
Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund’s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the funds’ valuation designee to make all fair value determinations with respect to the funds’ portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including shares of REITs and ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by the Adviser based on values supplied by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Adviser. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an

NOTES TO FINANCIAL STATEMENTS (continued)
evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2025 in valuing each fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon US Large Cap Core Equity ETF
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	4,802,369,533	—	—	4,802,369,533
Investment Companies	10,729,701	—	—	10,729,701
	4,813,099,234	—	—	4,813,099,234
Other Financial Instruments:
Futures††	314,783	—	—	314,783
	314,783	—	—	314,783
BNY Mellon US Mid Cap Core Equity ETF
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	601,140,695	—	—	601,140,695
Investment Companies	9,258,692	—	—	9,258,692
	610,399,387	—	—	610,399,387
Liabilities ($)
Other Financial Instruments:
Futures††	(12,812)	—	—	(12,812)
	(12,812)	—	—	(12,812)
BNY Mellon US Small Cap Core Equity ETF
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	58,480,751	—	—	58,480,751
Investment Companies	1,234,006	—	—	1,234,006
	59,714,757	—	—	59,714,757
Other Financial Instruments:
Futures††	3,686	—	—	3,686
	3,686	—	—	3,686

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon International Equity ETF
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	1,024,017,714	—	0	1,024,017,714
Equity Securities - Preferred Stocks	2,576,355	—	—	2,576,355
Rights	7,141	—	—	7,141
Warrants	—	0	—	0
Investment Companies	1,181,033	—	—	1,181,033
	1,027,782,243	0	0	1,027,782,243
Other Financial Instruments:
Futures††	38,338	—	—	38,338
	38,338	—	—	38,338
BNY Mellon Emerging Markets Equity ETF
Assets ($)
Investments in Securities:†
Corporate Bonds and Notes	—	628	—	628
Equity Securities - Common Stocks	66,959,325	36,602	0	66,995,927
Equity Securities - Preferred Stocks	1,169,984	—	0	1,169,984
Rights	—	24	—	24
Investment Companies	130,539	—	—	130,539
	68,259,848	37,254	0	68,297,102
Other Financial Instruments:
Futures††	9,349	—	—	9,349
	9,349	—	—	9,349
BNY Mellon Core Bond ETF
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	7,683,688	—	7,683,688
Commercial Mortgage-Backed	—	14,216,590	—	14,216,590
Corporate Bonds and Notes	—	509,314,528	—	509,314,528
Foreign Governmental	—	33,192,212	—	33,192,212
Municipal Securities	—	6,727,654	—	6,727,654
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	14,925,489	—	14,925,489
U.S. Government Agencies Obligations	—	12,169,544	—	12,169,544
U.S. Government Agencies Mortgage-Backed	—	491,966,786	—	491,966,786
U.S. Treasury Securities	—	921,725,188	—	921,725,188
Investment Companies	73,553,166	—	—	73,553,166
	73,553,166	2,011,921,679	—	2,085,474,845

NOTES TO FINANCIAL STATEMENTS (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
BNY Mellon Core Bond ETF (continued)
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(753,263)	—	(753,263)
	—	(753,263)	—	(753,263)

†	See Schedules of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statements of Assets and Liabilities.

(b) Foreign currency transactions: Each relevant fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: Each relevant fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2025, if any, are disclosed in the funds’ Statements of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the funds may lend securities to qualified institutions. It is the funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the funds, except in the event of borrower default, and is not reflected in the Statements of Assets and Liabilities. The securities on loan, if any, are also disclosed in each fund’s Schedules of Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending trans

NOTES TO FINANCIAL STATEMENTS (continued)
actions are on an overnight and continuous basis. The table below summarizes the amount BNY earned from each relevant fund from lending portfolio securities, pursuant to the securities lending agreement during the period ended October 31, 2025.
Securities Lending Agreement ($)
BNY Mellon US Large Cap Core Equity ETF	13,269
BNY Mellon US Mid Cap Core Equity ETF	15,687
BNY Mellon US Small Cap Core Equity ETF	3,378
BNY Mellon International Equity ETF	1,035
BNY Mellon Emerging Markets Equity ETF	1,727
BNY Mellon Core Bond ETF	14,245
For financial reporting purposes, the funds elect not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of October 31, 2025, the funds had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following tables:
Assets ($)
BNY Mellon US Large Cap Core Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	28,556,538
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(28,556,538) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon US Mid Cap Core Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	27,619,370
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(27,619,370) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

NOTES TO FINANCIAL STATEMENTS (continued)

Assets ($)
BNY Mellon US Small Cap Core Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	5,428,103
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(5,428,103) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon International Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	2,942,753
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(2,942,753) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon Emerging Markets Equity ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	255,713
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(255,713) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

Assets ($)
BNY Mellon Core Bond ETF
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	24,222,889
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(24,222,889) †
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedules of Investments for detailed information regarding collateral received for open securities lending.

NOTES TO FINANCIAL STATEMENTS (continued)
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which each fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent each relevant fund invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses and/or may impact the correlation between each fund and index performance. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by each fund. To the extent securities held by each fund trade in a market that is closed when the exchange on which each fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in each fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.
Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. There may be less information publicly available about an emerging market issuer than about a developed market issuer and/or the available information may be outdated or unreliable. In addition, emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets, potentially making it difficult to evaluate such issuers. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Additionally, investments in these countries may have restrictions that make it difficult or impossible for each fund to exercise rights, pursue legal remedies, and obtain judgments in foreign courts. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. These risks may impact the correlation between each fund and index performance.
Interest Rate Risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of each fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., each fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, each fund’s investments in new securities may be at lower yields and may reduce each fund’s income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Duration is an indication of an investment’s “interest rate risk,” or how sensitive a bond or the fund’s portfolio may be to changes in interest rates. The change in the value of a fixed-income security or portfolio can be approximated by multiplying its duration by a change in interest rates.
Fixed-Income Market Risk: BNY Mellon Core Bond ETF invests in fixed-income securities. The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity

NOTES TO FINANCIAL STATEMENTS (continued)
can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates).
Authorized Participants, Market Makers and Liquidity Providers Risk: Each fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for each fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF normally declare and pay dividends from net investment income quarterly. BNY Mellon Core Bond ETF normally declares and pays dividends from net investment income monthly. Income dividends for each fund may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP.
On October 31, 2025, the Board of BNY Mellon Core Bond ETF declared a cash dividend of $.1487 per share from undistributed net investment income, payable on November 6, 2025 to shareholders of record as of the close of business on November 3, 2025, with an ex-dividend date of November 3, 2025.
(g) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended October 31, 2025, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended October 31, 2025, the funds did not incur any interest or penalties.
Each tax year in the four-year period ended October 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The table below summarizes each fund’s components of accumulated earnings on a tax basis at October 31, 2025:
Components of Accumulated Earnings
	Undistributed Ordinary Income ($)	Accumulated Capital (Losses) ($)	Unrealized Appreciation (Depreciation) ($)
BNY Mellon US Large Cap Core Equity ETF	3,983,106	(36,276,930)	904,780,503
BNY Mellon US Mid Cap Core Equity ETF	777,267	(38,629,190)	68,298,293
BNY Mellon US Small Cap Core Equity ETF	91,247	(17,652,515)	1,289,424
BNY Mellon International Equity ETF	10,272,041	(17,464,011)	154,441,909
BNY Mellon Emerging Markets Equity ETF	-	(3,555,598)	18,016,202
BNY Mellon Core Bond ETF	7,316,959	(17,445,681)	(4,550,233)
Each fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

NOTES TO FINANCIAL STATEMENTS (continued)
The below table summarizes each relevant fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2025.
Capital Loss Carryover	Short-Term Losses ($)†	Long-Term Losses ($)†	Total ($)
BNY Mellon US Large Cap Core Equity ETF	19,352,458	16,924,472	36,276,930
BNY Mellon US Mid Cap Core Equity ETF	26,983,618	11,645,572	38,629,190
BNY Mellon US Small Cap Core Equity ETF	9,037,055	8,615,460	17,652,515
BNY Mellon International Equity ETF	9,385,837	8,078,174	17,464,011
BNY Mellon Emerging Markets Equity ETF	3,555,598	-	3,555,598
BNY Mellon Core Bond ETF	7,073,620	10,372,061	17,445,681

†	These capital losses can be carried forward for an unlimited period.
The below table summarizes each fund’s tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2025 and October 31, 2024.
	2025		2024
Tax Character of Distributions Paid	Ordinary Income ($)†	Return of Capital ($)	Ordinary Income ($)†	Return of Capital ($)
BNY Mellon US Large Cap Core Equity ETF	40,821,337	-	31,978,450	-
BNY Mellon US Mid Cap Core Equity ETF	8,120,204	-	6,908,269	-
BNY Mellon US Small Cap Core Equity ETF	1,474,182	-	1,761,694	-
BNY Mellon International Equity ETF	24,147,830	-	18,099,472	-
BNY Mellon Emerging Markets Equity ETF	3,025,898	61,009	2,562,381	-
BNY Mellon Core Bond ETF	82,360,665	-	62,713,522	-

†	Includes short-term capital gain distributions, if any.
During the period ended October 31, 2025, as a result of permanent book to tax differences, primarily due to in-kind redemptions, wash sales and passive foreign investment companies, each identified fund increased/(decreased) total distributable earnings (loss) and increased/(decreased) paid-in capital as summarized in the table below. Net assets and net asset value per share were not affected by this reclassification.
Return of Capital Statement of Position	Total Distributable Earnings (Loss) ($)	Paid-in Capital ($)
BNY Mellon US Large Cap Core Equity ETF	(286,422,379)	286,422,379
BNY Mellon US Mid Cap Core Equity ETF	(21,044,193)	21,044,193
BNY Mellon US Small Cap Core Equity ETF	(15,760,874)	15,760,874
BNY Mellon International Equity ETF	(34,246,164)	34,246,164
BNY Mellon Emerging Markets Equity ETF	(6,693,383)	6,693,383
BNY Mellon Core Bond ETF	3,140,700	(3,140,700)
(h) Operating segment reporting: In this reporting period, each fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the funds’ financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, each fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the funds’ prospectus. The accounting policies of the funds are consistent with those described in these Notes to Financial Statements. The chief operating

NOTES TO FINANCIAL STATEMENTS (continued)
decision maker (“CODM”) is represented by BNY Investments. The CODM is comprised of Senior Management and Directors of BNY Investments. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to fund shareholders. Detailed financial information for the funds is disclosed within these financial statements with total assets and liabilities disclosed on the Statements of Assets and Liabilities, investments held on the Schedules of Investments, results of operations and significant segment expenses on the Statements of Operations and other information about the funds’ performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is payable monthly and computed at an annual rate on the average daily value of each fund’s net assets of which are summarized in the table below.
Management Agreement Fees (%)
BNY Mellon US Large Cap Core Equity ETF	.00
BNY Mellon US Mid Cap Core Equity ETF	.04
BNY Mellon US Small Cap Core Equity ETF	.04
BNY Mellon International Equity ETF	.04
BNY Mellon Emerging Markets Equity ETF	.11
BNY Mellon Core Bond ETF	.00
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF and BNY Mellon Emerging Markets Equity ETF, each fund’s management agreement provides that the Adviser pays substantially all expenses of such fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
For BNY Mellon US Large Cap Core Equity ETF and BNY Mellon Core Bond ETF, each fund’s management agreement provides that the Adviser pays substantially all expenses of such fund, except for the management fees, interest expenses, taxes, brokerage commissions,costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. For BNY Mellon US Large Cap Core Equity ETF and BNY Mellon Core Bond ETF, each fund’s management agreement provides that the Adviser pays all acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. For financial reporting purposes such payments pursuant to undertakings above will be considered a reduction in expenses presented in the Statement of Operations. If such payments made to certain funds would be excess over expenses borne directly by each fund, such payments will be considered Capital Contributions from Adviser presented in the Statement of Changes. During the period ended October 31, 2025, there was no impact on the Total Return of each relevant fund as a result of the Capital Contributions from Adviser.
The table below summarizes the amounts pursuant to undertakings during the period ended October 31, 2025.
Reduction in expenses/Capital Contributions from Adviser Pursuant to undertakings ($)
BNY Mellon US Large Cap Core Equity ETF	6,527
BNY Mellon US Mid Cap Core Equity ETF	—
BNY Mellon US Small Cap Core Equity ETF	—
BNY Mellon International Equity ETF	—
BNY Mellon Emerging Markets Equity ETF	—
BNY Mellon Core Bond ETF	49,762
Pursuant to a sub-investment advisory agreement between Mellon and the Adviser, the Adviser pays Mellon a monthly fee at an annual percentage of the value of each fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which each fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions

NOTES TO FINANCIAL STATEMENTS (continued)
and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves each fund from disclosing the sub-advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition,pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
For each fund, the Adviser pays a contractual fee rate to Mellon as applicable to each fund’s sub-investment advisory agreement, at the annual rate set forth in the table below (stated as a percentage of each fund’s average daily net assets). The Adviser, and not the funds, pays the Mellon fee rate as applicable to each fund’s sub-investment advisory agreement.
Sub-Investment Advisory Agreement Fees (%)
BNY Mellon US Large Cap Core Equity ETF	.02
BNY Mellon US Mid Cap Core Equity ETF	.02
BNY Mellon US Small Cap Core Equity ETF	.02
BNY Mellon International Equity ETF	.02
BNY Mellon Emerging Markets Equity ETF	.055
BNY Mellon Core Bond ETF	.03
(b) Each fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, each fund includes this interest income and overdraft fees, if any, as interest income in the  Statements of Operations.
The table below summarizes the components of “Due to/from BNY Mellon ETF Investment Adviser, LLC” in the Statements of Assets and Liabilities for each fund.
Due to BNY Mellon ETF Investment Adviser, LLC
	Management Fee ($)	Less/(Excess) Expense Reimbursement ($)
BNY Mellon US Large Cap Core Equity ETF	-	(798)
BNY Mellon US Mid Cap Core Equity ETF	20,433	-
BNY Mellon US Small Cap Core Equity ETF	1,993	-
BNY Mellon International Equity ETF	34,873	-
BNY Mellon Emerging Markets Equity ETF	6,250	-
BNY Mellon Core Bond ETF	-	(5,113)
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the funds. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds.

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 4—
Securities Transactions:
The table below summarizes each fund’s aggregate amount of purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, derivatives and in-kind transactions, during the period ended October 31, 2025.
Purchases and Sales	Purchases ($)	Sales ($)
BNY Mellon US Large Cap Core Equity ETF	73,724,223	72,586,491
BNY Mellon US Mid Cap Core Equity ETF	153,831,653	153,079,963
BNY Mellon US Small Cap Core Equity ETF	39,551,948	38,619,702
BNY Mellon International Equity ETF	82,240,550	74,572,723
BNY Mellon Emerging Markets Equity ETF	57,491,983	90,332,636
BNY Mellon Core Bond ETF†	1,411,209,474	1,378,903,018

†	Amount inclusive of purchases and sales from mortgage dollar transactions of $478,689,195 and $478,988,301, respectively.
Mortgage Dollar Rolls: During the period ended October 31, 2025, BNY Mellon Core Bond ETF transacted in mortgage dollar rolls. A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced market.
TBA Securities: During the period ended October 31, 2025, BNY Mellon Core Bond ETF transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold-TBA) and TBA sale commitments, at value, respectively.
BNY Mellon Core Bond ETF enters into forward-settling mortgage-backed securities transactions (including TBA trades) pursuant to Master Securities Forward Transaction Agreements (“MSFTAs”) with approved counterparties. The MSFTAs provide for rights of setoff and close-out netting of covered transactions with the same counterparty upon an event of default and require posting or receipt of collateral (including cash) based on changes in the fair value of open positions.
The fund does not offset TBA-related assets and liabilities in the statement of assets and liabilities because the criteria for offsetting under GAAP are not met in the ordinary course of business. However, the fund’s TBA positions are subject to enforceable master netting arrangements. Collateral posted or received under MSFTAs is presented separately as “Cash pledged as collateral” or “Cash received as collateral, if any.” Collateral amounts are not offset against the related assets or liabilities except where offsetting criteria are met.
At October 31, 2025, the amounts are as follows:
TBA Sale Commitments:	Assets ($)	Liabilities ($)
TBA forward receivables/payables (fair value)	1,768,378	(64,888,301)
Amounts offset in the statement of financial position	-	-
Net amounts presented	1,768,378	(64,888,301)
Financial instruments subject to MSFTA (not offset)	(753,263)	63,916,902
Financial collateral (including cash) subject to MSFTA	-	-
Net amount	1,015,115	(971,399)

NOTES TO FINANCIAL STATEMENTS (continued)
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each type of derivative instrument that was held by each relevant fund during the period ended October 31, 2025 is discussed below.
Deposits with Broker: The amount included in Cash collateral held by broker in the Statements of Asset and Liabilities represents cash balances that are held by a broker, including collateral required for derivative contracts. Any income earned on cash balances held by a broker is recorded as interest income to each relevant fund.
Futures: In the normal course of pursuing their investment objective, each relevant fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. Each relevant fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statements of Operations. When the contracts are closed, the funds recognize a realized gain or loss which is reflected in the Statements of Operations. There is minimal counterparty credit risk to each relevant fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2025 are set forth in each relevant fund’s Schedules of Investments.
The following tables show each relevant  fund’s exposure to different types of market risk as it relates to the Statements of Assets and Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of October 31, 2025 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Equity Risk	314,783 (1)	Equity Risk	-
Gross fair value of derivative contracts	314,783		-
BNY Mellon US Mid Cap Core Equity ETF
Equity Risk	-	Equity Risk	(12,812)(1)
Gross fair value of derivative contracts	-		(12,812)
BNY Mellon US Small Cap Core Equity ETF
Equity Risk	3,686 (1)	Equity Risk	-
Gross fair value of derivative contracts	3,686		-
BNY Mellon International Equity ETF
Equity Risk	38,338 (1)	Equity Risk	-
Gross fair value of derivative contracts	38,338		-
BNY Mellon Emerging Markets Equity ETF
Equity Risk	9,349 (1)	Equity Risk	-
Gross fair value of derivative contracts	9,349		-

Statement of Assets and Liabilities location:
(1)	Includes cumulative appreciation (depreciation) on futures as reported in the Schedules of Investments, but only the unpaid variation margin is reported in the Statements of Assets and Liabilities.
The effect of derivative instruments in the Statements of Operations during the period ended October 31, 2025 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
BNY Mellon US Large Cap Core Equity ETF
Equity	882,353	882,353
Total	882,353	882,353

NOTES TO FINANCIAL STATEMENTS (continued)
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Total
BNY Mellon US Mid Cap Core Equity ETF
Equity	(272,253)	(272,253)
Total	(272,253)	(272,253)
BNY Mellon US Small Cap Core Equity ETF
Equity	(39,865)	(39,865)
Total	(39,865)	(39,865)
BNY Mellon International Equity ETF
Equity	521,728	521,728
Total	521,728	521,728
BNY Mellon Emerging Markets Equity ETF
Equity	72,420	72,420
Total	72,420	72,420

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(2)	Total
BNY Mellon US Large Cap Core Equity ETF
Equity	309,698	309,698
Total	309,698	309,698
BNY Mellon US Mid Cap Core Equity ETF
Equity	(27,105)	(27,105)
Total	(27,105)	(27,105)
BNY Mellon US Small Cap Core Equity ETF
Equity	10,076	10,076
Total	10,076	10,076
BNY Mellon International Equity ETF
Equity	110,589	110,589
Total	110,589	110,589
BNY Mellon Emerging Markets Equity ETF
Equity	3,967	3,967
Total	3,967	3,967

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net change in unrealized appreciation (depreciation) on futures.

NOTES TO FINANCIAL STATEMENTS (continued)
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2025:
Average Market Value ($)
BNY Mellon US Large Cap Core Equity ETF
Futures:
Equity Futures Long	8,704,646
BNY Mellon US Mid Cap Core Equity ETF
Futures:
Equity Futures Long	1,671,518
BNY Mellon US Small Cap Core Equity ETF
Futures:
Equity Futures Long	338,784
BNY Mellon International Equity ETF
Futures:
Equity Futures Long	3,867,256
BNY Mellon Emerging Markets Equity ETF
Futures:
Equity Futures Long	403,458
The table below summarizes the cost of investments for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at October 31, 2025.
Accumulated Net Unrealized Appreciation (Depreciation)
	Cost of Investments ($)	Gross Appreciation ($)	Gross (Depreciation) ($)	Net ($)
BNY Mellon US Large Cap Core Equity ETF	3,908,318,731	1,082,068,846	(177,288,343)	904,780,503
BNY Mellon US Mid Cap Core Equity ETF	542,101,094	110,582,408	(42,284,115)	68,298,293
BNY Mellon US Small Cap Core Equity ETF	58,425,335	9,047,676	(7,758,253)	1,289,423
BNY Mellon International Equity ETF	873,342,852	214,316,362	(59,876,971)	154,439,391
BNY Mellon Emerging Markets Equity ETF	50,077,554	22,865,835	(4,646,287)	18,219,548
BNY Mellon Core Bond ETF	2,090,025,090	26,156,345	(30,706,590)	(4,550,245)
NOTE 5—
Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation Unit size for a fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of each fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” in the Statements of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund

NOTES TO FINANCIAL STATEMENTS (continued)
shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
The table below summarizes each fund’s in-kind transactions associated with creations and redemptions, during the period ended October 31, 2025.
In-Kind Transactions	Cost of Securities Received ($)	Value of Securities Delivered ($)
BNY Mellon US Large Cap Core Equity ETF	2,331,453,391	1,002,405,708
BNY Mellon US Mid Cap Core Equity ETF	278,137,464	198,994,280
BNY Mellon US Small Cap Core Equity ETF	51,460,015	119,075,897
BNY Mellon International Equity ETF	393,492,060	216,010,323
BNY Mellon Emerging Markets Equity ETF	6,013,056	40,694,240
BNY Mellon Core Bond ETF	267,589,376	312,585,583

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF and BNY Mellon Core Bond ETF and the Board of Trustees of BNY Mellon ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF and BNY Mellon Core Bond ETF (collectively referred to as the “Funds”) (six of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the schedules of investments, as of October 31, 2025, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (six of the funds constituting BNY Mellon ETF Trust) at October 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 24, 2025

IMPORTANT TAX INFORMATION (Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
Each fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal period ended October 31, 2025:
	Qualified Dividend Income (%)†	Dividends- Received Deduction (%)†	Interest Related Dividends (%)†
BNY Mellon US Large Cap Core Equity ETF	92.70	93.32	—
BNY Mellon US Mid Cap Core Equity ETF	72.41	69.84	—
BNY Mellon US Small Cap Core Equity ETF	86.57	86.24	—
BNY Mellon International Equity ETF	70.50	5.40	—
BNY Mellon Emerging Markets Equity ETF	50.23	—	—
BNY Mellon Core Bond ETF	—	—	94.95

†	The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign sourced income received and foreign taxes paid are as follows:
	Foreign Source Income Received ($)	Foreign Taxes Paid ($)
BNY Mellon International Equity ETF	22,349,498	2,097,782
BNY Mellon Emerging Markets Equity ETF	4,014,069	1,089,524

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting held on May 20, 2025, the Board of Trustees of the Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended, evaluated proposals to: (i) continue the management agreement (the “Management Agreement”) between the Trust and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”) with respect to the BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF, and BNY Mellon Core Bond ETF (each a “fund” and collectively, the “funds”); and (ii) continue the sub-investment advisory agreement between the Adviser and Mellon Investments Corporation (the “Sub-Adviser”), an affiliate of the Adviser, on behalf of each fund. The Management Agreement and the sub-investment advisory agreement are each referred to herein as an “Agreement,” and collectively, as the “Agreements.” The Trustees met separately to consider the Agreements and were advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and the Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and Board committee meetings. In deciding whether to approve the Agreements, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser and the Sub-Adviser under each respective Agreement, (ii) investment performance of the funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the funds, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, the Sub-Adviser, and/or their affiliates, and (vi) extent to which economies of scale would be shared as the funds grow. The Board considered the Agreements for each fund and the engagement of the Adviser and the Sub-Adviser separately.
The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (i) measuring each fund’s performance by how well it tracked the relevant benchmark index; (ii) comparing each fund’s performance with the performance of comparable funds selected by Broadridge for periods ended March 31, 2025; and (iii) comparing each fund’s actual management fees and total expenses with those of comparable funds selected by Broadridge, information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and the Sub-Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the funds and the materials provided prior to and at the meeting. The Board reviewed the Agreements and the Adviser’s and the Sub-Adviser’s responsibilities for managing investment operations of each of the funds in accordance with each such fund’s investment objective and policies, and legal and regulatory requirements. The Board appreciated the nature of the funds as exchange-traded funds (“ETFs”) and considered the background and experience of the Adviser’s and the Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the funds. The Board also considered the portfolio management resources, structures and practices of the Adviser and the Sub-Adviser, including those associated with monitoring and ensuring each fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board further considered information about the Sub-Adviser’s best execution procedures as well as the Adviser’s and the Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including the Sub-Adviser. With respect to the Sub-Adviser, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by the Sub-Adviser.
Investment Performance
The Board then reviewed each fund’s performance, noting that the distinctive indexed investment objective of each of the funds made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each fund achieved its objective as a passively-managed index fund. The Board reviewed information regarding the funds’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the funds to the Adviser and its affiliates. The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.

Fees Charged to Comparable Funds
The Board evaluated each fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., ETFs tracking similar indices. The Board reviewed the universe of similar ETFs for each fund based upon data independently obtained from Broadridge and related comparative information for similar ETFs. In doing so, the Board used a fund-by-fund analysis of the data. In certain instances, as considered appropriate by the Board, the Board explored with management the differences between a fund’s fee and fees paid by similar funds.
The Board considered the fee paid to the Sub-Adviser in relation to the fee paid to the Adviser by each fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser and not the funds.
Other Benefits
The Board also considered whether the Adviser, the Sub-Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the Adviser nor the Sub-Adviser maintains soft-dollar arrangements in connection with the funds’ brokerage transactions. The Board noted The Bank of New York Mellon Corporation may derive certain benefits from an incremental growth in its businesses that may possibly result from the availability of the funds to clients.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each fund’s assets grow in size. The Board noted that the advisory fee rate for each fund did not provide for breakpoints as assets of the fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board approved the continuation of the Agreements for each fund. In approving the continuance of the Agreements, the Board found that the terms of the Agreements are fair and reasonable and that the continuance of the Agreements is in the best interests of the fund and its shareholders.

© 2025 BNY Mellon Securities Corporation
Code-ETFNCSRAR1025

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY Mellon ETF Trust

By (Signature and Title) *	/s/ David J. DiPetrillo David J. DiPetrillo, President (Principal Executive Officer)

Date 12/28/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *	/s/ David J. DiPetrillo David J. DiPetrillo, President (Principal Executive Officer)

Date 12/28/2025

By (Signature and Title) *	/s/ James Windels James Windels, Treasurer (Principal Financial and Accounting Officer)

Date 12/26/2025

* Print the name and title of each signing officer under his or her signature.